UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 07584
Rydex Series Funds
(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: March 31
Date of reporting period: March 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
M A R C H 3 1 , 2 0 1 1 RY D E X S E R I E S F U N D S A N N UA L RE P ORT TA R G E T B E TA F UN D S DOMESTIC EQUITY FUNDS NOVA FUNDRUSSELL 2000® FUND S&P 500 FUNDINVERSE RUSSELL 2000® STRATEGY FUND INVERSE S&P 500 STRATEGY FUNDS&P 500 PURE GROWTH FUND NASD AQ-100® FUNDS&P 500 PURE VALUE FUND INVERSE NASDAQ-100® STRATEGY FUNDS&P MIDCAP 400 PURE GROWTH FUND MID-CAP 1.5x STRATEGY FUNDS&P MIDCAP 400 PURE VALUE FUND INVERSE MID-CAP STRATEGY FUNDS&P SMALLCAP 600 PURE GROWTH FUND RUSSELL 2000® 1.5x STRATEGY FUNDS&P SMALLCAP 600 PURE VALUE FUND INTERNATIONAL EQUITY FUNDS EUROPE 1.25x STRATEGY FUND JAPAN 2x STRATEGY FUND SPECIALTY FUNDS STRENGTHENING DOLLAR 2x STRATEGY FUND WEAKENING DOLLAR 2x STRATEGY FUND REAL ESTATE FUND FIXED INCOME FUNDS GOVERNMENT LONG BOND 1.2x STRATEGY FUND INVERSE GOVERNMENT LONG BOND STRATEGY FUND HIGH YIELD STRATEGY FUND INVERSE HIGH YIELD STRATEGY FUND MONEY MARKET FUND U.S. GOVERNMENT MONEY MARKET FUND

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Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
NOVA FUND	10
S&P 500 FUND	22
INVERSE S&P 500 STRATEGY FUND	34
NASDAQ-100® FUND	42
INVERSE NASDAQ-100® STRATEGY FUND	50
MID-CAP 1.5x STRATEGY FUND	58
INVERSE MID-CAP STRATEGY FUND	70
RUSSELL 2000® 1.5x STRATEGY FUND	78
RUSSELL 2000® FUND	104
INVERSE RUSSELL 2000® STRATEGY FUND	130
S&P 500 PURE GROWTH FUND	138
S&P 500 PURE VALUE FUND	146
S&P MIDCAP 400 PURE GROWTH FUND	154
S&P MIDCAP 400 PURE VALUE FUND	162
S&P SMALLCAP 600 PURE GROWTH FUND	170
S&P SMALLCAP 600 PURE VALUE FUND	178
EUROPE 1.25x STRATEGY FUND	186
JAPAN 2x STRATEGY FUND	194
STRENGTHENING DOLLAR 2x STRATEGY FUND	202
WEAKENING DOLLAR 2x STRATEGY FUND	210
REAL ESTATE FUND	218
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	226
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	234
HIGH YIELD STRATEGY FUND	242
INVERSE HIGH YIELD STRATEGY FUND	250
U.S. GOVERNMENT MONEY MARKET FUND	258
NOTES TO FINANCIAL STATEMENTS	267
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	284
OTHER INFORMATION	285
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	287
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER,
The U.S. enjoyed economic recovery through the 12 months ended March 31, 2011, despite the poor housing picture and slow-growing labor market. U.S. stocks emerged from the 2008-09 downturn in early 2010, slowed only at mid-year by European debt problems and the worry that expiration of U.S. government stimulus programs might lead to a double-dip recession. Concern that the recovery was not self-sustaining led the U.S. Federal Reserve (the “Fed”) to undertake a second round of quantitative easing in the last part of 2010 to keep long-term rates low and spur economic growth.
Stocks responded to the infusion of liquidity by rising nearly 25% from the end of August through March 2011, then stumbling after rising prices for oil and many other commodities accompanied concerns that inflation might get out of hand. The market’s 2011 gains proceeded to be wiped out by political unrest in the Mid East, renewed worries about the sovereign debt of peripheral European countries and a devastating earthquake and tsunami in Japan. Investor belief that these situations were under control, however, sparked a rebound that helped broad U.S. market measures finish the first quarter moderately higher, and 15% or more above the levels seen 12 months earlier.
Investors searching for higher yields increasingly took on credit risk over the past 12 months, which was reflected in good performance across most fixed income sectors, particularly investment grade corporate bonds and high-yield bonds. The yield on the benchmark 10-year Treasury has been climbing since last fall, as safe-haven buying subsided except during market shocks like the Japanese earthquake.
The Fed said in March 2011 that the economy was on firmer footing and that the run-up in commodity prices would not lead to a sustained increase in inflation. It stuck with its planned purchase of up to $600 billion in government bonds, slated to end in June 2011, and—as it has since December 2008—left short-term rates unchanged.
Many U.S. investors are preparing for the shift away from the bond-buying strategy, which they anticipate could slow or halt the stock market rally and introduce a period of volatility. Investors in global markets, meanwhile, are increasingly concerned about the potential for soaring food and energy prices to derail global economic recovery.
The accumulation of shocks, ranging from higher oil prices to turmoil in the Mid East to the effects of the natural disaster in Japan, has led to a lowering of global growth forecasts for 2011. These overseas events pounded the U.S. economy in the form of higher fuel prices, supply-chain disruptions and financial market volatility, also leading to downgrades in estimates of U.S. GDP growth for the first quarter and entire year of 2011. Continuing weakness in the housing market is still plaguing economic growth. The March labor market report showed job growth was picking up, but flat growth in wages and higher fuel and food costs kept consumers on edge. Increases in energy and food prices seem not yet to have spilled into broader inflation measures. Consumer spending is growing, although slowly, while corporate profits continue to rise impressively.
Geopolitical events and improving economic conditions have generally pushed commodity prices higher over the past 12 months. In the first quarter of 2011, the price of a barrel of oil rose above $100 for the first time since 2008. The higher price of oil as a production cost caused the prices of many metals to slip in early 2011, aided by a pullback in demand due to the Japanese quake or China’s efforts to slow lending. Gold spent much of the first quarter of 2011 in negative territory, but has turned in a spectacular climb over the past 12 months, closing out the period at a record high of $1,438 an ounce.
The dollar gained on the euro in 2010, reflecting concern about Europe’s crisis in sovereign debt, but the rally did not carry over into the first quarter of 2011, even though the Mid East was in turmoil, a nuclear crisis overtook Japan and Portugal was pointing toward default. In fact, the dollar in the first quarter of 2011 lost out to many currency counterparts around the world, gaining only slightly against the yen. Since the trade-weighted index for the U.S. dollar peaked last summer, it has fallen 15%, as investors seemed to fear the deleterious effects of continuous Fed easing.
2 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)
U.S. economic growth, while not robust, has proven strong enough to overcome some major shocks in the first quarter of 2011. The government stimulus package and quantitative easing program have revived the economy, and optimism is growing that the recovery from the financial crisis and ensuing recession is becoming self-sustaining. The end of Fed easing could signal that the policymakers are comfortable with the strength of the expansion, and believe that house prices and joblessness may be poised to recover. For the rest of 2011, investors face interest rate risk arising from inflationary monetary policy and deteriorating credit quality in the industrialized world. Energy shortages that could put upward pressure on the prices of oil, natural gas and coal pose perhaps the largest risk to economic growth.
At Rydex|SGI, our products are designed to help investors navigate uncertain markets, including hedging or augmenting exposures to the equity or fixed-income markets, or introducing alternative assets and strategies to portfolios for overall diversification1. Thank you for the trust you place in us.

Sincerely,

Michael Byrum
President & Chief Investment Officer

[1]	Diversification neither assures a profit nor eliminates the risk of experiencing investment losses.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)
Many of the Rydex|SGI Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%—in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%
As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2010 and ending March 31, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	the Period[2]

Table 1. Based on actual Fund return [3]
Nova Fund
Investor Class	1.30%	25.78%	$1,000.00	$1,257.82	$7.32
Advisor Class	1.80%	25.44%	1,000.00	1,254.41	10.12
A-Class	1.55%	25.65%	1,000.00	1,256.49	8.72
C-Class	2.30%	25.20%	1,000.00	1,252.01	12.91

S&P 500 Fund
A-Class	1.55%	16.29%	1,000.00	1,162.94	8.36
C-Class	2.30%	15.76%	1,000.00	1,157.65	12.37
H-Class	1.55%	16.26%	1,000.00	1,162.57	8.36
Inverse S&P 500 Strategy Fund
Investor Class	1.46%	(15.93%)	1,000.00	840.71	6.70
Advisor Class	1.96%	(16.14%)	1,000.00	838.57	8.98
A-Class	1.71%	(16.03%)	1,000.00	839.70	7.84
C-Class	2.47%	(16.38%)	1,000.00	836.23	11.31
NASDAQ-100® Fund
Investor Class	1.31%	16.71%	1,000.00	1,167.05	7.08
Advisor Class	1.81%	16.39%	1,000.00	1,163.95	9.77
A-Class	1.56%	16.63%	1,000.00	1,166.27	8.43
C-Class	2.31%	16.17%	1,000.00	1,161.73	12.45
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.48%	(16.35%)	1,000.00	836.49	6.78
Advisor Class	1.98%	(16.63%)	1,000.00	833.70	9.05
A-Class	1.73%	(16.48%)	1,000.00	835.24	7.92
C-Class	2.48%	(16.77%)	1,000.00	832.29	11.33
Mid-Cap 1.5x Strategy Fund
A-Class	1.70%	36.19%	1,000.00	1,361.93	10.01
C-Class	2.45%	35.74%	1,000.00	1,357.37	14.40
H-Class	1.71%	36.22%	1,000.00	1,362.20	10.07
Inverse Mid-Cap Strategy Fund
A-Class	1.72%	(20.89%)	1,000.00	791.15	7.68
C-Class	2.46%	(21.18%)	1,000.00	788.20	10.97
H-Class	1.71%	(20.87%)	1,000.00	791.29	7.64
Russell 2000® 1.5x Strategy Fund
A-Class	1.72%	38.92%	1,000.00	1,389.25	10.25
C-Class	2.47%	38.40%	1,000.00	1,384.05	14.68
H-Class	1.72%	38.88%	1,000.00	1,388.82	10.24
Russell 2000® Fund
A-Class	1.57%	24.68%	1,000.00	1,246.83	8.79
C-Class	2.32%	24.20%	1,000.00	1,241.97	12.97
H-Class	1.58%	24.65%	1,000.00	1,246.50	8.85
Inverse Russell 2000® Strategy Fund
A-Class	1.72%	(22.41%)	1,000.00	775.90	7.62
C-Class	2.47%	(22.72%)	1,000.00	772.82	10.92
H-Class	1.72%	(22.39%)	1,000.00	776.08	7.62
S&P 500 Pure Growth Fund
A-Class	1.54%	21.30%	1,000.00	1,212.95	8.50
C-Class	2.30%	20.80%	1,000.00	1,208.00	12.66
H-Class	1.56%	21.27%	1,000.00	1,212.66	8.61
S&P 500 Pure Value Fund
A-Class	1.57%	20.27%	1,000.00	1,202.72	8.62
C-Class	2.31%	19.84%	1,000.00	1,198.44	12.66
H-Class	1.56%	20.29%	1,000.00	1,202.91	8.57
S&P MidCap 400 Pure Growth Fund
A-Class	1.55%	27.41%	1,000.00	1,274.14	8.79
C-Class	2.30%	26.91%	1,000.00	1,269.05	13.01
H-Class	1.55%	27.41%	1,000.00	1,274.11	8.79
6 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	the Period[2]

S&P MidCap 400 Pure Value Fund
A-Class	1.57%	20.57%	$1,000.00	$1,205.73	$8.63
C-Class	2.32%	20.16%	1,000.00	1,201.65	12.73
H-Class	1.56%	20.58%	1,000.00	1,205.81	8.58
S&P SmallCap 600 Pure Growth Fund
A-Class	1.55%	25.16%	1,000.00	1,251.65	8.70
C-Class	2.30%	24.64%	1,000.00	1,246.36	12.88
H-Class	1.55%	25.11%	1,000.00	1,251.13	8.70
S&P SmallCap 600 Pure Value Fund
A-Class	1.55%	24.22%	1,000.00	1,242.23	8.66
C-Class	2.30%	23.65%	1,000.00	1,236.46	12.82
H-Class	1.56%	24.20%	1,000.00	1,241.98	8.72
Europe 1.25x Strategy Fund
A-Class	1.69%	9.93%	1,000.00	1,099.30	8.85
C-Class	2.45%	9.45%	1,000.00	1,094.51	12.79
H-Class	1.70%	9.76%	1,000.00	1,097.58	8.89
Japan 2x Strategy Fund
A-Class	1.56%	3.53%	1,000.00	1,035.32	7.92
C-Class	2.29%	2.89%	1,000.00	1,028.89	11.58
H-Class	1.55%	3.52%	1,000.00	1,035.25	7.86
Strengthening Dollar 2x Strategy Fund
A-Class	1.72%	(9.85%)	1,000.00	901.54	8.15
C-Class	2.47%	(10.15%)	1,000.00	898.46	11.69
H-Class	1.72%	(9.82%)	1,000.00	901.75	8.16
Weakening Dollar 2x Strategy Fund
A-Class	1.72%	7.22%	1,000.00	1,072.22	8.89
C-Class	2.47%	6.83%	1,000.00	1,068.33	12.74
H-Class	1.72%	7.23%	1,000.00	1,072.29	8.89
Real Estate Fund
A-Class	1.64%	14.90%	1,000.00	1,149.03	8.79
C-Class	2.39%	14.40%	1,000.00	1,143.99	12.78
H-Class	1.64%	14.92%	1,000.00	1,149.20	8.79
Government Long Bond 1.2x Strategy Fund
Investor Class	0.99%	(14.17%)	1,000.00	858.34	4.59
Advisor Class	1.49%	(14.52%)	1,000.00	854.80	6.89
A-Class	1.24%	(14.25%)	1,000.00	857.50	5.74
C-Class	1.98%	(14.60%)	1,000.00	853.97	9.15
Inverse Government Long Bond Strategy Fund
Investor Class	5.15%	11.04%	1,000.00	1,110.36	27.10
Advisor Class	5.62%	10.72%	1,000.00	1,107.21	29.53
A-Class	5.39%	10.92%	1,000.00	1,109.19	28.34
C-Class	6.14%	10.47%	1,000.00	1,104.67	32.22
High Yield Strategy Fund
A-Class	1.54%	5.97%	1,000.00	1,059.70	7.91
C-Class	2.29%	5.58%	1,000.00	1,055.83	11.74
H-Class	1.54%	5.98%	1,000.00	1,059.78	7.91
Inverse High Yield Strategy Fund
A-Class	1.54%	(7.12%)	1,000.00	928.84	7.41
C-Class	2.29%	(7.49%)	1,000.00	925.09	10.99
H-Class	1.54%	(7.16%)	1,000.00	928.43	7.40
U.S. Government Money Market Fund
Investor Class	0.18%	0.01%	1,000.00	1,000.05	0.90
Investor2 Class	0.18%	0.01%	1,000.00	1,000.05	0.90
Advisor Class	0.19%	0.01%	1,000.00	1,000.05	0.95
A-Class	0.19%	0.01%	1,000.00	1,000.05	0.95
C-Class	0.19%	0.01%	1,000.00	1,000.05	0.95
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	the Period[2]

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.30%	5.00%	$1,000.00	$1,018.45	$6.54
Advisor Class	1.80%	5.00%	1,000.00	1,015.96	9.05
A-Class	1.55%	5.00%	1,000.00	1,017.20	7.80
C-Class	2.30%	5.00%	1,000.00	1,013.46	11.55
S&P 500 Fund
A-Class	1.55%	5.00%	1,000.00	1,017.20	7.80
C-Class	2.30%	5.00%	1,000.00	1,013.46	11.55
H-Class	1.55%	5.00%	1,000.00	1,017.20	7.80
Inverse S&P 500 Strategy Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.65	7.34
Advisor Class	1.96%	5.00%	1,000.00	1,015.16	9.85
A-Class	1.71%	5.00%	1,000.00	1,016.40	8.60
C-Class	2.47%	5.00%	1,000.00	1,012.62	12.39
NASDAQ-100® Fund
Investor Class	1.31%	5.00%	1,000.00	1,018.40	6.59
Advisor Class	1.81%	5.00%	1,000.00	1,015.91	9.10
A-Class	1.56%	5.00%	1,000.00	1,017.15	7.85
C-Class	2.31%	5.00%	1,000.00	1,013.41	11.60
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.48%	5.00%	1,000.00	1,017.55	7.44
Advisor Class	1.98%	5.00%	1,000.00	1,015.06	9.95
A-Class	1.73%	5.00%	1,000.00	1,016.31	8.70
C-Class	2.48%	5.00%	1,000.00	1,012.57	12.44
Mid-Cap 1.5x Strategy Fund
A-Class	1.70%	5.00%	1,000.00	1,016.45	8.55
C-Class	2.45%	5.00%	1,000.00	1,012.72	12.29
H-Class	1.71%	5.00%	1,000.00	1,016.40	8.60
Inverse Mid-Cap Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.36	8.65
C-Class	2.46%	5.00%	1,000.00	1,012.67	12.34
H-Class	1.71%	5.00%	1,000.00	1,016.40	8.60
Russell 2000® 1.5x Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.36	8.65
C-Class	2.47%	5.00%	1,000.00	1,012.62	12.39
H-Class	1.72%	5.00%	1,000.00	1,016.36	8.65
Russell 2000® Fund
A-Class	1.57%	5.00%	1,000.00	1,017.10	7.90
C-Class	2.32%	5.00%	1,000.00	1,013.36	11.65
H-Class	1.58%	5.00%	1,000.00	1,017.05	7.95
Inverse Russell 2000® Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.36	8.65
C-Class	2.47%	5.00%	1,000.00	1,012.62	12.39
H-Class	1.72%	5.00%	1,000.00	1,016.36	8.65
S&P 500 Pure Growth Fund
A-Class	1.54%	5.00%	1,000.00	1,017.25	7.75
C-Class	2.30%	5.00%	1,000.00	1,013.46	11.55
H-Class	1.56%	5.00%	1,000.00	1,017.15	7.85
S&P 500 Pure Value Fund
A-Class	1.57%	5.00%	1,000.00	1,017.10	7.90
C-Class	2.31%	5.00%	1,000.00	1,013.41	11.60
H-Class	1.56%	5.00%	1,000.00	1,017.15	7.85
S&P MidCap 400 Pure Growth Fund
A-Class	1.55%	5.00%	1,000.00	1,017.20	7.80
C-Class	2.30%	5.00%	1,000.00	1,013.46	11.55
H-Class	1.55%	5.00%	1,000.00	1,017.20	7.80
S&P MidCap 400 Pure Value Fund
A-Class	1.57%	5.00%	1,000.00	1,017.10	7.90
C-Class	2.32%	5.00%	1,000.00	1,013.36	11.65
H-Class	1.56%	5.00%	1,000.00	1,017.15	7.85
8 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	the Period[2]

S&P SmallCap 600 Pure Growth Fund
A-Class	1.55%	5.00%	$1,000.00	$1,017.20	$7.80
C-Class	2.30%	5.00%	1,000.00	1,013.46	11.55
H-Class	1.55%	5.00%	1,000.00	1,017.20	7.80
S&P SmallCap 600 Pure Value Fund
A-Class	1.55%	5.00%	1,000.00	1,017.20	7.80
C-Class	2.30%	5.00%	1,000.00	1,013.46	11.55
H-Class	1.56%	5.00%	1,000.00	1,017.15	7.85
Europe 1.25x Strategy Fund
A-Class	1.69%	5.00%	1,000.00	1,016.50	8.50
C-Class	2.45%	5.00%	1,000.00	1,012.72	12.29
H-Class	1.70%	5.00%	1,000.00	1,016.45	8.55
Japan 2x Strategy Fund
A-Class	1.56%	5.00%	1,000.00	1,017.15	7.85
C-Class	2.29%	5.00%	1,000.00	1,013.51	11.50
H-Class	1.55%	5.00%	1,000.00	1,017.20	7.80
Strengthening Dollar 2x Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.36	8.65
C-Class	2.47%	5.00%	1,000.00	1,012.62	12.39
H-Class	1.72%	5.00%	1,000.00	1,016.36	8.65
Weakening Dollar 2x Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.36	8.65
C-Class	2.47%	5.00%	1,000.00	1,012.62	12.39
H-Class	1.72%	5.00%	1,000.00	1,016.36	8.65
Real Estate Fund
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
H-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
Government Long Bond 1.2x Strategy Fund
Investor Class	0.99%	5.00%	1,000.00	1,020.00	4.99
Advisor Class	1.49%	5.00%	1,000.00	1,017.50	7.49
A-Class	1.24%	5.00%	1,000.00	1,018.75	6.24
C-Class	1.98%	5.00%	1,000.00	1,015.06	9.95
Inverse Government Long Bond Strategy Fund
Investor Class	5.15%	5.00%	1,000.00	999.25	25.67
Advisor Class	5.62%	5.00%	1,000.00	996.91	27.98
A-Class	5.39%	5.00%	1,000.00	998.06	26.85
C-Class	6.14%	5.00%	1,000.00	994.32	30.53
High Yield Strategy Fund
A-Class	1.54%	5.00%	1,000.00	1,017.25	7.75
C-Class	2.29%	5.00%	1,000.00	1,013.51	11.50
H-Class	1.54%	5.00%	1,000.00	1,017.25	7.75
Inverse High Yield Strategy Fund
A-Class	1.54%	5.00%	1,000.00	1,017.25	7.75
C-Class	2.29%	5.00%	1,000.00	1,013.51	11.50
H-Class	1.54%	5.00%	1,000.00	1,017.25	7.75
U.S. Government Money Market Fund
Investor Class	0.18%	5.00%	1,000.00	1,024.03	0.91
Investor2 Class	0.18%	5.00%	1,000.00	1,024.03	0.91
Advisor Class	0.19%	5.00%	1,000.00	1,023.98	0.96
A-Class	0.19%	5.00%	1,000.00	1,023.98	0.96
C-Class	0.19%	5.00%	1,000.00	1,023.98	0.96

[1]	This ratio represents annualized Net Expenses, which includes interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 3.73%, 3.70%, 3.72%, and 3.72% lower for the Investor Class, Advisor Class, A-Class, and C-Class, respectively.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2010 to March 31, 2011.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) March 31, 2011
NOVA FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: July 12, 1993
For the one-year period ended March 31, 2011, Nova Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index. Nova Fund Investor Class returned 21.38%, while the S&P 500 Index returned 15.65% over the same period.
Energy (4.30%), Information Technology (2.28%) and Industrials (2.27%) provided the most performance to the index during the year. Financials (0.45%), Health Care (0.48%) and Utilities (0.51%) provided the least performance to the index during the year.
Apple, Inc., Exxon Mobil Corp. and Chevron Corp. were among the stocks which provided the most performance to the index during the year. Bank of America Corp., Cisco Systems, Inc. and Hewlett-Packard Co. detracted from performance for the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
     Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

Investor Class	July 12, 1993
Advisor Class	October 15, 1998
A-Class	March 31, 2004
C-Class	March 14, 2001

Ten Largest Holdings
(% of Total Net Assets)
Exxon Mobil Corp.	2.2%
Apple, Inc.	1.7%
Chevron Corp.	1.1%
General Electric Co.	1.1%
International Business Machines Corp.	1.0%
Microsoft Corp.	1.0%
JPMorgan Chase & Co.	1.0%
AT&T, Inc.	0.9%
Procter & Gamble Co.	0.9%
Wells Fargo & Co.	0.9%

Top Ten Total	11.8%

“Ten Largest Holdings” exclude any
temporary cash or derivative investments
10 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(07/12/93)			(10/15/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

NOVA FUND	21.38%	-1.21%	0.48%	20.75%	-1.72%	-0.06%

S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%

	A-Class					C-Class
	(03/31/04)					(03/14/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

NOVA FUND	21.09%	15.34%	-1.46%	-2.41%	1.90%	1.19%	20.22%	19.22%	-2.19%	-0.54%

S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.45%	4.45%	15.65%	15.65%	2.62%	3.29%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS	March 31, 2011

NOVA FUND

	Shares	Value

COMMON STOCKS† - 63.2%

INFORMATION TECHNOLOGY - 11.4%
Apple, Inc.*	4,231	$1,474,292
International Business Machines Corp.	5,600	913,192
Microsoft Corp.	33,950	860,972
Google, Inc. — Class A*	1,150	674,142
Oracle Corp.	17,860	595,988
Intel Corp.	25,200	508,284
Cisco Systems, Inc.	25,380	435,267
QUALCOMM, Inc.	7,550	413,967
Hewlett-Packard Co.	9,990	409,290
EMC Corp.*	9,496	252,119
Texas Instruments, Inc.	5,380	185,933
Visa, Inc. — Class A	2,230	164,173
eBay, Inc.*	5,250	162,960
Corning, Inc.	7,190	148,330
Automatic Data Processing, Inc.	2,280	116,987
Cognizant Technology Solutions Corp. — Class A*	1,400	113,960
Dell, Inc.*	7,710	111,872
Mastercard, Inc. — Class A	436	109,750
Juniper Networks, Inc.*	2,460	103,517
Yahoo!, Inc.*	6,010	100,067
Applied Materials, Inc.	6,060	94,657
Broadcom Corp. — Class A	2,180	85,848
NetApp, Inc.*	1,694	81,617
Adobe Systems, Inc.*	2,320	76,931
Salesforce.com, Inc.*	540	72,133
Motorola Solutions, Inc.*	1,549	69,225
Xerox Corp.	6,430	68,480
Intuit, Inc.*	1,250	66,375
Symantec Corp.*	3,500	64,890
Altera Corp.	1,470	64,709
Citrix Systems, Inc.*	860	63,176
Western Union Co.	2,970	61,687
Analog Devices, Inc.	1,380	54,344
SanDisk Corp.*	1,090	50,238
NVIDIA Corp.*	2,670	49,288
Paychex, Inc.	1,480	46,413
Autodesk, Inc.*	1,050	46,316
Micron Technology, Inc.*	3,940	45,152
Amphenol Corp. — Class A	810	44,056
CA, Inc.	1,760	42,557
Fiserv, Inc.*	670	42,022
BMC Software, Inc.*	820	40,787
Red Hat, Inc.*	890	40,397
Fidelity National Information Services, Inc.	1,215	39,718
Western Digital Corp.*	1,060	39,527
Xilinx, Inc.	1,200	39,360
Teradata Corp.*	770	39,039
F5 Networks, Inc.*	370	37,951
KLA-Tencor Corp.	770	36,475
Linear Technology Corp.	1,040	34,975
Computer Sciences Corp.	710	34,598
Motorola Mobility Holdings, Inc.*	1,354	33,038
Microchip Technology, Inc.	865	32,879
Akamai Technologies, Inc.*	860	32,680
Electronic Arts, Inc.*	1,540	30,076
Harris Corp.	590	29,264
VeriSign, Inc.	800	28,968
FLIR Systems, Inc.	730	25,265
SAIC, Inc.*	1,350	22,842
Advanced Micro Devices, Inc.*	2,640	22,704
JDS Uniphase Corp.*	1,030	21,465
LSI Corp.*	2,830	19,244
Jabil Circuit, Inc.	900	18,387
National Semiconductor Corp.	1,107	15,874
Molex, Inc.	626	15,725
Novellus Systems, Inc.*	410	15,223
Teradyne, Inc.*	845	15,049
MEMC Electronic Materials, Inc.*	1,060	13,738
Total System Services, Inc.	750	13,515
Lexmark International, Inc. — Class A*	360	13,334
Compuware Corp.*	1,000	11,550
Novell, Inc.*	1,610	9,547
Monster Worldwide, Inc.*	600	9,540
Tellabs, Inc.	1,670	8,751

Total Information Technology		9,986,661

FINANCIALS - 10.0%
JPMorgan Chase & Co.	18,290	843,169
Wells Fargo & Co.	24,193	766,918
Berkshire Hathaway, Inc. — Class B*	7,945	664,440
Bank of America Corp.	46,470	619,445
Citigroup, Inc.*	133,410	589,672
Goldman Sachs Group, Inc.	2,390	378,743
U.S. Bancorp	8,830	233,377
American Express Co.	4,800	216,960
MetLife, Inc.	4,850	216,940
Morgan Stanley	7,100	193,972
Bank of New York Mellon Corp.	5,704	170,378
PNC Financial Services Group, Inc.	2,410	151,806
Simon Property Group, Inc.	1,359	145,630
Prudential Financial, Inc.	2,230	137,323
Travelers Companies, Inc.	1,980	117,770
Aflac, Inc.	2,160	114,005
Capital One Financial Corp.	2,100	109,116
State Street Corp.	2,310	103,811
ACE Ltd.	1,540	99,638
CME Group, Inc. — Class A	310	93,480
BB&T Corp.	3,190	87,566
Franklin Resources, Inc.	670	83,804
Chubb Corp.	1,360	83,382
Charles Schwab Corp.	4,587	82,704

12 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

NOVA FUND

	Shares	Value

AON Corp.	1,530	$81,029
T. Rowe Price Group, Inc.	1,190	79,040
Allstate Corp.	2,430	77,225
Equity Residential	1,350	76,153
Marsh & McLennan Companies, Inc.	2,500	74,525
SunTrust Banks, Inc.	2,460	70,946
Public Storage	636	70,539
HCP, Inc.	1,840	69,810
Ameriprise Financial, Inc.	1,130	69,020
Vornado Realty Trust	746	65,275
Progressive Corp.	3,030	64,024
Loews Corp.	1,440	62,050
Boston Properties, Inc.	650	61,652
Weyerhaeuser Co.	2,470	60,762
Discover Financial Services	2,497	60,228
Fifth Third Bancorp	4,210	58,435
Northern Trust Corp.	1,109	56,282
Host Hotels & Resorts, Inc.	3,123	54,996
Hartford Financial Services Group, Inc.	2,040	54,937
Invesco Ltd.	2,110	53,932
M&T Bank Corp.	550	48,659
AvalonBay Communities, Inc.	400	48,032
Principal Financial Group, Inc.	1,470	47,202
Lincoln National Corp.	1,450	43,558
Health Care REIT, Inc.	810	42,476
NYSE Euronext	1,200	42,204
IntercontinentalExchange, Inc.*	340	42,004
Regions Financial Corp.	5,780	41,963
ProLogis	2,620	41,868
Ventas, Inc.	748	40,616
KeyCorp	4,370	38,806
Unum Group	1,420	37,275
SLM Corp.*	2,420	37,026
CB Richard Ellis Group, Inc. — Class A*	1,340	35,778
XL Group plc — Class A	1,430	35,178
Kimco Realty Corp.	1,870	34,296
Leucadia National Corp.	905	33,974
Plum Creek Timber Company, Inc.	740	32,271
Moody’s Corp.	920	31,197
Genworth Financial, Inc. — Class A*	2,250	30,285
Comerica, Inc.	810	29,743
Huntington Bancshares, Inc.	3,960	26,294
Legg Mason, Inc.	700	25,263
Cincinnati Financial Corp.	750	24,600
Torchmark Corp.	360	23,933
Hudson City Bancorp, Inc.	2,419	23,416
American International Group, Inc.*	660	23,192
People’s United Financial, Inc.	1,660	20,883
Marshall & Ilsley Corp.	2,430	19,416
Zions Bancorporation	840	19,370
NASDAQ OMX Group, Inc.*	690	17,830
Assurant, Inc.	460	17,715
E*Trade Financial Corp.*	1,020	15,943
Apartment Investment & Management Co. — Class A	540	13,754
First Horizon National Corp.	1,210	13,564
Federated Investors, Inc. — Class B	430	11,502
Janus Capital Group, Inc.	850	10,600

Total Financials		8,746,595

ENERGY - 8.4%
Exxon Mobil Corp.	22,770	1,915,640
Chevron Corp.	9,220	990,505
Schlumberger Ltd.	6,250	582,875
ConocoPhillips	6,560	523,882
Occidental Petroleum Corp.	3,730	389,748
Apache Corp.	1,760	230,419
Halliburton Co.	4,190	208,830
Anadarko Petroleum Corp.	2,279	186,696
Devon Energy Corp.	1,960	179,869
Marathon Oil Corp.	3,260	173,791
National Oilwell Varco, Inc.	1,929	152,912
Baker Hughes, Inc.	1,990	146,126
EOG Resources, Inc.	1,230	145,767
Hess Corp.	1,380	117,590
Chesapeake Energy Corp.	3,020	101,230
Peabody Energy Corp.	1,240	89,230
Williams Companies, Inc.	2,687	83,781
Spectra Energy Corp.	2,980	80,996
Noble Energy, Inc.	810	78,286
Valero Energy Corp.	2,608	77,770
Southwestern Energy Co.*	1,600	68,752
Murphy Oil Corp.	890	65,344
Cameron International Corp.*	1,120	63,952
El Paso Corp.	3,240	58,320
Consol Energy, Inc.	1,040	55,775
Pioneer Natural Resources Co.	530	54,018
Noble Corp.	1,160	52,919
FMC Technologies, Inc.*	550	51,964
Newfield Exploration Co.*	620	47,126
Denbury Resources, Inc.*	1,837	44,823
Range Resources Corp.	740	43,260
Nabors Industries Ltd.*	1,310	39,798
EQT Corp.	680	33,932
Helmerich & Payne, Inc.	490	33,658
QEP Resources, Inc.	810	32,837
Massey Energy Co.	480	32,813
Rowan Companies, Inc.*	580	25,624
Cabot Oil & Gas Corp.	480	25,426
Sunoco, Inc.	546	24,892
Diamond Offshore Drilling, Inc.	320	24,864
Tesoro Corp.*	660	17,708

Total Energy		7,353,748

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

NOVA FUND

	Shares	Value
INDUSTRIALS - 7.2%
General Electric Co.	48,760	$977,652
United Technologies Corp.	4,230	358,070
United Parcel Service, Inc. — Class B	4,530	336,670
Caterpillar, Inc.	2,933	326,590
3M Co.	3,270	305,745
Boeing Co.	3,380	249,883
Union Pacific Corp.	2,250	221,243
Honeywell International, Inc.	3,602	215,075
Emerson Electric Co.	3,460	202,168
Deere & Co.	1,930	186,998
FedEx Corp.	1,450	135,648
CSX Corp.	1,700	133,620
General Dynamics Corp.	1,710	130,918
Danaher Corp.	2,480	128,712
Illinois Tool Works, Inc.	2,286	122,804
Norfolk Southern Corp.	1,640	113,603
Lockheed Martin Corp.	1,320	106,128
Cummins, Inc.	910	99,754
Tyco International Ltd.	2,180	97,599
Precision Castparts Corp.	660	97,139
PACCAR, Inc.	1,680	87,948
Eaton Corp.	1,562	86,597
Northrop Grumman Corp.	1,340	84,031
Raytheon Co.	1,650	83,935
Waste Management, Inc.	2,180	81,401
Ingersoll-Rand plc	1,510	72,948
Parker Hannifin Corp.	740	70,063
Rockwell Automation, Inc.	650	61,522
Fluor Corp.	810	59,665
Dover Corp.	860	56,536
CH Robinson Worldwide, Inc.	760	56,339
ITT Corp.	840	50,442
Goodrich Corp.	580	49,607
Expeditors International of Washington, Inc.	970	48,636
Joy Global, Inc.	480	47,429
Rockwell Collins, Inc.	710	46,029
Fastenal Co.	677	43,890
Southwest Airlines Co.	3,430	43,321
Republic Services, Inc. — Class A	1,410	42,356
L-3 Communications Holdings, Inc. — Class 3	520	40,721
First Solar, Inc.*	250	40,210
Roper Industries, Inc.	440	38,042
WW Grainger, Inc.	270	37,174
Textron, Inc.	1,270	34,785
Stericycle, Inc.*	390	34,581
Flowserve Corp.	260	33,488
Pall Corp.	530	30,533
Jacobs Engineering Group, Inc.*	580	29,829
Iron Mountain, Inc.	918	28,669
Pitney Bowes, Inc.	940	24,149
Masco Corp.	1,640	22,829
Quanta Services, Inc.*	990	22,206
Equifax, Inc.	560	21,756
Avery Dennison Corp.	490	20,560
Robert Half International, Inc.	670	20,502
Dun & Bradstreet Corp.	230	18,455
RR Donnelley & Sons Co.	950	17,974
Cintas Corp.	580	17,557
Snap-On, Inc.	268	16,096
Ryder System, Inc.	240	12,144

Total Industrials		6,280,974

HEALTH CARE - 7.0%
Pfizer, Inc.	36,710	745,580
Johnson & Johnson	12,560	744,180
Merck & Company, Inc.	14,160	467,422
Abbott Laboratories	7,110	348,745
Amgen, Inc.*	4,280	228,766
UnitedHealth Group, Inc.	5,020	226,904
Bristol-Myers Squibb Co.	7,820	206,683
Medtronic, Inc.	4,910	193,208
Eli Lilly & Co.	4,680	164,596
Gilead Sciences, Inc.*	3,650	154,906
Baxter International, Inc.	2,660	143,028
Express Scripts, Inc. — Class A*	2,430	135,132
Celgene Corp.*	2,130	122,539
WellPoint, Inc.	1,720	120,039
Covidien plc	2,270	117,904
Medco Health Solutions, Inc.*	1,860	104,458
Thermo Fisher Scientific, Inc.*	1,790	99,434
Allergan, Inc.	1,400	99,428
Stryker Corp.	1,550	94,240
McKesson Corp.	1,170	92,489
Genzyme Corp.*	1,200	91,380
Biogen Idec, Inc.*	1,110	81,463
Becton Dickinson and Co.	1,020	81,212
St. Jude Medical, Inc.	1,490	76,377
Agilent Technologies, Inc.*	1,580	70,752
Aetna, Inc.	1,770	66,251
Cardinal Health, Inc.	1,610	66,219
Intuitive Surgical, Inc.*	180	60,023
CIGNA Corp.	1,250	55,350
Humana, Inc.*	770	53,854
Zimmer Holdings, Inc.*	880	53,266
Boston Scientific Corp.*	7,000	50,330
AmerisourceBergen Corp. — Class A	1,260	49,846
Mylan, Inc.*	2,010	45,567
Life Technologies Corp.*	830	43,509
Edwards Lifesciences Corp.*	490	42,630
Hospira, Inc.*	770	42,504
Laboratory Corporation of America Holdings*	460	42,380
Forest Laboratories, Inc.*	1,310	42,313
Quest Diagnostics, Inc.	720	41,558
CR Bard, Inc.	390	38,731
DaVita, Inc.*	440	37,624
Varian Medical Systems, Inc.*	550	37,202

14 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

NOVA FUND

	SHARES	VALUE

Cerner Corp.*	330	$36,696
Waters Corp.*	420	36,498
Watson Pharmaceuticals, Inc.*	580	32,486
CareFusion Corp.*	1,020	28,764
Cephalon, Inc.*	350	26,523
DENTSPLY International, Inc.	650	24,044
Coventry Health Care, Inc.*	690	22,004
Tenet Healthcare Corp.*	2,230	16,613
Patterson Companies, Inc.	440	14,164
PerkinElmer, Inc.	520	13,660

Total Health Care		6,131,474

CONSUMER DISCRETIONARY - 6.6%
Walt Disney Co.	8,720	375,745
McDonald’s Corp.	4,790	364,471
Comcast Corp. — Class A	12,750	315,180
Amazon.com, Inc.*	1,640	295,413
Home Depot, Inc.	7,530	279,062
Ford Motor Co.*	17,370	258,987
News Corp. — Class A	10,490	184,204
Time Warner, Inc.	5,020	179,214
DIRECTV — Class A*	3,640	170,352
Lowe’s Companies, Inc.	6,340	167,566
Target Corp.	3,250	162,533
NIKE, Inc. — Class B	1,760	133,232
Johnson Controls, Inc.	3,106	129,116
Viacom, Inc. — Class B	2,740	127,465
Starbucks Corp.	3,430	126,739
Priceline.com, Inc.*	225	113,949
Time Warner Cable, Inc. — Class A	1,580	112,717
Yum! Brands, Inc.	2,150	110,467
TJX Companies, Inc.	1,820	90,509
CBS Corp. — Class B	3,090	77,374
Carnival Corp.	1,980	75,953
Kohl’s Corp.	1,340	71,074
Coach, Inc.	1,360	70,774
Staples, Inc.	3,300	64,086
Omnicom Group, Inc.	1,300	63,778
Stanley Black & Decker, Inc.	769	58,905
Bed Bath & Beyond, Inc.*	1,170	56,476
McGraw-Hill Companies, Inc.	1,410	55,554
Discovery Communications, Inc. — Class A*	1,290	51,471
Starwood Hotels & Resorts Worldwide, Inc.	880	51,146
Netflix, Inc.*	200	47,466
Marriott International, Inc. — Class A	1,328	47,250
Macy’s, Inc.	1,939	47,040
Harley-Davidson, Inc.	1,080	45,889
The Gap, Inc.	2,000	45,320
Wynn Resorts Ltd.	350	44,537
Best Buy Company, Inc.	1,500	43,080
Fortune Brands, Inc.	696	43,075
Mattel, Inc.	1,600	39,888
Limited Brands, Inc.	1,210	39,785
VF Corp.	400	39,412
Ross Stores, Inc.	550	39,116
JC Penney Company, Inc.	1,088	39,070
Genuine Parts Co.	719	38,567
O’Reilly Automotive, Inc.*	650	37,349
Polo Ralph Lauren Corp. — Class A	300	37,095
Cablevision Systems Corp. — Class A	1,070	37,033
Tiffany & Co.	580	35,635
Nordstrom, Inc.	769	34,513
CarMax, Inc.*	1,039	33,352
AutoZone, Inc.*	120	32,827
Darden Restaurants, Inc.	630	30,952
Whirlpool Corp.	350	29,876
Family Dollar Stores, Inc.	580	29,766
Hasbro, Inc.	629	29,462
Interpublic Group of Companies, Inc.	2,250	28,282
Wyndham Worldwide Corp.	800	25,448
Newell Rubbermaid, Inc.	1,330	25,443
Apollo Group, Inc. — Class A*	570	23,775
Abercrombie & Fitch Co. — Class A	400	23,480
H&R Block, Inc.	1,400	23,436
International Game Technology	1,370	22,235
Scripps Networks Interactive, Inc. — Class A	420	21,038
Expedia, Inc.	920	20,847
Urban Outfitters, Inc.*	590	17,600
Gannett Company, Inc.	1,100	16,753
Goodyear Tire & Rubber Co.*	1,118	16,748
Sears Holdings Corp.*	200	16,530
Leggett & Platt, Inc.	670	16,415
GameStop Corp. — Class A*	700	15,764
DeVry, Inc.	280	15,420
Big Lots, Inc.*	350	15,201
DR Horton, Inc.	1,290	15,028
Harman International Industries, Inc.	320	14,982
Lennar Corp. — Class A	740	13,409
Pulte Group, Inc.*	1,538	11,381
AutoNation, Inc.*	290	10,257
Washington Post Co. — Class B	20	8,751
RadioShack Corp.	490	7,355

Total Consumer Discretionary		5,786,445

CONSUMER STAPLES - 6.4%
Procter & Gamble Co.	12,860	792,176
Coca-Cola Co.	10,540	699,329
Philip Morris International, Inc.	8,250	541,447
PepsiCo, Inc.	7,280	468,905
Wal-Mart Stores, Inc.	9,000	468,450
Kraft Foods, Inc. — Class A	8,029	251,789
Altria Group, Inc.	9,611	250,174

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

NOVA FUND

	Shares	Value

CVS Caremark Corp.	6,280	$215,530
Colgate-Palmolive Co.	2,270	183,325
Walgreen Co.	4,240	170,194
Costco Wholesale Corp.	1,996	146,347
Kimberly-Clark Corp.	1,860	121,402
General Mills, Inc.	2,920	106,726
Archer-Daniels-Midland Co.	2,930	105,509
Sysco Corp.	2,680	74,236
HJ Heinz Co.	1,480	72,254
Kroger Co.	2,920	69,992
Lorillard, Inc.	670	63,657
Kellogg Co.	1,160	62,617
Reynolds American, Inc.	1,550	55,071
Mead Johnson Nutrition Co. — Class A	940	54,454
Avon Products, Inc.	1,968	53,215
Estee Lauder Companies, Inc. — Class A	530	51,071
Sara Lee Corp.	2,860	50,536
ConAgra Foods, Inc.	2,000	47,500
Whole Foods Market, Inc.	680	44,812
Clorox Co.	630	44,144
Coca-Cola Enterprises, Inc.	1,520	41,496
Safeway, Inc.	1,690	39,783
JM Smucker Co.	550	39,265
Hershey Co.	710	38,588
Dr Pepper Snapple Group, Inc.	1,030	38,275
Molson Coors Brewing Co. — Class B	730	34,230
Brown-Forman Corp. — Class B	470	32,101
McCormick & Company, Inc.	606	28,985
Campbell Soup Co.	840	27,812
Tyson Foods, Inc. — Class A	1,370	26,290
Hormel Foods Corp.	640	17,818
Constellation Brands, Inc. — Class A*	810	16,427
SUPERVALU, Inc.	970	8,662
Dean Foods Co.*	840	8,400

Total Consumer Staples		5,662,994

MATERIALS - 2.3%
Freeport-McMoRan Copper & Gold, Inc. — Class B	4,352	241,754
E. I. du Pont de Nemours & Co.	4,229	232,468
Dow Chemical Co.	5,360	202,340
Monsanto Co.	2,460	177,760
Praxair, Inc.	1,390	141,224
Newmont Mining Co.	2,260	123,351
Air Products & Chemicals, Inc.	990	89,278
Alcoa, Inc.	4,880	86,132
PPG Industries, Inc.	740	70,455
Nucor Corp.	1,450	66,729
International Paper Co.	2,020	60,964
Cliffs Natural Resources, Inc.	620	60,934
Ecolab, Inc.	1,070	54,591
CF Industries Holdings, Inc.	330	45,141
Sigma-Aldrich Corp.	560	35,638
United States Steel Co.	659	35,546
Sherwin-Williams Co.	410	34,436
Eastman Chemical Co.	320	31,782
Allegheny Technologies, Inc.	450	30,474
FMC Corp.	330	28,027
Ball Corp.	780	27,963
Vulcan Materials Co.	590	26,904
MeadWestvaco Corp.	767	23,263
International Flavors & Fragrances, Inc.	370	23,051
Owens-Illinois, Inc.*	750	22,643
Airgas, Inc.	340	22,583
Sealed Air Corp.	730	19,462
Bemis Company, Inc.	490	16,077
AK Steel Holding Corp.	510	8,048
Titanium Metals Corp.*	406	7,543

Total Materials		2,046,561

UTILITIES - 2.0%
Southern Co.	3,880	147,867
Exelon Corp.	3,040	125,370
Dominion Resources, Inc.	2,670	119,349
Duke Energy Corp.	6,100	110,715
NextEra Energy, Inc.	1,930	106,382
PG&E Corp.	1,820	80,408
American Electric Power Company, Inc.	2,210	77,659
Public Service Enterprise Group, Inc.	2,316	72,977
FirstEnergy Corp.	1,920	71,213
Consolidated Edison, Inc.	1,340	67,965
Progress Energy, Inc.	1,350	62,289
Sempra Energy	1,100	58,850
PPL Corp.	2,220	56,166
Entergy Corp.	820	55,112
Edison International	1,500	54,885
Xcel Energy, Inc.	2,220	53,036
AES Corp.*	3,040	39,520
DTE Energy Co.	780	38,189
CenterPoint Energy, Inc.	1,950	34,242
Oneok, Inc.	490	32,771
Wisconsin Energy Corp.	1,070	32,635
Ameren Corp.	1,100	30,877
Constellation Energy Group, Inc.	920	28,640
Northeast Utilities	807	27,922
NRG Energy, Inc.*	1,140	24,556
NiSource, Inc.	1,280	24,550
CMS Energy Corp.	1,160	22,782
Pinnacle West Capital Corp.	500	21,395
SCANA Corp.	520	20,472
Pepco Holdings, Inc.	1,028	19,172
TECO Energy, Inc.	990	18,572
Integrys Energy Group, Inc.	360	18,184
Nicor, Inc.	210	11,277

Total Utilities		1,765,999

16 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011

NOVA FUND

	Shares	Value

TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	27,140	$830,484
Verizon Communications, Inc.	12,990	500,635
American Tower Corp. — Class A*	1,830	94,831
Sprint Nextel Corp.*	13,725	63,684
CenturyLink, Inc.	1,400	58,170
Qwest Communications International, Inc.	8,001	54,647
Frontier Communications Corp.	4,560	37,483
Windstream Corp.	2,320	29,858
MetroPCS Communications, Inc.*	1,210	19,650

Total Telecommunication Services		1,689,442

Total Common Stocks
(Cost $35,410,591)		55,450,893

	Face
	Amount
REPURCHASE AGREEMENTS††,1 — 30.3%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[2]	$11,218,612	11,218,612
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	10,664,700	10,664,700
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	3,955,009	3,955,009
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	710,980	710,980

Total Repurchase Agreements
(Cost $26,549,301)		26,549,301

Total Investments — 93.5%
(Cost $61,959,892)		$82,000,194

Cash & Other Assets,
Less Liabilities — 6.5%		5,724,300

Total Net Assets — 100.0%		$87,724,494

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED †
June 2011 S&P 500 Index Mini
Futures Contracts (Aggregate Value of Contracts $14,930,125)	226	$114,232

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
April 2011 S&P 500 Index Swap Terminating 04/28/11[3] (Notional Value $45,402,050)	34,244	426,857
Goldman Sachs International April 2011 S&P 500 Index Swap, Terminating 04/27/11[3] (Notional Value $13,269,328)	10,008	148,449
Morgan Stanley Capital Services, Inc. April 2011 S&P 500 Index Swap, Terminating 04/26/11[3] (Notional Value $2,319,766)	1,750	21,704

(Total Notional Value $60,991,144)		$597,010

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 17

NOVA FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$55,450,893
Repurchase agreements, at value	26,549,301

Total investments	82,000,194
Segregated cash with broker	846,049
Cash	148
Unrealized appreciation on swap agreements	597,010
Receivables:
Securities sold	9,148
Fund shares sold	5,206,952
Dividends	65,080
Interest	44

Total assets	88,724,625

Liabilities:
Payable for:
Swap settlement	3,990
Variation margin	16,688
Securities purchased	42,630
Fund shares redeemed	798,440
Management fees	48,333
Custodian fees	1,804
Transfer agent/maintenance fees	16,111
Distribution and service fees	11,893
Portfolio accounting fees	6,444
Licensing fees	1,046
Other	52,752

Total liabilities	1,000,131

Net assets	$87,724,494

Net assets consist of:
Paid in capital	$123,117,706
Accumulated net investment loss	—
Accumulated net realized loss on investments	(56,144,756)
Net unrealized appreciation on investments	20,751,544

Net assets	$87,724,494

Investor Class:
Net assets	$65,102,179
Capital shares outstanding	2,647,947
Net asset value per share	$24.59

Advisor Class:
Net assets	$6,318,466
Capital shares outstanding	276,119
Net asset value per share	$22.88

A-Class:
Net assets	$5,842,772
Capital shares outstanding	250,572
Net asset value per share	$23.32

Maximum offering price per share*	$24.48

C-Class:
Net assets	$10,461,077
Capital shares outstanding	475,382
Net asset value per share	$22.01

Investments, at cost	$35,410,591
Repurchase agreements, at cost	26,549,301

Total cost	$61,959,892

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends	$966,311
Interest	30,359

Total investment income	996,670

Expenses:
Management fees	529,891
Transfer agent and administrative fees	176,630
Distribution and service fees:
Advisor Class	36,333
A-Class	8,415
C-Class	88,347
Portfolio accounting fees	70,651
Trustees’ fees**	7,278
Miscellaneous	128,814

Total expenses	1,046,359

Net investment loss	(49,689)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,888,788
Swap agreements	5,592,873
Futures contracts	1,549,993

Net realized gain	10,031,654

Net change in unrealized appreciation (depreciation) on:
Investments	1,393,757
Swap agreements	(529,928)
Futures contracts	34,767

Net change in unrealized appreciation (depreciation)	898,596

Net realized and unrealized gain	10,930,250

Net increase in net assets resulting from operations	$10,880,561

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

NOVA FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(49,689)	$78,731
Net realized gain on investments	10,031,654	14,811,881
Net change in unrealized appreciation (depreciation) on investments	898,596	22,856,692

Net increase in net assets resulting from operations	10,880,561	37,747,304

Distributions To Shareholders From:
Net investment income
Investor Class	(56,523)	(400,020)
Advisor Class	(8,341)	(66,025)
A-Class	(3,832)	(25,816)
C-Class	(10,036)	(115,450)

Total distributions to shareholders	(78,732)	(607,311)

Capital Share Transactions:
Proceeds From Sale of shares
Investor Class	259,708,644	263,372,039
Advisor Class	20,373,380	37,475,685
A-Class	10,442,997	11,892,536
C-Class	5,762,021	7,293,115
Distributions Reinvested
Investor Class	54,308	389,078
Advisor Class	8,057	62,038
A-Class	1,475	23,887
C-Class	9,479	109,992
Cost of Shares Redeemed
Investor Class	(279,712,330)	(241,354,104)
Advisor Class	(26,778,781)	(42,157,841)
A-Class	(7,025,575)	(16,805,121)
C-Class	(7,471,647)	(12,273,520)

Net increase (decrease) from capital share transactions	(24,627,972)	8,027,784

Net increase (decrease) in net assets	(13,826,143)	45,167,777
Net assets:
Beginning of year	101,550,637	56,382,860

End of year	$87,724,494	$101,550,637

Undistributed/(Accumulated) net investment income/(loss) at end of year	$—	$78,732

Capital share Activity:
Shares sold
Investor Class	12,737,976	15,696,593
Advisor Class	1,079,238	2,371,621
A-Class	544,055	797,509
C-Class	315,490	489,614
Shares issued from reinvestment of distributions
Investor Class	2,493	20,846
Advisor Class	397	3,549
A-Class	71	1,345
C-Class	485	6,500
Shares redeemed
Investor Class	(13,903,126)	(14,766,800)
Advisor Class	(1,422,686)	(2,767,595)
A-Class	(390,827)	(1,033,705)
C-Class	(422,098)	(808,245)

Net increase (decrease) in shares	(1,458,532)	11,232

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 19

NOVA FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$20.28	$11.40	$26.13	$30.92	$28.89

Income (loss) from investment operations:
Net investment income (loss)[a]	.02	.06	.19	.40	(.15)

Net gain (loss) on investments (realized and unrealized)	4.31	8.97	(14.83)	(4.51)	4.19

Total from investment operations	4.33	9.03	(14.64)	(4.11)	4.04

Less distributions from:
Net investment income	(.02)	(.15)	(.09)	(.68)	(2.01)

Total distributions	(.02)	(.15)	(.09)	(.68)	(2.01)

Net asset value, end of period	$24.59	$20.28	$11.40	$26.13	$30.92

Total Return[b]	21.38%	79.36%	(56.06%)	(13.71%)	13.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,102	$77,268	$32,603	$74,674	$113,195

Ratios to average net assets:
Net investment income	0.11%	0.33%	0.93%	1.26%	1.23%
Total expenses	1.29%	1.28%	1.29%	1.27%	1.25%

Portfolio turnover rate	53%	68%	143%	115%	144%

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$18.97	$10.73	$24.72	$29.44	$27.73

Income (loss) from investment operations:
Net investment income (loss)[a]	(.07)	(.01)	.08	.23	(.28)
Net gain (loss) on investments (realized and unrealized)	4.00	8.40	(13.98)	(4.27)	4.00

Total from investment operations	3.93	8.39	(13.90)	(4.04)	3.72

Less distributions from:
Net investment income	(.02)	(.15)	(.09)	(.68)	(2.01)

Total distributions	(.02)	(.15)	(.09)	(.68)	(2.01)

Net asset value, end of period	$22.88	$18.97	$10.73	$24.72	$29.44

Total Return[b]	20.75%	78.35%	(56.26%)	(14.16%)	13.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,318	$11,746	$10,853	$19,218	$36,441

Ratios to average net assets:
Net investment income (loss)	(0.37%)	(0.03%)	0.45%	0.78%	0.73%
Total expenses	1.79%	1.78%	1.79%	1.77%	1.75%

Portfolio turnover rate	53%	68%	143%	115%	144%

20 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

NOVA FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$19.28	$10.88	$24.99	$29.67	$27.87

Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	.03	.13	.29	(.21)
Net gain (loss) on investments (realized and unrealized)	4.08	8.52	(14.15)	(4.29)	4.02

Total from investment operations	4.06	8.55	(14.02)	(4.00)	3.81

Less distributions from:
Net investment income	(.02)	(.15)	(.09)	(.68)	(2.01)

Total distributions	(.02)	(.15)	(.09)	(.68)	(2.01)

Net asset value, end of period	$23.32	$19.28	$10.88	$24.99	$29.67

Total Return[b]	21.09%	78.74%	(56.13%)	(13.92%)	13.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,843	$1,876	$3,612	$11,791	$15,586

Ratios to average net assets:
Net investment income (loss)	(0.11%)	0.18%	0.70%	0.97%	0.98%
Total expenses	1.54%	1.54%	1.54%	1.52%	1.50%

Portfolio turnover rate	53%	68%	143%	115%	144%

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$18.33	$10.42	$24.14	$28.91	$27.39

Income (loss) from investment operations:
Net investment income (loss)[a]	(.16)	(.09)	(.01)	.07	(.42)
Net gain (loss) on investments (realized and unrealized)	3.86	8.15	(13.62)	(4.16)	3.95

Total from investment operations	3.70	8.06	(13.63)	(4.09)	3.53

Less distributions from:
Net investment income	(.02)	(.15)	(.09)	(.68)	(2.01)

Total distributions	(.02)	(.15)	(.09)	(.68)	(2.01)

Net asset value, end of period	$22.01	$18.33	$10.42	$24.14	$28.91

Total Return[b]	20.22%	77.51%	(56.49%)	(14.60%)	12.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,461	$10,661	$9,314	$29,715	$42,925

Ratios to average net assets:
Net investment income (loss)	(0.85%)	(0.61%)	(0.05%)	0.24%	0.23%
Total expenses	2.29%	2.28%	2.29%	2.27%	2.25%

Portfolio turnover rate	53%	68%	143%	115%	144%

[a]	Net investment in come (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)
March 31, 2011
S&P 500 FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).
Inception: May 31, 2006
The broad-market S&P 500 Index returned 15.65% for the one-year period ended March 31, 2011, while the S&P 500 Fund H-Class returned 13.90% for the same period. The Fund maintained a daily correlation of over 99% to its benchmark of the daily price movement of the S&P 500 Index.
Energy (4.30%), Information Technology (2.28%) and Industrials (2.27%) provided the most performance to the index during the year. Financials (0.45%), Health Care (0.48%) and Utilities (0.51%) provided the least performance to the index during the year.
Apple, Inc., Exxon Mobil Corp. and Chevron Corp. were among the stocks which provided the most performance to the index during the year. Bank of America Corp., Cisco Systems, Inc. and Hewlett-Packard Co. detracted from performance for the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings
(% of Total Net Assets)

Exxon Mobil Corp.	2.5%
Apple, Inc.	1.9%
Chevron Corp.	1.3%
General Electric Co.	1.3%
International Business Machines Corp.	1.2%
Microsoft Corp.	1.1%
JPMorgan Chase & Co.	1.1%
AT&T, Inc.	1.1%
Procter & Gamble Co.	1.0%
Wells Fargo & Co.	1.0%

Top Ten Total	13.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments
22 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

			A-Class			C-Class
			(05/31/06)			(05/31/06)

	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION

S&P 500 FUND	13.94%	8.51%	1.78%	0.76%	12.93%	11.93%	0.98%
S&P 500 INDEX	15.65%	15.65%	3.05%	3.05%	15.65%	15.65%	3.05%

	H-Class
	(05/31/06)

	ONE	SINCE
	YEAR	INCEPTION

S&P 500 FUND	13.90%	1.77%
S&P 500 INDEX	15.65%	3.05%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS	March 31, 2011

S&P 500 FUND

	Shares	VALUE

COMMON STOCKS † - 71.2%

INFORMATION TECHNOLOGY - 12.8%
Apple, Inc.*	14,628	$5,097,127
International Business
Machines Corp.	19,370	3,158,666
Microsoft Corp.	117,420	2,977,771
Google, Inc. — Class A*	3,980	2,333,116
Oracle Corp.	61,780	2,061,599
Intel Corp.	87,150	1,757,815
Cisco Systems, Inc.	87,780	1,505,427
QUALCOMM, Inc.	26,100	1,431,063
Hewlett-Packard Co.	34,530	1,414,694
EMC Corp.*	32,850	872,167
Texas Instruments, inc.	18,610	643,162
Visa, Inc. — Class A	7,700	566,874
eBay, Inc.*	18,140	563,066
Corning, Inc.	24,862	512,903
Automatic Data Processing, Inc.	7,880	404,323
Cognizant Technology
Solutions Corp. — Class A*	4,826	392,836
Dell, Inc.*	26,670	386,982
Mastercard, Inc. — Class A	1,529	384,880
Juniper Networks, Inc.*	8,490	357,259
Yahoo!, Inc.*	20,790	346,153
Applied Materials, Inc.	20,950	327,239
Broadcom Corp. — Class A	7,550	297,319
NetApp, Inc.*	5,836	281,178
Adobe Systems, Inc.*	8,040	266,606
Salesforce.com, Inc.*	1,880	251,130
Motorola Solutions, Inc.*	5,350	239,091
Xerox Corp.	22,216	236,600
Intuit, Inc.*	4,320	229,392
Symantec Corp.*	12,120	224,705
Altera Corp.	5,085	223,842
Citrix Systems, Inc.*	2,980	218,911
Western Union Co.	10,270	213,308
Analog Devices, Inc.	4,760	187,449
SanDisk Corp.*	3,760	173,298
NVIDIA Corp.*	9,233	170,441
Paychex, inc.	5,110	160,250
Autodesk, Inc.*	3,630	160,119
Micron Technology, Inc.*	13,619	156,074
Amphenol Corp. — Class A	2,787	151,585
CA, Inc.	6,070	146,773
Fiserv, Inc.*	2,320	145,510
BMC Software, Inc.*	2,840	141,262
Red Hat, Inc.*	3,060	138,893
Fidelity National Information
Services, Inc.	4,227	138,181
Xilinx, Inc.	4,150	136,120
Teradata Corp.*	2,670	135,369
Western Digital Corp.*	3,526	131,485
F5 Networks, Inc.*	1,280	131,290
KLA-Tencor Corp.	2,660	126,004
Linear Technology Corp.	3,600	121,068
Computer Sciences Corp.	2,460	119,876
Motorola Mobility Holdings, Inc.*	4,670	113,948
Microchip Technology, Inc.	2,991	113,688
Akamai Technologies, Inc.*	2,970	112,860
Electronic Arts, Inc.*	5,312	103,743
Harris Corp.	2,030	100,688
VeriSign, Inc.	2,750	99,578
FLIR Systems, Inc.	2,530	87,563
SAIC, Inc.*	4,656	78,780
Advanced Micro Devices, Inc.*	9,137	78,578
JDS Uniphase Corp.*	3,560	74,190
LSI Corp.*	9,780	66,504
Jabil Circuit, Inc.	3,110	63,537
Molex, Inc.	2,190	55,013
National Semiconductor Corp.	3,828	54,894
Novellus Systems, Inc.*	1,430	53,096
Teradyne, Inc.*	2,938	52,326
MEMC Electronic Materials, Inc.*	3,658	47,408
Total System Services, Inc.	2,580	46,492
Lexmark International,
Inc. — Class A*	1,250	46,300
Compuware Corp.*	3,470	40,078
Novell, Inc.*	5,580	33,089
Monster Worldwide, Inc.*	2,070	32,913
Tellabs, Inc.	5,760	30,182

Total Information Technology		34,533,699

FINANCIALS - 11.2%
JPMorgan Chase & Co.	63,260	2,916,286
Wells Fargo & Co.	83,662	2,652,085
Berkshire Hathaway,
Inc. — Class B*	27,493	2,299,239
Bank of America Corp.	160,720	2,142,398
Citigroup, Inc.*	461,400	2,039,388
Goldman Sachs Group, Inc.	8,270	1,310,547
U.S. Bancorp	30,523	806,723
American Express Co.	16,610	750,772
MetLife, Inc.	16,760	749,675
Morgan Stanley	24,540	670,433
Bank of New York Mellon Corp.	19,718	588,977
PNC Financial Services
Group, Inc.	8,340	525,337
Simon Property Group, Inc.	4,717	505,474
Prudential Financial, Inc.	7,720	475,398
Travelers Companies, Inc.	6,840	406,843
Aflac, Inc.	7,467	394,108
Capital One Financial Corp.	7,260	377,230
State Street Corp.	7,968	358,082
ACE Ltd.	5,330	344,851
CME Group, Inc. — Class A	1,056	318,437
BB&T Corp.	11,030	302,773
Franklin Resources, Inc.	2,300	287,684
Chubb Corp.	4,690	287,544
Charles Schwab Corp.	15,858	285,920

26 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011
S&P 500 FUND

	Shares	Value

AON Corp.	5,290	$280,158
T. Rowe Price Group, Inc.	4,110	272,986
Allstate Corp.	8,410	267,270
Equity Residential	4,670	263,435
Marsh & McLennan Companies, Inc.	8,638	257,499
Public Storage	2,220	246,220
SunTrust Banks, Inc.	8,510	245,428
HCP, Inc.	6,370	241,678
Ameriprise Financial, Inc.	3,910	238,823
Vornado Realty Trust	2,600	227,500
Progressive Corp.	10,480	221,442
Loews Corp.	4,990	215,019
Boston Properties, Inc.	2,257	214,076
Weyerhaeuser Co.	8,530	209,838
Discover Financial Services	8,662	208,927
Fifth Third Bancorp	14,570	202,232
Northern Trust Corp.	3,836	194,677
Host Hotels & Resorts, Inc.	10,803	190,241
Hartford Financial Services Group, Inc.	7,060	190,126
Invesco Ltd.	7,310	186,844
M&T Bank Corp.	1,910	168,978
AvalonBay Communities, Inc.	1,370	164,510
Principal Financial Group, Inc.	5,090	163,440
Lincoln National Corp.	5,006	150,380
Health Care REIT, Inc.	2,800	146,832
NYSE Euronext	4,150	145,955
Regions Financial Corp.	19,970	144,982
ProLogis	9,060	144,779
IntercontinentalExchange, Inc.*	1,170	144,542
Ventas, Inc.	2,595	140,908
KeyCorp	15,100	134,088
Unum Group	4,920	129,150
SLM Corp.*	8,370	128,061
CB Richard Ellis Group, Inc. — Class A*	4,620	123,354
XL Group plc — Class A	4,940	121,524
Kimco Realty Corp.	6,446	118,220
Leucadia National Corp.	3,140	117,876
Plum Creek Timber Company, Inc.	2,566	111,903
Moody’s Corp.	3,170	107,495
Genworth Financial, Inc. — Class A*	7,780	104,719
Comerica, Inc.	2,810	103,183
Huntington Bancshares, Inc.	13,710	91,034
Legg Mason, Inc.	2,420	87,338
Cincinnati Financial Corp.	2,590	84,952
Torchmark Corp.	1,240	82,435
Hudson City Bancorp, Inc.	8,356	80,886
American International Group, Inc.*	2,280	80,119
People’s United Financial, Inc.	5,750	72,335
Marshall & Ilsley Corp.	8,416	67,244
Zions Bancorporation	2,910	67,104
NASDAQ OMX Group, Inc.*	2,380	61,499
Assurant, Inc.	1,590	61,231
E*Trade Financial Corp.*	3,510	54,861
Apartment Investment & Management Co. — Class A	1,880	47,884
First Horizon National Corp.	4,184	46,903
Federated Investors, Inc. — Class B	1,470	39,322
Janus Capital Group, Inc.	2,950	36,786

Total Financials		30,247,435

ENERGY - 9.4%
Exxon Mobil Corp.	78,740	6,624,396
Chevron Corp.	31,880	3,424,868
Schlumberger Ltd.	21,606	2,014,976
ConocoPhillips	22,700	1,812,822
Occidental Petroleum Corp.	12,912	1,349,175
Apache Corp.	6,080	795,994
Halliburton Co.	14,499	722,630
Anadarko Petroleum Corp.	7,879	645,448
Devon Energy Corp.	6,780	622,201
Marathon Oil Corp.	11,278	601,230
National Oilwell Varco, Inc.	6,686	529,999
Baker Hughes, Inc.	6,896	506,373
EOG Resources, Inc.	4,250	503,667
Hess Corp.	4,770	406,452
Chesapeake Energy Corp.	10,436	349,815
Peabody Energy Corp.	4,300	309,428
Williams Companies, Inc.	9,309	290,255
Spectra Energy Corp.	10,298	279,900
Valero Energy Corp.	9,042	269,632
Noble Energy, Inc.	2,789	269,557
Southwestern Energy Co.*	5,520	237,194
Murphy Oil Corp.	3,060	224,665
Cameron International Corp.*	3,890	222,119
El Paso Corp.	11,193	201,474
Consol Energy, Inc.	3,590	192,532
Pioneer Natural Resources Co.	1,850	188,552
Noble Corp.	4,010	182,936
FMC Technologies, Inc.*	1,910	180,457
Newfield Exploration Co.*	2,130	161,901
Denbury Resources, Inc.*	6,373	155,501
Range Resources Corp.	2,548	148,956
Nabors Industries Ltd.*	4,538	137,864
EQT Corp.	2,370	118,263
Helmerich & Payne, Inc.	1,690	116,086
QEP Resources, Inc.	2,800	113,512
Massey Energy Co.	1,638	111,974
Rowan Companies, Inc.*	2,010	88,802
Cabot Oil & Gas Corp.	1,660	87,930
Sunoco, Inc.	1,920	87,533
Diamond Offshore Drilling, Inc.	1,100	85,470
Tesoro Corp.*	2,270	60,904

Total Energy		25,433,443

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (continued) S&P 500 FUND	March 31, 2011

	Shares	Value

INDUSTRIALS - 8.1%
General Electric Co.	168,620	$3,380,859
United Technologies Corp.	14,620	1,237,583
United Parcel Service, Inc. — Class B	15,680	1,165,338
Caterpillar, Inc.	10,143	1,129,423
3M Co.	11,300	1,056,550
Boeing Co.	11,690	864,242
Union Pacific Corp.	7,804	767,367
Honeywell International, Inc.	12,453	743,569
Emerson Electric Co.	11,979	699,933
Deere & Co.	6,690	648,194
FedEx Corp.	5,000	467,750
CSX Corp.	5,880	462,168
General Dynamics Corp.	5,920	453,235
Danaher Corp.	8,580	445,302
Illinois Tool Works, Inc.	7,910	424,925
Norfolk Southern Corp.	5,650	391,375
Lockheed Martin Corp.	4,560	366,624
Cummins, Inc.	3,140	344,207
Tyco International Ltd.	7,520	336,670
Precision Castparts Corp.	2,280	335,570
PACCAR, Inc.	5,798	303,525
Eaton Corp.	5,410	299,930
Raytheon Co.	5,710	290,468
Northrop Grumman Corp.	4,630	290,347
Waste Management, Inc.	7,550	281,917
Ingersoll-Rand plc	5,230	252,661
Parker Hannifin Corp.	2,567	243,044
Rockwell Automation, Inc.	2,260	213,909
Fluor Corp.	2,800	206,248
CH Robinson Worldwide, Inc.	2,636	195,407
Dover Corp.	2,960	194,590
ITT Corp.	2,919	175,286
Goodrich Corp.	1,990	170,205
Expeditors International of Washington, Inc.	3,370	168,972
Joy Global, Inc.	1,660	164,025
Rockwell Collins, Inc.	2,460	159,482
Fastenal Co.	2,340	151,702
Southwest Airlines Co.	11,866	149,868
Republic Services, Inc. — Class A	4,880	146,595
L-3 Communications Holdings, Inc. — Class 3	1,800	140,958
First Solar, Inc.*	860	138,322
Roper Industries, Inc.	1,510	130,555
WW Grainger, Inc.	930	128,042
Stericycle, Inc.*	1,360	120,591
Textron, Inc.	4,380	119,968
Flowserve Corp.	880	113,344
Pall Corp.	1,830	105,426
Jacobs Engineering Group, Inc.*	2,010	103,374
Iron Mountain, Inc.	3,180	99,311
Pitney Bowes, Inc.	3,240	83,236
Masco Corp.	5,690	79,205
Quanta Services, Inc.*	3,420	76,711
Equifax, Inc.	1,950	75,757
Avery Dennison Corp.	1,700	71,332
Robert Half International, Inc.	2,320	70,992
Dun & Bradstreet Corp.	790	63,390
RR Donnelley & Sons Co.	3,280	62,058
Cintas Corp.	2,010	60,843
Snap-On, Inc.	930	55,856
Ryder System, Inc.	810	40,986

Total Industrials		21,719,322

HEALTH CARE - 7.9%
Pfizer, Inc.	126,960	2,578,558
Johnson & Johnson	43,430	2,573,228
Merck & Company, Inc.	48,960	1,616,170
Abbott Laboratories	24,583	1,205,796
Amgen, Inc.*	14,810	791,595
UnitedHealth Group, Inc.	17,370	785,124
Bristol-Myers Squibb Co.	27,030	714,403
Medtronic, Inc.	16,980	668,163
Eli Lilly & Co.	16,183	569,156
Gilead Sciences, Inc.*	12,630	536,017
Baxter International, Inc.	9,200	494,684
Express Scripts, Inc. — Class A*	8,392	466,679
Celgene Corp.*	7,380	424,571
WellPoint, Inc.	5,960	415,948
Covidien plc	7,840	407,210
Medco Health Solutions, Inc.*	6,420	360,547
Allergan, Inc.	4,850	344,447
Thermo Fisher Scientific, Inc.*	6,200	344,410
Stryker Corp.	5,340	324,672
McKesson Corp.	4,040	319,362
Genzyme Corp.*	4,150	316,023
Biogen Idec, Inc.*	3,834	281,377
Becton Dickinson and Co.	3,510	279,466
St. Jude Medical, Inc.	5,170	265,014
Agilent Technologies, Inc.*	5,480	245,394
Aetna, Inc.	6,110	228,697
Cardinal Health, Inc.	5,550	228,272
Intuitive Surgical, Inc.*	620	206,745
CIGNA Corp.	4,310	190,847
Humana, Inc.*	2,680	187,439
Zimmer Holdings, Inc.*	3,050	184,617
Boston Scientific Corp.*	24,190	173,926
AmerisourceBergen Corp. — Class A	4,350	172,086
Edwards Lifesciences Corp.*	1,820	158,340
Mylan, Inc.*	6,940	157,330
Life Technologies Corp.*	2,860	149,921
Forest Laboratories, Inc.*	4,540	146,642
Laboratory Corporation of America Holdings*	1,590	146,487
Hospira, Inc.*	2,650	146,280
Quest Diagnostics, Inc.	2,470	142,568

26 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011
S&P 500 FUND

	Shares	Value

CR Bard, Inc.	1,350	$134,069
DaVita, Inc.*	1,520	129,975
Varian Medical Systems, Inc.*	1,910	129,192
Cerner Corp.*	1,140	126,768
Waters Corp.*	1,450	126,005
Watson Pharmaceuticals, Inc.*	2,000	112,020
CareFusion Corp.*	3,540	99,828
Cephalon, Inc.*	1,200	90,936
DENTSPLY International, Inc.	2,260	83,597
Coventry Health Care, Inc.*	2,380	75,898
Tenet Healthcare Corp.*	7,720	57,514
Patterson Companies, Inc.	1,520	48,929
PerkinElmer, Inc.	1,800	47,286

Total Health Care		21,210,228

CONSUMER DISCRETIONARY - 7.4%
Walt Disney Co.	30,160	1,299,594
McDonald’s Corp.	16,570	1,260,811
Comcast Corp. — Class A	44,090	1,089,905
Amazon.com, Inc.*	5,660	1,019,536
Home Depot, Inc.	26,020	964,301
Ford Motor Co.*	60,070	895,644
News Corp. — Class A	36,260	636,726
Time Warner, Inc.	17,350	619,395
DIRECTV — Class A*	12,600	589,680
Lowe’s Companies, Inc.	21,910	579,081
Target Corp.	11,240	562,112
NIKE, Inc. — Class B	6,080	460,256
Johnson Controls, Inc.	10,764	447,459
Viacom, Inc. — Class B	9,480	441,010
Starbucks Corp.	11,850	437,857
Priceline.com, Inc.*	780	395,023
Time Warner Cable, Inc. — Class A	5,450	388,803
Yum! Brands, Inc.	7,420	381,240
TJX Companies, Inc.	6,290	312,802
CBS Corp. — Class B	10,680	267,427
Carnival Corp.	6,850	262,766
Kohl’s Corp.	4,640	246,106
Coach, Inc.	4,700	244,588
Staples, Inc.	11,420	221,776
Omnicom Group, Inc.	4,510	221,261
Stanley Black & Decker, Inc.	2,660	203,756
Bed Bath & Beyond, Inc.*	4,050	195,494
McGraw-Hill Companies, Inc.	4,870	191,878
Discovery Communications, Inc. — Class A*	4,470	178,353
Starwood Hotels & Resorts Worldwide, Inc.	3,050	177,266
Netflix, Inc.*	700	166,131
Marriott International, Inc. — Class A	4,620	164,380
Macy’s, Inc.	6,716	162,930
Harley-Davidson, Inc.	3,740	158,913
The Gap, Inc.	6,930	157,034
Wynn Resorts Ltd.	1,210	153,972
Fortune Brands, Inc.	2,436	150,764
Best Buy Company, Inc.	5,200	149,344
Mattel, Inc.	5,540	138,112
Limited Brands, Inc.	4,200	138,096
JC Penney Company, Inc.	3,760	135,022
VF Corp.	1,370	134,986
Ross Stores, Inc.	1,890	134,417
Genuine Parts Co.	2,500	134,100
O’Reilly Automotive, Inc.*	2,240	128,710
Polo Ralph Lauren Corp. — Class A	1,036	128,101
Cablevision Systems Corp. — Class A	3,690	127,711
Tiffany & Co.	2,010	123,494
Nordstrom, Inc.	2,670	119,830
CarMax, Inc.*	3,580	114,918
AutoZone, Inc.*	416	113,801
Darden Restaurants, Inc.	2,190	107,595
Whirlpool Corp.	1,210	103,286
Family Dollar Stores, Inc.	2,010	103,153
Hasbro, Inc.	2,180	102,111
Interpublic Group of Companies, Inc.	7,770	97,669
Newell Rubbermaid, Inc.	4,610	88,189
Wyndham Worldwide Corp.	2,750	87,477
Abercrombie & Fitch Co. — Class A	1,390	81,593
Apollo Group, Inc. — Class A*	1,950	81,334
H&R Block, Inc.	4,850	81,189
International Game Technology	4,737	76,882
Scripps Networks Interactive, Inc. — Class A	1,439	72,080
Expedia, Inc.	3,180	72,059
Urban Outfitters, Inc.*	2,030	60,555
Gannett Company, Inc.	3,810	58,026
Goodyear Tire & Rubber Co.*	3,859	57,808
Sears Holdings Corp.*	690	57,028
Leggett & Platt, Inc.	2,320	56,840
GameStop Corp. — Class A*	2,400	54,048
DeVry, Inc.	980	53,969
Big Lots, Inc.*	1,200	52,116
Harman International Industries, Inc.	1,110	51,970
DR Horton, Inc.	4,458	51,936
Lennar Corp. — Class A	2,550	46,206
Pulte Group, Inc.*	5,340	39,516
AutoNation, Inc.*	1,020	36,077
Washington Post Co. — Class B	80	35,005
RadioShack Corp.	1,680	25,217

Total Consumer Discretionary		20,017,606

CONSUMER STAPLES - 7.3%
Procter & Gamble Co.	44,480	2,739,968
Coca-Cola Co.	36,430	2,417,131
Philip Morris International, Inc.	28,540	1,873,080
PepsiCo, Inc.	25,190	1,622,488

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011
S&P 500 FUND

	Shares	Value

Wal-Mart Stores, Inc.	31,110	$1,619,276
Kraft Foods, Inc. — Class A	27,774	870,993
Altria Group, Inc.	33,216	864,612
CVS Caremark Corp.	21,730	745,774
Colgate-Palmolive Co.	7,840	633,158
Walgreen Co.	14,650	588,051
Costco Wholesale Corp.	6,929	508,034
Kimberly-Clark Corp.	6,420	419,033
General Mills, Inc.	10,100	369,155
Archer-Daniels-Midland Co.	10,120	364,421
Sysco Corp.	9,250	256,225
HJ Heinz Co.	5,106	249,275
Kroger Co.	10,100	242,097
Lorillard, Inc.	2,310	219,473
Kellogg Co.	4,000	215,920
Reynolds American, Inc.	5,370	190,796
Mead Johnson Nutrition Co. — Class A	3,250	188,272
Avon Products, Inc.	6,818	184,359
Estee Lauder Companies, Inc. — Class A	1,820	175,375
Sara Lee Corp.	9,880	174,580
ConAgra Foods, Inc.	6,920	164,350
Whole Foods Market, Inc.	2,340	154,206
Clorox Co.	2,190	153,453
Coca-Cola Enterprises, Inc.	5,240	143,052
Safeway, Inc.	5,850	137,709
JM Smucker Co.	1,890	134,927
Hershey Co.	2,450	133,158
Dr Pepper Snapple Group, Inc.	3,560	132,290
Molson Coors Brewing Co. — Class B	2,520	118,163
Brown-Forman Corp. — Class B	1,640	112,012
McCormick & Company, Inc.	2,110	100,921
Campbell Soup Co.	2,900	96,019
Tyson Foods, Inc. — Class A	4,740	90,961
Hormel Foods Corp.	2,200	61,248
Constellation Brands, Inc. — Class A*	2,790	56,581
SUPERVALU, Inc.	3,370	30,094
Dean Foods Co.*	2,910	29,100
Total Consumer Staples		19,579,790
MATERIALS - 2.6%
Freeport-McMoRan Copper & Gold, Inc. — Class B	15,030	834,917
E. I. du Pont de Nemours & Co.	14,640	804,761
Dow Chemical Co.	18,547	700,149
Monsanto Co.	8,520	615,655
Praxair, Inc.	4,820	489,712
Newmont Mining Co.	7,830	427,361
Air Products & Chemicals, Inc.	3,406	307,153
Alcoa, Inc.	16,880	297,932
PPG Industries, Inc.	2,550	242,786
Nucor Corp.	5,020	231,020
Cliffs Natural Resources, Inc.	2,150	211,302
International Paper Co.	6,980	210,656
Ecolab, Inc.	3,690	188,264
CF Industries Holdings, Inc.	1,130	154,573
Sigma-Aldrich Corp.	1,940	123,462
United States Steel Co.	2,280	122,983
Sherwin-Williams Co.	1,410	118,426
Eastman Chemical Co.	1,120	111,238
Allegheny Technologies, Inc.	1,570	106,320
FMC Corp.	1,140	96,820
Ball Corp.	2,690	96,436
Vulcan Materials Co.	2,048	93,389
MeadWestvaco Corp.	2,669	80,951
International Flavors & Fragrances, Inc.	1,270	79,121
Airgas, Inc.	1,190	79,040
Owens-Illinois, Inc.*	2,600	78,494
Sealed Air Corp.	2,530	67,450
Bemis Company, Inc.	1,700	55,777
AK Steel Holding Corp.	1,750	27,615
Titanium Metals Corp.*	1,426	26,495
Total Materials		7,080,258
UTILITIES - 2.3%
Southern Co.	13,432	511,894
Exelon Corp.	10,514	433,597
Dominion Resources, Inc.	9,220	412,134
Duke Energy Corp.	21,110	383,147
NextEra Energy, Inc.	6,683	368,367
PG&E Corp.	6,295	278,113
American Electric Power Company, Inc.	7,640	268,470
Public Service Enterprise Group, Inc.	8,036	253,214
FirstEnergy Corp.	6,640	246,278
Consolidated Edison, Inc.	4,640	235,341
Progress Energy, Inc.	4,660	215,012
Sempra Energy	3,820	204,370
PPL Corp.	7,686	194,456
Entergy Corp.	2,840	190,876
Edison International	5,170	189,170
Xcel Energy, Inc.	7,660	182,997
AES Corp.*	10,510	136,630
DTE Energy Co.	2,690	131,702
CenterPoint Energy, Inc.	6,746	118,460
Oneok, Inc.	1,696	113,429
Wisconsin Energy Corp.	3,710	113,155
Ameren Corp.	3,820	107,227
Constellation Energy Group, Inc.	3,170	98,682
Northeast Utilities	2,800	96,880
NiSource, Inc.	4,441	85,178
NRG Energy, Inc.*	3,930	84,652
CMS Energy Corp.	3,996	78,481
Pinnacle West Capital Corp.	1,726	73,856
SCANA Corp.	1,810	71,260
Pepco Holdings, Inc.	3,566	66,506
TECO Energy, Inc.	3,406	63,897

28 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
S&P 500 FUND

	Shares	Value

Integrys Energy Group, Inc.	1,240	$62,632
Nicor, Inc.	720	38,664

Total Utilities		6,108,727

TELECOMMUNICATION SERVICES - 2.2%
AT&T, Inc.	93,874	2,872,544
Verizon Communications, Inc.	44,906	1,730,677
American Tower Corp. — Class A*	6,310	326,984
Sprint Nextel Corp.*	47,487	220,340
CenturyLink, Inc.	4,849	201,476
Qwest Communications International, Inc.	27,675	189,020
Frontier Communications Corp.	15,780	129,712
Windstream Corp.	8,010	103,089
MetroPCS Communications, Inc.*	4,190	68,046

Total Telecommunication Services		5,841,888

Total Common Stocks (Cost $160,150,871)		191,772,396

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 33.4%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$50,974,287	50,974,287
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	18,903,839	18,903,839
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[2]	16,859,558	16,859,558
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	3,398,286	3,398,286

Total Repurchase Agreements (Cost $90,135,970)		90,135,970

Total Investments — 104.6% (Cost $250,286,841)		$281,908,366

Liabilities, Less Cash & Other Assets — (4.6)%		(12,497,560)

Total Net Assets — 100.0%		$269,410,806

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $32,370,625)	490	$410,676

	UNITS
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2011 S&P 500 Index Swap, Terminating 04/27/11[3] (Notional Value $33,279,534)	25,101	$414,521
Credit Suisse Capital, LLC April 2011 S&P 500 Index Swap, Terminating 04/28/11[3] (Notional Value $6,757,986)	5,097	66,427
Morgan Stanley Capital Services, Inc. April 2011 S&P 500 Index Swap, Terminating 04/26/11[3] (Notional Value $5,362,641)	4,045	50,173

(Total Notional Value $45,400,161)		$531,121

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. plc — Public Limited Company REIT — Real Estate Investment Trust

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 29

S&P 500 FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments, at value	$191,772,396
Repurchase agreements, at value	90,135,970

Total investments	281,908,366
Segregated cash with broker	3,468,898
Cash	220
Unrealized appreciation on swap agreements	531,121
Receivable for swap settlement	629,305
Receivables:
Securities sold	31,632
Fund shares sold	6,404,503
Dividends	127,564
Interest	159

Total assets	293,101,768

Liabilities:
Payable for:
Variation margin	77,378
Securities purchased	158,340
Fund shares redeemed	23,067,266
Management fees	131,999
Custodian fees	4,928
Transfer agent/maintenance fees	44,000
Distribution and service fees	51,048
Portfolio accounting fees	17,436
Licensing fees	2,643
Other	135,924

Total liabilities	23,690,962

Net assets	$269,410,806

Net assets consist of:
Paid in capital	$280,865,008
Accumulated net investment loss	—
Accumulated net realized loss on investments	(44,017,524)
Net unrealized appreciation on investments	32,563,322

Net assets	$269,410,806

A-Class:
Net assets	$10,288,140
Capital shares outstanding	389,559
Net asset value per share	$26.41

Maximum offering price per share*	$27.73

C-Class:
Net assets	$10,032,392
Capital shares outstanding	394,811
Net asset value per share	$25.41

H-Class:
Net assets	$249,090,274
Capital shares outstanding	9,438,711
Net asset value per share	$26.39

Investments, at cost	$160,150,871
Repurchase agreements, at cost	90,135,970

Total cost	$250,286,841

STATEMENT OF OPERATIONS

Year Ended March 31, 2011

Investment Income:
Dividends	$1,808,883
Interest	96,454
Other income	572

Total investment income	1,905,909

Expenses:
Management fees	1,209,099
Transfer agent and administrative fees	403,033
Distribution and service fees:
A-Class	40,436
C-Class	94,788
H-Class	338,900
Portfolio accounting fees	160,721
Trustees’ fees**	16,856
Miscellaneous	287,963

Total expenses	2,551,796

Net investment loss	(645,887)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,580,480
Swap agreements	5,214,039
Futures contracts	1,920,190

Net realized gain	9,714,709

Net change in unrealized appreciation
(depreciation) on:
Investments	771,176
Swap agreements	(1,644,584)
Futures contracts	409,936

Net change in unrealized appreciation (depreciation)	(463,472)

Net realized and unrealized gain	9,251,237

Net increase in net assets resulting from operations	$8,605,350

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(645,887)	$408,186
Net realized gain on investments	9,714,709	12,709,584
Net change in unrealized appreciation (depreciation) on investments	(463,472)	43,947,609

Net increase in net assets resulting from operations	8,605,350	57,065,379

Distributions to shareholders from:
Net investment income
A-Class	(110)	(214,408)
C-Class	(114)	(58,232)
H-Class	(1,766)	(482,360)

Total distributions to shareholders	(1,990)	(755,000)

Capital share transactions:
Proceeds from sale of shares
A-Class	69,882,666	127,800,637
C-Class	206,181,020	176,980,665
H-Class	1,555,991,786	861,487,506
Distributions reinvested
A-Class	85	209,596
C-Class	102	55,329
H-Class	1,759	471,404
Cost of shares redeemed
A-Class	(104,986,027)	(123,598,227)
C-Class	(208,236,521)	(175,801,622)
H-Class	(1,509,988,670)	(848,417,642)

Net increase from capital share transactions	8,846,200	19,187,646

Net increase in net assets	17,449,560	75,498,025
Net assets:
Beginning of year	251,961,246	176,463,221

End of year	$269,410,806	$251,961,246

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	2,964,621	6,051,794
C-Class	8,931,270	8,799,827
H-Class	65,387,409	42,212,414
Shares issued from reinvestment of distributions
A-Class	3	9,536
C-Class	4	2,580
H-Class	72	21,463
Shares redeemed
A-Class	(4,572,700)	(5,926,421)
C-Class	(9,045,576)	(8,765,777)
H-Class	(64,329,954)	(42,711,431)

Net decrease in shares	(664,851)	(306,015)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 31

S&P 500 FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$23.18	$15.79	$25.92	$27.32	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	.07	.12	.52	.30
Net gain (loss) on investments (realized and unrealized)	3.29	7.43	(10.21)	(1.78)	2.53

Total from investment operations	3.23	7.50	(10.09)	(1.26)	2.83

Less distributions from:
Net investment income	— [e]	(.11)	(.04)	(.14)	(.11)
Net realized gains	—	—	—	—	(.40)

Total distributions	—	(.11)	(.04)	(.14)	(.51)

Net asset value, end of period	$26.41	$23.18	$15.79	$25.92	$27.32

Total Return[d]	13.94%	47.55%	(38.95%)	(4.68%)	11.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,288	$46,312	$29,409	$2,358	$2,063

Ratios to average net assets:
Net investment income (loss)	(0.25%)	0.34%	0.68%	1.86%	1.35%
Total expenses	1.54%	1.53%	1.52%	1.51%	1.55%

Portfolio turnover rate	202%	58%	168%	396%	119%

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$22.50	$15.44	$25.55	$27.15	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.27)	(.08)	(.02)	.18	.19
Net gain (loss) on investments (realized and unrealized)	3.18	7.25	(10.05)	(1.64)	2.47

Total from investment operations	2.91	7.17	(10.07)	(1.46)	2.66

Less distributions from:
Net investment income	—[e]	(.11)	(.04)	(.14)	(.11)
Net realized gains	—	—	—	—	(.40)

Total distributions	—	(.11)	(.04)	(.14)	(.51)

Net asset value, end of period	$25.41	$22.50	$15.44	$25.55	$27.15

Total Return[d]	12.93%	46.49%	(39.43%)	(5.45%)	10.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,032	$11,456	$7,295	$7,836	$1,971

Ratios to average net assets:
Net investment income (loss)	(1.11%)	(0.41%)	(0.08%)	0.67%	0.84%
Total expenses	2.29%	2.28%	2.28%	2.25%	2.25%

Portfolio turnover rate	202%	58%	168%	396%	119%

32 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$23.17	$15.78	$25.90	$27.31	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.09)	.06	.13	.39	.30
Net gain (loss) on investments (realized and unrealized)	3.31	7.44	(10.21)	(1.66)	2.52

Total from investment operations	3.22	7.50	(10.08)	(1.27)	2.82

Less distributions from:
Net investment income	—e	(.11)	(.04)	(.14)	(.11)
Net realized gains	—	—	—	—	(.40)

Total distributions	—	(.11)	(.04)	(.14)	(.51)

Net asset value, end of period	$26.39	$23.17	$15.78	$25.90	$27.31

Total Return[d]	13.90%	47.58%	(38.94%)	(4.72%)	11.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$249,090	$194,193	$139,759	$78,963	$6,374

Ratios to average net assets:
Net investment income (loss)	(0.37%)	0.29%	0.64%	1.40%	1.33%
Total expenses	1.54%	1.53%	1.53%	1.48%	1.54%

Portfolio turnover rate	202%	58%	168%	396%	119%

[a]	For the period ended March 31, 2007, percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: May 31, 2006.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Less than $0.01 per share.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
INVERSE S&P 500 STRATEGY FUND
OBJECTIVE: To provide investment results that inversely correlate to the performance of the S&P 500® Index (the “underlying index”) on a daily basis. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: January 7, 1994
For the one-year period ended March 31, 2011, Inverse S&P 500 Strategy Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index. Inverse S&P 500 Strategy Fund Investor Class returned -17.10%, while the S&P 500 Index returned 15.65% over the same period.
Energy (4.30%), Information Technology (2.28%) and Industrials (2.27%) provided the most performance to the index during the year. Financials (0.45%), Health Care (0.48%) and Utilities (0.51%) provided the least performance to the index during the year.
Apple, Inc., Exxon Mobil Corp. and Chevron Corp. were among the stocks which provided the most performance to the index during the year. Bank of America Corp., Cisco Systems, Inc. and Hewlett-Packard Co. detracted from performance for the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

In vestor Class	January 7, 1994
Advisor Class	August 5, 1998
A-Class	March 31, 2004
C-Class	March 15, 2001
The Funding vests principaly in derivative Investments such as equity index swap agreements and Futures contracts.
34 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance
     † Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(01/07/94)			(08/05/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

INVERSE S&P 500 STRATEGY FUND	-17.10%	-5.03%	-4.41%	-17.53%	-5.51%	-4.90%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%

		A-Class				C-Class
		(03/31/04)				(03/15/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

INVERSE S&P 500 STRATEGY FUND	-17.30%	-21.23%	-5.28%	-6.18%	-5.47%	-6.13%	-17.96%	-18.78%	-6.00%	-5.37%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.45%	4.45%	15.65%	15.65%	2.62%	3.29%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS	March 31, 2011

INVERSE S&P 500 STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 63.5%
Freddie Mac[1]
0.24% due 06/01/11	$20,000,000	$19,996,940
0.19% due 05/31/11	15,000,000	14,998,755
Fannie Mae[1]
0.19% due 12/01/11	25,000,000	24,967,850
0.20% due 05/02/11	15,000,000	14,999,355
0.20% due 07/11/11	5,000,000	4,998,455
Farmer Mac[2]
0.21% due 06/27/11	10,000,000	9,997,830

Total Federal Agency Discount Notes (Cost $89,944,464)		89,959,185

WORLD BANK DISCOUNT NOTE†† — 10.6%
World Bank
0.21% due 04/18/11	15,000,000	14,999,865

Total World Bank Discount Note (Cost $14,998,507)		14,999,865

FEDERAL AGENCY NOTE†† — 7.0%
Federal Home Loan Bank[2] 0.30% due 10/14/11	10,000,000	10,003,880

Total Federal Agency Note (Cost $10,001,695)		10,003,880

REPURCHASE AGREEMENTS††.3 — 17.9%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[4]	14,428,366	14,428,366
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	7,575,116	7,575,116
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	2,809,236	2,809,236
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	505,008	505,008

Total Repurchase Agreements (Cost $25,317,726)		25,317,726

Value

Total Investments — 99.0% (Cost $140,262,392)	$140,280,656

Cash & Other Assets, Less Liabilities — 1.0%	1,409,201

Total Net Assets — 100.0%	$141,689,857

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $33,559,750)	508	$(368,931)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
Morgan Stanley Capital Services, Inc. April 2011 S&P 500 Index Swap, Terminating 04/26/11[5] (Notional Value $8,291,633)	6,254	$(77,759)
Credit Suisse Capital, LLC April 2011 S&P 500 Index Swap, Terminating 04/28/11[5] (Notional Value $33,791,311)	25,487	(157,902)
Goldman Sachs International April 2011 S&P 500 Index Swap, Terminating 04/27/11[5] (Notional Value $66,714,023)	50,319	(774,764)

(Total Notional Value $ 108,796,967)		$(1,010,425)

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 7.

[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

36 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE S&P 500 STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$114,962,930
Repurchase agreements, at value	25,317,726

Total investments	140,280,656
Segregated cash with broker	4,864,035
Receivables:
Variation margin	101,948
Fund shares sold	231,663
Interest	13,908

Total assets	145,492,210

Liabilities:
Unrealized depreciation on swap agreements	1,010,425
Payable for:
Swap settlement	133,371
Fund shares redeemed	2,340,665
Management fees	123,281
Custodian fees	3,835
Transfer agent/maintenance fees	34,245
Distribution and service fees	15,717
Portfolio accounting fees	13,698
Licensing fees	2,056
Other	125,060

Total liabilities	3,802,353

Net Assets	$141,689,857

Net Assets Consist of:
Paid in capital	$506,797,469
Accumulated net investment loss	—
Accumulated net realized loss on investments	(363,746,520)
Net unrealized depreciation on investments	(1,361,092)

Net assets	$141,689,857

Investor Class:
Net assets	$118,410,323
Capital shares outstanding	4,154,798
Net asset value per share	$28.50

Advisor Class:
Net assets	$6,434,015
Capital shares outstanding	243,368
Net asset value per share	$26.44

A-Class:
Net assets	$5,028,850
Capital shares outstanding	187,508
Net asset value per share	$26.82

Maximum offering price per share*	$28.16

C-Class:
Net assets	$11,816,669
Capital shares outstanding	462,805
Net asset value per share	$25.53

Investments, at cost	$114,944,666
Repurchase agreements, at cost	25,317,726

Total cost	$140,262,392

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Interest	$533,112

Total investment income	533,112

Expenses:
Management fees	2,256,839
Transfer agent and administrative fees	626,899
Distribution and service fees:
Advisor Class	92,097
A-Class	49,444
C-Class	159,338
Portfolio accounting fees	242,404
Trustees’ fees**	29,714
Miscellaneous	444,326

Total expenses	3,901,061

Net investment loss	(3,367,949)

Net Realized And Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	(54)
Swap agreements	(33,203,942)
Futures contracts	(25,439,615)

Net realized loss	(58,643,611)

Net change in unrealized appreciation (depreciation) on:
Investments	552
Swap agreements	5,554,508
Futures contracts	(452,436)

Net change in unrealized appreciation (depreciation)	5,102,624

Net realized and unrealized loss	(53,540,987)

Net decrease in net assets resulting from operations	$(56,908,936)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 37

INVERSE S&P 500 STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(3,367,949)	$(2,962,824)
Net realized loss on investments	(58,643,611)	(136,665,271)
Net change in unrealized appreciation (depreciation) on investments	5,102,624	15,795,098

Net decrease in net assets resulting from operations	(56,908,936)	(123,832,997)

Distributions To Shareholders From:
Net investment income
Investor Class	—	(300,599)
Advisor Class	—	(11,483)
A-Class	—	(46,691)
C-Class	—	(28,291)

Total distributions to shareholders	—	(387,064)

Capital Share Transactions:
Proceeds From Sale of Shares
Investor Class	642,700,913	942,697,042
Advisor Class	80,481,458	53,161,952
A-Class	48,429,821	78,958,664
C-Class	27,104,532	67,595,341
Distributions Reinvested
Investor Class	—	286,564
Advisor Class	—	10,548
A-Class	—	42,604
C-Class	—	23,464
Cost of Shares Redeemed
Investor Class	(649,407,835)	(889,787,263)
Advisor Class	(78,781,983)	(53,392,982)
A-Class	(69,617,663)	(59,041,010)
C-Class	(27,946,527)	(61,798,174)

Net increase (decrease) from capital share transactions	(27,037,284)	78,756,750

Net decrease in net assets	(83,946,220)	(45,463,311)
Net Assets:
Beginning of year	225,636,077	271,099,388

End of year	$141,689,857	$225,636,077

Accumulated net investment loss at end of year	$—	$—

Capital Share Activity:
Shares sold
Investor Class	18,633,323	22,518,195
Advisor Class	2,527,217	1,405,215
A-Class	1,480,123	2,007,978
C-Class	886,722	1,842,781
Shares issued from reinvestment of distributions
Investor Class	—	7,784
Advisor Class	—	307
A-Class	—	1,227
C-Class	—	702
Shares redeemed
Investor Class	(19,464,630)	(21,554,903)
Advisor Class	(2,583,534)	(1,406,947)
A-Class	(2,173,401)	(1,486,753)
C-Class	(939,419)	(1,724,746)

Net increase (decrease) in shares	(1,633,599)	1,610,840

38 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE S&P 500 STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$34.38	$54.23	$40.00	$37.85	$40.30

Income (loss) from investment operations:
Net investment income (loss)[a]	(.41)	(.47)	.12	.93	(.20)
Net gain (loss) on investments (realized and unrealized)	(5.47)	(19.32)	14.94	2.74	(1.15)

Total from investment operations	(5.88)	(19.79)	15.06	3.67	(1.35)

Less distributions from:
Net investment income	—	(.06)	(.83)	(1.52)	(1.10)

Total distributions	—	(.06)	(.83)	(1.52)	(1.10)

Net asset value, end of period	$28.50	$34.38	$54.23	$40.00	$37.85

Total Return[b]	(17.10%)	(36.51%)	37.66%	10.24%	(3.26%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$118,410	$171,423	$217,740	$223,044	$293,092

Ratios to average net assets:
Net investment income (loss)	(1.22%)	(1.16%)	0.25%	3.08%	3.85%
Total expenses	1.44%	1.43%	1.43%	1.41%	1.36%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$32.06	$50.83	$37.72	$36.00	$38.55

Income (loss) from investment operations:
Net investment income (loss)[a]	(.54)	(.63)	(.13)	.73	(.35)
Net gain (loss) on investments (realized and unrealized)	(5.08)	(18.08)	14.07	2.51	(1.10)

Total from investment operations	(5.62)	(18.71)	13.94	3.24	(1.45)

Less distributions from:
Net investment income	—	(.06)	(.83)	(1.52)	(1.10)

Total distributions	—	(.06)	(.83)	(1.52)	(1.10)

Net asset value, end of period	$26.44	$32.06	$50.83	$37.72	$36.00

Total Return[b]	(17.53%)	(36.82%)	36.96%	9.56%	(3.67%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,434	$9,607	$15,305	$11,131	$22,712

Ratios to average net assets:
Net investment income (loss)	(1.72%)	(1.63%)	(0.30%)	2.64%	3.34%
Total expenses	1.93%	1.93%	1.93%	1.92%	1.87%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 39

INVERSE S&P 500 STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$32.43	$51.30	$37.97	$36.10	$38.60

Income (loss) from investment operations:
Net investment income (loss)[a]	(.48)	(.53)	--c	.81	(.25)
Net gain (loss) on investments (realized and unrealized)	(5.13)	(18.28)	14.16	2.58	(1.15)

Total from investment operations	(5.61)	(18.81)	14.16	3.39	(1.40)

Less distributions from:
Net investment income	—	(.06)	(.83)	(1.52)	(1.10)

Total distributions	—	(.06)	(.83)	(1.52)	(1.10)

Net asset value, end of period	$26.82	$32.43	$51.30	$37.97	$36.10

Total Return[b]	(17.30%)	(36.68%)	37.30%	9.95%	(3.53%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,029	$28,565	$18,381	$9,344	$11,388

Ratios to average net assets:
Net investment income (loss)	(1.47%)	(1.42%)	0.00%	2.83%	3.60%
Total expenses	1.68%	1.67%	1.68%	1.66%	1.61%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007[d]

Per Share Data
Net asset value, beginning of period	$31.12	$49.59	$37.00	$35.50	$38.25
Income (loss) from investment operations:
Net investment income (loss)[a]	(.67)	(.79)	(.28)	.58	(.55)
Net gain (loss) on investments (realized and unrealized)	(4.92)	(17.62)	13.70	2.44	(1.10)

Total from investment operations	(5.59)	(18.41)	13.42	3.02	(1.65)

Less distributions from:
Net investment income	—	(.06)	(.83)	(1.52)	(1.10)

Total distributions	—	(.06)	(.83)	(1.52)	(1.10)

Net asset value, end of period	$25.53	$31.12	$49.59	$37.00	$35.50

Total Return[b]	(17.96%)	(37.14%)	36.27%	9.07%	(4.22%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,817	$16,041	$19,674	$32,299	$42,651

Ratios to average net assets:
Net investment income (loss)	(2.23%)	(2.15%)	(0.67%)	2.14%	2.85%
Total expenses	2.44%	2.43%	2.43%	2.41%	2.36%

Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[c]	Less than $0.01 per share.

[d]	Reverse share splits — Per share amounts for the year ended March 31, 2007 have been restated to reflect a 1:5 reverse share split effective April 23, 2007.

40 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX SGI SERIES FUNDS ANNUAL REPORT 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
NASDAQ-100® FUND
OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).
Inception: February 14, 1994
For the one-year period ended March 31, 2011, NASDAQ-100® Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index. The NASDAQ-100 Fund Investor Class returned 18.71%, while the NASDAQ-100 Index returned 20.35% over the same period.
Information Technology (14.09%) and Consumer Discretionary (4.04%) contributed most to the performance of the index during the year, while Consumer Staples (0.33%), Materials (0.09%) and Health Care (-0.02%) contributed the least to or detracted from performance of the index.
Apple, Inc., QUALCOMM, Inc. and Baidu, Inc. were among the stocks which provided the most performance to the index, while Cisco Systems, Inc., Teva Pharmaceutical Industries Ltd. and Research In Motion Ltd. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the fund’s performance.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	February 14, 1994
Advisor Class	September 22, 1998
A-Class	March 31, 2004
C-Class	March 26, 2001

Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	18.0%
QUALCOMM, Inc.	4.4%
Google, Inc. — Class A	3.6%
Microsoft Corp.	3.0%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.2%
Intel Corp.	1.6%
Baidu, Inc. ADR	1.5%
Starbucks Corp.	1.5%
Teva Pharmaceutical Industries Ltd. ADR	1.5%

Top Ten Total	40.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments
42 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(02/14/94)			(09/22/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

NASDAQ-100® FUND	18.71%	6.08%	3.16%	18.03%	5.54%	2.63%
NASDAQ-100 INDEX***	20.35%	7.20%	4.49%	20.35%	7.20%	4.49%

	A-Class						C-Class
	(03/31/04)						(03/26/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

NASDAQ-100® FUND	18.34%	12.73%	5.79%	4.76%	6.36%	5.63%	17.57%	16.57%	5.04%	2.08%
NASDAQ-100 INDEX***	20.35%	20.35%	7.20%	7.20%	7.78%	7.78%	20.35%	20.35%	7.20%	4.49%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The NASDAQ-100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS	March 31, 2011
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† — 87.5%

INFORMATION TECHNOLOGY — 55.7%
Apple, Inc.*	378,830	$132,003,313
QUALCOMM, Inc.	584,470	32,046,490
Google, Inc. — Class A*	44,990	26,373,588
Microsoft Corp.	852,550	21,620,668
Oracle Corp.	621,080	20,725,440
Intel Corp.	566,560	11,427,515
Baidu, Inc. ADR*	82,070	11,310,067
Cisco Systems, Inc.	582,250	9,985,587
eBay, Inc.*	285,480	8,861,299
Research In Motion Ltd.*	153,170	8,664,827
Cognizant Technology Solutions Corp. — Class A*	87,410	7,115,174
Intuit, Inc.*	115,360	6,125,616
Altera Corp.	132,669	5,840,089
NetApp, Inc.*	111,420	5,368,216
Automatic Data Processing, Inc.	103,430	5,306,993
Broadcom Corp. — Class A	130,384	5,134,522
Adobe Systems, Inc.*	146,230	4,848,987
Citrix Systems, Inc.*	65,720	4,827,791
Symantec Corp.*	235,290	4,362,277
CA, Inc.	144,430	3,492,317
Micron Technology, Inc.*	301,100	3,450,606
Activision Blizzard, Inc.	311,230	3,414,193
Fiserv, Inc.*	53,870	3,378,726
Xilinx, Inc.	102,100	3,348,880
SanDisk Corp.*	70,930	3,269,164
Paychex, Inc.	101,160	3,172,378
Applied Materials, Inc.	201,160	3,142,119
NVIDIA Corp.*	168,200	3,104,972
Check Point Software Technologies Ltd.*	60,690	3,098,225
Yahoo!, Inc.*	185,570	3,089,740
Autodesk, Inc.*	69,850	3,081,083
BMC Software, Inc.*	61,230	3,045,580
Dell, Inc.*	209,360	3,037,814
Linear Technology Corp.	89,390	3,006,186
Marvell Technology Group Ltd.*	183,010	2,845,806
KLA-Tencor Corp.	59,740	2,829,884
F5 Networks, Inc.*	22,860	2,344,750
Infosys Technologies Ltd. ADR	31,710	2,273,607
Maxim Integrated Products, Inc.	86,020	2,202,112
Lam Research Corp.*	37,610	2,130,983
Akamai Technologies, Inc.*	55,021	2,090,798
Electronic Arts, Inc.*	99,360	1,940,501
Seagate Technology plc*	133,160	1,917,504
Flextronics International Ltd.*	243,080	1,815,808
Microchip Technology, Inc.	46,180	1,755,302
VeriSign, Inc.	48,220	1,746,046
FLIR Systems, Inc.	48,930	1,693,467

Total Information Technology		407,667,010

CONSUMER DISCRETIONARY — 14.2%
Amazon.com, Inc.*	88,280	15,901,876
Starbucks Corp.	305,790	11,298,941
Comcast Corp. — Class A	427,720	10,573,238
DIRECTV — Class A*	169,760	7,944,768
Priceline.com, Inc.*	15,330	7,763,725
News Corp. — Class A	420,950	7,391,882
Wynn Resorts Ltd.	39,840	5,069,640
Bed Bath & Beyond, Inc.*	100,990	4,874,787
Netflix, Inc.*	14,860	3,526,724
Mattel, Inc.	117,560	2,930,771
Staples, Inc.	143,220	2,781,332
Sears Holdings Corp.*	33,580	2,775,387
Virgin Media, Inc.	97,110	2,698,687
Liberty Media Corp — Interactive*	162,240	2,602,330
Ross Stores, Inc.	35,510	2,525,471
O’Reilly Automotive, Inc.*	41,480	2,383,441
Dollar Tree, Inc.*	38,900	2,159,728
Garmin Ltd.	56,900	1,926,634
Ctrip.com International Ltd. ADR*	45,060	1,869,539
Expedia, Inc.	79,090	1,792,179
Apollo Group, Inc. — Class A*	42,650	1,778,932
Urban Outfitters, Inc.*	47,850	1,427,366

Total Consumer Discretionary		103,997,378

HEALTH CARE — 11.2%
Teva Pharmaceutical Industries Ltd. ADR	212,220	10,647,077
Gilead Sciences, Inc.*	230,890	9,798,972
Celgene Corp.*	137,580	7,914,977
Express Scripts, Inc. — Class A*	138,980	7,728,678
Genzyme Corp.*	95,760	7,292,124
Amgen, Inc.*	128,130	6,848,548
Biogen Idec, Inc.*	77,210	5,666,442
Intuitive Surgical, Inc.*	11,450	3,818,117
Vertex Pharmaceuticals, Inc.*	63,030	3,021,028
Mylan, Inc.*	130,910	2,967,730
Life Technologies Corp.*	53,710	2,815,478
Cerner Corp.*	24,490	2,723,288
Illumina, Inc.*	36,930	2,587,685
Henry Schein, Inc.*	27,010	1,895,292
Warner Chilcott plc — Class A	74,210	1,727,609
Cephalon, Inc.*	21,750	1,648,215
DENTSPLY International, Inc.	40,230	1,488,108
QIAGEN N.V.*	69,550	1,394,477

Total Health Care		81,983,845

INDUSTRIALS — 3.3%
PACCAR, Inc.	120,520	6,309,222
CH Robinson Worldwide, Inc.	48,420	3,589,375
First Solar, Inc.*	22,180	3,567,431
Expeditors International of Washington, Inc.	61,420	3,079,599
Joy Global, Inc.	30,280	2,991,967
Fastenal Co.	41,550	2,693,686
Stericycle, Inc.*	26,450	2,345,321

Total Industrials		24,576,601

44 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
NASDAQ-100® FUND

	Shares	Value
TELECOMMUNICATION SERVICES — 1.6%
Vodafone Group plc ADR	223,758	$6,433,043
Millicom International Cellular S.A.	31,100	2,990,887
NII Holdings, Inc.*	48,620	2,025,995

Total Telecommunication Services		11,449,925

CONSUMER STAPLES — 1.2%
Costco Wholesale Corp.	67,790	4,970,363
Whole Foods Market, Inc.	53,640	3,534,876

Total Consumer Staples		8,505,239

MATERIALS - 0.3%
Sigma-Aldrich Corp.	34,530	2,197,489

Total Common Stocks
(Cost $295,866,455)		640,377,487

	FACE
	AMOUNT
FEDERAL AGENCY DISCOUNT NOTES†† — 2.7%
Fannie Mae[1]
0.22% due 07/18/11	$10,000,000	9,996,700
Freddie Mac[1]
0.23% due 08/09/11	10,000,000	9,995,310

Total Federal Agency Discount Notes
(Cost $19,985,094)		19,992,010

REPURCHASE AGREEMENTS††,2 — 9.0%
HSBC Group
issued 03/31/11 at 0.07%
due 04/01/11	34,896,199	34,896,199
Credit Suisse Group
issued 03/31/11 at 0.05%
due 04/01/11[3]	15,562,769	15,562,769
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06%
due 04/01/11	12,941,273	12,941,273
Deutsche Bank
issued 03/31/11 at 0.05%
due 04/01/11	2,326,413	2,326,413

Total Repurchase Agreements
(Cost $65,726,654)		65,726,654

Total Investments — 99.2%
(Cost $381,578,203)		$726,096,151

Cash & Other Assets,
Less Liabilities — 0.8%		5,776,156

Total Net Assets — 100.0%		$731,872,307

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED †
June 2011 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $28,389,390)	607	$8,823

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
April 2011 NASDAQ-100 Index
Swap, Terminating 04/27/11[4]
(Notional Value $26,774,532)	11,447	$413,113
Morgan Stanley Capital Services, Inc.
April 2011 NASDAQ-100 Index
Swap, Terminating 04/26/11[4]
(Notional Value $23,954,025)	10,241	232,324
Credit Suisse Capital, LLC
April 2011 NASDAQ-100 Index
Swap, Terminating 04/28/11[4]
(Notional Value $12,777,895)	5,463	125,099

(Total Notional Value $63,506,452)		$770,536

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements—See Note 7.

[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. ADR — American Depositary Receipt plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 45

NASDAQ-100® FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$660,369,497
Repurchase agreements, at value	65,726,654

Total investments	726,096,151
Segregated cash with broker	3,857,940
Unrealized appreciation on swap agreements	770,536
Receivable for swap settlement	431,312
Receivables:
Variation margin	8,933
Fund shares sold	2,037,718
Dividends	164,804
Interest	114

Total assets	733,367,508

Liabilities:
Payable for:
Fund shares redeemed	300,224
Management fees	440,566
Custodian fees	16,447
Transfer agent/maintenance fees	146,855
Distribution and service fees	44,721
Portfolio accounting fees	45,296
Licensing fees	68,315
Other	432,777

Total liabilities	1,495,201

Net assets	$731,872,307

Net assets consist of:
Paid in capital	$537,027,896
Accumulated net investment loss	—
Accumulated net realized loss on investments	(150,452,896)
Net unrealized appreciation on investments	345,297,307

Net assets	$731,872,307

Investor Class:
Net assets	$579,925,264
Capital shares outstanding	38,066,314
Net asset value per share	$15.23

Advisor Class:
Net assets	$120,276,613
Capital shares outstanding	8,428,160
Net asset value per share	$14.27

A-Class:
Net assets	$19,806,196
Capital shares outstanding	1,364,312
Net asset value per share	$14.52

Maximum offering price per share*	$15.24

C-Class:
Net assets	$11,864,234
Capital shares outstanding	864,820
Net asset value per share	$13.72

Investments, at cost	$315,851,549
Repurchase agreements, at cost	65,726,654

Total cost	$381,578,203

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $30,393)	$4,761,448
Interest	119,352

Total investment income	4,880,800

Expenses:
Management fees	4,575,228
Transfer agent and administrative fees	1,525,076
Distribution and service fees:
Advisor Class	203,173
A-Class	28,678
C-Class	114,350
Portfolio accounting fees	492,437
Trustees’ fees**	62,415
Miscellaneous	1,307,932

Total expenses	8,309,289

Net investment loss	(3,428,489)

Net Realized AND Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	57,670,200
Swap agreements	5,611,367
Futures contracts	7,016,028

Net realized gain	70,297,595

Net change in unrealized appreciation (depreciation) on:
Investments	34,086,764
Swap agreements	691,701
Futures contracts	(15,937)

Net change in unrealized appreciation (depreciation)	34,762,528

Net realized and unrealized gain	105,060,123

Net increase in net assets resulting from operations	$101,631,634

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100® FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(3,428,489)	$(3,604,566)
Net realized gain on investments	70,297,595	15,245,004
Net change in unrealized appreciation (depreciation) on investments	34,762,528	216,908,868

Net increase in net assets resulting from operations	101,631,634	228,549,306

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	860,487,604	750,255,904
Advisor Class	441,307,154	155,543,357
A-Class	67,791,746	30,156,587
C-Class	21,551,470	24,010,905
Cost of shares redeemed
Investor Class	(940,995,522)	(781,927,624)
Advisor Class	(348,748,232)	(164,471,567)
A-Class	(64,453,774)	(20,940,455)
C-Class	(23,664,570)	(21,740,962)

Net increase (decrease) from capital share transactions	13,275,876	(29,113,855)

Net increase in net assets	114,907,510	199,435,451
Net assets:
Beginning of year	616,964,797	417,529,346

End of year	$731,872,307	$616,964,797

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
Investor Class	63,709,336	71,031,032
Advisor Class	35,761,441	15,143,129
A-Class	5,034,771	2,796,536
C-Class	1,782,827	2,450,071
Shares redeemed
Investor Class	(70,201,212)	(74,294,680)
Advisor Class	(28,810,838)	(16,008,249)
A-Class	(4,903,901)	(1,964,731)
C-Class	(1,964,626)	(2,253,969)

Net increase (decrease) in shares	407,798	(3,100,861)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 47

NASDAQ-100® FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.83	$8.15	$11.81	$11.78	$11.34

Income (loss) from investment operations:
Net investment loss[a]	(.07)	(.07)	(.06)	(.06)	(.06)
Net gain (loss) on investments (realized and unrealized)	2.47	4.75	(3.60)	.09	.50

Total from investment operations	2.40	4.68	(3.66)	.03	.44

Net asset value, end of period	$15.23	$12.83	$8.15	$11.81	$11.78

Total Return[b]	18.71%	57.42%	(30.99%)	0.25%	3.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$579,925	$571,761	$389,944	$617,923	$635,744

Ratios to average net assets:
Net investment loss	(0.50%)	(0.63%)	(0.59%)	(0.50%)	(0.52%)
Total expenses	1.31%	1.30%	1.30%	1.28%	1.22%

Portfolio turnover rate	39%	34%	55%	57%	71%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.09	$7.72	$11.23	$11.26	$10.90

Income (loss) from investment operations:
Net investment loss[a]	(.12)	(.12)	(.11)	(.12)	(.11)
Net gain (loss) on investments (realized and unrealized)	2.30	4.49	(3.40)	.09	.47

Total from investment operations	2.18	4.37	(3.51)	(.03)	.36

Net asset value, end of period	$14.27	$12.09	$7.72	$11.23	$11.26

Total Return[b]	18.03%	56.61%	(31.26%)	(0.27%)	3.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$120,277	$17,859	$18,078	$15,184	$9,349

Ratios to average net assets:
Net investment loss	(1.00%)	(1.13%)	(1.11%)	(0.99%)	(1.07%)
Total expenses	1.80%	1.80%	1.79%	1.78%	1.73%

Portfolio turnover rate	39%	34%	55%	57%	71%

48 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100® FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.27	$7.82	$11.35	$11.36	$10.96

Income (loss) from investment operations:
Net investment loss[a]	(.11)	(.09)	(.08)	(.09)	(.08)
Net gain (loss) on investments (realized and unrealized)	2.36	4.54	(3.45)	.08	.48

Total from investment operations	2.25	4.45	(3.53)	(.01)	.40

Net asset value, end of period	$14.52	$12.27	$7.82	$11.35	$11.36

Total Return[b]	18.34%	56.91%	(31.10%)	(0.09%)	3.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,806	$15,128	$3,140	$6,044	$3,686

Ratios to average net assets:
Net investment loss	(0.81%)	(0.86%)	(0.82%)	(0.76%)	(0.73%)
Total expenses	1.56%	1.55%	1.55%	1.54%	1.46%

Portfolio turnover rate	39%	34%	55%	57%	71%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$11.67	$7.49	$10.95	$11.02	$10.73

Income (loss) from investment operations:
Net investment loss[a]	(.19)	(.16)	(.15)	(.18)	(.16)
Net gain (loss) on investments (realized and unrealized)	2.24	4.34	(3.31)	.11	.45

Total from investment operations	2.05	4.18	(3.46)	(.07)	.29

Net asset value, end of period	$13.72	$11.67	$7.49	$10.95	$11.02

Total Return[b]	17.57%	(55.81%)	(31.60%)	(0.64%)	2.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,864	$12,216	$6,368	$10,343	$10,032

Ratios to average net assets:
Net investment loss	(1.52%)	(1.63%)	(1.59%)	(1.50%)	(1.55%)
Total expenses	2.31%	2.30%	2.30%	2.28%	2.22%

Portfolio turnover rate	39%	34%	55%	57%	71%

a   Net investment loss per share was computed using average shares outstanding throughout the period.
b   Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
INVERSE NASDAQ-100® STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: September 3, 1998
For the one-year period ended March 31, 2011, with the NASDAQ-100 Index up 20.35%, the Inverse NASDAQ-100® Fund Investor Class returned -20.90% over the same time period. For the same one-year period, Inverse NASDAQ-100® Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.
Information Technology (14.09%) and Consumer Discretionary (4.04%) contributed most to the performance of the index during the year, while Consumer Staples (0.33%), Materials (0.09%) and Health Care (-0.02%) contributed the least to or detracted from performance of the index.
Apple, Inc., QUALCOMM, Inc. and Baidu, Inc. were among the stocks which provided the most performance to the index, while Cisco Systems, Inc., Teva Pharmaceutical Industries Ltd. and Research In Motion Ltd. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	September 3, 1998
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 7, 2001
The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.
50 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(09/03/98)			(08/01/03)
	ONE	FIVE	TEN	ONE	FIVE	SINCE
	YEAR	YEAR	YEAR	YEAR	YEAR	INCEPTION

INVERSE NASDAQ-100® STRATEGY FUND	-20.90%	-10.01%	-9.24%	-21.39%	-10.50%	-10.74%
NASDAQ-100 INDEX***	20.35%	7.20%	4.49%	20.35%	7.20%	8.92%

	A-Class							C-Class
	(03/31/04)							(03/07/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

INVERSE NASDAQ-100® STRATEGY FUND	-21.11%	-24.87%	-10.23%	-11.10%	-9.44%	-10.07%	-21.66%	-22.44%	-10.90%	-10.17%
NASDAQ-100 INDEX***	20.35%	20.35%	7.20%	7.20%	7.78%	7.78%	20.35%	20.35%	7.20%	4.49%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The NASDAQ-100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS	March 31, 2011
INVERSE NASDAQ-100® STRATEGY FUND

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 27.0%
Freddie Mac[1] 0.23% due 08/09/11	$10,000,000	$9,995,310

Total Federal Agency Discount Notes (Cost $9,991,694)		9,995,310

REPURCHASE AGREEMENTS††,2 — 73.2%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	14,397,217	14,397,217
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[3]	6,381,594	6,381,594
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	5,339,215	5,339,215
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	959,815	959,815

Total Repurchase Agreements (Cost $27,077,841)		27,077,841

Total Investments — 100.2% (Cost $37,069,535)		$37,073,151

Liabilities, Less Cash & Other Assets — (0.2)%		(72,479)

Total Net Assets — 100.0%		$37,000,672

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
June 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $13,329,450)	285	$(173,780)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. April 2011 NASDAQ-100 Index Swap, Terminating 04/26/11[4] (Notional Value $527,373)	225	$(5,135)
Credit Suisse Capital, LLC April 2011 NASDAQ-100 Index Swap, Terminating 04/28/11[4] (Notional Value $4,224,077)	1,806	(41,145)
Goldman Sachs International April 2011 NASDAQ-100 Index Swap, Terminating 04/27/11[4] (Notional Value $18,846,860)	8,058	(290,048)

(Total Notional Value $23,598,310)		$(336,328)

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements — See Note 7.

[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

52 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE NASDAQ-100® STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$9,995,310
Repurchase agreements, at value	27,077,841

Total investments	37,073,151
Segregated cash with broker	921,681
Receivables:
Fund shares sold	238,231
Interest	47

Total assets	38,233,110

Liabilities:
Unrealized depreciation on swap agreements	336,328
Payable for:
Swap settlement	7,719
Variation margin	24,226
Fund shares redeemed	806,331
Management fees	25,707
Custodian fees	800
Transfer agent/maintenance fees	7,141
Distribution and service fees	1,781
Portfolio accounting fees	2,856
Licensing fees	2,369
Other	17,180

Total liabilities	1,232,438

Net Assets	$37,000,672

NET ASSETS CONSIST OF:
Paid in capital	$129,645,232
Accumulated net investment loss	—
Accumulated net realized loss on investments	(92,138,068)
Net unrealized depreciation on investments	(506,492)

Net assets	$37,000,672

Investor Class:
Net assets	$32,978,209
Capital shares outstanding	2,765,560
Net asset value per share	$11.92

Advisor Class:
Net assets	$642,207
Capital shares outstanding	56,183
Net asset value per share	$11.43

A-Class:
Net assets	$945,706
Capital shares outstanding	81,106
Net asset value per share	$11.66

Maximum offering price per share*	$12.24

C-Class:
Net assets	$2,434,550
Capital shares outstanding	228,213
Net asset value per share	$10.67

Investments, at cost	$9,991,694
Repurchase agreements, at cost	27,077,841

Total cost	$37,069,535

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Interest	$46,654

Total investment income	46,654

Expenses:
Management fees	241,086
Transfer agent and administrative fees	66,968
Distribution and service fees:
Advisor Class	3,618
A-Class	2,654
C-Class	17,199
Portfolio accounting fees	26,787
Trustees’ fees**	3,005
Miscellaneous	56,534

Total expenses	417,851

Net investment loss	(371,197)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(6,089,515)
Futures contracts	(1,214,827)

Net realized loss	(7,304,342)

Net change in unrealized appreciation (depreciation) on:
Investments	3,616
Swap agreements	1,052,542
Futures contracts	(173,643)

Net change in unrealized appreciation (depreciation)	882,515

Net realized and unrealized loss	(6,421,827)

Net decrease in net assets resulting from operations	$(6,793,024)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 53

INVERSE NASDAQ-100® STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(371,197)	$(444,051)
Net realized loss on investments	(7,304,342)	(20,372,903)
Net change in unrealized appreciation (depreciation) on investments	882,515	1,493,832

Net decrease in net assets resulting from operations	(6,793,024)	(19,323,122)

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds From Sale Of Shares
Investor Class	260,086,564	263,519,478
Advisor Class	27,365,708	13,001,544
A-Class	4,601,753	8,874,805
C-Class	9,852,417	9,150,986
Cost Of Shares Redeemed
Investor Class	(242,454,552)	(259,836,615)
Advisor Class	(27,271,613)	(11,961,791)
A-Class	(4,482,661)	(9,179,789)
C-Class	(8,856,521)	(8,808,360)

Net increase from capital share transactions	18,841,095	4,760,258

Net increase (decrease) in net assets	12,048,071	(14,562,864)
Net Assets:
Beginning of year	24,952,601	39,515,465

End of year	$37,000,672	$24,952,601

Accumulated net investment loss at end of year	$—	$—

Capital Share Activity:
Shares sold
Investor Class	18,840,855	14,461,941
Advisor Class	2,019,121	732,358
A-Class	320,094	465,562
C-Class	786,039	536,740
Shares redeemed
Investor Class	(17,478,115)	(14,401,266)
Advisor Class	(2,025,955)	(688,875)
A-Class	(309,462)	(488,378)
C-Class	(694,263)	(534,150)

Net increase in shares	1,458,314	83,932

54 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE NASDAQ-100® STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$15.07	$25.09	$21.27	$21.67	$21.80

Income (loss) from investment operations:
Net investment income (loss)[a]	(.18)	(.25)	(.06)	.59	(.11)
Net gain (loss) on investments (realized and unrealized)	(2.97)	(9.77)	4.25	(.30)	.54

Total from investment operations	(3.15)	(10.02)	4.19	.29	.43

Less distributions from:
Net investment income	—	—	(.37)	(.69)	(.56)

Total distributions	—	—	(.37)	(.69)	(.56)

Net asset value, end of period	$11.92	$15.07	$25.09	$21.27	$21.67

Total Return[b]	(20.90%)	(39.94%)	19.48%	1.92%	2.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,978	$21,137	$33,672	$59,819	$104,617

Ratios to average net assets:
Net investment income (loss)	(1.30%)	(1.35%)	(0.26%)	2.98%	3.79%
Total expenses	1.47%	1.47%	1.46%	1.47%	1.40%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.54	$24.37	$20.77	$21.28	$21.51

Income (loss) from investment operations:
Net investment income (loss)[a]	(.24)	(.32)	(.06)	.51	(.22)
Net gain (loss) on investments (realized and unrealized)	(2.87)	(9.51)	4.03	(.33)	.55

Total from investment operations	(3.11)	(9.83)	3.97	.18	.33

Less distributions from:
Net investment income	—	—	(.37)	(.69)	(.56)

Total distributions	—	—	(.37)	(.69)	(.56)

Net asset value, end of period	$11.43	$14.54	$24.37	$20.77	$21.28

Total Return[b]	(21.39%)	(40.34%)	18.88%	1.43%	1.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$642	$916	$476	$3,744	$11,436

Ratios to average net assets:
Net investment income (loss)	(1.80%)	(1.84%)	(0.29%)	2.56%	3.29%
Total expenses	1.97%	1.97%	1.97%	1.98%	1.90%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 55

INVERSE NASDAQ-100® STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.78	$24.67	$20.97	$21.43	$21.61

Income (loss) from investment operations:
Net investment income (loss)[a]	(.21)	(.26)	(.22)	.52	(.16)
Net gain (loss) on investments (realized and unrealized)	(2.91)	(9.63)	4.29	(.29)	.54

Total from investment operations	(3.12)	(9.89)	4.07	.23	.38

Less distributions from:
Distributions from net investment income	—	—	(.37)	(.69)	(.56)

Total distributions	—	—	(.37)	(.69)	(.56)

Net asset value, end of period	$11.66	$14.78	$24.67	$20.97	$21.43

Total Return[b]	(21.11%)	(40.09%)	19.18%	1.65%	1.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$946	$1,041	$2,301	$1,784	$4,086

Ratios to average net assets:
Net investment income (loss)	(1.54%)	(1.37%)	(0.92%)	2.61%	3.55%
Total expenses	1.72%	1.71%	1.71%	1.72%	1.64%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.62	$22.91	$19.63	$20.27	$20.63

Income (loss) from investment operations:
Net investment income (loss)[a]	(.29)	(.39)	(.25)	.38	(.32)
Net gain (loss) on investments (realized and unrealized)	(2.66)	(8.90)	3.90	(.33)	.52

Total from investment operations	(2.95)	(9.29)	3.65	.05	.20

Less distributions from:
Net investment income	—	—	(.37)	(.69)	(.56)

Total distributions	—	—	(.37)	(.69)	(.56)

Net asset value, end of period	$10.67	$13.62	$22.91	$19.63	$20.27

Total Return[b]	(21.66%)	(40.55%)	18.35%	0.85%	1.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,435	$1,858	$3,066	$7,633	$17,834

Ratios to average net assets:
Net investment income (loss)	(2.29%)	(2.33%)	(1.19%)	2.05%	2.79%
Total expenses	2.47%	2.47%	2.47%	2.48%	2.40%

Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

56 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 57

PERFRMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
MID-CAP 1.5x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for midcap securities on a daily basis. The Fund’s current benchmark is 150% of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: August 16, 2001
For the year ended March 31, 2011, the Mid-Cap 1.5x Strategy Fund H-Class returned 38.04%. Over the year, its benchmark, the S&P MidCap 400 Index turned in a 26.95% return. The Fund had a correlation of more than 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.
Information Technology (5.86%), Industrials (5.23%) and Consumer Discretionary (3.41%) provided the most performance to the index during the year. Telecommunication Services (0.10%) and Consumer Staples (1.18%) were the smallest contributors to performance.
F5 Networks, Inc., Netflix, Inc. and Chipotle Mexican Grill, Inc. — Class A were among the stocks which provided the most performance to the index during the year. Cree, Inc., Strayer Education, Inc. and ITT Educational Services, Inc. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
     Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings
(% of Total Net Assets)

Cimarex Energy Co.	0.6%
Vertex Pharmaceuticals, Inc.	0.6%
BorgWarner, Inc.	0.5%
Lubrizol Corp.	0.5%
Chipotle Mexican Grill,
Inc. — Class A	0.5%
Pride International, Inc.	0.5%
New York Community
Bancorp, Inc.	0.5%
Green Mountain Coffee
Roasters, Inc.	0.5%
Bucyrus International,
Inc. — Class A	0.5%
AMETEK, Inc.	0.4%

Top Ten Total	5.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
58 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

			A-Class					C-Class
			(03/31/04)					(08/20/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

MID-CAP1.5x STRATEGY FUND	38.12%	31.56%	2.01%	1.02%	6.78%	6.04%	37.15%	36.15%	1.25%	5.76%
S&P MIDCAP 400 INDEX	26.95%	26.95%	6.07%	6.07%	8.79%	8.79%	26.95%	26.95%	6.07%	8.83%

		H-Class
		(08/16/01)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

MID-CAP1.5x STRATEGY FUND	38.04%	1.98%	6.31%
S&P MIDCAP400 INDEX	26.95%	6.07%	8.68%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P MidCap 400 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS	March 31, 2011
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 73.7%

FINANCIALS — 14.4%
New York Community Bancorp, Inc.	13,520	$233,355
Macerich Co.	4,030	199,606
AMB Property Corp.	5,240	188,483
SL Green Realty Corp.	2,440	183,488
Affiliated Managers Group, Inc.*	1,610	176,086
Nationwide Health Properties, Inc.	3,910	166,292
Rayonier, Inc.	2,510	156,398
Federal Realty Investment Trust	1,900	154,964
Reinsurance Group of America, Inc. — Class A	2,440	153,183
Everest Re Group Ltd.	1,680	148,142
UDR, Inc.	5,640	137,447
MSCI, Inc. — Class A*	3,700	136,234
Realty Income Corp.	3,890	135,955
Alexandria Real Estate Equities, Inc.	1,710	133,329
Jones Lang LaSalle, Inc.	1,330	132,654
Camden Property Trust	2,160	122,731
Essex Property Trust, Inc.	989	122,636
Raymond James Financial, Inc.	3,120	119,309
Eaton Vance Corp.	3,680	118,643
Liberty Property Trust	3,540	116,466
W.R. Berkley Corp.	3,580	115,312
Cullen	1,890	111,548
HCC Insurance Holdings, Inc.	3,550	111,151
Regency Centers Corp.	2,530	110,004
Duke Realty Corp.	7,810	109,418
Waddell & Reed Financial, Inc. — Class A	2,660	108,023
SEI Investments Co.	4,490	107,221
Arthur J Gallagher & Co.	3,361	102,208
Old Republic International Corp.	8,020	101,774
Senior Housing Properties Trust	4,390	101,146
East West Bancorp, Inc.	4,600	101,016
Jefferies Group, Inc.	3,960	98,762
Fidelity National Financial, Inc. — Class A	6,920	97,780
Commerce Bancshares, Inc.	2,390	96,652
BRE Properties, Inc.	2,000	94,360
Transatlantic Holdings, Inc.	1,930	93,933
Weingarten Realty Investors	3,730	93,474
Brown & Brown, Inc.	3,620	93,396
Taubman Centers, Inc.	1,730	92,693
Mack-Cali Realty Corp.	2,690	91,191
Hospitality Properties Trust	3,820	88,433
First Niagara Financial Group, Inc.	6,480	87,998
City National Corp.	1,460	83,293
American Financial Group, Inc.	2,370	82,997
Associated Banc-Corp.	5,360	79,596
Highwoods Properties, Inc.	2,220	77,722
TCF Financial Corp.	4,830	76,604
Corporate Office Properties Trust	2,070	74,810
SVB Financial Group*	1,308	74,464
Apollo Investment Corp.	6,050	72,963
Bank of Hawaii Corp.	1,480	70,774
Protective Life Corp.	2,650	70,358
Valley National Bancorp	5,000	69,800
Omega Healthcare Investors, Inc.	3,090	69,031
Fulton Financial Corp.	6,160	68,438
StanCorp Financial Group, Inc.	1,420	65,490
Hanover Insurance Group, Inc.	1,400	63,350
Prosperity Bancshares, Inc.	1,450	62,016
Washington Federal, Inc.	3,480	60,343
Aspen Insurance Holdings Ltd.	2,180	60,081
Synovus Financial Corp.	24,290	58,296
FirstMerit Corp.	3,370	57,492
First American Financial Corp.	3,240	53,460
Greenhill & Company, Inc.	790	51,974
Potlatch Corp.	1,240	49,848
Webster Financial Corp.	2,260	48,432
NewAlliance Bancshares, Inc.	3,250	48,230
Unitrin, Inc.	1,530	47,246
Westamerica Bancorporation	900	46,233
Mercury General Corp.	1,100	43,043
Cathay General Bancorp	2,430	41,432
Trustmark Corp.	1,760	41,219
Astoria Financial Corp.	2,560	36,787
BancorpSouth, Inc.	2,270	35,072
International Bancshares Corp.	1,630	29,894
Equity One, Inc.	1,480	27,780
Cousins Properties, Inc.	3,210	26,803
PacWest Bancorp	1,006	21,881

Total Financials		7,290,146

INFORMATION TECHNOLOGY — 12.0%
Lam Research Corp.*	3,820	216,441
Atmel Corp.*	14,130	192,592
Trimble Navigation Ltd.*	3,780	191,041
Rovi Corp.*	3,490	187,239
Skyworks Solutions, Inc.*	5,740	186,091
Riverbed Technology, Inc.*	4,670	175,826
Avnet, Inc.*	4,720	160,905
Cree, Inc.*	3,380	156,021
ANSYS, Inc.*	2,840	153,900
Informatica Corp.*	2,930	153,034
Factset Research Systems, Inc.	1,430	149,764
Arrow Electronics, Inc.*	3,550	148,674
Polycom, Inc.*	2,710	140,514
TIBCO Software, Inc.*	5,120	139,520
Alliance Data Systems Corp.*	1,580	135,706
Rackspace Hosting, Inc.*	3,040	130,264
Equinix, Inc.*	1,420	129,362
Synopsys, Inc.*	4,669	129,098
MICROS Systems, Inc.*	2,500	123,575
Global Payments, Inc.	2,470	120,832

60 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Varian Semiconductor Equipment Associates, Inc.*	2,320	$112,914
Solera Holdings, Inc.	2,180	111,398
Gartner, Inc.*	2,640	110,009
Cypress Semiconductor Corp.*	5,370	104,071
Ingram Micro, Inc. — Class A*	4,930	103,678
NCR Corp.*	4,950	93,258
Vishay Intertechnology, Inc.*	5,110	90,651
Jack Henry & Associates, Inc.	2,664	90,283
National Instruments Corp.	2,750	90,117
Lender Processing Services, Inc.	2,750	88,522
Broadridge Financial Solutions, Inc.	3,880	88,037
ADTRAN, Inc.	2,000	84,920
Parametric Technology Corp.*	3,650	82,089
Cadence Design Systems, Inc.*	8,300	80,925
Concur Technologies, Inc.*	1,436	79,626
Ciena Corp.*	2,940	76,322
Tech Data Corp.*	1,440	73,238
Diebold, Inc.	2,040	72,338
International Rectifier Corp.*	2,163	71,509
Fairchild Semiconductor International, Inc. — Class A*	3,910	71,162
Itron, Inc.*	1,250	70,550
Zebra Technologies Corp. — Class A*	1,720	67,493
AOL, Inc.*	3,310	64,644
QLogic Corp.*	3,260	60,473
CoreLogic, Inc.	3,220	59,570
Silicon Laboratories, Inc.*	1,360	58,766
NeuStar, Inc. — Class A*	2,280	58,322
DST Systems, Inc.	1,100	58,102
Plantronics, Inc.	1,510	55,296
RF Micro Devices, Inc.*	8,540	54,741
Convergys Corp.*	3,780	54,281
Quest Software, Inc.*	1,960	49,764
Mentor Graphics Corp.*	3,390	49,596
Semtech Corp.*	1,960	49,039
Intersil Corp. — Class A	3,860	48,057
Digital River, Inc.*	1,210	45,290
Fair Isaac Corp.	1,240	39,196
SRA International, Inc. — Class A*	1,330	37,719
ValueClick, Inc.*	2,510	36,295
Acxiom Corp.*	2,490	35,732
Integrated Device Technology, Inc.*	4,670	34,418
ACI Worldwide, Inc.*	1,030	33,784
Mantech International Corp. — Class A*	700	29,680
Advent Software, Inc.*	998	28,613

Total Information Technology		6,074,887

INDUSTRIALS — 11.4%
Bucyrus International, Inc. — Class A	2,520	230,454
AMETEK, Inc.	4,970	218,034
KBR, Inc.	4,680	176,764
Kansas City Southern*	3,180	173,151
AGCO Corp.*	2,920	160,512
Manpower, Inc.	2,530	159,086
Donaldson Company, Inc.	2,380	145,870
Hubbell, Inc. — Class B	1,870	132,826
Timken Co.	2,510	131,273
Gardner Denver, Inc.	1,610	125,628
Terex Corp.*	3,370	124,825
SPX Corp.	1,560	123,849
J.B. Hunt Transport Services, Inc.	2,700	122,634
Nordson Corp.	1,060	121,964
Pentair, Inc.	3,040	114,882
URS Corp.*	2,490	114,665
BE Aerospace, Inc.*	3,160	112,275
IDEX Corp.	2,550	111,308
Aecom Technology Corp.*	3,670	101,769
Waste Connections, Inc.	3,520	101,341
Wabtec Corp.	1,480	100,388
Oshkosh Corp.*	2,810	99,418
Kennametal, Inc.	2,540	99,060
Lincoln Electric Holdings, Inc.	1,300	98,696
Thomas & Betts Corp.*	1,620	96,341
MSC Industrial Direct Co. — Class A	1,390	95,173
Kirby Corp.*	1,660	95,101
Shaw Group, Inc.*	2,630	93,128
Trinity Industries, Inc.	2,470	90,575
Harsco Corp.	2,500	88,225
Regal-Beloit Corp.	1,190	87,858
Graco, Inc.	1,860	84,611
Carlisle Companies, Inc.	1,886	84,021
Corrections Corporation of America*	3,380	82,472
Copart, Inc.*	1,850	80,161
Acuity Brands, Inc.	1,340	78,377
Towers Watson & Co. — Class A	1,410	78,199
Lennox International, Inc.	1,400	73,612
Alliant Techsystems, Inc.	1,030	72,790
Alaska Air Group, Inc.*	1,110	70,396
Clean Harbors, Inc.*	710	70,049
Crane Co.	1,430	69,255
Valmont Industries, Inc.	660	68,884
Landstar System, Inc.	1,480	67,606
Con-way, Inc.	1,700	66,793
Woodward, Inc.	1,830	63,245
Huntington Ingalls Industries, Inc.*	1,510	62,665
United Rentals, Inc.*	1,880	62,566
Watsco, Inc.	870	60,648
Alexander & Baldwin, Inc.	1,280	58,432
GATX Corp.	1,440	55,670
FTI Consulting, Inc.*	1,430	54,812
Herman Miller, Inc.	1,770	48,657
Brink’s Co.	1,440	47,678

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

MID-CAP 1.5x STRATEGY FUND

	Shares	Value

HNI Corp.	1,390	$43,868
Corporate Executive Board Co.	1,060	42,792
Deluxe Corp.	1,590	42,199
Rollins, Inc.	1,960	39,788
JetBlue Airways Corp.*	6,260	39,250
Werner Enterprises, Inc.	1,370	36,264
Mine Safety Appliances Co.	960	35,203
Korn*	1,440	32,069
AirTran Holdings, Inc.*	4,190	31,216
Granite Construction, Inc.	1,050	29,505

Total Industrials		5,780,826

CONSUMER DISCRETIONARY - 10.3%
BorgWarner, Inc.*	3,460	275,727
Chipotle Mexican Grill, Inc. — Class A*	960	261,475
Dollar Tree, Inc.*	3,870	214,862
Advance Auto Parts, Inc.	2,480	162,738
PetSmart, Inc.	3,640	149,058
Fossil, Inc.*	1,560	146,094
NVR, Inc.*	180	136,080
Tractor Supply Co.	2,250	134,685
Phillips-Van Heusen Corp.	2,070	134,612
Gentex Corp.	4,410	133,403
Williams-Sonoma, Inc.	3,250	131,625
Panera Bread Co. — Class A*	970	123,190
Tupperware Brands Corp.	1,940	115,837
Dick’s Sporting Goods, Inc.*	2,740	109,545
Sotheby’s	2,070	108,882
LKQ Corp.*	4,510	108,691
Mohawk Industries, Inc.*	1,740	106,401
Deckers Outdoor Corp.*	1,190	102,518
American Eagle Outfitters, Inc.	6,050	96,135
Foot Locker, Inc.	4,800	94,656
Polaris Industries, Inc.	1,050	91,371
Toll Brothers, Inc.*	4,490	88,767
Service Corporation International	7,430	82,176
Chico’s FAS, Inc.	5,490	81,801
Hanesbrands, Inc.*	2,980	80,579
Warnaco Group, Inc.*	1,350	77,207
Guess?, Inc.	1,960	77,126
Under Armour, Inc. — Class A*	1,090	74,175
John Wiley & Sons, Inc. — Class A	1,448	73,616
Brinker International, Inc.	2,760	69,828
Ascena Retail Group, Inc.*	2,140	69,357
Rent-A-Center, Inc. — Class A	1,960	68,424
Aeropostale, Inc.*	2,720	66,150
Lamar Advertising Co. — Class A*	1,780	65,753
WMS Industries, Inc.*	1,780	62,923
Bally Technologies, Inc.*	1,660	62,831
DreamWorks Animation SKG, Inc. — Class A*	2,220	62,005
Aaron’s, Inc.	2,230	56,553
Saks, Inc.*	4,980	56,324
Cheesecake Factory, Inc.*	1,850	55,667
ITT Educational Services, Inc.*	760	54,834
Strayer Education, Inc.	410	53,501
Wendy’s — Class A	9,980	50,199
Timberland Co. — Class A*	1,190	49,135
ANN, Inc.*	1,680	48,905
Life Time Fitness, Inc.*	1,300	48,503
Career Education Corp.*	1,940	44,077
Thor Industries, Inc.	1,310	43,715
Collective Brands, Inc.*	1,930	41,649
Office Depot, Inc.*	8,570	39,679
Meredith Corp.	1,130	38,330
Matthews International Corp. — Class A	920	35,466
New York Times Co. — Class A*	3,682	34,869
Regis Corp.	1,780	31,577
Bob Evans Farms, Inc.	940	30,644
MDC Holdings, Inc.	1,170	29,659
American Greetings Corp. — Class A	1,240	29,264
99 Cents Only Stores*	1,450	28,420
KB Home	2,230	27,741
International Speedway Corp. — Class A	910	27,118
Eastman Kodak Co.*	8,320	26,874
Ryland Group, Inc.	1,367	21,735
Scholastic Corp.	730	19,739
Scientific Games Corp. — Class A*	1,960	17,130
Boyd Gaming Corp.*	1,730	16,210
Harte-Hanks, Inc.	1,200	14,280
Barnes & Noble, Inc.	1,210	11,120

Total Consumer Discretionary		5,183,220

HEALTH CARE - 8.0%
Vertex Pharmaceuticals, Inc.*	6,320	302,918
Perrigo Co.	2,570	204,366
Henry Schein, Inc.*	2,840	199,283
Hologic, Inc.*	8,070	179,154
Beckman Coulter, Inc.	2,140	177,770
Mettler-Toledo International, Inc.*	1,000	172,000
Universal Health Services, Inc. — Class B	3,010	148,724
ResMed, Inc.*	4,740	142,200
Endo Pharmaceuticals Holdings, Inc.*	3,630	138,521
IDEXX Laboratories, Inc.*	1,770	136,679
Allscripts Healthcare Solutions, Inc.*	5,850	122,791
Community Health Systems, Inc.*	2,867	114,651

62 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Omnicare, Inc.	3,620	$108,564
Kinetic Concepts, Inc.*	1,940	105,575
United Therapeutics Corp.*	1,570	105,221
Covance, Inc.*	1,870	102,326
Cooper Companies, Inc.	1,440	100,008
Gen-Probe, Inc.*	1,490	98,861
Pharmaceutical Product Development, Inc.	3,560	98,648
Mednax, Inc.*	1,480	98,583
Health Net, Inc.*	2,890	94,503
Lincare Holdings, Inc.	2,980	88,387
Health Management Associates, Inc. — Class A*	7,790	84,911
Techne Corp.	1,150	82,340
Hill-Rom Holdings, Inc.	1,950	74,061
Bio-Rad Laboratories, Inc. — Class A*	600	72,084
Teleflex, Inc.	1,240	71,895
VCA Antech, Inc.*	2,670	67,231
Charles River Laboratories International, Inc.*	1,750	67,165
LifePoint Hospitals, Inc.*	1,590	63,886
Owens & Minor, Inc.	1,960	63,661
STERIS Corp.	1,840	63,554
Masimo Corp.	1,840	60,904
Medicis Pharmaceutical Corp. — Class A	1,820	58,313
WellCare Health Plans, Inc.*	1,310	54,954
Thoratec Corp.*	1,810	46,933
Immucor, Inc.*	2,170	42,923
Kindred Healthcare, Inc.*	1,220	29,134

Total Health Care		4,043,682

MATERIALS — 5.1%
Lubrizol Corp.	1,980	265,241
Albemarle Corp.	2,830	169,149
Ashland, Inc.	2,440	140,934
Reliance Steel & Aluminum Co.	2,308	133,356
Steel Dynamics, Inc.	6,740	126,510
Martin Marietta Materials, Inc.	1,410	126,435
Valspar Corp.	2,970	116,127
Sonoco Products Co.	3,100	112,313
Aptargroup, Inc.	2,070	103,769
Compass Minerals International, Inc.	1,020	95,401
RPM International, Inc.	4,020	95,395
Cabot Corp.	2,020	93,506
Packaging Corporation of America	3,170	91,581
Rock-Tenn Co. — Class A	1,220	84,607
Cytec Industries, Inc.	1,530	83,186
Scotts Miracle-Gro Co. — Class A	1,410	81,569
Temple-Inland, Inc.	3,350	78,390
Greif, Inc. — Class A	960	62,794
Commercial Metals Co.	3,540	61,136
Carpenter Technology Corp.	1,360	58,086
Silgan Holdings, Inc.	1,510	57,591
Olin Corp.	2,460	56,383
Sensient Technologies Corp.	1,550	55,552
Intrepid Potash, Inc.*	1,370	47,703
NewMarket Corp.	300	47,466
Louisiana-Pacific Corp.*	4,090	42,945
Minerals Technologies, Inc.	560	38,371
Worthington Industries, Inc.	1,720	35,982

Total Materials		2,561,478

ENERGY — 4.9%
Cimarex Energy Co.	2,649	305,271
Pride International, Inc.*	5,480	235,366
Arch Coal, Inc.	5,030	181,281
Plains Exploration & Production Co.*	4,330	156,876
Oceaneering International, Inc.*	1,670	149,382
SM Energy Co.	1,960	145,412
Patterson-UTI Energy, Inc.	4,770	140,190
Forest Oil Corp.*	3,510	132,783
Southern Union Co.	3,860	110,473
Superior Energy Services, Inc.*	2,440	100,040
Frontier Oil Corp.	3,270	95,876
Tidewater, Inc.	1,590	95,162
Dril-Quip, Inc.*	1,070	84,562
Atwood Oceanics, Inc.*	1,740	80,788
Unit Corp.*	1,230	76,199
Patriot Coal Corp.*	2,820	72,841
Bill Barrett Corp.*	1,450	57,870
Helix Energy Solutions Group, Inc.*	3,280	56,416
Quicksilver Resources, Inc.*	3,750	53,662
Exterran Holdings, Inc.*	1,960	46,511
Comstock Resources, Inc.*	1,480	45,791
Northern Oil and Gas, Inc.*	1,680	44,856
Overseas Shipholding Group, Inc.	830	26,676

Total Energy		2,494,284

UTILITIES — 4.3%
National Fuel Gas Co.	2,550	188,700
OGE Energy Corp.	3,020	152,691
NSTAR	3,200	148,064
Energen Corp.	2,230	140,758
MDU Resources Group, Inc.	5,840	134,145
Alliant Energy Corp.	3,430	133,530
UGI Corp.	3,440	113,176
N.V. Energy, Inc.	7,290	108,548
DPL, Inc.	3,690	101,143
Aqua America, Inc.	4,270	97,740
AGL Resources, Inc.	2,410	96,014
Atmos Energy Corp.	2,800	95,480
Questar Corp.	5,470	95,452
Westar Energy, Inc.	3,510	92,734
Great Plains Energy, Inc.	4,200	84,084
Hawaiian Electric Industries, Inc.	2,930	72,664
Vectren Corp.	2,530	68,816

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011

MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Cleco Corp.	1,890	$64,808
WGL Holdings, Inc.	1,580	61,620
IDACORP, Inc.	1,530	58,293
Black Hills Corp.	1,210	40,462
PNM Resources, Inc.	2,680	39,986

Total Utilities		2,188,908

CONSUMER STAPLES - 2.9%
Green Mountain Coffee Roasters, Inc.*	3,590	231,950
Church & Dwight Company, Inc.	2,210	175,341
Energizer Holdings, Inc.*	2,180	155,129
Hansen Natural Corp.*	2,150	129,495
Smithfield Foods, Inc.*	5,130	123,428
Corn Products International, Inc.	2,360	122,295
Ralcorp Holdings, Inc.*	1,700	116,331
Alberto-Culver Co. — Class B	2,650	98,765
BJ’s Wholesale Club, Inc.*	1,690	82,506
Flowers Foods, Inc.	2,330	63,446
Ruddick Corp.	1,320	50,939
Lancaster Colony Corp.	590	35,754
Universal Corp.	730	31,784
Tootsie Roll Industries, Inc.	771	21,851

Total Consumer Staples		1,439,014

TELECOMMUNICATION SERVICES - 0.4%
Telephone & Data Systems, Inc.	2,830	95,371
tw telecom, Inc. — Class A*	4,660	89,472

Total Telecommunication Services		184,843

Total Common Stocks (Cost $32,276,786)		37,241,288

WARRANT††,1 - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	510	87
Total Warrant (Cost $—)		87

	Face
	Amount

REPURCHASE AGREEMENTS††,1 - 27.5%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[2]	$7,511,938	7,511,938
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	4,453,938	4,453,938

	Face
	Amount	Value

Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	$1,651,745	$1,651,745
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	296,929	296,929

Total Repurchase Agreements (Cost $13,914,550)		13,914,550
Total Investments – 101.2% (Cost $46,191,336)		$51,155,925
Liabilities, Less Cash & Other Assets – (1.2)%		(586,238)

Total Net Assets – 100.0%		$50,569,687

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
June 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $888,840)	9	$145

	Units

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2011 S&P MidCap 400 Index Swap, Terminating 04/27/11[3] (Notional Value $33,415,831)	33,786	$784,872
Credit Suisse Capital, LLC April 2011 S&P MidCap 400 Index Swap, Terminating 04/28/11[3] (Notional Value $3,100,632)	3,135	60,020
Morgan Stanley Capital Services, Inc. April 2011 S&P MidCap 400 Index Swap, Terminating 04/26/11[3] (Notional Value $1,035,334)	1,047	19,815

(Total Notional Value $37,551,797)		$864,707

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

64 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

MID-CAP 1.5x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$37,241,375
Repurchase agreements, at value	13,914,550

Total investments	51,155,925
Segregated cash with broker	532,918
Unrealized appreciation on swap agreements	864,707
Receivable for swap settlement	233,416
Receivables:
Securities sold	308,897
Fund shares sold	120,022
Dividends	28,776
Interest	22

Total assets	53,244,683

Liabilities:
Payable for:
Variation margin	23,114
Securities purchased	162,662
Fund shares redeemed	2,378,574
Management fees	46,289
Custodian fees	1,440
Transfer agent/maintenance fees	12,858
Distribution and service fees	16,365
Portfolio accounting fees	5,143
Licensing fees	716
Other	27,835

Total liabilities	2,674,996

Net assets	$50,569,687

Net assets consist of:
Paid in capital	$59,729,754
Accumulated net investment loss	—
Accumulated net realized loss on investments	(14,989,508)
Net unrealized appreciation on investments	5,829,441

Net assets	$50,569,687

A-Class:
Net assets	$1,876,866
Capital shares outstanding	50,533
Net asset value per share	$37.14

Maximum offering price per share*	$38.99

C-Class:
Net assets	$6,045,352
Capital shares outstanding	176,461
Net asset value per share	$34.26

H-Class:
Net assets	$42,647,469
Capital shares outstanding	1,149,005
Net asset value per share	$37.12

Investments, at cost	$32,276,786
Repurchase agreements, at cost	13,914,550

Total cost	$46,191,336

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends	$261,552
Interest	18,087

Total investment income	279,639

Expenses:
Management fees	317,193
Transfer agent and administrative fees	88,109
Distribution and service fees:
A-Class	2,934
C-Class	47,851
H-Class	73,212
Portfolio accounting fees	35,243
Trustees’ fees**	3,148
Miscellaneous	65,903

Total expenses	633,593

Net investment loss	(353,954)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	687,929
Swap agreements	4,018,534
Futures contracts	(882,323)

Net realized gain	3,824,140

Net change in unrealized appreciation (depreciation) on:
Investments	1,698,987
Swap agreements	(292,960)
Futures contracts	(92,016)

Net change in unrealized appreciation (depreciation)	1,314,011

Net realized and unrealized gain	5,138,151

Net increase in net assets resulting from operations	$4,784,197

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 65

MID-CAP 1.5x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(353,954)	$(160,250)
Net realized gain on investments	3,824,140	3,461,477
Net change in unrealized appreciation (depreciation) on investments	1,314,011	5,812,914

Net increase in net assets resulting from operations	4,784,197	9,114,141

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	1,553,048	4,303,723
C-Class	16,167,502	12,820,669
H-Class	368,792,421	180,310,582
Cost of shares redeemed
A-Class	(1,666,271)	(4,338,121)
C-Class	(15,672,167)	(13,909,187)
H-Class	(359,850,110)	(166,937,942)

Net increase from capital share transactions	9,324,423	12,249,724

Net increase in net assets	14,108,620	21,363,865
Net assets:
Beginning of year	36,461,067	15,097,202

End of year	$50,569,687	$36,461,067

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	51,004	191,775
C-Class	563,073	710,630
H-Class	12,089,650	8,541,819
Shares redeemed
A-Class	(58,734)	(214,540)
C-Class	(549,462)	(784,596)
H-Class	(12,087,163)	(8,225,083)

Net increase in shares	8,368	220,005

66 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

MID-CAP 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$26.89	$13.33	$32.39	$41.56	$40.14

Income (loss) from investment operations:
Net investment income (loss)[a]	(.26)	(.16)	—[b]	.23	.05
Net gain (loss) on investments (realized and unrealized)	10.51	13.72	(17.74)	(7.46)	2.74

Total from investment operations	10.25	13.56	(17.74)	(7.23)	2.79

Less distributions from:
Net investment income	—	—	—	(.26)	—
Net realized gains	—	—	(1.32)	(1.68)	(1.37)

Total distributions	—	—	(1.32)	(1.94)	(1.37)

Net asset value, end of period	$37.14	$26.89	$13.33	$32.39	$41.56

Total Return[c]	38.12%	101.73%	(54.70%)	(18.29%)	7.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,877	$1,567	$1,080	$1,571	$2,806

Ratios to average net assets:
Net investment income (loss)	(0.88%)	(0.79%)	0.01%	0.57%	0.13%
Total expenses	1.70%	1.69%	1.68%	1.67%	1.67%

Portfolio turnover rate	211%	219%	204%	226%	296%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$24.98	$12.47	$30.73	$39.82	$38.81

Income (loss) from investment operations:
Net investment loss[a]	(.43)	(.27)	(.17)	(.08)	(.23)
Net gain (loss) on investments (realized and unrealized)	9.71	12.78	(16.77)	(7.07)	2.61

Total from investment operations	9.28	12.51	(16.94)	(7.15)	2.38

Less distributions from:
Net investment income	—	—	—	(.26)	—
Net realized gains	—	—	(1.32)	(1.68)	(1.37)

Total distributions	—	—	(1.32)	(1.94)	(1.37)

Net asset value, end of period	$34.26	$24.98	$12.47	$30.73	$39.82

Total Return[c]	37.15%	100.32%	(55.06%)	(18.90%)	6.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,045	$4,069	$2,954	$8,388	$17,112

Ratios to average net assets:
Net investment loss	(1.59%)	(1.43%)	(0.72%)	(0.20%)	(0.62%)
Total expenses	2.44%	2.44%	2.43%	2.42%	2.41%

Portfolio turnover rate	211%	219%	204%	226%	296%

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 67

MID-CAP 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$26.89	$13.33	$32.40	$41.58	$40.17

Income (loss) from investment operations:
Net investment income (loss)[a]	(.28)	(.15)	.01	.25	.06
Net gain (loss) on investments (realized and unrealized)	10.51	13.71	(17.76)	(7.49)	2.72

Total from investment operations	10.23	13.56	(17.75)	(7.24)	2.78

Less distributions from:
Net investment income	—	—	—	(.26)	—
Net realized gains	—	—	(1.32)	(1.68)	(1.37)

Total distributions	—	—	(1.32)	(1.94)	(1.37)

Net asset value, end of period	$37.12	$26.89	$13.33	$32.40	$41.58

Total Return[c]	38.04%	101.73%	(54.71%)	(18.31%)	7.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,647	$30,825	$11,063	$11,763	$24,918

Ratios to average net assets:
Net investment income (loss)	(0.91%)	(0.73%)	0.06%	0.61%	0.16%
Total expenses	1.70%	1.68%	1.68%	1.67%	1.67%

Portfolio turnover rate	211%	219%	204%	226%	296%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Less than $0.01 per share.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

68 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 69

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011

INVERSE MID-CAP STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: February 20, 2004
For the year ended March 31, 2011, Inverse Mid-Cap Strategy Fund H-Class returned -25.56%. Over the year, its benchmark, the S&P MidCap 400 Index turned in a 26.95% return. Inverse Mid-Cap Strategy Fund achieved a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.
Information Technology (5.86%), Industrials (5.23%) and Consumer Discretionary (3.41%) provided the most performance to the index during the year. Telecommunication Services (0.10%) and Consumer Staples (1.18%) were the smallest contributors to performance.
F5 Networks, Inc., Netflix, Inc. and Chipotle Mexican Grill, Inc. — Class A were among the stocks which provided the most performance to the index during the year. Cree, Inc., Strayer Education, Inc. and ITT Educational Services, Inc. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.
70 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

				A-Class				C-Class
				(03/31/04)				(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

IINVERSE MID-CAP STRATEGY FUND	-25.54%	-29.06%	-9.51%	-10.38%	-10.33%	-10.95%	-26.09%	-26.82%	-10.20%	-11.12%
S&P MIDCAP 400 INDEX	26.95%	26.95%	6.07%	6.07%	8.79%	8.79%	26.95%	26.95%	6.07%	8.84%

		H-Class
		(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

INVERSE MID-CAP STRATEGY FUND	-25.56%	-9.53%	-10.44%
S&P MIDCAP 400 INDEX	26.95%	6.07%	8.84%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P MidCap 400 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS	March 31, 2011
INVERSE MID-CAP STRATEGY FUND

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 97.5%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$1,050,575	$1,050,575
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[2]	879,037	879,037
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	389,606	389,606
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	70,038	70,038

Total Repurchase Agreements (Cost $2,389,256)		2,389,256

Total Investments — 97.5% (Cost $2,389,256)		$2,389,256

Cash & Other Assets, Less Liabilities — 2.5%		60,791

Total Net Assets — 100.0%		$2,450,047

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT††
June 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $197,520)	2	$(107)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. April 2011 S&P MidCap 400 Index Swap, Terminating 04/26/11[3] (Notional Value $195,418)	198	$(3,751)
Goldman Sachs International April 2011 S&P MidCap 400 Index Swap, Terminating 04/27/11[3] (Notional Value $650,049)	657	(15,375)
Credit Suisse Capital, LLC April 2011 S&P MidCap 400 Index Swap, Terminating 04/28/11[3] (Notional Value $1,393,110)	1,409	(26,678)

(Total Notional Value $2,238,577)		$(45,804)

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

72 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE MID-CAP STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Repurchase agreements, at value	$2,389,256

Total investments	2,389,256
Segregated cash with broker	125,416
Receivables:
Variation margin	1,291
Fund shares sold	549
Interest	4

Total assets	2,516,516

Liabilities:
Unrealized depreciation on swap agreements	45,804
Payable for:
Swap settlement	13,039
Fund shares redeemed	201
Management fees	2,714
Custodian fees	85
Transfer agent/maintenance fees	754
Distribution and service fees	976
Portfolio accounting fees	302
Licensing fees	41
Other	2,553

Total liabilities	66,469

Net assets	$2,450,047

Net assets consist of:
Paid in capital	$15,724,409
Accumulated net investment loss	—
Accumulated net realized loss on investments	(13,228,451)
Net unrealized depreciation on investments	(45,911)

Net assets	$2,450,047

A-Class:
Net assets	$268,087
Capital shares outstanding	13,154
Net asset value per share	$20.38

Maximum offering price per share*	$21.40

C-Class:
Net assets	$337,238
Capital shares outstanding	17,527
Net asset value per share	$19.24

H-Class:
Net assets	$1,844,722
Capital shares outstanding	90,599
Net asset value per share	$20.36

Repurchase agreements, at cost	2,389,256

Total cost	$2,389,256

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Interest	$6,550

Total investment income	6,550

Expenses:
Management fees	37,641
Transfer agent and administrative fees	10,456
Distribution and service fees:
A-Class	1,109
C-Class	4,501
H-Class	8,221
Portfolio accounting fees	4,182
Trustees’ fees**	494
Miscellaneous	7,515

Total expenses	74,119

Net investment loss	(67,569)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	164
Swap agreements	(889,945)
Futures contracts	(518,489)

Net realized loss	(1,408,270)

Net change in unrealized appreciation (depreciation) on:
Swap agreements	124,782
Futures contracts	(603)

Net change in unrealized appreciation (depreciation)	124,179

Net realized and unrealized loss	(1,284,091)

Net decrease in net assets resulting from operations	$(1,351,660)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX| SGI SERIES FUNDS ANNUAL REPORT | 73

INVERSE MID-CAP STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(67,569)	$(84,936)
Net realized loss on investments	(1,408,270)	(4,520,733)
Net change in unrealized appreciation (depreciation) on investments	124,179	163,417

Net decrease in net assets resulting from operations	(1,351,660)	(4,442,252)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	686,044	3,321,246
C-Class	1,570,414	3,242,403
H-Class	41,475,130	56,497,756
Cost of shares redeemed
A-Class	(1,036,384)	(2,621,482)
C-Class	(1,354,262)	(3,059,874)
H-Class	(41,431,048)	(57,174,748)

Net increase (decrease) from capital share transactions	(90,106)	205,301

Net decrease in net assets	(1,441,766)	(4,236,951)
Net assets:
Beginning of year	3,891,813	8,128,764

End of year	$2,450,047	$3,891,813

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	25,274	96,465
C-Class	61,434	94,397
H-Class	1,626,446	1,600,220
Shares redeemed
A-Class	(38,915)	(79,043)
C-Class	(54,193)	(91,190)
H-Class	(1,641,534)	(1,646,993)

Net decrease in shares	(21,488)	(26,144)

74 | THE RYDEX| SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE MID-CAP STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.37	$48.21	$37.07	$33.78	$37.03

Income (loss) from investment operations:
Net investment income (loss)[a]	(.39)	(.52)	(.22)	.81	1.35
Net gain (loss) on investments (realized and unrealized)	(6.60)	(20.32)	11.40	3.11	(1.81)

Total from investment operations	(6.99)	(20.84)	11.18	3.92	(.46)

Less distributions from:
Net investment income	—	—	(.04)	(.63)	(2.79)

Total distributions	—	—	(.04)	(.63)	(2.79)

Net asset value, end of period	$20.38	$27.37	$48.21	$37.07	$33.78

Total Return[b]	(25.54%)	(43.23%)	30.14%	11.83%	(1.35%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$268	$733	$452	$906	$477

Ratios to average net assets:
Net investment income (loss)	(1.54%)	(1.56%)	(0.55%)	2.35%	3.52%
Total expenses	1.69%	1.69%	1.68%	1.66%	1.65%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$26.03	$46.24	$35.82	$32.89	$36.43

Income (loss) from investment operations:
Net investment income (loss)[a]	(.55)	(.75)	(.41)	.60	1.05
Net gain (loss) on investments (realized and unrealized)	(6.24)	(19.46)	10.87	2.96	(1.80)

Total from investment operations	(6.79)	(20.21)	10.46	3.56	(.75)

Less distributions from:
Net investment income	—	—	(.04)	(.63)	(2.79)

Total distributions	—	—	(.04)	(.63)	(2.79)

Net asset value, end of period	$19.24	$26.03	$46.24	$35.82	$32.89

Total Return[b]	(26.09%)	(43.71%)	29.18%	11.05%	(2.19%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$337	$268	$327	$1,478	$801

Ratios to average net assets:
Net investment income (loss)	(2.29%)	(2.30%)	(1.07%)	1.83%	2.81%
Total expenses	2.44%	2.43%	2.43%	2.41%	2.40%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	THE RYDEX| SGI SERIES FUNDS ANNUAL REPORT | 75

INVERSE MID-CAP STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.35	$48.21	$37.07	$33.78	$37.04

Income (loss) from investment operations:
Net investment income (loss)[a]	(.40)	(.55)	(.27)	.78	1.35
Net gain (loss) on investments (realized and unrealized)	(6.59)	(20.31)	11.45	3.14	(1.82)

Total from investment operations	(6.99)	(20.86)	11.18	3.92	(.47)

Less distributions from:
Net investment income	—	—	(.04)	(.63)	(2.79)

Total distributions	—	—	(.04)	(.63)	(2.79)

Net asset value, end of period	$20.36	$27.35	$48.21	$37.07	$33.78

Total Return[b]	(25.56%)	(43.27%)	30.14%	11.83%	(1.38%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,845	$2,891	$7,350	$46,630	$15,531
Ratios to average net assets:
Net investment income (loss)	(1.53%)	(1.55%)	(0.62%)	2.26%	3.51%
Total expenses	1.69%	1.68%	1.70%	1.65%	1.66%

Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

76 | THE RYDEX| SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX| SGI SERIES FUNDS ANNUAL REPORT | 77

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
RUSSELL 2000® 1.5x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the Russell 2000 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: November 1, 2000
For the one-year period ended March 31, 2011, Russell 2000® 1.5x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index. Russell 2000® 1.5x Strategy Fund H-Class returned 36.02%, while the Russell 2000 Index returned 25.80% over the same period.
The biggest performance contributors to the index during the period were Information Technology (7.78%), Industrials (4.49%) and Energy (3.21%). Telecommunication Services (0.29%), Consumer Staples (0.55%) and Utilities (0.69%) provided the least performance to the index during the year.
Riverbed Technology, Inc., VeriFone Systems, Inc. and TIBCO Software, Inc. were among the stocks which provided the most performance to the index during the year. Corinthian Colleges, Inc., Human Genome Sciences, Inc. and TiVo, Inc. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

Ten Largest Holdings
(% of Total Net Assets)
Riverbed Technology, Inc.	0.1%
VeriFone Systems, Inc.	0.1%
TIBCO Software, Inc.	0.1%
Brigham Exploration Co.	0.1%
Rackspace Hosting, Inc.	0.1%
Nordson Corp.	0.1%
Sotheby’s	0.1%
American Capital Ltd.	0.1%
AMERIGROUP Corp.	0.1%
Deckers Outdoor Corp.	0.1%

Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
78 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class						C-Class
	(03/31/04)						(01/23/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

RUSSELL 2000® 1.5x STRATEGY FUND	36.17%	29.70%	-0.85%	-1.81%	4.62%	3.90%	35.11%	34.11%	-1.62%	5.26%
RUSSELL 2000 INDEX	25.80%	25.80%	3.36%	3.36%	6.63%	6.63%	25.80%	25.80%	3.36%	7.91%

	H-Class
	(11/01/00)
	ONE	FIVE	TEN
	YEAR	YEAR	YEAR

RUSSELL 2000® 1.5x STRATEGY FUND	36.02%	-0.89%	6.05%
RUSSELL 2000 INDEX	25.80%	3.36%	7.91%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS	March 31, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 9.0%

FINANCIALS - 1.8%
American Capital Ltd.*	1,069	$10,583
Stifel Financial Corp.*	113	8,112
Highwoods Properties, Inc.	226	7,912
BioMed Realty Trust, Inc.	409	7,779
CBL & Associates Properties, Inc.	434	7,560
Signature Bank *	133	7,501
SVB Financial Group*	129	7,344
Apollo Investment Corp.	599	7,224
MFA Financial, Inc.	870	7,134
Home Properties, Inc.	117	6,897
National Retail Properties, Inc.	263	6,872
Tanger Factory Outlet Centers	260	6,822
Alterra Capital Holdings Ltd.	300	6,702
American Campus Communities, Inc.	201	6,633
Omega Healthcare Investors, Inc.	293	6,546
Kilroy Realty Corp.	168	6,523
Entertainment Properties Trust	139	6,508
ProAssurance Corp.*	100	6,337
Mid-America Apartment Communities, Inc.	96	6,163
Post Properties, Inc.	155	6,084
LaSalle Hotel Properties	225	6,075
Washington Real Estate Investment Trust	189	5,876
Prosperity Bancshares, Inc.	136	5,817
Extra Space Storage, Inc.	276	5,716
FirstMerit Corp.	328	5,596
MGIC Investment Corp.*	628	5,583
DiamondRock Hospitality Co.	485	5,417
First American Financial Corp.	326	5,379
CNO Financial Group, Inc.*	698	5,242
Iberiabank Corp.	82	4,931
NewAlliance Bancshares, Inc.	332	4,927
Platinum Underwriters Holdings Ltd.	129	4,914
Equity Lifestyle Properties, Inc.	83	4,785
Potlatch Corp.	119	4,784
Colonial Properties Trust	243	4,678
American Capital Agency Corp.	160	4,662
Delphi Financial Group, Inc. — Class A	150	4,606
Trustmark Corp.	196	4,590
Westamerica Bancorporation	86	4,418
Ezcorp, Inc. — Class A*	139	4,363
Healthcare Realty Trust, Inc.	192	4,358
Webster Financial Corp.	200	4,286
Northwest Bancshares, Inc.	341	4,276
Portfolio Recovery Associates, Inc.*	50	4,256
Cash America International, Inc.	90	4,145
Umpqua Holdings Corp.	362	4,141
Medical Properties Trust, Inc.	356	4,119
Cathay General Bancorp	240	4,092
Whitney Holding Corp.	300	4,086
Knight Capital Group, Inc. — Class A*	296	3,966
Hatteras Financial Corp.	140	3,937
Montpelier Re Holdings Ltd.	222	3,923
Astoria Financial Corp.	270	3,880
FNB Corp.	364	3,837
National Health Investors, Inc.	80	3,834
PHH Corp.*	173	3,766
Susquehanna Bancshares, Inc.	400	3,740
UMB Financial Corp.	100	3,736
Redwood Trust, Inc.	240	3,732
Wintrust Financial Corp.	101	3,712
DCT Industrial Trust, Inc.	666	3,696
Alexander’s, Inc.	9	3,663
Sovran Self Storage, Inc.	90	3,559
EastGroup Properties, Inc.	79	3,474
RLI Corp.	60	3,459
Glacier Bancorp, Inc.	226	3,401
PS Business Parks, Inc.	58	3,361
Starwood Property Trust, Inc.	150	3,345
First Financial Bankshares, Inc.	65	3,339
First Cash Financial Services, Inc.*	86	3,320
DuPont Fabros Technology, Inc.	135	3,274
MB Financial, Inc.	156	3,270
World Acceptance Corp.*	50	3,260
Argo Group International Holdings Ltd.	98	3,238
Sunstone Hotel Investors, Inc.*	314	3,200
United Bankshares, Inc.	120	3,182
Tower Group, Inc.	130	3,124
U-Store-It Trust	296	3,114
Old National Bancorp	286	3,066
National Penn Bancshares, Inc.	394	3,050
International Bancshares Corp.	165	3,026
First Financial Bancorp	180	3,004
Prospect Capital Corp.	245	2,991
KBW, Inc.	113	2,959
Franklin Street Properties Corp.	210	2,955
Texas Capital Bancshares, Inc.*	112	2,911
Selective Insurance Group, Inc.	168	2,906
Strategic Hotels & Resorts, Inc.*	446	2,877
Capstead Mortgage Corp.	223	2,850
Hancock Holding Co.	86	2,824
Radian Group, Inc.	413	2,813
Provident Financial Services, Inc.	190	2,812
Lexington Realty Trust	300	2,805
iStar Financial, Inc.*	296	2,717
First Midwest Bancorp, Inc.	230	2,712
MF Global Holdings Ltd.*	327	2,708
Employers Holdings, Inc.	130	2,686
CVB Financial Corp.	284	2,644
Anworth Mortgage Asset Corp.	372	2,637

80 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Invesco Mortgage Capital, Inc.	120	$2,622
Pebblebrook Hotel Trust	118	2,614
Greenlight Capital Re Ltd.— Class A*	92	2,595
Ocwen Financial Corp.*	234	2,579
Infinity Property & Casualty Corp.	43	2,558
Hersha Hospitality Trust — Class A	423	2,513
Community Bank System, Inc.	103	2,500
Investment Technology Group, Inc.*	136	2,474
PrivateBancorp, Inc. — Class A	160	2,446
Glimcher Realty Trust	263	2,433
Government Properties Income Trust	90	2,417
NBT Bancorp, Inc.	106	2,416
Sterling Bancshares, Inc.	280	2,411
Park National Corp.	36	2,406
Pennsylvania Real Estate Investment Trust	168	2,397
LTC Properties, Inc.	84	2,381
optionsXpress Holdings, Inc.	130	2,380
Cousins Properties, Inc.	285	2,380
Dollar Financial Corp.*	114	2,366
American Equity Investment Life Holding Co.	180	2,362
First Industrial Realty Trust, Inc.*	198	2,354
Sun Communities, Inc.	65	2,317
PacWest Bancorp	105	2,284
Inland Real Estate Corp.	236	2,251
First Commonwealth Financial Corp.	328	2,247
Columbia Banking System, Inc.	117	2,243
Fifth Street Finance Corp.	168	2,243
MarketAxess Holdings, Inc.	92	2,226
Navigators Group, Inc.*	43	2,215
BlackRock Kelso Capital Corp.	217	2,198
Acadia Realty Trust	116	2,195
Pico Holdings, Inc.*	73	2,194
Forestar Group, Inc.*	115	2,187
Investors Real Estate Trust	230	2,185
Investors Bancorp, Inc.*	146	2,174
Piper Jaffray Companies, Inc.*	52	2,154
Oritani Financial Corp.	166	2,105
Associated Estates Realty Corp.	131	2,080
Equity One, Inc.	108	2,027
Horace Mann Educators Corp.	120	2,016
Brookline Bancorp, Inc.	185	1,948
Bank of the Ozarks, Inc.	44	1,923
National Financial Partners Corp.*	130	1,917
First Potomac Realty Trust	119	1,874
City Holding Co.	53	1,874
Independent Bank Corp.	69	1,864
FelCor Lodging Trust, Inc.*	299	1,833
S&T Bancorp, Inc.	84	1,812
Oriental Financial Group, Inc.	144	1,807
Primerica, Inc.	70	1,786
Meadowbrook Insurance Group,Inc.	172	1,780
Evercore Partners, Inc. — Class A	51	1,749
Nelnet, Inc. — Class A	80	1,746
BGC Partners, Inc. — Class A	185	1,719
Credit Acceptance Corp.*	24	1,703
Enstar Group Ltd.*	17	1,698
Getty Realty Corp.	73	1,670
Boston Private Financial Holdings, Inc.	236	1,669
Safety Insurance Group, Inc.	36	1,660
Pinnacle Financial Partners, Inc.*	100	1,654
Western Alliance Bancorporation*	200	1,644
Internet Capital Group, Inc.*	115	1,633
Tejon Ranch Co.*	44	1,617
Cohen & Steers, Inc.	54	1,603
Chemical Financial Corp.	80	1,594
MCG Capital Corp.	245	1,593
Universal Health Realty Income Trust	39	1,581
Banco Latinoamericano de Comercio Exterior S.A. — Class E	90	1,571
Ramco-Gershenson Properties Trust	124	1,554
Home Bancshares, Inc.	68	1,547
United Fire & Casualty Co.	75	1,516
Harleysville Group, Inc.	45	1,491
Flushing Financial Corp.	100	1,490
Ashford Hospitality Trust, Inc.	135	1,488
Artio Global Investors, Inc.— Class A	92	1,487
Compass Diversified Holdings	99	1,459
WesBanco, Inc.	70	1,450
Education Realty Trust, Inc.	180	1,445
Retail Opportunity Investments Corp.	132	1,444
Sabra Healthcare REIT, Inc.	82	1,444
Trustco Bank Corp.	242	1,435
Flagstone Reinsurance Holdings S.A.	157	1,415
Virtus Investment Partners, Inc.*	24	1,414
Simmons First National Corp.— Class A	51	1,382
Renasant Corp.	81	1,375
AMERISAFE, Inc.*	62	1,371
Cypress Sharpridge Investments, Inc.	108	1,369
Urstadt Biddle Properties, Inc.— Class A	71	1,350
Danvers Bancorp, Inc.	62	1,328
Walter Investment Management Corp.	81	1,307
Amtrust Financial Services, Inc.	68	1,297
Duff & Phelps Corp. — Class A	81	1,294
Sandy Spring Bancorp, Inc.	70	1,292

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Capital Southwest Corp.	14	$1,281
PennantPark Investment Corp.	106	1,264
Provident New York Bancorp	120	1,238
SCBT Financial Corp.	37	1,231
NorthStar Realty Finance Corp.	230	1,231
FBL Financial Group, Inc. — Class A	40	1,229
CNA Surety Corp.*	48	1,212
Dime Community Bancshares, Inc.	82	1,210
Hilltop Holdings, Inc.*	119	1,195
PMI Group, Inc.*	442	1,193
Lakeland Financial Corp.	52	1,179
WSFS Financial Corp.	25	1,178
TowneBank	75	1,174
Hercules Technology Growth Capital, Inc.	106	1,166
Nara Bancorp, Inc.*	120	1,154
Safeguard Scientifics, Inc.*	56	1,140
Parkway Properties, Inc.	67	1,139
Newcastle Investment Corp.*	187	1,129
Maiden Holdings Ltd.	150	1,123
Citizens Republic Bancorp, Inc.*	1,239	1,103
Financial Engines, Inc.*	40	1,102
1st Source Corp.	55	1,102
MVC Capital, Inc.	80	1,098
Community Trust Bancorp, Inc.	39	1,079
Oppenheimer Holdings, Inc. — Class A	32	1,072
GFI Group, Inc.	212	1,064
FPIC Insurance Group, Inc.*	27	1,023
Encore Capital Group, Inc.*	43	1,019
Cedar Shopping Centers, Inc.	167	1,007
SY Bancorp, Inc.	40	1,006
West Coast Bancorp*	290	1,006
Westwood Holdings Group, Inc.	25	1,006
Cardinal Financial Corp.	86	1,003
First Financial Corp.	30	997
Phoenix Companies, Inc.*	366	996
Calamos Asset Management, Inc. — Class A	60	995
StellarOne Corp.	70	994
Hudson Valley Holding Corp.	45	990
CapLease, Inc.	180	986
Southside Bancshares, Inc.	46	984
eHealth, Inc.*	74	984
NewStar Financial, Inc.*	90	983
Colony Financial, Inc.	52	979
National Western Life Insurance Co. — Class A	6	973
Chesapeake Lodging Trust	55	958
Beneficial Mutual Bancorp, Inc.*	111	957
Triangle Capital Corp.	52	939
Kite Realty Group Trust	174	924
PennyMac Mortgage Investment Trust	50	920
International. FCStone, Inc.*	36	915
TradeStation Group, Inc.*	130	913
HFF, Inc. — Class A*	60	902
Washington Trust Bancorp, Inc.	38	902
Advance America Cash Advance Centers, Inc.	170	901
Resource Capital Corp.	136	896
Univest Corporation of Pennsylvania	50	886
Main Street Capital Corp.	48	886
Southwest Bancorp, Inc.	61	866
TICC Capital Corp.	79	859
Global Indemnity plc — Class A*	39	857
Northfield Bancorp, Inc.	62	856
Saul Centers, Inc.	19	846
Two Harbors Investment Corp.	80	838
Berkshire Hills Bancorp, Inc.	40	834
Tompkins Financial Corp.	20	831
United Financial Bancorp, Inc.	50	826
Westfield Financial, Inc.	91	824
Gladstone Capital Corp.	72	814
Sterling Bancorp — Class N	81	811
Winthrop Realty Trust	66	809
Center Financial Corp.*	110	807
Citizens, Inc.*	110	803
Territorial Bancorp, Inc.	40	797
Abington Bancorp, Inc.	65	795
First Busey Corp.	156	792
Cogdell Spencer, Inc.	133	790
GAMCO Investors, Inc. — Class A	17	788
Apollo Commercial Real Estate Finance, Inc.	48	785
Consolidated-Tomoka Land Co.	24	778
OceanFirst Financial Corp.	55	767
Arrow Financial Corp.	31	767
Heartland Financial USA, Inc.	44	748
Enterprise Financial Services Corp.	53	746
RAIT Financial Trust	299	736
American Safety Insurance Holdings Ltd.*	34	729
Citizens & Northern Corp.	43	723
SeaBright Holdings, Inc.	70	717
Baldwin & Lyons, Inc. — Class B	30	703
Eagle Bancorp, Inc.*	50	702
CoBiz Financial, Inc.	101	702
Trico Bancshares	43	701
First Community Bancshares, Inc.	49	695
Camden National Corp.	20	685
Bancfirst Corp.	16	683
Ameris Bancorp	67	681
United Community Banks, Inc.*	287	680
Union First Market Bankshares Corp.	60	675
Monmouth Real Estate Investment Corp. — Class A	82	673
Bancorp, Inc.*	72	665
Washington Banking Co.	47	663
State Auto Financial Corp.	36	656

82 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

First Merchants Corp.	79	$653
MainSource Financial Group, Inc.	65	651
First Bancorp	49	650
NGP Capital Resources Co.	67	646
Republic Bancorp, Inc. — Class A	33	643
Epoch Holding Corp.	40	631
Ames National Corp.	33	630
Suffolk Bancorp	30	629
Bryn Mawr Bank Corp.	30	617
Dynex Capital, Inc.	61	614
Arlington Asset Investment Corp. — Class A	20	609
Kennedy-Wilson Holdings, Inc.*	56	608
Lakeland Bancorp, Inc.	58	602
Pacific Continental Corp.	59	601
Bank of Marin Bancorp	16	597
CNB Financial Corp.	41	595
ViewPoint Financial Group	45	585
Penns Woods Bancorp, Inc.	15	584
Agree Realty Corp.	26	584
Presidential Life Corp.	61	581
Bank Mutual Corp.	136	575
Farmer Mac — Class C	30	573
OmniAmerican Bancorp, Inc.*	36	570
Centerstate Banks, Inc.	80	560
Diamond Hill Investment Group, Inc.	7	560
FBR Capital Markets Corp.*	156	558
Great Southern Bancorp, Inc.	26	558
First Financial Holdings, Inc.	49	554
Avatar Holdings, Inc.*	28	554
BankFinancial Corp.	60	551
SWS Group, Inc.	90	546
Stewart Information Services Corp.	52	545
Harris & Harris Group, Inc.*	101	543
Gladstone Investment Corp.	70	543
Excel Trust, Inc.	46	542
Home Federal Bancorp, Inc.	46	542
MPG Office Trust, Inc.*	146	542
ESSA Bancorp, Inc.	40	528
Financial Institutions, Inc.	30	525
State Bancorp, Inc.	50	520
German American Bancorp, Inc.	30	516
1st United Bancorp, Inc.*	73	512
Capital City Bank Group, Inc.	40	507
Orrstown Financial Services, Inc.	18	504
First Interstate Bancsystem, Inc. — Class A	37	503
Sierra Bancorp	45	503
ESB Financial Corp.	34	502
Solar Capital Ltd.	21	501
National Bankshares, Inc.	17	491
National Interstate Corp.	23	480
Gladstone Commercial Corp.	26	474
First of Long Island Corp.	17	472
LaBranche & Company, Inc.*	120	472
Rockville Financial, Inc.*	45	469
Tower Bancorp, Inc.	21	468
Peapack Gladstone Financial Corp.	35	464
Kearny Financial Corp.	46	461
JMP Group, Inc.	53	456
One Liberty Properties, Inc.	30	452
Sanders Morris Harris Group, Inc.	56	449
Terreno Realty Corp.	26	448
CreXus Investment Corp.	39	445
Cowen Group, Inc. — Class A*	111	445
Metro Bancorp, Inc.*	36	445
First Bancorp, Inc.	29	442
Bancorp Rhode Island, Inc.	14	432
Bridge Bancorp, Inc.	19	425
Chatham Lodging Trust	26	423
Medallion Financial Corp.	48	422
Meridian Interstate Bancorp, Inc.*	30	422
Gleacher & Company, Inc.*	242	421
Penson Worldwide, Inc.*	62	416
Kansas City Life Insurance Co.	13	416
THL Credit, Inc.	30	410
Donegal Group, Inc. — Class A	30	401
Hanmi Financial Corp.*	320	397
Virginia Commerce Bancorp, Inc.*	69	396
Mission West Properties, Inc.	60	394
Heritage Financial Corp.*	27	383
First Marblehead Corp.*	173	381
Clifton Savings Bancorp, Inc.	32	380
West Bancorporation, Inc.	47	375
Alliance Financial Corp.	11	367
Peoples Bancorp, Inc.	30	361
American National Bankshares, Inc.	16	360
Thomas Properties Group, Inc.*	106	355
Crawford & Co. — Class B	71	338
Roma Financial Corp.	30	332
Ladenburg Thalmann Financial Services, Inc.*	286	329
UMH Properties, Inc.	33	328
Marlin Business Services Corp.*	26	321
Taylor Capital Group, Inc.*	30	315
Hallmark Financial Services*	37	310
Wilshire Bancorp, Inc.	60	294
Home Bancorp, Inc.*	19	291
Merchants Bancshares, Inc.	10	265
Fox Chase Bancorp, Inc.	19	264
BofI Holding, Inc.*	17	264
Asset Acceptance Capital Corp.*	49	263
CompuCredit Holdings Corp.*	40	263
First BanCorp*	52	260
Asta Funding, Inc.	30	257
Universal Insurance Holdings, Inc.	47	255
Primus Guaranty Ltd.*	50	254
Golub Capital BDC, Inc.	16	252
MidWestOne Financial Group, Inc.	17	252
Midsouth Bancorp, Inc.	17	246

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Encore Bancshares, Inc.*	20	$243
Flagstar Bancorp, Inc.*	154	231
NASB Financial, Inc.	13	210
Life Partners Holdings, Inc.	25	201
EMC Insurance Group, Inc.	8	199
Kaiser Federal Financial Group, Inc.	16	197
Century Bancorp, Inc. — Class A	6	161
California First National Bancorp	10	153
Pzena Investment Management, Inc. — Class A	20	141
First South Bancorp, Inc.	26	130
Green Bankshares, Inc.*	40	112
Rodman & Renshaw Capital Group, Inc.*	46	94
Porter Bancorp, Inc.	11	87
Heritage Financial Group, Inc.	6	76
Waterstone Financial, Inc.*	24	74
Doral Financial Corp.*	60	66

Total Financials		768,224

INFORMATION TECHNOLOGY - 1.7%
Riverbed Technology, Inc.*	392	14,759
VeriFone Systems, Inc.*	267	14,672
TIBCO Software, Inc.*	522	14,224
Rackspace Hosting, Inc.*	298	12,769
Acme Packet, Inc.*	140	9,934
Ariba, Inc.*	278	9,491
Jack Henry & Associates, Inc.	272	9,218
Netlogic Microsystems, Inc.*	196	8,236
Parametric Technology Corp.*	366	8,231
Aruba Networks, Inc.*	240	8,122
ADTRAN, Inc.	188	7,982
SuccessFactors, Inc.*	204	7,974
Concur Technologies, Inc.*	126	6,987
InterDigital, Inc.	140	6,679
Veeco Instruments, Inc.*	128	6,508
Anixter International, Inc.	90	6,290
GSI Commerce, Inc.*	214	6,264
Wright Express Corp.*	120	6,221
Cavium Networks, Inc.*	138	6,200
TriQuint Semiconductor, Inc.*	480	6,197
Fortinet, Inc.*	132	5,808
Omnivision Technologies, Inc.*	160	5,685
Finisar Corp.*	230	5,658
Progress Software Corp.*	193	5,614
CACI International, Inc. — Class A*	90	5,519
Microsemi Corp.*	266	5,509
Plantronics, Inc.	149	5,456
RF Micro Devices, Inc.*	833	5,340
OpenTable, Inc.*	50	5,317
MKS Instruments, Inc.	159	5,295
Lawson Software, Inc.*	428	5,179
Hittite Microwave Corp.*	81	5,165
CommVault Systems, Inc.*	128	5,105
Cymer, Inc.*	90	5,092
Arris Group, Inc.*	396	5,045
Coherent, Inc.*	85	4,939
Quest Software, Inc.*	190	4,824
Semtech Corp.*	192	4,804
Mentor Graphics Corp.*	328	4,799
Universal Display Corp.*	86	4,733
Ultimate Software Group, Inc.*	80	4,700
Plexus Corp.*	133	4,663
SAVVIS, Inc.*	125	4,636
Digital River, Inc.*	121	4,529
Cirrus Logic, Inc.*	215	4,521
TTM Technologies, Inc.*	248	4,504
IPG Photonics Corp.*	77	4,441
Taleo Corp. — Class A*	122	4,349
MAXIMUS, Inc.	52	4,221
Littelfuse, Inc.	73	4,168
Fair Isaac Corp.	130	4,109
Unisys Corp.*	130	4,059
j2 Global Communications, Inc.*	137	4,043
MicroStrategy, Inc. — Class A*	30	4,034
FEI Co.*	119	4,013
Viasat, Inc.*	100	3,984
Blackboard, Inc.*	109	3,950
JDA Software Group, Inc.*	130	3,934
Benchmark Electronics, Inc.*	202	3,832
Blackbaud, Inc.	140	3,814
Diodes, Inc.*	110	3,747
Sapient Corp.*	326	3,733
Rofin-Sinar Technologies, Inc.*	94	3,713
SRA International, Inc. — Class A*	130	3,687
Integrated Device Technology, Inc.*	500	3,685
ValueClick, Inc.*	252	3,644
ACI Worldwide, Inc.*	110	3,608
Netgear, Inc.*	111	3,601
Entegris, Inc.*	409	3,587
Blue Coat Systems, Inc.*	126	3,548
Cabot Microelectronics Corp.*	66	3,449
Take-Two Interactive Software, Inc.*	220	3,381
Cognex Corp.	119	3,362
Terremark Worldwide, Inc.*	176	3,344
TiVo, Inc.*	358	3,136
Constant Contact, Inc.*	88	3,071
Power Integrations, Inc.	80	3,066
Acxiom Corp.*	213	3,057
Websense, Inc.*	133	3,055
Tessera Technologies, Inc.*	163	2,976
Synaptics, Inc.*	110	2,972
Scansource, Inc.*	77	2,925
Euronet Worldwide, Inc.*	150	2,900
L-1 Identity Solutions, Inc. — Class1*	246	2,898
DealerTrack Holdings, Inc.*	126	2,893
Stratasys, Inc.*	61	2,867

84 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Aspen Technology, Inc.*	190	$2,848
Brooks Automation, Inc.*	206	2,828
Sanmina-SCI Corp.*	250	2,803
Mantech International Corp. — Class A*	66	2,798
Harmonic, Inc.*	298	2,795
Advent Software, Inc.*	96	2,752
Netscout Systems, Inc.*	100	2,732
Checkpoint Systems, Inc.*	120	2,698
Emulex Corp.*	252	2,689
DG FastChannel, Inc.*	83	2,674
Earthlink, Inc.	338	2,647
Bottomline Technologies, Inc.*	105	2,640
STEC, Inc.*	126	2,531
Sourcefire, Inc.*	92	2,531
SolarWinds, Inc.*	106	2,487
Sonus Networks, Inc.*	652	2,452
SYNNEX Corp.*	74	2,422
Brightpoint, Inc.*	222	2,406
Insight Enterprises, Inc.*	140	2,384
Manhattan Associates, Inc.*	72	2,356
Comtech Telecommunications Corp.	86	2,337
Loral Space & Communications, Inc.*	30	2,326
Tyler Technologies, Inc.*	97	2,300
Rogers Corp.*	51	2,298
DTS, Inc.*	49	2,285
Infinera Corp.*	272	2,282
MTS Systems Corp.	50	2,278
LogMeln, Inc.*	54	2,277
Synchronoss Technologies, Inc.*	65	2,259
VirnetX Holding Corp.	113	2,250
Amkor Technology, Inc.*	328	2,211
Silicon Image, Inc.*	246	2,207
Ancestry.com, Inc.*	62	2,198
CSG Systems International, Inc.*	110	2,193
NIC, Inc.	175	2,180
Micrel, Inc.	160	2,157
Silicon Graphics International Corp.*	100	2,140
Lattice Semiconductor Corp.*	360	2,124
Avid Technology, Inc.*	95	2,119
Heartland Payment Systems, Inc.	120	2,104
RightNow Technologies, Inc.*	67	2,097
Park Electrochemical Corp.	65	2,096
Syntel, Inc.	40	2,089
Applied Micro Circuits Corp.*	201	2,086
Kulicke & Soffa Industries, Inc.*	223	2,085
Ultratech, Inc.*	70	2,058
Electronics for Imaging, Inc.*	139	2,045
Forrester Research, Inc.	53	2,029
Kenexa Corp.*	73	2,014
Volterra Semiconductor Corp.*	81	2,011
Newport Corp.*	112	1,997
Ebix, Inc.*	84	1,987
Pegasystems, Inc.	52	1,973
FARO Technologies, Inc.*	49	1,960
comScore, Inc.*	66	1,948
Power-One, Inc.*	217	1,899
ATMI, Inc.*	100	1,888
Advanced Energy Industries, Inc.*	115	1,880
Powerwave Technologies, Inc.*	410	1,849
Radiant Systems, Inc.*	104	1,841
Standard Microsystems Corp.*	74	1,825
Ceva, Inc.*	67	1,791
Black Box Corp.	50	1,757
TeleTech Holdings, Inc.*	90	1,744
Oclaro, Inc.*	151	1,738
Hypercom Corp.*	144	1,732
OSI Systems, Inc.*	46	1,726
United Online, Inc.	273	1,721
LivePerson, Inc.*	136	1,719
Entropic Communications, Inc.*	202	1,707
Tekelec*	210	1,705
Epicor Software Corp.*	153	1,694
Quantum Corp.*	670	1,688
Opnet Technologies, Inc.	43	1,677
Cardtronics, Inc.*	82	1,669
Zoran Corp.*	160	1,662
Measurement Specialties, Inc.*	48	1,635
NetSuite, Inc.*	56	1,628
Formfactor, Inc.*	158	1,627
Interactive Intelligence, Inc.*	41	1,587
Mercury Computer Systems, Inc.*	75	1,587
Intermec, Inc.*	146	1,575
Sycamore Networks, Inc.	64	1,564
Electro Scientific Industries, Inc.*	90	1,562
Photronics, Inc.*	174	1,561
Ixia*	98	1,556
Rubicon Technology, Inc.*	55	1,522
MIPS Technologies, Inc. — Class A*	141	1,479
Methode Electronics, Inc.	122	1,474
EPIQ Systems, Inc.	100	1,436
Accelrys, Inc.*	175	1,400
iGate Corp.	73	1,370
Maxwell Technologies, Inc.*	79	1,364
Monolithic Power Systems, Inc.*	96	1,362
LTX-Credence Corp.*	148	1,351
Vocus, Inc.*	50	1,293
Ciber, Inc.*	192	1,286
Sigma Designs, Inc.*	99	1,282
Super Micro Computer, Inc.*	78	1,251
TNS, Inc.*	80	1,246
Oplink Communications, Inc.*	63	1,228
SMART Modular Technologies WWH, Inc.*	156	1,212
Magma Design Automation, Inc.*	177	1,207
Daktronics, Inc.	110	1,183
Move, Inc.*	484	1,157

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

ShoreTel, Inc.*	140	$1,152
CTS Corp.	106	1,145
Cass Information Systems, Inc.	29	1,139
Cohu, Inc.	72	1,106
Nanometrics, Inc.*	60	1,085
VASCO Data Security International, Inc.*	79	1,085
Knot, Inc.*	90	1,085
Rudolph Technologies, Inc.*	99	1,083
ExlService Holdings, Inc.*	51	1,079
Internap Network Services Corp.*	163	1,071
Travelzoo, Inc.*	16	1,065
S1 Corp.*	159	1,062
EMS Technologies, Inc.*	53	1,042
Monotype Imaging Holdings, Inc.*	70	1,015
Echelon Corp.*	100	1,013
Limelight Networks, Inc.*	141	1,010
Xyratex Ltd.*	90	1,006
Aviat Networks, Inc.*	190	982
Extreme Networks*	280	980
Kopin Corp.*	211	968
RealNetworks, Inc.*	258	960
Imation Corp.*	86	958
THQ, Inc.*	210	958
IXYS Corp.*	70	940
Infospace, Inc.*	108	935
Anaren, Inc.*	46	925
Anadigics, Inc.*	206	923
MoneyGram International, Inc.*	262	899
Electro Rent Corp.	52	893
Saba Software, Inc.*	90	883
LoopNet, Inc.*	62	877
Intevac, Inc.*	70	870
Axcelis Technologies, Inc.*	326	864
Seachange International, Inc.*	90	855
Globecomm Systems, Inc.*	69	851
Symmetricom, Inc.*	138	846
Digi International, Inc.*	80	845
Smith Micro Software, Inc.*	90	842
UTStarcom, Inc.*	358	841
Perficient, Inc.*	70	841
Mindspeed Technologies, Inc.*	99	838
Pericom Semiconductor Corp.*	80	830
Spansion, Inc. — Class A*	44	821
PROS Holdings, Inc.*	56	816
Pulse Electronics Corp.	134	811
Wave Systems Corp. — Class A*	256	801
SS&C Technologies Holdings, Inc.*	39	796
Multi-Fineline Electronix, Inc.*	28	790
DemandTec, Inc.*	60	790
ModusLink Global Solutions, Inc.	142	775
Keynote Systems, Inc.	41	761
support.com, Inc.*	146	758
Dice Holdings, Inc.*	50	755
Gerber Scientific, Inc.*	80	749
Integrated Silicon Solution, Inc.*	80	742
Actuate Corp.*	142	738
Virtusa Corp.*	39	730
Liquidity Services, Inc.*	40	714
Cray, Inc.*	110	710
Spectrum Control, Inc.*	36	708
AXT, Inc.*	97	695
Ultra Clean Holdings*	67	693
Immersion Corp.*	90	688
Computer Task Group, Inc.*	51	678
KIT Digital, Inc.*	56	674
Zygo Corp.*	46	673
Lionbridge Technologies, Inc.*	195	669
Supertex, Inc.*	30	668
Exar Corp.*	110	662
Bel Fuse, Inc. — Class B	29	638
Integral Systems, Inc.*	52	633
Zix Corp.*	166	611
Calix, Inc.*	30	609
KVH Industries, Inc.*	40	605
Conexant Systems, Inc.*	250	595
QuinStreet, Inc.*	26	591
Radisys Corp.*	68	589
GSI Technology, Inc.*	64	582
Digimarc Corp.*	20	578
Openwave Systems, Inc.*	262	561
NCI, Inc. — Class A*	23	561
TeleCommunication Systems, Inc. — Class A*	136	560
Novatel Wireless, Inc.*	100	546
FSI International, Inc.*	124	543
DSP Group, Inc.*	70	539
Richardson Electronics Ltd.	40	527
American Software, Inc. — Class A	70	517
Global Cash Access Holdings, Inc.*	156	510
Marchex, Inc. — Class A	64	504
X-Rite, Inc.*	104	494
Renaissance Learning, Inc.	42	494
Advanced Analogic Technologies, Inc.*	129	488
PDF Solutions, Inc.*	73	485
Rimage Corp.	30	485
MoSys, Inc.*	80	481
PC-Telephone, Inc.*	60	460
Deltek, Inc.*	60	456
DDi Corp.	43	455
TechTarget, Inc.*	51	454
PLX Technology, Inc.*	119	434
BigBand Networks, Inc.*	161	411
FalconStor Software, Inc.*	90	409
Stamps.com, Inc.	30	401
Rosetta Stone, Inc.*	30	396
Echo Global Logistics, Inc.*	30	394
Mattson Technology, Inc.*	156	381
Comverge, Inc.*	80	373
TeleNav, Inc.*	30	356
Guidance Software, Inc.*	42	352

86 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Hackett Group, Inc.*	90	$346
Agilysys, Inc.*	60	344
SRS Labs, Inc.*	40	342
Network Equipment Technologies, Inc.*	90	339
NVE Corp.*	6	338
Meru Networks, Inc.*	16	325
Opnext, Inc.*	127	309
Online Resources Corp.*	79	299
Convio, Inc.*	25	290
Tessco Technologies, Inc.	25	287
Viasystems Group, Inc.*	10	273
PC Connection, Inc.*	30	266
Alpha & Omega Semiconductor Ltd.*	20	254
Trident Microsystems, Inc.*	219	252
Network Engines, Inc.*	110	223
CDC Corp. — Class A*	86	219
Tier Technologies, Inc. — Class B*	36	198
Hutchinson Technology, Inc.*	66	186
QAD, Inc. — Class A*	17	183
Presstek, Inc.*	88	183
Local.com Corp.*	46	179
MaxLinear, Inc. — Class A*	21	172
ePlus, Inc.*	6	160
SPS Commerce, Inc.*	10	155
Ikanos Communications, Inc.*	90	103
QAD, Inc. — Class B*	4	41
Stream Global Services, Inc.*	10	30

Total Information Technology		744,489

INDUSTRIALS - 1.4%
Nordson Corp.	109	12,542
Acuity Brands, Inc.	136	7,955
GrafTech International Ltd.*	376	7,757
Clean Harbors, Inc.*	75	7,399
Genesee & Wyoming, Inc. — Class A*	125	7,275
CLARCOR, Inc.	160	7,189
Alaska Air Group, Inc.*	108	6,849
EMCOR Group, Inc.*	212	6,566
Moog, Inc. — Class A*	142	6,519
Watsco, Inc.	93	6,483
Woodward, Inc.	186	6,428
United Rentals, Inc.*	191	6,356
Esterline Technologies Corp.*	89	6,294
Actuant Corp. — Class A	215	6,235
EnerSys*	154	6,121
Hexcel Corp.*	306	6,025
Dollar Thrifty Automotive Group, Inc.*	90	6,006
HEICO Corp.	94	5,877
Avis Budget Group, Inc.*	320	5,731
Teledyne Technologies, Inc.*	110	5,688
United Stationers, Inc.	80	5,684
Atlas Air Worldwide Holdings, Inc.*	81	5,647
Belden, Inc.	148	5,557
Robbins & Myers, Inc.	120	5,519
JetBlue Airways Corp.*	848	5,317
Brady Corp. — Class A	146	5,211
Herman Miller, Inc.	184	5,058
Curtiss-Wright Corp.	143	5,025
Brink’s Co.	150	4,967
Geo Group, Inc.*	186	4,769
Chart Industries, Inc.*	86	4,733
AO Smith Corp.	106	4,700
Tetra Tech, Inc.*	190	4,691
Middleby Corp.*	50	4,661
Old Dominion Freight Line, Inc.*	130	4,562
HNI Corp.	144	4,545
Triumph Group, Inc.	50	4,422
HUB Group, Inc. — Class A*	122	4,415
Corporate Executive Board Co.	108	4,360
US Airways Group, Inc.*	500	4,355
Deluxe Corp.	164	4,353
Applied Industrial Technologies, Inc.	130	4,324
Mueller Industries, Inc.	118	4,321
ABM Industries, Inc.	162	4,113
Polypore International, Inc.*	70	4,031
Rollins, Inc.	198	4,019
II-VI, Inc.*	79	3,930
Kaydon Corp.	96	3,762
Briggs & Stratton Corp.	159	3,601
American Superconductor Corp.*	144	3,581
Healthcare Services Group, Inc.	202	3,551
Simpson Manufacturing Company, Inc.	120	3,535
CoStar Group, Inc.*	56	3,510
Werner Enterprises, Inc.	130	3,441
Ceradyne, Inc.*	76	3,426
Acacia Research — Acacia Technologies*	100	3,422
Orbital Sciences Corp.*	180	3,406
Knight Transportation, Inc.	176	3,388
Watts Water Technologies, Inc. — Class A	88	3,361
AAR Corp.*	120	3,326
MasTec, Inc.*	158	3,286
Franklin Electric Company, Inc.	70	3,234
Insituform Technologies, Inc. — Class A*	120	3,210
Korn*	143	3,185
AirTran Holdings, Inc.*	426	3,174
Barnes Group, Inc.	151	3,153
Knoll, Inc.	150	3,144
Amerco, Inc.*	32	3,104
Raven Industries, Inc.	50	3,071
ESCO Technologies, Inc.	80	3,052
Cubic Corp.	53	3,047

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (continued) RUSSELL 2000® 1.5x STRATEGY FUND	March 31, 2011

	Shares	Value

Granite Construction, Inc.	106	$2,979
Interface, Inc. — Class A	160	2,958
Mine Safety Appliances Co.	80	2,934
Titan International, Inc.	110	2,927
Skywest, Inc.	171	2,893
Forward Air Corp.	94	2,879
GeoEye, Inc.*	69	2,869
Beacon Roofing Supply, Inc.*	140	2,866
3D Systems Corp.*	59	2,864
Lindsay Corp.	36	2,845
Kaman Corp.	80	2,816
Heartland Express, Inc.	160	2,810
American Science & Engineering, Inc.	30	2,771
Mobile Mini, Inc.*	115	2,762
Steelcase, Inc. — Class A	241	2,743
Resources Connection, Inc.	140	2,715
RBC Bearings, Inc.*	70	2,676
Ladish Company, Inc.*	47	2,569
SYKES Enterprises, Inc.*	127	2,511
DigitalGlobe, Inc.*	88	2,467
Wabash National Corp.*	213	2,467
CIRCOR International, Inc.	52	2,445
Quanex Building Products Corp.	124	2,434
Advisory Board Co.*	47	2,421
TrueBlue, Inc.*	143	2,401
Blount International, Inc.*	150	2,397
Tennant Co.	57	2,396
Universal Forest Products, Inc.	65	2,382
SFN Group, Inc.*	159	2,240
Unifirst Corp.	42	2,226
Badger Meter, Inc.	54	2,225
Layne Christensen Co.*	64	2,208
Allegiant Travel Co. — Class A	50	2,191
Mueller Water Products, Inc. — Class A	480	2,150
RSC Holdings, Inc.*	149	2,143
Insperity, Inc.	70	2,127
Interline Brands, Inc.*	103	2,101
Astec Industries, Inc.*	56	2,088
Arkansas Best Corp.	80	2,074
EnPro Industries, Inc.*	56	2,034
Dycom Industries, Inc.*	116	2,011
Tutor Perini Corp.	82	1,998
NACCO Industries, Inc. — Class A	18	1,992
Albany International Corp. — Class A	80	1,992
GT Solar International, Inc.*	186	1,983
Rush Enterprises, Inc. — Class A*	100	1,980
Ameron International Corp.	28	1,954
Aircastle Ltd.	161	1,943
Sauer-Danfoss, Inc.*	38	1,935
Altra Holdings, Inc.*	81	1,913
McGrath Rentcorp	70	1,909
Griffon Corp.*	145	1,904
Huron Consulting Group, Inc.*	68	1,883
G&K Services, Inc. — Class A	56	1,862
TAL International Group, Inc.	51	1,850
Kforce, Inc.*	100	1,830
Exponent, Inc.*	40	1,784
Greenbrier Companies, Inc.*	62	1,760
Aerovironment, Inc.*	50	1,748
Kelly Services, Inc. — Class A*	80	1,737
H&E Equipment Services, Inc.*	88	1,717
Team, Inc.*	65	1,707
Tredegar Corp.	79	1,705
Comfort Systems USA, Inc.	120	1,688
AZZ, Inc.	37	1,687
John Bean Technologies Corp.	86	1,654
Consolidated Graphics, Inc.*	30	1,639
EnergySolutions, Inc.	273	1,627
Navigant Consulting, Inc.*	159	1,588
ACCO Brands Corp.*	166	1,584
Colfax Corp.*	69	1,584
Encore Wire Corp.	65	1,582
Trex Company, Inc.*	48	1,566
Sun Hydraulics Corp.	36	1,552
Heidrick & Struggles International, Inc.	54	1,503
Standex International Corp.	39	1,478
FreightCar America, Inc.	45	1,463
A123 Systems, Inc.*	230	1,460
AAON, Inc.	44	1,448
Air Transport Services Group, Inc.*	168	1,420
Gorman-Rupp Co.	36	1,418
Great Lakes Dredge & Dock Corp.	185	1,412
Commercial Vehicle Group, Inc.*	79	1,409
Satcon Technology Corp.*	358	1,382
Ennis, Inc.	80	1,362
Capstone Turbine Corp.*	752	1,361
Powell Industries, Inc.*	34	1,341
MYR Group, Inc.*	56	1,340
Viad Corp.	56	1,340
Cascade Corp.	30	1,337
Textainer Group Holdings Ltd.	35	1,301
RailAmerica, Inc.*	75	1,278
EnerNOC, Inc.*	64	1,223
Federal Signal Corp.	187	1,217
Generac Holdings, Inc.*	59	1,197
Apogee Enterprises, Inc.	90	1,187
Dynamic Materials Corp.	42	1,174
LB Foster Co. — Class A	27	1,164
American Reprographics Co.*	110	1,139
Marten Transport Ltd.	50	1,115
Titan Machinery, Inc.*	44	1,111
PMFG, Inc.*	52	1,110
Columbus McKinnon Corp.*	60	1,108
Dolan Co.*	90	1,093
On Assignment, Inc.*	115	1,088
Cenveo, Inc.*	166	1,084
GenCorp, Inc.*	181	1,082
Force Protection, Inc.*	219	1,073

88 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Gibraltar Industries, Inc.*	89	$1,062
ICF International, Inc.*	51	1,048
US Ecology, Inc.	60	1,046
CBIZ, Inc.*	144	1,038
Vicor Corp.	60	989
Trimas Corp.*	46	989
Celadon Group, Inc.*	60	974
Kadant, Inc.*	37	969
Genco Shipping & Trading Ltd.*	89	959
Hawaiian Holdings, Inc.*	159	956
Standard Parking Corp.*	53	941
Twin Disc, Inc.	28	902
School Specialty, Inc.*	62	887
Furmanite Corp.*	110	880
Sterling Construction Company, Inc.*	52	878
CRA International, Inc.*	30	865
Kratos Defense & Security Solutions, Inc.*	60	854
Orion Marine Group, Inc.*	79	848
Houston Wire & Cable Co.	57	833
CAI International, Inc.*	32	828
Saia, Inc.*	50	819
Taser International, Inc.*	195	794
NCI Building Systems, Inc.*	60	760
American Railcar Industries, Inc.*	30	749
Metalico, Inc.*	119	740
Northwest Pipe Co.*	32	734
M&F Worldwide Corp.*	29	728
Graham Corp.	30	718
Ampco-Pittsburgh Corp.	26	717
Ducommun, Inc.	30	717
Primoris Services Corp.	70	710
Insteel Industries, Inc.	50	707
Eagle Bulk Shipping, Inc.*	190	707
Kimball International, Inc. — Class B	100	700
Republic Airways Holdings, Inc.*	108	694
DXP Enterprises, Inc.*	30	692
Preformed Line Products Co.	10	692
LMI Aerospace, Inc.*	34	687
Flow International Corp.*	152	667
Hudson Highland Group, Inc.*	102	663
LaBarge, Inc.*	37	655
Astronics Corp.*	26	654
FuelCell Energy, Inc.*	303	648
Aceto Corp.	80	638
Multi-Color Corp.	31	627
American Woodmark Corp.	30	626
GP Strategies Corp.*	46	626
International Shipholding Corp.	25	622
Mistras Group, Inc.*	36	620
Tecumseh Products Co. — Class A*	60	601
APAC Customer Services, Inc.*	100	601
CDI Corp.	40	592
Schawk, Inc. — Class A	30	583
Michael Baker Corp.*	20	581
Casella Waste Systems, Inc. — Class A*	80	574
Ener1, Inc.*	190	562
Met-Pro Corp.	47	559
Pacer International, Inc.*	106	558
Fuel Tech, Inc.*	60	534
Innerworkings, Inc.*	70	517
PowerSecure International, Inc.*	60	516
Excel Maritime Carriers Ltd. — Class A*	120	515
Xerium Technologies, Inc.*	21	505
Pike Electric Corp.*	50	476
Baltic Trading Ltd.	50	456
LSI Industries, Inc.	62	449
Roadrunner Transportation Systems, Inc.*	29	435
Energy Recovery, Inc.*	135	429
Hill International, Inc.*	80	423
Miller Industries, Inc.	26	422
Courier Corp.	30	419
Universal Truckload Services, Inc.*	24	414
Park-Ohio Holdings Corp.*	20	413
Alamo Group, Inc.	15	412
Lydall, Inc.*	46	409
Douglas Dynamics, Inc.	28	399
Builders FirstSource, Inc.*	137	389
Broadwind Energy, Inc.*	296	388
Franklin Covey Co.*	44	381
Quality Distribution, Inc.*	32	379
Microvision, Inc.*	286	378
VSE Corp.	12	357
Ultrapetrol Bahamas Ltd.*	70	356
Advanced Battery Technologies, Inc.*	179	347
Energy Conversion Devices, Inc.*	152	344
UQM Technologies, Inc.*	110	328
Pinnacle Airlines Corp.*	56	322
Barrett Business Services, Inc.	20	321
United Capital Corp.*	10	283
Lawson Products, Inc.	12	276
USA Truck, Inc.*	20	260
Global Defense Technology & Systems, Inc.*	10	242
Standard Register Co.	57	189
Coleman Cable, Inc.*	19	168
Applied Energetics, Inc.*	246	162
Omega Flex, Inc.*	12	161
Argan, Inc.*	18	154
PGT, Inc.*	60	141
Evergreen Solar, Inc.*	102	138
PAM Transportation Services, Inc.*	10	122
BlueLinx Holdings, Inc.*	30	111
Hoku Corp.*	46	92
Compx International, Inc.	5	79

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Horizon Lines, Inc. — Class A	90	$76
LECG Corp.*	80	16

Total Industrials		608,795

CONSUMER DISCRETIONARY - 1.2%
Sotheby’s	212	11,151
Deckers Outdoor Corp.*	116	9,993
Polaris Industries, Inc.	102	8,876
Warnaco Group, Inc.*	144	8,235
Tenneco, Inc.*	190	8,066
Dana Holding Corp.*	436	7,582
Under Armour, Inc. — Class A*	108	7,349
Brunswick Corp.	286	7,273
Rent-A-Center, Inc. — Class A	202	7,052
Ascena Retail Group, Inc.*	185	5,996
Cheesecake Factory, Inc.*	191	5,747
Wolverine World Wide, Inc.	150	5,592
Vail Resorts, Inc.*	114	5,559
ANN, Inc.*	180	5,240
Dillard’s, Inc. — Class A	130	5,216
Timberland Co. — Class A*	126	5,203
Carter’s, Inc.*	176	5,039
Meritor, Inc.*	296	5,023
Life Time Fitness, Inc.*	134	5,000
Cooper Tire & Rubber Co.	194	4,995
CROCS, Inc.*	272	4,852
Saks, Inc.*	427	4,829
Ulta Salon Cosmetics & Fragrance, Inc.*	100	4,813
Iconix Brand Group, Inc.*	224	4,812
Childrens Place Retail Stores, Inc.*	92	4,584
Valassis Communications, Inc.*	154	4,488
Coinstar, Inc.*	97	4,454
Jos A. Bank Clothiers, Inc.*	87	4,427
Live Nation Entertainment, Inc.*	440	4,400
Collective Brands, Inc.*	201	4,338
Men’s Wearhouse, Inc.	160	4,330
Sally Beauty Holdings, Inc.*	292	4,091
Shutterfly, Inc.*	76	3,979
Jack in the Box, Inc.*	170	3,856
HSN, Inc.*	120	3,844
Gaylord Entertainment Co.*	110	3,815
Steven Madden Ltd.*	81	3,801
Jones Group, Inc.	268	3,685
Pool Corp.	149	3,592
Group 1 Automotive, Inc.	82	3,510
Cinemark Holdings, Inc.	181	3,502
Cracker Barrel Old Country Store, Inc.	71	3,489
Orient-Express Hotels Ltd. — Class A*	282	3,488
Matthews International Corp. — Class A	90	3,469
OfficeMax, Inc.*	265	3,429
Pier 1 Imports, Inc.*	326	3,309
DineEquity, Inc.*	59	3,244
PF Chang’s China Bistro, Inc.	70	3,233
Regis Corp.	182	3,229
Buffalo Wild Wings, Inc.*	59	3,211
Arbitron, Inc.	80	3,202
Finish Line, Inc. — Class A	160	3,176
Hibbett Sports, Inc.*	86	3,080
Buckle, Inc.	76	3,070
Texas Roadhouse, Inc. — Class A	179	3,041
Bob Evans Farms, Inc.	93	3,032
National CineMedia, Inc.	162	3,025
BJ’s Restaurants, Inc.*	74	2,910
Cabela’s, Inc.*	116	2,901
American Greetings Corp. — Class A	122	2,879
99 Cents Only Stores*	144	2,822
Helen of Troy Ltd.*	96	2,822
Genesco, Inc.*	70	2,814
Monro Muffler Brake, Inc.	84	2,770
Penske Automotive Group, Inc.*	136	2,723
K12, Inc.*	80	2,696
Eastman Kodak Co.*	830	2,681
CEC Entertainment, Inc.	70	2,641
Ruby Tuesday, Inc.*	200	2,622
Exide Technologies*	231	2,583
Pinnacle Entertainment, Inc.*	189	2,574
Belo Corp. — Class A*	285	2,511
Meritage Homes Corp.*	103	2,485
American Public Education, Inc.*	60	2,427
American Axle & Manufacturing Holdings, Inc.*	192	2,417
Scholastic Corp.	88	2,380
Columbia Sportswear Co.	40	2,377
Capella Education Co.*	47	2,340
Skechers U.S.A., Inc. — Class A*	113	2,321
Ryland Group, Inc.	143	2,274
Steiner Leisure Ltd.*	49	2,267
Modine Manufacturing Co.*	140	2,260
Stage Stores, Inc.	116	2,230
Cato Corp. — Class A	90	2,205
iRobot Corp.*	67	2,204
Maidenform Brands, Inc.*	75	2,143
Select Comfort Corp.*	170	2,050
PEP Boys-Manny Moe & Jack	160	2,034
Domino’s Pizza, Inc.*	109	2,009
Interval Leisure Group, Inc.*	120	1,962
Ascent Media Corp. — Class A*	40	1,954
Blue Nile, Inc.*	36	1,944
Peet’s Coffee & Tea, Inc.*	40	1,924
Stewart Enterprises, Inc. — Class A	250	1,910
Papa John’s International, Inc.*	59	1,869
Churchill Downs, Inc.	45	1,867
RC2 Corp.*	66	1,855
Shuffle Master, Inc.*	172	1,837
Sinclair Broadcast Group, Inc. — Class A	145	1,818

90 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

G-III Apparel Group Ltd.*	48	$1,804
Superior Industries International, Inc.	70	1,795
True Religion Apparel, Inc.*	76	1,784
Quiksilver, Inc.*	400	1,768
Ethan Allen Interiors, Inc.	80	1,752
Scientific Games Corp. — Class A*	200	1,748
Jakks Pacific, Inc.*	90	1,741
Vitamin Shoppe, Inc.*	51	1,725
Sonic Corp.*	189	1,710
Sonic Automotive, Inc. — Class A	121	1,695
Dorman Products, Inc.*	40	1,684
Lumber Liquidators Holdings, Inc.*	67	1,674
Asbury Automotive Group, Inc.*	90	1,664
Fred’s, Inc. — Class A	120	1,598
Brown Shoe Company, Inc.	130	1,589
Liz Claiborne, Inc.*	290	1,563
Charming Shoppes, Inc.*	366	1,559
Boyd Gaming Corp.*	166	1,555
Grand Canyon Education, Inc.*	105	1,522
La-Z-Boy, Inc. — Class Z*	159	1,518
Ameristar Casinos, Inc.	85	1,509
Zumiez, Inc.*	57	1,507
Rue21, Inc.*	52	1,498
DSW, Inc. — Class A*	36	1,439
Harte-Hanks, Inc.	120	1,428
Red Robin Gourmet Burgers, Inc.*	53	1,426
Callaway Golf Co.	206	1,405
Wet Seal, Inc. — Class A*	325	1,391
Sturm Ruger & Company, Inc.	60	1,378
Talbots, Inc.*	226	1,365
Lions Gate Entertainment Corp.*	216	1,350
Drew Industries, Inc.	60	1,340
Universal Technical Institute, Inc.	68	1,323
Fuel Systems Solutions, Inc.*	43	1,298
AFC Enterprises, Inc.*	85	1,286
Denny’s Corp.*	316	1,283
Krispy Kreme Doughnuts, Inc.*	182	1,281
Standard Pacific Corp.*	336	1,253
Universal Electronics, Inc.*	42	1,242
Oxford Industries, Inc.	36	1,231
Corinthian Colleges, Inc.*	276	1,220
Retail Ventures, Inc.*	70	1,207
Winnebago Industries, Inc.*	90	1,203
Knology, Inc.*	93	1,201
Volcom, Inc.	64	1,186
NutriSystem, Inc.	79	1,145
Cavco Industries, Inc.*	25	1,129
National Presto Industries, Inc.	10	1,127
Citi Trends, Inc.*	50	1,114
Drugstore.com, Inc.*	289	1,113
PetMed Express, Inc.	70	1,110
Barnes & Noble, Inc.	118	1,084
California Pizza Kitchen, Inc.*	64	1,080
Beazer Homes USA, Inc.*	235	1,074
Destination Maternity Corp.	46	1,061
Pre-Paid Legal Services, Inc.*	16	1,056
Bridgepoint Education, Inc.*	61	1,043
Amerigon, Inc.*	67	1,023
Core-Mark Holding Company, Inc.*	30	991
EW Scripps Co. — Class A*	100	990
Lithia Motors, Inc. — Class A	67	977
M/I Homes, Inc.*	65	974
Warner Music Group Corp.*	140	948
K-Swiss, Inc. — Class A*	81	913
Express, Inc.	46	899
Standard Motor Products, Inc.	64	885
World Wrestling Entertainment, Inc. — Class A	70	880
Global Sources Ltd.*	75	872
America’s Car-Mart, Inc.*	33	851
Big 5 Sporting Goods Corp.	70	834
Entercom Communications Corp. — Class A*	75	826
Perry Ellis International, Inc.*	30	826
Libbey, Inc.*	49	808
Rentrak Corp.*	30	808
Stein Mart, Inc.	79	799
Kirkland’s, Inc.*	51	787
Journal Communications, Inc. — Class A*	130	780
Lincoln Educational Services Corp.	49	779
HOT Topic, Inc.	136	775
Haverty Furniture Companies, Inc.	58	769
Pacific Sunwear of California, Inc.*	212	765
Dex One Corp.*	156	755
Stoneridge, Inc.*	51	746
Shoe Carnival, Inc.*	26	729
Overstock.com, Inc.*	46	723
CKX, Inc.*	166	701
Christopher & Banks Corp.	108	700
MarineMax, Inc.*	70	690
Movado Group, Inc.*	47	690
Spartan Motors, Inc.	100	686
Unifi, Inc.*	40	680
Smith & Wesson Holding Corp.*	190	674
Arctic Cat, Inc.*	43	669
Furniture Brands International, Inc.*	146	664
Morgans Hotel Group Co.*	67	657
McClatchy Co. — Class A*	192	653
Blyth, Inc.	20	650
Casual Male Retail Group, Inc.*	132	648
Mac-Gray Corp.	40	645
Marcus Corp.	59	643
Bon-Ton Stores, Inc.	40	620
Ambassadors Group, Inc.	56	613
Bebe Stores, Inc.	104	608
Speedway Motorsports, Inc.	37	591
Hovnanian Enterprises, Inc. — Class A*	160	565
New York & Company, Inc.*	80	561
West Marine, Inc.*	53	553

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

LIN TV Corp. — Class A*	91	$540
hhgregg, Inc.*	40	536
AH Belo Corp. — Class A*	62	518
Multimedia Games, Inc.*	90	516
Coldwater Creek, Inc.*	192	507
Fisher Communications, Inc.*	16	497
CPI Corp.	22	495
Media General, Inc. — Class A*	70	482
Lifetime Brands, Inc.	32	480
Leapfrog Enterprises, Inc. — Class A*	110	475
Steinway Musical Instruments, Inc.*	21	466
Weyco Group, Inc.	19	465
Winmark Corp.	10	461
Ruth’s Hospitality Group, Inc.*	89	459
Isle of Capri Casinos, Inc.*	48	456
Tuesday Morning Corp.*	90	441
Audiovox Corp. — Class A*	54	432
CSS Industries, Inc.	22	415
Einstein Noah Restaurant Group, Inc.	25	407
Entravision Communications Corp. — Class A*	146	396
RG Barry Corp.	30	393
Jamba, Inc.*	176	387
Sealy Corp.*	152	386
Archipelago Learning, Inc.*	45	385
US Auto Parts Network, Inc.*	44	383
Systemax, Inc.*	28	379
Lee Enterprises, Inc.*	140	378
McCormick & Schmick’s Seafood Restaurants, Inc.*	52	375
Red Lion Hotels Corp.*	45	369
REX American Resources Corp.*	23	367
Monarch Casino & Resort, Inc.*	34	354
Cherokee, Inc.	20	345
Carrols Restaurant Group, Inc.*	37	343
Delta Apparel, Inc.*	24	343
Skyline Corp.	17	341
O’Charleys, Inc.*	57	340
Gaiam, Inc. — Class A	50	330
Culp, Inc.*	34	316
Hooker Furniture Corp.	26	311
Gray Television, Inc.*	150	310
Build-A-Bear Workshop, Inc. — Class A*	51	309
Midas, Inc.*	40	307
Cumulus Media, Inc. — Class A*	70	304
Outdoor Channel Holdings, Inc.	40	298
Martha Stewart Living Omnimedia — Class A*	79	293
LodgeNet Interactive Corp.*	79	288
Ballantyne Strong, Inc.*	40	287
Nexstar Broadcasting Group, Inc. — Class A*	33	286
Brookfield Homes Corp.*	30	282
1-800-Flowers.com, Inc. — Class A*	82	271
Kid Brands, Inc.*	36	265
Kenneth Cole Productions, Inc. — Class A*	20	259
Conn’s, Inc.*	55	246
Caribou Coffee Company, Inc.*	24	244
PRIMEDIA, Inc.	50	243
Summer Infant, Inc.*	30	240
Marine Products Corp.*	30	238
SuperMedia, Inc.*	38	237
Carmike Cinemas, Inc.*	30	214
Orbitz Worldwide, Inc.*	60	214
ReachLocal, Inc.*	10	200
Radio One, Inc. — Class D*	100	195
Crown Media Holdings, Inc. — Class A*	82	190
Shiloh Industries, Inc.	16	187
Lacrosse Footwear, Inc.	10	183
Learning Tree International, Inc.	20	176
Cambium Learning Group, Inc.*	50	170
Bluegreen Corp.*	40	164
Johnson Outdoors, Inc. — Class A*	10	152
Westwood One, Inc.*	20	145
National American University Holdings, Inc.	20	142
Joe’s Jeans, Inc.*	130	138
American Apparel, Inc.*	105	101
Beasley Broadcasting Group, Inc. — Class A*	10	73
Books-A-Million, Inc. — Class A	17	70
Empire Resorts, Inc.*	80	50
Princeton Review, Inc.*	72	27
Vitacost.com, Inc.*,†††,1	40	20

Total Consumer Discretionary		514,222

HEALTH CARE - 1.1%
AMERIGROUP Corp.*	159	10,216
Healthsouth Corp.*	296	7,394
Healthspring, Inc.*	182	6,801
Pharmasset, Inc.*	86	6,769
Onyx Pharmaceuticals, Inc.*	190	6,684
Catalyst Health Solutions, Inc.*	119	6,656
Owens & Minor, Inc.	200	6,496
InterMune, Inc.*	136	6,418
HMS Holdings Corp.*	78	6,384
Salix Pharmaceuticals Ltd.*	180	6,305
STERIS Corp.	180	6,217
Medicis Pharmaceutical Corp. — Class A	190	6,088
Dionex Corp.*	50	5,903
WellCare Health Plans, Inc.*	130	5,454
Masimo Corp.	159	5,263
Haemonetics Corp.*	80	5,243
Quality Systems, Inc.	62	5,167

92 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

American Medical Systems Holdings, Inc.*	236	$5,107
Sirona Dental Systems, Inc.*	101	5,066
Impax Laboratories, Inc.*	196	4,988
Cepheid, Inc.*	178	4,988
Centene Corp.*	150	4,947
PSS World Medical, Inc.*	180	4,887
Magellan Health Services, Inc.*	99	4,859
Bruker Corp.*	232	4,837
Viropharma, Inc.*	242	4,816
Chemed Corp.	70	4,663
athenahealth, Inc.*	103	4,648
Theravance, Inc.*	190	4,602
Cubist Pharmaceuticals, Inc.*	182	4,594
Parexel International Corp.*	182	4,532
West Pharmaceutical Services, Inc.	99	4,432
Incyte Corporation Ltd.*	272	4,311
Immucor, Inc.*	217	4,292
Volcano Corp.*	161	4,122
Seattle Genetics, Inc.*	260	4,048
Exelixis, Inc.*	340	3,842
Alkermes, Inc.*	290	3,756
Align Technology, Inc.*	183	3,748
Par Pharmaceutical Companies, Inc.*	106	3,294
Integra LifeSciences Holdings Corp.*	67	3,177
Amedisys, Inc.*	90	3,150
Meridian Bioscience, Inc.	131	3,143
Zoll Medical Corp.*	70	3,137
RehabCare Group, Inc.*	84	3,097
MWI Veterinary Supply, Inc.*	38	3,066
Neogen Corp.*	74	3,062
NuVasive, Inc.*	119	3,013
Cyberonics, Inc.*	92	2,927
Auxilium Pharmaceuticals, Inc.*	135	2,898
Kindred Healthcare, Inc.*	120	2,866
Acorda Therapeutics, Inc.*	122	2,830
DexCom, Inc.*	182	2,825
Nektar Therapeutics*	296	2,803
Invacare Corp.	90	2,801
Medicines Co.*	168	2,737
Arthrocare Corp.*	79	2,634
Isis Pharmaceuticals, Inc.*	290	2,622
Ariad Pharmaceuticals, Inc.*	340	2,557
PDL BioPharma, Inc.	433	2,511
Gentiva Health Services, Inc.*	89	2,495
Amsurg Corp. — Class A*	97	2,468
Insulet Corp.*	119	2,454
Questcor Pharmaceuticals, Inc.*	170	2,450
Universal American Corp.	99	2,268
CONMED Corp.*	86	2,260
Luminex Corp.*	120	2,251
Savient Pharmaceuticals, Inc.*	210	2,226
HeartWare International, Inc.*	26	2,224
IPC The Hospitalist Company, Inc.*	48	2,180
Analogic Corp.	38	2,149
Hanger Orthopedic Group, Inc.*	80	2,082
Molina Healthcare, Inc.*	52	2,080
Celera Corp.*	256	2,076
Medivation, Inc.*	110	2,050
MedAssets, Inc.*	133	2,031
Abaxis, Inc.*	70	2,019
Wright Medical Group, Inc.*	118	2,007
Sunrise Senior Living, Inc.*	168	2,004
NPS Pharmaceuticals, Inc.*	207	1,981
MAKO Surgical Corp.*	81	1,960
Targacept, Inc.*	73	1,941
Immunogen, Inc.*	214	1,941
Computer Programs & Systems, Inc.	30	1,928
Greatbatch, Inc.*	70	1,852
Momenta Pharmaceuticals, Inc.*	116	1,839
Merit Medical Systems, Inc.*	92	1,805
NxStage Medical, Inc.*	81	1,780
ICU Medical, Inc.*	40	1,751
Air Methods Corp.*	26	1,749
Jazz Pharmaceuticals, Inc.*	53	1,688
Healthways, Inc.*	109	1,675
SonoSite, Inc.*	49	1,633
National Healthcare Corp.	35	1,627
Enzon Pharmaceuticals, Inc.*	149	1,624
Depomed, Inc.*	160	1,606
Landauer, Inc.	26	1,600
Geron Corp.*	316	1,596
Orthofix International N.V.*	49	1,591
Vivus, Inc.*	256	1,585
Bio-Reference Labs, Inc.*	70	1,571
Emeritus Corp.*	60	1,528
Natus Medical, Inc.*	89	1,495
Omnicell, Inc.*	98	1,494
Accuray, Inc.*	165	1,490
Halozyme Therapeutics, Inc.*	222	1,490
Conceptus, Inc.*	102	1,474
Sequenom, Inc.*	232	1,469
Medidata Solutions, Inc.*	57	1,458
ABIOMED, Inc.*	100	1,453
Micromet, Inc.*	255	1,431
Syneron Medical Ltd.*	109	1,421
LHC Group, Inc.*	46	1,380
Emergent Biosolutions, Inc.*	57	1,377
Spectrum Pharmaceuticals, Inc.*	151	1,342
Ensign Group, Inc.	41	1,309
Clinical Data, Inc.*	43	1,303
Select Medical Holdings Corp.*	156	1,257
Accretive Health, Inc.*	45	1,249
Triple-S Management Corp. — Class B*	60	1,235
Angiodynamics, Inc.*	80	1,210
Ardea Biosciences, Inc.*	42	1,205

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

AMAG Pharmaceuticals, Inc.*	72	$1,202
Affymetrix, Inc.*	226	1,177
Neurocrine Biosciences, Inc.*	155	1,176
SIGA Technologies, Inc.*	97	1,174
Optimer Pharmaceuticals, Inc.*	99	1,171
Rigel Pharmaceuticals, Inc.*	164	1,166
Sun Healthcare Group, Inc.*	82	1,154
PharMerica Corp.*	100	1,144
Sangamo Biosciences, Inc.*	136	1,133
Almost Family, Inc.*	30	1,129
Alnylam Pharmaceuticals, Inc.*	115	1,101
OraSure Technologies, Inc.*	140	1,100
Assisted Living Concepts, Inc. — Class A*	28	1,096
Opko Health, Inc.*	286	1,067
Cytori Therapeutics, Inc.*	136	1,065
Delcath Systems, Inc.*	144	1,061
AMN Healthcare Services, Inc.*	120	1,039
Symmetry Medical, Inc.*	106	1,039
Lexicon Pharmaceuticals, Inc.*	615	1,033
Pain Therapeutics, Inc.	108	1,033
Cantel Medical Corp.	40	1,030
Rural/Metro Corp.*	60	1,022
eResearchTechnology, Inc.*	149	1,009
Endologix, Inc.*	146	990
Durect Corp.*	270	972
Genomic Health, Inc.*	39	959
Akorn, Inc.*	166	958
Caliper Life Sciences, Inc.*	140	946
Team Health Holdings, Inc.*	53	926
Arqule, Inc.*	128	916
ZIOPHARM Oncology, Inc.*	146	913
Corvel Corp.*	17	904
America Service Group, Inc.	35	897
Ironwood Pharmaceuticals, Inc. — Class A*	64	896
AVANIR Pharmaceuticals, Inc. — Class A*	218	889
Unilife Corp.*	150	851
Palomar Medical Technologies, Inc.*	57	846
Cross Country Healthcare, Inc.*	105	822
Capital Senior Living Corp.*	77	818
Nabi Biopharmaceuticals*	140	813
Five Star Quality Care, Inc.*	100	813
Exact Sciences Corp.*	110	810
Metabolix, Inc.*	77	809
Skilled Healthcare Group, Inc. — Class A*	56	806
Quidel Corp.*	67	801
Keryx Biopharmaceuticals, Inc.*	160	800
BioMimetic Therapeutics, Inc.*	61	800
MannKind Corp.*	216	788
Medcath Corp.*	56	781
Pharmacyclics, Inc.*	132	777
Merge Healthcare, Inc.*	159	776
Immunomedics, Inc.*	202	772
Synovis Life Technologies, Inc.*	40	767
Curis, Inc.*	235	764
Allos Therapeutics, Inc.*	237	751
Novavax, Inc.*	278	720
Transcend Services, Inc.*	30	720
TomoTherapy, Inc.*	154	704
MAP Pharmaceuticals, Inc.*	51	703
Cadence Pharmaceuticals, Inc.*	76	700
Inspire Pharmaceuticals, Inc.*	176	697
US Physical Therapy, Inc.	30	670
Hi-Tech Pharmacal Company, Inc.*	33	664
Vanda Pharmaceuticals, Inc.*	90	656
Vical, Inc.*	217	642
AVI BioPharma, Inc.*	342	640
Chindex International, Inc.*	39	626
SurModics, Inc.*	50	625
Kensey Nash Corp.*	25	623
Ligand Pharmaceuticals, Inc. — Class B*	62	620
American Dental Partners, Inc.*	47	617
Dynavax Technologies Corp.*	220	607
Staar Surgical Co.*	108	602
Vascular Solutions, Inc.*	55	600
Young Innovations, Inc.	19	597
Obagi Medical Products, Inc.*	46	581
Solta Medical, Inc.*	176	581
BioScrip, Inc.*	121	570
Providence Service Corp.*	38	569
Metropolitan Health Networks, Inc.*	117	553
CryoLife, Inc.*	90	549
Santarus, Inc.*	160	547
Progenics Pharmaceuticals, Inc.*	88	544
Inhibitex, Inc.*	150	543
Vital Images, Inc.*	40	540
XenoPort, Inc.*	90	534
SuperGen, Inc.*	172	533
Maxygen, Inc.	102	530
Kendle International, Inc.*	49	525
Biotime, Inc.*	70	522
Array Biopharma, Inc.*	166	508
Codexis, Inc.*	42	498
RTI Biologics, Inc.*	174	498
Omeros Corp.*	62	496
Arena Pharmaceuticals, Inc.*	356	495
Dyax Corp.*	303	488
Zalicus, Inc.*	200	484
Continucare Corp.*	90	482
Cambrex Corp.*	86	473
Sciclone Pharmaceuticals, Inc.*	117	473
Chelsea Therapeutics International Ltd.*	120	468
Spectranetics Corp.*	98	462
Exactech, Inc.*	26	456
IRIS International, Inc.*	50	451
Nymox Pharmaceutical Corp.*	57	450

94 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Orthovita, Inc.*	208	$443
Alphatec Holdings, Inc.*	164	443
Furiex Pharmaceuticals, Inc.*	26	439
Biosante Pharmaceuticals, Inc.*	217	430
Pozen, Inc.*	80	430
AVEO Pharmaceuticals, Inc.*	32	428
Enzo Biochem, Inc.*	99	415
LCA-Vision, Inc.*	61	412
Peregrine Pharmaceuticals, Inc.*	171	404
Celldex Therapeutics, Inc.*	100	402
Osiris Therapeutics, Inc.*	55	399
Antares Pharma, Inc.*	220	396
Alliance HealthCare Services, Inc.*	89	393
Cynosure, Inc. — Class A*	27	375
Synta Pharmaceuticals Corp.*	71	373
Affymax, Inc.*	62	364
Allied Healthcare International, Inc.*	141	358
Idenix Pharmaceuticals, Inc.*	106	352
Stereotaxis, Inc.*	90	348
Cerus Corp.*	120	347
BioCryst Pharmaceuticals, Inc.*	91	345
Corcept Therapeutics, Inc.*	81	344
Cutera, Inc.*	40	343
StemCells, Inc.*	374	340
National Research Corp.	10	339
CardioNet, Inc.*	70	335
Rochester Medical Corp.*	28	321
Infinity Pharmaceuticals, Inc.*	53	312
Albany Molecular Research, Inc.*	72	307
CytRx Corp.*	346	305
Medical Action Industries, Inc.*	36	302
MELA Sciences, Inc.*	83	292
Hansen Medical, Inc.*	126	278
Inovio Pharmaceuticals, Inc.*	252	277
PDI, Inc.*	34	276
Orexigen Therapeutics, Inc.*	95	267
Somaxon Pharmaceuticals, Inc.*	92	260
Neuralstem, Inc.*	144	259
Biospecifics Technologies Corp.*	10	255
Cumberland Pharmaceuticals, Inc.*	44	243
Alexza Pharmaceuticals, Inc.*	143	243
Cytokinetics, Inc.*	140	209
Lannett Company, Inc.*	35	195
Aoxing Pharmaceutical Company, Inc.*	80	173
PURE Bioscience, Inc.*	108	168
DynaVox, Inc. — Class A*	30	166
Transcept Pharmaceuticals, Inc.*	20	164
Nanosphere, Inc.*	49	159
Cornerstone Therapeutics, Inc.*	23	152
Anthera Pharmaceuticals, Inc.*	21	142
Neostem, Inc.*	81	139
Caraco Pharmaceutical Laboratories Ltd.*	26	135
Biodel, Inc.*	64	134
Alimera Sciences, Inc.*	16	125
NeurogesX, Inc.*	29	117
Sucampo Pharmaceuticals, Inc. — Class A*	26	109
AspenBio Pharma, Inc.*	111	94
Acura Pharmaceuticals, Inc.*	29	92

Total Health Care		477,415

ENERGY — 0.6%
Brigham Exploration Co.*	358	13,310
Dril-Quip, Inc.*	115	9,088
World Fuel Services Corp.	213	8,650
CARBO Ceramics, Inc.	60	8,467
Lufkin Industries, Inc.	88	8,225
Berry Petroleum Co. — Class A	160	8,072
Complete Production Services, Inc.*	245	7,793
Rosetta Resources, Inc.*	162	7,701
Patriot Coal Corp.*	240	6,199
Key Energy Services, Inc.*	388	6,033
Bill Barrett Corp.*	144	5,747
Helix Energy Solutions Group, Inc.*	326	5,607
Energy XXI Bermuda Ltd.*	156	5,320
Bristow Group, Inc.*	110	5,203
Swift Energy Co.*	121	5,164
ION Geophysical Corp.*	396	5,025
McMoRan Exploration Co.*	262	4,640
International Coal Group, Inc.*	410	4,633
Stone Energy Corp.*	129	4,305
Northern Oil and Gas, Inc.*	144	3,845
Tetra Technologies, Inc.*	246	3,788
Nordic American Tanker Shipping	152	3,776
Carrizo Oil & Gas, Inc.*	98	3,619
RPC, Inc.	142	3,595
Kodiak Oil & Gas Corp.*	485	3,250
Gulfmark Offshore, Inc. — Class A*	69	3,071
Global Industries Ltd.*	312	3,054
Gulfport Energy Corp.*	84	3,037
Ship Finance International Ltd.	140	2,902
Petroleum Development Corp.*	60	2,881
Golar LNG Ltd.	110	2,814
Western Refining, Inc.*	159	2,695
ATP Oil & Gas Corp.*	143	2,590
Apco Oil and Gas International, Inc.	30	2,573
W&T Offshore, Inc.	111	2,530
Contango Oil & Gas Co.*	40	2,530
Overseas Shipholding Group, Inc.	78	2,507
Parker Drilling Co.*	360	2,488
Hercules Offshore, Inc.*	364	2,406
Pioneer Drilling Co.*	168	2,318
Penn Virginia Corp.	136	2,307
James River Coal Co.*	92	2,224
Clayton Williams Energy, Inc.*	21	2,220

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS(continued)	March 31, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Newpark Resources, Inc.*	278	$2,185
Resolute Energy Corp.*	120	2,177
Hornbeck Offshore Services, Inc.*	70	2,159
Cloud Peak Energy, Inc.*	100	2,159
CVR Energy, Inc.*	92	2,131
Cal Dive International, Inc.*	293	2,045
Clean Energy Fuels Corp.*	124	2,031
Tesco Corp.*	90	1,976
Knightsbridge Tankers Ltd.	78	1,953
Basic Energy Services, Inc.*	70	1,786
Goodrich Petroleum Corp.*	80	1,778
Cheniere Energy, Inc.*	182	1,694
Energy Partners Ltd.*	94	1,692
Willbros Group, Inc.*	152	1,660
Petroquest Energy, Inc.*	175	1,638
BPZ Resources, Inc.*	306	1,625
USEC, Inc.*	352	1,549
Harvest Natural Resources, Inc.*	99	1,509
TransAtlantic Petroleum Ltd.*	466	1,445
Approach Resources, Inc.*	42	1,411
OYO Geospace Corp.*	14	1,380
Magnum Hunter Resources Corp.*	159	1,363
Crosstex Energy, Inc.	126	1,254
Vaalco Energy, Inc.*	159	1,234
Abraxas Petroleum Corp.*	210	1,229
Rex Energy Corp.*	103	1,200
Georesources, Inc.*	38	1,188
Gulf Island Fabrication, Inc.	36	1,158
Warren Resources, Inc.*	226	1,150
Matrix Service Co.*	76	1,056
FX Energy, Inc.*	126	1,053
Teekay Tankers Ltd. — Class A	100	1,046
Venoco, Inc.*	59	1,008
Dawson Geophysical Co.*	22	965
Houston American Energy Corp.	62	955
PHI, Inc.*	43	951
Rentech, Inc.*	676	845
Vantage Drilling Co.*	469	844
Endeavour International Corp.*	66	838
Uranium Energy Corp.*	193	770
Panhandle Oil and Gas, Inc. — Class A	24	760
DHT Holdings, Inc.	146	702
Callon Petroleum Co.*	89	692
Natural Gas Services Group, Inc.*	38	675
Gastar Exploration Ltd.*	136	661
GMX Resources, Inc.*	100	617
Green Plains Renewable Energy, Inc.*	51	613
Delek US Holdings, Inc.	42	570
Union Drilling, Inc.*	53	543
Delta Petroleum Corp.*	575	523
Syntroleum Corp.*	225	509
General Maritime Corp.	241	494
Scorpio Tankers, Inc.*	44	454
Evolution Petroleum Corp.*	52	406
RAM Energy Resources, Inc.*	175	364
Isramco, Inc.*	5	325
L&L Energy, Inc.*	46	318
Miller Petroleum, Inc.*	62	310
Global Geophysical Services, Inc.*	21	304
Alon USA Energy, Inc.	19	260
CAMAC Energy, Inc.*	150	225
Hallador Energy Co.	6	70

Total Energy		266,687

MATERIALS — 0.5%
Solutia, Inc.*	382	9,703
Coeur d’Alene Mines Corp.*	270	9,391
WR Grace & Co.*	232	8,883
Rock-Tenn Co. — Class A	120	8,322
Allied Nevada Gold Corp.*	233	8,267
Rockwood Holdings, Inc.*	160	7,875
Hecla Mining Co.*	805	7,309
Silgan Holdings, Inc.	172	6,560
Olin Corp.	252	5,776
Sensient Technologies Corp.	155	5,555
Thompson Creek Metals Company, Inc.*	430	5,392
NewMarket Corp.	31	4,905
Ferro Corp.*	276	4,579
Globe Specialty Metals, Inc.	192	4,370
Minerals Technologies, Inc.	62	4,248
PolyOne Corp.	292	4,149
Louisiana-Pacific Corp.*	392	4,116
Worthington Industries, Inc.	181	3,787
Century Aluminum Co.*	202	3,773
Georgia Gulf Corp.*	100	3,700
OM Group, Inc.*	101	3,691
Clearwater Paper Corp.*	44	3,582
Westlake Chemical Corp.	62	3,484
Balchem Corp.	89	3,339
Schweitzer-Mauduit International, Inc.	65	3,290
Buckeye Technologies, Inc.	120	3,268
Innophos Holdings, Inc.	69	3,182
Stillwater Mining Co.*	138	3,164
HB Fuller Co.	146	3,136
Arch Chemicals, Inc.	73	3,036
RTI International Metals, Inc.*	90	2,803
Calgon Carbon Corp.*	173	2,747
AMCOL International Corp.	73	2,627
Texas Industries, Inc.	56	2,533
US Gold Corp.*	285	2,517
A. Schulman, Inc.	100	2,472
Kaiser Aluminum Corp.	50	2,463
Golden Star Resources Ltd.*	806	2,394
Koppers Holdings, Inc.	56	2,391
Haynes International, Inc.	43	2,384
Materion Corp.*	56	2,285
Deltic Timber Corp.	33	2,206
Horsehead Holding Corp.*	126	2,148

96 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

KapStone Paper and Packaging Corp.*	122	$2,095
Boise, Inc.	218	1,997
Graphic Packaging Holding Co.*	350	1,897
PH Glatfelter Co.	139	1,851
LSB Industries, Inc.*	46	1,823
STR Holdings, Inc.*	87	1,669
Stepan Co.	20	1,450
Hawkins, Inc.	34	1,397
Jaguar Mining, Inc.*	260	1,357
Zoltek Companies, Inc.*	92	1,236
Zep, Inc.	70	1,219
Capital Gold Corp.*	186	1,196
Neenah Paper, Inc.	54	1,186
Kraton Performance Polymers, Inc.*	30	1,147
Wausau Paper Corp.	150	1,146
Myers Industries, Inc.	115	1,142
Headwaters, Inc.*	189	1,115
Omnova Solutions, Inc.*	138	1,086
Quaker Chemical Corp.	27	1,085
General Moly, Inc.*	200	1,076
Olympic Steel, Inc.	30	984
AM Castle & Co.*	50	944
Graham Packaging Company, Inc.*	50	872
Metals USA Holdings Corp.*	44	720
Spartech Corp.*	97	703
Senomyx, Inc.*	116	701
Noranda Aluminum Holding Corp.*	43	690
TPC Group, Inc.*	20	577
American Vanguard Corp.	65	564
Universal Stainless & Alloy*	16	540
Landec Corp.*	80	520
US Energy Corp.*	82	513
United States Lime & Minerals, Inc.*	12	486
KMG Chemicals, Inc.	20	393
AEP Industries, Inc.*	10	297
NL Industries, Inc.	20	297
Verso Paper Corp.*	46	246

Total Materials		224,019

UTILITIES — 0.3%
Nicor, Inc.	144	7,733
Piedmont Natural Gas Company, Inc.	220	6,677
Cleco Corp.	189	6,481
WGL Holdings, Inc.	160	6,240
IDACORP, Inc.	150	5,715
New Jersey Resources Corp.	130	5,583
Portland General Electric Co.	234	5,562
Southwest Gas Corp.	137	5,339
South Jersey Industries, Inc.	88	4,925
UIL Holdings Corp.	157	4,792
El Paso Electric Co.*	136	4,134
Allete, Inc.	105	4,092
PNM Resources, Inc.	272	4,058
Black Hills Corp.	120	4,013
Unisource Energy Corp.	110	3,974
Avista Corp.	166	3,840
Northwest Natural Gas Co.	80	3,690
NorthWestern Corp.	110	3,333
MGE Energy, Inc.	70	2,834
Laclede Group, Inc.	70	2,667
Empire District Electric Co.	117	2,549
CH Energy Group, Inc.	50	2,527
Otter Tail Corp.	110	2,500
California Water Service Group	64	2,379
American States Water Co.	65	2,331
Dynegy, Inc. — Class A*	326	1,855
Chesapeake Utilities Corp.	27	1,124
Central Vermont Public Service Corp.	45	1,048
SJW Corp.	44	1,019
Middlesex Water Co.	51	928
Connecticut Water Service, Inc.	33	870
Unitil Corp.	32	754
York Water Co.	36	627
Consolidated Water Company Ltd.	53	578
Cadiz, Inc.*	43	524
Artesian Resources Corp. — Class A	20	390
American DG Energy, Inc.*	62	135

Total Utilities		117,820

CONSUMER STAPLES - 0.3%
United Natural Foods, Inc.*	153	6,857
TreeHouse Foods, Inc.*	108	6,142
Ruddick Corp.	138	5,325
Casey’s General Stores, Inc.	122	4,758
Nu Skin Enterprises, Inc. — Class A	155	4,456
Darling International, Inc.*	266	4,088
Hain Celestial Group, Inc.*	126	4,067
Diamond Foods, Inc.	68	3,794
Universal Corp.	80	3,483
Lancaster Colony Corp.	56	3,394
Sanderson Farms, Inc.	72	3,306
Fresh Del Monte Produce, Inc.	119	3,107
Boston Beer Company, Inc. — Class A*	32	2,964
B&G Foods, Inc. — Class A	150	2,815
Andersons, Inc.	57	2,777
Vector Group Ltd.	139	2,403
Elizabeth Arden, Inc.*	76	2,281
Chiquita Brands International, Inc.*	140	2,148
WD-40 Co.	50	2,117
Tootsie Roll Industries, Inc.	72	2,045
Rite Aid Corp.*	1,913	2,028
J&J Snack Foods Corp.	40	1,883
Heckmann Corp.*	286	1,873
Pricesmart, Inc.	50	1,832
Nash Finch Co.	44	1,669

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 97

Item 1. Reports to Stockholders.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000®1.5x STRATEGY FUND

	Shares	Value

Spectrum Brands Holdings, Inc.*	60	$1,666
Central Garden and Pet Co. — Class A*	180	1,658
Snyders-Lance, Inc.	80	1,588
Prestige Brands Holdings, Inc.*	127	1,461
Dole Food Company, Inc.*	106	1,445
Star Scientific, Inc.*	301	1,367
Weis Markets, Inc.	30	1,214
Winn-Dixie Stores, Inc.*	170	1,214
Pilgrim’s Pride Corp.*	152	1,172
Alliance One International, Inc.*	280	1,126
Cal-Maine Foods, Inc.	37	1,091
Pantry, Inc.*	73	1,083
Spartan Stores, Inc.	68	1,006
Smart Balance, Inc.*	190	872
Seneca Foods Corp. — Class A*	27	806
USANA Health Sciences, Inc.*	23	794
Medifast, Inc.*	40	790
Coca-Cola Bottling Company Consolidated	11	735
Ingles Markets, Inc. — Class A	36	713
Limoneira Co.	30	711
Inter Parfums, Inc.	37	685
Calavo Growers, Inc.	30	656
Synutra International, Inc.*	57	655
Imperial Sugar Co.	41	547
Revlon, Inc. — Class A*	33	524
Village Super Market, Inc. — Class A	17	495
Nutraceutical International Corp.*	32	479
Oil-Dri Corporation of America	22	469
National Beverage Corp.	30	412
MGP Ingredients, Inc.	45	392
Arden Group, Inc. — Class A	5	382
Schiff Nutrition International, Inc.	36	328
Griffin Land & Nurseries, Inc.	10	322
Female Health Co.	59	294
Susser Holdings Corp.*	22	288
Farmer Brothers Co.	20	242
John B. Sanfilippo & Son, Inc.*	20	234
Lifeway Foods, Inc.*	18	188
Nature’s Sunshine Products, Inc.*	20	179
Alico, Inc.	6	161
Harbinger Group, Inc.*	30	156
Bridgford Foods Corp.	10	112

Total Consumer Staples		112,324

TELECOMMUNICATION SERVICES — 0.1%
AboveNet, Inc.	69	4,475
Cogent Communications Group, Inc.*	144	2,055
Hughes Communications, Inc.*	30	1,790
General Communication, Inc. — Class A*	155	1,696
Cincinnati Bell, Inc.*	626	1,678
NTELOS Holdings Corp.	90	1,657
Neutral Tandem, Inc.*	103	1,519
Vonage Holdings Corp.*	330	1,505
Alaska Communications Systems Group, Inc.	140	1,491
Premiere Global Services, Inc.*	192	1,463
Consolidated Communications Holdings, Inc.	76	1,423
PAETEC Holding Corp.*	388	1,296
Global Crossing Ltd.*	91	1,267
Shenandoah Telecommunications Co.	70	1,264
Atlantic Tele-Network, Inc.	30	1,116
IDT Corp. — Class B	40	1,078
USA Mobility, Inc.	70	1,014
Cbeyond, Inc.*	84	980
Iridium Communications, Inc.*	110	877
ICO Global Communications Holdings Ltd.*	296	790
FiberTower Corp.*	165	332
Globalstar, Inc.*	220	279

Total Telecommunication Services		31,045

Total Common Stocks (Cost $1,703,251)		3,865,040

WARRANT†† — 0.0%
CONSUMER DISCRETIONARY - 0.0% Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	250	42

Total Warrant (Cost $—)		42

RIGHTS†† - 0.0% Empire Resorts, Inc., Expires 07/25/11	80	—

Total Rights (Cost $—)		—

CLOSED-END FUND† - 0.0% Kayne Anderson Energy Development Co.	30	587

Total Closed-End Fund (Cost $182)		587

98 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Face
	Amount	Value
REPURCHASE AGREEMENTS††2 — 86.9%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$17,995,717	$17,995,717
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[3]	11,371,349	11,371,349
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	6,673,721	6,673,721
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	1,199,714	1,199,714

Total Repurchase Agreements (Cost $37,240,501)		37,240,501

Total Investments — 95.9% (Cost $38,943,934)		$41,106,170

Cash & Other Assets, Less Liabilities — 4.1%		1,771,129

Total Net Assets — 100.0%		$42,877,299

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED †
June 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $3,448,920)	41	$114,640

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2011 Russell 2000 Index Swap, Terminating 04/27/11[4] (Notional Value $49,386,216)	58,546	1,248,363
Credit Suisse Capital, LLC April 2011 Russell 2000 Index Swap, Terminating 04/28/11[4] (Notional Value $6,527,872)	7,739	143,284
Morgan Stanley Capital Services, Inc. April 2011 Russell 2000 Index Swap, Terminating 04/26/11[4] (Notional Value $923,596)	1,095	21,959

(Total Notional Value $56,837,684)		$1,413,606

*	Non-income producing security

†	Value determined based on Level 1 inputs, except as otherwise noted — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

†††	Value determined based on Level 3 inputs — See Note 8.

[1]	Illiquid security.

[2]	Repurchase Agreements — See Note 7.

[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate. plc — Public Limited Company REIT — Real Estate Investment Trust

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 99

RUSSELL 2000® 1.5x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$3,865,669
Repurchase agreements, at value	37,240,501

Total investments	41,106,170
Segregated cash with broker	283,400
Cash	13
Unrealized appreciation on swap agreements	1,413,606
Receivables:
Variation margin	11,276
Securities sold	1,513
Fund shares sold	153,354
Dividends	3,688
Interest	64

Total assets	42,973,084

Liabilities:
Payable for:
Fund shares redeemed	45,301
Management fees	27,363
Custodian fees	851
Transfer agent/maintenance fees	7,601
Distribution and service fees	9,261
Portfolio accounting fees	3,041
Other	2,367

Total liabilities	95,785

Net Assets	$42,877,299

Net Assets Consist Of:
Paid in capital	$48,572,855
Accumulated net investment loss	(3,229)
Accumulated net realized loss on investments	(9,382,809)
Net unrealized appreciation on investments	3,690,482

Net assets	$42,877,299

A-Class:
Net assets	$2,311,699
Capital shares outstanding	67,256
Net asset value per share	$34.37

Maximum offering price per share*	$36.08

C-Class:
Net assets	$2,785,747
Capital shares outstanding	87,741
Net asset value per share	$31.75

H-Class:
Net assets	$37,779,853
Capital shares outstanding	1,101,659
Net asset value per share	$34.29

Investments, at cost	$1,703,433
Repurchase agreements, at cost	37,240,501

Total cost	$38,943,934

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $8)	$99,960
Interest	23,048

Total investment income	123,008

Expenses:
Management fees	234,264
Transfer agent and administrative fees	65,073
Distribution and service fees:
A-Class	4,834
C-Class	23,921
H-Class	54,259
Portfolio accounting fees	26,029
Trustees’ fees**	2,367
Miscellaneous	54,294

Total expenses	465,041

Net investment loss	(342,033)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,268,715
Swap agreements	6,639,594
Futures contracts	(1,322,497)

Net realized gain	7,585,812

Net change in unrealized appreciation (depreciation) on:
Investments	(1,918,026)
Swap agreements	283,934
Futures contracts	117,475

Net change in unrealized appreciation (depreciation)	(1,516,617)

Net realized and unrealized gain	6,069,195

Net increase in net assets resulting from operations	$5,727,162

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

100 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® 1.5x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(342,033)	$(208,472)
Net realized gain on investments	7,585,812	4,024,925
Net change in unrealized appreciation (depreciation) on investments	(1,516,617)	8,612,735

Net increase in net assets resulting from operations	5,727,162	12,429,188

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	6,815,665	2,404,655
C-Class	1,474,481	6,961,907
H-Class	198,061,598	157,669,541
Cost of shares redeemed
A-Class	(5,760,396)	(2,984,872)
C-Class	(2,047,330)	(10,371,550)
H-Class	(188,080,975)	(157,200,957)

Net increase (decrease) from capital share transactions	10,463,043	(3,521,276)

Net increase in net assets	16,190,205	8,907,912
Net assets:
Beginning of year	26,687,094	17,779,182

End of year	$42,877,299	$26,687,094

Accumulated net investment loss at end of year	$(3,229)	$(2,478)

Capital share activity:
Shares sold
A-Class	266,605	129,902
C-Class	57,713	408,232
H-Class	7,264,965	7,830,985
Shares redeemed
A-Class	(222,529)	(154,074)
C-Class	(88,368)	(578,420)
H-Class	(7,088,420)	(8,012,886)

Net increase (decrease) in shares	189,966	(376,261)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 101

RUSSELL 2000® 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.24	$12.49	$28.62	$37.24	$37.33

Income (loss) from investment operations:
Net investment income (loss)[a]	(.35)	(.11)	(.02)	.29	.10
Net gain (loss) on investments (realized and unrealized)	9.48	12.86	(16.11)	(8.83)	1.24

Total from investment operations	9.13	12.75	(16.13)	(8.54)	1.34

Less distributions from:
Net investment income	—	—	—	(.08)	—
Net realized gains	—	—	—	—	(1.43)

Total distributions	—	—	—	(.08)	(1.43)

Net asset value, end of period	$34.37	$25.24	$12.49	$28.62	$37.24

Total Return[b]	36.17%	102.08%	(56.36%)	(22.98%)	3.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,312	$585	$591	$4,372	$5,976

Ratios to average net assets:
Net investment income (loss)	(1.25%)	(0.59%)	(0.07%)	0.81%	0.28%
Total expenses	1.72%	1.71%	1.70%	1.67%	1.66%

Portfolio turnover rate	211%	109%	288%	227%	179%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$23.50	$11.71	$27.10	$35.51	$35.93

Income (loss) from investment operations:
Net investment income (loss)[a]	(.47)	(.24)	(.18)	.03	(.16)
Net gain (loss) on investments (realized and unrealized)	8.72	12.03	(15.21)	(8.36)	1.17

Total from investment operations	8.25	11.79	(15.39)	(8.33)	1.01

Less distributions from:
Net investment income	—	—	—	(.08)	—
Net realized gains	—	—	—	—	(1.43)

Total distributions	—	—	—	(.08)	(1.43)

Net asset value, end of period	$31.75	$23.50	$11.71	$27.10	$35.51

Total Return[b]	35.11%	100.68%	(56.79%)	(23.50%)	2.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,786	$2,782	$3,381	$10,873	$19,942

Ratios to average net assets:
Net investment income (loss)	(1.90%)	(1.36%)	(0.83%)	0.09%	(0.47%)
Total expenses	2.47%	2.46%	2.45%	2.42%	2.41%

Portfolio turnover rate	211%	109%	288%	227%	179%

102 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.21	$12.47	$28.62	$37.22	$37.32

Income (loss) from investment operations:
Net investment income (loss)[a]	(.35)	(.19)	(.02)	.30	.10
Net gain (loss) on investments (realized and unrealized)	9.43	12.93	(16.13)	(8.82)	1.23

Total from investment operations	9.08	12.74	(16.15)	(8.52)	1.33

Less distributions from:
Net investment income	—	—	—	(.08)	—
Net realized gains	—	—	—	—	(1.43)

Total distributions	—	—	—	(.08)	(1.43)

Net asset value, end of period	$34.29	$25.21	$12.47	$28.62	$37.22

Total Return[b]	36.02%	102.17%	(56.43%)	(22.93%)	3.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,780	$23,320	$13,807	$13,839	$42,861

Ratios to average net assets:
Net investment income (loss)	(1.25%)	(0.94%)	(0.07%)	0.83%	0.27%
Total expenses	1.72%	1.71%	1.70%	1.67%	1.66%

Portfolio turnover rate	211%	109%	288%	227%	179%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 103

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)                  March 31, 2011
RUSSELL 2000® FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000 Index (the “underlying index”).
Inception: May 31, 2006
Russell 2000® Fund H-Class turned in a 24.32% performance for the one-year period ended March 31, 2011. Its benchmark, the Russell 2000 Index, was up 25.80% for the period. Russell 2000® Fund maintained a daily correlation of over 99% to its benchmark of the daily price movement of the Russell 2000 Index.
The biggest performance contributors to the index during the period were Information Technology (7.78%), Industrials (4.49%) and Energy (3.21%). Telecommunication Services (0.29%), Consumer Staples (0.55%) and Utilities (0.69%) provided the least performance to the index during the year.
Riverbed Technology, Inc., VeriFone Systems, Inc. and TIBCO Software, Inc. were among the stocks which provided the most performance to the index during the year. Corinthian Colleges, Inc., Human Genome Sciences, Inc. and TiVo, Inc. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings
(% of Total Net Assets)

Riverbed Technology, Inc.	0.1%
VeriFone Systems, Inc.	0.1%
TIBCO Software, Inc.	0.1%
Brigham Exploration Co.	0.1%
Rackspace Hosting, Inc.	0.1%
Nordson Corp.	0.1%
Sotheby’s	0.1%
American Capital Ltd.	0.1%
Deckers Outdoor Corp.	0.1%
AMERIGROUP Corp.	0.1%

Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
104 THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

			A-Class			C-Class		H-Class
			(05/31/06)			(05/31/06)		(05/31/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION

RUSSELL 2000® FUND	24.30%	18.42%	3.05%	2.01%	23.25%	22.25%	2.23%	24.32%	3.03%

RUSSELL 2000 INDEX	25.80%	25.80%	4.73%	4.73%	25.80%	25.80%	4.73%	25.80%	4.73%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value
COMMON STOCKS† - 10.4%
FINANCIALS - 2.0%
American Capital Ltd.*	1,154	$11,425
Highwoods Properties, Inc.	245	8,577
BioMed Realty Trust, Inc.	440	8,369
SVB Financial Group*	147	8,369
CBL & Associates Properties, Inc.	466	8,118
Apollo Investment Corp.	665	8,020
Stifel Financial Corp.*	110	7,897
Signature Bank*	140	7,896
MFA Financial, Inc.	956	7,839
Entertainment Properties Trust	167	7,819
Home Properties, Inc.	130	7,663
National Retail Properties, Inc.	284	7,421
Alterra Capital Holdings Ltd.	330	7,372
Tanger Factory Outlet Centers	280	7,347
Mid-America Apartment Communities, Inc.	110	7,062
ProAssurance Corp.*	110	6,971
Omega Healthcare Investors, Inc.	311	6,948
Kilroy Realty Corp.	178	6,912
Prosperity Bancshares, Inc.	160	6,843
Post Properties, Inc.	167	6,555
LaSalle Hotel Properties	237	6,399
FirstMerit Corp.	370	6,312
Washington Real Estate Investment Trust	199	6,187
MGIC Investment Corp.*	678	6,027
Extra Space Storage, Inc.	290	6,006
First American Financial Corp.	360	5,940
DiamondRock Hospitality Co.	527	5,887
CNO Financial Group, Inc.*	758	5,693
Potlatch Corp.	137	5,507
NewAlliance Bancshares, Inc.	370	5,491
Iberiabank Corp.	90	5,412
Platinum Underwriters Holdings Ltd.	140	5,333
Equity Lifestyle Properties, Inc.	90	5,189
American Campus Communities, Inc.	156	5,148
Westamerica Bancorporation	100	5,137
Portfolio Recovery Associates, Inc.*	60	5,108
Colonial Properties Trust	264	5,082
Trustmark Corp.	216	5,059
American Capital Agency Corp.	173	5,041
Ezcorp, Inc. — Class A*	160	5,022
Healthcare Realty Trust, Inc.	218	4,949
Delphi Financial Group, Inc. — Class A	160	4,914
Webster Financial Corp.	220	4,715
Northwest Bancshares, Inc.	372	4,665
Cash America International, Inc.	100	4,605
Cathay General Bancorp	268	4,569
Umpqua Holdings Corp.	398	4,553
Whitney Holding Corp.	330	4,495
Medical Properties Trust, Inc.	380	4,397
Montpelier Re Holdings Ltd.	248	4,382
Knight Capital Group, Inc. — Class A*	320	4,288
Susquehanna Bancshares, Inc.	450	4,208
Astoria Financial Corp.	290	4,167
PHH Corp.*	190	4,136
Hatteras Financial Corp.	147	4,134
UMB Financial Corp.	110	4,109
FNB Corp.	387	4,079
First Cash Financial Services, Inc.*	105	4,053
Redwood Trust, Inc.	260	4,043
DCT Industrial Trust, Inc.	720	3,996
EastGroup Properties, Inc.	90	3,957
World Acceptance Corp.*	60	3,912
National Health Investors, Inc.	80	3,834
MB Financial, Inc.	180	3,773
Wintrust Financial Corp.	100	3,675
Glacier Bancorp, Inc.	240	3,612
First Financial Bankshares, Inc.	70	3,596
Starwood Property Trust, Inc.	160	3,568
Sovran Self Storage, Inc.	90	3,560
PS Business Parks, Inc.	60	3,476
Sunstone Hotel Investors, Inc.*	340	3,465
RLI Corp.	60	3,459
DuPont Fabros Technology, Inc.	140	3,395
United Bankshares, Inc.	128	3,395
Tower Group, Inc.	140	3,364
Old National Bancorp	310	3,323
National Penn Bancshares, Inc.	428	3,313
Argo Group International Holdings Ltd.	100	3,304
International Bancshares Corp.	180	3,301
Hancock Holding Co.	100	3,284
U-Store-It Trust	310	3,261
Franklin Street Properties Corp.	229	3,222
First Financial Bancorp	190	3,171
Prospect Capital Corp.	258	3,150
KBW, Inc.	120	3,143
Radian Group, Inc.	458	3,119
Selective Insurance Group, Inc.	180	3,114
Strategic Hotels & Resorts, Inc.*	480	3,096
Lexington Realty Trust	330	3,086
Capstead Mortgage Corp.	241	3,080
Texas Capital Bancshares, Inc.*	118	3,067
First Midwest Bancorp, Inc.	250	2,947
Provident Financial Services, Inc.	199	2,945
Anworth Mortgage Asset Corp.	410	2,907
Employers Holdings, Inc.	140	2,892
CVB Financial Corp.	308	2,867
iStar Financial, Inc.*	310	2,846
Invesco Mortgage Capital, Inc.	130	2,841
Greenlight Capital Re Ltd. — Class A*	98	2,765

106 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value
Ocwen Financial Corp.*	250	$2,755
NBT Bancorp, Inc.	120	2,735
Investment Technology Group, Inc.*	150	2,729
Pennsylvania Real Estate Investment Trust	188	2,683
Hersha Hospitality Trust — Class A	450	2,673
Park National Corp.	40	2,673
Sterling Bancshares, Inc.	310	2,669
American Equity Investment Life Holding Co.	200	2,624
Cousins Properties, Inc.	312	2,605
PrivateBancorp, Inc. — Class A	170	2,599
Community Bank System, Inc.	107	2,597
optionsXpress Holdings, Inc.	140	2,563
LTC Properties, Inc.	90	2,551
First Industrial Realty Trust, Inc.*	212	2,521
Columbia Banking System, Inc.	130	2,492
Acadia Realty Trust	130	2,460
Dollar Financial Corp.*	117	2,428
Oritani Financial Corp.	190	2,409
Investors Real Estate Trust	253	2,403
Infinity Property & Casualty Corp.	40	2,380
Inland Real Estate Corp.	249	2,375
Investors Bancorp, Inc.*	158	2,353
Pico Holdings, Inc.*	77	2,315
Horace Mann Educators Corp.	137	2,302
Forestar Group, Inc.*	120	2,282
Equity One, Inc.	120	2,252
Associated Estates Realty Corp.	140	2,223
PacWest Bancorp	100	2,175
Sun Communities, Inc.	60	2,139
MarketAxess Holdings, Inc.	88	2,130
Brookline Bancorp, Inc.	200	2,106
Piper Jaffray Companies, Inc.*	50	2,072
National Financial Partners Corp.*	140	2,065
Navigators Group, Inc.*	40	2,060
Nelnet, Inc. — Class A	94	2,052
Primerica, Inc.	80	2,041
Glimcher Realty Trust	219	2,026
First Potomac Realty Trust	127	2,000
Enstar Group Ltd.*	20	1,998
First Commonwealth Financial Corp.	290	1,987
BlackRock Kelso Capital Corp.	188	1,904
Independent Bank Corp.	70	1,891
MF Global Holdings Ltd.*	228	1,888
Safety Insurance Group, Inc.	40	1,844
Meadowbrook Insurance Group, Inc.	178	1,842
Pinnacle Financial Partners, Inc.*	110	1,819
Cohen & Steers, Inc.	60	1,781
Western Alliance Bancorporation*	216	1,776
City Holding Co.	50	1,768
BGC Partners, Inc. — Class A	190	1,765
Boston Private Financial Holdings, Inc.	249	1,760
Bank of the Ozarks, Inc.	40	1,748
Home Bancshares, Inc.	76	1,729
Evercore Partners, Inc. — Class A	50	1,714
Compass Diversified Holdings	116	1,710
MCG Capital Corp.	260	1,690
Internet Capital Group, Inc.*	117	1,661
S&T Bancorp, Inc.	77	1,661
WesBanco, Inc.	80	1,657
Ramco-Gershenson Properties Trust	130	1,629
Simmons First National Corp. — Class A	60	1,625
Flagstone Reinsurance Holdings S.A.	180	1,622
Universal Health Realty Income Trust	40	1,621
Ashford Hospitality Trust, Inc.	147	1,620
United Fire & Casualty Co.	80	1,617
Government Properties Income Trust	60	1,612
Getty Realty Corp.	70	1,602
Chemical Financial Corp.	80	1,594
Trustco Bank Corp.	268	1,589
Banco Latinoamericano de Comercio Exterior S.A. — Class E	90	1,571
FBL Financial Group, Inc. — Class A	50	1,536
Retail Opportunity Investments Corp.	140	1,532
Education Realty Trust, Inc.	190	1,526
Amtrust Financial Services, Inc.	80	1,526
Urstadt Biddle Properties, Inc. — Class A	80	1,522
CNA Surety Corp.*	60	1,516
Flushing Financial Corp.	100	1,490
Sandy Spring Bancorp, Inc.	80	1,477
Tejon Ranch Co.*	40	1,470
Walter Investment Management Corp.	90	1,452
Duff & Phelps Corp. — Class A	90	1,438
PennantPark Investment Corp.	120	1,430
Fifth Street Finance Corp.	107	1,428
Safeguard Scientifics, Inc.*	70	1,424
Artio Global Investors, Inc. — Class A	88	1,422
Credit Acceptance Corp.*	20	1,419
Community Trust Bancorp, Inc.	50	1,383
Hilltop Holdings, Inc.*	137	1,375
NorthStar Realty Finance Corp.	257	1,375
Renasant Corp.	80	1,358
Provident New York Bancorp	130	1,342

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value
SCBT Financial Corp.	40	$1,331
First Financial Corp.	40	1,330
Dime Community Bancshares, Inc.	90	1,328
AMERISAFE, Inc.*	60	1,327
Harleysville Group, Inc.	40	1,325
PMI Group, Inc.*	488	1,318
Hercules Technology Growth Capital, Inc.	117	1,287
Danvers Bancorp, Inc.	60	1,285
TowneBank	82	1,284
Maiden Holdings Ltd.	170	1,273
Newcastle Investment Corp.*	210	1,268
Tompkins Financial Corp.	30	1,247
Nara Bancorp, Inc.*	128	1,231
Citizens Republic Bancorp, Inc.*	1,354	1,205
Washington Trust Bancorp, Inc.	50	1,187
Encore Capital Group, Inc.*	50	1,185
Virtus Investment Partners, Inc.*	20	1,178
Cardinal Financial Corp.	99	1,154
Parkway Properties, Inc.	67	1,139
FPIC Insurance Group, Inc.*	30	1,137
StellarOne Corp.	80	1,136
Lakeland Financial Corp.	50	1,134
eHealth, Inc.*	85	1,131
West Coast Bancorp*	320	1,110
PennyMac Mortgage Investment Trust	60	1,103
Financial Engines, Inc.*	40	1,102
GFI Group, Inc.	219	1,099
Global Indemnity plc — Class A*	50	1,099
MVC Capital, Inc.	80	1,098
Cedar Shopping Centers, Inc.	180	1,085
Phoenix Companies, Inc.*	397	1,080
Southside Bancshares, Inc.	50	1,070
Univest Corporation of Pennsylvania	60	1,063
Berkshire Hills Bancorp, Inc.	50	1,042
CapLease, Inc.	190	1,041
Beneficial Mutual Bancorp, Inc.*	120	1,034
TradeStation Group, Inc.*	147	1,032
Camden National Corp.	30	1,027
International. FCStone, Inc.*	40	1,017
SY Bancorp, Inc.	40	1,006
Oppenheimer Holdings, Inc. — Class A	30	1,005
1st Source Corp.	50	1,002
Calamos Asset Management, Inc. — Class A	60	995
Southwest Bancorp, Inc.	70	993
United Financial Bancorp, Inc.	60	991
NewStar Financial, Inc.*	90	983
Winthrop Realty Trust	80	980
Resource Capital Corp.	148	975
Oriental Financial Group, Inc.	77	966
Kite Realty Group Trust	180	956
Advance America Cash Advance Centers, Inc.	180	954
TICC Capital Corp.	87	946
Two Harbors Investment Corp.	90	942
WSFS Financial Corp.	20	942
Colony Financial, Inc.	50	941
GAMCO Investors, Inc. — Class A	20	927
State Auto Financial Corp.	50	911
Westfield Financial, Inc.	100	906
First Busey Corp.	178	904
Triangle Capital Corp.	50	903
HFF, Inc. — Class A*	60	902
Sterling Bancorp — Class N	90	901
Saul Centers, Inc.	20	891
Center Financial Corp.*	120	881
Citizens, Inc.*	120	876
Abington Bancorp, Inc.	70	856
Bancfirst Corp.	20	854
Eagle Bancorp, Inc.*	60	843
Cogdell Spencer, Inc.	140	832
Northfield Bancorp, Inc.	60	828
Apollo Commercial Real Estate Finance, Inc.	50	818
Trico Bancshares	50	816
Ameris Bancorp	80	813
Westwood Holdings Group, Inc.	20	805
RAIT Financial Trust	327	804
Diamond Hill Investment Group, Inc.	10	800
Territorial Bancorp, Inc.	40	797
Hudson Valley Holding Corp.	36	792
Gladstone Capital Corp.	70	792
Arrow Financial Corp.	31	767
CoBiz Financial, Inc.	110	764
Kennedy-Wilson Holdings, Inc.*	70	760
United Community Banks, Inc.*	320	758
Lakeland Bancorp, Inc.	73	758
Monmouth Real Estate Investment Corp. — Class A	91	747
Bank of Marin Bancorp	20	746
First Merchants Corp.	90	744
Bancorp, Inc.*	80	738
Main Street Capital Corp.	40	738
FelCor Lodging Trust, Inc.*	118	723
SeaBright Holdings, Inc.	70	718
First Community Bancshares, Inc.	50	709
Home Federal Bancorp, Inc.	60	707
Washington Banking Co.	50	705
Enterprise Financial Services Corp.	50	703
Baldwin & Lyons, Inc. — Class B	30	703
MainSource Financial Group, Inc.	70	701
Financial Institutions, Inc.	40	700
OceanFirst Financial Corp.	50	697
Chesapeake Lodging Trust	40	696

108 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value
German American Bancorp, Inc.	40	$688
Heartland Financial USA, Inc.	40	680
First Financial Holdings, Inc.	60	679
Union First Market Bankshares Corp.	60	675
NGP Capital Resources Co.	70	675
Agree Realty Corp.	30	673
Citizens & Northern Corp.	40	672
Presidential Life Corp.	70	667
Alliance Financial Corp.	20	667
First Bancorp	50	663
ESSA Bancorp, Inc.	50	660
ViewPoint Financial Group	50	650
FBR Capital Markets Corp.*	180	644
Great Southern Bancorp, Inc.	30	644
American Safety Insurance Holdings Ltd.*	30	643
Bank Mutual Corp.	150	634
OmniAmerican Bancorp, Inc.*	40	634
Epoch Holding Corp.	40	631
Suffolk Bancorp	30	629
Stewart Information Services Corp.	60	629
State Bancorp, Inc.	60	623
Metro Bancorp, Inc.*	50	618
Bryn Mawr Bank Corp.	30	617
Pacific Continental Corp.	60	611
Arlington Asset Investment Corp. — Class A	20	609
SWS Group, Inc.	100	607
Avatar Holdings, Inc.*	30	594
MPG Office Trust, Inc.*	160	594
Excel Trust, Inc.	50	590
Republic Bancorp, Inc. — Class A	30	584
National Bankshares, Inc.	20	578
Farmer Mac — Class C	30	573
Ames National Corp.	30	573
CreXus Investment Corp.	50	571
Harris & Harris Group, Inc.*	105	565
Sanders Morris Harris Group, Inc.	70	561
Centerstate Banks, Inc.	80	560
Orrstown Financial Services, Inc.	20	560
BankFinancial Corp.	60	551
Gladstone Commercial Corp.	30	547
First Interstate Bancsystem, Inc. — Class A	40	544
Gladstone Investment Corp.	70	543
Donegal Group, Inc. — Class A	40	535
Merchants Bancshares, Inc.	20	530
Terreno Realty Corp.	30	517
Capital City Bank Group, Inc.	40	507
Dynex Capital, Inc.	50	503
Kearny Financial Corp.	50	501
EMC Insurance Group, Inc.	20	497
1st United Bancorp, Inc.*	70	491
Chatham Lodging Trust	30	488
Cowen Group, Inc. — Class A*	120	481
Peoples Bancorp, Inc.	40	481
Solar Capital Ltd.	20	478
LaBranche & Company, Inc.*	120	472
Penson Worldwide, Inc.*	70	470
Rockville Financial, Inc.*	45	469
Gleacher & Company, Inc.*	268	466
Home Bancorp, Inc.*	30	460
Sabra Healthcare REIT, Inc.	26	458
First Bancorp, Inc.	30	458
One Liberty Properties, Inc.	30	452
American National Bankshares, Inc.	20	450
Bridge Bancorp, Inc.	20	447
Sierra Bancorp	40	447
Tower Bancorp, Inc.	20	446
ESB Financial Corp.	30	443
Medallion Financial Corp.	50	440
Hanmi Financial Corp.*	350	434
Midsouth Bancorp, Inc.	30	434
First Marblehead Corp.*	197	433
JMP Group, Inc.	50	431
Heritage Financial Corp.*	30	425
Meridian Interstate Bancorp, Inc.*	30	421
National Interstate Corp.	20	417
THL Credit, Inc.	30	410
Thomas Properties Group, Inc.*	120	402
Virginia Commerce Bancorp, Inc.*	70	402
West Bancorporation, Inc.	50	399
Pebblebrook Hotel Trust	18	399
Peapack Gladstone Financial Corp.	30	398
Mission West Properties, Inc.	60	394
Penns Woods Bancorp, Inc.	10	389
Crawford & Co. — Class B	80	381
Cypress Sharpridge Investments, Inc.	30	380
Marlin Business Services Corp.*	30	370
Encore Bancshares, Inc.*	30	364
Ladenburg Thalmann Financial Services, Inc.*	310	356
Clifton Savings Bancorp, Inc.	30	356
Wilshire Bancorp, Inc.	70	343
Asta Funding, Inc.	40	342
Hallmark Financial Services*	40	335
Roma Financial Corp.	30	332
Universal Insurance Holdings, Inc.	60	325
Consolidated-Tomoka Land Co.	10	324
Kansas City Life Insurance Co.	10	320
Golub Capital BDC, Inc.	20	316
Taylor Capital Group, Inc.*	30	315
BofI Holding, Inc.*	20	310
Bancorp Rhode Island, Inc.	10	309
UMH Properties, Inc.	30	298

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value
MidWestOne Financial Group, Inc.	20	$297
Fox Chase Bancorp, Inc.	20	278
First of Long Island Corp.	10	278
Asset Acceptance Capital Corp.*	50	268
Century Bancorp, Inc. — Class A	10	268
CompuCredit Holdings Corp.*	40	263
Primus Guaranty Ltd.*	50	254
Flagstar Bancorp, Inc.*	160	240
Pzena Investment Management, Inc. — Class A	30	212
Life Partners Holdings, Inc.	25	201
Kaiser Federal Financial Group, Inc.	14	172
First BanCorp*	33	165
NASB Financial, Inc.	10	162
California First National Bancorp	10	153
First South Bancorp, Inc.	30	150
CNB Financial Corp.	10	145
Green Bankshares, Inc.*	40	112
Rodman & Renshaw Capital Group, Inc.*	50	102
Doral Financial Corp.*	60	66
Waterstone Financial, Inc.*	20	61

Total Financials		809,439

INFORMATION TECHNOLOGY — 2.0%
Riverbed Technology, Inc.*	428	16,114
VeriFone Systems, Inc.*	292	16,045
TIBCO Software, Inc.*	568	15,478
Rackspace Hosting, Inc.*	337	14,440
Acme Packet, Inc.*	150	10,644
Ariba, Inc.*	300	10,242
Jack Henry & Associates, Inc.	294	9,964
Parametric Technology Corp.*	400	8,996
Aruba Networks, Inc.*	264	8,934
ADTRAN, Inc.	210	8,917
Netlogic Microsystems, Inc.*	212	8,908
SuccessFactors, Inc.*	212	8,287
Concur Technologies, Inc.*	140	7,763
InterDigital, Inc.	150	7,156
Veeco Instruments, Inc.*	140	7,118
Wright Express Corp.*	137	7,102
TriQuint Semiconductor, Inc.*	530	6,842
Cavium Networks, Inc.*	149	6,695
GSI Commerce, Inc.*	220	6,439
Omnivision Technologies, Inc.*	180	6,395
Anixter International, Inc.	90	6,290
Fortinet, Inc.*	140	6,160
Finisar Corp.*	250	6,150
CACI International, Inc. — Class A*	100	6,132
Progress Software Corp.*	210	6,109
CommVault Systems, Inc.*	150	5,982
Plantronics, Inc.	160	5,859
RF Micro Devices, Inc.*	914	5,859
Microsemi Corp.*	280	5,799
Lawson Software, Inc.*	478	5,784
Hittite Microwave Corp.*	90	5,739
Universal Display Corp.*	104	5,724
MKS Instruments, Inc.	170	5,661
Cymer, Inc.*	100	5,658
Arris Group, Inc.*	440	5,606
Mentor Graphics Corp.*	364	5,325
OpenTable, Inc.*	50	5,318
Semtech Corp.*	210	5,254
Quest Software, Inc.*	200	5,078
IPG Photonics Corp.*	88	5,076
TTM Technologies, Inc.*	278	5,048
Cirrus Logic, Inc.*	237	4,984
Plexus Corp.*	140	4,908
MAXIMUS, Inc.	60	4,870
Digital River, Inc.*	130	4,866
SAVVIS, Inc.*	130	4,822
Ultimate Software Group, Inc.*	80	4,700
Coherent, Inc.*	80	4,649
Taleo Corp. — Class A*	130	4,635
Unisys Corp.*	147	4,589
j2 Global Communications, Inc.*	150	4,426
Fair Isaac Corp.	140	4,425
FEI Co.*	130	4,384
Viasat, Inc.*	110	4,382
JDA Software Group, Inc.*	140	4,236
Cabot Microelectronics Corp.*	80	4,180
Benchmark Electronics, Inc.*	218	4,135
Integrated Device Technology, Inc.*	560	4,127
Sapient Corp.*	357	4,088
Blackbaud, Inc.	150	4,086
MicroStrategy, Inc. — Class A*	30	4,034
ValueClick, Inc.*	278	4,020
Littelfuse, Inc.	70	3,997
Blackboard, Inc.*	110	3,986
Rofin-Sinar Technologies, Inc.*	100	3,950
Blue Coat Systems, Inc.*	140	3,942
SRA International, Inc. — Class A*	138	3,914
Entegris, Inc.*	445	3,903
Cognex Corp.	137	3,870
Netgear, Inc.*	118	3,828
Terremark Worldwide, Inc.*	200	3,800
Diodes, Inc.*	110	3,747
Take-Two Interactive Software, Inc.*	240	3,689
Scansource, Inc.*	96	3,647
ACI Worldwide, Inc.*	110	3,608
Websense, Inc.*	157	3,606
TiVo, Inc.*	399	3,495
Constant Contact, Inc.*	100	3,490
Acxiom Corp.*	235	3,372
Stratasys, Inc.*	70	3,290
DealerTrack Holdings, Inc.*	140	3,214
Harmonic, Inc.*	339	3,180

110 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value
Aspen Technology, Inc.*	210	$3,148
L-1 Identity Solutions, Inc. — Class 1*	266	3,133
Tessera Technologies, Inc.*	170	3,104
Loral Space & Communications, Inc.*	40	3,102
Euronet Worldwide, Inc.*	160	3,093
Power Integrations, Inc.	80	3,066
Sanmina-SCI Corp.*	270	3,027
Brooks Automation, Inc.*	220	3,021
Synaptics, Inc.*	110	2,972
Mantech International Corp. — Class A*	70	2,968
Emulex Corp.*	278	2,966
Checkpoint Systems, Inc.*	130	2,922
Earthlink, Inc.	369	2,889
Advent Software, Inc.*	100	2,867
SolarWinds, Inc.*	120	2,815
DTS, Inc.*	60	2,798
STEC, Inc.*	138	2,772
Netscout Systems, Inc.*	100	2,732
Insight Enterprises, Inc.*	160	2,725
Comtech Telecommunications Corp.	100	2,718
Sonus Networks, Inc.*	710	2,670
Brightpoint, Inc.*	242	2,623
SYNNEX Corp.*	80	2,618
Manhattan Associates, Inc.*	80	2,618
Infinera Corp.*	309	2,593
DG FastChannel, Inc.*	80	2,578
Bottomline Technologies, Inc.*	100	2,514
Tyler Technologies, Inc.*	105	2,490
Sourcefire, Inc.*	90	2,476
Synchronoss Technologies, Inc.*	70	2,433
Amkor Technology, Inc.*	358	2,413
Silicon Image, Inc.*	267	2,395
VirnetX Holding Corp.	120	2,389
NIC, Inc.	190	2,367
comScore, Inc.*	80	2,361
Lattice Semiconductor Corp.*	400	2,360
Applied Micro Circuits Corp.*	227	2,356
Ultratech, Inc.*	80	2,352
Micrel, Inc.	170	2,292
Heartland Payment Systems, Inc.	130	2,279
MTS Systems Corp.	50	2,278
Kulicke & Soffa Industries, Inc.*	242	2,263
Park Electrochemical Corp.	70	2,257
Rogers Corp.*	50	2,253
Avid Technology, Inc.*	100	2,230
Electronics for Imaging, Inc.*	150	2,207
CSG Systems International, Inc.*	110	2,193
RightNow Technologies, Inc.*	70	2,191
Silicon Graphics International Corp.*	100	2,140
Ancestry.com, Inc.*	60	2,127
Kenexa Corp.*	77	2,124
Black Box Corp.	60	2,109
LogMeIn, Inc.*	50	2,108
Newport Corp.*	118	2,104
Syntel, Inc.	40	2,089
ATMI, Inc.*	110	2,077
Powerwave Technologies, Inc.*	458	2,066
Ebix, Inc.*	87	2,058
Oclaro, Inc.*	177	2,037
FARO Technologies, Inc.*	50	2,000
Volterra Semiconductor Corp.*	80	1,986
Standard Microsystems Corp.*	80	1,973
Radiant Systems, Inc.*	110	1,947
TeleTech Holdings, Inc.*	100	1,938
Tekelec*	238	1,933
Forrester Research, Inc.	50	1,915
Advanced Energy Industries, Inc.*	117	1,913
Pegasystems, Inc.	50	1,897
LivePerson, Inc.*	150	1,896
OSI Systems, Inc.*	50	1,876
Ceva, Inc.*	70	1,871
Entropic Communications, Inc.*	220	1,859
Quantum Corp.*	732	1,845
Cardtronics, Inc.*	90	1,831
United Online, Inc.	290	1,828
Hypercom Corp.*	150	1,804
Epicor Software Corp.*	160	1,771
Zoran Corp.*	170	1,766
Ixia*	111	1,763
NetSuite, Inc.*	60	1,745
Formfactor, Inc.*	168	1,730
Intermec, Inc.*	160	1,726
Power-One, Inc.*	197	1,724
Measurement Specialties, Inc.*	50	1,703
Mercury Computer Systems, Inc.*	80	1,693
Photronics, Inc.*	180	1,615
EPIQ Systems, Inc.	110	1,580
iGate Corp.	84	1,577
MIPS Technologies, Inc. — Class A*	150	1,574
Electro Scientific Industries, Inc.*	90	1,562
Monolithic Power Systems, Inc.*	110	1,561
Opnet Technologies, Inc.	40	1,560
Maxwell Technologies, Inc.*	90	1,554
Vocus, Inc.*	60	1,552
Interactive Intelligence, Inc.*	40	1,548
Methode Electronics, Inc.	128	1,546
LTX-Credence Corp.*	163	1,488
Sycamore Networks, Inc.	60	1,466
Ciber, Inc.*	218	1,461
Accelrys, Inc.*	179	1,432
Magma Design Automation, Inc.*	207	1,412
TNS, Inc.*	90	1,401
SMART Modular Technologies WWH, Inc.*	180	1,399
Rubicon Technology, Inc.*	50	1,384

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value
Oplink Communications, Inc.*	71	$1,384
Travelzoo, Inc.*	20	1,332
Sigma Designs, Inc.*	100	1,295
Cohu, Inc.	83	1,275
Move, Inc.*	524	1,252
Super Micro Computer, Inc.*	78	1,251
VASCO Data Security International, Inc.*	90	1,236
ShoreTel, Inc.*	150	1,235
Knot, Inc.*	100	1,205
CTS Corp.	110	1,188
Daktronics, Inc.	110	1,182
Cass Information Systems, Inc.	30	1,179
S1 Corp.*	170	1,136
Multi-Fineline Electronix, Inc.*	40	1,129
NVE Corp.*	20	1,127
Xyratex Ltd.*	100	1,118
Internap Network Services Corp.*	170	1,117
Imation Corp.*	100	1,114
Nanometrics, Inc.*	60	1,085
Echelon Corp.*	107	1,084
Extreme Networks*	307	1,075
IXYS Corp.*	80	1,074
Rudolph Technologies, Inc.*	97	1,061
ExlService Holdings, Inc.*	50	1,058
Aviat Networks, Inc.*	204	1,055
Limelight Networks, Inc.*	147	1,053
RealNetworks, Inc.*	282	1,049
THQ, Inc.*	230	1,049
Kopin Corp.*	227	1,042
Electro Rent Corp.	60	1,031
Infospace, Inc.*	118	1,022
PROS Holdings, Inc.*	70	1,020
Anadigics, Inc.*	227	1,017
Monotype Imaging Holdings, Inc.*	70	1,015
Anaren, Inc.*	50	1,005
MoneyGram International, Inc.*	287	984
EMS Technologies, Inc.*	50	983
Perficient, Inc.*	80	961
Axcelis Technologies, Inc.*	360	954
Virtusa Corp.*	50	937
Smith Micro Software, Inc.*	100	936
Pericom Semiconductor Corp.*	90	933
UTStarcom, Inc.*	392	921
Symmetricom, Inc.*	150	920
Mindspeed Technologies, Inc.*	107	905
Liquidity Services, Inc.*	50	893
Saba Software, Inc.*	90	883
Bel Fuse, Inc. — Class B	40	880
Zygo Corp.*	60	877
Intevac, Inc.*	70	870
Globecomm Systems, Inc.*	70	863
Seachange International, Inc.*	90	855
LoopNet, Inc.*	60	849
Pulse Electronics Corp.	140	847
Wave Systems Corp. — Class A*	270	845
Digi International, Inc.*	80	845
KIT Digital, Inc.*	70	843
Integrated Silicon Solution, Inc.*	90	834
support.com, Inc.*	160	830
SS&C Technologies Holdings, Inc.*	40	817
ModusLink Global Solutions, Inc.	148	808
DemandTec, Inc.*	60	790
Spectrum Control, Inc.*	40	787
Cray, Inc.*	120	774
Actuate Corp.*	148	770
KVH Industries, Inc.*	50	756
Dice Holdings, Inc.*	50	755
Gerber Scientific, Inc.*	80	749
Spansion, Inc. — Class A*	40	747
Keynote Systems, Inc.	40	742
Integral Systems, Inc.*	60	730
Ultra Clean Holdings*	70	724
AXT, Inc.*	100	717
Lionbridge Technologies, Inc.*	207	710
Exar Corp.*	117	704
Zix Corp.*	190	699
Radisys Corp.*	80	693
Immersion Corp.*	90	688
QuinStreet, Inc.*	30	682
Supertex, Inc.*	30	668
Computer Task Group, Inc.*	50	664
Richardson Electronics Ltd.	50	659
Conexant Systems, Inc.*	270	643
Calix, Inc.*	31	630
TeleCommunication Systems, Inc. — Class A*	150	618
DSP Group, Inc.*	80	616
Openwave Systems, Inc.*	287	614
Novatel Wireless, Inc.*	110	601
Digimarc Corp.*	20	578
Global Cash Access Holdings, Inc.*	170	556
GSI Technology, Inc.*	60	545
MoSys, Inc.*	90	541
Stamps.com, Inc.	40	534
Deltek, Inc.*	70	532
Advanced Analogic Technologies, Inc.*	140	529
Rosetta Stone, Inc.*	40	528
Echo Global Logistics, Inc.*	40	525
American Software, Inc. — Class A	70	517
PDF Solutions, Inc.*	77	512
X-Rite, Inc.*	107	508
NCI, Inc. — Class A*	20	487
Rimage Corp.	30	484
Marchex, Inc. — Class A	60	472
Renaissance Learning, Inc.	40	470
PLX Technology, Inc.*	127	464

112 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value
PC-Telephone, Inc.*	60	$460
FalconStor Software, Inc.*	100	455
TechTarget, Inc.*	50	445
BigBand Networks, Inc.*	170	434
DDi Corp.	40	423
Mattson Technology, Inc.*	170	415
Meru Networks, Inc.*	20	406
Hackett Group, Inc.*	100	384
FSI International, Inc.*	87	381
Network Equipment Technologies, Inc.*	100	377
Comverge, Inc.*	80	373
Opnext, Inc.*	150	365
TeleNav, Inc.*	30	356
Agilysys, Inc.*	60	344
SRS Labs, Inc.*	40	342
Online Resources Corp.*	90	340
Guidance Software, Inc.*	40	335
SPS Commerce, Inc.*	20	310
Trident Microsystems, Inc.*	243	279
Tier Technologies, Inc. — Class B*	50	275
Viasystems Group, Inc.*	10	273
ePlus, Inc.*	10	266
PC Connection, Inc.*	30	266
CDC Corp. — Class A*	100	255
Alpha & Omega Semiconductor Ltd.*	20	254
MaxLinear, Inc. — Class A*	30	245
Network Engines, Inc.*	120	244
Convio, Inc.*	20	232
Tessco Technologies, Inc.	20	230
Hutchinson Technology, Inc.*	80	226
Local.com Corp.*	50	195
Presstek, Inc.*	90	187
QAD, Inc. — Class A*	16	172
Ikanos Communications, Inc.*	100	114
Stream Global Services, Inc.*	20	61
QAD, Inc. — Class B*	4	41

Total Information Technology		805,790

INDUSTRIALS — 1.7%
Nordson Corp.	110	12,657
Acuity Brands, Inc.	150	8,774
GrafTech International Ltd.*	410	8,458
Clean Harbors, Inc.*	80	7,893
CLARCOR, Inc.	170	7,638
Genesee & Wyoming, Inc. — Class A*	130	7,566
Alaska Air Group, Inc.*	118	7,484
Esterline Technologies Corp.*	100	7,072
EMCOR Group, Inc.*	228	7,061
Woodward, Inc.	200	6,912
Moog, Inc. — Class A*	150	6,887
Actuant Corp. — Class A	237	6,873
United Rentals, Inc.*	202	6,723
Dollar Thrifty Automotive Group, Inc.*	100	6,673
Hexcel Corp.*	330	6,498
Avis Budget Group, Inc.*	356	6,376
EnerSys*	160	6,360
Atlas Air Worldwide Holdings, Inc.*	90	6,275
Watsco, Inc.	90	6,274
HEICO Corp.	100	6,252
Teledyne Technologies, Inc.*	117	6,050
Robbins & Myers, Inc.	130	5,979
Belden, Inc.	158	5,933
Brady Corp. — Class A	160	5,710
United Stationers, Inc.	80	5,684
Middleby Corp.*	60	5,593
AO Smith Corp.	125	5,542
JetBlue Airways Corp.*	882	5,530
Chart Industries, Inc.*	100	5,504
Herman Miller, Inc.	197	5,416
Geo Group, Inc.*	210	5,384
Tetra Tech, Inc.*	218	5,382
Triumph Group, Inc.	60	5,307
Brink’s Co.	160	5,298
Curtiss-Wright Corp.	150	5,271
Old Dominion Freight Line, Inc.*	140	4,913
Corporate Executive Board Co.	118	4,764
US Airways Group, Inc.*	546	4,756
Mueller Industries, Inc.	129	4,724
HUB Group, Inc. — Class A*	130	4,705
HNI Corp.	148	4,671
Applied Industrial Technologies, Inc.	140	4,656
Deluxe Corp.	170	4,512
CoStar Group, Inc.*	70	4,388
Kaydon Corp.	110	4,311
ABM Industries, Inc.	169	4,291
Rollins, Inc.	210	4,263
Ceradyne, Inc.*	90	4,057
Polypore International, Inc.*	70	4,031
Healthcare Services Group, Inc.	228	4,008
II-VI, Inc.*	80	3,980
Knight Transportation, Inc.	204	3,927
Briggs & Stratton Corp.	170	3,851
Simpson Manufacturing Company, Inc.	130	3,830
Watts Water Technologies, Inc. — Class A	100	3,819
Acacia Research — Acacia Technologies*	110	3,764
MasTec, Inc.*	180	3,744
American Superconductor Corp.*	150	3,731
Werner Enterprises, Inc.	140	3,706
Franklin Electric Company, Inc.	80	3,696
Orbital Sciences Corp.*	190	3,595
AAR Corp.*	128	3,548

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value
Insituform Technologies, Inc. — Class A*	130	$3,477
ESCO Technologies, Inc.	90	3,434
AirTran Holdings, Inc.*	456	3,397
Granite Construction, Inc.	120	3,372
Knoll, Inc.	160	3,354
Barnes Group, Inc.	160	3,341
Korn*	150	3,341
Mine Safety Appliances Co.	90	3,300
Interface, Inc. — Class A	177	3,273
Skywest, Inc.	190	3,215
Titan International, Inc.	120	3,193
Kaman Corp.	90	3,168
Lindsay Corp.	40	3,161
Resources Connection, Inc.	160	3,102
Raven Industries, Inc.	50	3,071
Forward Air Corp.	100	3,063
Beacon Roofing Supply, Inc.*	149	3,050
Steelcase, Inc. — Class A	267	3,038
Heartland Express, Inc.	170	2,985
GeoEye, Inc.*	71	2,952
3D Systems Corp.*	60	2,913
Amerco, Inc.*	30	2,910
Mobile Mini, Inc.*	120	2,882
Cubic Corp.	50	2,875
CIRCOR International, Inc.	60	2,821
American Science & Engineering, Inc.	30	2,771
SYKES Enterprises, Inc.*	140	2,768
Ladish Company, Inc.*	50	2,732
RBC Bearings, Inc.*	70	2,676
Wabash National Corp.*	230	2,663
Unifirst Corp.	50	2,650
TrueBlue, Inc.*	157	2,636
DigitalGlobe, Inc.*	94	2,635
Astec Industries, Inc.*	70	2,610
Advisory Board Co.*	50	2,575
Universal Forest Products, Inc.	70	2,565
Blount International, Inc.*	160	2,557
Quanex Building Products Corp.	130	2,552
RSC Holdings, Inc.*	177	2,545
EnPro Industries, Inc.*	70	2,542
Tennant Co.	60	2,522
SFN Group, Inc.*	177	2,494
Layne Christensen Co.*	70	2,415
Mueller Water Products, Inc. — Class A	528	2,365
Arkansas Best Corp.	89	2,307
GT Solar International, Inc.*	212	2,260
Dycom Industries, Inc.*	130	2,254
Altra Holdings, Inc.*	95	2,244
Tutor Perini Corp.	92	2,241
Albany International Corp. — Class A	90	2,241
Exponent, Inc.*	50	2,231
NACCO Industries, Inc. — Class A	20	2,213
Allegiant Travel Co. — Class A	50	2,190
Interline Brands, Inc.*	107	2,183
McGrath Rentcorp	80	2,182
Rush Enterprises, Inc. — Class A*	110	2,178
TAL International Group, Inc.	60	2,176
Aircastle Ltd.	177	2,136
Insperity, Inc.	70	2,127
Aerovironment, Inc.*	60	2,098
Ameron International Corp.	30	2,094
Badger Meter, Inc.	50	2,061
Sauer-Danfoss, Inc.*	40	2,037
G&K Services, Inc. — Class A	60	1,995
Griffon Corp.*	150	1,970
Kelly Services, Inc. — Class A*	90	1,954
Huron Consulting Group, Inc.*	70	1,938
Colfax Corp.*	80	1,836
Kforce, Inc.*	100	1,830
Comfort Systems USA, Inc.	130	1,829
AZZ, Inc.	40	1,824
John Bean Technologies Corp.	94	1,808
EnergySolutions, Inc.	300	1,788
Navigant Consulting, Inc.*	177	1,768
H&E Equipment Services, Inc.*	90	1,756
Sun Hydraulics Corp.	40	1,724
ACCO Brands Corp.*	180	1,717
Greenbrier Companies, Inc.*	60	1,703
Viad Corp.	70	1,674
MYR Group, Inc.*	70	1,674
Heidrick & Struggles International, Inc.	60	1,670
Tredegar Corp.	77	1,662
Consolidated Graphics, Inc.*	30	1,639
Trex Company, Inc.*	50	1,631
Team, Inc.*	60	1,576
Gorman-Rupp Co.	40	1,576
Ennis, Inc.	90	1,533
Great Lakes Dredge & Dock Corp.	200	1,526
A123 Systems, Inc.*	240	1,524
Standex International Corp.	40	1,516
Air Transport Services Group, Inc.*	178	1,504
Capstone Turbine Corp.*	820	1,484
Satcon Technology Corp.*	380	1,467
Encore Wire Corp.	60	1,460
Federal Signal Corp.	218	1,419
Commercial Vehicle Group, Inc.*	77	1,374
RailAmerica, Inc.*	80	1,363
EnerNOC, Inc.*	70	1,338
Cascade Corp.	30	1,337
AAON, Inc.	40	1,316
American Reprographics Co.*	127	1,314
FreightCar America, Inc.	40	1,300
LB Foster Co. — Class A	30	1,293
Cenveo, Inc.*	190	1,241
ICF International, Inc.*	60	1,232
Generac Holdings, Inc.*	60	1,217

114 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value

Dolan Co.*	100	$1,214
GenCorp, Inc.*	200	1,196
Gibraltar Industries, Inc.*	100	1,193
Apogee Enterprises, Inc.	90	1,187
Powell Industries, Inc.*	30	1,183
Force Protection, Inc.*	240	1,176
Vicor Corp.	70	1,154
CRA International, Inc.*	40	1,153
Celadon Group, Inc.*	70	1,137
Dynamic Materials Corp.	40	1,118
Marten Transport Ltd.	50	1,115
Textainer Group Holdings Ltd.	30	1,115
Columbus McKinnon Corp.*	60	1,108
On Assignment, Inc.*	117	1,107
CBIZ, Inc.*	150	1,081
Genco Shipping & Trading Ltd.*	100	1,077
Trimas Corp.*	50	1,075
PMFG, Inc.*	50	1,067
Kadant, Inc.*	40	1,048
US Ecology, Inc.	60	1,046
Hawaiian Holdings, Inc.*	170	1,022
Titan Machinery, Inc.*	40	1,010
M&F Worldwide Corp.*	40	1,005
Twin Disc, Inc.	30	967
Furmanite Corp.*	120	960
Ducommun, Inc.	40	956
Orion Marine Group, Inc.*	87	934
Standard Parking Corp.*	50	888
NCI Building Systems, Inc.*	70	887
Taser International, Inc.*	216	879
Houston Wire & Cable Co.	60	877
Michael Baker Corp.*	30	872
Mistras Group, Inc.*	50	861
School Specialty, Inc.*	60	858
Kratos Defense & Security Solutions, Inc.*	60	854
Insteel Industries, Inc.	60	848
Sterling Construction Company, Inc.*	50	844
Ampco-Pittsburgh Corp.	30	827
Saia, Inc.*	50	820
Multi-Color Corp.	40	808
Metalico, Inc.*	127	790
Eagle Bulk Shipping, Inc.*	210	781
Schawk, Inc. — Class A	40	778
CAI International, Inc.*	30	776
Kimball International, Inc. — Class B	110	770
Republic Airways Holdings, Inc.*	118	759
Astronics Corp.*	30	755
American Railcar Industries, Inc.*	30	749
Xerium Technologies, Inc.*	30	722
Graham Corp.	30	718
Aceto Corp.	90	717
Hudson Highland Group, Inc.*	110	715
Primoris Services Corp.	70	710
LaBarge, Inc.*	40	708
Flow International Corp.*	160	702
DXP Enterprises, Inc.*	30	692
Northwest Pipe Co.*	30	688
GP Strategies Corp.*	50	680
APAC Customer Services, Inc.*	110	661
Pacer International, Inc.*	120	631
American Woodmark Corp.	30	626
Park-Ohio Holdings Corp.*	30	620
LMI Aerospace, Inc.*	30	606
Tecumseh Products Co. — Class A*	60	601
Roadrunner Transportation Systems, Inc.*	40	600
Met-Pro Corp.	50	595
Ener1, Inc.*	201	595
CDI Corp.	40	592
Innerworkings, Inc.*	80	590
Casella Waste Systems, Inc. — Class A*	80	574
Pike Electric Corp.*	60	571
Douglas Dynamics, Inc.	40	570
Excel Maritime Carriers Ltd. — Class A*	130	558
Alamo Group, Inc.	20	549
Fuel Tech, Inc.*	60	534
Lydall, Inc.*	60	533
PowerSecure International, Inc.*	60	516
International Shipholding Corp.	20	498
Hill International, Inc.*	93	492
Miller Industries, Inc.	30	487
Global Defense Technology & Systems, Inc.*	20	484
Barrett Business Services, Inc.	30	482
Baltic Trading Ltd.	50	456
Energy Recovery, Inc.*	140	445
LSI Industries, Inc.	60	434
Builders FirstSource, Inc.*	150	426
Courier Corp.	30	419
Broadwind Energy, Inc.*	311	407
Advanced Battery Technologies, Inc.*	208	404
Microvision, Inc.*	300	396
USA Truck, Inc.*	30	390
FuelCell Energy, Inc.*	172	368
Energy Conversion Devices, Inc.*	160	362
UQM Technologies, Inc.*	120	358
Ultrapetrol Bahamas Ltd.*	70	356
Quality Distribution, Inc.*	30	355
Franklin Covey Co.*	40	346
Universal Truckload Services, Inc.*	20	345
Pinnacle Airlines Corp.*	60	345
VSE Corp.	10	297
United Capital Corp.*	10	283

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value

Coleman Cable, Inc.*	30	$266
Argan, Inc.*	30	257
PAM Transportation Services, Inc.*	20	243
Lawson Products, Inc.	10	230
Standard Register Co.	60	199
Applied Energetics, Inc.*	260	172
Evergreen Solar, Inc.*	110	149
BlueLinx Holdings, Inc.*	40	148
PGT, Inc.*	60	141
Omega Flex, Inc.*	10	135
Hoku Corp.*	60	120
Horizon Lines, Inc. — Class A	100	85
LECG Corp.*	90	18

Total Industrials		656,901

CONSUMER DISCRETIONARY - 1.4%
Sotheby’s	238	12,519
Deckers Outdoor Corp.*	130	11,199
Polaris Industries, Inc.	100	8,702
Tenneco, Inc.*	200	8,490
Warnaco Group, Inc.*	148	8,464
Dana Holding Corp.*	473	8,225
Under Armour, Inc. — Class A*	120	8,166
Rent-A-Center, Inc. — Class A	228	7,959
Brunswick Corp.	300	7,629
Ascena Retail Group, Inc.*	207	6,709
Wolverine World Wide, Inc.	170	6,338
Cheesecake Factory, Inc.*	202	6,078
Dillard’s, Inc. — Class A	150	6,018
ANN, Inc.*	200	5,822
Carter’s, Inc.*	203	5,812
Timberland Co. — Class A*	140	5,781
Vail Resorts, Inc.*	118	5,754
Cooper Tire & Rubber Co.	214	5,511
Ulta Salon Cosmetics & Fragrance, Inc.*	114	5,487
Meritor, Inc.*	320	5,430
Saks, Inc.*	472	5,338
CROCS, Inc.*	299	5,334
Life Time Fitness, Inc.*	140	5,223
Iconix Brand Group, Inc.*	242	5,198
Coinstar, Inc.*	110	5,051
Valassis Communications, Inc.*	170	4,954
Men’s Wearhouse, Inc.	180	4,871
Live Nation Entertainment, Inc.*	482	4,820
Collective Brands, Inc.*	222	4,791
Shutterfly, Inc.*	90	4,712
Jos A. Bank Clothiers, Inc.*	90	4,579
Sally Beauty Holdings, Inc.*	325	4,553
Childrens Place Retail Stores, Inc.*	90	4,485
Jack in the Box, Inc.*	190	4,309
HSN, Inc.*	130	4,164
Gaylord Entertainment Co.*	120	4,162
Jones Group, Inc.	299	4,111
Pool Corp.	170	4,099
Orient-Express Hotels Ltd. — Class A*	318	3,934
Cracker Barrel Old Country Store, Inc.	80	3,931
Matthews International Corp. — Class A	100	3,855
Steven Madden Ltd.*	80	3,754
OfficeMax, Inc.*	290	3,753
Buckle, Inc.	92	3,717
PF Chang’s China Bistro, Inc.	80	3,695
Cinemark Holdings, Inc.	190	3,676
Pier 1 Imports, Inc.*	360	3,654
Arbitron, Inc.	90	3,603
Regis Corp.	198	3,513
Hibbett Sports, Inc.*	98	3,509
Cabela’s, Inc.*	140	3,501
Monro Muffler Brake, Inc.	105	3,463
Group 1 Automotive, Inc.	80	3,424
Finish Line, Inc. — Class A	170	3,375
National CineMedia, Inc.	180	3,361
DineEquity, Inc.*	60	3,299
Buffalo Wild Wings, Inc.*	60	3,266
Bob Evans Farms, Inc.	100	3,260
Texas Roadhouse, Inc. — Class A	190	3,228
Genesco, Inc.*	80	3,216
BJ’s Restaurants, Inc.*	80	3,146
American Greetings Corp. — Class A	128	3,021
Penske Automotive Group, Inc.*	150	3,003
Capella Education Co.*	60	2,987
Eastman Kodak Co.*	916	2,959
99 Cents Only Stores*	150	2,940
Ruby Tuesday, Inc.*	220	2,884
Helen of Troy Ltd.*	98	2,881
Exide Technologies*	257	2,873
Pinnacle Entertainment, Inc.*	207	2,819
Belo Corp. — Class A*	313	2,758
K12, Inc.*	80	2,696
Meritage Homes Corp.*	110	2,654
CEC Entertainment, Inc.	70	2,641
Scholastic Corp.	97	2,623
Modine Manufacturing Co.*	160	2,582
American Axle & Manufacturing Holdings, Inc.*	200	2,518
Stage Stores, Inc.	130	2,499
Ascent Media Corp. — Class A*	50	2,442
American Public Education, Inc.*	60	2,427
Skechers U.S.A., Inc. — Class A*	117	2,403
Ryland Group, Inc.	150	2,385
Columbia Sportswear Co.	40	2,377
Domino’s Pizza, Inc.*	127	2,341
Steiner Leisure Ltd.*	50	2,313
iRobot Corp.*	70	2,302
PEP Boys-Manny Moe & Jack	180	2,288
Maidenform Brands, Inc.*	80	2,286

116 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value

National Presto Industries, Inc.	20	$2,254
Papa John’s International, Inc.*	70	2,217
Cato Corp. — Class A	90	2,205
Select Comfort Corp.*	180	2,171
Blue Nile, Inc.*	40	2,160
Interval Leisure Group, Inc.*	130	2,125
Stewart Enterprises, Inc. — Class A	270	2,063
Superior Industries International, Inc.	80	2,051
True Religion Apparel, Inc.*	87	2,042
DSW, Inc. — Class A*	50	1,998
Pre-Paid Legal Services, Inc.*	30	1,980
RC2 Corp.*	70	1,967
Quiksilver, Inc.*	444	1,962
Sonic Corp.*	215	1,946
Peet’s Coffee & Tea, Inc.*	40	1,924
Scientific Games Corp. — Class A*	220	1,923
Shuffle Master, Inc.*	180	1,922
Sinclair Broadcast Group, Inc. — Class A	150	1,881
G-III Apparel Group Ltd.*	50	1,879
Zumiez, Inc.*	70	1,850
Asbury Automotive Group, Inc.*	100	1,849
Brown Shoe Company, Inc.	150	1,833
Sonic Automotive, Inc. — Class A	130	1,821
Lumber Liquidators Holdings, Inc.*	71	1,774
Jakks Pacific, Inc.*	90	1,741
Fred’s, Inc. — Class A	130	1,732
Liz Claiborne, Inc.*	320	1,725
Oxford Industries, Inc.	50	1,709
Ethan Allen Interiors, Inc.	78	1,708
Charming Shoppes, Inc.*	399	1,700
Vitamin Shoppe, Inc.*	50	1,692
La-Z-Boy, Inc. — Class Z*	177	1,690
Boyd Gaming Corp.*	180	1,687
Dorman Products, Inc.*	40	1,684
Churchill Downs, Inc.	40	1,660
Ameristar Casinos, Inc.	90	1,597
Harte-Hanks, Inc.	130	1,547
Fuel Systems Solutions, Inc.*	50	1,509
Callaway Golf Co.	220	1,500
Universal Electronics, Inc.*	50	1,478
Wet Seal, Inc. — Class A*	341	1,459
Grand Canyon Education, Inc.*	100	1,450
Talbots, Inc.*	240	1,450
Rue21, Inc.*	50	1,440
Lions Gate Entertainment Corp.*	230	1,438
Krispy Kreme Doughnuts, Inc.*	200	1,408
Universal Technical Institute, Inc.	71	1,381
Denny’s Corp.*	340	1,380
Retail Ventures, Inc.*	80	1,380
Sturm Ruger & Company, Inc.	60	1,378
Standard Pacific Corp.*	368	1,373
AFC Enterprises, Inc.*	90	1,362
Red Robin Gourmet Burgers, Inc.*	50	1,345
Drew Industries, Inc.	60	1,340
Winnebago Industries, Inc.*	100	1,337
Corinthian Colleges, Inc.*	300	1,326
Core-Mark Holding Company, Inc.*	40	1,322
NutriSystem, Inc.	90	1,304
Knology, Inc.*	100	1,291
PetMed Express, Inc.	80	1,269
Drugstore.com, Inc.*	311	1,197
Bridgepoint Education, Inc.*	70	1,197
Barnes & Noble, Inc.	130	1,195
Beazer Homes USA, Inc.*	250	1,142
Citi Trends, Inc.*	50	1,115
Volcom, Inc.	60	1,112
EW Scripps Co. — Class A*	110	1,089
K-Swiss, Inc. — Class A*	95	1,071
Amerigon, Inc.*	70	1,069
Lithia Motors, Inc. — Class A	70	1,021
Warner Music Group Corp.*	150	1,016
California Pizza Kitchen, Inc.*	60	1,013
World Wrestling Entertainment, Inc. — Class A	80	1,006
Express, Inc.	50	977
Standard Motor Products, Inc.	70	968
Lincoln Educational Services Corp.	60	953
Entercom Communications Corp. — Class A*	85	937
Global Sources Ltd.*	80	930
Kirkland’s, Inc.*	60	926
Destination Maternity Corp.	40	923
Cavco Industries, Inc.*	20	903
Unifi, Inc.*	53	901
M/I Homes, Inc.*	60	899
Stein Mart, Inc.	87	880
HOT Topic, Inc.	149	849
Shoe Carnival, Inc.*	30	842
Big 5 Sporting Goods Corp.	70	834
Journal Communications, Inc. — Class A*	138	828
Perry Ellis International, Inc.*	30	826
Libbey, Inc.*	50	825
Dex One Corp.*	170	823
Pacific Sunwear of California, Inc.*	225	812
Rentrak Corp.*	30	808
CKX, Inc.*	190	802
Haverty Furniture Companies, Inc.	60	796
Overstock.com, Inc.*	50	786
America’s Car-Mart, Inc.*	30	773
Christopher & Banks Corp.	118	765
Marcus Corp.	70	763
Spartan Motors, Inc.	110	755
Movado Group, Inc.*	50	734
Stoneridge, Inc.*	50	731
Furniture Brands International, Inc.*	157	714
Smith & Wesson Holding Corp.*	200	710
MarineMax, Inc.*	70	690

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value

Casual Male Retail Group, Inc.*	140	$687
Morgans Hotel Group Co.*	70	686
McClatchy Co. — Class A*	200	680
Ambassadors Group, Inc.	60	657
Blyth, Inc.	20	650
Mac-Gray Corp.	40	645
Bebe Stores, Inc.	110	643
Speedway Motorsports, Inc.	40	639
Hovnanian Enterprises, Inc. — Class A*	180	635
Arctic Cat, Inc.*	40	622
Fisher Communications, Inc.*	20	622
Bon-Ton Stores, Inc.	40	620
LIN TV Corp. — Class A*	97	575
CSS Industries, Inc.	30	566
New York & Company, Inc.*	80	561
Systemax, Inc.*	40	541
hhgregg, Inc.*	40	536
Coldwater Creek, Inc.*	202	533
West Marine, Inc.*	50	521
Cherokee, Inc.	30	518
Ruth’s Hospitality Group, Inc.*	100	516
Multimedia Games, Inc.*	90	516
AH Belo Corp. — Class A*	60	502
Tuesday Morning Corp.*	100	490
Weyco Group, Inc.	20	489
Media General, Inc. — Class A*	70	482
Audiovox Corp. — Class A*	60	480
Hooker Furniture Corp.	40	478
Leapfrog Enterprises, Inc. — Class A*	110	475
Isle of Capri Casinos, Inc.*	50	475
Winmark Corp.	10	461
CPI Corp.	20	450
Lifetime Brands, Inc.	30	450
Steinway Musical Instruments, Inc.*	20	444
Jamba, Inc.*	200	440
Entravision Communications Corp. — Class A*	160	434
Sealy Corp.*	160	406
Lee Enterprises, Inc.*	150	405
Skyline Corp.	20	401
ReachLocal, Inc.*	20	400
RG Barry Corp.	30	393
Kenneth Cole Productions, Inc. — Class A*	30	389
Midas, Inc.*	50	383
Carrols Restaurant Group, Inc.*	40	371
Lacrosse Footwear, Inc.	20	367
Build-A-Bear Workshop, Inc. — Class A*	60	363
McCormick & Schmick’s Seafood Restaurants, Inc.*	50	361
Ballantyne Strong, Inc.*	50	359
O’Charleys, Inc.*	60	358
US Auto Parts Network, Inc.*	40	348
Nexstar Broadcasting Group, Inc. — Class A*	40	347
Archipelago Learning, Inc.*	40	342
Martha Stewart Living Omnimedia — Class A*	90	334
Gray Television, Inc.*	160	331
Gaiam, Inc. — Class A	50	330
Red Lion Hotels Corp.*	40	328
Einstein Noah Restaurant Group, Inc.	20	326
Summer Infant, Inc.*	40	320
REX American Resources Corp.*	20	319
Monarch Casino & Resort, Inc.*	30	312
Cumulus Media, Inc. — Class A*	70	304
Outdoor Channel Holdings, Inc.	40	298
Kid Brands, Inc.*	40	294
PRIMEDIA, Inc.	60	292
LodgeNet Interactive Corp.*	80	291
1-800-Flowers.com, Inc. — Class A*	88	290
Delta Apparel, Inc.*	20	286
Brookfield Homes Corp.*	30	282
Culp, Inc.*	30	278
Orbitz Worldwide, Inc.*	70	250
SuperMedia, Inc.*	40	250
Marine Products Corp.*	30	238
Shiloh Industries, Inc.	20	234
Radio One, Inc. — Class D*	110	214
Carmike Cinemas, Inc.*	30	214
National American University Holdings, Inc.	30	213
Bluegreen Corp.*	50	205
Cambium Learning Group, Inc.*	60	204
Caribou Coffee Company, Inc.*	20	203
Conn’s, Inc.*	40	179
Learning Tree International, Inc.	20	176
Johnson Outdoors, Inc. — Class A*	10	152
Joe’s Jeans, Inc.*	140	148
Westwood One, Inc.*	20	145
American Apparel, Inc.*	110	106
Books-A-Million, Inc. — Class A	20	83
Beasley Broadcasting Group, Inc. — Class A*	10	73
Empire Resorts, Inc.*	90	56
Princeton Review, Inc.*	68	26
Vitacost.com, Inc.*,†††,1	50	25
Crown Media Holdings, Inc. — Class A*	10	23

Total Consumer Discretionary		559,721

HEALTH CARE - 1.3%
AMERIGROUP Corp.*	170	10,922
Pharmasset, Inc.*	105	8,265
Healthsouth Corp.*	310	7,744
Onyx Pharmaceuticals, Inc.*	211	7,423

118 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS(continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value

HMS Holdings Corp.*	90	$7,367
Catalyst Health Solutions, Inc.*	130	7,271
STERIS Corp.	208	7,184
Healthspring, Inc.*	190	7,100
Dionex Corp.*	60	7,083
InterMune, Inc.*	148	6,984
Owens & Minor, Inc.	210	6,821
Salix Pharmaceuticals Ltd.*	190	6,656
Medicis Pharmaceutical Corp. — Class A	200	6,408
WellCare Health Plans, Inc.*	140	5,873
Cepheid, Inc.*	205	5,744
Masimo Corp.	170	5,627
Centene Corp.*	170	5,607
Impax Laboratories, Inc.*	214	5,446
American Medical Systems Holdings, Inc.*	250	5,410
Sirona Dental Systems, Inc.*	107	5,367
Viropharma, Inc.*	268	5,333
Chemed Corp.	80	5,329
Magellan Health Services, Inc.*	107	5,252
Haemonetics Corp.*	80	5,243
PSS World Medical, Inc.*	190	5,159
Bruker Corp.*	245	5,108
Theravance, Inc.*	210	5,086
Cubist Pharmaceuticals, Inc.*	200	5,048
Quality Systems, Inc.	60	5,000
Parexel International Corp.*	198	4,930
West Pharmaceutical Services, Inc.	109	4,880
Immucor, Inc.*	245	4,846
athenahealth, Inc.*	107	4,829
Incyte Corporation Ltd.*	300	4,755
Volcano Corp.*	177	4,531
Seattle Genetics, Inc.*	280	4,360
Exelixis, Inc.*	380	4,294
Alkermes, Inc.*	328	4,248
Align Technology, Inc.*	207	4,239
Par Pharmaceutical Companies, Inc.*	120	3,730
Integra LifeSciences Holdings Corp.*	75	3,556
Meridian Bioscience, Inc.	147	3,527
Amedisys, Inc.*	100	3,500
Neogen Corp.*	80	3,310
NuVasive, Inc.*	130	3,292
Kindred Healthcare, Inc.*	137	3,272
MWI Veterinary Supply, Inc.*	40	3,227
Auxilium Pharmaceuticals, Inc.*	147	3,156
Zoll Medical Corp.*	70	3,137
Invacare Corp.	100	3,112
Nektar Therapeutics*	320	3,030
Acorda Therapeutics, Inc.*	130	3,016
Isis Pharmaceuticals, Inc.*	329	2,974
RehabCare Group, Inc.*	80	2,950
DexCom, Inc.*	189	2,933
Medicines Co.*	180	2,932
Arthrocare Corp.*	87	2,901
Insulet Corp.*	140	2,887
Ariad Pharmaceuticals, Inc.*	380	2,858
Cyberonics, Inc.*	88	2,799
PDL BioPharma, Inc.	478	2,772
Gentiva Health Services, Inc.*	98	2,747
Questcor Pharmaceuticals, Inc.*	190	2,738
Air Methods Corp.*	40	2,690
Amsurg Corp. — Class A*	105	2,671
CONMED Corp.*	100	2,628
HeartWare International, Inc.*	30	2,566
Universal American Corp.	111	2,543
Savient Pharmaceuticals, Inc.*	237	2,512
Luminex Corp.*	130	2,439
Hanger Orthopedic Group, Inc.*	90	2,343
Celera Corp.*	287	2,328
MAKO Surgical Corp.*	94	2,275
IPC The Hospitalist Company, Inc.*	50	2,271
Sunrise Senior Living, Inc.*	190	2,267
Analogic Corp.	40	2,262
Wright Medical Group, Inc.*	130	2,211
Momenta Pharmaceuticals, Inc.*	139	2,203
MedAssets, Inc.*	140	2,138
Targacept, Inc.*	80	2,127
NPS Pharmaceuticals, Inc.*	220	2,105
Immunogen, Inc.*	230	2,086
Greatbatch, Inc.*	78	2,064
Medivation, Inc.*	110	2,050
Abaxis, Inc.*	70	2,019
Orthofix International N.V.*	60	1,948
Enzon Pharmaceuticals, Inc.*	177	1,929
Computer Programs & Systems, Inc.	30	1,928
Merit Medical Systems, Inc.*	96	1,884
Landauer, Inc.	30	1,846
Depomed, Inc.*	180	1,807
Bio-Reference Labs, Inc.*	80	1,795
Emeritus Corp.*	70	1,782
Omnicell, Inc.*	116	1,768
NxStage Medical, Inc.*	80	1,758
ICU Medical, Inc.*	40	1,751
Atrion Corp.	10	1,745
Geron Corp.*	340	1,717
Natus Medical, Inc.*	102	1,714
Vivus, Inc.*	276	1,708
Emergent Biosolutions, Inc.*	70	1,691
Healthways, Inc.*	110	1,691
SonoSite, Inc.*	50	1,666
Halozyme Therapeutics, Inc.*	246	1,651
Molina Healthcare, Inc.*	40	1,600
ABIOMED, Inc.*	110	1,598

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS(continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value

Ensign Group, Inc.	50	$1,597
Jazz Pharmaceuticals, Inc.*	50	1,593
Micromet, Inc.*	278	1,560
Medidata Solutions, Inc.*	60	1,534
Syneron Medical Ltd.*	117	1,526
Accuray, Inc.*	168	1,517
Spectrum Pharmaceuticals, Inc.*	170	1,511
LHC Group, Inc.*	50	1,500
Conceptus, Inc.*	100	1,445
Triple-S Management Corp. — Class B*	70	1,441
National Healthcare Corp.	30	1,395
Select Medical Holdings Corp.*	170	1,370
SIGA Technologies, Inc.*	110	1,331
Sequenom, Inc.*	205	1,298
Optimer Pharmaceuticals, Inc.*	108	1,278
OraSure Technologies, Inc.*	160	1,258
Affymetrix, Inc.*	240	1,250
Sangamo Biosciences, Inc.*	150	1,249
Genomic Health, Inc.*	50	1,230
Neurocrine Biosciences, Inc.*	160	1,214
Clinical Data, Inc.*	40	1,212
Angiodynamics, Inc.*	80	1,210
Rigel Pharmaceuticals, Inc.*	169	1,202
Symmetry Medical, Inc.*	120	1,176
Cytori Therapeutics, Inc.*	150	1,174
Assisted Living Concepts, Inc. — Class A*	30	1,174
AMAG Pharmaceuticals, Inc.*	70	1,169
Opko Health, Inc.*	308	1,149
Ardea Biosciences, Inc.*	40	1,148
Pain Therapeutics, Inc.	120	1,147
PharMerica Corp.*	100	1,144
Lexicon Pharmaceuticals, Inc.*	675	1,134
Endologix, Inc.*	167	1,132
Almost Family, Inc.*	30	1,129
AMN Healthcare Services, Inc.*	130	1,126
Alnylam Pharmaceuticals, Inc.*	117	1,120
Accretive Health, Inc.*	40	1,110
Akorn, Inc.*	188	1,085
eResearchTechnology, Inc.*	160	1,083
Durect Corp.*	298	1,073
Corvel Corp.*	20	1,064
Cantel Medical Corp.	40	1,030
Rural/Metro Corp.*	60	1,022
Caliper Life Sciences, Inc.*	150	1,014
AVANIR Pharmaceuticals, Inc. — Class A*	248	1,012
Skilled Healthcare Group, Inc. — Class A*	70	1,007
ZIOPHARM Oncology, Inc.*	160	1,000
Arqule, Inc.*	138	988
Medcath Corp.*	70	976
Capital Senior Living Corp.*	90	956
Metabolix, Inc.*	90	946
Delcath Systems, Inc.*	128	943
Unilife Corp.*	160	907
Five Star Quality Care, Inc.*	110	894
Palomar Medical Technologies, Inc.*	60	891
Pharmacyclics, Inc.*	150	884
Exact Sciences Corp.*	120	883
Team Health Holdings, Inc.*	50	874
Nabi Biopharmaceuticals*	150	871
Immunomedics, Inc.*	228	871
Merge Healthcare, Inc.*	177	864
Keryx Biopharmaceuticals, Inc.*	170	850
Allos Therapeutics, Inc.*	268	850
Ironwood Pharmaceuticals, Inc. — Class A*	60	840
Quidel Corp.*	70	837
Curis, Inc.*	254	826
MannKind Corp.*	222	810
Cross Country Healthcare, Inc.*	103	806
Chindex International, Inc.*	50	802
Inspire Pharmaceuticals, Inc.*	200	792
Novavax, Inc.*	298	772
America Service Group, Inc.	30	769
Synovis Life Technologies, Inc.*	40	767
Obagi Medical Products, Inc.*	60	758
SurModics, Inc.*	60	750
Ligand Pharmaceuticals, Inc. — Class B*	75	750
Cadence Pharmaceuticals, Inc.*	80	737
TomoTherapy, Inc.*	160	731
Transcend Services, Inc.*	30	720
Vical, Inc.*	240	710
AVI BioPharma, Inc.*	379	709
MAP Pharmaceuticals, Inc.*	50	690
Vital Images, Inc.*	50	676
US Physical Therapy, Inc.	30	670
Dynavax Technologies Corp.*	240	662
Solta Medical, Inc.*	200	660
Staar Surgical Co.*	118	657
Vanda Pharmaceuticals, Inc.*	90	656
American Dental Partners, Inc.*	50	656
Vascular Solutions, Inc.*	60	655
Young Innovations, Inc.	20	628
Progenics Pharmaceuticals, Inc.*	100	618
Santarus, Inc.*	180	616
Inhibitex, Inc.*	170	615
BioScrip, Inc.*	130	612
Metropolitan Health Networks, Inc.*	129	610
CryoLife, Inc.*	100	610
Hi-Tech Pharmacal Company, Inc.*	30	604
Providence Service Corp.*	40	599
SuperGen, Inc.*	190	589
Array Biopharma, Inc.*	180	551

120 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value

Cambrex Corp.*	100	$550
Maxygen, Inc.	105	546
Kendle International, Inc.*	50	536
Continucare Corp.*	100	535
XenoPort, Inc.*	90	534
Dyax Corp.*	331	533
Zalicus, Inc.*	220	532
Exactech, Inc.*	30	526
Sciclone Pharmaceuticals, Inc.*	130	525
Arena Pharmaceuticals, Inc.*	376	523
Biotime, Inc.*	70	522
Spectranetics Corp.*	110	518
RTI Biologics, Inc.*	180	515
Chelsea Therapeutics International Ltd.*	130	507
Furiex Pharmaceuticals, Inc.*	30	506
Kensey Nash Corp.*	20	498
Orthovita, Inc.*	227	484
Pozen, Inc.*	90	483
Omeros Corp.*	60	480
Biosante Pharmaceuticals, Inc.*	240	475
Nymox Pharmaceutical Corp.*	60	473
Codexis, Inc.*	39	463
Enzo Biochem, Inc.*	110	461
Rochester Medical Corp.*	40	459
Alphatec Holdings, Inc.*	170	459
IRIS International, Inc.*	50	451
Peregrine Pharmaceuticals, Inc.*	190	448
Celldex Therapeutics, Inc.*	110	442
Osiris Therapeutics, Inc.*	60	436
Antares Pharma, Inc.*	240	432
Cutera, Inc.*	50	428
Synta Pharmaceuticals Corp.*	81	426
Medical Action Industries, Inc.*	50	420
Cynosure, Inc. — Class A*	30	417
Affymax, Inc.*	70	411
LCA-Vision, Inc.*	60	405
AVEO Pharmaceuticals, Inc.*	30	402
Idenix Pharmaceuticals, Inc.*	120	398
Alliance HealthCare Services, Inc.*	90	398
BioMimetic Therapeutics, Inc.*	30	393
Stereotaxis, Inc.*	100	387
CardioNet, Inc.*	80	383
Corcept Therapeutics, Inc.*	90	382
Allied Healthcare International, Inc.*	150	381
BioCryst Pharmaceuticals, Inc.*	100	379
Cerus Corp.*	130	376
StemCells, Inc.*	409	372
Sun Healthcare Group, Inc.*	26	366
Albany Molecular Research, Inc.*	80	341
National Research Corp.	10	339
CytRx Corp.*	380	334
Hansen Medical, Inc.*	147	325
Inovio Pharmaceuticals, Inc.*	270	297
Infinity Pharmaceuticals, Inc.*	50	294
MELA Sciences, Inc.*	80	282
Orexigen Therapeutics, Inc.*	100	281
Somaxon Pharmaceuticals, Inc.*	98	277
Neuralstem, Inc.*	150	270
Biospecifics Technologies Corp.*	10	255
Alexza Pharmaceuticals, Inc.*	150	255
PDI, Inc.*	30	243
Cytokinetics, Inc.*	160	238
Lannett Company, Inc.*	40	223
Cumberland Pharmaceuticals, Inc.*	40	221
Cornerstone Therapeutics, Inc.*	30	199
Nanosphere, Inc.*	60	195
PURE Bioscience, Inc.*	118	184
Aoxing Pharmaceutical Company, Inc.*	80	173
Sucampo Pharmaceuticals, Inc. — Class A*	40	168
DynaVox, Inc. — Class A*	30	166
Transcept Pharmaceuticals, Inc.*	20	164
NeurogesX, Inc.*	40	162
Alimera Sciences, Inc.*	20	156
Caraco Pharmaceutical Laboratories Ltd.*	30	156
Neostem, Inc.*	90	155
Anthera Pharmaceuticals, Inc.*	20	135
Biodel, Inc.*	60	126
AspenBio Pharma, Inc.*	120	102
Acura Pharmaceuticals, Inc.*	30	95

Total Health Care		518,801

ENERGY — 0.7%
Brigham Exploration Co.*	398	14,798
Lufkin Industries, Inc.	100	9,347
World Fuel Services Corp.	228	9,259
Berry Petroleum Co. — Class A	177	8,930
Dril-Quip, Inc.*	110	8,693
Rosetta Resources, Inc.*	180	8,557
CARBO Ceramics, Inc.	60	8,467
Complete Production Services, Inc.*	264	8,398
Patriot Coal Corp.*	260	6,716
Key Energy Services, Inc.*	422	6,562
Helix Energy Solutions Group, Inc.*	360	6,192
Bill Barrett Corp.*	149	5,946
Energy XXI Bermuda Ltd.*	170	5,797
Bristow Group, Inc.*	120	5,676
ION Geophysical Corp.*	440	5,583
Swift Energy Co.*	130	5,548
McMoRan Exploration Co.*	287	5,083
International Coal Group, Inc.*	449	5,074
Stone Energy Corp.*	150	5,005
Northern Oil and Gas, Inc.*	150	4,005
Tetra Technologies, Inc.*	257	3,958
Nordic American Tanker Shipping	158	3,925
RPC, Inc.	150	3,798
Carrizo Oil & Gas, Inc.*	101	3,730

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value

Gulfmark Offshore, Inc. — Class A*	80	$3,561
Global Industries Ltd.*	347	3,397
Gulfport Energy Corp.*	90	3,253
Golar LNG Ltd.	127	3,249
Ship Finance International Ltd.	150	3,109
Western Refining, Inc.*	177	3,000
Overseas Shipholding Group, Inc.	90	2,893
Petroleum Development Corp.*	60	2,881
Parker Drilling Co.*	400	2,764
W&T Offshore, Inc.	120	2,735
ATP Oil & Gas Corp.*	150	2,716
Hercules Offshore, Inc.*	398	2,631
Apco Oil and Gas International, Inc.	30	2,573
Contango Oil & Gas Co.*	40	2,530
Penn Virginia Corp.	149	2,527
Pioneer Drilling Co.*	180	2,484
Hornbeck Offshore Services, Inc.*	80	2,468
Newpark Resources, Inc.*	308	2,421
Kodiak Oil & Gas Corp.*	360	2,412
Cloud Peak Energy, Inc.*	110	2,375
Resolute Energy Corp.*	130	2,358
CVR Energy, Inc.*	100	2,316
Cal Dive International, Inc.*	325	2,268
Tesco Corp.*	100	2,195
James River Coal Co.*	88	2,127
Clayton Williams Energy, Inc.*	20	2,114
Clean Energy Fuels Corp.*	128	2,097
Basic Energy Services, Inc.*	80	2,041
Knightsbridge Tankers Ltd.	80	2,003
Cheniere Energy, Inc.*	198	1,843
Energy Partners Ltd.*	100	1,800
Goodrich Petroleum Corp.*	80	1,778
Petroquest Energy, Inc.*	188	1,760
BPZ Resources, Inc.*	330	1,752
USEC, Inc.*	384	1,690
Harvest Natural Resources, Inc.*	107	1,631
Gulf Island Fabrication, Inc.	50	1,608
TransAtlantic Petroleum Ltd.*	510	1,581
Magnum Hunter Resources Corp.*	180	1,543
Willbros Group, Inc.*	137	1,496
Crosstex Energy, Inc.	140	1,393
Vaalco Energy, Inc.*	177	1,373
Abraxas Petroleum Corp.*	230	1,345
Approach Resources, Inc.*	40	1,344
Dawson Geophysical Co.*	30	1,316
Rex Energy Corp.*	110	1,281
Matrix Service Co.*	90	1,251
Georesources, Inc.*	40	1,251
FX Energy, Inc.*	148	1,237
Warren Resources, Inc.*	240	1,222
Venoco, Inc.*	70	1,196
Teekay Tankers Ltd. — Class A	110	1,151
OYO Geospace Corp.*	10	986
Rentech, Inc.*	740	925
Houston American Energy Corp.	60	925
PHI, Inc.*	40	885
Endeavour International Corp.*	69	876
Uranium Energy Corp.*	201	802
DHT Holdings, Inc.	160	770
Callon Petroleum Co.*	97	754
Vantage Drilling Co.*	412	742
Gastar Exploration Ltd.*	150	729
Natural Gas Services Group, Inc.*	40	710
Delek US Holdings, Inc.	50	678
Panhandle Oil and Gas, Inc. — Class A	20	633
GMX Resources, Inc.*	100	617
Green Plains Renewable Energy, Inc.*	50	601
Delta Petroleum Corp.*	626	570
Syntroleum Corp.*	238	538
Union Drilling, Inc.*	50	512
Global Geophysical Services, Inc.*	30	434
L&L Energy, Inc.*	60	415
Scorpio Tankers, Inc.*	40	413
Alon USA Energy, Inc.	30	411
RAM Energy Resources, Inc.*	190	395
Evolution Petroleum Corp.*	50	390
Miller Petroleum, Inc.*	60	300
CAMAC Energy, Inc.*	160	240
General Maritime Corp.	85	174
Hallador Energy Co.	10	116

Total Energy		284,928

MATERIALS — 0.6%
Solutia, Inc.*	417	10,592
Coeur d’Alene Mines Corp.*	300	10,434
WR Grace & Co.*	248	9,496
Rock-Tenn Co. — Class A	130	9,015
Rockwood Holdings, Inc.*	179	8,810
Hecla Mining Co.*	868	7,881
Silgan Holdings, Inc.	180	6,865
Olin Corp.	278	6,372
Allied Nevada Gold Corp.*	177	6,280
Sensient Technologies Corp.	170	6,093
Thompson Creek Metals Company, Inc.*	480	6,019
Ferro Corp.*	290	4,811
Globe Specialty Metals, Inc.	210	4,780
NewMarket Corp.	30	4,747
Louisiana-Pacific Corp.*	440	4,620
PolyOne Corp.	310	4,405
Minerals Technologies, Inc.	60	4,111
Worthington Industries, Inc.	195	4,079
Century Aluminum Co.*	218	4,072
Georgia Gulf Corp.*	110	4,070
Westlake Chemical Corp.	70	3,934
OM Group, Inc.*	104	3,800
Stillwater Mining Co.*	157	3,600
HB Fuller Co.	167	3,587
Buckeye Technologies, Inc.	130	3,540

122 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value

Balchem Corp.	90	$3,377
Innophos Holdings, Inc.	71	3,274
Clearwater Paper Corp.*	40	3,256
Arch Chemicals, Inc.	77	3,202
Texas Industries, Inc.	70	3,166
RTI International Metals, Inc.*	100	3,115
Schweitzer-Mauduit International, Inc.	60	3,037
Calgon Carbon Corp.*	190	3,017
Koppers Holdings, Inc.	70	2,989
AMCOL International Corp.	80	2,878
Materion Corp.*	67	2,734
A. Schulman, Inc.	110	2,719
Deltic Timber Corp.	40	2,674
US Gold Corp.*	301	2,658
Golden Star Resources Ltd.*	880	2,614
Horsehead Holding Corp.*	150	2,558
Kaiser Aluminum Corp.	50	2,462
LSB Industries, Inc.*	60	2,378
Boise, Inc.	247	2,263
KapStone Paper and Packaging Corp.*	130	2,232
Haynes International, Inc.	40	2,218
Stepan Co.	30	2,175
Graphic Packaging Holding Co.*	388	2,103
PH Glatfelter Co.	157	2,091
STR Holdings, Inc.*	100	1,918
Quaker Chemical Corp.	40	1,607
Kraton Performance Polymers, Inc.*	40	1,530
Jaguar Mining, Inc.*	280	1,462
Hawkins, Inc.	30	1,232
Wausau Paper Corp.	160	1,222
General Moly, Inc.*	226	1,216
Zoltek Companies, Inc.*	90	1,209
Headwaters, Inc.*	204	1,204
Myers Industries, Inc.	120	1,192
Zep, Inc.	68	1,184
Omnova Solutions, Inc.*	150	1,180
AM Castle & Co.*	60	1,133
Neenah Paper, Inc.	50	1,099
Graham Packaging Company, Inc.*	60	1,046
Olympic Steel, Inc.	30	984
Capital Gold Corp.*	150	964
TPC Group, Inc.*	30	866
Senomyx, Inc.*	130	785
Spartech Corp.*	102	740
Universal Stainless & Alloy*	20	675
Metals USA Holdings Corp.*	40	655
Noranda Aluminum Holding Corp.*	40	642
Landec Corp.*	90	585
American Vanguard Corp.	66	573
US Energy Corp.*	90	563
United States Lime & Minerals, Inc.*	10	405
KMG Chemicals, Inc.	20	393
AEP Industries, Inc.*	10	297
NL Industries, Inc.	20	297
Verso Paper Corp.*	50	268

Total Materials		240,329

UTILITIES — 0.3%
Nicor, Inc.	148	7,948
Piedmont Natural Gas Company, Inc.	240	7,284
Cleco Corp.	207	7,098
WGL Holdings, Inc.	170	6,630
Portland General Electric Co.	258	6,133
IDACORP, Inc.	160	6,096
New Jersey Resources Corp.	140	6,013
Southwest Gas Corp.	150	5,845
South Jersey Industries, Inc.	100	5,597
UIL Holdings Corp.	160	4,883
El Paso Electric Co.*	150	4,560
PNM Resources, Inc.	298	4,446
Black Hills Corp.	130	4,347
Unisource Energy Corp.	120	4,336
Avista Corp.	180	4,163
Northwest Natural Gas Co.	90	4,152
Allete, Inc.	100	3,897
NorthWestern Corp.	120	3,636
MGE Energy, Inc.	78	3,158
Empire District Electric Co.	130	2,833
Otter Tail Corp.	120	2,728
Laclede Group, Inc.	70	2,667
California Water Service Group	70	2,602
CH Energy Group, Inc.	50	2,527
American States Water Co.	60	2,152
Dynegy, Inc. — Class A*	350	1,991
Chesapeake Utilities Corp.	30	1,249
Unitil Corp.	40	942
Central Vermont Public Service Corp.	40	932
SJW Corp.	40	926
Middlesex Water Co.	50	909
Connecticut Water Service, Inc.	30	790
York Water Co.	40	696
Consolidated Water Company Ltd.	50	545
Cadiz, Inc.*	40	488
Artesian Resources Corp. — Class A	20	390
American DG Energy, Inc.*	60	131

Total Utilities		125,720

CONSUMER STAPLES — 0.3%
United Natural Foods, Inc.*	160	7,171
TreeHouse Foods, Inc.*	120	6,824
Ruddick Corp.	150	5,789
Nu Skin Enterprises, Inc. — Class A	177	5,089
Casey’s General Stores, Inc.	130	5,070
Hain Celestial Group, Inc.*	140	4,519
Darling International, Inc.*	280	4,304

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Shares	Value

Lancaster Colony Corp.	70	$4,242
Diamond Foods, Inc.	70	3,906
Sanderson Farms, Inc.	80	3,674
Fresh Del Monte Produce, Inc.	137	3,577
Universal Corp.	80	3,483
B&G Foods, Inc. — Class A	160	3,003
Andersons, Inc.	60	2,923
Boston Beer Company, Inc. — Class A*	30	2,779
Elizabeth Arden, Inc.*	86	2,581
Vector Group Ltd.	149	2,576
WD-40 Co.	60	2,540
J&J Snack Foods Corp.	50	2,354
Tootsie Roll Industries, Inc.	82	2,337
Chiquita Brands International, Inc.*	150	2,301
Rite Aid Corp.*	1,994	2,114
Heckmann Corp.*	300	1,965
Pricesmart, Inc.	50	1,832
Snyders-Lance, Inc.	90	1,786
Central Garden and Pet Co. — Class A*	190	1,750
Spectrum Brands Holdings, Inc.*	60	1,666
Dole Food Company, Inc.*	120	1,636
Weis Markets, Inc.	40	1,618
Prestige Brands Holdings, Inc.*	140	1,610
Nash Finch Co.	40	1,518
Star Scientific, Inc.*	330	1,498
Cal-Maine Foods, Inc.	50	1,475
Winn-Dixie Stores, Inc.*	197	1,407
Pilgrim’s Pride Corp.*	160	1,234
Pantry, Inc.*	83	1,231
Alliance One International, Inc.*	306	1,230
Spartan Stores, Inc.	80	1,183
Medifast, Inc.*	50	988
Smart Balance, Inc.*	210	964
Inter Parfums, Inc.	50	925
Seneca Foods Corp. — Class A*	30	896
Calavo Growers, Inc.	40	874
Ingles Markets, Inc. — Class A	40	792
Limoneira Co.	30	711
USANA Health Sciences, Inc.*	20	690
Synutra International, Inc.*	60	690
Coca-Cola Bottling Company Consolidated	10	668
Revlon, Inc. — Class A*	40	635
Village Super Market, Inc. — Class A	20	582
National Beverage Corp.	40	549
Imperial Sugar Co.	40	534
Nutraceutical International Corp.*	30	449
Oil-Dri Corporation of America	20	426
Susser Holdings Corp.*	30	393
Schiff Nutrition International, Inc.	40	364
John B. Sanfilippo & Son, Inc.*	30	351
MGP Ingredients, Inc.	40	349
Griffin Land & Nurseries, Inc.	10	322
Female Health Co.	60	299
Nature’s Sunshine Products, Inc.*	30	269
Alico, Inc.	10	268
Farmer Brothers Co.	20	242
Lifeway Foods, Inc.*	20	208
Harbinger Group, Inc.*	30	156
Bridgford Foods Corp.	10	112

Total Consumer Staples		122,501

TELECOMMUNICATION SERVICES — 0.1%
AboveNet, Inc.	80	5,189
Cogent Communications Group, Inc.*	150	2,141
Cincinnati Bell, Inc.*	690	1,849
NTELOS Holdings Corp.	100	1,841
Hughes Communications, Inc.*	30	1,790
General Communication, Inc. — Class A*	160	1,750
Vonage Holdings Corp.*	360	1,642
Alaska Communications Systems Group, Inc.	150	1,597
Premiere Global Services, Inc.*	208	1,585
Neutral Tandem, Inc.*	107	1,578
Consolidated Communications Holdings, Inc.	80	1,498
Shenandoah Telecommunications Co.	80	1,445
PAETEC Holding Corp.*	429	1,433
Global Crossing Ltd.*	100	1,392
IDT Corp. — Class B	50	1,348
Atlantic Tele-Network, Inc.	30	1,116
Cbeyond, Inc.*	90	1,050
USA Mobility, Inc.	70	1,014
Iridium Communications, Inc.*	110	877
ICO Global Communications Holdings Ltd.*	320	854
FiberTower Corp.*	170	342
Globalstar, Inc.*	230	292

Total Telecommunication Services		33,623

Total Common Stocks (Cost $3,022,357)		4,157,753

RIGHTS †† — 0.0%
Empire Resorts, Inc. Expires 07/25/11	90	—

Total Rights (Cost $—)		—

CLOSED-END FUND† — 0.0%
Kayne Anderson Energy Development Co.	30	587

Total Closed-End Fund (Cost $450)		587

124 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

RUSSELL 2000® FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††, 2 - 75.4%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$16,660,496	$16,660,496
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[3]	6,343,128	6,343,128
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	6,178,553	6,178,553
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	1,110,700	1,110,700

Total Repurchase Agreements
(Cost $30,292,877)		30,292,877

Total Investments — 85.8%
(Cost $33,315,684)		$34,451,217

Cash & Other Assets, Less Liabilities — 14.2%		5,759,913

Total Net Assets — 100.0%		$40,211,130

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED †
June 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $13,459,200)	160	$313,230

	UNITS

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2011 Russell 2000 Index Swap, Terminating 04/27/11[4] (Notional Value $19,336,729)	22,923	$251,191
Morgan Stanley Capital Services, Inc. April 2011 Russell 2000 Index Swap, Terminating 04/26/11[4] (Notional Value $2,207,833)	2,617	52,493
Credit Suisse Capital, LLC April 2011 Russell 2000 Index Swap, Terminating 04/28/11[4] (Notional Value $880,130)	1,043	9,334

(Total Notional Value $22,424,692)		$313,018

*	Non-income producing security

†	Value determined based on Level 1 inputs, except as otherwise noted — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

†††	Value determined based on Level 3 inputs — See Note 8.

[1]	Illiquid security.

[2]	Repurchase Agreements — See Note 7.

[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 125

RUSSELL 2000® FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$4,158,340
Repurchase agreements, at value	30,292,877

Total investments	34,451,217
Segregated cash with broker	711,647
Cash	14
Unrealized appreciation on swap agreements	313,018
Receivable for swap settlement	5,439
Receivables:
Variation margin	24,095
Securities sold	1,653
Fund shares sold	4,849,629
Dividends	3,927
Interest	53

Total assets	40,360,692

Liabilities:
Payable for:
Fund shares redeemed	98,739
Management fees	14,027
Custodian fees	524
Transfer agent/maintenance fees	4,675
Distribution and service fees	9,224
Portfolio accounting fees	1,870
Other	20,503

Total liabilities	149,562

Net Assets	$40,211,130

Net Assets Consist of:
Paid in capital	$48,840,929
Accumulated net investment loss	(1,263)
Accumulated net realized loss on investments	(10,390,317)
Net unrealized appreciation on investments	1,761,781

Net assets	$40,211,130

A-Class:
Net assets	$754,634
Capital shares outstanding	26,439
Net asset value per share	$28.54

Maximum offering price per share*	$29.96

C-Class:
Net assets	$7,067,873
Capital shares outstanding	257,375
Net asset value per share	$27.46

H-Class:
Net assets	$32,388,623
Capital shares outstanding	1,135,506
Net asset value per share	$28.52

Investments, at cost	$3,022,807
Repurchase agreements, at cost	30,292,877

Total cost	$33,315,684

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $6)	$87,387
Interest	22,770

Total investment income	110,157

Expenses:
Management fees	174,718
Transfer agent and administrative fees	58,239
Distribution and service fees:
A-Class	2,625
C-Class	49,787
H-Class	43,168
Portfolio accounting fees	23,296
Trustees’ fees**	2,431
Registration fees	38,952
Miscellaneous	9,360

Total expenses	402,576

Net investment loss	(292,419)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	750,142
Swap agreements	2,748,746
Futures contracts	(428,348)

Net realized gain	3,070,540

Net change in unrealized appreciation (depreciation) on:
Investments	(1,150,521)
Swap agreements	2,808
Futures contracts	337,317

Net change in unrealized appreciation (depreciation)	(810,396)

Net realized and unrealized gain	2,260,144

Net increase in net assets resulting from operations	$1,967,725

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

126 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(292,419)	$(131,477)
Net realized gain on investments	3,070,540	3,504,542
Net change in unrealized appreciation (depreciation) on investments	(810,396)	2,761,372

Net increase in net assets resulting from operations	1,967,725	6,134,437

Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares
A-Class	3,318,909	11,787,474
C-Class	92,851,121	92,157,139
H-Class	378,981,182	189,633,766
Cost of shares redeemed
A-Class	(4,088,188)	(13,816,879)
C-Class	(89,838,530)	(92,420,348)
H-Class	(379,943,686)	(180,791,186)

Net increase from capital share transactions	1,280,808	6,549,966

Net increase in net assets	3,248,533	12,684,403
NET ASSETS:
Beginning of year	36,962,597	24,278,194

End of year	$40,211,130	$36,962,597

Accumulated net investment loss at end of year	$(1,263)	$(1,408)

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	147,548	614,405
C-Class	4,000,710	4,881,947
H-Class	15,599,483	9,547,973
Shares redeemed
A-Class	(178,309)	(718,503)
C-Class	(3,871,654)	(4,905,249)
H-Class	(15,893,726)	(9,505,283)

Net decrease in shares	(195,948)	(84,710)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 127

RUSSELL 2000® FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$22.96	$14.31	$23.57	$27.64	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.24)	(.15)	(.02)	.34	.35
Net gain (loss) on investments (realized and unrealized)	5.82	8.80	(9.24)	(4.21)	2.43

Total from investment operations	5.58	8.65	(9.26)	(3.87)	2.78

Less distributions from:
Net investment income	—	—	—	(.20)	(.14)
Total distributions	—	—	—	(.20)	(.14)

Net asset value, end of period	$28.54	$22.96	$14.31	$23.57	$27.64

Total Return[d]	24.30%	60.45%	(39.29%)	(14.08%)	11.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$755	$1,313	$2,309	$909	$275

Ratios to average net assets:
Net investment income (loss)	(1.01%)	(0.81%)	(0.13%)	1.26%	1.54%
Total expenses	1.56%	1.57%	1.56%	1.51%	1.51%

Portfolio turnover rate	284%	370%	485%	535%	335%

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$22.29	$14.00	$23.28	$27.48	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.47)	(.34)	(.15)	.23	.17
Net gain (loss) on securities (realized and unrealized)	5.64	8.63	(9.13)	(4.23)	2.45

Total from investment operations	5.17	8.29	(9.28)	(4.00)	2.62

Less distributions from:
Net investment income	—	—	—	(.20)	(.14)

Total distributions	—	—	—	(.20)	(.14)

Net asset value, end of period	$27.46	$22.29	$14.00	$23.28	$27.48

Total Return[d]	23.25%	59.21%	(39.86%)	(14.63%)	10.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,068	$2,860	$2,123	$678	$739

Ratios to average net assets:
Net investment income (loss)	(1.87%)	(1.56%)	(0.82%)	0.85%	0.76%
Total expenses	2.31%	2.30%	2.29%	2.27%	2.28%

Portfolio turnover rate	284%	370%	485%	535%	335%

128 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$22.93	$14.31	$23.57	$27.64	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.27)	(.16)	(.02)	.51	.34
Net gain (loss) on securities (realized and unrealized)	5.86	8.78	(9.24)	(4.38)	2.44

Total from investment operations	5.59	8.62	(9.26)	(3.87)	2.78

Less distributions from:
Net investment income	—	—	—	(.20)	(.14)

Total distributions	—	—	—	(.20)	(.14)

Net asset value, end of period	$28.52	$22.93	$14.31	$23.57	$27.64

Total Return[d]	24.32%	60.24%	(39.29%)	(14.08%)	(11.13%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,389	$32,790	$19,847	$4,327	$13,248

Ratios to average net assets:
Net investment income (loss)	(1.09%)	(0.83%)	(0.09%)	1.86%	1.55%
Total expenses	1.57%	1.56%	1.55%	1.52%	1.52%

Portfolio turnover rate	284%	370%	485%	535%	335%

[a]	For the period ended March 31, 2007, percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: May 31, 2006.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 129

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
INVERSE RUSSELL 2000® STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: February 20, 2004
For the one-year period ended March 31, 2011, Inverse Russell 2000® Strategy Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index. Inverse Russell 2000® Strategy Fund H-Class returned -26.73% while the Russell 2000 Index returned 25.80% over the same period.
The biggest performance contributors to the index during the period were Information Technology (7.78%), Industrials (4.49%) and Energy (3.21%). Telecommunication Services (0.29%), Consumer Staples (0.55%) and Utilities (0.69%) provided the least performance to the index during the year.
Riverbed Technology, Inc., VeriFone Systems, Inc. and TIBCO Software, Inc. were among the stocks which provided the most performance to the index during the year. Corinthian Colleges, Inc., Human Genome Sciences, Inc. and TiVo, Inc. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.
130 | the RYDEX | SGI series funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class						C-Class
	(03/31/04)						(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

INVERSE RUSSELL 2000® STRATEGY FUND	-26.78%	-30.26%	-10.07%	-10.93%	-10.68%	-11.30%	-27.34%	-28.07%	-10.73%	-11.49%
RUSSELL 2000 INDEX	25.80%	25.80%	3.36%	3.36%	6.63%	6.63%	25.80%	25.80%	3.36%	6.81%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

INVERSE RUSSELL 2000® STRATEGY FUND	-26.73%	-10.06%	-10.82%
RUSSELL 2000 INDEX	25.80%	3.36%	6.81%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI series funds annual report | 131

SCHEDULE OF INVESTMENTS	March 31, 2011

INVERSE RUSSELL 2000® STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE†† — 84.4%
Freddie Mac[1] 0.23% due 08/09/11	$10,000,000	$9,995,310

Total Federal Agency Discount Note (Cost $9,991,694)		9,995,310

REPURCHASE AGREEMENTS††,2 — 14.4%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[3]	1,669,845	1,669,845
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	27,970	27,970
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	10,373	10,373
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	1,865	1,865

Total Repurchase Agreements (Cost $1,710,053)		1,710,053

Total Investments – 98.8% (Cost $11,701,747)		$11,705,363

Cash & Other Assets, Less Liabilities – 1.2%		139,040

Total Net Assets – 100.0%		$11,844,403

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
June 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $841,200)	10	$(5,510)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
April 2011 Russell 2000 Index Swap, Terminating 04/27/11[4] (Notional Value $643,951)	763	$(16,989)
Morgan Stanley Capital Services, Inc. April 2011 Russell 2000 Index Swap, Terminating 04/26/11[4] (Notional Value $984,423)	1,167	(23,443)
Credit Suisse Capital, LLC April 2011 Russell 2000 Index Swap, Terminating 04/28/11[4] (Notional Value $9,358,820)	11,095	(222,742)

(Total Notional Value $10,987,194)		$(263,174)

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements — See Note 7.

[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

132 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE RUSSELL 2000® STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$9,995,310
Repurchase agreements, at value	1,710,053

Total investments	11,705,363
Segregated cash with broker	216,310
Receivables:
Fund shares sold	447,990
Interest	2
Other	30,600

Total assets	12,400,265

Liabilities:
Unrealized depreciation on swap agreements	263,174
Payable for:
Swap settlement	20,802
Variation margin	389
Fund shares redeemed	240,168
Management fees	10,381
Custodian fees	422
Transfer agent/maintenance fees	2,884
Distribution and service fees	3,625
Portfolio accounting fees	1,153
Other	12,864

Total liabilities	555,862

Net Assets	$11,844,403

Net assets consist of:
Paid in capital	$63,188,384
Accumulated net investment loss	—
Accumulated net realized loss on investments	(51,078,913)
Net unrealized depreciation on investments	(265,068)

Net assets	$11,844,403

A-Class:
Net assets	$1,114,113
Capital shares outstanding	56,353
Net asset value per share	$19.77

Maximum offering price per share*	$20.76

C-Class:
Net assets	$1,158,305
Capital shares outstanding	61,898
Net asset value per share	$18.71

H-Class:
Net assets	$9,571,985
Capital shares outstanding	483,706
Net asset value per share	$19.79

Investments, at cost	$9,991,694
Repurchase agreements, at cost	1,710,053

Total cost	$11,701,747

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Interest	$48,500

Total investment income	48,500

Expenses:
Management fees	243,647
Transfer agent and administrative fees	67,680
Distribution and service fees:
A-Class	4,429
C-Class	19,066
H-Class	58,484
Portfolio accounting fees	27,072
Trustees’ fees**	3,165
Miscellaneous	53,468

Total expenses	477,011

Net investment loss	(428,511)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(79)
Swap agreements	(5,952,367)
Futures contracts	(3,378,455)

Net realized loss	(9,330,901)

Net change in unrealized appreciation (depreciation) on:
Investments	3,616
Swap agreements	17,449
Futures contracts	(21,257)

Net change in unrealized appreciation (depreciation)	(192)

Net realized and unrealized loss	(9,331,093)

Net decrease in net assets resulting from operations	$(9,759,604)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 133

INVERSE RUSSELL 2000® STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(428,511)	$(436,855)
Net realized loss on investments	(9,330,901)	(17,785,252)
Net change in unrealized appreciation (depreciation) on investments	(192)	(427,116)

Net decrease in net assets resulting from operations	(9,759,604)	(18,649,223)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	7,959,272	12,458,139
C-Class	15,298,718	12,315,911
H-Class	454,278,543	190,565,372
Cost of shares redeemed
A-Class	(7,860,444)	(11,468,508)
C-Class	(15,531,833)	(11,307,586)
H-Class	(462,232,894)	(178,850,918)

Net increase (decrease) from capital share transactions	(8,088,638)	13,712,410

Net decrease in net assets	(17,848,242)	(4,936,813)
Net assets:
Beginning of year	29,692,645	34,629,458

End of year	$11,844,403	$29,692,645

Accumulated net investment loss at end of year	$—	$—

Capital Share Activity:
Shares sold
A-Class	308,625	362,535
C-Class	580,595	364,847
H-Class	18,194,735	5,855,590
Shares redeemed
A-Class	(317,626)	(345,066)
C-Class	(596,494)	(334,695)
H-Class	(18,670,803)	(5,522,935)

Net increase (decrease) in shares	(500,968)	380,276

134 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE RUSSELL 2000® STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.00	$48.02	$39.05	$35.00	$36.96

Income (loss) from investment operations:
Net investment income (loss)[a]	(.38)	(.54)	(.21)	1.06	1.38
Net gain (loss) on investments (realized and unrealized)	(6.85)	(20.48)	9.57	4.40	(1.65)

Total from investment operations	(7.23)	(21.02)	9.36	5.46	(.27)

Less distributions from:
Net investment income	—	—	(.39)	(1.41)	(1.69)

Total distributions	—	—	(.39)	(1.41)	(1.69)

Net asset value, end of period	$19.77	$27.00	$48.02	$39.05	$35.00

Total Return[b]	(26.78%)	(43.77%)	23.91%	16.11%	(0.67%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,114	$1,765	$2,299	$6,816	$9,905

Ratios to average net assets:
Net investment income (loss)	(1.53%)	(1.58%)	(0.50%)	2.96%	3.64%
Total expenses	1.71%	1.71%	1.96%	1.89%	1.65%
Operating expenses[c]	1.71%	1.71%	1.71%	1.89%	1.65%

Portfolio turnover rate	—	—	214%	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.75	$46.15	$37.80	$34.18	$36.40

Income (loss) from investment operations:
Net investment income (loss)[a]	(.55)	(.76)	(.40)	.76	1.07
Net gain (loss) on investments (realized and unrealized)	(6.49)	(19.64)	9.14	4.27	(1.60)

Total from investment operations	(7.04)	(20.40)	8.74	5.03	(.53)

Less distributions from:
Net investment income	—	—	(.39)	(1.41)	(1.69)

Total distributions	—	—	(.39)	(1.41)	(1.69)

Net asset value, end of period	$18.71	$25.75	$46.15	$37.80	$34.18

Total Return[b]	(27.34%)	(44.20%)	23.06%	15.22%	(1.40%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,158	$2,003	$2,199	$6,136	$8,455

Ratios to average net assets:
Net investment income (loss)	(2.28%)	(2.34%)	(1.03%)	2.17%	2.87%
Total expenses	2.46%	2.46%	2.76%	2.67%	2.40%
Operating expenses[c]	2.46%	2.46%	2.45%	2.67%	2.40%

Portfolio turnover rate	—	—	214%	—	—

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 135

INVERSE RUSSELL 2000® STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.01	$48.05	$39.07	$35.02	$36.98

Income (loss) from investment operations:
Net investment income (loss)[a]	(.38)	(.53)	(.19)	1.05	1.36
Net gain (loss) on investments (realized and unrealized)	(6.84)	(20.51)	9.56	4.41	(1.63)

Total from investment operations	(7.22)	(21.04)	9.37	5.46	(.27)

Less distributions from:
Net investment income	—	—	(.39)	(1.41)	(1.69)

Total distributions	—	—	(.39)	(1.41)	(1.69)

Net asset value, end of period	$19.79	$27.01	$48.05	$39.07	$35.02

Total Return[b]	(26.73%)	(43.79%)	23.93%	16.10%	(0.67%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,572	$25,924	$30,131	$42,554	$48,718

Ratios to average net assets:
Net investment income (loss)	(1.53%)	(1.58%)	(0.45%)	2.93%	3.56%
Total expenses	1.71%	1.71%	1.97%	1.89%	1.65%
Operating expenses[c]	1.71%	1.71%	1.70%	1.89%	1.65%

Portfolio turnover rate	—	—	214%	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[c]	Operating expenses exclude interest and dividend expense from securities sold short.

136 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 137

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) S&P 500 PURE GROWTH FUND	March 31, 2011
OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).
Inception: February 20, 2004
For the one-year period ended March 31, 2011, S&P 500 Pure Growth Fund H-Class returned 25.02%, compared with 28.12% for the S&P 500 Pure Growth Index. The S&P 500 Pure Growth Fund maintained a daily correlation of over 99% to its benchmark. Large-cap growth stocks outperformed large-cap value stocks during the period.
The Information Technology sector was the biggest contributor to returns, adding 10.88% to the index performance for the year, followed by the Consumer Discretionary sector, which added 7.61%, and Energy, which added 3.55%. Telecommunication Services contributed the least to return, 0.20%.
The stocks contributing most to performance in the index were Priceline.com, Inc., Salesforce.com, Inc. and Red Hat, Inc. Those detracting the most from performance in the index were F5 Networks, Inc., Intuitive Surgical, Inc. and Visa, Inc. — Class A.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

Netflix, Inc.	1.8%
Priceline.com, Inc.	1.8%
Tenet Healthcare Corp.	1.7%
Cognizant Technology Solutions Corp. — Class A	1.7%
Apple, Inc.	1.6%
Western Digital Corp.	1.5%
Amazon.com, Inc.	1.5%
Joy Global, Inc.	1.5%
Micron Technology, Inc.	1.4%
Red Hat, Inc.	1.4%

Top Ten Total	15.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
138 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

				A-Class					C-Class
	(09/01/04)							(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

S&P 500 PURE GROWTH FUND	25.05%	19.12%	5.19%	4.17%	5.65%	4.87%	24.09%	23.09%	4.37%	3.49%
S&P 500 PURE GROWTH INDEX	28.12%	28.12%	7.15%	7.15%	9.20%	9.20%	28.12%	28.12%	7.15%	7.85%

		H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

S&P 500 PURE GROWTH FUND	25.02%	5.17%	4.26%
S&P 500 PURE GROWTH INDEX	28.12%	7.15%	7.85%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Pure Growth Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS	March 31, 2011
S&P 500 PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† — 98.9%

INFORMATION TECHNOLOGY — 28.5%
Cognizant Technology Solutions Corp. — Class A*	10,475	$852,665
Apple, Inc.*	2,350	818,857
Western Digital Corp.*	20,282	756,316
Micron Technology, Inc.*	62,420	715,333
Red Hat, Inc.*	15,118	686,206
Salesforce.com, Inc.*	4,827	644,791
NetApp, Inc.*	12,253	590,350
Juniper Networks, Inc.*	13,143	553,057
F5 Networks, Inc.*	5,330	546,698
Akamai Technologies, Inc.*	13,545	514,710
JDS Uniphase Corp.*	24,667	514,060
eBay, Inc.*	16,539	513,371
Teradata Corp.*	9,251	469,026
Citrix Systems, Inc.*	5,876	431,651
Google, Inc. — Class A*	734	430,278
Mastercard, Inc. — Class A	1,590	400,235
Visa, Inc. — Class A	5,207	383,339
Oracle Corp.	11,452	382,153
Broadcom Corp. — Class A	9,603	378,166
EMC Corp.*	13,999	371,673
Intuit, Inc.*	6,748	358,319
SanDisk Corp.*	7,683	354,109
FLIR Systems, Inc.	8,717	301,695
BMC Software, Inc.*	5,640	280,534
Altera Corp.	6,181	272,088
Advanced Micro Devices, Inc.*	31,570	271,502
Analog Devices, Inc.	6,166	242,817
Amphenol Corp. — Class A	4,338	235,944
Linear Technology Corp.	6,507	218,830
Symantec Corp.*	11,623	215,490
International Business Machines Corp.	1,237	201,718
Xilinx, Inc.	5,046	165,509
Microsoft Corp.	5,888	149,320

Total Information Technology		14,220,810

CONSUMER DISCRETIONARY — 27.8%
Netflix, Inc.*	3,870	918,467
Priceline.com, Inc.*	1,809	916,150
Amazon.com, Inc.*	4,159	749,161
Coach, Inc.	12,153	632,442
Discovery Communications, Inc. — Class A*	14,738	588,046
Wynn Resorts Ltd.	4,580	582,805
AutoZone, Inc.*	2,058	562,986
Expedia, Inc.	23,398	530,199
Starbucks Corp.	14,280	527,646
Ross Stores, Inc.	7,263	516,545
Nordstrom, Inc.	10,791	484,300
O’Reilly Automotive, Inc.*	8,352	479,906
DIRECTV — Class A*	10,122	473,710
Wyndham Worldwide Corp.	13,587	432,202
Darden Restaurants, Inc.	8,075	396,725
Tiffany & Co.	6,280	385,843
Limited Brands, Inc.	11,350	373,188
Hasbro, Inc.	7,619	356,874
Polo Ralph Lauren Corp. — Class A	2,885	356,730
CarMax, Inc.*	10,649	341,833
Cablevision Systems Corp. — Class A	9,760	337,794
Urban Outfitters, Inc.*	11,088	330,755
DeVry, Inc.	5,990	329,869
Comcast Corp. — Class A	12,858	317,850
TJX Companies, Inc.	5,873	292,064
Bed Bath & Beyond, Inc.*	6,005	289,861
Yum! Brands, Inc.	4,959	254,793
Apollo Group, Inc. — Class A*	5,622	234,494
Family Dollar Stores, Inc.	4,259	218,572
Interpublic Group of Companies, Inc.	17,215	216,393
Starwood Hotels & Resorts Worldwide, Inc.	3,351	194,760
Scripps Networks Interactive, Inc. — Class A	2,610	130,735
NIKE, Inc. — Class B	1,540	116,578

Total Consumer Discretionary		13,870,276

HEALTH CARE — 16.6%
Tenet Healthcare Corp.*	115,548	860,833
CIGNA Corp.	14,255	631,212
Intuitive Surgical, Inc.*	1,721	573,885
Watson Pharmaceuticals, Inc.*	8,560	479,446
Mylan, Inc.*	20,120	456,120
Edwards Lifesciences Corp.*	4,880	424,560
Biogen Idec, Inc.*	5,782	424,341
Life Technologies Corp.*	8,003	419,517
Gilead Sciences, Inc.*	8,589	364,517
Express Scripts, Inc. — Class A*	6,120	340,333
Cerner Corp.*	2,981	331,487
Allergan, Inc.	4,616	327,828
St. Jude Medical, Inc.	6,351	325,552
Medco Health Solutions, Inc.*	5,604	314,721
Hospira, Inc.*	5,600	309,120
Celgene Corp.*	5,141	295,762
Laboratory Corporation of America Holdings*	2,982	274,732
Varian Medical Systems, Inc.*	3,633	245,736
Waters Corp.*	2,777	241,321
Patterson Companies, Inc.	6,590	212,132
Agilent Technologies, Inc.*	3,645	163,223
Genzyme Corp.*	2,026	154,280
Eli Lilly & Co.	4,160	146,307

Total Health Care		8,316,965

ENERGY — 7.4%
Massey Energy Co.	8,464	578,599
National Oilwell Varco, Inc.	7,134	565,512
FMC Technologies, Inc.*	5,411	511,231

140 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
S&P 500 PURE GROWTH FUND

	Shares	Value
Pioneer Natural Resources Co.	4,648	$473,724
Cameron International Corp.*	8,141	464,851
Diamond Offshore Drilling, Inc.	4,509	350,350
Peabody Energy Corp.	4,043	290,934
Southwestern Energy Co.*	6,128	263,320
Consol Energy, Inc.	3,438	184,380

Total Energy		3,682,901

INDUSTRIALS - 7.0%
Joy Global, Inc.	7,350	726,254
Flowserve Corp.	3,596	463,165
First Solar, Inc.*	2,303	370,415
Cummins, Inc.	2,862	313,732
Stericycle, Inc.*	3,369	298,729
Goodrich Corp.	3,244	277,459
Ingersoll-Rand plc	5,278	254,980
Deere & Co.	2,582	250,170
WW Grainger, Inc.	1,455	200,324
Rockwell Automation, Inc.	2,067	195,642
Precision Castparts Corp.	944	138,938

Total Industrials		3,489,808

MATERIALS - 4.2%
CF Industries Holdings, Inc.	4,140	566,311
Freeport-McMoRan Copper & Gold, Inc. — Class B	8,518	473,175
Newmont Mining Co.	4,705	256,799
FMC Corp.	2,682	227,782
International Flavors & Fragrances, Inc.	3,275	204,032
Ball Corp.	5,468	196,028
Sigma-Aldrich Corp.	2,414	153,627

Total Materials		2,077,754

CONSUMER STAPLES - 3.5%
Whole Foods Market, Inc.	9,344	615,770
Coca-Cola Enterprises, Inc.	14,478	395,249
Estee Lauder Companies, Inc. — Class A	3,937	379,369
Dr Pepper Snapple Group, Inc.	6,366	236,561
Coca-Cola Co.	2,110	139,998

Total Consumer Staples		1,766,947

FINANCIALS - 2.7%
Ventas, Inc.	8,066	437,984
IntercontinentalExchange, Inc.*	3,044	376,055
Ameriprise Financial, Inc.	4,447	271,623
CB Richard Ellis Group, Inc. — Class A*	9,834	262,568

Total Financials		1,348,230

TELECOMMUNICATION SERVICES - 1.2%
MetroPCS Communications, Inc.*	18,593	301,950
American Tower Corp. — Class A*	5,591	289,726

Total Telecommunication Services		591,676

Total Common Stocks (Cost $37,066,824)		49,365,367

	Face
	Amount
REPURCHASE AGREEMENTS††,1 — 0.7%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$206,633	206,633
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	76,630	76,630
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	40,052	40,052
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	13,776	13,776

Total Repurchase Agreements (Cost $337,091)		337,091

Total Investments — 99.6% (Cost $37,403,915)		$49,702,458

Other Assets, Less Liabilities — 0.4%		217,254

Total Net Assets — 100.0%		$49,919,712

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 141

S&P 500 PURE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$49,365,367
Repurchase agreements, at value	337,091

Total investments	49,702,458
Receivables:
Fund shares sold	747,028
Dividends	14,763

Total assets	50,464,249

Liabilities:
Payable for:
Securities purchased	424,560
Fund shares redeemed	19,727
Management fees	31,167
Custodian fees	1,188
Transfer agent/maintenance fees	10,389
Distribution and service fees	15,537
Portfolio accounting fees	4,156
Licensing fees	882
Other	36,931

Total liabilities	544,537

Net Assets	$49,919,712

Net Assets Consist Of:
Paid in capital	$42,330,148
Accumulated net investment loss	—
Accumulated net realized loss on investments	(4,708,979)
Net unrealized appreciation on investments	12,298,543

Net assets	$49,919,712

A-Class:
Net assets	$2,704,241
Capital shares outstanding	81,567
Net asset value per share	$33.15

Maximum offering price per share*	$34.80

C-Class:
Net assets	$8,384,242
Capital shares outstanding	266,824
Net asset value per share	$31.42

H-Class:
Net assets	$38,831,229
Capital shares outstanding	1,171,942
Net asset value per share	$33.13

Investments, at cost	$37,066,824
Repurchase agreements, at cost	337,091
Total cost	$37,403,915

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends	$343,533
Interest	534

Total investment income	344,067

Expenses:
Management fees	372,809
Transfer agent and administrative fees	124,270
Distribution and service fees:
A-Class	10,741
C-Class	70,910
H-Class	95,802
Portfolio accounting fees	49,707
Trustees’ fees**	4,412
Miscellaneous	92,376

Total expenses	821,027

Net investment loss	(476,960)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,110,300

Net realized gain	6,110,300

Net change in unrealized appreciation (depreciation) on:
Investments	7,095,188

Net change in unrealized appreciation (depreciation)	7,095,188

Net realized and unrealized gain	13,205,488

Net increase in net assets resulting from operations	$12,728,528

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

142 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(476,960)	$(183,531)
Net realized gain on investments	6,110,300	4,108,617
Net change in unrealized appreciation (depreciation) on investments	7,095,188	3,489,396

Net increase in net assets resulting from operations	12,728,528	7,414,482

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds From Sale Of Shares
A-Class	23,075,207	14,713,642
C-Class	8,392,407	9,209,791
H-Class	452,894,846	176,531,236
Cost Of Shares Redeemed
A-Class	(23,684,382)	(16,142,989)
C-Class	(8,275,738)	(6,496,395)
H-Class	(439,353,112)	(178,056,915)

Net increase (decrease) from capital share transactions	13,049,228	(241,630)

Net increase in net assets	25,777,756	7,172,852
Net Assets:
Beginning of year	24,141,956	16,969,104

End of year	$49,919,712	$24,141,956

Accumulated net investment loss at end of year	$—	$—

Capital Share Activity:
Shares sold
A-Class	830,903	581,564
C-Class	313,215	423,295
H-Class	16,228,786	7,640,587
Shares redeemed
A-Class	(816,244)	(662,990)
C-Class	(302,875)	(305,413)
H-Class	(15,655,887)	(7,832,745)

Net increase (decrease) in shares	597,898	(155,702)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 143

S&P 500 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$26.51	$15.82	$25.11	$27.17	$26.11

Income (loss) from investment operations:
Net investment loss[a]	(.18)	(.18)	(.11)	(.15)	(.13)
Net gain (loss) on investments (realized and unrealized)	6.82	10.87	(9.18)	(1.52)	1.19

Total from investment operations	6.64	10.69	(9.29)	(1.67)	1.06

Less distributions from:
Net realized gains	—	—	—	(.39)	—

Total distributions	—	—	—	(.39)	—

Net asset value, end of period	$33.15	$26.51	$15.82	$25.11	$27.17

Total Return[b]	25.05%	67.57%	(37.00%)	(6.28%)	4.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,704	$1,774	$2,346	$5,443	$2,675
Ratios to average net assets:
Net investment loss	(0.65%)	(0.81%)	(0.46%)	(0.53%)	(0.51%)
Total expenses	1.53%	1.52%	1.53%	1.51%	1.52%

Portfolio turnover rate	808%	699%	573%	450%	1,029%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.32	$15.23	$24.35	$26.57	$25.74

Income (loss) from investment operations:
Net investment loss[a]	(.41)	(.30)	(.23)	(.32)	(.37)
Net gain (loss) on investments (realized and unrealized)	6.51	10.39	(8.89)	(1.51)	1.20

Total from investment operations	6.10	10.09	(9.12)	(1.83)	.83

Less distributions from:
Net realized gains	—	—	—	(.39)	—

Total distributions	—	—	—	(.39)	—

Net asset value, end of period	$31.42	$25.32	$15.23	$24.35	$26.57

Total Return[b]	24.09%	66.25%	(37.45%)	(7.02%)	3.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,384	$6,494	$2,111	$4,453	$3,743

Ratios to average net assets:
Net investment loss	(1.53%)	(1.40%)	(1.13%)	(1.21%)	(1.44%)
Total expenses	2.29%	2.28%	2.29%	2.27%	2.28%

Portfolio turnover rate	808%	699%	573%	450%	1,029%

144 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$26.50	$15.81	$25.10	$27.16	$26.11

Income (loss) from investment operations:
Net investment loss[a]	(.26)	(.14)	(.09)	(.17)	(.14)
Net gain (loss) on investments (realized and unrealized)	6.89	10.83	(9.20)	(1.50)	1.19

Total from investment operations	6.63	10.69	(9.29)	(1.67)	1.05

Less distributions from:
Net realized gains	—	—	—	(.39)	—

Total distributions	—	—	—	(.39)	—

Net asset value, end of period	$33.13	$26.50	$15.81	$25.10	$27.16

Total Return[b]	25.02%	67.62%	(37.01%)	(6.28%)	4.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,831	$15,874	$12,512	$11,937	$49,087

Ratios to average net assets:
Net investment loss	(0.89%)	(0.60%)	(0.41%)	(0.62%)	(0.53%)
Total expenses	1.55%	1.53%	1.53%	1.53%	1.52%

Portfolio turnover rate	808%	699%	573%	450%	1,029%

a      Net investment loss per share was computed using average shares outstanding throughout the period.
b     Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 145

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
S&P 500 PURE VALUE FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap value securities. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).
Inception: February 20, 2004
For the one-year period ended March 31, 2011, S&P 500 Pure Value Fund H-Class returned 15.14%, compared with 18.42% for the S&P 500 Pure Value Index. The S&P 500 Pure Value Fund maintained a daily correlation of over 99% to its benchmark. Large-cap growth stocks outperformed large-cap value stocks during the period.
The Energy, Utilities and Health Care sectors provided the greatest contribution to return, 5.17%, 3.92% and 2.74%, respectively. Consumer Discretionary and Consumer Staples provided the lowest contribution to return, 0.38% and 0.38%, respectively.
The strongest contributors to index performance for the period were Tesoro Corp., Sunoco, Inc. and Valero Energy Corp. The stocks detracting most from return were Sears Holdings Corp., Genworth Financial, Inc. — Class A and Bank of America Corp.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class C-Class H-Class	September 1, 2004 February 20, 2004 February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

Tesoro Corp.	2.5%
Valero Energy Corp.	2.3%
Dean Foods Co.	2.3%
SUPERVALU, Inc.	2.2%
Constellation Energy Group, Inc.	2.1%
Sears Holdings Corp.	2.1%
Coventry Health Care, Inc.	2.0%
NRG Energy, Inc.	1.8%
Tyson Foods, Inc. — Class A	1.8%
Archer-Daniels-Midland Co.	1.7%

Top Ten Total	20.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
146 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

				A-Class				C-Class
				(09/01/04)				(02/20/04)

	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

S&P 500 PURE VALUE FUND	15.14%	9.67%	0.69%	-0.29%	3.33%	2.57%	14.28%	13.28%	-0.02%	2.17%
S&P 500 PURE VALUE INDEX	18.42%	18.42%	3.72%	3.72%	7.50%	7.50%	18.42%	18.42%	3.72%	7.54%

		H-Class
		(02/20/04)

	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

S&P 500 PURE VALUE FUND	15.14%	0.75%	2.94%
S&P 500 PURE VALUE INDEX	18.42%	3.72%	7.54%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Pure Value Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 147

SCHEDULE OF INVESTMENTS	March 31, 2011
S&P 500 PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

FINANCIALS - 25.5%
Hartford Financial Services Group, Inc.	20,449	$550,692
Assurant, Inc.	12,150	467,896
Capital One Financial Corp.	8,907	462,808
Bank of America Corp.	34,584	461,005
Unum Group	16,121	423,176
Allstate Corp.	12,708	403,860
Prudential Financial, Inc.	6,193	381,365
XL Group plc — Class A	15,238	374,855
Genworth Financial, Inc. — Class A*	26,829	361,118
Lincoln National Corp.	11,018	330,981
NASDAQ OMX Group, Inc.*	9,899	255,790
JPMorgan Chase & Co.	5,499	253,504
ACE Ltd.	3,765	243,596
Travelers Companies, Inc.	4,030	239,704
Cincinnati Financial Corp.	7,046	231,109
Principal Financial Group, Inc.	7,185	230,710
Fifth Third Bancorp	16,585	230,200
Loews Corp.	5,335	229,885
Citigroup, Inc.*	49,390	218,304
Regions Financial Corp.	28,032	203,512
BB&T Corp.	7,256	199,177
Weyerhaeuser Co.	7,862	193,405
SLM Corp.*	12,330	188,649
Legg Mason, Inc.	5,108	184,348
PNC Financial Services Group, Inc.	2,905	182,986
SunTrust Banks, Inc.	5,995	172,896
Morgan Stanley	6,282	171,624
NYSE Euronext	4,782	168,183
Discover Financial Services	6,617	159,602
Chubb Corp.	2,601	159,467
MetLife, Inc.	3,551	158,836
People’s United Financial, Inc.	12,031	151,350
Goldman Sachs Group, Inc.	859	136,126
Torchmark Corp.	1,897	126,113

Total Financials		8,906,832

UTILITIES - 15.8%
Constellation Energy Group, Inc.	23,718	738,341
NRG Energy, Inc.*	29,305	631,230
Pepco Holdings, Inc.	22,889	426,880
NiSource, Inc.	17,288	331,584
Ameren Corp.	11,338	318,258
AES Corp.*	24,290	315,770
FirstEnergy Corp.	6,135	227,547
Oneok, Inc.	3,370	225,385
DTE Energy Co.	4,559	223,209
Integrys Energy Group, Inc.	4,402	222,345
CMS Energy Corp.	9,226	181,199
Edison International	4,792	175,339
Consolidated Edison, Inc.	3,131	158,804
American Electric Power Company, Inc.	4,405	154,792
Nicor, Inc.	2,737	146,977
Progress Energy, Inc.	3,152	145,433
Duke Energy Corp.	7,875	142,931
Northeast Utilities	3,868	133,833
Sempra Energy	2,440	130,540
CenterPoint Energy, Inc.	7,263	127,538
Xcel Energy, Inc.	4,888	116,774
SCANA Corp.	2,891	113,819
Entergy Corp.	1,605	107,872

Total Utilities		5,496,400

CONSUMER STAPLES - 13.3%
Dean Foods Co.*	80,141	801,410
SUPERVALU, Inc.	86,197	769,739
Tyson Foods, Inc. — Class A	31,823	610,683
Archer-Daniels-Midland Co.	16,910	608,929
CVS Caremark Corp.	10,953	375,907
Kroger Co.	13,780	330,307
Safeway, Inc.	11,108	261,482
Costco Wholesale Corp.	3,377	247,602
Walgreen Co.	5,034	202,065
Wal-Mart Stores, Inc.	2,891	150,477
Sysco Corp.	5,072	140,494
ConAgra Foods, Inc.	5,792	137,560

Total Consumer Staples		4,636,655

HEALTH CARE - 10.9%
Coventry Health Care, Inc.*	22,134	705,853
Humana, Inc.*	7,921	553,995
WellPoint, Inc.	7,665	534,940
Aetna, Inc.	13,437	502,947
McKesson Corp.	5,903	466,632
Cardinal Health, Inc.	9,750	401,017
UnitedHealth Group, Inc.	7,068	319,474
CareFusion Corp.*	6,164	173,825
Boston Scientific Corp.*	18,675	134,273

Total Health Care		3,792,956

CONSUMER DISCRETIONARY - 10.8%
Sears Holdings Corp.*	8,736	722,030
GameStop Corp. — Class A*	21,369	481,230
Whirlpool Corp.	4,989	425,861
AutoNation, Inc.*	9,374	331,558
JC Penney Company, Inc.	7,340	263,580
DR Horton, Inc.	21,213	247,132
Time Warner, Inc.	5,855	209,024
Gannett Company, Inc.	13,705	208,727
Washington Post Co. — Class B	466	203,903
CBS Corp. — Class B	7,881	197,340
Goodyear Tire & Rubber Co.*	11,182	167,506
RadioShack Corp.	10,534	158,115
Lowe’s Companies, Inc.	5,593	147,823

Total Consumer Discretionary		3,763,829

148 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
S&P 500 PURE VALUE FUND

	Shares	Value

ENERGY - 9.5%
Tesoro Corp.*	31,976	$857,916
Valero Energy Corp.	27,153	809,702
Marathon Oil Corp.	9,571	510,230
Sunoco, Inc.	6,995	318,902
ConocoPhillips	3,046	243,254
QEP Resources, Inc.	5,858	237,483
Rowan Companies, Inc.*	5,047	222,977
Hess Corp.	1,475	125,685

Total Energy		3,326,149

INDUSTRIALS - 5.8%
RR Donnelley & Sons Co.	19,229	363,820
L-3 Communications Holdings, Inc. — Class 3	4,408	345,191
Jacobs Engineering Group, Inc.*	5,645	290,322
Northrop Grumman Corp.	4,117	258,177
Ryder System, Inc.	5,023	254,164
Masco Corp.	13,117	182,589
Quanta Services, Inc.*	7,889	176,950
General Electric Co.	7,347	147,307

Total Industrials		2,018,520

INFORMATION TECHNOLOGY - 3.5%
Jabil Circuit, Inc.	23,147	472,893
Computer Sciences Corp.	8,955	436,377
Xerox Corp.	16,346	174,085
Dell, Inc.*	8,574	124,409

Total Information Technology		1,207,764

MATERIALS - 3.2%
International Paper Co.	9,564	288,642
AK Steel Holding Corp.	16,957	267,581
MeadWestvaco Corp.	8,376	254,044
Alcoa, Inc.	10,188	179,818
Sealed Air Corp.	5,283	140,845

Total Materials		1,130,930

TELECOMMUNICATION SERVICES - 1.2%
Sprint Nextel Corp.*	92,215	427,878

Total Common Stocks (Cost $28,650,299)		34,707,913

	FACE
	AMOUNT	VALUE

REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$102,007	$102,007
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	37,829	37,829
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	19,772	19,772
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	6,801	6,801

Total Repurchase Agreements (Cost $166,409)		166,409

Total Investments — 100.0% (Cost $28,816,708)		$34,874,322

Liabilities, Less Cash &
Other Assets — 0.0%		(2,446)

Total Net Assets — 100.0%		$34,871,876

*	Non-income producing security

†	value determined based on Level 1 inputs — See Note 8.

††	value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 149

S&P 500 PURE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets
Investments, at value	$34,707,913
Repurchase agreements, at value	166,409

Total investments	34,874,322
Cash	2,614
Receivables:
Securities sold	228,340
Fund shares sold	1,841
Dividends	65,931

Total assets	35,173,048

Liabilities:
Payable for:
Securities purchased	23,875
Fund shares redeemed	151,973
Management fees	38,038
Custodian fees	1,752
Transfer agent/maintenance fees	12,679
Distribution and service fees	15,268
Portfolio accounting fees	5,072
Licensing fees	816
Other	51,699

Total liabilities	301,172

Net assets	$34,871,876

Net assets consist of:
Paid in capital	$34,973,915
Accumulated net investment loss	—
Accumulated net realized loss on investments	(6,159,653)
Net unrealized appreciation on investments	6,057,614

Net assets	$34,871,876

A-Class:
Net assets	$2,329,285
Capital shares outstanding	25,822
Net asset VALUE per share	$90.21

Maximum offering price per share*	$94.71

C-Class:
Net assets	$5,690,307
Capital shares outstanding	67,747
Net asset VALUE per share	$83.99

H-Class:
Net assets	$26,852,284
Capital shares outstanding	296,724
Net asset value per share	$90.50

Investments, at cost	$28,650,299
Repurchase agreements, at cost	166,409

Total cost	$28,816,708

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

INVESTMENT INCOME:
Dividends	$787,952
Interest	509

Total investment income	788,461

Expenses:
Management fees	388,056
Transfer agent and administrative fees	129,352
Distribution and service fees:
A-Class	8,834
C-Class	29,168
H-Class	113,226
Portfolio accounting fees	51,740
Trustees’ fees**	6,592
Miscellaneous	94,015

Total expenses	820,983

Net investment loss	(32,522)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,480,016

Net realized gain	8,480,016

Net change in unrealized appreciation (depreciation) on:
Investments	(8,294,860)

Net change in unrealized appreciation (depreciation)	(8,294,860)

Net realized and unrealized gain	185,156

Net increase in net assets resulting from operations	$152,634

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

150 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(32,522)	$223,302
Net realized gain on investments	8,480,016	11,207,510
Net change in unrealized appreciation (depreciation) on investments	(8,294,860)	14,716,760

Net increase in net assets resulting from operations	152,634	26,147,572

Distributions to shareholders from:
Net investment income
A-Class	(16,831)	(5,911)
C-Class	(38,161)	(37,725)
H-Class	(168,310)	(465,758)

Total distributions to shareholders	(223,302)	(509,394)

Capital share transactions:
Proceeds from sale of shares
A-Class	20,577,766	15,145,213
C-Class	12,317,081	12,436,778
H-Class	446,114,591	455,762,213
Distributions reinvested
A-Class	11,816	3,807
C-Class	32,218	37,392
H-Class	165,705	465,190
Cost of shares redeemed
A-Class	(26,189,401)	(7,194,675)
C-Class	(11,762,447)	(9,899,329)
H-Class	(567,934,046)	(336,675,504)

Net increase (decrease) from capital share transactions	(126,666,717)	130,081,085

Net increase (decrease) in net assets	(126,737,385)	155,719,263
Net assets:
Beginning of year	161,609,261	5,889,998

End of year	$34,871,876	$161,609,261

Undistributed/(Accumulated) net investment income/ (loss) at end of year	$—	$223,301

Capital share activity:
Shares sold
A-Class	251,530	198,985	†
C-Class	160,280	206,943	†
H-Class	5,470,210	6,745,739	†
Shares issued from reinvestment of distributions
A-Class	149	54	†
C-Class	436	561	†
H-Class	2,086	6,550	†
Shares redeemed
A-Class	(328,246)	(102,355	)†
C-Class	(158,144)	(175,865	)†
H-Class	(7,034,879)	(5,020,789	)†

Net increase (decrease) in shares	(1,636,578)	1,859,823	†

†	Share amounts for the period April 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 151

S&P 500 PURE VALUE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010[c]	2009[c]	2008[c]	2007[c]

Per Share Data
Net asset VALUE, beginning of period	$79.66	$35.58	$100.00	$167.30	$145.60

Income (loss) from investment operations:
Net investment income[a]	.01	.26	1.95	2.45	1.85
Net gain (loss) on investment (realized and unrealized)	11.87	44.60	(57.52)	(30.50)	21.65

Total from investment operations	11.88	44.86	(55.57)	(28.05)	23.50

Less distributions from:
Net investment income	(1.33)	(.78)	(1.05)	(9.95)	(1.05)
Net realized gains	—	—	(7.80)	(29.30)	(.75)

Total distributions	(1.33)	(.78)	(8.85)	(39.25)	(1.80)

Net asset VALUE, end of period	$90.21	$79.66	$35.58	$100.00	$167.30

Total Return[b]	15.14%	126.37%	(57.28%)	(19.98%)	16.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,329	$8,156	$203	$4,269	$5,348

Ratios to average net assets:
Net investment income	0.01%	0.39%	2.16%	1.67%	1.17%
Total expenses	1.54%	1.52%	1.53%	1.52%	1.50%

Portfolio turnover rate	820%	673%	1,448%	289%	389%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010[c]	2009[c]	2008[c]	2007[c]

Per Share Data
Net asset VALUE, beginning of period	$74.81	$33.66	$96.00	$163.40	$143.35

Income (loss) from investment operations:
Net investment income (loss)[a]	(.51)	(.02)	1.40	.70	.45
Net gain (loss) on investment (realized and unrealized)	11.02	41.95	(54.89)	(28.85)	21.40

Total from investment operations	10.51	41.93	(53.49)	(28.15)	21.85
Less distributions from:
Net investment income	(1.33)	(.78)	(1.05)	(9.95)	(1.05)
Net realized gains	—	—	(7.80)	(29.30)	(.75)

Total distributions	(1.33)	(.78)	(8.85)	(39.25)	(1.80)

Net asset VALUE, end of period	$83.99	$74.81	$33.66	$96.00	$163.40

Total Return[b]	14.28%	124.86%	(57.55%)	(20.57%)	15.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,690	$4,876	$1,129	$1,838	$21,075

Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.03%)	2.44%	0.48%	0.29%
Total expenses	2.29%	2.27%	2.29%	2.29%	2.27%

Portfolio turnover rate	820%	673%	1,448%	289%	389%

152 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE VALUE FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010[c]	2009[c]	2008[c]	2007[c]

Per Share Data
Net asset VALUE, beginning of period	$79.91	$35.67	$100.00	$167.30	$145.60

Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	.32	1.40	1.80	1.75
Net gain (loss) on investments (realized and unrealized)	11.94	44.70	(56.88)	(29.85)	21.75

Total from investment operations	11.92	45.02	(55.48)	(28.05)	23.50

Less distributions from:
Net investment income	(1.33)	(.78)	(1.05)	(9.95)	(1.05)
Net realized gains	—	—	(7.80)	(29.30)	(.75)

Total distributions	(1.33)	(.78)	(8.85)	(39.25)	(1.80)

Net asset value, end of period	$90.50	$79.91	$35.67	$100.00	$167.30

Total Return[b]	15.14%	126.50%	(57.23%)	(19.98%)	16.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,852	$148,578	$4,558	$18,459	$184,082

Ratios to average net assets:
Net investment income (loss)	(0.03%)	0.47%	2.36%	1.11%	1.12%
Total expenses	1.54%	1.54%	1.53%	1.53%	1.51%

Portfolio turnover rate	820%	673%	1,448%	289%	389%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[c]	Reverse share split — Per share amounts for the period March 31, 2007 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 153

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
S&P MIDCAP 400 PURE GROWTH FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”).
Inception: February 20, 2004
For the one-year period ended March 31, 2011, S&P MidCap 400 Pure Growth Fund H-Class returned 32.74%, compared with 35.59% for the S&P MidCap 400 Pure Growth Index. The S&P MidCap 400 Pure Growth Fund maintained a daily correlation of over 99% to its benchmark. Mid-cap growth stocks modestly outperformed mid-cap value stocks during the period.
Consumer Discretionary and Information Technology holdings contributed 11.04% and 10.36% to Fund returns, respectively. Other heavily weighted sectors in the index, Health Care and Industrials, made modest contributions to overall returns.
Netflix, Inc., Green Mountain Coffee Roasters, Inc. and Chipotle Mexican Grill, Inc. — Class A were among the stocks which added the most to the index during the year. Cree, Inc., Aeropostale, Inc. and Strayer Education, Inc. were among the stocks which provided the least performance to the index during the year.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

Green Mountain Coffee
Roasters, Inc.	3.0%
Rackspace Hosting, Inc.	2.4%
Chipotle Mexican Grill, Inc. —
Class A	2.0%
Deckers Outdoor Corp.	2.0%
NewMarket Corp.	1.9%
Bucyrus International, Inc. —
Class A	1.9%
Riverbed Technology, Inc.	1.9%
Ascena Retail Group, Inc.	1.7%
Fossil, Inc.	1.7%
TIBCO Software, Inc.	1.6%

Top Ten Total	20.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
154 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†     Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

			A-Class					C-Class
			(09/01/04)					(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

S&P MIDCAP 400 PURE GROWTH FUND	32.75%	26.43%	8.80%	7.75%	11.50%	10.68%	31.78%	30.78%	8.00%	9.11%
S&P MIDCAP 400 PURE GROWTH INDEX	35.59%	35.59%	11.02%	11.02%	13.80%	13.80%	35.59%	35.59%	11.02%	12.37%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

S&P MIDCAP 400 PURE GROWTH FUND	32.74%	8.82%	9.92%
S&P MIDCAP 400 PURE GROWTH INDEX	35.59%	11.02%	12.37%

*	Fund returns are calculated using the maximum sales charge of 4.75%
**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P MidCap 400 Pure Growth Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 155

SCHEDULE OF INVESTMENTS	March 31, 2011
S&P MIDCAP 400 PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.3%
CONSUMER DISCRETIONARY - 30.9%
Chipotle Mexican Grill, Inc. — Class A*	18,320	$4,989,818
Deckers Outdoor Corp.*	56,224	4,843,698
Ascena Retail Group, Inc.*	130,226	4,220,625
Fossil, Inc.*	44,140	4,133,711
Guess?, Inc.	95,240	3,747,694
Aeropostale, Inc.*	152,621	3,711,743
Cheesecake Factory, Inc.*	122,423	3,683,708
Under Armour, Inc. — Class A*	53,722	3,655,782
Panera Bread Co. — Class A*	27,675	3,514,725
Tractor Supply Co.	52,692	3,154,143
LKQ Corp.*	123,352	2,972,783
Life Time Fitness, Inc.*	74,820	2,791,534
Phillips-Van Heusen Corp.	39,392	2,561,662
Dick’s Sporting Goods, Inc.*	62,400	2,494,752
Chico’s FAS, Inc.	154,818	2,306,788
Dollar Tree, Inc.*	39,488	2,192,374
Warnaco Group, Inc.*	38,077	2,177,624
Polaris Industries, Inc.	23,839	2,074,470
PetSmart, Inc.	50,633	2,073,421
Tupperware Brands Corp.	34,232	2,043,993
DreamWorks Animation SKG, Inc. — Class A*	69,804	1,949,626
ITT Educational Services, Inc.*	25,099	1,810,893
Williams-Sonoma, Inc.	44,703	1,810,471
Advance Auto Parts, Inc.	25,758	1,690,240
ANN, Inc.*	52,891	1,539,657
Bally Technologies, Inc.*	28,445	1,076,643
Strayer Education, Inc.	7,770	1,013,907
Lamar Advertising Co. — Class A*	24,155	892,286
Gentex Corp.	29,066	879,246
WMS Industries, Inc.*	22,245	786,361

Total Consumer Discretionary		76,794,378

INFORMATION TECHNOLOGY - 27.5%
Rackspace Hosting, Inc.*	141,207	6,050,720
Riverbed Technology, Inc.*	122,775	4,622,479
TIBCO Software, Inc.*	147,107	4,008,666
Informatica Corp.*	76,595	4,000,557
Skyworks Solutions, Inc.*	121,727	3,946,389
Cree, Inc.*	63,356	2,924,513
Advent Software, Inc.*	93,391	2,677,520
Polycom, Inc.*	51,118	2,650,468
Equinix, Inc.*	28,212	2,570,113
Concur Technologies, Inc.*	43,915	2,435,087
ANSYS, Inc.*	43,838	2,375,581
Factset Research Systems, Inc.	22,524	2,358,939
Lender Processing Services, Inc.	67,591	2,175,754
Solera Holdings, Inc.	41,703	2,131,023
Gartner, Inc.*	46,956	1,956,657
MICROS Systems, Inc.*	38,570	1,906,515
Rovi Corp.*	35,269	1,892,182
ADTRAN, Inc.	39,703	1,685,789
Atmel Corp.*	117,622	1,603,188
Semtech Corp.*	63,045	1,577,386
Alliance Data Systems Corp.*	17,477	1,501,100
Global Payments, Inc.	29,694	1,452,630
Quest Software, Inc.*	56,600	1,437,074
Digital River, Inc.*	33,884	1,268,278
Jack Henry & Associates, Inc.	33,058	1,120,336
Silicon Laboratories, Inc.*	25,344	1,095,114
NeuStar, Inc. — Class A*	40,800	1,043,664
QLogic Corp.*	55,600	1,031,380
ACI Worldwide, Inc.*	30,025	984,820
Zebra Technologies Corp. — Class A*	22,842	896,320
RF Micro Devices, Inc.*	115,665	741,413

Total Information Technology		68,121,655

HEALTH CARE - 16.2%
Medicis Pharmaceutical Corp. — Class A	120,694	3,867,036
Cooper Companies, Inc.	50,400	3,500,280
Allscripts Healthcare Solutions, Inc.*	166,265	3,489,902
United Therapeutics Corp.*	44,100	2,955,582
Health Management Associates, Inc. — Class A*	256,990	2,801,191
Mednax, Inc.*	41,213	2,745,198
Perrigo Co.	34,250	2,723,560
IDEXX Laboratories, Inc.*	32,958	2,545,017
Endo Pharmaceuticals Holdings, Inc.*	65,016	2,481,010
Kinetic Concepts, Inc.*	45,161	2,457,662
Universal Health Services, Inc. — Class B	48,708	2,406,662
ResMed, Inc.*	64,908	1,947,240
Lincare Holdings, Inc.	63,376	1,879,732
Gen-Probe, Inc.*	24,234	1,607,926
Thoratec Corp.*	55,533	1,439,971
Mettler-Toledo International, Inc.*	7,433	1,278,476

Total Health Care		40,126,445

ENERGY - 5.5%
Atwood Oceanics, Inc.*	72,559	3,368,914
Oceaneering International, Inc.*	36,848	3,296,053
Dril-Quip, Inc.*	36,258	2,865,470
Northern Oil and Gas, Inc.*	81,400	2,173,380
Bill Barrett Corp.*	46,903	1,871,899

Total Energy		13,575,716

MATERIALS - 5.1%
NewMarket Corp.	30,305	4,794,857
Lubrizol Corp.	22,500	3,014,100
Intrepid Potash, Inc.*	67,400	2,346,868

156 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
S&P MIDCAP 400 PURE GROWTH FUND

	Shares	Value

Compass Minerals International, Inc.	17,917	$1,675,777
Albemarle Corp.	15,358	917,948

Total Materials		12,749,550

INDUSTRIALS — 4.6%
Bucyrus International, Inc. — Class A	50,653	4,632,217
BE Aerospace, Inc.*	87,844	3,121,097
Copart, Inc.*	38,050	1,648,707
Woodward, Inc.	33,016	1,141,033
Rollins, Inc.	43,400	881,020

Total Industrials		11,424,074

FINANCIALS — 4.4%
SL Green Realty Corp.	37,889	2,849,253
Jones Lang LaSalle, Inc.	19,177	1,912,714
Macerich Co.	38,267	1,895,365
Waddell & Reed Financial, Inc. — Class A	37,415	1,519,423
Corporate Office Properties Trust	40,917	1,478,740
MSCI, Inc. — Class A*	32,109	1,182,253

Total Financials		10,837,748

CONSUMER STAPLES — 4.2%
Green Mountain Coffee Roasters, Inc.*	116,033	7,496,892
Hansen Natural Corp.*	47,731	2,874,838

Total Consumer Staples		10,371,730

TELECOMMUNICATION SERVICES — 0.9%
tw telecom, Inc. — Class A*	112,460	2,159,232

Total Common Stocks (Cost $208,537,506)		246,160,528

WARRANT†† — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	18	3

Total Consumer Discretionary (Cost $—)		3

Total Warrant (Cost $—)		3

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 0.6%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$938,510	$938,510
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	348,047	348,047
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	181,910	181,910
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	62,567	62,567

Total Repurchase Agreements (Cost $1,531,034)		1,531,034

Total Investments — 99.9% (Cost $210,068,540)		$247,691,565

Other Assets, Less Liabilities — 0.1%		$301,834

Total Net Assets — 100.0%		$247,993,399

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 157

S&P MIDCAP 400 PURE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$246,160,531
Repurchase agreements, at value	1,531,034

Total investments	247,691,565
Receivables:
Securities sold	3,004,997
Fund shares sold	1,615,029
Dividends	74,555

Total assets	252,386,146

Liabilities:
Payable for:
Securities purchased	3,499,904
Fund shares redeemed	546,735
Management fees	127,860
Custodian fees	4,773
Transfer agent/maintenance fees	42,620
Distribution and service fees	48,582
Portfolio accounting fees	17,048
Licensing fees	2,706
Other	102,519

Total liabilities	4,392,747

Net Assets	$247,993,399

Net Assets Consist of:
Paid in capital	$219,838,504
Accumulated net investment loss	—
Accumulated net realized loss on investments	(9,468,130)
Net unrealized appreciation on investments	37,623,025

Net assets	$247,993,399

A-Class:
Net assets	$25,237,301
Capital shares outstanding	590,178
Net asset value per share	$42.76

Maximum offering price per share*	$44.89

C-Class:
Net assets	$10,102,437
Capital shares outstanding	249,619
Net asset value per share	$40.47

H-Class:
Net assets	$212,653,661
Capital shares outstanding	4,967,885
Net asset value per share	$42.81

Investments, at cost	$208,537,506
Repurchase agreements, at cost	1,531,034

Total cost	$210,068,540

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends	$588,228
Interest	1,295

Total investment income	589,523

Expenses:
Management fees	850,218
Transfer agent and administrative fees	283,406
Distribution and service fees:
A-Class	18,395
C-Class	55,052
H-Class	251,248
Portfolio accounting fees	112,276
Trustees’ fees**	7,908
Miscellaneous	217,566

Total expenses	1,796,069

Net investment loss	(1,206,546)

Net Realized And Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	11,940,557

Net realized gain	11,940,557

Net change in unrealized appreciation (depreciation) on:
Investments	25,095,377

Net change in unrealized appreciation (depreciation)	25,095,377

Net realized and unrealized gain	37,035,934

Net increase in net assets resulting from operations	$35,829,388

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

158 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDCAP 400 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,206,546)	$(518,991)
Net realized gain on investments	11,940,557	4,143,406
Net change in unrealized appreciation (depreciation) on investments	25,095,377	10,192,157

Net increase in net assets resulting from operations	35,829,388	13,816,572

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	48,413,965	9,118,126
C-Class	16,223,181	12,063,875
H-Class	621,590,504	359,244,845
Cost of shares redeemed
A-Class	(27,798,637)	(8,227,201)
C-Class	(11,666,481)	(13,253,534)
H-Class	(505,069,223)	(322,082,822)

Net increase from capital share transactions	141,693,309	36,863,289

Net increase in net assets	177,522,697	50,679,861
Net assets:
Beginning of year	70,470,702	19,790,841

End of year	$247,993,399	$70,470,702

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	1,303,426	300,377
C-Class	465,724	502,964
H-Class	17,350,447	14,089,972
Shares redeemed
A-Class	(782,853)	(270,498)
C-Class	(339,178)	(578,802)
H-Class	(14,381,054)	(12,947,561)

Net increase in shares	3,616,512	1,096,452

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 159

S&P MIDCAP 400 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$32.21	$18.19	$26.65	$30.72	$31.94

Income (loss) from investment operations:
Net investment loss[a]	(.38)	(.28)	(.24)	(.27)	(.08)

Net gain (loss) on investments (realized and unrealized)	10.93	14.30	(8.22)	(1.42)	.48
Total from investment operations	10.55	14.02	(8.46)	(1.69)	.40

Less distributions from:
Net realized gains	—	—	—	(2.38)	(1.62)

Total distributions	—	—	—	(2.38)	(1.62)

Net asset value, end of period	$42.76	$32.21	$18.19	$26.65	$30.72

Total Return[b]	32.75%	77.08%	(31.74%)	(6.26%)	(1.36%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,237	$2,242	$723	$3,863	$2,777

Ratios to average net assets:
Net investment loss	(1.04%)	(1.03%)	(0.93%)	(0.88%)	(0.25%)
Total expenses	1.54%	1.53%	1.58%	1.52%	1.51%

Portfolio turnover rate	448%	626%	1,281%	736%	537%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$30.71	$17.48	$25.79	$30.01	$31.47

Income (loss) from investment operations:
Net investment loss[a]	(.63)	(.44)	(.42)	(.50)	(.42)
Net gain (loss) on investments (realized and unrealized)	10.39	13.67	(7.89)	(1.34)	.58
Total from investment operations	9.76	13.23	(8.31)	(1.84)	.16

Less distributions from:
Net realized gains	—	—	—	(2.38)	(1.62)

Total distributions	—	—	—	(2.38)	(1.62)

Net asset value, end of period	$40.47	$30.71	$17.48	$25.79	$30.01

Total Return[b]	31.78%	75.69%	(32.22%)	(6.92%)	0.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,102	$3,780	$3,477	$1,426	$5,316

Ratios to average net assets:
Net investment loss	(1.83%)	(1.77%)	(1.72%)	(1.69%)	(1.40%)
Total expenses	2.29%	2.28%	2.32%	2.28%	2.27%

Portfolio turnover rate	448%	626%	1,281%	736%	537%

160 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDCAP 400 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$32.25	$18.21	$26.68	$30.75	$31.95

Income (loss) from investment operations:
Net investment loss[a]	(.38)	(.26)	(.22)	(.28)	(.24)
Net gain (loss) on investments (realized and unrealized)	10.94	14.30	(8.25)	(1.41)	.66

Total from investment operations	10.56	14.04	(8.47)	(1.69)	.42

Less distributions from:
Net realized gains	—	—	—	(2.38)	(1.62)

Total distributions	—	—	—	(2.38)	(1.62)

Net asset value, end of period	$42.81	$32.25	$18.21	$26.68	$30.75

Total Return[b]	32.74%	77.10%	(31.75%)	(6.25%)	1.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$212,654	$64,449	$15,591	$14,158	$7,715

Ratios to average net assets:
Net investment loss	(1.02%)	(0.99%)	(0.95%)	(0.92%)	(0.80%)
Total expenses	1.55%	1.54%	1.55%	1.51%	1.52%

Portfolio turnover rate	448%	626%	1,281%	736%	537%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 161

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
S&P MIDCAP 400 PURE VALUE FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).
Inception: February 20, 2004
For the one-year period ended March 31, 2011, S&P MidCap 400 Pure Value Fund H-Class returned 12.85%, compared with 16.09% for the S&P MidCap 400 Pure Value Index. The S&P MidCap 400 Pure Value Fund maintained a daily correlation of over 99% to its benchmark. Mid-cap growth stocks modestly outperformed mid-cap value stocks during the period.
Industrials, which composed almost 20% of the portfolio, rose about 25%, and contributed 4.49% to return. Information Technology, Financials and Health Care were also significant contributors to performance. Lightly weighted Telecommunication Services (0.86% of the portfolio) contributed 0.16% to Fund return.
The best-performing holdings included Foot Locker, Inc., KBR, Inc. and Cathay General Bancorp. Barnes & Noble, Inc., Federal Signal Corp. and Wilmington Trust Corp. were among the stocks providing the least performance to the index during the year.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

Kindred Healthcare, Inc.	3.6%
CoreLogic, Inc.	2.5%
First American Financial Corp.	2.3%
Omnicare, Inc.	2.2%
Ingram Micro, Inc. — Class A	2.2%
Tech Data Corp.	2.1%
URS Corp.	2.0%
Smithfield Foods, Inc.	2.0%
Community Health Systems, Inc.	2.0%
Unitrin, Inc.	1.9%

Top Ten Total	22.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
163 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

			A-Class					C-Class
			(09/01/04)					(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

S&P MIDCAP 400 PURE VALUE FUND	12.81%	7.45%	2.28%	1.28%	5.97%	5.18%	12.03%	11.03%	1.45%	4.43%
S&P MIDCAP 400 PURE VALUE INDEX	16.09%	16.09%	5.65%	5.65%	8.65%	8.65%	16.09%	16.09%	5.65%	7.98%

		H-Class
		(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

S&P MIDCAP 400 PURE VALUE FUND	12.85%	2.28%	5.25%
S&P MIDCAP 400 PURE VALUE INDEX	16.09%	5.65%	7.98%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P MidCap 400 Pure Value Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 163

SCHEDULE OF INVESTMENTS	March 31, 2011
S&P MIDCAP 400 PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.3%

FINANCIALS - 22.9%
First American Financial Corp.	79,064	$1,304,556
Unitrin, Inc.	36,168	1,116,868
Reinsurance Group of America, Inc. — Class A	14,585	915,646
Fidelity National Financial, Inc. — Class A	55,567	785,162
Protective Life Corp.	29,489	782,933
Transatlantic Holdings, Inc.	13,089	637,042
American Financial Group, Inc.	17,861	625,492
Everest Re Group Ltd.	6,870	605,797
Hanover Insurance Group, Inc.	12,305	556,801
BancorpSouth, Inc.	35,780	552,801
StanCorp Financial Group, Inc.	11,090	511,471
Old Republic International Corp.	36,864	467,804
W.R. Berkley Corp.	13,740	442,565
HCC Insurance Holdings, Inc.	12,976	406,279
Astoria Financial Corp.	27,282	392,042
Washington Federal, Inc.	21,936	380,370
International Bancshares Corp.	20,139	369,349
Mercury General Corp.	9,110	356,474
Fulton Financial Corp.	29,984	333,122
Synovus Financial Corp.	134,269	322,246
Associated Banc-Corp.	19,426	288,476
Hospitality Properties Trust	12,001	277,823
Webster Financial Corp.	12,060	258,446
Apollo Investment Corp.	19,845	239,331
First Niagara Financial Group, Inc.	16,000	217,280

Total Financials		13,146,176

INDUSTRIALS - 13.4%
URS Corp.*	25,152	1,158,250
KBR, Inc.	20,769	784,445
Brink’s Co.	22,236	736,234
Manpower, Inc.	10,894	685,015
Granite Construction, Inc.	22,615	635,482
Aecom Technology Corp.*	21,676	601,075
AirTran Holdings, Inc.*	77,567	577,874
Harsco Corp.	16,269	574,133
Shaw Group, Inc.*	15,413	545,774
JetBlue Airways Corp.*	67,446	422,886
Trinity Industries, Inc.	10,861	398,273
Alliant Techsystems, Inc.	4,052	286,355
Con-way, Inc.	6,551	257,389

Total Industrials		7,663,185

CONSUMER DISCRETIONARY - 12.5%
Collective Brands, Inc.*	40,950	883,701
Boyd Gaming Corp.*	90,994	852,614
Regis Corp.	39,799	706,034
Barnes & Noble, Inc.	75,430	693,202
American Greetings Corp. — Class A	28,505	672,718
Wendy’s — Class A	107,260	539,518
Rent-A-Center, Inc. — Class A	13,806	481,967
Scholastic Corp.	17,243	466,251
Bob Evans Farms, Inc.	13,539	441,371
Mohawk Industries, Inc.*	6,210	379,742
Career Education Corp.*	14,070	319,670
Foot Locker, Inc.	14,940	294,617
KB Home	19,420	241,585
MDC Holdings, Inc.	8,460	214,461

Total Consumer Discretionary		7,187,451

HEALTH CARE - 12.4%
Kindred Healthcare, Inc.*	86,840	2,073,739
Omnicare, Inc.	42,974	1,288,790
Community Health Systems, Inc.*	28,204	1,127,878
Owens & Minor, Inc.	26,044	845,909
Health Net, Inc.*	25,059	819,429
LifePoint Hospitals, Inc.*	15,091	606,357
Teleflex, Inc.	5,768	334,429

Total Health Care		7,096,531

INFORMATION TECHNOLOGY - 12.2%
CoreLogic, Inc.	78,791	1,457,634
Ingram Micro, Inc. — Class A*	58,768	1,235,891
Tech Data Corp.*	23,250	1,182,495
Arrow Electronics, Inc.*	25,582	1,071,374
Avnet, Inc.*	27,083	923,260
AOL, Inc.*	26,414	515,865
SRA International, Inc. — Class A*	12,751	361,618
Convergys Corp.*	17,826	255,981

Total Information Technology		7,004,118

UTILITIES - 8.0%
PNM Resources, Inc.	69,884	1,042,669
Questar Corp.	34,480	601,676
Atmos Energy Corp.	16,653	567,867
N.V. Energy, Inc.	32,262	480,381
Great Plains Energy, Inc.	22,547	451,391
UGI Corp.	11,642	383,022
WGL Holdings, Inc.	8,636	336,804
Hawaiian Electric Industries, Inc.	10,798	267,790
Vectren Corp.	8,384	228,045
IDACORP, Inc.	5,726	218,161

Total Utilities		4,577,806

CONSUMER STAPLES - 6.4%
Smithfield Foods, Inc.*	47,210	1,135,873
Universal Corp.	20,725	902,366
BJ’s Wholesale Club, Inc.*	14,745	719,851
Ruddick Corp.	13,218	510,083
Ralcorp Holdings, Inc.*	5,554	380,060

Total Consumer Staples		3,648,233

MATERIALS - 5.8%
Ashland, Inc.	15,546	897,937
Commercial Metals Co.	34,791	600,841
Reliance Steel & Aluminum Co.	8,690	502,108
Worthington Industries, Inc.	13,458	281,541
Cabot Corp.	6,053	280,193

164 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
S&P MIDCAP 400 PURE VALUE FUND

	Shares	Value

Olin Corp.	11,163	$255,856
Louisiana-Pacific Corp.*	23,888	250,824
Temple-Inland, Inc.	10,586	247,713

Total Materials		3,317,013

ENERGY - 4.9%
Overseas Shipholding Group, Inc.	22,461	721,897
Frontier Oil Corp.	22,210	651,197
Helix Energy Solutions Group, Inc.*	30,090	517,548
Tidewater, Inc.	6,008	359,579
Exterran Holdings, Inc.*	12,508	296,815
Southern Union Co.	9,002	257,637

Total Energy		2,804,673

Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	12,950	436,415

Total Common Stocks (Cost $50,053,688)		56,881,601

WARRANT†† - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	176	30

Total Consumer Discretionary (Cost $—)		30

Total Warrant (Cost $—)		30

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 0.8%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$288,982	$288,982
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	107,169	107,169
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	56,013	56,013
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	19,266	19,266

Total Repurchase Agreements (Cost $471,430)		471,430

Total Investments — 100.1% (Cost $50,525,118)		$57,353,061

Liabilities, Other Assets — (0.1)%		(51,284)

Total Net Assets — 100.0%		$57,301,777

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 165

S&P MIDCAP 400 PURE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$56,881,631
Repurchase agreements, at value	471,430

Total investments	57,353,061
Receivables:
Fund shares sold	43,465
Dividends	39,168

Total assets	57,435,694

Liabilities:
Payable for:
Fund shares redeemed	13,989
Management fees	38,167
Custodian fees	1,425
Transfer agent/maintenance fees	12,722
Distribution and service fees	14,175
Portfolio accounting fees	5,089
Licensing fees	778
Other	47,572

Total liabilities	133,917

Net assets	$57,301,777

Net assets consist of:
Paid in capital	$55,813,740
Accumulated net investment loss	—
Accumulated net realized loss on investments	(5,339,906)
Net unrealized appreciation on investments	6,827,943

Net assets	$57,301,777

A-Class:
Net assets	$784,693
Capital shares outstanding	24,963
Net asset value per share	$31.43

Maximum offering price per share*	$33.00

C-Class:
Net assets	$2,310,742
Capital shares outstanding	78,238
Net asset value per share	$29.53

H-Class:
Net assets	$54,206,342
Capital shares outstanding	1,725,108
Net asset value per share	$31.42

Investments, at cost	$50,053,688
Repurchase agreements, at cost	471,430

Total cost	$50,525,118

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends	$941,020
Interest	731

Total investment income	941,751

Expenses:
Management fees	514,279
Transfer agent and administrative fees	171,426
Distribution and service fees:
A-Class	12,275
C-Class	18,508
H-Class	154,524
Portfolio accounting fees	68,562
Trustees’ fees**	9,338
Miscellaneous	122,226

Total expenses	1,071,138

Net investment loss	(129,387)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(606,918)

Net realized loss	(606,918)

Net change in unrealized appreciation (depreciation) on:
Investments	(15,191,426)

Net change in unrealized appreciation (depreciation)	(15,191,426)

Net realized and unrealized loss	(15,798,344)

Net decrease in net assets resulting from operations	$(15,927,731)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

166 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDCAP 400 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(129,387)	$231,950
Net realized gain (loss) on investments	(606,918)	9,616,321
Net change in unrealized appreciation (depreciation) on investments	(15,191,426)	21,691,091

Net increase (decrease) in net assets resulting from operations	(15,927,731)	31,539,362

Distributions to shareholders from:
Net investment income
A-Class	(4,094)	(2,076)
C-Class	(10,678)	(6,922)
H-Class	(217,178)	(134,553)
Net realized gains
A-Class	(62,048)	—
C-Class	(161,851)	—
H-Class	(3,291,876)	—

Total distributions to shareholders	(3,747,725)	(143,551)

Capital share transactions:
Proceeds from sale of shares
A-Class	47,393,406	16,949,502
C-Class	3,405,437	15,195,168
H-Class	300,937,705	529,643,072
Distributions reinvested
A-Class	59,087	2,017
C-Class	169,667	6,784
H-Class	3,493,240	133,192
Cost of shares redeemed
A-Class	(54,039,897)	(7,103,408)
C-Class	(3,799,622)	(14,178,507)
H-Class	(433,465,765)	(363,931,663)

Net increase (decrease) from capital share transactions	(135,846,742)	176,716,157

Net increase (decrease) in net assets	(155,522,198)	208,111,968

Net assets:
Beginning of year	212,823,975	4,712,007

End of period	$57,301,777	$212,823,975

Undistributed/(Accumulated) net investment income/(loss) at end of year	$—	$231,949

Capital share activity:
Shares sold
A-Class	1,703,485	593,908
C-Class	120,225	623,530
H-Class	10,052,190	20,524,706
Shares issued from reinvestment of distributions
A-Class	2,048	75
C-Class	6,245	266
H-Class	121,125	4,985
Shares redeemed
A-Class	(2,038,144)	(243,737)
C-Class	(133,794)	(585,996)
H-Class	(15,002,876)	(14,266,469)

Net increase (decrease) in shares	(5,169,496)	6,651,268

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 167

S&P MIDCAP 400 PURE VALUE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$30.45	$13.68	$29.72	$36.58	$31.83

Income (loss) from investment operations:
Net investment income[a]	.02	.12	.47	.44	.34
Net gain (loss) on investments (realized and unrealized)	3.64	16.75	(16.51)	(6.37)	4.57

Total from investment operations	3.66	16.87	(16.04)	(5.93)	4.91

Less distributions from:
Net investment income	(.17)	(.10)	—	(.93)	—
Net realized gains	(2.51)	—	—	—	(.16)

Total distributions	(2.68)	(.10)	—	(.93)	(.16)

Net asset value, end of period	$31.43	$30.45	$13.68	$29.72	$36.58

Total Return[b]	12.81%	123.41%	(53.97%)	(16.45%)	15.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$785	$10,888	$100	$2,797	$4,744

Ratios to average net assets:
Net investment income	0.08%	0.43%	1.66%	1.25%	1.00%
Total expenses	1.53%	1.52%	1.54%	1.53%	1.53%

Portfolio turnover rate	407%	443%	977%	297%	625%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$28.96	$13.12	$28.78	$35.75	$31.34

Income (loss) from investment operations:
Net investment income (loss)[a]	(.23)	(.06)	.39	.30	.11
Net gain (loss) on investments (realized and unrealized)	3.48	16.00	(16.05)	(6.34)	4.46

Total from investment operations	3.25	15.94	(15.66)	(6.04)	4.57

Less distributions from:
Net investment income	(.17)	(.10)	—	(.93)	—
Net realized gains	(2.51)	—	—	—	(.16)

Total distributions	(2.68)	(.10)	—	(.93)	(.16)

Net asset value, end of period	$29.53	$28.96	$13.12	$28.78	$35.75

Total Return[b]	12.03%	121.59%	(54.41%)	(17.15%)	14.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,311	$2,478	$627	$1,082	$8,326

Ratios to average net assets:
Net investment income (loss)	(0.83%)	(0.24%)	1.58%	0.88%	0.33%
Total expenses	2.30%	2.29%	2.29%	2.28%	2.28%

Portfolio turnover rate	407%	443%	977%	297%	625%

168 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDCAP 400 PURE VALUE FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$30.43	$13.67	$29.71	$36.58	$31.82

Income (loss) from investment operations:
Net investment income (loss)[a]	(.06)	.10	.47	.35	.46
Net gain (loss) on investments (realized and unrealized)	3.73	16.76	(16.51)	(6.29)	4.46

Total from investment operations	3.67	16.86	(16.04)	(5.94)	4.92

Less distributions from:
Net investment income	(.17)	(.10)	—	(.93)	—
Net realized gains	(2.51)	—	—	—	(.16)

Total distributions	(2.68)	(.10)	—	(.93)	(.16)

Net asset value, end of period	$31.42	$30.43	$13.67	$29.71	$36.58

Total Return[b]	12.85%	123.43%	(53.99%)	(16.48%)	15.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,206	$199,458	$3,985	$6,512	$76,513

Ratios to average net assets:
Net investment income (loss)	(0.19%)	0.37%	2.01%	0.96%	1.39%
Total expenses	1.54%	1.53%	1.54%	1.54%	1.52%

Portfolio turnover rate	407%	443%	977%	297%	625%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 169

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
S&P SMALLCAP 600 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).
Inception: February 20, 2004
For the one-year period ended March 31, 2011, S&P SmallCap 600 Pure Growth Fund H-Class returned 26.65%, compared with 30.27% for the S&P SmallCap 600 Pure Growth Index. The S&P SmallCap 600 Pure Growth Fund maintained a daily correlation of over 99% to its benchmark. Small-cap growth stocks significantly outperformed small-cap value stocks during the period.
Information Technology stocks, which composed about 32% of the portfolio, climbed about 40%, adding 13.34% to the return. Consumer Discretionary, about 24% of the index weight, rose 26% and contributed 5.92% to the return. Telecommunication Services was the only detractor from return, -0.33%.
The best-performing stocks in the S&P SmallCap 600 Pure Growth Index were CROCS, Inc., TriQuint Semiconductor, Inc. and Interactive Intelligence, Inc. The weakest performers were Amedisys, Inc., True Religion Apparel, Inc. and Medifast, Inc.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

Sturm Ruger & Company, Inc.	1.5%
Interactive Intelligence, Inc.	1.3%
Synchronoss Technologies, Inc.	1.3%
Air Methods Corp.	1.2%
Sourcefire, Inc.	1.2%
Jos A. Bank Clothiers, Inc.	1.1%
Netscout Systems, Inc.	1.1%
MWI Veterinary Supply, Inc.	1.1%
World Acceptance Corp.	1.1%
CommVault Systems, Inc.	1.0%

Top Ten Total	11.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
170 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

			A-Class					C-Class
			(09/01/04)					(02/20/04)

	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

S&P SMALLCAP 600 PURE GROWTH FUND	26.57%	20.56%	3.12%	2.12%	7.35%	6.56%	25.69%	24.69%	2.36%	5.69%
S&P SMALLCAP 600 PURE GROWTH INDEX	30.27%	30.27%	5.54%	5.54%	9.94%	9.94%	30.27%	30.27%	5.54%	9.54%

		H-Class
		(02/20/04)

	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

S&P SMALLCAP 600 PURE GROWTH FUND	26.65%	3.12%	6.44%
S&P SMALLCAP 600 PURE GROWTH INDEX	30.27%	5.54%	9.54%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P SmallCap 600 Pure Growth Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 171

SCHEDULE OF INVESTMENTS	March 31, 2011
S&P SMALLCAP 600 PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† — 98.5%

INFORMATION TECHNOLOGY — 32.7%
Interactive Intelligence, Inc.*	33,829	$1,309,521
Synchronoss Technologies, Inc.*	36,020	1,251,695
Sourcefire, Inc.*	41,274	1,135,448
Netscout Systems, Inc.*	38,386	1,048,706
CommVault Systems, Inc.*	25,466	1,015,584
RightNow Technologies, Inc.*	31,977	1,000,880
TriQuint Semiconductor, Inc.*	76,601	988,919
Blue Coat Systems, Inc.*	34,962	984,530
comScore, Inc.*	30,993	914,603
Ebix, Inc.*	38,451	909,366
Taleo Corp. — Class A*	24,558	875,493
Wright Express Corp.*	16,505	855,619
Kopin Corp.*	183,768	843,495
Volterra Semiconductor Corp.*	32,713	812,264
TTM Technologies, Inc.*	43,459	789,215
Kulicke & Soffa Industries, Inc.*	82,349	769,963
MicroStrategy, Inc. — Class A*	5,614	754,971
Bottomline Technologies, Inc.*	29,070	730,820
Diodes, Inc.*	21,230	723,094
MAXIMUS, Inc.	8,711	707,072
Ceva, Inc.*	26,400	705,672
Mercury Computer Systems, Inc.*	30,401	643,285
Blackbaud, Inc.	23,492	639,922
Liquidity Services, Inc.*	35,421	632,619
Cardtronics, Inc.*	30,560	621,896
Tyler Technologies, Inc.*	26,086	618,499
Radiant Systems, Inc.*	32,236	570,577
Perficient, Inc.*	46,097	553,625
Power Integrations, Inc.	14,284	547,506
Oplink Communications, Inc.*	27,954	544,823
Stratasys, Inc.*	11,199	526,353
OSI Systems, Inc.*	12,770	479,258
Smith Micro Software, Inc.*	47,231	442,082
Synaptics, Inc.*	16,344	441,615
Novatel Wireless, Inc.*	74,255	405,432
Veeco Instruments, Inc.*	7,743	393,654
DTS, Inc.*	8,410	392,158
j2 Global Communications, Inc.*	13,217	390,034
CSG Systems International, Inc.*	19,368	386,198
Websense, Inc.*	16,393	376,547
Netgear, Inc.*	11,562	375,071
Hittite Microwave Corp.*	5,700	363,489
JDA Software Group, Inc.*	11,879	359,459
Littelfuse, Inc.	6,190	353,449
DG FastChannel, Inc.*	10,647	343,046
Monolithic Power Systems, Inc.*	22,576	320,353
iGate Corp.	14,050	263,719
Forrester Research, Inc.	6,630	253,863
Stamps.com, Inc.	18,994	253,570
Viasat, Inc.*	5,500	219,120

Total Information Technology		31,838,152

CONSUMER DISCRETIONARY — 25.2%
Sturm Ruger & Company, Inc.	61,705	1,417,364
Jos A. Bank Clothiers, Inc.*	21,395	1,088,578
BJ’s Restaurants, Inc.*	25,431	1,000,201
DineEquity, Inc.*	17,530	963,799
Texas Roadhouse, Inc. — Class A	52,798	897,038
CROCS, Inc.*	50,247	896,406
Buffalo Wild Wings, Inc.*	15,361	836,099
Lumber Liquidators Holdings, Inc.*	33,199	829,643
Iconix Brand Group, Inc.*	37,848	812,975
Cabela’s, Inc.*	30,557	764,231
Buckle, Inc.	18,430	744,572
Coinstar, Inc.*	16,040	736,557
Steven Madden Ltd.*	15,670	735,393
Kirkland’s, Inc.*	47,593	734,836
Interval Leisure Group, Inc.*	43,968	718,877
True Religion Apparel, Inc.*	29,115	683,329
PF Chang’s China Bistro, Inc.	13,951	644,397
Zumiez, Inc.*	24,354	643,676
Peet’s Coffee & Tea, Inc.*	12,810	616,033
Maidenform Brands, Inc.*	20,490	585,399
CEC Entertainment, Inc.	15,477	583,947
Monro Muffler Brake, Inc.	17,680	583,086
HSN, Inc.*	17,679	566,258
National Presto Industries, Inc.	4,739	533,991
Arbitron, Inc.	13,089	523,953
Cracker Barrel Old Country Store, Inc.	10,133	497,936
Hibbett Sports, Inc.*	13,859	496,291
Kid Brands, Inc.*	64,947	477,360
California Pizza Kitchen, Inc.*	28,034	473,214
Biglari Holdings, Inc.*	1,100	465,905
Blue Nile, Inc.*	8,325	449,467
American Public Education, Inc.*	10,200	412,590
Pre-Paid Legal Services, Inc.*	6,040	398,640
Universal Electronics, Inc.*	11,768	347,862
Volcom, Inc.	17,408	322,570
Capella Education Co.*	6,448	321,046
PetMed Express, Inc.	19,700	312,442
Universal Technical Institute, Inc.	11,578	225,192
Carter’s, Inc.*	7,820	223,887

Total Consumer Discretionary		24,565,040

HEALTH CARE — 20.8%
Air Methods Corp.*	17,299	1,163,358
MWI Veterinary Supply, Inc.*	12,974	1,046,742
Hi-Tech Pharmacal Company, Inc.*	49,510	996,636
Regeneron Pharmaceuticals, Inc.*	21,616	971,423
Arqule, Inc.*	122,863	879,699
HMS Holdings Corp.*	10,495	859,016
Quality Systems, Inc.	10,258	854,902
Healthspring, Inc.*	22,676	847,402
Par Pharmaceutical Companies, Inc.*	27,119	842,859
IPC The Hospitalist Company, Inc.*	18,518	840,902

172 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
S&P SMALLCAP 600 PURE GROWTH FUND

	Shares	Value

Catalyst Health Solutions, Inc.*	13,691	$765,738
Neogen Corp.*	17,575	727,254
American Medical Systems Holdings, Inc.*	33,035	714,877
Questcor Pharmaceuticals, Inc.*	46,800	674,388
Align Technology, Inc.*	32,698	669,655
Parexel International Corp.*	25,230	628,227
Ensign Group, Inc.	19,246	614,525
Corvel Corp.*	10,536	560,304
Cyberonics, Inc.*	16,040	510,232
Cubist Pharmaceuticals, Inc.*	20,208	510,050
Bio-Reference Labs, Inc.*	22,622	507,638
Dionex Corp.*	4,145	489,317
Integra LifeSciences Holdings Corp.*	10,279	487,430
Almost Family, Inc.*	12,341	464,515
Abaxis, Inc.*	15,434	445,117
Salix Pharmaceuticals Ltd.*	11,887	416,402
Viropharma, Inc.*	19,880	395,612
Chemed Corp.	4,960	330,386
Haemonetics Corp.*	4,525	296,569
Zoll Medical Corp.*	6,468	289,831
Kensey Nash Corp.*	11,207	279,166
Enzo Biochem, Inc.*	47,955	200,931

Total Health Care		20,281,103

INDUSTRIALS — 5.0%
Dolan Co.*	77,765	944,067
Consolidated Graphics, Inc.*	11,400	622,782
Triumph Group, Inc.	6,490	574,040
Vicor Corp.	28,755	474,170
American Science & Engineering, Inc.	4,660	430,398
II-VI, Inc.*	8,320	413,920
Allegiant Travel Co. — Class A	9,313	408,003
Exponent, Inc.*	8,720	388,999
Orion Marine Group, Inc.*	30,904	331,909
Healthcare Services Group, Inc.	14,000	246,120

Total Industrials		4,834,408

FINANCIALS — 4.5%
World Acceptance Corp.*	15,664	1,021,293
Ezcorp, Inc. — Class A*	20,790	652,598
Portfolio Recovery Associates, Inc.*	7,655	651,670
Cash America International, Inc.	13,176	606,755
First Cash Financial Services, Inc.*	15,419	595,173
Stifel Financial Corp.*	5,598	401,880
Signature Bank *	4,118	232,255
eHealth, Inc.*	16,869	224,358

Total Financials		4,385,982

MATERIALS — 3.4%
Buckeye Technologies, Inc.	31,990	871,088
KapStone Paper and Packaging Corp.*	45,770	785,871
Balchem Corp.	18,717	702,262
Schweitzer-Mauduit International, Inc.	11,866	600,538
Quaker Chemical Corp.	8,371	336,263

Total Materials		3,296,022

CONSUMER STAPLES — 3.4%
Medifast, Inc.*	37,570	742,007
Boston Beer Company, Inc. — Class A*	7,782	720,769
TreeHouse Foods, Inc.*	12,548	713,605
Darling International, Inc.*	43,296	665,459
Calavo Growers, Inc.	19,283	421,334

Total Consumer Staples		3,263,174

ENERGY — 2.4%
Gulfport Energy Corp.*	27,821	1,005,729
Contango Oil & Gas Co.*	8,130	514,141
Oil States International, Inc.*	5,590	425,623
CARBO Ceramics, Inc.	2,583	364,513

Total Energy		2,310,006

TELECOMMUNICATION SERVICES — 1.1%
Neutral Tandem, Inc.*	30,650	452,087
Atlantic Tele-Network, Inc.	10,222	380,156
Cbeyond, Inc.*	18,940	221,030

Total Telecommunication Services		1,053,273

Total Common Stocks (Cost $80,974,301)		95,827,160

	Face
	Amount

REPURCHASE AGREEMENTS††,1 — 0.7%
HSBC Group
issued 03/31/11 at 0.07%
due 04/01/11	$389,084	389,084
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06%
due 04/01/11	144,292	144,292
Credit Suisse Group
issued 03/31/11 at 0.05%
due 04/01/11	75,415	75,415
Deutsche Bank
issued 03/31/11 at 0.05%
due 04/01/11	25,939	25,939

Total Repurchase Agreements (Cost $634,730)		634,730

Total Investments — 99.2% (Cost $81,609,031)		$96,461,890

Other Assets,
Less Liabilities — 0.8%		808,903

Total Net Assets — 100.0%		$97,270,793

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 173

S&P SMALLCAP 600 PURE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$95,827,160
Repurchase agreements, at value	634,730

Total investments	96,461,890
Receivables:
Securities sold	879,724
Fund shares sold	220,144
Dividends	15,078

Total assets	97,576,836

Liabilities:
Payable for:
Fund shares redeemed	152,877
Management fees	57,607
Custodian fees	2,151
Transfer agent/maintenance fees	19,202
Distribution and service fees	21,002
Portfolio accounting fees	7,681
Licensing fees	1,212
Other	44,311

Total liabilities	306,043

Net assets	$97,270,793

Net assets consist of:
Paid in capital	$92,891,901
Accumulated net investment loss	—
Accumulated net realized loss on investments	(10,473,967)
Net unrealized appreciation on investments	14,852,859

Net assets	$97,270,793

A-Class:
Net assets	$2,115,447
Capital shares outstanding	58,671
Net asset value per share	$36.06

Maximum offering price per share*	$37.86

C-Class:
Net assets	$3,071,688
Capital shares outstanding	89,683
Net asset value per share	$34.25

H-Class:
Net assets	$92,083,658
Capital shares outstanding	2,553,031
Net asset value per share	$36.07

Investments, at cost	$80,974,301
Repurchase agreements, at cost	634,730

Total cost	$81,609,031

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends	$228,782
Interest	450

Total investment income	229,232

Expenses:
Management fees	358,410
Transfer agent and administrative fees	119,470
Distribution and service fees:
A-Class	5,454
C-Class	17,888
H-Class	109,544
Portfolio accounting fees	47,788
Trustees’ fees**	2,932
Miscellaneous	92,246

Total expenses	753,732

Net investment loss	(524,500)

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	(2,358,973)

Net realized loss	(2,358,973)

Net change in unrealized appreciation (depreciation) on:
Investments	11,640,140

Net change in unrealized appreciation (depreciation)	11,640,140

Net realized and unrealized gain	9,281,167

Net increase in net assets resulting from operations	$8,756,667

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

174 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(524,500)	$(199,998)
Net realized gain (loss) on investments	(2,358,973)	153,042
Net change in unrealized appreciation (depreciation) on investments	11,640,140	3,107,538

Net increase in net assets resulting from operations	8,756,667	3,060,582

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	22,007,416	3,568,200
C-Class	5,904,587	8,283,398
H-Class	414,097,385	253,545,313
Cost of shares redeemed
A-Class	(20,788,528)	(3,442,305)
C-Class	(4,935,070)	(7,191,912)
H-Class	(340,251,324)	(255,624,703)

Net increase (decrease) from capital share transactions	76,034,466	(862,009)

Net increase in net assets	84,791,133	2,198,573

Net assets:
Beginning of year	12,479,660	10,281,087

End of year	$97,270,793	$12,479,660

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	759,208	155,596
C-Class	197,736	363,530
H-Class	13,305,001	10,382,727
Shares redeemed
A-Class	(726,863)	(136,174)
C-Class	(168,877)	(325,346)
H-Class	(11,105,623)	(10,607,235)

Net increase (decrease) in shares	2,260,582	(166,902)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 175

S&P SMALLCAP 600 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods Presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$28.49	$16.93	$27.43	$32.61	$32.25

Income (loss) from investment operations:
Net investment loss[a]	(.34)	(.28)	(.19)	(.13)	(.29)
Net gain (loss) on investments (realized and unrealized)	7.91	11.84	(10.31)	(3.72)	.65

Total from investment operations	7.57	11.56	(10.50)	(3.85)	.36

Less distributions from:
Net realized gains	—	—	—	(1.33)	—

Total distributions	—	—	—	(1.33)	—

Net asset value, end of period	$36.06	$28.49	$16.93	$27.43	$32.61

Total Return[b]	26.57%	68.28%	(38.28%)	(12.27%)	1.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,115	$750	$117	$1,938	$1,408

Ratios to average net assets:
Net investment loss	(1.15%)	(1.15%)	(0.73%)	(0.40%)	(0.93%)
Total expenses	1.54%	1.54%	1.54%	1.52%	1.56%

Portfolio turnover rate	732%	1,476%	1,066%	834%	623%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.25	$16.32	$26.65	$31.94	$31.82

Income (loss) from investment operations:
Net investment loss[a]	(.54)	(.42)	(.32)	(.51)	(.58)
Net gain (loss) on investments (realized and unrealized)	7.54	11.35	(10.01)	(3.45)	.70

Total from investment operations	7.00	10.93	(10.33)	(3.96)	.12

Less distributions from:
Net realized gains	—	—	—	(1.33)	—

Total distributions	—	—	—	(1.33)	—

Net asset value, end of period	$34.25	$27.25	$16.32	$26.65	$31.94

Total Return[b]	25.69%	66.97%	(38.76%)	(12.88%)	0.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,072	$1,658	$369	$1,980	$7,570

Ratios to average net assets:
Net investment loss	(1.80%)	(1.82%)	(1.28%)	(1.57%)	(1.83%)
Total expenses	2.29%	2.28%	2.29%	2.29%	2.32%

Portfolio turnover rate	732%	1,476%	1,066%	834%	623%

176 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$28.48	$16.94	$27.45	$32.62	$32.27

Income (loss) from investment operations:
Net investment loss[a]	(.34)	(.25)	(.13)	(.26)	(.33)
Net gain (loss) on investments (realized and unrealized)	7.93	11.79	(10.38)	(3.58)	.68

Total from investment operations	7.59	11.54	(10.51)	(3.84)	.35

Less distributions from:
Net realized gains	—	—	—	(1.33)	—

Total distributions	—	—	—	(1.33)	—

Net asset value, end of period	$36.07	$28.48	$16.94	$27.45	$32.62

Total Return[b]	26.65%	68.12%	(38.29%)	(12.23%)	1.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$92,084	$10,072	$9,795	$6,259	$18,171

Ratios to average net assets:
Net investment loss	(1.07%)	(1.05%)	(0.55%)	(0.79%)	(1.05%)
Total expenses	1.55%	1.53%	1.56%	1.53%	1.53%

Portfolio turnover rate	732%	1,476%	1,066%	834%	623%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 177

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)
March 31, 2011
S&P SMALLCAP 600 PURE VALUE FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).
Inception: February 20, 2004
For the one-year period ended March 31, 2011, S&P SmallCap 600 Pure Value Fund H-Class returned 6.94%, compared with 13.00% for the S&P SmallCap 600 Pure Value Index. The S&P SmallCap 600 Pure Value Fund maintained a daily correlation of over 99% to its benchmark. Small-cap growth stocks significantly outperformed small-cap value stocks during the period.
Industrials contributed the most to return, 3.37%. Consumer Discretionary stocks, the largest portion of the portfolio by weight at 27%, climbed 11%, adding 3.07% to return. Sectors detracting from return were Financials (-2.96%), Consumer Staples (-0.20%) and Telecommunication Services (-0.02%).
The stocks contributing the most to return in the S&P SmallCap 600 Pure Value Index were Basic Energy Services, Inc., Ciber, Inc. and Petroleum Development Corp. Those contributing least were First BanCorp, Seahawk Drilling, Inc. and Hanmi Financial Corp.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)
|
Ciber, Inc.	2.5%
Kendle International, Inc.	1.7%
School Specialty, Inc.	1.6%
SWS Group, Inc.	1.6%
Audiovox Corp. — Class A	1.5%
Agilysys, Inc.	1.5%
Seneca Foods Corp. — Class A	1.5%
Molina Healthcare, Inc.	1.4%
Corinthian Colleges, Inc.	1.4%
Skywest, Inc.	1.3%

Top Ten Total	16.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
178 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†     Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

			A-Class					C-Class
			(09/01/04)					(02/20/04)

	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

S&P SMALLCAP 600 PURE VALUE FUND	6.98%	1.89%	-1.65%	-2.61%	3.35%	2.58%	6.12%	5.25%	-2.44%	2.44%
S&P SMALLCAP 600 PURE VALUE INDEX	13.00%	13.00%	2.24%	2.24%	7.91%	7.91%	13.00%	13.00%	2.24%	7.41%

		H-Class
		(02/20/04)

	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

S&P SMALLCAP 600 PURE VALUE FUND	6.94%	-1.67%	3.23%
S&P SMALLCAP 600 PURE VALUE INDEX	13.00%	2.24%	7.41%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P SmallCap 600 Pure Value Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 179

SCHEDULE OF INVESTMENTS	March 31, 2011
S&P SMALLCAP 600 PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 98.9%

CONSUMER DISCRETIONARY - 24.2%
Audiovox Corp. — Class A*	51,201	$409,608
Corinthian Colleges, Inc.*	86,253	381,238
Red Robin Gourmet Burgers, Inc.*	11,863	319,115
MarineMax, Inc.*	27,851	274,611
La-Z-Boy, Inc. — Class Z*	28,049	267,868
Lithia Motors, Inc. — Class A	18,371	267,849
Spartan Motors, Inc.	38,037	260,934
Tuesday Morning Corp.*	52,798	258,710
Standard Pacific Corp.*	67,894	253,245
Group 1 Automotive, Inc.	5,657	242,120
O’Charleys, Inc.*	40,293	240,549
Sonic Automotive, Inc. — Class A	16,519	231,431
Fred’s, Inc. — Class A	16,991	226,320
Christopher & Banks Corp.	32,414	210,043
Stage Stores, Inc.	10,682	205,308
HOT Topic, Inc.	35,385	201,695
Standard Motor Products, Inc.	13,271	183,538
Zale Corp.*	43,528	173,677
Stein Mart, Inc.	17,146	173,346
Callaway Golf Co.	24,502	167,104
Brown Shoe Company, Inc.	13,607	166,278
PEP Boys-Manny Moe & Jack	12,778	162,408
Haverty Furniture Companies, Inc.	11,313	150,010
Quiksilver, Inc.*	30,411	134,417
Blyth, Inc.	3,601	116,996
Ruth’s Hospitality Group, Inc.*	22,590	116,564
Jack in the Box, Inc.*	4,356	98,794
Live Nation Entertainment, Inc.*	9,752	97,520
Coldwater Creek, Inc.*	35,857	94,662
Helen of Troy Ltd.*	3,113	91,522
OfficeMax, Inc.*	7,000	90,580
Multimedia Games, Inc.*	14,870	85,205
Ruby Tuesday, Inc.*	5,496	72,053
Skechers U.S.A., Inc. — Class A*	3,060	62,852
Marcus Corp.	4,482	48,854

Total Consumer Discretionary		6,537,024

INDUSTRIALS - 17.5%
School Specialty, Inc.*	30,920	442,156
Skywest, Inc.	20,878	353,256
SFN Group, Inc.*	20,877	294,157
EMCOR Group, Inc.*	7,703	238,562
Apogee Enterprises, Inc.	17,818	235,019
Comfort Systems USA, Inc.	15,151	213,175
Gibraltar Industries, Inc.*	17,721	211,411
Federal Signal Corp.	32,242	209,895
Navigant Consulting, Inc.*	20,170	201,498
Universal Forest Products, Inc.	5,324	195,125
United Stationers, Inc.	2,661	189,064
ABM Industries, Inc.	6,767	171,814
Briggs & Stratton Corp.	7,407	167,769
Lydall, Inc.*	16,977	150,926
Kelly Services, Inc. — Class A*	6,871	149,169
G&K Services, Inc. — Class A	4,361	145,003
Griffon Corp.*	10,697	140,452
On Assignment, Inc.*	14,208	134,408
Dycom Industries, Inc.*	7,269	126,044
Powell Industries, Inc.*	2,897	114,258
Lawson Products, Inc.	4,870	112,205
CDI Corp.	7,050	104,269
GenCorp, Inc.*	17,066	102,055
AAR Corp.*	3,137	86,958
Standard Register Co.	25,189	83,627
Standex International Corp.	2,146	81,312
Curtiss-Wright Corp.	2,310	81,173

Total Industrials		4,734,760

FINANCIALS - 15.4%
SWS Group, Inc.	69,285	420,560
Wilmington Trust Corp.	60,824	274,924
Piper Jaffray Companies, Inc.*	5,585	231,387
Investment Technology Group, Inc.*	10,327	187,848
Stewart Information Services Corp.	17,536	183,777
Susquehanna Bancshares, Inc.	19,652	183,746
Wintrust Financial Corp.	4,920	180,810
Hanmi Financial Corp.*	139,254	172,675
Selective Insurance Group, Inc.	9,784	169,263
Horace Mann Educators Corp.	9,814	164,875
United Community Banks, Inc.*	69,452	164,601
Bank Mutual Corp.	35,644	150,774
First BanCorp*	29,569	147,845
Presidential Life Corp.	15,408	146,838
Delphi Financial Group, Inc. — Class A	4,174	128,184
Whitney Holding Corp.	8,451	115,103
First Midwest Bancorp, Inc.	9,284	109,458
Pinnacle Financial Partners, Inc.*	5,790	95,767
Navigators Group, Inc.*	1,807	93,060
AMERISAFE, Inc.*	4,102	90,695
United Fire & Casualty Co.	4,403	88,985
Interactive Brokers Group, Inc. — Class A	5,330	84,694
Infinity Property & Casualty Corp.	1,404	83,524
Boston Private Financial Holdings, Inc.	10,797	76,335
Prospect Capital Corp.	5,895	71,978
Safety Insurance Group, Inc.	1,510	69,626
PrivateBancorp, Inc. — Class A	4,549	69,554
Cedar Shopping Centers, Inc.	11,451	69,050
Kite Realty Group Trust	12,187	64,713
Wilshire Bancorp, Inc.	13,143	64,401

Total Financials		4,155,050

INFORMATION TECHNOLOGY - 14.8%
Ciber, Inc.*	101,042	676,981
Agilysys, Inc.*	70,162	402,730

180 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
S&P SMALLCAP 600 PURE VALUE FUND

	Shares	Value

StarTek, Inc.*	63,754	$321,320
Insight Enterprises, Inc.*	17,747	302,231
SYNNEX Corp.*	8,788	287,631
Brightpoint, Inc.*	19,846	215,131
Benchmark Electronics, Inc.*	10,419	197,648
Scansource, Inc.*	5,124	194,661
Brooks Automation, Inc.*	12,394	170,170
Gerber Scientific, Inc.*	17,850	167,076
CACI International, Inc. — Class A*	2,690	164,951
Black Box Corp.	3,953	138,948
United Online, Inc.	21,162	133,426
THQ, Inc.*	28,876	131,675
Hutchinson Technology, Inc.*	44,469	125,403
Anixter International, Inc.	1,550	108,329
Infospace, Inc.*	8,707	75,403
Arris Group, Inc.*	5,646	71,930
Digi International, Inc.*	6,556	69,231
Comtech Telecommunications Corp.	2,233	60,693

Total Information Technology		4,015,568

HEALTH CARE - 12.3%
Kendle International, Inc.*	41,951	449,295
Molina Healthcare, Inc.*	9,724	388,960
RehabCare Group, Inc.*	8,781	323,755
PharMerica Corp.*	27,662	316,453
Centene Corp.*	9,006	297,018
Healthways, Inc.*	19,287	296,441
Amedisys, Inc.*	6,364	222,740
Cross Country Healthcare, Inc.*	25,267	197,841
Gentiva Health Services, Inc.*	6,521	182,784
Cambrex Corp.*	31,837	175,104
Amsurg Corp. — Class A*	5,721	145,542
Invacare Corp.	4,480	139,418
Symmetry Medical, Inc.*	13,339	130,722
CONMED Corp.*	2,822	74,162

Total Health Care		3,340,235

CONSUMER STAPLES - 5.5%
Seneca Foods Corp. — Class A*	13,341	398,495
Alliance One International, Inc.*	76,687	308,282
Spartan Stores, Inc.	14,042	207,681
Nash Finch Co.	5,438	206,318
Central Garden and Pet Co. — Class A*	22,048	203,062
Sanderson Farms, Inc.	2,326	106,810
Casey’s General Stores, Inc.	1,788	69,732

Total Consumer Staples		1,500,380

MATERIALS - 3.4%
A. Schulman, Inc.	9,037	223,395
Headwaters, Inc.*	26,708	157,577
Wausau Paper Corp.	18,794	143,586
AM Castle & Co.*	6,386	120,568
Myers Industries, Inc.	10,874	107,979
Kaiser Aluminum Corp.	2,030	99,977
Stepan Co.	953	69,093

Total Materials		922,175

ENERGY - 3.1%
World Fuel Services Corp.	5,625	228,431
Hornbeck Offshore Services, Inc.*	6,942	214,160
Matrix Service Co.*	9,381	130,396
Holly Corp.	2,025	123,039
Tetra Technologies, Inc.*	5,582	85,963
Bristow Group, Inc.*	1,429	67,592

Total Energy		849,581

UTILITIES - 2.3%
Central Vermont Public Service Corp.	6,865	159,886
Laclede Group, Inc.	3,862	147,142
Avista Corp.	5,041	116,598
NorthWestern Corp.	2,394	72,538
CH Energy Group, Inc.	1,293	65,348
Southwest Gas Corp.	1,653	64,418

Total Utilities		625,930

TELECOMMUNICATION SERVICES - 0.4%
Cincinnati Bell, Inc.*	35,755	95,824

Total Common Stocks (Cost $21,853,494)		26,776,527

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 1.1%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$181,212	181,212
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	67,203	67,203
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	35,124	35,124
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	12,081	12,081

Total Repurchase Agreements (Cost $295,620)		295,620

Total Investments – 100.0% (Cost $22,149,114)		$27,072,147

Liabilities, Other Assets – 0.0%		(4,221)

Total Net Assets – 100.0%		$27,067,926

*	Non-income producing security

†	Value determined based on Level1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 181

S&P SMALLCAP 600 PURE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$26,776,527
Repurchase agreements, at value	295,620

Total investments	27,072,147
Receivables:
Fund shares sold	367,375
Dividends	7,733

Total assets	27,447,255

Liabilities:
Payable for:
Securities purchased	263,771
Fund shares redeemed	25,927
Management fees	13,804
Custodian fees	526
Transfer agent/maintenance fees	4,601
Distribution and service fees	6,324
Portfolio accounting fees	1,840
Licensing fees	450
Other	62,086

Total liabilities	379,329

Net assets	$27,067,926

Net assets consist of:
Paid in capital	$59,227,327
Accumulated net investment loss	—
Accumulated net realized loss on investments	(37,082,434)
Net unrealized appreciation on investments	4,923,033

Net assets	$27,067,926

A-Class:
Net assets	$8,845,211
Capital shares outstanding	507,792
Net asset value per share	$17.42

Maximum offering price per share*	$18.29

C-Class:
Net assets	$2,242,749
Capital shares outstanding	141,463
Net asset value per share	$15.85

H-Class:
Net assets	$15,979,966
Capital shares outstanding	919,669
Net asset value per share	$17.38

Investments, at cost	$21,853,494
Repurchase agreements, at cost	295,620

Total cost	$22,149,114

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends	$779,137
Interest	844

Total investment income	779,981

Expenses:
Management fees	603,267
Transfer agent and administrative fees	201,089
Distribution and service fees:
A-Class	15,508
C-Class	47,650
H-Class	173,668
Portfolio accounting fees	79,365
Trustees’ fees**	10,948
Miscellaneous	144,688

Total expenses	1,276,183

Net investment loss	(496,202)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(32,740,838)

Net realized loss	(32,740,838)

Net change in unrealized appreciation (depreciation) on:
Investments	(23,416,369)

Net change in unrealized appreciation (depreciation)	(23,416,369)

Net realized and unrealized loss	(56,157,207)

Net decrease in net assets resulting from operations	$(56,653,409)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

182 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(496,202)	$(710,501)
Net realized gain (loss) on investments	(32,740,838)	54,985,784
Net change in unrealized appreciation (depreciation) on investments	(23,416,369)	28,055,856

Net increase (decrease) in net assets resulting from operations	(56,653,409)	82,331,139

Distributions to shareholders from:
Net investment income
A-Class	—	(2,176)
C-Class	—	(6,861)
H-Class	—	(24,519)
Net realized gains
A-Class	(259,417)	(405,806)
C-Class	(594,105)	(1,279,703)
H-Class	(3,228,330)	(4,573,281)

Total distributions to shareholders	(4,081,852)	(6,292,346)

Capital share transactions:
Proceeds from sale of shares
A-Class	87,881,068	17,811,935
C-Class	10,097,253	17,970,003
H-Class	544,333,378	675,923,538
Distributions reinvested
A-Class	249,100	378,723
C-Class	532,082	1,265,910
H-Class	3,141,985	4,505,083
Cost of shares redeemed
A-Class	(75,909,416)	(13,385,823)
C-Class	(15,728,991)	(10,602,354)
H-Class	(697,821,686)	(561,136,010)

Net increase (decrease) from capital share transactions	(143,225,227)	132,731,005

Net increase (decrease) in net assets	(203,960,488)	208,769,798
Net assets:
Beginning of year	231,028,414	22,258,616

End of year	$27,067,926	$231,028,414

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	4,918,837	908,146
C-Class	565,219	931,519
H-Class	29,253,756	37,195,475
Shares issued from reinvestment of distributions
A-Class	15,637	23,065
C-Class	36,594	82,523
H-Class	197,609	274,868
Shares redeemed
A-Class	(4,708,722)	(656,235)
C-Class	(952,937)	(586,486)
H-Class	(39,594,125)	(28,348,540)

Net increase (decrease) in shares	(10,268,132)	9,824,335

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 183

S&P SMALLCAP 600 PURE VALUE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$19.60	$11.08	$26.56	$35.54	$33.40

Income (loss) from investment operations:
Net investment income (loss)[a]	(.13)	(.13)	.50	.26	.23
Net gain (loss) on investments (realized and unrealized)	1.20	15.44	(15.61)	(8.97)	1.94

Total from investment operations	1.07	15.31	(15.11)	(8.71)	2.17

Less distributions from:
Net investment income	—	(.03)	(.37)	(.27)	—
Net realized gains	(3.25)	(6.76)	—	—	(.03)

Total distributions	(3.25)	(6.79)	(.37)	(.27)	(.03)

Net asset value, end of period	$17.42	$19.60	$11.08	$26.56	$35.54

Total Return[b]	6.98%	150.09%	(57.21%)	(24.54%)	6.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,845	$5,529	$78	$2,945	$3,929

Ratios to average net assets:
Net investment income (loss)	(0.73%)	(0.62%)	2.04%	0.82%	0.66%
Total expenses	1.53%	1.53%	1.54%	1.53%	1.51%

Portfolio turnover rate	692%	443%	878%	566%	728%

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$18.27	$10.62	$25.71	$34.68	$32.85

Income (loss) from investment operations:
Net investment income (loss)[a]	(.23)	(.27)	.04	.28	(.05)
Net gain (loss) on investments (realized and unrealized)	1.06	14.71	(14.76)	(8.98)	1.91

Total from investment operations	.83	14.44	(14.72)	(8.70)	1.86

Less distributions from:
Net investment income	—	(.03)	(.37)	(.27)	—
Net realized gains	(3.25)	(6.76)	—	—	(.03)

Total distributions	(3.25)	(6.79)	(.37)	(.27)	(.03)

Net asset value, end of period	$15.85	$18.27	$10.62	$25.71	$34.68

Total Return[b]	6.12%	148.23%	(57.59%)	(25.12%)	5.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,243	$8,999	$691	$14,040	$2,268

Ratios to average net assets:
Net investment income (loss)	(1.37%)	(1.39%)	0.21%	0.99%	(0.16%)
Total expenses	2.28%	2.28%	2.32%	2.26%	2.26%

Portfolio turnover rate	692%	443%	878%	566%	728%

184 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE VALUE FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$19.57	$11.07	$26.53	$35.51	$33.38

Income (loss) from investment operations:
Net investment income (loss)[a]	(.11)	(.12)	.27	.33	.15
Net gain (loss) on investments (realized and unrealized)	1.17	15.41	(15.36)	(9.04)	2.01

Total from investment operations	1.06	15.29	(15.09)	(8.71)	2.16

Less distributions from:
Net investment income	—	(.03)	(.37)	(.27)	—
Net realized gains	(3.25)	(6.76)	—	—	(.03)

Total distributions	(3.25)	(6.79)	(.37)	(.27)	(.03)

Net asset value, end of period	$17.38	$19.57	$11.07	$26.53	$35.51

Total Return[b]	6.94%	150.07%	(57.20%)	(24.56%)	6.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,980	$216,500	$21,489	$51,563	$10,478

Ratios to average net assets:
Net investment income (loss)	(0.56%)	0.62%	1.40%	1.04%	0.46%
Total expenses	1.54%	1.54%	1.55%	1.48%	1.52%

Portfolio turnover rate	692%	443%	878%	566%	728%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 185

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
EUROPE 1.25x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX 50® Index (the “underlying index”).
Inception: May 8, 2000
For the one-year period ended March 31, 2011, Europe 1.25x Strategy Fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX 50 Index. Europe 1.25x Strategy Fund H-Class returned -0.99% while the STOXX 50 Index returned 6.28% over the same period.
The EURO STOXX 50 tracks some of the largest companies in Europe. The Fund’s return, expressed in dollar terms, was impacted by the approximately 5% rise of the euro against the dollar during the period.
The Telecommunication Services sector contributed the most to performance, 1.93%. The Consumer Staples sector contributed 1.77% to return. Sectors detracting from performance were Utilities, Financials and Information Technology, which returned -0.72%, -0.30% and -0.20%, respectively.
Vodafone Group plc and Siemens AG contributed most to index performance, while BP plc and Nokia Oyj detracted from performance.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Ten Largest Holdings
(% of Total Net Assets)

Total S.A. ADR	5.7%
Novartis AG ADR	5.6%
HSBC Holdings plc ADR	4.2%
Siemens AG ADR	3.9%
Royal Dutch Shell plc ADR	3.6%
France Telecom S.A. ADR	3.7%
ENI SpA ADR	3.6%
Vodafone Group plc ADR	3.5%
BP plc ADR	3.2%
Telefonica S.A. ADR	2.9%

Top Ten Total	39.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
186 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

				A-Class				C-Class
				(03/31/04)				(05/10/01)

	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

EUROPE 1.25x STRATEGY FUND***	-0.85%	-5.57%	-6.13%	-7.04%	0.29%	-0.41%	-1.52%	-2.50%	-6.83%	-2.52%
STOXX 50 INDEX	6.28%	6.28%	1.03%	1.03%	5.59%	5.59%	6.28%	6.28%	1.03%	3.30%

		H-Class
		(05/08/00)

	ONE	FIVE	TEN
	YEAR	YEAR	YEAR

EUROPE 1.25x STRATEGY FUND***	-0.99%	-6.13%	-1.01%
STOXX 50 INDEX	6.28%	1.03%	-0.83%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	The effects of compounding and currency exchange rates may cause the longer-term correlation of the Fund to its benchmark to diminish.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The STOXX 50 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 187

SCHEDULE OF INVESTMENTS	March 31, 2011
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 76.7%

FINANCIALS — 16.2%
HSBC Holdings plc ADR	19,520	$1,011,136
Banco Santander S.A. ADR	56,550	662,766
Deutsche Bank AG	7,960	470,197
UBS AG*	23,840	430,312
Banco Bilbao Vizcaya Argentaria S.A. ADR	31,650	379,800
Credit Suisse Group AG ADR	8,780	373,853
Barclays plc ADR	18,000	326,520
ING Groep N.V. ADR	22,700	288,517

Total Financials		3,943,101

ENERGY — 16.1%
Total S.A. ADR	22,830	1,391,945
Royal Dutch Shell plc ADR	12,250	892,535
ENI SpA ADR	17,740	871,566
BP plc ADR	17,480	771,567

Total Energy		3,927,613

HEALTH CARE — 12.1%
Novartis AG ADR	25,220	1,370,707
GlaxoSmithKline plc ADR	15,340	589,209
AstraZeneca plc ADR	10,880	501,786
Sanofi-Aventis S.A. ADR	9,990	351,848
Alcon, Inc.	791	130,918

Total Health Care		2,944,468

TELECOMMUNICATION SERVICES — 11.2%
France Telecom S.A. ADR	39,420	887,344
Vodafone Group plc ADR	29,390	844,963
Telefonica S.A. ADR	28,390	715,996
Deutsche Telekom AG ADR	17,570	270,929

Total Telecommunication Services		2,719,232

MATERIALS — 6.3%
Rio Tinto plc ADR	9,960	708,355
BHP Billiton Ltd. ADR	6,350	608,838
ArcelorMittal	6,370	230,276

Total Materials		1,547,469

CONSUMER STAPLES — 4.6%
Diageo plc ADR	5,450	415,399
Unilever N.V.	12,880	403,917
British American Tobacco plc ADR	3,630	293,994

Total Consumer Staples		1,113,310

INDUSTRIALS — 3.9%
Siemens AG ADR	6,860	942,152

INFORMATION TECHNOLOGY — 3.2%
SAP AG ADR	6,080	373,069
Telefonaktiebolaget LM
Ericsson ADR	19,310	248,326
Nokia Oyj ADR	19,000	161,690

Total Information Technology		783,085

CONSUMER DISCRETIONARY — 2.2%
Daimler AG	7,490	530,217

UTILITIES — 0.9%
Veolia Environnement S.A. ADR	7,100	221,307

Total Common Stocks
(Cost $16,341,891)		18,671,954

	Face
	Amount
REPURCHASE AGREEMENTS††,1 — 18.1%
HSBC Group
issued 03/31/11 at 0.07%
due 04/01/11	$2,696,692	2,696,692
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06%
due 04/01/11	1,000,069	1,000,069
Credit Suisse Group
issued 03/31/11 at 0.05%
due 04/01/11	522,697	522,697
Deutsche Bank
issued 03/31/11 at 0.05%
due 04/01/11	179,779	179,779

Total Repurchase Agreements
(Cost $4,399,237)		4,399,237

Total Investments — 94.8%
(Cost $20,741,128)		$23,071,191

Cash & Other Assets,
Less Liabilities — 5.2%		1,260,226

Total Net Assets — 100.0%		$24,331,417

188 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
EUROPE 1.25x STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2011 EURO Currency
Futures Contracts
(Aggregate Value of
Contracts $11,676,225)	66	$136,599

FUTURES CONTRACTS PURCHASED†
June 2011 EURO STOXX 50 Index
Futures Contracts
(Aggregate Value of
Contracts $1,372,433)	34	8,507
June 2011 STOXX 50 Index
Futures Contracts
(Aggregate Value of
Contracts $9,995,634)	277	$(11,114)

(Total Aggregate Value of
Contracts $11,368,067)		$(2,607)

Country Diversification
The pie chart above
reflects percentages of the
market value of Common
Stocks.

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 189

EUROPE 1.25x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$18,671,954
Repurchase agreements, at value	4,399,237

Total investments	23,071,191
Segregated cash with broker	1,083,695
Foreign currency, at value	115,083
Receivables:
Securities sold	444,198
Fund shares sold	266,809
Dividends	109,287
Foreign taxes reclaim	13,428
Interest	8

Total assets	25,103,699

Liabilities:
Due to broker	100,644
Payable for:
Variation margin	30,241
Fund shares redeemed	588,886
Management fees	20,071
Custodian fees	624
Transfer agent/maintenance fees	5,575
Distribution and service fees	6,014
Portfolio accounting fees	2,230
Licensing fees	2,682
Other	15,315

Total liabilities	772,282

Net Assets	$24,331,417

Net assets consist of:
Paid in capital	$39,419,173
Accumulated net investment loss	(18,775)
Accumulated net realized loss on investments	(17,533,426)
Net unrealized appreciation on investments	2,464,445

Net assets	$24,331,417

A-Class:
Net assets	$455,305
Capital shares outstanding	32,384
Net asset value per share	$14.06

Maximum offering price per share*	$14.76

C-Class:
Net assets	$638,020
Capital shares outstanding	49,181
Net asset value per share	$12.97

H-Class:
Net assets	$23,238,092
Capital shares outstanding	1,652,591
Net asset value per share	$14.06

Investments, at cost	$16,341,891
Repurchase agreements, at cost	4,399,237

Total cost	$20,741,128
Foreign currency, at cost	114,907

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1,518)	$486,887
Interest	9,101

Total investment income	495,988

Expenses:
Management fees	185,738
Transfer agent and administrative fees	51,594
Distribution and service fees:
A-Class	4,490
C-Class	10,296
H-Class	44,530
Portfolio accounting fees	20,637
Trustees’ fees**	1,929
Miscellaneous	37,608

Total expenses	356,822

Net investment income	139,166

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,157,189)
Futures contracts	(1,629,396)
Foreign currency	(180,671)

Net realized loss	(2,967,256)

Net change in unrealized appreciation
(depreciation) on:
Investments	1,925,594
Futures contracts	(45,838)
Foreign currency	23,993

Net change in unrealized appreciation (depreciation)	1,903,749

Net realized and unrealized loss	(1,063,507)

Net decrease in net assets resulting from operations	$(924,341)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

190 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

EUROPE 1.25x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$139,166	$22,164
Net realized gain (loss) on investments	(2,967,256)	4,336,353
Net change in unrealized appreciation (depreciation) on investments	1,903,749	289,473

Net increase (decrease) in net assets resulting from operations	(924,341)	4,647,990

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	24,294,825	326,905
C-Class	51,477,462	74,914,337
H-Class	282,350,914	404,179,856
Cost of shares redeemed
A-Class	(23,420,946)	(389,582)
C-Class	(52,874,691)	(74,481,425)
H-Class	(266,134,416)	(405,444,660)

Net increase (decrease) from capital share transactions	15,693,148	(894,569)

Net increase in net assets	14,768,807	3,753,421
Net assets:
Beginning of year	9,562,610	5,809,189

End of year	$24,331,417	$9,562,610

Accumulated net investment loss at end of year	$(18,775)	$(200,349)

Capital share activity:
Shares sold
A-Class	1,938,982	24,458
C-Class	4,392,090	6,263,532
H-Class	21,984,676	28,884,036
Shares redeemed
A-Class	(1,939,280)	(29,545)
C -Class	(4,503,196)	(6,199,574)
H-Class	(20,824,312)	(28,958,394)

Net increase (decrease) in shares	1,048,960	(15,487)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 191

EUROPE 1.25x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.18	$8.36	$22.25	$24.13	$20.06

Income (loss) from investment operations:
Net investment income[a]	.08	.04	.18	.62	.54
Net gain (loss) on investments (realized and unrealized)	(.20)	5.78	(14.07)	(1.57)	3.65

Total from investment operations	(.12)	5.82	(13.89)	(.95)	4.19

Less distributions from:
Net investment income	—	—	—	(.23)	(.12)
Net realized gains	—	—	—	(.70)	—

Total distributions	—	—	—	(.93)	(.12)

Net asset value, end of period	$14.06	$14.18	$8.36	$22.25	$24.13

Total Return[b]	(0.85%)	69.62%	(62.43%)	(4.60%)	20.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$455	$463	$316	$1,750	$10,892

Ratios to average net assets:
Net investment income	0.66%	0.33%	1.05%	2.42%	2.33%
Total expenses	1.69%	1.66%	1.68%	1.69%	1.54%

Portfolio turnover rate	515%	1,353%	384%	320%	373%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.17	$7.83	$21.00	$22.98	$19.25

Income (loss) from investment operations:
Net investment income (loss)[a]	.03	(.04)	.07	.31	.39
Net gain (loss) on investments (realized and unrealized)	(.23)	5.38	(13.24)	(1.36)	3.46

Total from investment operations	(.20)	5.34	(13.17)	(1.05)	3.85

Less distributions from:
Net investment income	—	—	—	(.23)	(.12)
Net realized gains	—	—	—	(.70)	—

Total distributions	—	—	—	(.93)	(.12)

Net asset value, end of period	$12.97	$13.17	$7.83	$21.00	$22.98

Total Return[b]	(1.52%)	68.20%	(62.71%)	(5.28%)	20.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$638	$2,111	$754	$6,149	$9,539

Ratios to average net assets:
Net investment income (loss)	0.22%	(0.36%)	0.42%	1.27%	1.85%
Total expenses	2.43%	2.42%	2.43%	2.40%	2.40%

Portfolio turnover rate	515%	1,353%	384%	320%	373%

192 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

EUROPE 1.25x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.20	$8.36	$22.26	$24.14	$20.06

Income (loss) from investment operations:
Net investment income[a]	.09	.03	.21	.57	.59
Net gain (loss) on investments (realized and unrealized)	(.23)	5.81	(14.11)	(1.52)	3.61

Total from investment operations	(.14)	5.84	(13.90)	(.95)	4.20
Less distributions from:
Net investment income	—	—	—	(.23)	(.12)
Net realized gains	—	—	—	(.70)	—

Total distributions	—	—	—	(.93)	(.12)

Net asset value, end of period	$14.06	$14.20	$8.36	$22.26	$24.14

Total Return[b]	(0.99%)	69.86%	(62.44%)	(4.60%)	20.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,238	$6,989	$4,739	$21,670	$57,887

Ratios to average net assets:
Net investment income	0.70%	0.21%	1.22%	2.20%	2.63%
Total expenses	1.69%	1.70%	1.71%	1.67%	1.66%

Portfolio turnover rate	515%	1,353%	384%	320%	373%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 193

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
JAPAN 2x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index (the “underlying index”).
Inception: February 22, 2008
For the one-year period ended March 31, 2011, Japan 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index. Japan 2x Strategy Fund H-Class returned -9.10% while the Nikkei-225 Stock Average Index returned 1.08% over the same time period.
Sectors contributing the most to performance were Industrials (2.33%) and Telecommunication Services (0.41%). Several sectors detracted from performance. Those with the largest negative impact on the portfolio were Consumer Discretionary (-1.22%) and Financials (-0.35%).
Contributors to performance were led by Fanuc Corp. and Softbank Corp., while detractors were Fast Retailing Co. Ltd. and Advantest Corp.
The Fund’s return, expressed in dollar terms, was impacted by the approximately 14% rise of the yen against the dollar during the period.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008
The Fund invests principally in derivative investments such as futures contracts.
194 | the RYDEX | SGI series funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reimbursement of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class				C-Class			H-Class
	(02/22/08)				(02/22/08)			(02/22/08)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION

JAPAN 2x STRATEGY FUND***	-9.34%	-13.63%	-15.24%	-16.56%	-10.04%	-10.94%	-15.89%	-9.10%	-15.19%
NIKKEI-225 STOCK
AVERAGE INDEX****	1.08%	1.08%	-0.31%	-0.31%	1.08%	1.08%	-0.31%	1.08%	-0.31%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	The effects of compounding and currency exchange rates may cause the longer-term correlation of the Fund to its benchmark to diminish.

****	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Nikkei-225 Stock Average Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI series funds annual report | 195

SCHEDULE OF INVESTMENTS	March 31, 2011
JAPAN 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 52.0%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$3,660,123	$3,660,123
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	1,357,358	1,357,358
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	709,438	709,438
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	244,008	244,008

Total Repurchase Agreements (Cost $5,970,927)		5,970,927

Total Investments — 52.0% (Cost $5,970,927)		$5,970,927

Cash & Other Assets, Less Liabilities — 48.0%		5,505,438

Total Net Assets — 100.0%		$11,476,365

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
June 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $22,984,800)	471	$766,681

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2011 Japanese Yen Currency Futures Contracts (Aggregate Value of Contracts $22,699,075)	151	$(223,123)

196 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

JAPAN 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Repurchase agreements, at value	$5,970,927

Total investments	5,970,927
Segregated cash with broker	2,045,000
Receivables:
Fund shares sold	4,086,994
Interest	11

Total assets	12,102,932

Liabilities:
Payable for:
Variation margin	97,304
Fund shares redeemed	515,321
Management fees	4,250
Custodian fees	159
Transfer agent/maintenance fees	1,417
Distribution and service fees	1,629
Portfolio accounting fees	567
Other	5,920

Total liabilities	626,567

Net assets	$11,476,365

Net assets consist of:
Paid in capital	$12,449,935
Accumulated net investment loss	—
Accumulated net realized loss on investments	(1,517,128)
Net unrealized appreciation on investments	543,558

Net assets	$11,476,365

A-Class:
Net assets	$5,931,010
Capital shares outstanding	396,725
Net asset value per share	$14.95

Maximum offering price per share*	$15.70

C-Class:
Net assets	$189,121
Capital shares outstanding	12,953
Net asset value per share	$14.60

H-Class:
Net assets	$5,356,234
Capital shares outstanding	357,628
Net asset value per share	$14.98

Repurchase agreements, at cost	$5,970,927

Total cost	$5,970,927

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS

Year Ended March 31, 2011

Investment Income:
Interest	$6,863

Total investment income	6,863

Expenses:
Management fees	49,039
Transfer agent and administrative fees	16,347
Distribution and service fees:
A-Class	2,093
C-Class	2,685
H-Class	13,582
Portfolio accounting fees	6,538
Trustees’ fees**	538
Miscellaneous	12,128

Total expenses	102,950

Net investment loss	(96,087)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(372,576)

Net realized loss	(372,576)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	380,066

Net change in unrealized appreciation (depreciation)	380,066

Net realized and unrealized gain	7,490

Net decrease in net assets resulting from operations	$(88,597)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 197

JAPAN 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(96,087)	$(95,137)
Net realized gain (loss) on investments	(372,576)	3,918,319
Net change in unrealized appreciation (depreciation) on investments	380,066	(790,035)

Net increase (decrease) in net assets resulting from operations	(88,597)	3,033,147

Distributions to Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	17,011,157	4,861,965
C-Class	26,730,136	40,920,332
H-Class	76,584,589	56,612,995
Cost of shares redeemed
A-Class	(13,470,349)	(3,222,607)
C-Class	(26,785,624)	(41,845,825)
H-Class	(76,584,721)	(59,989,549)

Net increase (decrease) from capital share transactions	3,485,188	(2,662,689)

Net increase in net assets	3,396,591	370,458
Net assets:
Beginning of year	8,079,774	7,709,316

End of year	$11,476,365	$8,079,774

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	1,106,525	346,886
C-Class	1,765,492	2,896,454
H-Class	4,903,823	3,970,060
Shares redeemed
A-Class	(845,237)	(244,676)
C-Class	(1,779,134)	(2,968,231)
H-Class	(4,874,700)	(4,366,545)

Net increase (decrease) in shares	276,769	(366,052)

198 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

JAPAN 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended		Period Ended
	March 31,	March 31,	March 31,		March 31,
A-Class	2011	2010	2009		2008 [a,b]

Per Share Data
Net asset value, beginning of period	$16.49	$9.01	$25.12		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.24)	(.19)	(.06)		—d
Net gain (loss) on investments (realized and unrealized)	(1.30)	7.67	(16.24)		.12

Total from investment operations	(1.54)	7.48	(16.30)		.12

Less distributions from:
Net investment income	—	—	(.01)		—

Total distributions	—	—	(.01)		—

Payments by affiliates	—	—	.20	[e]	—

Net asset value, end of period	$14.95	$16.49	$9.01		$25.12

Total Return[f]	(9.34%)	83.02%	(64.10	%)e	0.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,931	$2,234	$299		$636

Ratios to average net assets:
Net investment loss	(1.45%)	(1.42%)	(0.42%)		(0.12%)
Total expenses	1.55%	1.53%	1.53%		1.25%

Portfolio turnover rate	—	—	—		—

	Year Ended	Year Ended	Year Ended		Period Ended
	March 31,	March 31,	March 31,		March 31,
C-Class	2011	2010	2009		2008 [a,b]

Per Share Data
Net asset value, beginning of period	$16.23	$8.94	$25.10		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.31)	(.31)	(.17)		(.02)
Net gain (loss) on investments (realized and unrealized)	(1.32)	7.60	(16.18)		.12

Total from investment operations	(1.63)	7.29	(16.35)		.10

Less distributions from:
Net investment income	—	—	(.01)		—

Total distributions	—	—	(.01)		—

Payments by affiliates	—	—	.20	[e]	—

Net asset value, end of period	$14.60	$16.23	$8.94		$25.10

Total Return[f]	(10.04%)	81.54%	(64.35	%)e	0.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$189	$432	$879		$240

Ratios to average net assets:
Net investment loss	(2.18%)	(2.20%)	(0.98%)		(0.74%)
Total expenses	2.29%	2.28%	2.26%		2.21%

Portfolio turnover rate	—	—	—		—

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 199

JAPAN 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended		Period Ended
	March 31,	March 31,	March 31,		March 31,
H-Class	2011	2010	2009		2008 [a,b]

Per Share Data
Net asset value, beginning of period	$16.48	$9.01	$25.12		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.23)	(.21)	(.08)		—d
Net gain (loss) on investments (realized and unrealized)	(1.27)	7.68	(16.22)		.12

Total from investment operations	(1.50)	7.47	(16.30)		.12

Less distributions from:
Net investment income	—	—	(.01)		—

Total distributions	—	—	(.01)		—

Payments by affiliates	—	—	.20	[e]	—

Net asset value, end of period	$14.98	$16.48	$9.01		$25.12

Total Return[f]	(9.10%)	82.91%	(64.10	%)e	0.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,356	$5,414	$6,531		$5,243

Ratios to average net assets:
Net investment income (loss)	(1.44%)	(1.44%)	(0.55%)		0.17%
Total expenses	1.54%	1.53%	1.52%		1.44%

Portfolio turnover rate	—	—	—		—

[a]	For the period ended March 31, 2008, percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: February 22, 2008.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Less than $0.01 per share.

[e]	Excluding the reimbursement, the Fund’s total return would have been -64.90%, -65.15% and -64.90% for the A-Class, C-Class and H-Class, respectively.

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

200 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

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the RYDEX | SGI series funds annual report | 201

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) March 31, 2011
STRENGTHENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: May 25, 2005
For the one-year period ended March 31, 2011, Strengthening Dollar 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index. Strengthening Dollar 2x Strategy Fund H-Class returned -17.84%, compared with -6.43% return for its benchmark, the U.S. Dollar Index.
The U.S. Dollar Index spiked to its trailing 12-month high in mid-2010 over concerns about European sovereign debt and fears of a slow global economic recovery. It began to fall back in the last half of the year as the U.S. Federal Reserve pumped money into the economy via low rates and a second round of quantitative easing designed to help the U.S. economy gain traction. There was also another round of fiscal stimulus in the December tax cuts.
At year end, the dollar had advanced against the euro and pound, both suffering from their own versions of economic and fiscal woes, but fallen against the yen and Swiss franc.
The dollar’s rally against the euro did not carry over into the first quarter of 2011, even though the Mid East was in turmoil, a nuclear crisis overtook Japan and Portugal was pointing toward default. In fact, the dollar in the first quarter of 2011 lost out to many currency counterparts around the world, gaining only slightly against the yen. Since the trade-weighted index for the U.S. dollar peaked last summer, it has fallen 15%, as investors seemed to fear the deleterious effects of continuous Fed easing.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005
The Fund invests principally in derivative investments such as currency index swap agreements and currency futures contracts.
202 the RYDEX | SGI series funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

A-Class								C-Class
(05/25/05)								(05/25/05)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

STRENGTHENING DOLLAR 2x STRATEGY FUND	-17.83%	-21.74%	-8.53%	-9.41%	-5.60%	-6.38%	-18.49%	-19.30%	-9.12%	-6.23%
U.S. DOLLAR INDEX	-6.43%	-6.43%	-3.30%	-3.30%	-2.19%	-2.19%	-6.43%	-6.43%	-3.30%	-2.19%

	H-Class
	(05/25/05)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

STRENGTHENING DOLLAR 2x STRATEGY FUND	-17.84%	-8.58%	-5.66%
U.S. DOLLAR INDEX	-6.43%	-3.30%	-2.19%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI series funds annual report | 203

SCHEDULE OF INVESTMENTS	March 31, 2011
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES††- 80.9%
Freddie Mac[1]
0.20% due 07/12/11	$10,000,000	$9,996,880
0.23% due 08/16/11	5,000,000	4,997,530
Fannie Mae[1]
0.22% due 07/18/11	10,000,000	9,996,700

Total Federal Agency Discount Notes (Cost $24,983,357)		24,991,110

REPURCHASE AGREEMENTS††,2- 17.0%
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	2,603,565	2,603,565
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[3]	1,489,185	1,489,185
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	965,533	965,533
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	173,571	173,571

Total Repurchase Agreements (Cost $5,231,854)		5,231,854

Total Investments — 97.9% (Cost $30,215,211)		$30,222,964

Cash & Other Assets, Less Liabilities — 2.1%		653,482

Total Net Assets — 100.0%		$30,876,446

		Unrealized
	Contracts	Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $51,816,000)	680	$(316,775)

Units
CURRENCY INDEX SWAP AGREEMENT††
Goldman Sachs International May 2011 U.S. Dollar Index Swap, Terminating 05/31/11[4] (Notional Value $10,147,530)	133,385	$(175,684)

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements — See Note 7.

[3]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2011.

[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

204 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$24,991,110
Repurchase agreements, at value	5,231,854

Total investments	30,222,964
Segregated cash with broker	612,000
Receivables:
Fund shares sold	563,351
Interest	9

Total assets	31,398,324

Liabilities:
Unrealized depreciation on swap agreements	175,684
Payable for:
Swap settlement	76,400
Variation margin	106,760
Fund shares redeemed	82,764
Management fees	23,172
Custodian fees	721
Transfer agent/maintenance fees	6,437
Distribution and service fees	8,953
Portfolio accounting fees	2,574
Licensing fees	13,615
Other	24,798

Total liabilities	521,878

Net assets	$30,876,446

Net assets consist of:
Paid in capital	$53,324,059
Accumulated net investment loss	—
Accumulated net realized loss on investments	(21,962,907)
Net unrealized depreciation on investments	(484,706)

Net assets	$30,876,446

A-Class:
Net assets	$6,115,411
Capital shares outstanding	454,227
Net asset value per share	$13.46

Maximum offering price per share*	$14.13

C-Class:
Net assets	$4,027,570
Capital shares outstanding	313,993
Net asset value per share	$12.83

H-Class:
Net assets	$20,733,465
Capital shares outstanding	1,547,275
Net asset value per share	$13.40

Investments, at cost	$24,983,357
Repurchase agreements, at cost	5,231,854

Total cost	$30,215,211

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Interest	$76,423

Total investment income	76,423

Expenses:
Management fees	410,155
Transfer agent and administrative fees	113,932
Distribution and service fees:
A-Class	21,163
C-Class	64,252
H-Class	76,706
Portfolio accounting fees	45,572
Trustees’ fees**	5,236
Miscellaneous	92,529

Total expenses	829,545

Net investment loss	(753,122)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(1,019,822)
Futures contracts	(4,022,081)

Net realized loss	(5,041,903)

Net change in unrealized appreciation (depreciation) on:
Investments	7,753
Swap agreements	(253,681)
Futures contracts	(1,050,235)

Net change in unrealized appreciation (depreciation)	(1,296,163)

Net realized and unrealized loss	(6,338,066)

Net decrease in net assets resulting from operations	$(7,091,188)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 205

STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(753,122)	$(780,540)
Net realized loss on investments	(5,041,903)	(4,420,826)
Net change in unrealized appreciation (depreciation) on investments	(1,296,163)	718,422

Net decrease in net assets resulting from operations	(7,091,188)	(4,482,944)

Distributions to shareholders	—	—

Capital share transactions:
proceeds from sale of shares
A-Class	17,727,633	26,981,177
C-Class	108,147,406	166,010,494
H-Class	305,686,505	430,502,636
Cost of shares redeemed
A-Class	(27,399,277)	(17,004,512)
C-Class	(113,295,488)	(160,038,197)
H-Class	(341,270,791)	(388,785,531)

Net increase (decrease) from capital share transactions	(50,404,012)	57,666,067

Net increase (decrease) in net assets	(57,495,200)	53,183,123
Net assets:
Beginning of year	88,371,646	35,188,523

End of year	$30,876,446	$88,371,646

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	1,056,533	1,701,391
C-Class	7,130,889	10,697,848
H-Class	19,388,467	26,303,063
Shares redeemed
A-Class	(1,629,766)	(1,046,283)
C-Class	(7,490,156)	(10,325,916)
H-Class	(21,578,685)	(23,698,004)

Net increase (decrease) in shares	(3,122,718)	3,632,099

206 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

STRENGTHENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$16.38	$19.64	$19.85	$25.35	$27.74

Income (loss) from investment operations:
Net investment income (loss)[a]	(.25)	(.25)	.02	.39	.91
Net gain (loss) on investments (realized and unrealized)	(2.67)	(3.01)	6.50	(5.89)	(3.30)
Total from investment operations	(2.92)	(3.26)	6.52	(5.50)	(2.39)

Less distributions from:
Net realized gains	—	—	(6.73)	—	—
Total distributions	—	—	(6.73)	—	—

Net asset value, end of period	$13.46	$16.38	$19.64	$19.85	$25.35

Total Return[b]	(17.83%)	(16.60%)	30.59%	(21.70%)	(8.62%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,115	$16,833	$7,314	$2,795	$108

Ratios to average net assets:
Net investment income (loss)	(1.55%)	(1.57%)	0.07%	1.73%	3.53%
Total expenses	1.71%	1.67%	1.69%	1.66%	1.66%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$15.74	$19.01	$19.42	$24.99	$27.56

Income (loss) from investment operations:
Net investment income (loss)[a]	(.35)	(.36)	(.14)	.42	.70
Net gain (loss) on investments (realized and unrealized)	(2.56)	(2.91)	6.46	(5.99)	(3.27)

Total from investment operations	(2.91)	(3.27)	6.32	(5.57)	(2.57)

Less distributions from:
Net realized gains	—	—	(6.73)	—	—

Total distributions	—	—	(6.73)	—	—

Net asset value, end of period	$12.83	$15.74	$19.01	$19.42	$24.99

Total Return[b]	(18.49%)	(17.20%)	30.36%	(22.29%)	(9.33%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,028	$10,594	$5,728	$6,131	$2,630

Ratios to average net assets:
Net investment income (loss)	(2.29%)	(2.31%)	(0.66%)	1.84%	2.75%
Total expenses	2.46%	2.42%	2.44%	2.40%	2.40%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 207

STRENGTHENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$16.31	$19.56	$19.83	$25.33	$27.71

Income (loss) from investment operations:
Net investment income (loss)[a]	(.25)	(.25)	.02	.57	.90
Net gain (loss) on investments (realized and unrealized)	(2.66)	(3.00)	6.44	(6.07)	(3.28)
Total from investment operations	(2.91)	(3.25)	6.46	(5.50)	(2.38)

Less distributions from:
Net realized gains	—	—	(6.73)	—	—
Total distributions	—	—	(6.73)	—	—

Net asset value, end of period	$13.40	$16.31	$19.56	$19.83	$25.33

Total Return[b]	(17.84%)	(16.62%)	30.25%	(21.71%)	(8.59%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,733	$60,944	$22,147	$29,011	$11,946

Ratios to average net assets:
Net investment income (loss)	(1.55%)	(1.57%)	0.08%	2.44%	3.47%
Total expenses	1.72%	1.67%	1.69%	1.66%	1.66%

Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

208 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

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209 | the RYDEX | SGI series funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
WEAKENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: May 25, 2005
For the one-year period ended March 31, 2011, Weakening Dollar 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index. Weakening Dollar 2x Strategy Fund H-Class returned 13.14%, compared with -6.43% return for its benchmark, the U.S. Dollar Index.
The U.S. Dollar Index spiked to its trailing 12-month high in mid-2010 over concerns about European sovereign debt and fears of a slow global economic recovery. It began to fall back in the last half of the year as the U.S. Federal Reserve pumped money into the economy via low rates and a second round of quantitative easing designed to help the U.S. economy gain traction. There was also another round of fiscal stimulus in the December tax cuts.
At year end, the dollar had advanced against the euro and pound, both suffering from their own versions of economic and fiscal woes, but fallen against the yen and Swiss franc.
The dollar’s rally against the euro did not carry over into the first quarter of 2011, even though the Mid East was in turmoil, a nuclear crisis overtook Japan and Portugal was pointing toward default. In fact, the dollar in the first quarter of 2011 lost out to many currency counterparts around the world, gaining only slightly against the yen. Since the trade-weighted index for the U.S. dollar peaked last summer, it has fallen 15%, as investors seemed to fear the deleterious effects of continuous Fed easing.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005
The Fund invests principally in derivative investments such as currency index swap agreements and currency futures contracts.
210 | the RYDEX | SGI series funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class						C-Class
	(05/25/05)						(05/25/05)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
WEAKENING DOLLAR 2x STRATEGY FUND	13.13%	7.73%	5.88%	4.86%	3.39%	2.53%	12.32%	11.32%	5.08%	2.61%
U.S. DOLLAR INDEX	-6.43%	-6.43%	-3.30%	-3.30%	-2.19%	-2.19%	-6.43%	-6.43%	-3.30%	-2.19%

	H-Class
	(05/25/05)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
WEAKENING DOLLAR 2x STRATEGY FUND	13.14%	5.87%	3.38%
U.S. DOLLAR INDEX	-6.43%	-3.30%	-2.19%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI series funds annual report | 211

SCHEDULE OF INVESTMENTS	March 31, 2011

WEAKENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 60.6%
Freddie Mac[1]
0.20% due 07/12/11	$10,000,000	$9,996,880
Fannie Mae[1]
0.22% due 07/18/11	10,000,000	9,996,700

Total Federal Agency Discount Notes (Cost $19,987,734)		19,993,580

REPURCHASE AGREEMENTS††,2 - 36.4%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	7,003,747	7,003,747
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	2,597,343	2,597,343
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[3]	1,920,277	1,920,277
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	466,916	466,916

Total Repurchase Agreements (Cost $11,988,283)		11,988,283

Total Investments — 97.0% (Cost $31,976,017)		$31,981,863

Cash & Other Assets, Less Liabilities — 3.0%		988,759

Total Net Assets — 100.0%		$32,970,622

		Unrealized
	Contracts	Gain

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $59,131,200)	776	$407,705

Units
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT††
Goldman Sachs International May 2011 U.S. Dollar Index Swap, Terminating 05/31/11[4] (Notional Value $6,854,729)	90,102	$139,347

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements — See Note 7.

[3]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2011.

[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

212 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$19,993,580
Repurchase agreements, at value	11,988,283

Total investments	31,981,863
Segregated cash with broker	702,900
Unrealized appreciation on swap agreements	139,347
Receivable for swap settlement	19,546
Receivables:
Variation margin	122,602
Fund shares sold	635,316
Interest	21

Total assets	33,601,595

liabilities:
Payable for:
Fund shares redeemed	537,574
Management fees	24,743
Custodian fees	769
Transfer agent/maintenance fees	6,873
Distribution and service fees	9,215
Portfolio accounting fees	2,749
Licensing fees	10,684
Other	38,366

Total liabilities	630,973

Net assets	$32,970,622

Net assets consist of:
Paid in capital	$43,589,086
Accumulated net investment loss	—
Accumulated net realized loss on investments	(11,171,362)
Net unrealized appreciation on investments	552,898

Net assets	$32,970,622

A-Class:
Net assets	$5,575,688
Capital shares outstanding	274,133
Net asset value per share	$20.34

Maximum offering price per share*	$21.35

C-Class:
Net assets	$3,962,973
Capital shares outstanding	206,133
Net asset value per share	$19.23

H-Class:
Net assets	$23,431,961
Capital shares outstanding	1,153,381
Net asset value per share	$20.32

Investments, at cost	$19,987,734
Repurchase agreements, at cost	11,988,283

Total cost	$31,976,017

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Interest	$61,870

Total investment income	61,870

Expenses:
Management fees	321,462
Transfer agent and administrative fees	89,295
Distribution and service fees:
A-Class	13,612
C-Class	45,282
H-Class	64,362
Portfolio accounting fees	35,718
Trustees’ fees**	4,141
Registration fees	37,548
Miscellaneous	33,976

Total expenses	645,396

Net investment loss	(583,526)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	622,510
Futures contracts	1,875,730
Net realized gain	2,498,240
Net change in unrealized appreciation (depreciation) on:
Investments	5,847
Swap agreements	171,203
Futures contracts	887,843

Net change in unrealized appreciation (depreciation)	1,064,893

Net realized and unrealized gain	3,563,133

Net increase in net assets resulting from operations	$2,979,607

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 213

WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(583,526)	$(1,655,237)
Net realized gain on investments	2,498,240	23,650,520
Net change in unrealized appreciation (depreciation) on investments	1,064,893	(5,860,381)

Net increase in net assets resulting from operations	2,979,607	16,134,902

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	4,356,031	29,337,819
C-Class	12,924,698	71,736,946
H-Class	111,744,031	292,106,948
Cost of shares redeemed
A-Class	(6,022,901)	(43,837,092)
C-Class	(14,644,735)	(76,123,193)
H-Class	(120,468,235)	(333,831,802)

Net decrease from capital share transactions	(12,111,111)	(60,610,374)

Net decrease in net assets	(9,131,504)	(44,475,472)
Net assets:
Beginning of year	42,102,126	86,577,598

End of year	$32,970,622	$42,102,126

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	238,396	1,547,781
C-Class	721,312	3,852,060
H-Class	6,176,809	15,923,652
Shares redeemed
A-Class	(339,920)	(2,249,051)
C-Class	(825,578)	(4,093,956)
H-Class	(6,696,001)	(17,931,721)

Net decrease in shares	(724,982)	(2,951,235)

214 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

WEAKENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGH LIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$17.98	$16.38	$29.27	$26.18	$22.70

Income (loss) from investment operations:
Net investment income (loss)[a]	(.28)	(.30)	(.07)	.70	.91
Net gain (loss) on investments (realized and unrealized)	2.64	1.90	(8.77)	7.17	2.57

Total from investment operations	2.36	1.60	(8.84)	7.87	3.48

Less distributions from:
Net investment income	—	—	(1.28)	(4.78)	—
Net realized gains	—	—	(2.77)	(—)[c]	—

Total distributions	—	—	(4.05)	(4.78)	—

Net asset value, end of period	$20.34	$17.98	$16.38	$29.27	$26.18

Total Return[b]	13.13%	9.77%	(29.87%)	32.49%	15.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,576	$6,753	$17,642	$22,148	$21,502

Ratios to average net assets:
Net investment income (loss)	(1.54%)	(1.57%)	(0.30%)	2.51%	3.63%
Total expenses	1.71%	1.68%	1.69%	1.67%	1.65%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$17.12	$15.73	$28.53	$25.81	$22.55

Income (loss) from investment operations:
Net investment income (loss)[a]	(.39)	(.43)	(.21)	.43	.71
Net gain (loss) on investments (realized and unrealized)	2.50	1.82	(8.54)	7.07	2.55

Total from investment operations	2.11	1.39	(8.75)	7.50	3.26

Less distributions from:
Net investment income	—	—	(1.28)	(4.78)	—
Net realized gains	—	—	(2.77)	(—)[c]	—

Total distributions	—	—	(4.05)	(4.78)	—

Net asset value, end of period	$19.23	$17.12	$15.73	$28.53	$25.81

Total Return[b]	12.32%	8.84%	(30.37%)	31.47%	14.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,963	$5,314	$8,687	$21,604	$14,160

Ratios to average net assets:
Net investment income (loss)	(2.29%)	(2.32%)	(0.93%)	1.57%	2.87%
Total expenses	2.46%	2.43%	2.45%	2.41%	2.40%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 215

WEAKENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGH LIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$17.96	$16.37	$29.25	$26.18	$22.69

Income (loss) from investment operations:
Net investment income (loss)[a]	(.28)	(.30)	(.03)	.68	.90
Net gain (loss) on investments (realized and unrealized)	2.64	1.89	(8.80)	7.17	2.59

Total from investment operations	2.36	1.59	(8.83)	7.85	3.49

Less distributions from:
Net investment income	—	—	(1.28)	(4.78)	—
Net realized gains	—	—	(2.77)	(—)[c]	—

Total distributions	—	—	(4.05)	(4.78)	—

Net asset value, end of period	$20.32	$17.96	$16.37	$29.25	$26.18

Total Return[b]	13.14%	9.71%	(29.86%)	32.41%	15.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,432	$30,036	$60,249	$103,867	$110,480

Ratios to average net assets:
Net investment income (loss)	(1.54%)	(1.57%)	(0.13%)	2.45%	3.60%
Total expenses	1.71%	1.68%	1.70%	1.67%	1.65%

Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[c]	Distributions from realized gains are less than $0.01 per share.

216 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

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the RYDEX | SGI series funds annual report | 217

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
REAL ESTATE FUND
OBJECTIVE: To provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”), (collectively, “Real Estate Companies”).
Inception: February 20, 2004
For the one-year period ended March 31, 2011, Real Estate Fund H-Class returned 22.70%, compared to a gain of 24.28% for the MSCI U.S. REIT Index.
Within the sector, Real Estate Investment Trusts (REITs), which compose 92% of the portfolio, rose about 25% for the year, contributing almost all of the return. The year was favorable to REITs in that slow, steady economic growth helped set the stage for improvements in occupancy and rents, while also helping non-commercial mortgage delinquencies level off. The industry was also aided by falling 10-year Treasury yields, which pushed capitalization rates lower and supported property valuations.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

Simon Property Group, Inc.	3.1%
Public Storage	2.4%
Equity Residential	2.2%
Vornado Realty Trust	2.1%
General Growth Properties, Inc.	2.1%
HCP, Inc.	2.0%
Boston Properties, Inc.	2.0%
Annaly Capital Management, Inc.	2.0%
Weyerhaeuser Co.	1.9%
Host Hotels & Resorts, Inc.	1.9%

Top Ten Total	21.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
218 | the RYDEX | SGI series funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class						C-Class
	(09/01/04)						(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

REAL ESTATE FUND	22.72%	16.89%	-2.45%	-3.39%	3.09%	2.33%	21.58%	20.58%	-3.22%	3.01%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	4.18%
MSCI U.S. REIT INDEX	24.28%	24.28%	1.39%	1.39%	7.38%	7.38%	24.28%	24.28%	1.39%	8.03%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

REAL ESTATE FUND	22.70%	-2.47%	3.78%
S&P 500 INDEX	15.65%	2.62%	4.18%
MSCI U.S. REIT INDEX	24.28%	1.39%	8.03%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and MSCI U.S. REIT Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI series funds annual report | 219

SCHEDULE OF INVESTMENTS	March 31, 2011

REAL ESTATE FUND

	Shares	Value
| |
COMMON STOCKS†- 99.4%

REAL ESTATE INVESTMENT TRUSTS (REITs)- 92.8%
SPECIALIZED REITs - 23.8%
Public Storage	6,169	$684,204
HCP, Inc.	15,017	569,745
Host Hotels & Resorts, Inc.	30,157	531,065
Health Care REIT, Inc.	8,873	465,300
Ventas, Inc.	8,401	456,174
Plum Creek Timber Company, Inc.	9,143	398,726
Nationwide Health Properties, Inc.	8,373	356,104
Rayonier, Inc.	5,540	345,198
Senior Housing Properties Trust	11,710	269,798
Hospitality Properties Trust	11,242	260,252
Entertainment Properties Trust	4,916	230,167
Omega Healthcare Investors, Inc.	10,003	223,467
LaSalle Hotel Properties	8,226	222,102
Extra Space Storage, Inc.	10,299	213,292
DiamondRock Hospitality Co.	18,989	212,107
Potlatch Corp.	4,855	195,171
Healthcare Realty Trust, Inc.	8,403	190,748
Medical Properties Trust, Inc.	15,273	176,709
Sunstone Hotel Investors, Inc.*	16,626	169,419
U-Store-It Trust	15,055	158,379
Strategic Hotels & Resorts, Inc.*	24,460	157,767
Hersha Hospitality Trust — Class A	25,624	152,207
Sovran Self Storage, Inc.	3,075	121,616

Total Specialized REITs		6,759,717

RETAIL REITs - 19.5%
Simon Property Group, Inc.	8,098	867,782
General Growth Properties, Inc.	38,049	588,998
Kimco Realty Corp.	23,208	425,635
Macerich Co.	7,911	391,832
Federal Realty Investment Trust	4,185	341,328
Realty Income Corp.	8,997	314,445
Developers Diversified Realty Corp.	21,010	294,140
Regency Centers Corp.	6,669	289,968
Taubman Centers, Inc.	5,001	267,953
Weingarten Realty Investors	10,647	266,814
CBL & Associates Properties, Inc.	13,930	242,661
National Retail Properties, Inc.	8,874	231,878
Tanger Factory Outlet Centers	8,554	224,457
Equity One, Inc.	11,765	220,829
Glimcher Realty Trust	16,374	151,459
Pennsylvania Real Estate Investment Trust	9,869	140,831
Acadia Realty Trust	7,005	132,535
Getty Realty Corp.	5,790	132,475

Total Retail REITs		5,526,020

OFFICE REITs - 14.9%
Boston Properties, Inc.	5,886	558,287
SL Green Realty Corp.	5,050	379,760
Digital Realty Trust, Inc.	6,118	355,701
Alexandria Real Estate Equities, Inc.	4,098	319,521
Duke Realty Corp.	20,919	293,075
Piedmont Office Realty Trust, Inc. — Class A	14,140	274,457
Mack-Cali Realty Corp.	7,913	268,251
Highwoods Properties, Inc.	7,040	246,470
BioMed Realty Trust, Inc.	12,835	244,122
Corporate Office Properties Trust	6,746	243,800
Douglas Emmett, Inc.	12,689	237,919
Kilroy Realty Corp.	5,725	222,302
CommonWealth REIT	8,539	221,758
Brandywine Realty Trust	16,367	198,695
Lexington Realty Trust	19,186	179,389

Total Office REITs		4,243,507

RESIDENTIAL REITs - 13.2%
Equity Residential	10,903	615,038
AvalonBay Communities, Inc.	4,033	484,283
UDR, Inc.	13,202	321,733
Essex Property Trust, Inc.	2,418	299,832
Camden Property Trust	5,258	298,759
BRE Properties, Inc.	5,655	266,803
Apartment Investment & Management Co. — Class A	10,412	265,194
Mid-America Apartment Communities, Inc.	3,627	232,853
American Campus Communities, Inc.	7,015	231,495
Home Properties, Inc.	3,905	230,200
Post Properties, Inc.	5,384	211,322
Equity Lifestyle Properties, Inc.	3,543	204,254
Associated Estates Realty Corp.	5,425	86,149

Total Residential REITs		3,747,915

MORTGAGE REITs - 8.2%
Annaly Capital Management, Inc.	31,733	553,741
MFA Financial, Inc.	31,294	256,611
American Capital Agency Corp.	8,191	238,686
Starwood Property Trust, Inc.	8,560	190,888
Hatteras Financial Corp.	6,780	190,654
Redwood Trust, Inc.	10,658	165,732
Cypress Sharpridge Investments, Inc.	11,970	151,780
Invesco Mortgage Capital, Inc.	6,864	149,978
iStar Financial, Inc.*	15,430	141,647
Capstead Mortgage Corp.	11,040	141,091
Anworth Mortgage Asset Corp.	19,758	140,084

Total Mortgage REITs		2,320,892

DIVERSIFED REITs - 5.8%
Vornado Realty Trust	6,965	609,437
Liberty Property Trust	9,059	298,041
Washington Real Estate Investment Trust	7,111	221,081
Colonial Properties Trust	10,109	194,598
PS Business Parks, Inc.	3,190	184,829
Cousins Properties, Inc.	17,656	147,428

Total Diversifed REITs		1,655,414

220 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011

REAL ESTATE FUND

	Shares	Value

INDUSTRIAL REITs - 5.5%
ProLogis	30,257	$483,507
AMB Property Corp.	10,887	391,605
DCT Industrial Trust, Inc.	33,273	184,665
DuPont Fabros Technology, Inc.	7,542	182,894
First Industrial Realty Trust, Inc.*	13,907	165,354
EastGroup Properties, Inc.	3,502	153,983

Total Industrial REITs		1,562,008

FOREST PRODUCTS - 1.9%
Weyerhaeuser Co.	21,620	531,852

Total Real Estate Investment Trusts (REITs)		26,347,325

REAL ESTATE MANAGEMENT & DEVELOPMENT - 6.6%
REAL ESTATE SERVICES - 2.6%
CB Richard Ellis Group, Inc. — Class A*	16,571	442,445
Jones Lang LaSalle, Inc.	3,128	311,987

Total Real Estate Services		754,432

REAL ESTATE OPERATING COMPANIES - 2.6%
Brookfield Properties Corp.	26,398	467,773
Forest City Enterprises, Inc. — Class A*	14,162	266,670

Total Real Estate Operating Companies		734,443

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.8%
St. Joe Co.*	9,025	226,257

REAL ESTATE DEVELOPMENT - 0.6%
Howard Hughes Corp.*	2,365	167,064

Total Real Estate Management & Development		1,882,196

Total Common Stocks (Cost $20,057,617)		28,229,521

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$108,469	$108,469

Total Repurchase Agreement (Cost $108,469)		108,469

Total Investments — 99.8% (Cost $20,166,086)		$28,337,990

Cash & Other Assets, Less Liabilities — 0.2%		53,998

Total Net Assets — 100.0%		$28,391,988

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreement — See Note 7.

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 221

REAL ESTATE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$28,229,521
Repurchase agreements, at value	108,469

Total investments	28,337,990
Cash	1,587
Receivables:
Securities sold	3,144,345
Fund shares sold	489,253
Dividends	104,801

Total assets	32,077,976

Liabilities:
Payable for:
Fund shares redeemed	3,635,769
Management fees	16,853
Custodian fees	562
Transfer agent/maintenance fees	4,957
Distribution and service fees	6,407
Portfolio accounting fees	1,983
Other	19,457

Total liabilities	3,685,988

Net assets	$28,391,988

Net assets consist of:
Paid in capital	$32,710,566
Undistributed net investment income	—
Accumulated net realized loss on investments	(12,490,482)
Net unrealized appreciation on investments	8,171,904

Net assets	$28,391,988

A-Class:
Net assets	$3,991,149
Capital shares outstanding	137,355
Net asset value per share	$29.06

Maximum offering price per share*	$30.51

C-Class:
Net assets	$2,355,929
Capital shares outstanding	85,959
Net asset value per share	$27.41

H-Class:
Net assets	$22,044,910
Capital shares outstanding	759,520
Net asset value per share	$29.02

Investments, at cost	$20,057,617
Repurchase agreements, at cost	108,469

Total cost	$20,166,086

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $2,913)	$1,141,002
Interest	326
Other income	2,472

Total investment income	1,143,800

Expenses:
Management fees	352,791
Transfer agent and administrative fees	103,762
Distribution and service fees:
A-Class	12,351
C-Class	21,400
H-Class	86,061
Portfolio accounting fees	41,504
Trustees’ fees**	4,866
Tax expenses	3,467
Miscellaneous	67,117

Total expenses	693,319

Net investment income	450,481

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,516,376

Net realized gain	5,516,376

Net change in unrealized appreciation (depreciation) on:
Investments	(1,134,604)

Net change in unrealized appreciation (depreciation)	(1,134,604)

Net realized and unrealized gain	4,381,772
Net increase in net assets resulting from operations	$4,832,253

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

222 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

REAL ESTATE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$450,481	$553,798
Net realized gain (loss) on investments	5,516,376	(511,338)
Net change in unrealized appreciation (depreciation) on investments	(1,134,604)	8,932,170

Net increase in net assets resulting from operations	4,832,253	8,974,630

Distributions to shareholders from:
Net investment income
A-Class	(110,657)	(41,671)
C-Class	(51,561)	(21,574)
H-Class	(717,890)	(266,325)

Total distributions to shareholders	(880,108)	(329,570)

Capital share transactions:
Proceeds from sale of shares
A-Class	17,712,810	17,825,648
C-Class	85,507,957	65,977,573
H-Class	224,118,250	353,762,266
Distributions reinvested
A-Class	99,290	41,288
C-Class	47,000	21,361
H-Class	713,980	255,420
Cost of shares redeemed
A-Class	(18,942,704)	(16,882,349)
C-Class	(85,940,210)	(65,957,944)
H-Class	(240,249,139)	(326,701,549)

Net increase (decrease) from capital share transactions	(16,932,766)	28,341,714

Net increase (decrease) in net assets	(12,980,621)	36,986,774
Net assets:
Beginning of year	41,372,609	4,385,835

End of year	$28,391,988	$41,372,609

Undistributed net investment income at end of year	$—	$405,783

Capital share activity:
Shares sold
A-Class	695,632	883,574
C-Class	3,424,767	3,517,526
H-Class	8,635,622	17,097,247
Shares issued from reinvestment of distributions
A-Class	3,804	1,881
C-Class	1,904	1,018
H-Class	27,377	11,647
Shares redeemed
A-Class	(739,617)	(829,057)
C-Class	(3,433,471)	(3,512,985)
H-Class	(9,345,781)	(15,803,603)

Net increase (decrease) in shares	(729,763)	1,367,248

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 223

REAL ESTATE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$24.24	$12.83	$32.42	$42.16	$36.46

Income (loss) from investment operations:
Net investment income[a]	.27	.44	.74	.54	.46
Net gain (loss) on investments (realized and unrealized)	5.17	11.11	(19.43)	(10.05)	5.53

Total from investment operations	5.44	11.55	(18.69)	(9.51)	5.99

Less distributions from:
Net investment income	(.62)	(.14)	(.90)	(.23)	(.17)
Net realized gains	—	—	—	—	(.12)

Total distributions	(.62)	(.14)	(.90)	(.23)	(.29)

Net asset value, end of period	$29.06	$24.24	$12.83	$32.42	$42.16

Total Return[b]	22.72%	90.16%	(58.00%)	(22.59%)	16.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,991	$4,303	$1,554	$2,866	$9,061

Ratios to average net assets:
Net investment income	1.07%	2.15%	2.81%	1.45%	1.10%
Total expenses	1.63%	1.65%	1.68%	1.64%	1.61%

Portfolio turnover rate	485%	1,520%	780%	832%	762%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$23.11	$12.33	$31.44	$41.22	$35.93

Income (loss) from investment operations:
Net investment income[a]	.10	.40	.66	.29	.19
Net gain (loss) on investments (realized and unrealized)	4.82	10.52	(18.87)	(9.84)	5.39

Total from investment operations	4.92	10.92	(18.21)	(9.55)	5.58

Less distributions from:
Net investment income	(.62)	(.14)	(.90)	(.23)	(.17)
Net realized gains	—	—	—	—	(.12)

Total distributions	(.62)	(.14)	(.90)	(.23)	(.29)

Net asset value, end of period	$27.41	$23.11	$12.33	$31.44	$41.22

Total Return[b]	21.58%	88.70%	(58.28%)	(23.21%)	15.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,356	$2,143	$1,075	$2,290	$5,469

Ratios to average net assets:
Net investment income	0.42%	2.06%	2.62%	0.78%	0.48%
Total expenses	2.39%	2.41%	2.42%	2.39%	2.36%

Portfolio turnover rate	485%	1,520%	780%	832%	762%

224 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

REAL ESTATE FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$24.22	$12.82	$32.40	$42.14	$36.47

Income (loss) from investment operations:
Net investment income[a]	.29	.50	.61	.53	.54
Net gain (loss) on investments (realized and unrealized)	5.13	11.04	(19.29)	(10.04)	5.42

Total from investment operations	5.42	11.54	(18.68)	(9.51)	5.96

Less distributions from:
Net investment income	(.62)	(.14)	(.90)	(.23)	(.17)
Net realized gains	—	—	—	—	(.12)

Total distributions	(.62)	(.14)	(.90)	(.23)	(.29)

Net asset value, end of period	$29.02	$24.22	$12.82	$32.40	$42.14

Total Return[b]	22.70%	90.15%	(58.01%)	(22.60%)	16.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,045	$34,926	$1,757	$14,140	$25,784

Ratios to average net assets:
Net investment income	1.13%	2.41%	2.14%	1.43%	1.35%
Total expenses	1.63%	1.68%	1.64%	1.64%	1.62%

Portfolio turnover rate	485%	1,520%	780%	832%	762%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 225

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities. The Fund’s current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S.Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: January 3, 1994
The 30-year Treasury bond ended the 12-month period ended March 31, 2011, with a yield of 5.29%. Treasury yields have been under pressure due to safe-haven buying amid concerns about European debt crisis and the Japanese nuclear power problem. Interest rates have been held near historic lows due to the Fed’s keeping a lid on long-term rates with its $600 billion in quantitative easing that is scheduled to end in June. However, concerns are growing that the gradually improving economy and asset purchases by the Fed could stoke inflation. The stable performance of Treasuries in 2010 and early 2011 helped the Government Long Bond 1.2x Strategy Fund Investor Class close up 7.42% for the 12 months ended March 31, 2011. The Fund maintained a daily correlation of over 99% to its benchmark of 120% of the daily price movement of the Long Treasury Bond.
Derivatives in the Fund are used to provide additional exposure to composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	January 3, 1994
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	May 2, 2001
The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.
226 | the RYDEX | SGI series funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Does not reflect any interest.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(01/03/94)			(08/01/03)
	ONE	FIVE	TEN	ONE	FIVE	SINCE
	YEAR	YEAR	YEAR	YEAR	YEAR	INCEPTION

GOVERNMENT LONG BOND 1.2x STRATEGY FUND	7.42%	5.16%	5.29%	7.03%	4.52%	4.78%
PRICE MOVEMENT OF LONG TREASURY BOND	5.29%	2.04%	0.49%	5.29%	2.04%	0.40%
BARCLAYS CAPITAL LONG TREASURY BOND INDEX	7.27%	6.29%	6.32%	7.27%	6.29%	6.16%

	A-Class						C-Class
	(03/31/04)						(05/02/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

GOVERNMENT LONG BOND 1.2x STRATEGY FUND	7.35%	2.22%	4.94%	3.93%	3.78%	3.07%	6.47%	5.47%	4.10%	4.68%
PRICE MOVEMENT OF LONG TREASURY BOND	5.29%	5.29%	2.04%	2.04%	-0.69%	-0.69%	5.29%	5.29%	2.04%	0.87%
BARCLAYS CAPITAL LONG TREASURY BOND INDEX	7.27%	7.27%	6.29%	6.29%	5.18%	5.18%	7.27%	7.27%	6.29%	6.58%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Barclays Capital Long Treasury Bond Index is an unmanaged bond index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. The price movement of the Long Treasury Bond represents a cumulative percentage change in its closing price. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI series funds annual report | 227

SCHEDULE OF INVESTMENTS	March 31, 2011
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Face
	Amount	Value

U.S. GOVERNMENT SECURITIES †- 88.9%
U.S. Treasury Bond 4.75% due 02/15/41	$72,789,000	$75,564,081

Total U.S. Government Securities (Cost $74,279,566)		75,564,081

REPURCHASE AGREEMENTS††,1 - 8.9%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	4,627,505	4,627,505
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	1,716,113	1,716,113
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	896,944	896,944
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	308,500	308,500

Total Repurchase Agreements (Cost $7,549,062)		7,549,062

Total Investments — 97.8% (Cost $81,828,628)		$83,113,143

Cash & Other Assets, Less Liabilities — 2.2%		1,857,319

Total Net Assets — 100.0%		$84,970,462

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
June 2011 Ultra Long-Term
U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $27,032,813)	219	$245,985

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

228 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$75,564,081
Repurchase agreements, at value	7,549,062

Total investments	83,113,143
Segregated cash with broker	799,350
Cash	79
Receivables:
Variation margin	54,750
Securities sold	934,312
Fund shares sold	1,959,128

Interest	435,125

Total assets	87,295,887

Liabilities:
Payable for:
Fund shares redeemed	2,092,477
Management fees	36,164
Custodian fees	2,086
Transfer agent/maintenance fees	14,466
Distribution and service fees	16,110
Portfolio accounting fees	7,233
Distribution	3,166
Other	153,723

Total liabilities	2,325,425

Net assets	$84,970,462

Net assets consist of:
Paid in capital	$151,875,586
Undistributed net investment income	157,000
Accumulated net realized loss on investments	(68,592,624)
Net unrealized appreciation on investments	1,530,500

Net assets	$84,970,462

Investor Class:
Net assets	$44,706,966
Capital shares outstanding	3,912,272
Net asset value per share	$11.43

Advisor Class:
Net assets	$31,419,709
Capital shares outstanding	2,766,107
Net asset value per share	$11.36

A-Class:
Net assets	$2,752,598
Capital shares outstanding	240,499
Net asset value per share	$11.45

Maximum offering price per share*	$12.02

C-Class:
Net assets	$6,091,189
Capital shares outstanding	533,494
Net asset value per share	$11.42

Investments, at cost	$74,279,566
Repurchase agreements, at cost	7,549,062

Total cost	$81,828,628

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Interest	$6,369,175

Total investment income	6,369,175

Expenses:
Management fees	798,132
Transfer agent and administrative fees	319,256
Distribution and service fees:
Advisor Class	155,455
A-Class	9,683
C-Class	109,419
Portfolio accounting fees	150,545
Trustees’ fees**	16,763
Registration fees	92,769
Miscellaneous	188,711

Total expenses	1,840,733

Net investment income	4,528,442

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(25,180,311)
Futures contracts	(5,352,702)

Net realized loss	(30,533,013)

Net change in unrealized appreciation (depreciation) on:
Investments	4,088,834
Futures contracts	(44,492)

Net change in unrealized appreciation (depreciation)	4,044,342

Net realized and unrealized loss	(26,488,671)

Net decrease in net assets resulting from operations	$(21,960,229)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 229

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$4,528,442	$5,373,225
Net realized loss on investments	(30,533,013)	(33,938,618)
Net change in unrealized appreciation (depreciation) on investments	4,044,342	(4,919,639)

Net decrease in net assets resulting from operations	(21,960,229)	(33,485,032)

Distributions to shareholders from:
Net investment income
Investor Class	(3,465,913)	(4,391,419)
Advisor Class	(768,221)	(539,964)
A-Class	(106,843)	(190,623)
C-Class	(211,765)	(253,542)

Total distributions to shareholders	(4,552,742)	(5,375,548)

Capital share transactions:
Proceeds from sale of shares
Investor Class	1,801,417,431	2,310,502,198
Advisor Class	1,632,214,111	1,023,385,056
A-Class	18,572,361	17,597,007
C-Class	70,381,488	143,663,196
Distributions reinvested
Investor Class	3,373,033	4,265,561
Advisor Class	753,317	534,630
A-Class	89,641	163,087
C-Class	199,586	237,852
Cost of shares redeemed
Investor Class	(2,011,038,348)	(2,043,495,107)
Advisor Class	(1,633,935,780)	(1,000,137,157)
A-Class	(21,725,044)	(21,524,585)
C-Class	(78,468,284)	(134,407,163)

Net increase (decrease) from capital share transactions	(218,166,488)	300,784,575

Net increase (decrease) in net assets	(244,679,459)	261,923,995
Net assets:
Beginning of year	329,649,921	67,725,926

End of year	$84,970,462	$329,649,921

Undistributed net investment income at end of year	$157,000	$181,300

Capital share activity:
Shares sold
Investor Class	150,851,651	200,443,233
Advisor Class	137,028,703	90,211,191
A-Class	1,510,564	1,521,794
C-Class	5,832,353	12,375,186
Shares issued from reinvestment of distributions
Investor Class	286,286	368,377
Advisor Class	62,194	47,172
A-Class	7,372	13,965
C-Class	16,077	20,611
Shares redeemed
Investor Class	(172,993,989)	(178,191,181)
Advisor Class	(136,988,367)	(88,170,899)
A-Class	(1,786,069)	(1,835,763)
C-Class	(6,475,524)	(11,636,268)

Net increase (decrease) in shares	(22,648,749)	25,167,418

230 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$10.96	$13.74	$11.78	$10.59	$10.50

Income (loss) from investment operations:
Net investment income[a]	.36	.36	.36	.40	.41
Net gain (loss) on investments (realized and unrealized)	.47	(2.78)	1.97	1.19	.09

Total from investment operations	.83	(2.42)	2.33	1.59	.50

Less distributions from:
Net investment income	(.36)	(.36)	(.37)	(.40)	(.41)

Total distributions	(.36)	(.36)	(.37)	(.40)	(.41)

Net asset value, end of period	$11.43	$10.96	$13.74	$11.78	$10.59

Total Return[b]	7.42%	(17.71%)	20.17%	15.43%	4.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,707	$282,388	$43,237	$30,695	$40,816

Ratios to average net assets:
Net investment income	3.03%	3.16%	2.79%	3.75%	3.92%
Total expenses	0.98%	0.98%	0.98%	0.97%	0.96%

Portfolio turnover rate	1,930%	1,503%	1,794%	1,142%	1,357%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$10.88	$13.66	$11.72	$10.54	$10.50

Income (loss) from investment operations:
Net investment income[a]	.31	.32	.31	.34	.37
Net gain (loss) on investments (realized and unrealized)	.47	(2.80)	1.93	1.19	.03

Total from investment operations	.78	(2.48)	2.24	1.53	.40

Less distributions from:
Net investment income	(.30)	(.30)	(.30)	(.35)	(.36)

Total distributions	(.30)	(.30)	(.30)	(.35)	(.36)

Net asset value, end of period	$11.36	$10.88	$13.66	$11.72	$10.54

Total Return[b]	7.03%	(18.18%)	19.49%	14.82%	3.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,420	$28,990	$7,867	$25,181	$10,815

Ratios to average net assets:
Net investment income	2.46%	2.76%	2.49%	3.13%	3.44%
Total expenses	1.48%	1.48%	1.48%	1.47%	1.46%

Portfolio turnover rate	1,930%	1,503%	1,794%	1,142%	1,357%

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 231

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$10.96	$13.75	$11.79	$10.60	$10.50

Income (loss) from investment operations:
Net investment income[a]	.33	.33	.34	.38	.38
Net gain (loss) on investments (realized and unrealized)	.49	(2.79)	1.95	1.19	.10

Total from investment operations	.82	(2.46)	2.29	1.57	.48

Less distributions from:
Net investment income	(.33)	(.33)	(.33)	(.38)	(.38)

Total distributions	(.33)	(.33)	(.33)	(.38)	(.38)

Net asset value, end of period	$11.45	$10.96	$13.75	$11.79	$10.60

Total Return[b]	7.35%	(17.98%)	19.84%	15.13%	4.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,753	$5,576	$11,119	$20,374	$11,460

Ratios to average net assets:
Net investment income	2.75%	2.84%	2.74%	3.44%	3.64%
Total expenses	1.23%	1.24%	1.23%	1.22%	1.22%

Portfolio turnover rate	1,930%	1,503%	1,794%	1,142%	1,357%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$10.94	$13.72	$11.77	$10.59	$10.50

Income (loss) from investment operations:
Net investment income[a]	.24	.25	.25	.30	.31
Net gain (loss) on investments (realized and unrealized)	.48	(2.78)	1.94	1.18	.08

Total from investment operations	.72	(2.53)	2.19	1.48	.39

Less distributions from:
Net investment income	(.24)	(.25)	(.24)	(.30)	(.30)

Total distributions	(.24)	(.25)	(.24)	(.30)	(.30)

Net asset value, end of period	$11.42	$10.94	$13.72	$11.77	$10.59

Total Return[b]	6.47%	(18.56%)	18.90%	14.20%	3.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,091	$12,695	$5,502	$6,239	$15,640

Ratios to average net assets:
Net investment income	1.93%	2.17%	2.00%	2.80%	2.93%
Total expenses	1.97%	2.00%	1.97%	1.98%	1.96%

Portfolio turnover rate	1,930%	1,503%	1,794%	1,142%	1,357%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

232 | the RYDEX | SGIseries funds annual report	See Notes to Financial Statements.

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the RYDEX | SGI series funds annual report | 233

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
OBJECTIVE: To provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund’s current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: March 3, 1995
The 30-year Treasury bond ended the 12-month period ended March 31, 2011, with a yield of 5.29%. Treasury yields have been under pressure due to safe-haven buying amid concerns about European debt crisis and the Japanese nuclear power problem. Interest rates have been held near historic lows due to the Fed’s keeping a lid on long-term rates with its $600 billion in quantitative easing that is scheduled to end in June. However, concerns are growing that the gradually improving economy and asset purchases by the Fed could stoke inflation. The Inverse Government Long Bond Strategy Fund Investor Class closed down -10.72% for the 12 months ended March 31, 2011. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Long Treasury Bond.
Derivatives in the Fund are used to help provide exposure to the composition of the benchmark in the highest efficient manner not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	March 3, 1995
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 28, 2001
The Fund invests principally in short sales and derivative investments such as futures contracts.
234 | the RYDEX | SGI series funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Does not reflect any interest.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(03/03/95)			(08/01/03)
	ONE	FIVE	TEN	ONE	FIVE	SINCE
	YEAR	YEAR	YEAR	YEAR	YEAR	INCEPTION

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	-10.72%	-6.57%	-5.83%	-11.08%	-6.99%	-6.37%
PRICE MOVEMENT OF LONG TREASURY BOND	5.29%	2.04%	0.49%	5.29%	2.04%	0.40%
BARCLAYS CAPITAL LONG TREASURY BOND INDEX	7.27%	6.29%	6.32%	7.27%	6.29%	6.16%

	A-Class					C-Class
	(03/31/04)					(03/28/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	-10.86%	-15.12%	-6.79%	-7.69%	-5.03%	-5.69%	-11.53%	-12.41%	-7.49%	-6.74%
PRICE MOVEMENT OF LONG TREASURY BOND	5.29%	5.29%	2.04%	2.04%	-0.69%	-0.69%	5.29%	5.29%	2.04%	0.49%
BARCLAYS CAPITAL LONG TREASURY BOND INDEX	7.27%	7.27%	6.29%	6.29%	5.18%	5.18%	7.27%	7.27%	6.29%	6.32%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Barclays Capital Long Treasury Bond Index is an unmanaged bond index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. The price movement of the Long Treasury Bond represents a cumulative percentage change in its closing price. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI series funds annual report | 235

SCHEDULE OF INVESTMENTS	March 31, 2011
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 72.3%
Fannie Mae[1]
0.23% due 04/29/11	$50,000,000	$49,999,200
0.26% due 07/11/11	50,000,000	49,984,550
0.20% due 05/18/11	25,000,000	24,998,375
0.20% due 05/02/11	15,000,000	14,999,355
Farmer Mac[2]
0.25% due 06/23/11	50,000,000	49,989,650
0.23% due 07/14/11	25,000,000	24,992,050
0.24% due 10/28/11	25,000,000	24,975,225
0.11% due 02/29/12	25,000,000	24,946,775
0.29% due 11/18/11	11,000,000	10,987,306
Federal Home Loan Bank[2]
0.02% due 04/18/11	46,000,000	45,999,566
0.29% due 11/18/11	25,000,000	24,998,825
0.30% due 10/14/11	10,000,000	10,003,879
Freddie Mac[1]
0.26% due 06/21/11	25,000,000	24,994,950
0.26% due 06/24/11	25,000,000	24,994,750
0.21% due 05/23/11	15,000,000	14,998,920
Federal Farm Credit Bank[2]
0.47% due 04/07/11	25,000,000	24,999,925
0.23% due 08/11/11	15,000,000	14,992,860

Total Federal Agency Discount Notes (Cost $461,735,536)		461,856,161

FEDERAL AGENCY NOTE†† -3.1%
Freddie Mac[1] 1.63% due 04/26/11	20,000,000	20,021,300

Total Federal Agency Note (Cost $20,019,239)		20,021,300

REPURCHASE AGREEMENTS†† - 94.3%
Joint Repurchase Agreements[3]
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	94,765,378	94,765,378
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	35,143,787	35,143,787
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	18,368,266	18,368,266
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	6,317,692	6,317,692

Individual Repurchase Agreement[4]
Barclays Capital issued 03/31/11 at 0.05% due 04/01/11 (Secured by a U.S. Treasury Bond, at a rate of 4.75% and maturing 02/15/41 as collateral, with a Market value of $454,158,870) to be repurchased at $447,923,803	447,923,182	447,923,182

Total Repurchase Agreements (Cost $602,518,305)		602,518,305

Total Long Investments — 169.7% (Cost $1,084,273,080)		$1,084,395,766

U.S. GOVERNMENT SECURITIES SOLD SHORT† - (72.0)%
U.S. Treasury Bond 4.75% due 02/15/41	443,344,000	$(460,246,490)

Total U.S. Government Securities Sold Short (Proceeds $450,257,901)		(460,246,490)

Cash & Other Assets,
Less Liabilities — 2.3%		14,624,556

Total Net Assets — 100.0%		$638,773,832

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
June 2011 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $190,340,625)	1,542	$(330,388)

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 7.

[4]	All or portion of this security is pledged as short collateral at March 31, 2011.

236 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$481,877,461
Repurchase agreements, at value	602,518,305

Total investments	1,084,395,766
Segregated cash with broker	5,628,300
Receivables:
Securities sold	7,993,563
Fund shares sold	6,172,271
Interest	181,331

Total assets	1,104,371,231

Liabilities:
Securities sold short, at value	460,246,490
Payable for:
Variation margin	385,500
Fund shares redeemed	1,331,183
Management fees	520,212
Custodian fees	16,184
Transfer agent/maintenance fees	144,503
Distribution and service fees	143,689
Portfolio accounting fees	44,826
Short sales interest	2,572,346
Other	192,466

Total liabilities	465,597,399

Net assets	$638,773,832

Net assets consist of:
Paid in capital	$994,179,617
Accumulated net investment loss	—
Accumulated net realized loss on investments	(345,209,494)
Net unrealized depreciation on investments	(10,196,291)

Net assets	$638,773,832

Investor Class:
Net assets	$406,031,435
Capital shares outstanding	31,034,989
Net asset value per share	$13.08

Advisor Class:
Net assets	$44,797,506
Capital shares outstanding	3,556,557
Net asset value per share	$12.60

A-Class:
Net assets	$73,475,270
Capital shares outstanding	5,740,665
Net asset value per share	$12.80

Maximum offering price per share*	$13.44

C-Class:
Net assets	$114,469,621
Capital shares outstanding	9,685,861
Net asset value per share	$11.82

Investments, at cost	$481,754,775
Repurchase agreements, at cost	602,518,305

Total cost	$1,084,273,080
Securities sold short, proceeds	450,257,901

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Interest	$1,681,752

Total investment income	1,681,752

Expenses:
Management fees	5,382,826
Transfer agent and administrative fees	1,495,228
Distribution and service fees:
Advisor Class	280,127
A-Class	178,979
C-Class	1,147,960
Portfolio accounting fees	486,317
Trustees’ fees**	44,374
Short sales interest expense	21,813,382
Miscellaneous	1,061,402

Total expenses	31,890,595

Net investment loss	(30,208,843)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(9,398)
Futures contracts	(13,783,965)
Securities sold short	(14,371,313)

Net realized loss	(28,164,676)

Net change in unrealized appreciation (depreciation) on:
Investments	34,870
Securities sold short	(14,981,280)
Futures contracts	988,589

Net change in unrealized appreciation (depreciation)	(13,957,821)

Net realized and unrealized loss	(42,122,497)

Net decrease in net assets resulting from operations	$(72,331,340)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 237

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(30,208,843)	$(14,662,876)
Net realized gain (loss) on investments	(28,164,676)	32,833,058
Net change in unrealized appreciation (depreciation) on investments	(13,957,821)	21,640,391

Net increase (decrease) in net assets resulting from operations	(72,331,340)	39,810,573

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	1,015,107,588	927,321,564
Advisor Class	1,581,298,508	1,455,291,300
A-Class	55,076,811	82,743,378
C-Class	53,771,581	119,594,003
Cost of shares redeemed
Investor Class	(942,202,484)	(839,298,013)
Advisor Class	(1,599,920,603)	1,430,224,450)
A-Class	(52,462,669)	(60,831,796)
C-Class	(63,407,171)	(112,858,177)

Net increase from capital share transactions	47,261,561	141,737,809

Net increase (decrease) in net assets	(25,069,779)	181,548,382
Net assets:
Beginning of year	663,843,611	482,295,229

End of year	$638,773,832	$663,843,611

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
Investor Class	77,699,043	63,069,680
Advisor Class	126,977,398	102,550,797
A-Class	4,274,325	5,657,257
C-Class	4,548,281	8,857,871
Shares redeemed
Investor Class	(72,375,726)	(57,561,726)
Advisor Class	(128,126,460)	(100,559,233)
A-Class	(4,113,451)	(423,912)
C-Class	(5,373,749)	(8,398,320)

Net increase in shares	3,509,661	9,372,414

238 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.65	$13.32	$16.81	$19.37	$19.69

Income (loss) from investment operations:
Net investment income (loss)[a]	(.62)	(.33)	(.11)	.49	(.09)
Net gain (loss) on investments (realized and unrealized)	(.95)	1.66	(3.38)	(2.39)	.40

Total from investment operations	(1.57)	1.33	(3.49)	(1.90)	.31

Less distributions from:
Net investment income	—	—	—	(.66)	(.63)

Total distributions	—	—	—	(.66)	(.63)

Net asset value, end of period	$13.08	$14.65	$13.32	$16.81	$19.37

Total Return[b]	(10.72%)	9.98%	(20.76%)	(9.98%)	1.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$406,031	$376,574	$269,155	$237,900	$313,117

Ratios to average net assets:
Net investment income (loss)	(4.78%)	(2.23%)	(0.72%)	2.56%	3.68%
Total expenses	5.06%	2.53%	2.80%	3.45%	4.97%
Operating expenses[c]	1.42%	1.41%	1.41%	1.40%	1.36%

Portfolio turnover rate	771%	985%	584%	550%	192%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.17	$12.95	$16.41	$19.01	$19.43

Income (loss) from investment operations:
Net investment income (loss)[a]	(.66)	(.39)	(.18)	.34	(.18)
Net gain (loss) on investments (realized and unrealized)	(.91)	1.61	(3.28)	(2.28)	.39

Total from investment operations	(1.57)	1.22	(3.46)	(1.94)	.21

Less distributions from:
Net investment income	—	—	—	(.66)	(.63)

Total distributions	—	—	—	(.66)	(.63)

Net asset value, end of period	$12.60	$14.17	$12.95	$16.41	$19.01

Total Return[b]	(11.08%)	9.42%	(21.08%)	(10.39%)	1.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,798	$66,668	$35,153	$24,891	$43,782

Ratios to average net assets:
Net investment income (loss)	(5.28%)	(2.79%)	(1.19%)	1.84%	3.18%
Total expenses	5.56%	3.09%	3.36%	4.10%	5.47%
Operating expenses[c]	1.91%	1.91%	1.91%	1.90%	1.86%

Portfolio turnover rate	771%	985%	584%	550%	192%

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 239

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.36	$13.10	$16.57	$19.16	$19.52

Income (loss) from investment operations:
Net investment income (loss)[a]	(.64)	(.35)	(.15)	.44	(.14)
Net gain (loss) on investments (realized and unrealized)	(.92)	1.61	(3.32)	(2.37)	.41

Total from investment operations	(1.56)	1.26	(3.47)	(1.93)	.27

Less distributions from:
Net investment income	—	—	—	(.66)	(.63)

Total distributions	—	—	—	(.66)	(.63)

Net asset value, end of period	$12.80	$14.36	$13.10	$16.57	$19.16

Total Return[b]	(10.86%)	9.62%	(20.94%)	(10.25%)	1.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,475	$80,151	$54,574	$37,256	$69,606

Ratios to average net assets:
Net investment income (loss)	(5.03%)	(2.47%)	(0.94%)	2.37%	3.43%
Total expenses	5.31%	2.77%	3.00%	3.86%	5.22%
Operating expenses[c]	1.67%	1.66%	1.65%	1.65%	1.61%

Portfolio turnover rate	771%	985%	584%	550%	192%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.36	$12.28	$15.65	$18.26	$18.78

Income (loss) from investment operations:
Net investment income (loss)[a]	(.68)	(.43)	(.25)	.29	(.27)
Net gain (loss) on investments (realized and unrealized)	(.86)	1.51	(3.12)	(2.24)	.38

Total from investment operations	(1.54)	1.08	(3.37)	(1.95)	.11

Less distributions from:
Net investment income	—	—	—	(.66)	(.63)

Total distributions	—	—	—	(.66)	(.63)

Net asset value, end of period	$11.82	$13.36	$12.28	$15.65	$18.26

Total Return[b]	(11.53%)	8.79%	(21.53%)	(10.87%)	0.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$114,470	$140,451	$123,413	$124,572	$213,175

Ratios to average net assets:
Net investment income (loss)	(5.78%)	(3.17%)	(1.70%)	1.62%	2.68%
Total expenses	6.06%	3.47%	3.81%	4.44%	5.97%
Operating expenses[c]	2.42%	2.41%	2.41%	2.40%	2.36%

Portfolio turnover rate	771%	985%	584%	550%	192%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[c]	Operating expenses exclude interest expense from securities sold short.

240 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

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the RYDEX | SGI series funds annual report | 241

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
HIGH YIELD STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of the high yield bond market.
Inception: April 16, 2007
The high yield market had another 12 months of strong returns, as credit spreads continued to tighten. This tightening has occurred in spite of events that could weigh heavily on credit markets, such as global market uncertainty and extensive M&A activity. Spread compression, along with Treasury yields that are only modestly higher, has produced decent performance in the high yield space for the early part of 2011. The sector is expected to continue to outperform other fixed income segments, due its short-duration bias in the face of potentially rising rates. Spread compression is expected to occur at a much slower rate for the rest of 2011. Default rates continue to trend downward.
High Yield Strategy Fund H-Class returned 15.29% for the year ended March 31, 2011, as opposed to its index, the Barclays Capital U.S. Corporate High Yield Index, which returned 14.31%.
Derivatives in the Fund are used to help provide exposure to the composition of the benchmark in the highest efficient manner, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007
The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.
242 | the RYDEX | SGI series funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

			A-Class			C-Class		H-Class
			(04/16/07)			(04/16/07)		(04/16/07)

	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION

HIGH YIELD STRATEGY FUND	15.21%	9.73%	5.47%	4.18%	14.40%	13.40%	4.68%	15.29%	5.45%
S&P 500 INDEX	15.65%	15.65%	-0.40%	-0.40%	15.65%	15.65%	-0.40%	15.65%	-0.40%
BARCLAYS CAPITAL U.S. CORPORATE HIGH YIELD INDEX	14.31%	14.31%	8.47%	8.47%	14.31%	14.31%	8.47%	14.31%	8.47%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the Barclays Capital U.S. Corporate High Yield Index are unmanaged stock/bond indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI series funds annual report | 243

SCHEDULE OF INVESTMENTS	March 31, 2011
HIGH YIELD STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 90.4%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$66,886,141	$66,886,141
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[2]	27,481,430	27,481,430
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	24,804,759	24,804,759
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	4,459,076	4,459,076

Total Repurchase Agreements (Cost $123,631,406)		123,631,406

Total Investments — 90.4% (Cost $123,631,406)		$123,631,406

Cash & Other Assets, Less Liabilities — 9.6%		13,163,721

Total Net Assets — 100.0%		$136,795,127

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED†
June 2011 U.S. 5 Year Treasury
Note Futures Contracts (Aggregate Value of Contracts $108,585,148)	931	$(22,955)

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,3

						Upfront
		Protection	Maturity	Notional	Notional	Premiums	Unrealized
Index	Counterparty	Premium Rate	Date	Principal	Value	Paid	Appreciation

CDX.NA.HY-16 Index	Credit Suisse International	5.00%	06/20/16	$127,500,000	$130,368,750	$2,867,370	$1,380
CDX.NA.HY-16 Index	Goldman Sachs International	5.00%	06/20/16	7,900,000	8,077,750	177,657	93

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as credit default swap collateral at March 31, 2011.

[3]	Credit Default Swaps — See Note 3.

244 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

HIGH YIELD STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Repurchase agreements, at value	$123,631,406

Total investments	123,631,406
Unamortized upfront premiums paid on credit default swaps	3,045,027
Segregated cash with broker	963,600
Unrealized appreciation on swap agreements	1,473
Receivables:
Securities sold	4,381,375
Credit default swap settlement	182,811
Fund shares sold	8,432,125
Protection fees on credit default swaps	191,035

Total assets	140,828,852

Liabilities:
Payable for:
Variation margin	180,583
Credit default swap settlement	3,229,311
Fund shares redeemed	211,203
Management fees	150,638
Custodian fees	5,627
Transfer agent/maintenance fees	50,212
Distribution and service fees	54,058
Portfolio accounting fees	19,044
Other	133,049

Total liabilities	4,033,725

Net assets	$136,795,127

Net assets consist of:
Paid in capital	$139,564,422
Undistributed net investment income	2,754,226
Accumulated net realized gain on investments	(5,502,039)
Net unrealized depreciation on investments	(21,482)

Net assets	$136,795,127

A-Class:
Net assets	$14,560,738
Capital shares outstanding	662,433
Net asset value per share	$21.98

Maximum offering price per share*	$23.08

C-Class:
Net assets	$6,128,707
Capital shares outstanding	289,287
Net asset value per share	$21.19

H-Class:
Net assets	$116,105,682
Capital shares outstanding	5,290,048
Net asset value per share	$21.95

Repurchase agreements, at cost	$123,631,406

Total cost	$123,631,406

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Interest	$273,327

Total investment income	273,327

Expenses:
Management fees	1,407,964
Transfer agent and administrative fees	469,321
Distribution and service fees:
A-Class	21,622
C-Class	67,617
H-Class	430,795
Portfolio accounting fees	181,818
Trustees’ fees**	17,779
Tax expense	12,117
Miscellaneous	309,699

Total expenses	2,918,732

Net investment loss	(2,645,405)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	10,552,902
Futures contracts	7,429,601

Net realized gain	17,982,503

Net change in unrealized appreciation (depreciation) on:
Swap agreements	1,473
Futures contracts	(12,308)

Net change in unrealized appreciation (depreciation)	(10,835)

Net realized and unrealized gain	17,971,668

Net increase in net assets resulting from operations	$15,326,263

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 245

HIGH YIELD STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(2,645,405)	$(477,608)
Net realized gain on investments	17,982,503	10,336,355
Net change in unrealized appreciation (depreciation) on investments	(10,835)	4,648,002

Net increase in net assets resulting from operations	15,326,263	14,506,749

Distributions to shareholders from:
Net investment income
A-Class	(1,422,631)	(338,599)
C-Class	(626,512)	(251,769)
H-Class	(2,761,602)	(896,465)

Total distributions to shareholders	(4,810,745)	(1,486,833)

Capital share transactions:
Proceeds from sale of shares
A-Class	102,263,958	24,355,751
C-Class	68,379,959	56,181,252
H-Class	1,145,448,113	325,675,183
Distributions reinvested
A-Class	942,150	139,047
C-Class	577,687	240,261
H-Class	2,516,782	880,965
Cost of shares redeemed
A-Class	(92,522,654)	(26,659,850)
C-Class	(66,540,825)	(54,919,509)
H-Class	(1,059,304,080)	(561,442,872)

Net increase (decrease) from capital share transactions	101,761,090	(235,549,772)

Net increase (decrease) in net assets	112,276,608	(222,529,856)
Net assets:
Beginning of year	24,518,519	247,048,375

End of year	$136,795,127	$24,518,519

Undistributed net investment income at end of year	$2,754,226	$419,694

Capital share activity:
Shares sold
A-Class	4,689,630	1,256,391
C-Class	3,271,747	2,923,223
H-Class	53,236,425	17,490,919
Shares issued from reinvestment of distributions
A-Class	43,801	7,005
C-Class	27,800	12,410
H-Class	117,169	44,467
Shares redeemed
A-Class	(4,306,080)	(1,373,795)
C-Class	(3,178,877)	(2,875,573)
H-Class	(48,866,599)	(31,157,166)

Net increase (decrease) in shares	5,035,016	(13,672,119)

246 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008[a,b]

Per Share Data
Net asset value, beginning of period	$20.42	$16.64	$24.31	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.30)	(.26)	(.16)	.69
Net gain (loss) on investments (realized and unrealized)	3.37	5.39	(3.51)	(1.31)

Total from investment operations	3.07	5.13	(3.67)	(.62)

Less distributions from:
Net investment income	(1.51)	(1.35)	(4.00)	(.07)

Total distributions	(1.51)	(1.35)	(4.00)	(.07)

Net asset value, end of period	$21.98	$20.42	$16.64	$24.31

Total Return[d]	15.21%	31.07%	(16.15%)	(2.49%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,561	$4,800	$5,748	$10,530

Ratios to average net assets:
Net investment income (loss)	(1.40%)	(1.37%)	(0.71%)	2.79%
Total expenses	1.54%	1.54%	1.57%	1.50%

Portfolio turnover rate	—	—	—	—

	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008[a,b]

Per Share Data
Net asset value, beginning of period	$19.87	$16.33	$24.12	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.45)	(.40)	(.25)	.46
Net gain (loss) on investments (realized and unrealized)	3.28	5.29	(3.54)	(1.27)

Total from investment operations	2.83	4.89	(3.79)	(.81)

Less distributions from:
Net investment income	(1.51)	(1.35)	(4.00)	(.07)

Total distributions	(1.51)	(1.35)	(4.00)	(.07)

Net asset value, end of period	$21.19	$19.87	$16.33	$24.12

Total Return[d]	14.40%	30.17%	(16.83%)	(3.25%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,129	$3,351	$1,773	$1,001

Ratios to average net assets:
Net investment income (loss)	(2.13%)	(2.13%)	(1.21%)	1.90%
Total expenses	2.28%	2.29%	2.32%	2.22%

Portfolio turnover rate	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 247

HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008[a,b]

Per Share Data
Net asset value, beginning of period	$20.38	$16.61	$24.28	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.30)	(.26)	(.04)	.62
Net gain (loss) on investments (realized and unrealized)	3.38	5.38	(3.63)	(1.27)

Total from investment operations	3.08	5.12	(3.67)	(.65)

Less distributions from:
Net investment income	(1.51)	(1.35)	(4.00)	(.07)

Total distributions	(1.51)	(1.35)	(4.00)	(.07)

Net asset value, end of period	$21.95	$20.38	$16.61	$24.28

Total Return[d]	15.29%	31.07%	(16.16%)	(2.61%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,106	$16,368	$239,528	$64,290

Ratios to average net assets:
Net investment income (loss)	(1.38%)	(1.37%)	(0.20%)	2.55%
Total expenses	1.53%	1.53%	1.56%	1.49%

Portfolio turnover rate	—	—	—	—

[a]	For the period ended March 31, 2008, percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: April 16, 2007.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

248 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

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the RYDEX | SGI series funds annual report | 249

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
INVERSE HIGH YIELD STRATEGY FUND
OBJECTIVE: To provide investment results that inversely correlate to the performance of the high yield bond market.
Inception: April 16, 2007
The high yield market had another 12 months of strong returns, as credit spreads continued to tighten. This tightening has occurred in spite of events that could weigh heavily on credit markets, such as global market uncertainty and extensive M&A activity. Spread compression, along with Treasury yields that are only modestly higher, has produced decent performance in the high yield space for the early part of 2011. The sector is expected to continue to outperform other fixed income segments, due its short-duration bias in the face of potentially rising rates. Spread compression is expected to occur at a much slower rate for the rest of 2011. Default rates continue to trend downward.
Inverse High Yield Strategy Fund H-Class returned -16.99% for the year ended March 31, 2011, as opposed to its index, the Barclays Capital U.S. Corporate High Yield Index, which returned 14.31%.
Inverse High Yield Strategy Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Barclays Capital U.S. Corporate High Yield Index during this period.
Derivatives in the Fund are used to help provide exposure to the composition of the benchmark in the highest efficient manner, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)

Inception Dates:
H-Class	April 16, 2007
A-Class	April 16, 2007
C-Class	April 16, 2007
The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.
250 | the RYDEX | SGI series funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class				C-Class			H-Class
	(04/16/07)				(04/16/07)			(04/16/07)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION

INVERSE HIGH YIELD STRATEGY FUND	-16.96%	-20.90%	-9.91%	-11.01%	-17.61%	-18.43%	-10.52%	-16.99%	-9.87%
S&P 500 INDEX	15.65%	15.65%	-0.40%	-0.40%	15.65%	15.65%	-0.40%	15.65%	-0.40%
BARCLAYS CAPITAL U.S. CORPORATE HIGH YIELD INDEX	14.31%	14.31%	8.47%	8.47%	14.31%	14.31%	8.47%	14.31%	8.47%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the Barclays Capital U.S. Corporate High Yield Index are unmanaged stock/bond indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI series funds annual report | 251

SCHEDULE OF INVESTMENTS	March 31, 2011
INVERSE HIGH YIELD STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 147.4%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$10,533,081	$10,533,081
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/112	5,122,172	5,122,172
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	3,906,198	3,906,198
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	702,206	702,206

Total Repurchase Agreements (Cost $20,263,657)		20,263,657

Total Investments — 147.4% (Cost $20,263,657)		$20,263,657

Liabilities, Less Cash & Other Assets — (47.4)%		(6,517,214)

Total Net Assets — 100.0%		$13,746,443

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT†
June 2011 U.S. 5 Year Treasury Note Futures Contracts (Aggregate Value of Contracts $13,412,773)	115	$179,528

CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††

						Upfront
		Protection	Maturity	Notional	Notional	Premiums	Unrealized
Index	Counterparty	Premium Rate	Date	Principal	Value	Received	Depreciation

CDX.NA.HY-16 Index	Credit Suisse International	5.00%	06/20/16	$6,000,000	$6,135,000	$134,929	$(71)
CDX.NA.HY-16 Index	Goldman Sachs International	5.00%	06/20/16	7,900,000	8,077,750	177,657	(93)

†	Value determined based on Level 1 inputs — See Note 8.

††	Value determined based on Level 2 inputs — See Note 8.

[1]	Repurchase Agreements — See Note 7.

[2]	All or a portion of this security is pledged as credit default swap collateral at March 31, 2011.

252 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

INVERSE HIGH YIELD STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Repurchase agreements, at value	$20,263,657

Total investments	20,263,657
Segregated cash with broker	192,500
Receivables:
Variation margin	32,669
Credit default swap settlement	499,277
Fund shares sold	30,000

Total assets	21,018,103

Liabilities:
Unamortized upfront premiums received on credit default swaps	312,586
Unrealized depreciation on swap agreements	164
Payable for:
Securities purchased	1,005,750
Fund shares redeemed	5,849,114
Management fees	15,104
Custodian fees	564
Transfer agent/maintenance fees	5,035
Distribution and service fees	6,477
Portfolio accounting fees	2,014
Credit default swap settlement	32,778
Protection fees on credit default swaps	31,895
Other	10,179

Total liabilities	7,271,660

Net assets	$13,746,443

Net assets consist of:
Paid in capital	$22,309,581
Accumulated net investment loss	—
Accumulated net realized loss on investments	(8,742,502)
Net unrealized appreciation on investments	179,364

Net assets	$13,746,443

A-Class:
Net assets	$1,512,039
Capital shares outstanding	47,267
Net asset value per share	$31.99

Maximum offering price per share*	$33.59

C-Class:
Net assets	$2,535,438
Capital shares outstanding	81,469
Net asset value per share	$31.12

H-Class:
Net assets	$9,698,966
Capital shares outstanding	302,728
Net asset value per share	$32.04

Repurchase agreements, at cost	$20,263,657

Total cost	$20,263,657

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Interest	$29,022

Total investment income	29,022

Expenses:
Management fees	142,467
Transfer agent and administrative fees	47,489
Distribution and service fees:
A-Class	8,146
C-Class	18,869
H-Class	34,625
Portfolio accounting fees	18,995
Trustees’ fees**	2,046
Miscellaneous	32,930

Total expenses	305,567

Net investment loss	(276,545)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(3,759,385)
Futures contracts	(609,108)

Net realized loss	(4,368,493)

Net change in unrealized appreciation (depreciation) on:
Swap agreements	(164)
Futures contracts	152,696

Net change in unrealized appreciation (depreciation)	152,532

Net realized and unrealized loss	(4,215,961)

Net decrease in net assets resulting from operations	$(4,492,506)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 253

INVERSE HIGH YIELD STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(276,545)	$(228,310)
Net realized loss on investments	(4,368,493)	(5,502,310)
Net change in unrealized appreciation (depreciation) on investments	152,532	(541,574)

Net decrease in net assets resulting from operations	(4,492,506)	(6,272,194)

Distributions to shareholders from:
Net realized gains
A-Class	—	(3,470)
C-Class	—	(17,572)
H-Class	—	(47,904)

Total distributions to shareholders	—	(68,946)

Capital share transactions:
Proceeds from sale of shares
A-Class	40,028,327	12,627,238
C-Class	5,760,752	9,043,657
H-Class	230,820,350	175,820,086
Distributions reinvested
A-Class	—	1,532
C-Class	—	12,023
H-Class	—	45,507
Cost of shares redeemed
A-Class	(39,859,655)	(12,117,361)
C-Class	(4,931,877)	(7,250,037)
H-Class	(245,856,867)	(156,508,926)

Net increase (decrease) from capital share transactions	(14,038,970)	21,673,719

Net increase (decrease) in net assets	(18,531,476)	15,332,579
Net assets:
Beginning of year	32,277,919	16,945,340

End of year	$13,746,443	$32,277,919

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	1,182,246	297,756
C-Class	179,518	204,716
H-Class	6,507,282	3,800,768
Shares issued from reinvestment of distributions
A-Class	—	38
C-Class	—	305
H-Class	—	1,133
Shares redeemed
A-Class	(1,193,892)	(280,194)
C-Class	(152,460)	(166,550)
H-Class	(6,928,732)	(3,327,437)

Net increase (decrease) in shares	(406,038)	530,535

254 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

INVERSE HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008[a,b]

Per Share Data
Net asset value, beginning of period	$38.51	$55.13	$51.26	$50.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.47)	(.63)	(.10)	.54
Net gain (loss) on investments (realized and unrealized)	(6.05)	(15.60)	5.29	.72

Total from investment operations	(6.52)	(16.23)	5.19	1.26

Less distributions from:
Net realized gains	—	(.39)	(1.32)	—

Total distributions	—	(.39)	(1.32)	—

Net asset value, end of period	$31.99	$38.51	$55.13	$51.26

Total Return[d]	(16.96%)	29.47%	10.17%	2.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,512	$2,269	$2,278	$1,673

Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.43%)	(0.19%)	1.09%
Total expenses	1.53%	1.54%	1.52%	1.52%

Portfolio turnover rate	—	—	—	—

	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008[a,b]

Per Share Data
Net asset value, beginning of period	$37.77	$54.49	$51.06	$50.00

Income (loss) from investment operations:
Net investment loss[c]	(.72)	(.95)	(.52)	(.62)
Net gain (loss) on investments (realized and unrealized)	(5.93)	(15.38)	5.27	1.68

Total from investment operations	(6.65)	(16.33)	4.75	1.06

Less distributions from:
Net realized gains	—	(.39)	(1.32)	—

Total distributions	—	(.39)	(1.32)	—

Net asset value, end of period	$31.12	$37.77	$54.49	$51.06

Total Return[d]	(17.61%)	(30.00%)	9.34%	2.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,535	$2,055	$869	$2,958

Ratios to average net assets:
Net investment loss	(2.13%)	(2.18%)	(1.00%)	(1.25%)
Total expenses	2.28%	2.29%	2.28%	2.26%

Portfolio turnover rate	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 255

INVERSE HIGH YIELD STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008[a,b]

Per Share Data
Net asset value, beginning of period	$38.60	$55.26	$51.38	$50.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.50)	(.61)	(.29)	1.44
Net gain (loss) on investments (realized and unrealized)	(6.06)	(15.66)	5.49	(.06)

Total from investment operations	(6.56)	(16.27)	5.20	1.38

Less distributions from:
Net realized gains	—	(.39)	(1.32)	—

Total distributions	—	(.39)	(1.32)	—

Net asset value, end of period	$32.04	$38.60	$55.26	$51.38

Total Return[d]	(16.99%)	(29.47%)	10.17%	2.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,699	$27,954	$13,799	$6,536

Ratios to average net assets:
Net investment income (loss)	(1.38%)	(1.43%)	(0.55%)	2.84%
Total expenses	1.53%	1.53%	1.53%	1.52%

Portfolio turnover rate	—	—	—	—

[a]	For the period ended March 31, 2008, percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: April 16, 2007.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

256 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

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the RYDEX | SGI series funds annual report | 257

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
U.S. GOVERNMENT MONEY MARKET FUND
OBJECTIVE: To provide security of principal, high current income, and liquidity.
Inception: December 1, 1993
For the 12 months ended March 31, 2011, U.S. Government Money Market Fund Investor Class had a total return of 0.01%. Money market yields continued to languish in the low-interest rate environment maintained by the Fed, which has continued to keep short-term rates at 0.0% to 0.25%. Hundreds of billions of dollars have moved out of money market funds in the past year in search of better yields. The President’s Working Group on Financial Markets released a report detailing a number of options for reforms related to money market funds in October, which were designed to address the vulnerabilities of money market funds that contributed to the financial crisis in 2008. The Securities and Exchange Commission called for reforms, now in place, to mitigate the systemic risk associated with money market funds and reduce their susceptibility to runs.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
FAN — Federal Agency Notes.
FADN — Federal Agency Discount Notes.

Inception Dates:

Investor Class	December 1, 1993
Investor2 Class	July 10, 2009
Advisor Class	April 1, 1998
A-Class	March 31, 2004
C-Class	October 19, 2000
The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.
258 | the RYDEX | SGI series funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Investor2 Class		Advisor Class
	(12/01/93)			(07/10/09)		(04/01/98)
	ONE	FIVE	TEN	ONE	SINCE	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	INCEPTION	YEAR	YEAR	YEAR

U.S. GOVERNMENT MONEY MARKET FUND	0.01%	1.81%	1.59%	0.01%	0.01%	0.01%	1.52%	1.24%

	A-Class			C-Class
	(03/31/04)			(10/19/00)
	ONE	FIVE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR	INCEPTION	YEAR	YEAR*	YEAR	YEAR

U.S. GOVERNMENT MONEY MARKET FUND	0.01%	1.67%	1.63%	0.01%	-0.99%	1.24%	0.96%

*	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
the RYDEX | SGI series funds annual report | 259

SCHEDULE OF INVESTMENTS	March 31, 2011
U.S. GOVERNMENT MONEY MARKET FUND

	FACE
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES†† — 34.2%
Freddie Mac[1]
0.26% due 07/05/11	$25,000,000	$24,982,847
0.17% due 09/12/11	25,000,000	24,981,208
0.22% due 12/01/11	25,000,000	24,962,722
0.23% due 04/05/11	15,000,000	14,999,617
0.26% due 06/21/11	15,000,000	14,991,394
0.17% due 09/26/11	15,000,000	14,987,391
0.18% due 10/28/11	15,000,000	14,984,250
0.23% due 09/14/11	15,000,000	14,984,092
Farmer Mac[2]
0.25% due 06/01/11	25,000,000	24,989,410
0.16% due 05/12/11	15,000,000	14,997,267
0.25% due 06/23/11	15,000,000	14,991,354
0.26% due 09/28/11	15,000,000	14,980,500
0.25% due 09/29/11	10,000,000	9,987,430
Fannie Mae[1]
0.11% due 06/02/11	25,000,000	24,995,264
0.16% due 08/08/11	25,000,000	24,985,667
0.18% due 04/13/11	15,000,000	14,999,125
0.21% due 10/03/11	10,000,000	9,989,208
Federal Farm Credit Bank[2]
0.20% due 08/05/11	10,000,000	9,993,000
0.23% due 08/08/11	10,000,000	9,991,758
0.23% due 08/11/11	10,000,000	9,991,567
0.25% due 10/13/11	10,000,000	9,986,458
0.21% due 12/28/11	10,000,000	9,984,192
Federal Home Loan Bank[2]
0.17% due 08/03/11	25,000,000	24,985,792

Total Federal Agency Discount Notes Cost $379,721,513)		379,721,513

FEDERAL AGENCY NOTES†† — 3.6%
Federal Home Loan Bank[2]
0.25% due 03/07/12	25,000,000	24,999,514
0.30% due 10/14/11	15,000,000	15,002,543

Total Federal Agency Notes (Cost $40,002,057)		40,002,057

WORLD BANK DISCOUNT NOTE†† — 0.9%
World Bank Discount Note
0.19% due 04/25/11	10,000,000	9,998,733

Total World Bank Discount Note (Cost $9,998,733)		9,998,733

REPURCHASE AGREEMENT††,3 — 60.3%
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	668,611,573	668,611,573

Total Repurchase Agreement (Cost $668,611,573)		668,611,573

COMMERCIAL PAPER†† — 6.8%
John Deere Capital Corp.
0.20% due 04/05/11	5,000,000	4,999,889
0.17% due 04/19/11	5,000,000	4,999,575
Proctor & Gamble International Funding
0.17% due 04/13/11	5,000,000	4,999,717
Societe Generale
0.39% due 04/18/11	5,000,000	4,999,079
Abbot Laboratories
0.17% due 05/31/11	5,000,000	4,998,583
Westpack Banking Corp.
0.30% due 05/10/11	5,000,000	4,998,375
Sheffield Receivables Corp.
0.26% due 05/26/11	5,000,000	4,998,014
Coca-Cola Co.
0.25% due 05/31/11	5,000,000	4,997,917
Prudential plc
0.52% due 05/09/11	5,000,000	4,997,256
Bank of America
0.28% due 06/20/11	5,000,000	4,996,889
Danske Corp.
0.38% due 06/01/11	5,000,000	4,996,781
Nestle Capital Corp.
0.24% due 07/20/11	5,000,000	4,996,333
ING (US) Funding LLC
0.36% due 08/04/11	5,000,000	4,993,750
Barclays (US) Funding LLC
0.42% due 11/15/11	5,000,000	4,986,700
UBS Finance (DE) LLC
0.45% due 12/02/11	5,000,000	4,984,687

Total Commercial Paper (Cost $74,943,545)		74,943,545

Total Investments — 105.8% (Cost $1,173,277,421)		$1,173,277,421

Liabilities, Less Cash & Other Assets — (5.8)%		(64,161,967)

Total Net Assets — 100.0%		$1,109,115,454

††	Value determined based on Level 2 inputs — See Note 8.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreement — See Note 7.

plc — Public Limited Company

260 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$504,665,848
Repurchase agreements, at value	668,611,573

Total investments	1,173,277,421
Cash	15,538
Receivables:
Fund shares sold	26,724,250
Interest	26,215

Total assets	1,200,043,424

Liabilities:
Payable for:
Fund shares redeemed	90,183,184
Management fees	16
Custodian fees	26,287
Portfolio accounting fees	1,737
Distribution	18
Other	716,728

Total liabilities	90,927,970

Net assets	$1,109,115,454

Net assets consist of:
Paid in capital	$1,109,095,167
Undistributed net investment income	679
Accumulated net realized gain on investments	19,608
Unrealized appreciation on investments	—

Net assets	$1,109,115,454

Investor Class:
Net assets	$833,899,190
Capital shares outstanding	834,310,458
Net asset value per share	$1.00

Investor2 Class:
Net assets	$45,449,102
Capital shares outstanding	45,446,633
Net asset value per share	$1.00

Advisor Class:
Net assets	$139,903,947
Capital shares outstanding	140,017,434
Net asset value per share	$1.00

A-Class:
Net assets	$40,840,604
Capital shares outstanding	40,857,938
Net asset value per share	$1.00

C-Class:
Net assets	$49,022,611
Capital shares outstanding	49,073,668
Net asset value per share	$1.00

Investments, at cost	$504,665,848
Repurchase agreements, at cost	668,611,573

Total cost	$1,173,277,421
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Interest	$2,713,768
Other income	890

Total investment income	2,714,658

Expenses:
Management fees	6,080,929
Transfer agent and administrative fees	2,432,399
Distribution and service fees:
Advisor Class	1,252,940
A-Class	74,815
C-Class	659,962
Portfolio accounting fees	702,359
Trustees’ fees*	133,571
Registration fees	785,988
Miscellaneous	1,309,823

Total expenses	13,432,786

Less:
Expenses waived by Service Company	(2,574,658)
Expenses waived by Distributor	(1,987,717)
Expenses waived by Advisor	(6,222,333)

Total waived expenses	(10,784,708)

Net expenses	2,648,078

Net investment income	66,580

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	22,225

Net realized gain	22,225

Net change in unrealized appreciation (depreciation) on:	—

Net realized and unrealized gain	22,225

Net increase in net assets resulting from operations	$88,805

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 261

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010 *

Increase (Decrease) In Net Assets From Operations:
Net investment income	$66,580	$83,445
Net realized gain on investments	22,225	35,221

Net increase in net assets resulting from operations	88,805	118,666

Distributions to shareholders from:
Net investment income
Investor Class	(44,307)	(53,992)
Investor2 Class	(2,773)	(2,310)
Advisor Class	(13,727)	(18,327)
A-Class	(2,159)	(2,196)
C-Class	(3,616)	(5,899)
Net realized gains
Investor Class	(22,699)	—
Investor2 Class	(1,157)	—
Advisor Class	(4,482)	—
A-Class	(1,101)	—
C-Class	(1,385)	—

Total distributions to shareholders	(97,406)	(82,724)

Capital share transactions:
Proceeds from sale of shares
Investor Class	9,630,003,112	12,766,483,416
Investor2 Class	48,377,228	39,417,792
Advisor Class	5,264,379,210	12,882,811,665
A-Class	151,697,120	99,314,014
C-Class	322,812,213	1,043,565,916
Distributions reinvested
Investor Class	66,874	53,863
Investor2 Class	3,178	1,613
Advisor Class	18,140	18,334
A-Class	3,160	2,109
C-Class	4,826	5,744
Value of proceeds from merger
Investor2 Class	—	62,269,356
Cost of shares redeemed
Investor Class	(9,668,927,624)	(13,008,084,870)
Investor2 Class	(54,121,061)	(50,501,476)
Advisor Class	(5,248,363,560)	(13,100,463,671)
A-Class	(141,499,697)	(117,729,668)
C-Class	(350,392,231)	(1,102,305,047)

Net decrease from capital share transactions	(45,939,112)	(485,140,910)

Net decrease in net assets	(45,947,713)	(485,104,968)
Net assets:
Beginning of year	1,155,063,167	1,640,168,135

End of year	$1,109,115,454	$1,155,063,167

Undistributed net investment income at end of year	$679	$681

Capital share activity:

262 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010 *

Shares sold
Investor Class	9,630,003,112	12,766,483,413
Investor2 Class	48,377,228	39,417,792
Advisor Class	5,264,379,210	12,882,811,665
A-Class	151,697,119	99,314,014
C-Class	322,812,212	1,043,565,916
Shares issued from reinvestment of distributions
Investor Class	66,868	53,863
Investor2 Class	3,179	1,613
Advisor Class	18,140	18,334
A-Class	3,161	2,109
C-Class	4,825	5,743
Shares from merger
Investor2 Class	—	62,269,356
Shares redeemed
Investor Class	(9,668,927,624)	(13,008,084,868)
Investor2 Class	(54,121,059)	(50,501,476)
Advisor Class	(5,248,363,560)	(13,100,463,671)
A-Class	(141,499,697)	(117,729,668)
C-Class	(350,392,230)	(1,102,305,046)

Net decrease in shares	(45,939,116)	(485,140,911)

*	Since commencement of operations: July 10, 2009-U.S. Government Money Market Fund Investor2 Class.

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 263

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income	— [a]	— [a]	.01	.04	.04
Net gain on investments (realized and unrealized)	— [a]	—	—	—	—
Total from investment operations	— [a]	— [a]	.01	.04	.04

Less distributions from:
Net investment income	(—)[a]	(—)[a]	(.01)	(.04)	(.04)
Net realized gain	(—)[a]	—	—	—	—
Total distributions	(—)[a]	(—)[a]	(.01)	(.04)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[b]	0.01%	0.01%	1.06%	3.76%	4.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$833,899	$872,765	$1,114,286	$978,584	$982,347

Ratios to average net assets:
Net investment income	0.01%	0.01%	1.02%	3.71%	4.20%
Total expenses	0.94%	0.93%	0.95%	0.93%	0.92%
Net expenses[c]	0.22%	0.37%	0.90%	0.93%	0.92%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Period Ended
	March 31,	March 31,
Investor2	2011	2010[d,e]

Per Share Data
Net asset value, beginning of period	$1.00	$1.00

Income (loss) from investment operations:
Net investment income	— [a]	— [a]
Net gain on investments (realized and unrealized)	— [a]	—

Total from investment operations	— [a]	— [a]

Less distributions from:
Net investment income	(—)[a]	(—)[a]
Net realized gain	(—)[a]	—

Total distributions	(—)[a]	(—)[a]

Net asset value, end of period	$1.00	$1.00

Total Return[b]	0.01%	0.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,449	$51,190

Ratios to average net assets:
Net investment income	0.01%	0.01%
Total expenses	0.94%	0.94%
Net expenses[c]	0.22%	0.29%

Portfolio turnover rate	—	—

264 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income	— [a]	— [a]	.01	.03	.04
Net gain on investments (realized and unrealized)	— [a]	—	—	—	—

Total from investment operations	— [a]	— [a]	.01	.03	.04

Less distributions from:
Net investment income	(—)[a]	(—)[a]	(.01)	(.03)	(.04)
Net realized gain	(—)[a]	—	—	—	—

Total distributions	(—)[a]	(—)[a]	(.01)	(.03)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[b]	0.01%	0.01%	0.65%	3.24%	3.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$139,904	$123,870	$341,425	$159,111	$204,068

Ratios to average net assets:
Net investment income	0.01%	0.03%	0.55%	3.25%	3.70%
Total expenses	1.44%	1.43%	1.45%	1.43%	1.42%
Net expenses[c]	0.22%	0.37%	1.26%	1.43%	1.42%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income	— [a]	(—)[a]	.01	.03	.04
Net gain on investments (realized and unrealized)	— [a]	—	—	—	—

Total from investment operations	— [a]	(—)[a]	.01	.03	.04

Less distributions from:
Net investment income	(—)[a]	(—)[a]	(.01)	(.03)	(.04)
Net realized gain	(—)[a]	—	—	—	—

Total distributions	(—)[a]	(—)[a]	(.01)	(.03)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[b]	0.01%	0.01%	0.85%	3.51%	4.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,841	$30,640	$49,072	$21,174	$18,779

Ratios to average net assets:
Net investment income (loss)	0.01%	(0.04%)	0.74%	3.45%	3.97%
Total expenses	1.13%	1.18%	1.20%	1.18%	1.17%
Net expenses[c]	0.21%	0.38%	1.09%	1.18%	1.17%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI series funds annual report | 265

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income	— [a]	(—)[a]	— [a]	.03	.03
Net gain on investments (realized and unrealized)	— [a]	—	—	—	—

Total from investment operations	— [a]	(—)[a]	—	.03	.03

Less distributions from:
Net investment income	(—)[a]	(—)[a]	(—)[a]	(.03)	(.03)
Net realized gain	(—)[a]	—	—	—	—

Total distributions	(—)[a]	(—)[a]	(—)[a]	(.03)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[b]	0.01%	0.01%	0.26%	2.74%	3.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,023	$76,598	$135,384	$121,436	$120,415

Ratios to average net assets:
Net investment income (loss)	0.01%	(0.05%)	0.24%	2.69%	3.20%
Total expenses	1.94%	1.93%	1.95%	1.93%	1.92%
Net expenses[c]	0.22%	0.39%	1.70%	1.93%	1.92%

Portfolio turnover rate	—	—	—	—	—

[a]	Less than $0.01 per share.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[c]	Net expense information reflects the expense ratios after voluntary expense waivers.

[d]	For the period ended March 31, 2010, percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[e]	Since commencement of operations: July 10, 2009 — U.S. Government Money Market Fund Investor2 Class.

266 | the RYDEX | SGI series funds annual report	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
1. Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Institutional shares, and Y-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a front-end sales charge at the net asset value (the “NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 12 months of purchase.
At March 31, 2011, the Trust consisted of fifty-eight separate Funds. This report covers the Target Beta and the Money Market Funds (the “Funds”), while the other Funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon for the Russell 2000® Fund and the S&P 500 Fund. All other Funds in the Trust will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the March 31, 2011, afternoon NAV.
Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days at the time of purchase are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short term debt securities with a maturity of 60 days or less at the time of purchase and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.
The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by
the RYDEX | SGI series funds annual report | 267

NOTES TO FINANCIAL STATEMENTS (continued)
marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. Certain Funds entered into stock, bond and currency index futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following Funds entered into futures contracts for the following purposes:

Index
Fund	Exposure	Liquidity

Nova Fund	X	X
S&P 500 Fund	X	X
Inverse S&P 500 Strategy Fund	X	X
NASDAQ-100® Fund	X	X
Inverse NASDAQ-100® Strategy Fund	X	X
Mid-Cap 1.5x Strategy Fund	X	X
Inverse Mid-Cap Strategy Fund	X	X
Russell 2000® 1.5x Strategy Fund	X	X
Russell 2000® Fund	X	X
Inverse Russell 2000® Strategy Fund	X	X
Europe 1.25x Strategy Fund	X	X
Japan 2x Strategy Fund	X	X
Strengthening Dollar 2x Strategy Fund	X	X
Weakening Dollar 2x Strategy Fund	X	X
Government Long Bond 1.2x Strategy Fund	X	X
Inverse Government Long Bond Strategy Fund	X	X
High Yield Strategy Fund	X	X
Inverse High Yield Strategy Fund	X	X
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F. Certain Funds entered into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The following Funds entered into swap agreements for the following purposes:

Index
Fund	Exposure	Liquidity

Nova Fund	X	X
S&P 500 Fund	X	X
Inverse S&P 500 Strategy Fund	X	X
NASDAQ-100® Fund	X	X
Inverse NASDAQ-100® Strategy Fund	X	X
Mid-Cap 1.5x Strategy Fund	X	X
Inverse Mid-Cap Strategy Fund	X	X
Russell 2000® 1.5x Strategy Fund	X	X
Russell 2000® Fund	X	X
Inverse Russell 2000® Strategy Fund	X	X
Europe 1.25x Strategy Fund	X	X
Japan 2x Strategy Fund	X	X
Strengthening Dollar 2x Strategy Fund	X	X
Weakening Dollar 2x Strategy Fund	X	X
High Yield Strategy Fund	X	X
Inverse High Yield Strategy Fund	X	X
The High Yield Strategy Fund and Inverse High Yield Strategy Fund enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
H. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
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2. Financial Instruments
As part of its investment strategy, the Funds utilize short sales and a variety of derivative instruments, including futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless SGI believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3. Disclosures about Credit Derivatives
In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium that serves as an adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap,
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represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The table on page 244 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of March 31, 2011.
4. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
During the year ended March 31, 2011, certain Funds sought to gain exposure to their respective benchmarks by investing in currency and financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Approximate percentage of Fund’s
Fund	net assets on a daily basis

Nova Fund	85%
S&P 500 Fund	30%
Inverse S&P 500 Strategy Fund	100%
NASDAQ-100® Fund	15%
Inverse NASDAQ-100® Strategy Fund	100%
Mid-Cap 1.5x Strategy Fund	75%
Inverse Mid-Cap Strategy Fund	100%
Russell 2000® 1.5x Strategy Fund	140%
Russell 2000® Fund	90%
Inverse Russell 2000® Strategy Fund	100%
Europe 1.25x Strategy Fund	45%*
Japan 2x Strategy Fund	200%*
Strengthening Dollar 2x Strategy Fund	200%
Weakening Dollar 2x Strategy Fund	200%
Government Long Bond 1.2x Strategy Fund	30%
Inverse Government Long Bond Strategy Fund	30%
High Yield Strategy Fund	100%*
Inverse High Yield Strategy Fund	105%*

*	These Funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmarks. The combined derivative investment exposure is 95%, 400%, 180%, 105% (Long) and 100% (Short) for the Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund, respectively.
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2011:
Location on the Statements of Assets and Liabilities

Derivative
Investments Type	Asset Derivatives	Liability Derivatives

Equity, currency, interest rate, and credit contracts	Variation Margin Unrealized Appreciation on Swap Agreements	Variation Margin Unrealized Depreciation on Swap Agreements
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NOTES TO FINANCIAL STATEMENTS (continued)
The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2011:

	Asset Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Credit	Total Value at
	Equity	Equity	Currency	Currency	Interest Rate	Default	March 31,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	2011

Nova Fund	$114,232	$597,010	$—	$—	$—	$—	$711,242
S&P 500 Fund	410,676	531,121	—	—	—	—	941,797
Inverse S&P 500 Strategy Fund	—	—	—	—	—	—	—
NASDAQ-100® Fund	8,823	770,536	—	—	—	—	779,359
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	145	864,707	—	—	—	—	864,852
Inverse Mid-Cap Strategy Fund	—	—	—	—	—	—	—
Russell 2000® 1.5x Strategy Fund	114,640	1,413,606	—	—	—	—	1,528,246
Russell 2000® Fund	313,230	313,018	—	—	—	—	626,248
Inverse Russell 2000® Strategy Fund	—	—	—	—	—	—	—
Europe 1.25x Strategy Fund	8,507	—	136,599	—	—	—	145,106
Japan 2x Strategy Fund	766,681	—	—	—	—	—	766,681
Strengthening Dollar 2x Strategy Fund	—	—	—	—	—	—	—
Weakening Dollar 2x Strategy Fund	—	—	407,705	139,347	—	—	547,052
Government Long Bond 1.2x Strategy Fund	—	—	—	—	245,985	—	245,985
Inverse Government Long Bond Strategy Fund	—	—	—	—	—	—	—
High Yield Strategy Fund	—	—	—	—	—	1,473	1,473
Inverse High Yield Strategy Fund	—	—	—	—	179,528	—	179,528

	Liability Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Credit	Total Value at
	Equity	Equity	Currency	Currency	Interest Rate	Default	March 31,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	2011

Nova Fund	$—	$—	$—	$—	$—	$—	$—
S&P 500 Fund	—	—	—	—	—	—	—
Inverse S&P 500 Strategy Fund	368,931	1,010,425	—	—	—	—	1,379,356
NASDAQ-100® Fund	—	—	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	173,780	336,328	—	—	—	—	510,108
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	107	45,804	—	—	—	—	45,911
Russell 2000® 1.5x Strategy Fund	—	—	—	—	—	—	—
Russell 2000® Fund	—	—	—	—	—	—	—
Inverse Russell 2000® Strategy Fund	5,510	263,174	—	—	—	—	268,684
Europe 1.25x Strategy Fund	11,114	—	—	—	—	—	11,114
Japan 2x Strategy Fund	—	—	223,123	—	—	—	223,123
Strengthening Dollar 2x Strategy Fund	—	—	316,775	175,684	—	—	492,459
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	—	—	—	330,388	—	330,388
High Yield Strategy Fund	—	—	—	—	22,955	—	22,955
Inverse High Yield Strategy Fund	—	—	—	—	—	164	164

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
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NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations for the year ended March 31, 2011:

Derivative Investment	Location of Gain (Loss) on Derivatives

Equity/currency contracts	Net realized gain (loss) on futures contracts and swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts and swap agreements
Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended March 31, 2011:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Swaps	Futures	Swaps	Futures	Credit
	Equity	Equity	Currency	Currency	Interest Rate	Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Nova Fund	$1,549,993	$5,592,873	$—	$—	$—	$—	$7,142,866
S&P 500 Fund	1,920,190	5,214,039	—	—	—	—	7,134,229
Inverse S&P 500 Strategy Fund	(25,439,615)	(33,203,942)	—	—	—	—	(58,643,557)
NASDAQ-100® Fund	7,016,028	5,611,367	—	—	—	—	12,627,395
Inverse NASDAQ-100® Strategy Fund	(1,214,827)	(6,089,515)	—	—	—	—	(7,304,342)
Mid-Cap 1.5x Strategy Fund	(882,323)	4,018,534	—	—	—	—	3,136,211
Inverse Mid-Cap Strategy Fund	(518,489)	(889,945)	—	—	—	—	(1,408,434)
Russell 2000® 1.5x Strategy Fund	(1,322,497)	6,639,594	—	—	—	—	5,317,097
Russell 2000® Fund	(428,348)	2,748,746	—	—	—	—	2,320,398
Inverse Russell 2000® Strategy Fund	(3,378,455)	(5,952,367)	—	—	—	—	(9,330,822)
Europe 1.25x Strategy Fund	(2,110,604)	—	481,208		—	—	(1,629,396)
Japan 2x Strategy Fund	(1,387,694)	—	1,015,119	—	—	—	(372,576)
Strengthening Dollar 2x Strategy Fund	—	—	(4,022,081)	(1,019,822)	—	—	(5,041,903)
Weakening Dollar 2x Strategy Fund	—	—	1,875,730	622,510	—	—	2,498,240
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(5,352,702)	—	(5,352,702)
Inverse Government Long Bond Strategy Fund	—	—	—	—	(13,783,965)	—	(13,783,965)
High Yield Strategy Fund	—	—	—	—	7,429,601	10,552,902	17,982,503
Inverse High Yield Strategy Fund	—	—	—	—	(609,108)	(3,759,385)	(4,368,493)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Swaps	Futures	Swaps	Futures	Credit
	Equity	Equity	Currency	Currency	Interest Rate	Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Nova Fund	$34,767	$(529,928)	$—	$—	$—	—	$(495,161)
S&P 500 Fund	409,936	(1,644,584)	—	—	—	—	(1,234,648)
Inverse S&P 500 Strategy Fund	(452,436)	5,554,508	—	—	—	—	5,102,072
NASDAQ-100® Fund	(15,937)	691,701	—	—	—	—	675,764
Inverse NASDAQ-100® Strategy Fund	(173,643)	1,052,542	—	—	—	—	878,899
Mid-Cap 1.5x Strategy Fund	(92,016)	(292,960)	—	—	—	—	(384,976)
Inverse Mid-Cap Strategy Fund	(603)	124,782	—	—	—	—	124,179
Russell 2000® 1.5x Strategy Fund	117,475	283,934	—	—	—	—	401,409
Russell 2000® Fund	337,317	2,808	—	—	—	—	340,125
Inverse Russell 2000® Strategy Fund	(21,257)	17,449	—	—	—	—	(3,808)
Europe 1.25x Strategy Fund	(157,273)	—	111,435	—	—	—	(45,838)
Japan 2x Strategy Fund	71,970	—	308,096	—	—	—	380,066
Strengthening Dollar 2x Strategy Fund	—	—	(1,050,235)	(253,681)	—	—	(1,303,916)
Weakening Dollar 2x Strategy Fund	—	—	887,843	171,203	—	—	1,059,046
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(44,492)	—	(44,492)
Inverse Government Long Bond Strategy Fund	—	—	—	—	988,589	—	988,589
High Yield Strategy Fund	—	—	—	—	(12,308)	1,473	(10,835)
Inverse High Yield Strategy Fund	—	—	—	—	152,696	(164)	152,532
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5. Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, S&P 500 Fund, NASDAQ-100® Fund, Russell 2000® Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Japan 2x Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund; 0.85% of the average daily net assets of the Real Estate Fund; and 0.90% of the average daily net assets of the remaining Funds covered in this report.
RFS provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the remaining Funds covered in this report.
RFS also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
RFS engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class shares and a Distribution Plan applicable to A-Class shares and H-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholders services, RDL will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the Financial Advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
SGI and its affiliates have voluntarily agreed to waive their fees, including but not limited to 12b-1, shareholder services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. SGI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When 12b-1 and shareholder services fees are waived, dealer compensation will be reduced to the extent of such waiver.
During the year ended March 31, 2011, RDL retained sales charges of $606,415 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
6. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2008 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
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NOTES TO FINANCIAL STATEMENTS (continued)
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and the expiration of capital loss carryforward. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year-end is distributed in the following year.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2011, the following capital loss carryforward amounts expired or were used to offset current year net realized capital gains:

Fund	Amount

Nova Fund	$65,514,853
S&P 500 Fund	1,613,176
NASDAQ-100® Fund	302,161,691
Mid-Cap 1.5x Strategy Fund	3,843,966
Russell 2000® 1.5x Strategy Fund	4,618,074
Russell 2000® Fund	2,063,924
S&P 500 Pure Growth Fund	7,558,827
S&P 500 Pure Value Fund	9,362,560
S&P MidCap 400 Pure Growth Fund	13,485,357
S&P SmallCap 600 Pure Growth Fund	488,880
Japan 2x Strategy Fund	7,490
Real Estate Fund	4,234,927
Government Long Bond 1.2x Strategy Fund	1,726,158
High Yield Strategy Fund	8,554,974
The tax character of distributions paid during the year ended March 31, 2011 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Nova Fund	$78,732	$—	$78,732
S&P 500 Fund	1,990	—	1,990
Inverse S&P 500 Strategy Fund	—	—	—
NASDAQ-100® Fund	—	—	—
Inverse NASDAQ-100® Strategy Fund	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—
Inverse Mid-Cap Strategy Fund	—	—	—
Russell 2000® 1.5x Strategy Fund	—	—	—
Russell 2000® Fund	—	—	—
Inverse Russell 2000® Strategy Fund	—	—	—
S&P 500 Pure Growth Fund	—	—	—
S&P 500 Pure Value Fund	223,302	—	223,302
S&P MidCap 400 Pure Growth Fund	—	—	—
S&P MidCap 400 Pure Value Fund	3,747,725	—	3,747,725
S&P SmallCap 600 Pure Growth Fund	—	—	—
S&P SmallCap 600 Pure Value Fund	4,081,852	—	4,081,852
Europe 1.25x Strategy Fund	—	—	—
Japan 2x Strategy Fund	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	—
Weakening Dollar 2x Strategy Fund	—	—	—
Real Estate Fund	880,108	—	880,108
Government Long Bond 1.2x Strategy Fund	4,552,742	—	4,552,742
Inverse Government Long Bond Strategy Fund	—	—	—
High Yield Strategy Fund	4,810,745	—	4,810,745
Inverse High Yield Strategy Fund	—	—	—
U.S. Government Money Market Fund	97,406	—	97,406
the RYDEX | SGI series funds annual report | 275

NOTES TO FINANCIAL STATEMENTS (continued)
The tax character of distributions paid during the year ended March 31, 2010 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Nova Fund	$607,311	$—	$607,311
S&P 500 Fund	755,000	—	755,000
Inverse S&P 500 Strategy Fund	387,064	—	387,064
NASDAQ-100® Fund	—	—	—
Inverse NASDAQ-100® Strategy Fund	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—
Inverse Mid-Cap Strategy Fund	—	—	—
Russell 2000® 1.5x Strategy Fund	—	—	—
Russell 2000® Fund	—	—	—
Inverse Russell 2000® Strategy Fund	—	—	—
S&P 500 Pure Growth Fund	—	—	—
S&P 500 Pure Value Fund	509,394	—	509,394
S&P MidCap 400 Pure Growth Fund	—	—	—
S&P MidCap 400 Pure Value Fund	143,551	—	143,551
S&P SmallCap 600 Pure Growth Fund	—	—	—
S&P SmallCap 600 Pure Value Fund	6,292,346	—	6,292,346
Europe 1.25x Strategy Fund	—	—	—
Japan 2x Strategy Fund	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	—
Weakening Dollar 2x Strategy Fund	—	—	—
Real Estate Fund	329,570	—	329,570
Government Long Bond 1.2x Strategy Fund	5,375,548	—	5,375,548
Inverse Government Long Bond Strategy Fund	—	—	—
High Yield Strategy Fund	1,486,833	—	1,486,833
Inverse High Yield Strategy Fund	68,946	—	68,946
U.S. Government Money Market Fund	82,724	—	82,724
The tax character of distributable earnings/(accumulated losses) at March 31, 2011 was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gain	(Depreciation)	Carryforward

Nova Fund	$—	$—	$15,259,436	$(50,652,648)
S&P 500 Fund	—	—	13,122,412	(24,576,614)
Inverse S&P 500 Strategy Fund	—	—	(992,161)	(340,788,084)
NASDAQ-100® Fund	—	—	322,543,593	(127,699,182)
Inverse NASDAQ-100® Strategy Fund	—	—	(332,712)	(89,741,275)
Mid-Cap 1.5x Strategy Fund	—	—	4,044,864	(13,204,931)
Inverse Mid-Cap Strategy Fund	—	—	(45,804)	(12,618,306)
Russell 2000® 1.5x Strategy Fund	—	—	2,610,794	(8,306,350)
Russell 2000® Fund	—	—	739,615	(9,369,414)
Inverse Russell 2000® Strategy Fund	—	—	(259,558)	(47,323,919)
S&P 500 Pure Growth Fund	—	—	8,601,754	(1,012,190)
S&P 500 Pure Value Fund	—	—	2,374,511	(2,476,550)
S&P MidCap 400 Pure Growth Fund	—	—	31,321,438	(3,166,543)
S&P MidCap 400 Pure Value Fund	—	—	3,257,432	(1,769,395)
S&P SmallCap 600 Pure Growth Fund	—	—	9,752,283	(5,373,391)
S&P SmallCap 600 Pure Value Fund	—	—	2,465,570	(34,624,971)
Europe 1.25x Strategy Fund	—	—	540,607	(15,609,588)
Japan 2x Strategy Fund	—	—	—	(973,570)
Strengthening Dollar 2x Strategy Fund	—	—	7,753	(20,505,141)
Weakening Dollar 2x Strategy Fund	—	—	5,846	(10,624,310)
Real Estate Fund	—	—	2,234,174	(6,552,752)
Government Long Bond 1.2x Strategy Fund	160,166	—	202,475	(19,633,290)
Inverse Government Long Bond Strategy Fund	—	—	(13,799,916)	(341,605,869)
High Yield Strategy Fund	2,754,226	—	1,473	(5,151,003)
Inverse High Yield Strategy Fund	—	—	(164)	(7,717,477)
U.S. Government Money Market Fund	20,305	—	—	—
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NOTES TO FINANCIAL STATEMENTS (continued)
Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.
1A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:

									Total
	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Capital Loss
Fund	2012	2013	2014	2015	2016	2017	2018	2019	Carryforward

Nova Fund	$—	$—	$—	$—	$—	$(48,436,778)	$(2,215,870)	$—	$(50,652,648)
S&P 500 Fund	—	—	—	—	—	(19,626,415)	(4,950,199)	—	(24,576,614)
Inverse S&P 500 Strategy Fund	(5,725,764)	(65,527,919)	(37,877,636)	(59,724,340)	—	—	(107,667,355)	(64,265,070)	(340,788,084)
NASDAQ-100® Fund	(60,857,728)	(44,673,639)	—	—	—	(22,167,815)	—	—	(127,699,182)
Inverse NASDAQ-100® Strategy Fund	(19,380,747)	(3,723,075)	(17,351,209)	(15,380,081)	(8,534,020)	—	(16,105,314)	(9,266,829)	(89,741,275)
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	(9,080,922)	(4,124,009)	—	(13,204,931)
Inverse Mid-Cap Strategy Fund	—	—	—	(3,855,787)	(850,800)	—	(6,411,872)	(1,499,847)	(12,618,306)
Russell 2000® 1.5x Strategy Fund	—	—	—	—	—	(8,306,350)	—	—	(8,306,350)
Russell 2000® Fund	—	—	—	—	—	(4,951,383)	(4,418,031)	—	(9,369,414)
Inverse Russell 2000® Strategy Fund	—	—	—	(13,474,576)	(7,459,340)	—	(15,938,452)	(10,451,551)	(47,323,919)
S&P 500 Pure Growth Fund	—	—	—	—	—	—	(1,012,190)	—	(1,012,190)
S&P 500 Pure Value Fund	—	—	—	—	—	—	(2,476,550)	—	(2,476,550)
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—	—	(3,166,543)	—	(3,166,543)
S&P MidCap 400 Pure Value Fund	—	—	—	—	—	—	—	(1,769,395)	(1,769,395)
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—	(5,316,867)	(56,524)	—	(5,373,391)
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—	—	—	(34,624,971)	(34,624,971)
Europe 1.25x Strategy Fund	—	—	—	—	—	(12,987,781)	—	(2,621,807)	(15,609,588)
Japan 2x Strategy Fund	—	—	—	—	—	(973,570)	—	—	(973,570)
Strengthening Dollar 2x Strategy Fund	—	—	—	—	—	—	(16,109,547)	(4,395,594)	(20,505,141)
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	(6,635,880)	—	(3,988,430)	(10,624,310)
Real Estate Fund	—	—	—	—	—	(2,247,435)	(4,305,317)	—	(6,552,752)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—	(19,633,290)	—	(19,633,290)
Inverse Government Long Bond Strategy Fund	(16,998,940)	(63,759,468)	(82,212,943)	(60,731,802)	(2,188,094)	(24,167,315)	(68,305,233)	(23,242,074)	(341,605,869)
High Yield Strategy Fund	—	—	—	—	—	(941,044)	(4,209,959)	—	(5,151,003)
Inverse High Yield Strategy Fund	—	—	—	—	—	—	(3,356,295)	(4,361,182)	(7,717,477)
U.S. Government Money Market Fund	—	—	—	—	—	—	—	—	—
the RYDEX | SGI series funds annual report | 277

NOTES TO FINANCIAL STATEMENTS (continued)
At March 31, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

Nova Fund	$67,337,768	$14,857,577	$(195,151)	$14,662,426
S&P 500 Fund	269,317,075	13,117,949	(526,658)	12,591,291
Inverse S&P 500 Strategy Fund	140,262,392	18,264	—	18,264
NASDAQ-100® Fund	404,323,094	324,622,243	(2,849,186)	321,773,057
Inverse NASDAQ-100® Strategy Fund	37,069,535	3,616	—	3,616
Mid-Cap 1.5x Strategy Fund	47,975,768	3,756,642	(576,485)	3,180,157
Inverse Mid-Cap Strategy Fund	2,389,256	—	—	—
Russell 2000® 1.5x Strategy Fund	39,908,982	1,214,873	(17,685)	1,197,188
Russell 2000® Fund	34,024,620	502,769	(76,172)	426,597
Inverse Russell 2000® Strategy Fund	11,701,747	3,616	—	3,616
S&P 500 Pure Growth Fund	41,100,704	8,947,144	(345,390)	8,601,754
S&P 500 Pure Value Fund	32,499,811	2,411,689	(37,178)	2,374,511
S&P MidCap 400 Pure Growth Fund	216,370,127	34,018,599	(2,697,161)	31,321,438
S&P MidCap 400 Pure Value Fund	54,095,629	4,301,192	(1,043,760)	3,257,432
S&P SmallCap 600 Pure Growth Fund	86,709,607	11,709,343	(1,957,060)	9,752,283
S&P SmallCap 600 Pure Value Fund	24,606,577	2,726,523	(260,953)	2,465,570
Europe 1.25x Strategy Fund	22,528,366	640,894	(98,069)	542,825
Japan 2x Strategy Fund	5,970,927	—	—	—
Strengthening Dollar 2x Strategy Fund	30,215,211	7,753	—	7,753
Weakening Dollar 2x Strategy Fund	31,976,017	5,846	—	5,846
Real Estate Fund	26,103,816	2,296,285	(62,111)	2,234,174
Government Long Bond 1.2x Strategy Fund	82,910,668	280,874	(78,399)	202,475
Inverse Government Long Bond Strategy Fund	1,084,273,080	122,686	—	122,686
High Yield Strategy Fund	123,631,406	—	—	—
Inverse High Yield Strategy Fund	20,263,657	—	—	—
U.S. Government Money Market Fund	1,173,277,421	—	—	—
Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2011, the following amounts of realized currency and capital losses reflected in the accompanying financial statements were not recognized for Federal income tax purposes until April 1, 2011:

Fund	Currency	Capital

Inverse S&P 500 Strategy Fund	$—	$(23,327,367)
Inverse NASDAQ-100® Strategy Fund	—	(2,570,573)
Inverse Mid-Cap Strategy Fund	—	(610,252)
Inverse Russell 2000® Strategy Fund	—	(3,760,504)
Europe 1.25x Strategy Fund	(18,775)	—
Strengthening Dollar 2x Strategy Fund	—	(1,950,225)
Government Long Bond 1.2x Strategy Fund	—	(47,631,309)
High Yield Strategy Fund	—	(373,991)
Inverse High Yield Strategy Fund	—	(845,497)
7. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
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NOTES TO FINANCIAL STATEMENTS (continued)
At March 31, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Mizuho Financial Group, Inc.			U.S. Treasury Bills: 0.00%
0.06% Due 04/01/11	$946,749,442	$946,751,020	06/02/11 - 09/15/11	$966,173,600	$965,684,522
HSBC Group 0.07% Due 04/01/11			U.S. Treasury Bonds: 4.25% - 6.13%
	750,000,000	750,001,458	11/15/27 - 08/15/39	725,409,800	765,000,029
Credit Suisse Group 0.05% Due 04/01/11	314,866,501	314,866,939	U.S. Treasury Note: 0.38% 09/30/12	321,965,500	321,163,885
Deutsche Bank 0.05% Due 04/01/11	50,000,000	50,000,069	U.S. Treasury Note: 4.63% 07/31/12	48,001,800	51,000,078

	$2,061,615,943	$2,061,619,486		$2,061,550,700	$2,102,848,514

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
8. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2011:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
Nova Fund	$55,450,893	$114,232	$26,549,301	$597,010	$—	$82,711,436
S&P 500 Fund	191,772,396	410,676	90,135,970	531,121	—	282,850,163
Inverse S&P 500 Strategy Fund	—	—	140,280,656	—	—	140,280,656
NASDAQ-100® Fund	640,377,487	8,823	85,718,664	770,536	—	726,875,510
Inverse NASDAQ-100® Strategy Fund	—	—	37,073,151	—	—	37,073,151
Mid-Cap 1.5x Strategy Fund	37,241,288	145	13,914,637	864,707	—	52,020,777
Inverse Mid-Cap Strategy Fund	—	—	2,389,256	—	—	2,389,256
Russell 2000® 1.5x Strategy Fund	3,865,607	114,640	37,240,543	1,413,606	20	42,634,416
Russell 2000® Fund	4,158,315	313,230	30,292,877	313,018	25	35,077,465
Inverse Russell 2000® Strategy Fund	—	—	11,705,363	—	—	11,705,363
S&P 500 Pure Growth Fund	49,365,367	—	337,091	—	—	49,702,458
S&P 500 Pure Value Fund	34,707,913	—	166,409	—	—	34,874,322
the RYDEX | SGI series funds annual report | 279

NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets (continued)
S&P MidCap 400 Pure Growth Fund	$246,160,528	$—	$1,531,037	$—	$—	$247,691,565
S&P MidCap 400 Pure Value Fund	56,881,601	—	471,460	—	—	57,353,061
S&P SmallCap 600 Pure Growth Fund	95,827,160	—	634,730	—	—	96,461,890
S&P SmallCap 600 Pure Value Fund	26,776,527	—	295,620	—	—	27,072,147
Europe 1.25x Strategy Fund	18,671,954	145,106	4,399,237	—	—	23,216,297
Japan 2x Strategy Fund	—	766,681	5,970,927	—	—	6,737,608
Strengthening Dollar 2x Strategy Fund	—	—	30,222,964	—	—	30,222,964
Weakening Dollar 2x Strategy Fund	—	407,705	31,981,863	139,347	—	32,528,915
Real Estate Fund	28,229,521	—	108,469	—	—	28,337,990
Government Long Bond 1.2x Strategy Fund	75,564,081	245,985	7,549,062	—	—	83,359,128
Inverse Government Long Bond Strategy Fund	—	—	1,084,395,766	—	—	1,084,395,766
High Yield Strategy Fund	—	—	123,631,406	1,473	—	123,632,879
Inverse High Yield Strategy Fund	—	179,528	20,263,657	—	—	20,443,185
U.S. Government Money Market Fund	—	—	1,173,277,421	—	—	1,173,277,421

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Liabilities
Nova Fund	$—	$—	$—	$—	$—	$—
S&P 500 Fund	—	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	368,931	—	1,010,425	—	1,379,356
NASDAQ-100® Fund	—	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	—	173,780	—	336,328	—	510,108
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	—	107	—	45,804	—	45,911
Russell 2000® 1.5x Strategy Fund	—	—	—	—	—	—
Russell 2000® Fund	—	—	—	—	—	—
Inverse Russell 2000® Strategy Fund	—	5,510	—	263,174	—	268,684
S&P 500 Pure Growth Fund	—	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—	—
Europe 1.25x Strategy Fund	—	11,114	—	—	—	11,114
Japan 2x Strategy Fund	—	223,123	—	—	—	223,123
Strengthening Dollar 2x Strategy Fund	—	316,775	—	175,684	—	492,459
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—
Real Estate Fund	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	460,246,490	330,388	—	—	—	460,576,878
High Yield Strategy Fund	—	22,955	—	—	—	22,955
Inverse High Yield Strategy Fund	—	—	—	164	—	164
U.S. Government Money Market Fund	—	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
280 | the RYDEX | SGI series funds annual report

NOTES TO FINANCIAL STATEMENTS (continued)
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the Levels as of the beginning of the period. During the year ended March 31, 2011, Russell 2000® 1.5x Strategy Fund and Russell 2000® Fund had securities transfer from Level 1 to Level 3 as a result of trading on the security being halted. There were no other securities that transferred between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2011:

Securities

Russell 2000® 1.5x Strategy Fund
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	(375)
Total change in unrealized gains or losses included in earnings	(420)
Purchases, sales, issuances, and settlements (net)
Transfers in and/or out of Level 3	815

Ending Balance	$20

Securities

Russell 2000® Fund
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	(461)
Total change in unrealized gains or losses included in earnings	(480)
Purchases, sales, issuances, and settlements (net)
Transfers in and/or out of Level 3	966

Ending Balance	$25

The total change in unrealized gains or losses included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2011 was $(420) for the Russell 2000® 1.5x Strategy Fund and $(480) for the Russell 2000® Fund.
9. Securities Transactions
For the year ended March 31, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

			Inverse		Inverse		Inverse
	Nova	S&P 500	S&P 500	NASDAQ-100®	NASDAQ-100®	Mid-Cap 1.5x	Mid-Cap
	Fund	Fund	Strategy Fund	Fund	Strategy Fund	Strategy Fund	Strategy Fund

Purchases	$26,028,252	$279,192,310	$—	$207,302,523	$—	$55,556,959	$—
Sales	$43,780,723	$188,191,547	$—	$242,094,184	$—	$45,234,232	$—

	Russell		Inverse	S&P 500	S&P 500	S&P MidCap	S&P MidCap
	2000®1.5x	Russell 2000®	Russell 2000®	Pure Growth	Pure Value	400 Pure	400 Pure
	Strategy Fund	Fund	Strategy Fund	Fund	Fund	Growth Fund	Value Fund

Purchases	$17,621,727	$18,865,338	$—	$405,513,534	$393,850,107	$656,932,605	$282,583,243
Sales	$24,318,530	$22,775,472	$—	$393,536,509	$520,277,692	$517,765,735	$421,605,689

	S&P SmallCap	S&P SmallCap			Strengthening	Weakening	Real
	600 Pure	600 Pure	Europe 1.25x	Japan 2x	Dollar 2x	Dollar 2x	Estate
	Growth Fund	Value Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund

Purchases	$399,675,117	$599,069,438	$77,937,467	$—	$—	$—	$192,895,475
Sales	$325,549,353	$745,825,154	$65,526,012	$—	$—	$—	$209,555,487
the RYDEX | SGI series funds annual report | 281

NOTES TO FINANCIAL STATEMENTS (continued)

	Government	Inverse			U.S.
	Long Bond	Government		Inverse	Government
	1.2x Strategy	Long Bond	High Yield	High Yield	Money Market
	Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund

Purchases	$—	$24,944,257	$—	$—	$—
Sales	$—	$—	$—	$—	$40,410,050
For the year ended March 31, 2011, the cost of purchases and proceeds from sales of government securities were:

	Government	Inverse
	Long Bond	Government
	1.2x Strategy	Long Bond
	Fund	Strategy Fund

Purchases	$2,674,711,416	$(3,854,990,710)
Sales	$2,889,181,839	$(3,990,938,902)
10. Fund Merger
On July 10, 2009, the U.S. Government Money Market Fund acquired all of the net assets of Security Cash Fund, in exchange for shares of the U.S. Government Money Market Fund Investor2 Class, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Security Cash Fund. The primary reason for the transaction was to combine a smaller fund into a larger fund with a similar investment objective. The acquisition was accomplished through a combination of a tax-free exchange of Security Cash Fund shares (62,269,356) valued at $62,269,356 for respective shares of the U.S. Government Money Market Fund Investor2 Class (62,269,356). For financial reporting purposes, the net assets received and shares issued by U.S. Government Money Market Fund Investor2 Class were recorded at fair value.
Security Cash Fund’s net assets on July 10, 2009 were $62,217,692. Security Cash Fund’s net assets were primarily comprised of investments with a fair value of $61,601,061 and other assets and liabilities of $616,631. The aggregate net assets of U.S. Government Money Market Fund immediately before and after the acquisition were $1,788,523,047 and $1,850,740,738, respectively.
The financial statements reflect the operations of the U.S. Government Money Market Fund for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Security Cash Fund that have been included in the combined fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed on April 1, 2009, U.S. Government Money Market Fund proforma net investment income (loss), net gain (loss) on investments and net increase (decrease) in net assets from operations for the year ended March 31, 2010 would have been $83,364, $35,221 and $118,585, respectively. SGI and its affiliates bore all of the expenses related to the reorganization.
11. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the year ended March 31, 2011, the Funds did not have any borrowings under this agreement.
12. Acquisition of Security Benefit Corporation
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment advisor (the “Investment Advisor”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Advisor (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction did not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
282 | the RYDEX | SGI series funds annual report

NOTES TO FINANCIAL STATEMENTS (continued)
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreement with the Investment Advisor (the “Previous Agreement”). A new investment advisory agreement (the “New Agreement”) was approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreement are substantially identical to the Previous Agreement, except with respect to the date of execution.
13. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ Distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
14. Pending Litigation
In March, 2010, an action was filed against PADCO Advisors, Inc. (hereinafter, the “Manager”), Rydex Distributors, Inc. (hereinafter, the “Distributor”), Rydex Series Funds (hereinafter, the “Trust”) and certain trustees and officers of the Trust in federal district court in San Francisco, California. The action seeks class action status on behalf of purchasers of shares in a series of the Trust, the Rydex Inverse Government Long Bond Strategy Fund (the “Fund”) during a particular time period. The action asserts claims under provisions of the federal securities laws, alleging that certain registration statements of the Trust contained negligent misrepresentations and omissions with respect to certain risks associated with investment in the Fund, the suitability of the Fund and differences between performance of the Fund’s shares over time and that of its reference benchmark. The action also asserts a claim seeking to hold the Manager and the individual trustee defendants liable as control persons of the Trust. The action seeks unspecified damages and interest thereon as well as an award to the plaintiffs and putative class of attorney’s fees and litigation expenses. The Manager, the Trust and the other defendants believe the claims asserted to be without merit and intend to actively defend against them.
15. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
the RYDEX | SGI series funds annual report | 283

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of
Rydex Series Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Real Estate Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and U.S. Government Money Market Fund (twenty-six of the series constituting the Rydex Series Funds) (the “Funds”) as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
May 26, 2011

284 | the RYDEX | SGI series funds annual report

OTHER INFORMATION (Unaudited)
Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
Of the taxable ordinary income distributions paid during the fiscal year ending March 31, 2011, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying

Nova Fund	100.00%
S&P 500 Pure Value Fund	100.00%
S&P MidCap 400 Pure Value Fund	12.19%
S&P SmallCap 600 Pure Value Fund	2.05%
Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	% Qualifying

Nova Fund	100.00%
S&P 500 Pure Value Fund	100.00%
S&P MidCap 400 Pure Value Fund	9.38%
S&P SmallCap 600 Pure Value Fund	1.47%
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
the RYDEX | SGI series funds annual report | 285

OTHER INFORMATION (Unaudited) (concluded)
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

286 | the RYDEX | SGI series funds annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds — 1997	148
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine
the RYDEX | SGI series funds annual report | 287

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors LLC; and Vice President, Security Benefit Asset Management Holdings LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

288 | the RYDEX | SGI series funds annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Amy J. Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
the RYDEX | SGI series funds annual report | 289

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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RBENF-ANN-2-0311x0312

MARCH 31, 2011

RYDEX SERIES FUNDS ANNUAL REPORT
SECTOR FUNDS

RYDEX | SGI
THE INTELLIGENT PURSUIT OF WEALTH[SM]

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With Rydex | SGI eDelivery you can:
•	View online confirmations and statements at your convenience.

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•	Access prospectuses, annual reports and semiannual reports online.
It’s easy to enroll:
1/ Visit www.rydex-sgi.com and select “Individual Investors”
2/ Click on “eDelivery Sign-Up”
3/ Follow the simple enrollment instructions
If you have questions about Rydex|SGI eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.
This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

BANKING FUND	10

BASIC MATERIALS FUND	18

BIOTECHNOLOGY FUND	26

CONSUMER PRODUCTS FUND	34

ELECTRONICS FUND	42

ENERGY FUND	50

ENERGY SERVICES FUND	58

FINANCIAL SERVICES FUND	66

HEALTH CARE FUND	74

INTERNET FUND	82

LEISURE FUND	90

PRECIOUS METALS FUND	98

RETAILING FUND	106

TECHNOLOGY FUND	114

TELECOMMUNICATIONS FUND	122

TRANSPORTATION FUND	130

UTILITIES FUND	138

NOTES TO FINANCIAL STATEMENTS	145

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	152

OTHER INFORMATION	153

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	155
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER,
The U.S. enjoyed economic recovery through the 12 months ended March 31, 2011, despite the poor housing picture and slow-growing labor market. U.S. stocks emerged from the 2008-09 downturn in early 2010, slowed only at mid-year by European debt problems and the worry that expiration of U.S. government stimulus programs might lead to a double-dip recession. Concern that the recovery was not self-sustaining led the U.S. Federal Reserve (the “Fed”) to undertake a second round of quantitative easing in the last part of 2010 to keep long-term rates low and spur economic growth.
Stocks responded to the infusion of liquidity by rising nearly 25% from the end of August through March 2011, then stumbling after rising prices for oil and many other commodities accompanied concerns that inflation might get out of hand. The market’s 2011 gains proceeded to be wiped out by political unrest in the Mid East, renewed worries about the sovereign debt of peripheral European countries and a devastating earthquake and tsunami in Japan. Investor belief that these situations were under control, however, sparked a rebound that helped broad U.S. market measures finish the first quarter moderately higher, and 15% or more above the levels seen 12 months earlier.
Investors searching for higher yields increasingly took on credit risk over the past 12 months, which was reflected in good performance across most fixed income sectors, particularly investment grade corporate bonds and high-yield bonds. The yield on the benchmark 10-year Treasury has been climbing since last fall, as safe-haven buying subsided except during market shocks like the Japanese earthquake.
The Fed said in March 2011 that the economy was on firmer footing and that the run-up in commodity prices would not lead to a sustained increase in inflation. It stuck with its planned purchase of up to $600 billion in government bonds, slated to end in June 2011, and—as it has since December 2008—left short-term rates unchanged.
Many U.S. investors are preparing for the shift away from the bond-buying strategy, which they anticipate could slow or halt the stock market rally and introduce a period of volatility. Investors in global markets, meanwhile, are increasingly concerned about the potential for soaring food and energy prices to derail global economic recovery.
The accumulation of shocks, ranging from higher oil prices to turmoil in the Mid East to the effects of the natural disaster in Japan, has led to a lowering of global growth forecasts for 2011. These overseas events pounded the U.S. economy in the form of higher fuel prices, supply-chain disruptions and financial market volatility, also leading to downgrades in estimates of U.S. GDP growth for the first quarter and entire year of 2011. Continuing weakness in the housing market is still plaguing economic growth. The March labor market report showed job growth was picking up, but flat growth in wages and higher fuel and food costs kept consumers on edge. Increases in energy and food prices seem not yet to have spilled into broader inflation measures. Consumer spending is growing, although slowly, while corporate profits continue to rise impressively.
Geopolitical events and improving economic conditions have generally pushed commodity prices higher over the past 12 months. In the first quarter of 2011, the price of a barrel of oil rose above $100 for the first time since 2008. The higher price of oil as a production cost caused the prices of many metals to slip in early 2011, aided by a pullback in demand due to the Japanese quake or China’s efforts to slow lending. Gold spent much of the first quarter of 2011 in negative territory, but has turned in a spectacular climb over the past 12 months, closing out the period at a record high of $1,438 an ounce.
The dollar gained on the euro in 2010, reflecting concern about Europe’s crisis in sovereign debt, but the rally did not carry over into the first quarter of 2011, even though the Mid East was in turmoil, a nuclear crisis overtook Japan and Portugal was pointing toward default. In fact, the dollar in the first
2 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)
quarter of 2011 lost out to many currency counterparts around the world, gaining only slightly against the yen. Since the trade-weighted index for the U.S. dollar peaked last summer, it has fallen 15%, as investors seemed to fear the deleterious effects of continuous Fed easing.
U.S. economic growth, while not robust, has proven strong enough to overcome some major shocks in the first quarter of 2011. The government stimulus package and quantitative easing program have revived the economy, and optimism is growing that the recovery from the financial crisis and ensuing recession is becoming self-sustaining. The end of Fed easing could signal that the policymakers are comfortable with the strength of the expansion, and believe that house prices and joblessness may be poised to recover. For the rest of 2011, investors face interest rate risk arising from inflationary monetary policy and deteriorating credit quality in the industrialized world. Energy shortages that could put upward pressure on the prices of oil, natural gas and coal pose perhaps the largest risk to economic growth.
At Rydex|SGI, our products are designed to help investors navigate uncertain markets, including hedging or augmenting exposures to the equity or fixed-income markets, or introducing alternative assets and strategies to portfolios for overall diversification1. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer

[1]	Diversification neither assures a profit nor eliminates the risk of experiencing investment losses.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2010 and ending March 31, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA, 403(b), and Rydex | SGI prototype money purchase plan and profit sharing accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	Period[2]

Table 1. Based on actual Fund return[3]
Banking Fund
Investor Class	1.39%	10.59%	$1,000.00	$1,105.87	$7.30
Advisor Class	1.89%	10.33%	1,000.00	1,103.32	9.91
A-Class	1.64%	10.46%	1,000.00	1,104.62	8.61
C-Class	2.39%	10.10%	1,000.00	1,100.95	12.52
Basic Materials Fund
Investor Class	1.39%	21.52%	1,000.00	1,215.21	7.68
Advisor Class	1.89%	21.20%	1,000.00	1,212.02	10.42
A-Class	1.64%	21.38%	1,000.00	1,213.84	9.05
C-Class	2.39%	20.90%	1,000.00	1,208.99	13.16
Biotechnology Fund
Investor Class	1.39%	12.41%	1,000.00	1,124.13	7.36
Advisor Class	1.90%	12.11%	1,000.00	1,121.09	10.05
A-Class	1.64%	12.31%	1,000.00	1,123.12	8.68
C-Class	2.39%	11.87%	1,000.00	1,118.74	12.62
Consumer Products Fund
Investor Class	1.39%	12.09%	1,000.00	1,120.87	7.35
Advisor Class	1.89%	11.82%	1,000.00	1,118.21	9.98
A-Class	1.64%	11.93%	1,000.00	1,119.30	8.67
C-Class	2.39%	11.55%	1,000.00	1,115.50	12.61
Electronics Fund
Investor Class	1.40%	25.51%	1,000.00	1,255.08	7.87
Advisor Class	1.90%	25.18%	1,000.00	1,251.82	10.67
A-Class	1.64%	25.36%	1,000.00	1,253.59	9.21
C-Class	2.40%	24.99%	1,000.00	1,249.88	13.46
Energy Fund
Investor Class	1.39%	41.07%	1,000.00	1,410.73	8.35
Advisor Class	1.89%	40.74%	1,000.00	1,407.44	11.34
A-Class	1.64%	40.92%	1,000.00	1,409.17	9.85
C-Class	2.39%	40.38%	1,000.00	1,403.83	14.32
Energy Services Fund
Investor Class	1.40%	47.16%	1,000.00	1,471.58	8.63
Advisor Class	1.89%	46.80%	1,000.00	1,468.01	11.63
A-Class	1.64%	46.98%	1,000.00	1,469.75	10.10
C-Class	2.39%	46.42%	1,000.00	1,464.18	14.68
Financial Services Fund
Investor Class	1.40%	14.68%	1,000.00	1,146.76	7.49
Advisor Class	1.89%	14.37%	1,000.00	1,143.73	10.10
A-Class	1.64%	14.53%	1,000.00	1,145.32	8.77
C-Class	2.39%	14.15%	1,000.00	1,141.50	12.76
Health Care Fund
Investor Class	1.39%	13.06%	1,000.00	1,130.61	7.38
Advisor Class	1.89%	12.80%	1,000.00	1,127.99	10.03
A-Class	1.64%	12.96%	1,000.00	1,129.59	8.71
C-Class	2.39%	12.65%	1,000.00	1,126.45	12.67
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	Period[2]

Internet Fund
Investor Class	1.39%	16.41%	$1,000.00	$1,164.11	$7.50
Advisor Class	1.89%	16.16%	1,000.00	1,161.60	10.19
A-Class	1.64%	16.28%	1,000.00	1,162.84	8.84
C-Class	2.39%	15.82%	1,000.00	1,158.18	12.86
Leisure Fund
Investor Class	1.40%	19.43%	1,000.00	1,194.30	7.66
Advisor Class	1.89%	19.11%	1,000.00	1,191.09	10.32
A-Class	1.64%	19.18%	1,000.00	1,191.82	8.96
C-Class	2.39%	18.73%	1,000.00	1,187.33	13.03
Precious Metals Fund
Investor Class	1.29%	15.56%	1,000.00	1,155.64	6.93
Advisor Class	1.79%	15.27%	1,000.00	1,152.67	9.61
A-Class	1.54%	15.42%	1,000.00	1,154.19	8.27
C-Class	2.29%	14.99%	1,000.00	1,149.94	12.27
Retailing Fund
Investor Class	1.40%	15.56%	1,000.00	1,155.61	7.52
Advisor Class	1.89%	15.38%	1,000.00	1,153.78	10.15
A-Class	1.65%	15.47%	1,000.00	1,154.67	8.86
C-Class	2.39%	14.83%	1,000.00	1,148.33	12.80
Technology Fund
Investor Class	1.39%	16.17%	1,000.00	1,161.67	7.49
Advisor Class	1.89%	15.78%	1,000.00	1,157.85	10.17
A-Class	1.64%	16.08%	1,000.00	1,160.84	8.84
C-Class	2.39%	15.57%	1,000.00	1,155.74	12.85
Telecommunications Fund
Investor Class	1.39%	10.02%	1,000.00	1,100.17	7.28
Advisor Class	1.89%	9.68%	1,000.00	1,096.77	9.88
A-Class	1.64%	9.88%	1,000.00	1,098.78	8.58
C-Class	2.39%	9.49%	1,000.00	1,094.94	12.48
Transportation Fund
Investor Class	1.39%	14.56%	1,000.00	1,145.62	7.44
Advisor Class	1.90%	14.27%	1,000.00	1,142.73	10.15
A-Class	1.64%	14.44%	1,000.00	1,144.42	8.77
C-Class	2.39%	13.97%	1,000.00	1,139.65	12.75
Utilities Fund
Investor Class	1.39%	8.79%	1,000.00	1,087.89	7.24
Advisor Class	1.88%	8.56%	1,000.00	1,085.63	9.78
A-Class	1.64%	8.70%	1,000.00	1,087.02	8.53
C-Class	2.39%	8.36%	1,000.00	1,083.61	12.42
6 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	Period[2]

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund
Investor Class	1.39%	5.00%	$1,000.00	$1,018.00	$6.99
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Basic Materials Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.00	6.99
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Biotechnology Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.00	6.99
Advisor Class	1.90%	5.00%	1,000.00	1,015.46	9.55
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Consumer Products Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.00	6.99
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Electronics Fund
Investor Class	1.40%	5.00%	1,000.00	1,017.95	7.04
Advisor Class	1.90%	5.00%	1,000.00	1,015.46	9.55
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.40%	5.00%	1,000.00	1,012.96	12.04
Energy Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.00	6.99
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Energy Services Fund
Investor Class	1.40%	5.00%	1,000.00	1,017.95	7.04
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Financial Services Fund
Investor Class	1.40%	5.00%	1,000.00	1,017.95	7.04
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Health Care Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.00	6.99
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	Period[2]

Internet Fund
Investor Class	1.39%	5.00%	$1,000.00	$1,018.00	$6.99
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Leisure Fund
Investor Class	1.40%	5.00%	1,000.00	1,017.95	7.04
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Precious Metals Fund
Investor Class	1.29%	5.00%	1,000.00	1,018.50	6.49
Advisor Class	1.79%	5.00%	1,000.00	1,016.01	9.00
A-Class	1.54%	5.00%	1,000.00	1,017.25	7.75
C-Class	2.29%	5.00%	1,000.00	1,013.51	11.50
Retailing Fund
Investor Class	1.40%	5.00%	1,000.00	1,017.95	7.04
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.65%	5.00%	1,000.00	1,016.70	8.30
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Technology Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.00	6.99
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Telecommunications Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.00	6.99
Advisor Class	1.89%	5.00%	1,000.00	1,015.51	9.50
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Transportation Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.00	6.99
Advisor Class	1.90%	5.00%	1,000.00	1,015.46	9.55
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99
Utilities Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.00	6.99
Advisor Class	1.88%	5.00%	1,000.00	1,015.56	9.45
A-Class	1.64%	5.00%	1,000.00	1,016.75	8.25
C-Class	2.39%	5.00%	1,000.00	1,013.01	11.99

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2010 to March 31, 2011.
8 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
BANKING FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).
Inception: April 1, 1998
Strong outperformance of the Banking industry in December was the main reason the Fund kept pace with the broader market in 2010. But while credit conditions are gradually improving—and commercial banks are enjoying high levels of capital, ample liquidity and strengthening asset quality—banks are still beset by weak loan demand, face higher levels of potentially delinquent mortgages and are expecting recent financial reform to impact earnings. An underutilized capital markets industry and poor returns from Diversified Financial Services, with heavy exposure to Europe, were drags on Banking Fund performance.
For the one-year period ended March 31, 2011, Banking Fund Investor Class returned -1.66% compared with the S&P 500 Financials Index, which returned 4.01%.
Banco Bradesco S.A. ADR, ICICI Bank Ltd. ADR and Itau Unibanco Holding S.A. ADR were among the best-performing stocks in the Fund for the year. The worst-performing holdings for the period were Bank of America Corp., Wilmington Trust Corp. and Radian Group.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings
(% of Total Net Assets)

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.0%
U.S. Bancorp	3.9%
Bank of America Corp.	3.7%
Bank of New York Mellon Corp.	3.7%
PNC Financial Services Group, Inc.	3.4%
Itau Unibanco Holding S.A. ADR	2.9%
BB&T Corp.	2.6%
Banco Bradesco S.A. ADR	2.4%
SunTrust Banks, Inc.	2.3%

Top Ten Total	33.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
10 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/01/98)			(04/01/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

BANKING FUND	-1.66%	-12.76%	-2.95%	-2.19%	-13.21%	-3.52%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 FINANCIALS INDEX***	4.01%	-10.62%	-2.41%	4.01%	-10.62%	-2.41%

	A-Class						C-Class
	(09/01/04)						(03/30/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

BANKING FUND	-1.89%	-6.54%	-13.02%	-13.87%	-9.12%	-9.79%	-2.58%	-3.55%	-13.55%	-3.97%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	3.29%
S&P 500 FINANCIALS INDEX***	4.01%	4.01%	-10.62%	-10.62%	-5.80%	-5.80%	4.01%	4.01%	-10.62%	-2.41%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Financials Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS	March 31, 2011
BANKING FUND

	Shares	Value

COMMON STOCKS† - 100.9%

FINANCIALS - 100.9%
JPMorgan Chase & Co.	11,532	$531,625
Wells Fargo & Co.	16,390	519,564
U.S. Bancorp	19,508	515,597
Bank of America Corp.	36,763	490,051
Bank of New York Mellon Corp.	16,211	484,223
PNC Financial Services Group, Inc.	7,103	447,417
Itau Unibanco Holding S.A. ADR	15,753	378,861
BB&T Corp.	12,389	340,078
Banco Bradesco S.A. ADR	14,887	308,905
SunTrust Banks, Inc.	10,374	299,186
Fifth Third Bancorp	19,895	276,143
M&T Bank Corp.	2,878	254,617
ICICI Bank Ltd. ADR	4,800	239,184
Regions Financial Corp.	32,309	234,563
CIT Group, Inc.*	5,360	228,068
HSBC Holdings plc ADR	4,367	226,211
KeyCorp	24,887	220,997
New York Community Bancorp, Inc.	12,197	210,520
Comerica, Inc.	5,424	199,169
Bank of Montreal	2,979	193,575
Huntington Bancshares, Inc.	27,886	185,163
Hudson City Bancorp, Inc.	18,304	177,183
Banco Santander S.A. ADR	14,786	173,292
People’s United Financial, Inc.	13,360	168,069
HDFC Bank Ltd. ADR	960	163,142
Marshall & Ilsley Corp.	20,381	162,844
Zions Bancorporation	7,046	162,481
Toronto-Dominion Bank	1,775	157,247
Royal Bank of Canada	2,418	149,843
Cullen	2,523	148,907
Commerce Bancshares, Inc.	3,666	148,253
Banco Santander Brasil S.A. ADR	11,970	146,752
East West Bancorp, Inc.	6,547	143,772
City National Corp.	2,400	136,920
First Horizon National Corp.	12,052	135,103
UBS AG*	7,181	129,617
First Niagara Financial Group, Inc.	9,526	129,363
Associated Banc-Corp.	8,645	128,378
SVB Financial Group*	2,238	127,409
Deutsche Bank AG	2,155	127,296
Signature Bank *	2,205	124,362
Bank of Hawaii Corp.	2,596	124,141
Valley National Bancorp	8,700	121,452
CapitalSource, Inc.	17,200	121,088
Fulton Financial Corp.	10,742	119,344
TCF Financial Corp.	7,398	117,332
Barclays plc ADR	6,452	117,039
Prosperity Bancshares, Inc.	2,678	114,538
Credicorp Ltd.	1,080	113,324
FirstMerit Corp.	6,600	112,596
Webster Financial Corp.	5,164	110,665
MGIC Investment Corp.*	12,269	109,071
Capitol Federal Financial, Inc.	9,601	108,203
Iberiabank Corp.	1,685	101,319
Trustmark Corp.	4,234	99,160
Cathay General Bancorp	5,711	97,373
NewAlliance Bancshares, Inc.	6,470	96,015
Westamerica Bancorporation	1,861	95,600
Washington Federal, Inc.	5,503	95,422
Astoria Financial Corp.	6,542	94,009
Whitney Holding Corp.	6,856	93,379
Umpqua Holdings Corp.	8,147	93,202
Northwest Bancshares, Inc.	7,304	91,592
Wintrust Financial Corp.	2,475	90,956
FNB Corp.	8,596	90,602
Susquehanna Bancshares, Inc.	9,603	89,788
BancorpSouth, Inc.	5,766	89,085
Hancock Holding Co.	2,700	88,668
Radian Group, Inc.	11,904	81,066
Glacier Bancorp, Inc.	5,270	79,314
First Midwest Bancorp, Inc.	6,408	75,550
Provident Financial Services, Inc.	5,075	75,110
Sterling Bancshares, Inc.	8,530	73,443
CVB Financial Corp.	7,440	69,266
Old National Bancorp	6,210	66,571
Texas Capital Bancshares, Inc.*	2,470	64,195
Ocwen Financial Corp.*	5,460	60,169
PrivateBancorp, Inc. — Class A	3,538	54,096

Total Financials		13,217,693

Total Common Stocks (Cost $9,764,681)		13,217,693

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 1.2%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$152,135	152,135

Total Repurchase Agreement (Cost $152,135)		152,135

Total Investments — 102.1% (Cost $9,916,816)		$13,369,828

Liabilities, Less Cash & Other Assets — (2.1)%		(272,229)

Total Net Assets — 100.0%		$13,097,599

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depository Receipt

plc — Public Limited Company

12 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

BANKING FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$13,217,693

Repurchase agreements, at value	152,135
Total investments	13,369,828
Cash	65
Receivables:
Securities sold	3,682,978
Fund shares sold	2,393
Dividends	12,240

Total assets	17,067,504

Liabilities:
Payable for:
Fund shares redeemed	3,940,605
Management fees	7,873
Custodian fees	260
Transfer agent/maintenance fees	2,316
Distribution and service fees	3,159
Portfolio accounting fees	926
Other	14,766

Total liabilities	3,969,905

Net assets	$13,097,599

Net assets consist of:
Paid in capital	$34,936,948
Undistributed net investment income	8,683
Accumulated net realized loss on investments	(25,301,044)
Net unrealized appreciation on investments	3,453,012

Net assets	$13,097,599

Investor Class:
Net assets	$8,710,802
Capital shares outstanding	175,074
Net asset value per share	$49.75

Advisor Class:
Net assets	$629,229
Capital shares outstanding	13,790
Net asset value per share	$45.63

A-Class:
Net assets	$913,296
Capital shares outstanding	19,694
Net asset value per share	$46.38

Maximum offering price per share*	$48.68

C-Class:
Net assets	$2,844,272
Capital shares outstanding	64,359
Net asset value per share	$44.20

Investments, at cost	$9,764,681
Repurchase agreements, at cost	152,135

Total cost	$9,916,816

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $6,595)	$322,222
Interest	153

Total investment income	322,375

Expenses:
Management fees	163,421
Transfer agent and administrative fees	48,065
Distribution and Service fees:
Advisor Class	6,108
A-Class	6,369
C-Class	34,655
Portfolio accounting fees	19,226
Trustees’ fees**	2,110
Miscellaneous	33,739

Total expenses	313,693

Net investment income	8,682

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(187,828)

Net realized loss	(187,828)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,197,289)

Net change in unrealized appreciation (depreciation)	(1,197,289)

Net realized and unrealized loss	(1,385,117)

Net decrease in net assets resulting from operations	$(1,376,435)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 13

BANKING FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$8,682	$53,770
Net realized gain (loss) on investments	(187,828)	7,119,068
Net change in unrealized appreciation (depreciation) on investments	(1,197,289)	2,483,173

Net increase (decrease) in net assets resulting from operations	(1,376,435)	9,656,011

Distributions to shareholders from:
Net investment income
Investor Class	(35,313)	(161,108)
Advisor Class	(5,190)	(40,030)
A-Class	(2,945)	(51,784)
C-Class	(10,322)	(168,412)

Total distributions to shareholders	(53,770)	(421,334)

Capital share transactions:
Proceeds from sale of shares
Investor Class	164,957,214	111,135,030
Advisor Class	24,430,833	10,401,691
A-Class	5,916,707	8,328,262
C-Class	62,239,417	86,585,614
Distributions reinvested
Investor Class	21,325	158,316
Advisor Class	4,972	40,030
A-Class	2,723	51,338
C-Class	8,842	151,140
Cost of shares redeemed
Investor Class	(182,816,064)	(114,422,177)
Advisor Class	(24,348,034)	(12,673,768)
A-Class	(10,663,178)	(3,498,143)
C-Class	(64,846,218)	(85,151,619)

Net increase (decrease) from capital share transactions	(25,091,461)	1,105,714

Net increase (decrease) in net assets	(26,521,666)	10,340,391
Net Assets:
Beginning of year	39,619,265	29,278,874

End of year	$13,097,599	$39,619,265

Undistributed net investment income at end of year	$8,683	$53,771

Capital Share Activity:
Shares sold
Investor Class	3,520,121	2,470,609	†
Advisor Class	551,252	268,841	†
A-Class	125,988	185,253	†
C-Class	1,462,060	2,198,885	†
Shares issued from reinvestment of distributions
Investor Class	484	3,650	†
Advisor Class	123	1,000	†
A-Class	66	1,266	†
C-Class	225	3,875	†
Shares redeemed
Investor Class	(3,864,747)	(2,684,716	)†
Advisor Class	(565,185)	(324,898	)†
A-Class	(240,955)	(79,682	)†
C-Class	(1,521,121)	(2,150,261	)†

Net decrease in shares	(531,689)	(106,178	)†

†	Share amounts for the period April 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.

14 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

BANKING FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010[c]	2009[c]	2008[c]	2007[c]

Per Share Data
Net asset value, beginning of period	$50.73	$32.62	$75.60	$110.30	$108.60

Income (loss) from investment operations:
Net investment income[a]	.13	.28	1.30	2.50	2.00
Net gain (loss) on investments (realized and unrealized)	(.99)	20.05	(42.98)	(36.20)	.50

Total from investment operations	(.86)	20.33	(41.68)	(33.70)	2.50

Less distributions from:
Net investment income	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Total distributions	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Net asset value, end of period	$49.75	$50.73	$32.62	$75.60	$110.30

Total Return[b]	(1.66%)	63.48%	(55.66%)	(30.69%)	2.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,711	$26,340	$23,804	$7,035	$9,229

Ratios to average net assets:
Net investment income	0.27%	0.67%	2.42%	2.59%	1.79%
Total expenses	1.39%	1.38%	1.37%	1.37%	1.32%

Portfolio turnover rate	1,130%	986%	1,055%	1,417%	954%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010[c]	2009[c]	2008[c]	2007[c]

Per Share Data
Net asset value, beginning of period	$46.79	$30.36	$70.70	$103.90	$103.00

Income (loss) from investment operations:
Net investment income (loss)[a]	(.08)	.06	1.20	2.00	1.10
Net gain (loss) on investments (realized and unrealized)	(.96)	18.59	(40.24)	(34.20)	.60

Total from investment operations	(1.04)	18.65	(39.04)	(32.20)	1.70

Less distributions from:
Net investment income	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Total distributions	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Net asset value, end of period	$45.63	$46.79	$30.36	$70.70	$103.90

Total Return[b]	(2.19%)	62.66%	(55.70%)	(31.14%)	1.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$629	$1,291	$2,509	$1,449	$1,836

Ratios to average net assets:
Net investment income (loss)	(0.18%)	0.17%	2.42%	2.32%	1.08%
Total expenses	1.89%	1.88%	1.88%	1.85%	1.88%

Portfolio turnover rate	1,130%	986%	1,055%	1,417%	954%

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 15

BANKING FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010[c]	2009[c]	2008[c]	2007[c]

Per Share Data
Net asset value, beginning of period	$47.41	$30.67	$71.50	$104.70	$103.40

Income (loss) from investment operations:
Net investment income[a]	.04	.02	1.30	2.00	1.70
Net gain (loss) on investments (realized and unrealized)	(.95)	18.94	(40.83)	(34.20)	.40

Total from investment operations	(.91)	18.96	(39.53)	(32.20)	2.10

Less distributions from:
Net investment income	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Total distributions	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Net asset value, end of period	$46.38	$47.41	$30.67	$71.50	$104.70

Total Return[b]	(1.89%)	63.04%	(55.77%)	(30.90%)	1.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$913	$6,381	$851	$547	$187

Ratios to average net assets:
Net investment income	0.09%	0.06%	2.71%	2.33%	1.54%
Total expenses	1.64%	1.63%	1.62%	1.55%	1.62%

Portfolio turnover rate	1,130%	986%	1,055%	1,417%	954%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010[c]	2009[c]	2008[c]	2007[c]

Per Share Data
Net asset value, beginning of period	$45.51	$29.90	$69.50	$102.70	$102.00

Income (loss) from investment operations:
Net investment income (loss)[a]	(.29)	(.16)	.90	1.60	.70
Net gain (loss) on investments (realized and unrealized)	(.90)	17.99	(39.20)	(33.80)	.80

Total from investment operations	(1.19)	17.83	(38.30)	(32.20)	1.50

Less distributions from:
Net investment income	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Total distributions	(.12)	(2.22)	(1.30)	(1.00)	(.80)

Net asset value, end of period	$44.20	$45.51	$29.90	$69.50	$102.70

Total Return[b]	(2.58%)	60.86%	(55.64%)	(31.51%)	1.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,844	$5,607	$2,114	$3,408	$3,180

Ratios to average net assets:
Net investment income (loss)	(0.67%)	(0.42%)	1.82%	1.89%	0.63%
Total expenses	2.38%	2.38%	2.40%	2.35%	2.37%

Portfolio turnover rate	1,130%	986%	1,055%	1,417%	954%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[c]	Per share amounts for the period March 31, 2006 — April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.

16 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011

BASIC MATERIALS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).
Inception: April 1, 1998
For the one-year period ended March 31, 2011, Basic Materials Fund Investor Class returned 26.50% compared with 24.31% for the S&P 500 Materials Index.
The Basic Materials sector was an underperformer for much of 2010, but awakened along with improving economic conditions that solidified demand in the space. Materials stocks have also benefited from the weakening dollar and rising commodity prices, although the latter also drive up production costs. While some segments of this sector (such as industrial metals) are tied closely with global economic growth, the U.S. materials sectors is driven more by performance in chemicals and agricultural products.
Within the sector, both the Chemicals and the Metals & Mining industries turned in very strong performances, rising 33% and 24%, respectively, providing almost all of the Fund’s return. Lightly weighted Construction Materials was the smallest contributor to Fund performance.
The top-performing holdings were Potash Corporation of Saskatchewan, Inc., Silver Wheaton Corp. and E.I. DuPont de Nemours & Co. The worst-performing holdings included Gerdau S.A. ADR, Cia Siderurgica Nacional S.A. ADR and ArcelorMittal.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings
(% of Total Net Assets)

Barrick Gold Corp.	2.5%
E.I. du Pont de Nemours & Co.	2.5%
Freeport-McMoRan Copper & Gold, Inc.	2.4%
Dow Chemical Co.	2.3%
Goldcorp, Inc.	2.2%
Monsanto Co.	2.2%
Vale S.A. — Class B ADR	2.0%
Mosaic Co.	2.0%
Southern Copper Co.	1.9%
Praxair, Inc.	1.9%

Top Ten Total	21.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
18 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/01/98)			(04/14/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

BASIC MATERIALS FUND	26.50%	10.61%	11.02%	25.88%	10.05%	10.49%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 MATERIALS INDEX***	24.31%	6.95%	9.83%	24.31%	6.95%	9.83%

	A-Class						C-Class
	(09/01/04)						(05/03/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

BASIC MATERIALS FUND	26.20%	20.20%	10.35%	9.28%	12.59%	11.76%	25.21%	24.21%	9.50%	8.95%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	2.55%
S&P 500 MATERIALS INDEX***	24.31%	24.31%	6.95%	6.95%	9.09%	9.09%	24.31%	24.31%	6.95%	8.74%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Materials Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS	March 31, 2011

BASIC MATERIALS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

MATERIALS - 98.3%
Barrick Gold Corp.	57,448	$2,982,126
E. I. du Pont de Nemours & Co.	53,069	2,917,204
Freeport-McMoRan Copper & Gold, Inc.	51,240	2,846,382
Dow Chemical Co.	73,738	2,783,610
Goldcorp, Inc.	52,709	2,624,908
Monsanto Co.	35,932	2,596,447
Vale S.A. — Class B ADR	73,954	2,466,366
Mosaic Co.	30,376	2,392,110
Southern Copper Co.	56,780	2,286,531
Praxair, Inc.	22,318	2,267,509
Potash Corporation of Saskatchewan, Inc.	37,324	2,199,503
Newmont Mining Co.	39,824	2,173,594
Alcoa, Inc.	102,932	1,816,750
Air Products & Chemicals, Inc.	20,133	1,815,594
AngloGold Ashanti Ltd. ADR	37,447	1,795,584
Kinross Gold Corp.	111,975	1,763,606
Silver Wheaton Corp.	38,226	1,657,480
PPG Industries, Inc.	17,034	1,621,807
International Paper Co.	51,221	1,545,850
Cliffs Natural Resources, Inc.	15,681	1,541,130
Nucor Corp.	33,368	1,535,595
Gold Fields Ltd. ADR	83,965	1,466,029
BHP Billiton Ltd. ADR	15,014	1,439,542
Ecolab, Inc.	27,711	1,413,816
Cia de Minas Buenaventura S.A. ADR	32,485	1,395,880
Agnico-Eagle Mines Ltd.	20,394	1,353,142
CF Industries Holdings, Inc.	9,044	1,237,129
Rio Tinto plc ADR	17,286	1,229,380
Yamana Gold, Inc.	99,373	1,223,282
Sherwin-Williams Co.	14,560	1,222,895
LyondellBasell Industries N.V. — Class A*	29,600	1,170,680
Randgold Resources Ltd. ADR*	14,199	1,157,786
Sigma-Aldrich Corp.	17,922	1,140,556
Molycorp, Inc.*	18,900	1,134,378
Agrium, Inc.	12,293	1,134,152
Teck Resources Ltd. — Class B	21,369	1,132,984
Celanese Corp. — Class A	25,252	1,120,431
Walter Energy, Inc.	8,260	1,118,652
ArcelorMittal	30,863	1,115,697
Allegheny Technologies, Inc.	16,078	1,088,802
United States Steel Co.	20,123	1,085,435
Eastman Chemical Co.	10,917	1,084,276
Ball Corp.	28,844	1,034,058
Lubrizol Corp.	7,717	1,033,769
Crown Holdings, Inc.*	26,737	1,031,513
FMC Corp.	12,058	1,024,086
Cemex SAB de CV ADR*	114,229	1,020,064
Vulcan Materials Co.	22,215	1,013,004
Cia Siderurgica Nacional S.A. ADR	60,583	1,009,313
Gerdau S.A. ADR	79,890	998,625
Albemarle Corp.	16,594	991,823
Airgas, Inc.	14,932	991,783
MeadWestvaco Corp.	31,196	946,175
Mechel ADR	30,500	939,095
Ivanhoe Mines Ltd.*	33,700	925,402
International Flavors & Fragrances, Inc.	14,777	920,607
Owens-Illinois, Inc.*	30,468	919,829
IAMGOLD Corp.	41,115	905,352
Novagold Resources, Inc.*	68,700	893,100
POSCO ADR	7,563	864,375
Reliance Steel & Aluminum Co.	14,914	861,731
Sealed Air Corp.	32,098	855,732
Silvercorp Metals, Inc.	58,600	853,802
Ashland, Inc.	14,682	848,032
Eldorado Gold Corp.	52,080	846,821
Huntsman Corp.	48,448	842,026
Pan American Silver Corp.	22,526	836,390
Martin Marietta Materials, Inc.	9,209	825,771
Scotts Miracle-Gro Co. — Class A	13,994	809,553
Steel Dynamics, Inc.	43,090	808,799
Domtar Corp.	8,780	805,828
Nalco Holding Co.	29,304	800,292
Valspar Corp.	20,452	799,673
Westlake Chemical Corp.	14,200	798,040
Coeur d’Alene Mines Corp.*	22,900	796,462
Rockwood Holdings, Inc.*	16,150	794,903
Sonoco Products Co.	21,829	790,865
Smurfit-Stone Container Corp.*	20,300	784,595
Bemis Company, Inc.	23,712	777,991
Allied Nevada Gold Corp.*	21,700	769,916
Aptargroup, Inc.	15,200	761,976
Titanium Metals Corp.*	40,465	751,840
Solutia, Inc.*	29,280	743,712
RPM International, Inc.	30,832	731,643
Packaging Corporation of America	24,881	718,812
Hecla Mining Co.*	77,700	705,516
Compass Minerals International, Inc.	7,529	704,187
WR Grace & Co.*	18,347	702,507
Cabot Corp.	15,100	698,979
Rock-Tenn Co. — Class A	10,014	694,471
Cytec Industries, Inc.	12,545	682,072
Temple-Inland, Inc.	29,146	682,016
Silver Standard Resources, Inc.*	21,700	680,946
Royal Gold, Inc.	12,944	678,266
Silgan Holdings, Inc.	17,660	673,552
Stillwater Mining Co.*	29,100	667,263
Intrepid Potash, Inc.*	18,987	661,127
Commercial Metals Co.	33,849	584,572
Thompson Creek Metals Company, Inc.*	45,300	568,062

20 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011

BASIC MATERIALS FUND

	Shares	Value

Schnitzer Steel Industries, Inc. — Class A	8,300	$539,583
AK Steel Holding Corp.	32,703	516,053

Total Materials		119,010,960

FINANCIALS - 1.2%
Weyerhaeuser Co.	59,477	1,463,134

Total Common Stocks (Cost $78,051,612)		120,474,094

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 1.0%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$1,210,331	1,210,331

Total Repurchase Agreement (Cost $1,210,331)		1,210,331

Total Investments — 100.5% (Cost $79,261,943)		$121,684,425

Liabilities, Less Cash & Other Assets — (0.5)%		(553,179)

Total Net Assets — 100.0%		$121,131,246

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 21

BASIC MATERIALS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$120,474,094
Repurchase agreements, at value	1,210,331

Total investments	121,684,425
Cash	32,944
Receivables:
Fund shares sold	1,037,935
Dividends	82,387

Total assets	122,837,691

Liabilities:
Payable for:
Securities purchased	765,784
Fund shares redeemed	715,369
Management fees	85,178
Custodian fees	2,876
Transfer agent/maintenance fees	25,052
Distribution and service fees	19,407
Portfolio accounting fees	10,021
Other	82,758

Total liabilities	1,706,445

Net Assets	$121,131,246

Net assets consist of:
Paid in capital	$104,957,387
Accumulated net investment loss	(28,515)
Accumulated net realized loss on investments	(26,220,108)
Net unrealized appreciation on investments	42,422,482

Net assets	$121,131,246

Investor Class:
Net assets	$73,606,227
Capital shares outstanding	1,305,997
Net asset value per share	$56.36

Advisor Class:
Net assets	$15,985,614
Capital shares outstanding	301,591
Net asset value per share	$53.00

A-Class:
Net assets	$18,186,579
Capital shares outstanding	336,858
Net asset value per share	$53.99

Maximum offering price per share*	$56.68

C-Class:
Net assets	$13,352,826
Capital shares outstanding	262,832
Net asset value per share	$50.80

Investments, at cost	$78,051,612
Repurchase agreements, at cost	1,210,331

Total cost	$79,261,943

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $22,958)	$1,466,321
Interest	837

Total investment income	1,467,158

Expenses:
Management fees	885,645
Transfer agent and administrative fees	260,483
Distribution and Service fees:
Advisor Class	40,795
A-Class	28,273
C-Class	101,719
Portfolio accounting fees	104,192
Trustees’ fees**	9,180
Miscellaneous	185,785

Total expenses	1,616,072

Net investment loss	(148,914)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,009,906

Net realized gain	11,009,906

Net change in unrealized appreciation (depreciation) on:
Investments	16,475,314

Net change in unrealized appreciation (depreciation)	16,475,314

Net realized and unrealized gain	27,485,220

Net increase in net assets resulting from operations	$27,336,306

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

BASIC MATERIALS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(148,914)	$418,960
Net realized gain on investments	11,009,906	2,711,773
Net change in unrealized appreciation (depreciation) on investments	16,475,314	18,662,144

Net increase in net assets resulting from operations	27,336,306	21,792,877

Distributions to shareholders from:
Net investment income
Investor Class	(222,370)	(236,906)
Advisor Class	(21,324)	(29,177)
A-Class	(31,662)	(18,345)
C-Class	(29,598)	(26,067)

Total distributions to shareholders	(304,954)	(310,495)

Capital share transactions:
Proceeds from sale of shares
Investor Class	290,808,232	327,399,075
Advisor Class	30,920,509	35,932,170
A-Class	17,579,705	10,740,343
C-Class	122,015,297	71,801,108
Distributions reinvested
Investor Class	206,954	220,842
Advisor Class	20,596	20,624
A-Class	25,164	16,149
C-Class	28,100	24,977
Cost of shares redeemed
Investor Class	(282,325,246)	(395,861,863)
Advisor Class	(25,392,783)	(34,027,602)
A-Class	(10,581,967)	(8,721,203)
C-Class	(119,870,587)	(69,843,154)

Net increase (decrease) from capital share transactions	23,433,974	(62,298,534)

Net increase (decrease) in net assets	50,465,326	(40,816,152)
Net assets:
Beginning of year	70,665,920	111,482,072

End of year	$121,131,246	$70,665,920

Undistributed/(Accumulated) net investment income/(loss) at end of year	$(28,515)	$304,957

Capital share activity:
Shares sold
Investor Class	6,100,024	8,763,665
Advisor Class	676,750	993,888
A-Class	361,833	293,045
C-Class	2,837,089	2,030,076
Shares issued from reinvestment of distributions
Investor Class	4,118	5,201
Advisor Class	435	513
A-Class	522	396
C-Class	618	644
Shares redeemed
Investor Class	(5,796,546)	(11,371,550)
Advisor Class	(584,091)	(966,463)
A-Class	(215,761)	(254,082)
C-Class	(2,799,223)	(1,965,846)

Net increase (decrease) in shares	585,768	(2,470,513)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 23

BASIC MATERIALS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$44.65	$27.43	$50.49	$42.25	$35.23

Income (loss) from investment operations:
Net investment income[a]	— [b]	.24	.20	.15	.41
Net gain (loss) on investments (realized and unrealized)	11.82	17.07	(22.77)	8.18	6.91

Total from investment operations	11.82	17.31	(22.57)	8.33	7.32

Less distributions from:
Net investment income	(.11)	(.09)	(.49)	(.09)	(.30)

Total distributions	(.11)	(.09)	(.49)	(.09)	(.30)

Net asset value, end of period	$56.36	$44.65	$27.43	$50.49	$42.25

Total Return[c]	26.50%	63.12%	(44.54%)	19.71%	20.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,606	$44,582	$98,767	$120,870	$68,862

Ratios to average net assets:
Net investment income	0.00%	0.65%	0.46%	0.31%	1.09%
Total expenses	1.39%	1.39%	1.37%	1.37%	1.36%

Portfolio turnover rate	292%	455%	288%	225%	442%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$42.20	$26.06	$48.27	$40.61	$34.03

Income (loss) from investment operations:
Net investment income (loss)[a]	(.20)	.03	.05	(.11)	.26
Net gain (loss) on investments (realized and unrealized)	11.11	16.20	(21.77)	7.86	6.62

Total from investment operations	10.91	16.23	(21.72)	7.75	6.88

Less distributions from:
Net investment income	(.11)	(.09)	(.49)	(.09)	(.30)

Total distributions	(.11)	(.09)	(.49)	(.09)	(.30)

Net asset value, end of period	$53.00	$42.20	$26.06	$48.27	$40.61

Total Return[c]	25.88%	62.30%	(44.83%)	19.08%	20.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,986	$8,799	$4,705	$11,899	$15,974

Ratios to average net assets:
Net investment income (loss)	(0.44%)	0.07%	0.13%	(0.25%)	0.72%
Total expenses	1.89%	1.89%	1.88%	1.87%	1.87%

Portfolio turnover rate	292%	455%	288%	225%	442%

24 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

BASIC MATERIALS FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$42.88	$26.41	$48.80	$40.92	$34.19

Income (loss) from investment operations:
Net investment income (loss)[a]	(.09)	.15	.12	.03	.33
Net gain (loss) on investments (realized and unrealized)	11.31	16.41	(22.02)	7.94	6.70

Total from investment operations	11.22	16.56	(21.90)	7.97	7.03

Less distributions from:
Net investment income	(.11)	(.09)	(.49)	(.09)	(.30)

Total distributions	(.11)	(.09)	(.49)	(.09)	(.30)

Net asset value, end of period	$53.99	$42.88	$26.41	$48.80	$40.92

Total Return[c]	26.20%	62.72%	(44.71%)	19.47%	20.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,187	$8,159	$3,986	$6,985	$2,076

Ratios to average net assets:
Net investment income (loss)	(0.19%)	0.40%	0.30%	0.07%	0.92%
Total expenses	1.64%	1.65%	1.63%	1.62%	1.62%

Portfolio turnover rate	292%	455%	288%	225%	442%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$40.67	$25.24	$47.02	$39.76	$33.48

Income (loss) from investment operations:
Net investment income (loss)[a]	(.40)	(.13)	(.18)	(.28)	.04
Net gain (loss) on investments (realized and unrealized)	10.64	15.65	(21.11)	7.63	6.54

Total from investment operations	10.24	15.52	(21.29)	7.35	6.58

Less distributions from:
Net investment income	(.11)	(.09)	(.49)	(.09)	(.30)

Total distributions	(.11)	(.09)	(.49)	(.09)	(.30)

Net asset value, end of period	$50.80	$40.67	$25.24	$47.02	$39.76

Total Return[c]	25.21%	61.51%	(45.11%)	18.48%	19.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,353	$9,125	$4,024	$12,725	$7,017

Ratios to average net assets:
Net investment income (loss)	(0.93%)	(0.37%)	(0.46%)	(0.63%)	0.11%
Total expenses	2.39%	2.40%	2.38%	2.37%	2.37%

Portfolio turnover rate	292%	455%	288%	225%	442%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Net investment income is less than $0.01 per share.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 25

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011

BIOTECHNOLOGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Inception: April 1, 1998

For the one-year period ended March 31, 2011, Biotechnology Fund Investor Class returned 6.66% compared with the S&P 500 Health Care Index, which returned 5.11%.
This capital-intensive industry did not enjoy a rush of capital during the year. This factor, along with the perception that the FDA takes too long to review new drugs and too-quickly rejects new therapies and technologies because of possible future side effects, restrained performance of the industry and the Fund. Among industry news was the $18.5 billion takeover bid of Genzyme, the world’s largest manufacturer of medicines for genetic diseases, by the French company Sanofi-Aventis S.A. After the initial offer was rejected, the two companies agreed on a $20.1 billion deal in February.
Almost all the Fund’s performance was driven by holdings in the Biotechnology segment. Lightly weighted Pharmaceuticals returned nearly 50%, contributing less than a percentage point to Fund return.
The best-performing stocks in the Fund were Genzyme Corp., Alexion Pharmaceuticals, Inc. and Biogen Idec, Inc. The worst-performing stocks in the Fund included Amgen, Inc., Amylin Pharmaceuticals, Inc. and Gilead Sciences, Inc.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings
(% of Total Net Assets)

Amgen, Inc.	9.3%
Gilead Sciences, Inc.	8.1%
Celgene Corp.	7.1%
Genzyme Corp.	6.0%
Biogen Idec, Inc.	5.8%
Vertex Pharmaceuticals, Inc.	4.4%
Alexion Pharmaceuticals, Inc.	4.2%
Dendreon Corp.	3.3%
Human Genome Sciences, Inc.	3.1%
Pharmasset, Inc.	2.8%

Top Ten Total	54.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
26 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/01/98)			(04/01/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

BIOTECHNOLOGY FUND	6.66%	4.45%	3.02%	6.08%	3.94%	2.51%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 HEALTH CARE INDEX***	5.11%	2.73%	1.93%	5.11%	2.73%	1.93%

	A-Class						C-Class
	(09/01/04)						(03/30/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

BIOTECHNOLOGY FUND	6.39%	1.32%	4.20%	3.19%	6.84%	6.05%	5.65%	4.65%	3.45%	1.99%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	3.29%
S&P 500 HEALTH CARE INDEX***	5.11%	5.11%	2.73%	2.73%	3.72%	3.72%	5.11%	5.11%	2.73%	1.93%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS	March 31, 2011

BIOTECHNOLOGY FUND

	Shares	Value
| |
COMMON STOCKS† - 99.3%

HEALTH CARE - 99.3%
Amgen, Inc.*	100,010	$5,345,534
Gilead Sciences, Inc.*	109,589	4,650,956
Celgene Corp.*	71,598	4,119,032
Genzyme Corp.*	45,394	3,456,752
Biogen Idec, Inc.*	45,833	3,363,684
Vertex Pharmaceuticals, Inc.*	53,091	2,544,652
Alexion Pharmaceuticals, Inc.*	24,745	2,441,837
Dendreon Corp.*	50,871	1,904,102
Human Genome Sciences, Inc.*	65,515	1,798,387
Pharmasset, Inc.*	20,253	1,594,114
United Therapeutics Corp.*	23,081	1,546,889
Regeneron Pharmaceuticals, Inc.*	33,897	1,523,331
InterMune, Inc.*	29,225	1,379,128
BioMarin Pharmaceutical, Inc.*	50,167	1,260,697
Onyx Pharmaceuticals, Inc.*	33,101	1,164,493
Talecris Biotherapeutics Holdings Corp.*	42,972	1,151,650
Incyte Corporation Ltd.*	70,339	1,114,873
Cephalon, Inc.*	14,643	1,109,647
Seattle Genetics, Inc.*	70,674	1,100,394
Amylin Pharmaceuticals, Inc.*	90,327	1,027,018
Theravance, Inc.*	40,755	987,086
Cubist Pharmaceuticals, Inc.*	37,926	957,252
Exelixis, Inc.*	83,810	947,053
Ariad Pharmaceuticals, Inc.*	112,025	842,428
Myriad Genetics, Inc.*	41,718	840,618
Cepheid, Inc.*	26,910	754,018
Acorda Therapeutics, Inc.*	32,116	745,091
Savient Pharmaceuticals, Inc.*	68,860	729,916
PDL BioPharma, Inc.	124,813	723,915
Momenta Pharmaceuticals, Inc.*	45,195	716,341
Alkermes, Inc.*	53,925	698,329
SIGA Technologies, Inc.*	52,945	640,635
Clinical Data, Inc.*	19,700	596,910
Enzon Pharmaceuticals, Inc.*	49,145	535,681
Isis Pharmaceuticals, Inc.*	56,367	509,558
Amarin Corporation plc ADR*	62,900	459,170
NPS Pharmaceuticals, Inc.*	47,700	456,489
Medivation, Inc.*	24,400	454,816
Sangamo Biosciences, Inc.*	47,900	399,007
AMAG Pharmaceuticals, Inc.*	23,235	388,025
Immunogen, Inc.*	37,005	335,635

Total Health Care		57,315,143

Total Common Stocks (Cost $24,371,016)		57,315,143

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 2.5%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$1,443,098	$1,443,098

Total Repurchase Agreement (Cost $1,443,098)		1,443,098

Total Investments — 101.8% (Cost $25,814,114)		$58,758,241

Liabilities, Less Other Assets — (1.8)%		(1,058,098)

Total Net Assets — 100.0%		$57,700,143

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

28 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

BIOTECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$57,315,143
Repurchase agreements, at value	1,443,098

Total investments	58,758,241
Receivables:
Fund shares sold	1,227,184

Total assets	59,985,425

Liabilities:
Payable for:
Securities purchased	1,962,646
Fund shares redeemed	205,156
Management fees	40,406
Custodian fees	1,615
Transfer agent/maintenance fees	11,884
Distribution and service fees	5,596
Portfolio accounting fees	4,754
Other	53,225

Total liabilities	2,285,282

Net assets	$57,700,143

Net assets consist of:
Paid in capital	$85,976,548
Accumulated net investment loss	(7,214)
Accumulated net realized loss on investments	(61,213,318)
Net unrealized appreciation on investments	32,944,127

Net assets	$57,700,143

Investor Class:
Net assets	$44,686,339
Capital shares outstanding	1,532,285
Net asset value per share	$29.16

Advisor Class:
Net assets	$7,409,665
Capital shares outstanding	272,166
Net asset value per share	$27.22

A-Class:
Net assets	$2,211,490
Capital shares outstanding	80,022
Net asset value per share	$27.64

Maximum offering price per share*	$29.02

C-Class:
Net assets	$3,392,649
Capital shares outstanding	128,620
Net asset value per share	$26.38

Investments, at cost	$24,371,016
Repurchase agreements, at cost	1,443,098

Total cost	$25,814,114

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2011

Investment Income:
Dividends	$78,335
Interest	579

Total investment income	78,914

Expenses:
Management fees	535,192
Transfer agent and administrative fees	157,409
Distribution and Service fees:
Advisor Class	28,557
A-Class	5,853
C-Class	35,685
Portfolio accounting fees	62,963
Trustees’ fees**	7,645
Miscellaneous	110,278

Total expenses	943,582

Net investment loss	(864,668)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,894,249

Net realized gain	5,894,249

Net change in unrealized appreciation (depreciation) on:
Investments	(5,568,909)

Net change in unrealized appreciation (depreciation)	(5,568,909)

Net realized and unrealized gain	325,340

Net decrease in net assets resulting from operations	$(539,328)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 29

BIOTECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(864,668)	$(1,027,989)
Net realized gain on investments	5,894,249	23,271,294
Net change in unrealized appreciation (depreciation) on investments	(5,568,909)	17,120,769

Net increase (decrease) in net assets resulting from operations	(539,328)	39,364,074

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	200,353,498	382,174,346
Advisor Class	32,859,417	30,320,268
A-Class	4,397,821	3,174,070
C-Class	83,602,839	62,222,359
Cost of shares redeemed
Investor Class	(302,455,838)	(335,407,314)
Advisor Class	(34,822,391)	(30,117,369)
A-Class	(5,002,905)	(5,562,086)
C-Class	(85,042,173)	(62,697,371)

Net increase (decrease) from capital share transactions	(106,109,732)	44,106,903

Net increase (decrease) in net assets	(106,649,060)	83,470,977
Net assets:
Beginning of year	164,349,203	80,878,226

End of year	$57,700,143	$164,349,203

Accumulated net investment loss at end of year	$(7,214)	$—

Capital share activity:
Shares sold
Investor Class	7,766,203	16,314,815
Advisor Class	1,325,998	1,372,828
A-Class	181,773	138,965
C-Class	3,546,616	2,885,464
Shares redeemed
Investor Class	(11,632,862)	(14,313,826)
Advisor Class	(1,410,259)	(1,381,852)
A-Class	(212,222)	(264,013)
C-Class	(3,606,457)	(2,922,461)

Net increase (decrease) in shares	(4,041,210)	1,829,920

30 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

BIOTECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data

Net asset value, beginning of period	$27.34	$19.37	$21.51	$21.21	$23.45

Income (loss) from investment operations:
Net investment loss[a]	(.33)	(.21)	(.19)	(.22)	(.27)
Net gain (loss) on investments (realized and unrealized)	2.15	8.18	(1.95)	.52	(1.97)

Total from investment operations	1.82	7.97	(2.14)	.30	(2.24)

Net asset value, end of period	$29.16	$27.34	$19.37	$21.51	$21.21

Total Return[b]	6.66%	41.15%	(9.95%)	1.41%	(9.55%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,686	$147,631	$65,829	$47,696	$61,366

Ratios to average net assets:
Net investment loss	(1.26%)	(0.90%)	(0.86%)	(0.94%)	(1.23%)
Total expenses	1.39%	1.39%	1.38%	1.39%	1.37%

Portfolio turnover rate	337%	316%	370%	193%	269%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.66	$18.27	$20.39	$20.20	$22.44

Income (loss) from investment operations:
Net investment loss[a]	(.43)	(.30)	(.29)	(.31)	(.37)
Net gain (loss) on investments (realized and unrealized)	1.99	7.69	(1.83)	.50	(1.87)

Total from investment operations	1.56	7.39	(2.12)	.19	(2.24)

Net asset value, end of period	$27.22	$25.66	$18.27	$20.39	$20.20

Total Return[b]	6.08%	40.45%	(10.40%)	0.94%	(9.98%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,410	$9,144	$6,675	$4,220	$5,295

Ratios to average net assets:
Net investment loss	(1.77%)	(1.38%)	(1.40%)	(1.42%)	(1.75%)
Total expenses	1.89%	1.89%	1.88%	1.89%	1.87%

Portfolio turnover rate	337%	316%	370%	193%	269%

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 31

BIOTECHNOLOGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data

Net asset value, beginning of period	$25.98	$18.45	$20.54	$20.30	$22.50

Income (loss) from investment operations:
Net investment loss[a]	(.37)	(.25)	(.24)	(.27)	(.31)
Net gain (loss) on investments (realized and unrealized)	2.03	7.78	(1.85)	.51	(1.89)

Total from investment operations	1.66	7.53	(2.09)	.24	(2.20)

Net asset value, end of period	$27.64	$25.98	$18.45	$20.54	$20.30

Total Return[b]	6.39%	40.81%	(10.18%)	1.18%	(9.78%)

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$2,211	$2,869	$4,346	$2,321	$849

Ratios to average net assets:
Net investment loss	(1.51%)	(1.12%)	(1.17%)	(1.26%)	(1.50%)
Total expenses	1.64%	1.64%	1.64%	1.62%	1.62%

Portfolio turnover rate	337%	316%	370%	193%	269%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data

Net asset value, beginning of period	$24.96	$17.87	$20.03	$19.95	$22.27

Income (loss) from investment operations:
Net investment loss[a]	(.54)	(.38)	(.38)	(.42)	(.46)
Net gain (loss) on investments (realized and unrealized)	1.96	7.47	(1.78)	.50	(1.86)

Total from investment operations	1.42	7.09	(2.16)	.08	(2.32)

Net asset value, end of period	$26.38	$24.96	$17.87	$20.03	$19.95

Total Return[b]	5.65%	39.68%	(10.78%)	0.40%	(10.42%)

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$3,393	$4,705	$4,028	$3,671	$2,678

Ratios to average net assets:
Net investment loss	(2.27%)	(1.78%)	(1.89%)	(1.99%)	(2.23%)
Total expenses	2.39%	2.39%	2.39%	2.38%	2.36%

Portfolio turnover rate	337%	316%	370%	193%	269%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

32 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
CONSUMER PRODUCTS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).
Inception: July 6, 1998
Consumer Products firms performed well, with solid fundamentals—wage growth that was kept in check, lean inventories and strong expense control. But the rise in commodity prices and the group’s lack of pricing power could compress margins going forward. Among the best-performing segments are those with high exposure to emerging markets and strong brands in domestic markets. As a defensive sector, consumer products may do well if the economic recovery stumbles.
For the one-year period ended March 31, 2011, Consumer Products Fund Investor Class returned 14.81%, compared with a gain of 10.56% for the S&P 500 Consumer Staples Index. All industries in the sector were higher for the year.
Within the sector, the Food Products, Beverages and Tobacco industries were the biggest contributors to Fund performance. Household Products was the weakest contributor to Fund performance.
Fund performance for the year got the biggest boost from Philip Morris International, Inc., Coca-Cola Co. and Altria Group, Inc. The weakest performers were Central European Distribution Corp., SUPERVALU, Inc. and Dean Foods Co.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

Investor Class	July 6, 1998
Advisor Class	August 17, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001
Ten Largest Holdings
(% of Total Net Assets)

Procter & Gamble Co.	5.9%
Coca-Cola Co.	5.8%
Philip Morris International, Inc.	5.0%
PepsiCo, Inc.	4.6%
Altria Group, Inc.	3.4%
Kraft Foods, Inc. — Class A	3.3%
Colgate-Palmolive Co.	2.9%
Kimberly-Clark Corp.	2.3%
Archer-Daniels-Midland Co.	2.2%
General Mills, Inc.	2.2%

Top Ten Total	37.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
34 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(07/06/98)			(08/17/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

CONSUMER PRODUCTS FUND	14.81%	7.41%	7.75%	14.32%	6.89%	7.27%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 CONSUMER STAPLES INDEX***	10.56%	7.95%	6.34%	10.56%	7.95%	6.34%

	A-Class						C-Class
	(09/01/04)						(07/24/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

CONSUMER PRODUCTS FUND	14.58%	9.14%	7.15%	6.11%	7.11%	6.32%	13.78%	12.84%	6.36%	6.80%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	3.26%
S&P 500 CONSUMER STAPLES INDEX***	10.56%	10.56%	7.95%	7.95%	7.60%	7.60%	10.56%	10.56%	7.95%	6.86%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS	March 31, 2011
CONSUMER PRODUCTS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

CONSUMER STAPLES - 99.5%
Procter & Gamble Co.	67,145	$4,136,131
Coca-Cola Co.	60,575	4,019,151
Philip Morris International, Inc.	53,461	3,508,646
PepsiCo, Inc.	49,392	3,181,339
Altria Group, Inc.	92,455	2,406,604
Kraft Foods, Inc. — Class A	74,492	2,336,068
Colgate-Palmolive Co.	25,053	2,023,280
Kimberly-Clark Corp.	24,747	1,615,237
Archer-Daniels-Midland Co.	42,342	1,524,735
General Mills, Inc.	41,587	1,520,005
Reynolds American, Inc.	41,778	1,484,372
Estee Lauder Companies, Inc. — Class A	14,890	1,434,800
Kellogg Co.	25,914	1,398,838
Lorillard, Inc.	13,218	1,255,842
Sysco Corp.	45,015	1,246,916
HJ Heinz Co.	25,327	1,236,464
Kroger Co.	50,543	1,211,515
Mead Johnson Nutrition Co. — Class A	19,249	1,115,095
Avon Products, Inc.	40,202	1,087,062
Whole Foods Market, Inc.	16,140	1,063,626
Hershey Co.	19,555	1,062,814
Sara Lee Corp.	60,115	1,062,232
Bunge Ltd.	14,650	1,059,635
ConAgra Foods, Inc.	43,741	1,038,849
Campbell Soup Co.	30,477	1,009,093
Brown-Forman Corp. — Class B	14,773	1,008,996
Clorox Co.	13,879	972,502
Coca-Cola Enterprises, Inc.	35,534	970,078
Molson Coors Brewing Co. — Class B	20,487	960,636
Safeway, Inc.	39,675	933,950
JM Smucker Co.	12,902	921,074
Green Mountain Coffee Roasters, Inc.*	14,178	916,041
Cia de Bebidas das Americas ADR	32,140	909,883
Dr Pepper Snapple Group, Inc.	23,905	888,310
Tyson Foods, Inc. — Class A	45,270	868,731
Hormel Foods Corp.	30,856	859,031
McCormick & Company, Inc.	17,886	855,487
Unilever N.V.	25,668	804,948
Hansen Natural Corp.*	12,465	750,767
Church & Dwight Company, Inc.	9,280	736,275
Energizer Holdings, Inc.*	10,292	732,379
Herbalife Ltd.	8,603	699,940
Constellation Brands, Inc. — Class A*	34,354	696,699
Smithfield Foods, Inc.*	27,932	672,044
Diageo plc ADR	8,388	639,333
Fomento Economico Mexicano SAB de CV ADR	10,748	630,908
Corn Products International, Inc.	12,162	630,235
Anheuser-Busch InBev N.V. ADR	10,940	625,440
Ralcorp Holdings, Inc.*	9,052	619,428
Alberto-Culver Co. — Class B	16,143	601,650
BRF — Brasil Foods S.A. ADR	31,450	600,381
Nestle S.A. ADR	9,870	567,328
Flowers Foods, Inc.	18,274	497,601
United Natural Foods, Inc.*	10,722	480,560
TreeHouse Foods, Inc.*	8,040	457,235
SUPERVALU, Inc.	50,676	452,537
Darling International, Inc.*	28,960	445,115
Ruddick Corp.	11,330	437,225
Nu Skin Enterprises, Inc. — Class A	14,898	428,318
Dean Foods Co.*	42,135	421,350
Casey’s General Stores, Inc.	10,044	391,716
Hain Celestial Group, Inc.*	11,930	385,100

Total Consumer Staples		69,507,580

Total Common Stocks (Cost $56,120,087)		69,507,580

WARRANTS†† - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc.
$12.21, 03/02/12	125	21

Total Warrants (Cost $—)		21

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$293,301	293,301

Total Repurchase Agreement (Cost $293,301)		293,301

Total Investments — 99.9% (Cost $56,413,388)		$69,800,902

Other Assets, Less Liabilities — 0.1%		66,978

Total Net Assets — 100.0%		$69,867,880

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depository Receipt

36 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

CONSUMER PRODUCTS FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments, at value	$69,507,601
Repurchase agreements, at value	293,301

Total investments	69,800,902
Receivables:
Fund shares sold	69,878
Dividends	183,988

Total assets	70,054,768

Liabilities:
Payable for:
Fund shares redeemed	85,154
Management fees	38,285
Custodian fees	1,286
Transfer agent/maintenance fees	11,260
Distribution and service fees	5,601
Portfolio accounting fees	4,504
Other	40,798

Total liabilities	186,888

Net assets	$69,867,880

Net assets consist of:
Paid in capital	$57,288,909
Undistributed net investment income	1,510,146
Accumulated net realized loss on investments	(2,318,689)
Net unrealized appreciation on investments	13,387,514

Net assets	$69,867,880

Investor Class:
Net assets	$57,875,770
Capital shares outstanding	1,591,347
Net asset value per share	$36.37

Advisor Class:
Net assets	$3,474,599
Capital shares outstanding	102,685
Net asset value per share	$33.84

A-Class:
Net assets	$5,033,021
Capital shares outstanding	145,908
Net asset value per share	$34.49

Maximum offering price per share*	$36.21

C-Class:
Net assets	$3,484,490
Capital shares outstanding	107,948
Net asset value per share	$32.28

Investments, at cost	$56,120,087
Repurchase agreements, at cost	293,301

Total cost	$56,413,388

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $363)	$2,783,662
Interest	603

Total investment income	2,784,265

Expenses:
Management fees	735,452
Transfer agent and administrative fees	216,309
Distribution and Service fees:
Advisor Class	27,343
A-Class	13,922
C-Class	40,974
Portfolio accounting fees	86,523
Trustees’ fees**	11,446
Registration fees	64,219
Miscellaneous	77,933

Total expenses	1,274,121

Net investment income	1,510,144

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	23,091,560

Net realized gain	23,091,560

Net change in unrealized appreciation (depreciation) on:
Investments	(13,671,959)

Net change in unrealized appreciation (depreciation)	(13,671,959)

Net realized and unrealized gain	9,419,601

Net increase in net assets resulting from operations	$10,929,745

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2 (a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 37

CONSUMER PRODUCTS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,510,144	$1,580,414
Net realized gain on investments	23,091,560	6,595,196
Net change in unrealized appreciation (depreciation) on investments	(13,671,959)	26,967,623

Net increase in net assets resulting from operations	10,929,745	35,143,233

Distributions to shareholders from:
Net investment income
Investor Class	(1,233,220)	(464,050)
Advisor Class	(155,870)	(15,832)
A-Class	(80,810)	(10,343)
C-Class	(110,514)	(12,499)
Net realized gains
Investor Class	(8,588,996)	—
Advisor Class	(1,085,584)	—
A-Class	(562,819)	—
C-Class	(769,755)	—

Total distributions to shareholders	(12,587,568)	(502,724)

Capital share transactions:
Proceeds from sale of shares
Investor Class	390,995,240	339,328,485
Advisor Class	35,315,185	21,109,662
A-Class	6,689,410	21,203,982
C-Class	68,579,568	51,174,979
Distributions reinvested
Investor Class	9,569,300	458,899
Advisor Class	1,219,720	15,678
A-Class	593,646	7,814
C-Class	861,273	12,307
Cost of shares redeemed
Investor Class	(525,670,868)	(201,366,844)
Advisor Class	(38,462,251)	(29,112,678)
A-Class	(22,692,937)	(3,884,119)
C-Class	(69,681,980)	(51,159,705)

Net increase (decrease) from capital share transactions	(142,684,694)	147,788,460

Net increase (decrease) in net assets	(144,342,517)	182,428,969
Net assets:
Beginning of year	214,210,397	31,781,428

End of year	$69,867,880	$214,210,397

Undistributed net investment income at end of year	$1,510,146	$1,580,416

Capital share activity:
Shares sold
Investor Class	10,684,021	10,319,500
Advisor Class	1,029,449	656,386
A-Class	191,526	601,974
C-Class	2,055,708	1,595,030
Shares issued from reinvestment of distributions
Investor Class	283,619	13,194
Advisor Class	38,795	476
A-Class	18,540	234
C-Class	28,671	386
Shares redeemed
Investor Class	(14,211,944)	(6,054,152)
Advisor Class	(1,128,358)	(937,075)
A-Class	(650,900)	(129,685)
C-Class	(2,097,770)	(1,600,013)

Net increase (decrease) in shares	(3,758,643)	4,466,255

38 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$37.83	$26.39	$36.40	$36.11	$31.03

Income (loss) from investment operations:
Net investment income[a]	.69	.50	.55	.52	.43
Net gain (loss) on investments (realized and unrealized)	4.40	11.04	(10.35)	.13	4.71

Total from investment operations	5.09	11.54	(9.80)	.65	5.14

Less distributions from:
Net investment income	(.82)	(.10)	(.21)	(.36)	(.06)
Net realized gains	(5.73)	—	—	—	—

Total distributions	(6.55)	(.10)	(.21)	(.36)	(.06)

Net asset value, end of period	$36.37	$37.83	$26.39	$36.40	$36.11

Total Return[b]	14.81%	43.75%	(26.96%)	1.72%	16.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,876	$182,915	$14,703	$8,722	$21,814

Ratios to average net assets:
Net investment income	1.84%	1.46%	1.81%	1.37%	1.29%
Total expenses	1.38%	1.37%	1.38%	1.37%	1.37%

Portfolio turnover rate	400%	200%	445%	449%	455%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$35.77	$25.09	$34.78	$34.68	$29.96

Income (loss) from investment operations:
Net investment income[a]	.62	.35	.34	.15	.20
Net gain (loss) on investments (realized and unrealized)	4.00	10.43	(9.82)	.31	4.58

Total from investment operations	4.62	10.78	(9.48)	.46	4.78

Less distributions from:
Net investment income	(.82)	(.10)	(.21)	(.36)	(.06)
Net realized gains	(5.73)	—	—	—	—

Total distributions	(6.55)	(.10)	(.21)	(.36)	(.06)

Net asset value, end of period	$33.84	$35.77	$25.09	$34.78	$34.68

Total Return[b]	14.32%	42.99%	(27.29%)	1.25%	15.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,475	$5,824	$11,113	$5,384	$5,754

Ratios to average net assets:
Net investment income	1.78%	1.17%	1.18%	0.42%	0.64%
Total expenses	1.88%	1.88%	1.87%	1.87%	1.86%

Portfolio turnover rate	400%	200%	445%	449%	455%

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 39

CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$36.26	$25.37	$35.09	$34.90	$30.07

Income (loss) from investment operations:
Net investment income[a]	.41	.55	.42	.50	.42
Net gain (loss) on investments (realized and unrealized)	4.37	10.44	(9.93)	.05	4.47

Total from investment operations	4.78	10.99	(9.51)	.55	4.89

Less distributions from:
Net investment income	(.82)	(.10)	(.21)	(.36)	(.06)
Net realized gains	(5.73)	—	—	—	—

Total distributions	(6.55)	(.10)	(.21)	(.36)	(.06)

Net asset value, end of period	$34.49	$36.26	$25.37	$35.09	$34.90

Total Return[b]	14.58%	43.34%	(27.14%)	1.50%	16.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,033	$21,277	$2,898	$1,682	$3,935

Ratios to average net assets:
Net investment income	1.14%	1.72%	1.41%	1.38%	1.30%
Total expenses	1.63%	1.63%	1.63%	1.63%	1.61%

Portfolio turnover rate	400%	200%	445%	449%	455%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$34.57	$24.36	$33.95	$34.04	$29.55

Income (loss) from investment operations:
Net investment income[a]	.30	.24	.19	.17	.20
Net gain (loss) on investments (realized and unrealized)	3.96	10.07	(9.57)	.10	4.35

Total from investment operations	4.26	10.31	(9.38)	.27	4.55

Less distributions from:
Net investment income	(.82)	(.10)	(.21)	(.36)	(.06)
Net realized gains	(5.73)	—	—	—	—

Total distributions	(6.55)	(.10)	(.21)	(.36)	(.06)

Net asset value, end of period	$32.28	$34.57	$24.36	$33.95	$34.04

Total Return[b]	13.78%	42.35%	(27.67%)	0.71%	15.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,484	$4,194	$3,067	$3,903	$5,472

Ratios to average net assets:
Net investment income	0.90%	0.77%	0.65%	0.49%	0.62%
Total expenses	2.38%	2.38%	2.38%	2.37%	2.36%

Portfolio turnover rate	400%	200%	445%	449%	455%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

40 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
ELECTRONICS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).
Inception: April 1, 1998
The semiconductor group that makes up most of the holdings in the Fund received renewed focus after the Japan earthquake and tsunami, since companies there account for about 30% of worldwide supply. Japan is also a source of many components and materials for electronics. However, the recovery in Japan has been solid despite ongoing concerns about the situation at the nuclear power plant. As for electronics end markets, the corporate market for computing power remains solid, while the consumer market is still a bit soft. Growth in business investment in technology has been higher than total business investment, but many companies are expected to limit capital spending at the same time that governments are planning to cut costs.
For the one-year period ended March 31, 2011, Electronics Fund Investor Class returned 15.75%, compared with a gain of 11.91% for the S&P 500 Information Technology Index.
The Semiconductors & Semiconductor Equipment stocks that make up the Fund contributed nearly all of the Fund’s performance.
For the year, Fund performance got the biggest boost from Atmel Corp., Texas Instruments, Inc. and Altera Corp. Intel Corp., Cree, Inc. and Marvell Technology Group Ltd. were among the stocks which provided the least to Fund performance for the period.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001

Ten Largest Holdings
(% of Total Net Assets)

Intel Corp.	7.1%
Texas Instruments, Inc.	4.4%
Applied Materials, Inc.	3.1%
Broadcom Corp. — Class A	3.1%
Altera Corp.	2.6%
First Solar, Inc.	2.4%
Analog Devices, Inc.	2.3%
Micron Technology, Inc.	2.3%
NVIDIA Corp.	2.2%
Marvell Technology Group Ltd.	2.1%

Top Ten Total	31.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
42 THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/01/98)			(04/02/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

ELECTRONICS FUND	15.75%	-2.17%	-3.07%	15.25%	-2.64%	-3.54%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 INFORMATION TECHNOLOGY INDEX***	11.91%	4.88%	2.36%	11.91%	4.88%	2.36%

	A-Class						C-Class
	(09/01/04)						(03/26/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

ELECTRONICS FUND	15.46%	9.97%	-2.44%	-3.38%	3.44%	2.68%	14.86%	13.86%	-3.07%	-3.99%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	3.29%
S&P 500 INFORMATION TECHNOLOGY INDEX***	11.91%	11.91%	4.88%	4.88%	6.91%	6.91%	11.91%	11.91%	4.88%	2.36%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS	March 31, 2011

ELECTRONICS FUND

	Shares	Value

COMMON STOCKS† - 99.6%

INFORMATION TECHNOLOGY - 96.5%
Intel Corp.	45,751	$922,799
Texas Instruments, Inc.	16,345	564,883
Applied Materials, Inc.	25,567	399,356
Broadcom Corp. — Class A	10,063	396,281
Altera Corp.	7,571	333,275
Analog Devices, Inc.	7,698	303,147
Micron Technology, Inc.*	26,082	298,900
NVIDIA Corp.*	15,680	289,453
Marvell Technology Group Ltd.*	17,763	276,215
Xilinx, Inc.	7,739	253,839
Maxim Integrated Products, Inc.	9,699	248,294
KLA-Tencor Corp.	5,217	247,129
Avago Technologies Ltd.	7,873	244,850
Linear Technology Corp.	7,260	244,154
Atmel Corp.*	17,665	240,774
Lam Research Corp.*	4,242	240,352
Microchip Technology, Inc.	6,198	235,586
Taiwan Semiconductor Manufacturing Company Ltd. ADR	19,255	234,526
Skyworks Solutions, Inc.*	6,827	221,331
Advanced Micro Devices, Inc.*	24,753	212,876
ARM Holdings plc ADR	6,510	183,387
ON Semiconductor Corp.*	18,542	183,010
LSI Corp.*	26,759	181,961
Cree, Inc.*	3,940	181,870
ASML Holding N.V. — Class G	3,908	173,906
Varian Semiconductor Equipment Associates, Inc.*	3,471	168,934
National Semiconductor Corp.	11,354	162,816
Novellus Systems, Inc.*	4,356	161,738
Cypress Semiconductor Corp.*	8,284	160,544
Trina Sola Ltd. ADR*	5,264	158,552
Teradyne, Inc.*	8,898	158,473
Atheros Communications, Inc.*	3,439	153,551
MEMC Electronic Materials, Inc.*	11,529	149,416
Netlogic Microsystems, Inc.*	3,528	148,247
LDK Solar Company, Ltd. ADR*	11,120	136,109
International Rectifier Corp.*	4,102	135,612
Fairchild Semiconductor International, Inc. — Class A*	7,364	134,025
Omnivision Technologies, Inc.*	3,753	133,344
Cavium Networks, Inc.*	2,949	132,499
TriQuint Semiconductor, Inc.*	10,182	131,450
Hittite Microwave Corp.*	2,024	129,070
Rambus, Inc.*	6,393	126,581
Veeco Instruments, Inc.*	2,414	122,728
MKS Instruments, Inc.	3,640	121,212
Silicon Laboratories, Inc.*	2,798	120,902
Cymer, Inc.*	2,132	120,629
RF Micro Devices, Inc.*	18,270	117,111
PMC — Sierra, Inc.*	15,338	115,035
Microsemi Corp.*	5,543	114,796
Semtech Corp.*	4,573	114,416
Intersil Corp. — Class A	9,134	113,718
SunPower Corp. — Class A*	6,510	111,581
Cirrus Logic, Inc.*	4,906	103,173
Diodes, Inc.*	3,020	102,861
Entegris, Inc.*	11,613	101,846
Amkor Technology, Inc.*	15,106	101,814
FEI Co.*	3,010	101,497
Integrated Device Technology, Inc.*	13,085	96,436
Cabot Microelectronics Corp.*	1,800	94,050
Tessera Technologies, Inc.*	4,694	85,712
Entropic Communications, Inc.*	9,303	78,610
Silicon Image, Inc.*	8,560	76,783
Advanced Energy Industries, Inc.*	4,651	76,044
Kulicke & Soffa Industries, Inc.*	8,010	74,894
Lattice Semiconductor Corp.*	12,320	72,688
Power Integrations, Inc.	1,863	71,409
Volterra Semiconductor Corp.*	2,844	70,617
Applied Micro Circuits Corp.*	6,624	68,757
Rubicon Technology, Inc.*	2,356	65,214
MIPS Technologies, Inc. — Class A*	6,070	63,674

Total Information Technology		12,471,322

INDUSTRIALS - 3.1%
First Solar, Inc.*	1,910	307,205
GT Solar International, Inc.*	8,623	91,921

Total Industrials		399,126

Total Common Stocks (Cost $7,966,240)		12,870,448

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 1.3%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$170,300	170,300

Total Repurchase Agreement (Cost $170,300)		170,300

Total Investments — 100.9% (Cost $8,136,540)		$13,040,748

Liabilities, Less Other Assets — (0.9)%		(119,014)

Total Net Assets — 100.0%		$12,921,734

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR	— American Depositary Receipt

plc	— Public Limited Company

44 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

ELECTRONICS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$12,870,448
Repurchase agreements, at value	170,300

Total investments	13,040,748
Receivables:
Securities sold	1,089,668
Fund shares sold	322,604
Dividends	1,773

Total assets	14,454,793

Liabilities:
Payable for:
Fund shares redeemed	1,443,272
Management fees	35,461
Custodian fees	1,190
Transfer agent/maintenance fees	10,430
Distribution and service fees	3,452
Portfolio accounting fees	4,172
Other	35,082

Total liabilities	1,533,059

Net assets	$12,921,734

Net assets consist of:
Paid in capital	$60,880,123
Accumulated net investment loss	—
Accumulated net realized loss on investments	(52,862,597)
Net unrealized appreciation on investments	4,904,208

Net assets	$12,921,734

Investor Class:
Net assets	$6,975,937
Capital shares outstanding	115,175
Net asset value per share	$60.57

Advisor Class:
Net assets	$3,081,363
Capital shares outstanding	54,274
Net asset value per share	$56.77

A-Class:
Net assets	$1,618,830
Capital shares outstanding	28,109
Net asset value per share	$57.59

Maximum offering price per share*	$60.46

C-Class:
Net assets	$1,245,604
Capital shares outstanding	22,636
Net asset value per share	$55.03

Investments, at cost	$7,966,240
Repurchase agreements, at cost	170,300

Total cost	$8,136,540

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $230)	$345,928
Interest	197

Total investment income	346,125

Expenses:
Management fees	254,842
Transfer agent and administrative fees	74,953
Distribution and Service fees:
Advisor Class	6,934
A-Class	2,886
C-Class	16,184
Portfolio accounting fees	29,981
Trustees’ fees**	2,444
Miscellaneous	55,217

Total expenses	443,441

Net investment loss	(97,316)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,831,352)

Net realized loss	(1,831,352)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,072,361)

Net change in unrealized appreciation (depreciation)	(1,072,361)

Net realized and unrealized loss	(2,903,713)

Net decrease in net assets resulting from operations	$(3,001,029)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 45

ELECTRONICS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(97,316)	$(66,359)
Net realized gain (loss) on investments	(1,831,352)	13,159,163
Net change in unrealized appreciation (depreciation) on investments	(1,072,361)	(2,372,844)

Net increase (decrease) in net assets resulting from operations	(3,001,029)	10,719,960

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	353,378,731	316,164,916
Advisor Class	29,701,725	13,959,995
A-Class	7,556,407	12,783,547
C-Class	128,873,486	104,366,297
Cost of shares redeemed
Investor Class	(359,599,458)	(416,397,442)
Advisor Class	(28,156,131)	(16,125,892)
A-Class	(6,829,314)	(11,646,403)
C-Class	(131,295,692)	(101,888,992)

Net decrease from capital share transactions	(6,370,246)	(98,783,974)

Net decrease in net assets	(9,371,275)	(88,064,014)
Net assets:
Beginning of year	22,293,009	110,357,023

End of year	$12,921,734	$22,293,009

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
Investor Class	6,465,968	6,827,464	†
Advisor Class	577,894	326,605	†
A-Class	144,798	280,864	†
C-Class	2,693,693	2,506,446	†
Shares redeemed
Investor Class	(6,656,304)	(9,779,092	)†
Advisor Class	(556,791)	(395,089	)†
A-Class	(143,325)	(255,566	)†
C-Class	(2,740,831)	(2,451,879	)†

Net decrease in shares	(214,898)	(2,940,247	)†

†	Share amounts for the period April 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.

46 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

ELECTRONICS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$52.33	$32.76	$50.30	$62.30	$67.60

Income (loss) from investment operations:
Net investment loss[a]	(.13)	(.02)	— [b]	(.25)	(.50)
Net gain (loss) on investments (realized and unrealized)	8.37	19.59	(17.54)	(11.75)	(4.80)

Total from investment operations	8.24	19.57	(17.54)	(12.00)	(5.30)

Net asset value, end of period	$60.57	$52.33	$32.76	$50.30	$62.30

Total Return[c]	15.75%	59.74%	(34.89%)	(19.26%)	(7.84%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,976	$15,988	$106,703	$9,835	$15,376

Ratios to average net assets:
Net investment loss	(0.23%)	(0.06%)	(0.03%)	(0.37%)	(0.76%)
Total expenses	1.39%	1.38%	1.34%	1.36%	1.37%

Portfolio turnover rate	1,171%	592%	408%	784%	759%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$49.26	$31.01	$47.80	$59.40	$64.90

Income (loss) from investment operations:
Net investment loss[a]	(.41)	(.16)	(.10)	(.60)	(.75)
Net gain (loss) on investments (realized and unrealized)	7.92	18.41	(16.69)	(11.00)	(4.75)

Total from investment operations	7.51	18.25	(16.79)	(11.60)	(5.50)

Net asset value, end of period	$56.77	$49.26	$31.01	$47.80	$59.40

Total Return[c]	15.25%	58.85%	(35.15%)	(19.53%)	(8.47%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,081	$1,634	$3,152	$566	$1,511

Ratios to average net assets:
Net investment loss	(0.79%)	(0.39%)	(0.29%)	(0.98%)	(1.20%)
Total expenses	1.89%	1.87%	1.86%	1.88%	1.87%

Portfolio turnover rate	1,171%	592%	408%	784%	759%

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 47

ELECTRONICS FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$49.88	$31.31	$48.25	$59.95	$65.15

Income (loss) from investment operations:
Net investment loss[a]	(.21)	(.14)	(.10)	(.55)	(.55)
Net gain (loss) on investments (realized and unrealized)	7.92	18.71	(16.84)	(11.15)	(4.65)

Total from investment operations	7.71	18.57	(16.94)	(11.70)	(5.20)

Net asset value, end of period	$57.59	$49.88	$31.31	$48.25	$59.95

Total Return[c]	15.46%	59.31%	(35.13%)	(19.52%)	(7.98%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,619	$1,329	$42	$85	$130

Ratios to average net assets:
Net investment loss	(0.43%)	(0.31%)	(0.26%)	(0.90%)	(0.94%)
Total expenses	1.64%	1.62%	1.60%	1.62%	1.63%

Portfolio turnover rate	1,171%	592%	408%	784%	759%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010[d]	2009[d]	2008[d]	2007[d]

Per Share Data
Net asset value, beginning of period	$47.90	$30.28	$46.90	$58.65	$64.30

Income (loss) from investment operations:
Net investment loss[a]	(.65)	(.51)	(.30)	(.75)	(1.00)
Net gain (loss) on investments (realized and unrealized)	7.78	18.13	(16.32)	(11.00)	(4.65)

Total from investment operations	7.13	17.62	(16.62)	(11.75)	(5.65)

Net asset value, end of period	$55.03	$47.90	$30.28	$46.90	$58.65

Total Return[c]	14.86%	58.19%	(35.39%)	(20.03%)	(8.79%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,246	$3,342	$460	$962	$2,876

Ratios to average net assets:
Net investment loss	(1.31%)	(1.21%)	(0.74%)	(1.26%)	(1.72%)
Total expenses	2.39%	2.38%	2.42%	2.38%	2.36%

Portfolio turnover rate	1,171%	592%	408%	784%	759%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.

[b]	Net investment loss is less than $0.01 per share.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Per share amounts for the period March 31, 2006 — April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.

48 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
ENERGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).
Inception: April 21, 1998
The energy sector’s performance was driven largely by the upward trend in the price of a barrel of oil, which in the first quarter of 2011 rose above $100 for the first time since 2008. The sector also benefited from a gradual economic recovery and U.S. quantitative easing that has pushed the dollar lower, supporting oil prices. Loosening monetary policy globally has been keeping upward pressure on economic growth, and developing countries have been leading the demand for more fuel. However, some countries are beginning to tamp down growth—and the potential for higher inflation—by imposing austerity measures. China, for example, a leading oil user, has recently increased interest rates and tightened lending.
For the one-year period ended March 31, 2011, Energy Fund Investor Class returned 37.43%, compared with the 39.81% increase in the S&P 500 Energy Index.
Within the sector, the segment most sensitive to changes in the price of oil, Energy Equipment & Services, accounted for only about 26% of the holdings. Its contribution to return (11%) was second to the contribution from much more heavily weighted Oil, Gas & Consumable Fuels. That segment accounts for 73% of the portfolio weight and advanced 38%, contributing 27% to Fund performance.
Exxon Mobil Corp., Chevron Corp. and Schlumberger Ltd. were among the most significant positive contributors to Fund performance for the year, while XTO Energy, Diamond Offshore Drilling, Inc. and Smith International were among the weakest contributors.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 21, 1998
Advisor Class	May 5, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings
(% of Total Net Assets)

Exxon Mobil Corp.	6.0%
Chevron Corp.	4.2%
Schlumberger Ltd.	3.3%
ConocoPhillips	3.1%
Occidental Petroleum Corp.	2.7%
Petroleo Brasileiro S.A. ADR	2.2%
Apache Corp.	2.1%
Halliburton Co.	2.0%
Anadarko Petroleum Corp.	1.9%
Marathon Oil Corp.	1.8%

Top Ten Total	29.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
50 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/21/98)			(05/05/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

ENERGY FUND	37.43%	7.84%	11.13%	36.75%	7.30%	10.58%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 ENERGY INDEX***	39.81%	9.82%	12.38%	39.81%	9.82%	12.38%

	A-Class						C-Class
	(09/01/04)						(04/19/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

ENERGY FUND	37.11%	30.59%	7.57%	6.53%	14.43%	13.59%	36.09%	35.09%	6.78%	9.67%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	2.50%
S&P 500 ENERGY INDEX***	39.81%	39.81%	9.82%	9.82%	15.39%	15.39%	39.81%	39.81%	9.82%	12.05%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Energy Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS	March 31, 2011

ENERGY FUND

	Shares	Value

COMMON STOCKS† - 99.4%

ENERGY - 99.4%
Exxon Mobil Corp.	102,522	$8,625,177
Chevron Corp.	57,029	6,126,625
Schlumberger Ltd.	51,139	4,769,224
ConocoPhillips	55,843	4,459,622
Occidental Petroleum Corp.	37,592	3,927,988
Petroleo Brasileiro S.A. ADR	77,905	3,149,699
Apache Corp.	23,330	3,054,363
Halliburton Co.	58,505	2,915,889
Anadarko Petroleum Corp.	33,084	2,710,240
Marathon Oil Corp.	49,181	2,621,839
Devon Energy Corp.	28,022	2,571,579
National Oilwell Varco, Inc.	29,729	2,356,618
Baker Hughes, Inc.	31,941	2,345,428
EOG Resources, Inc.	19,355	2,293,761
Hess Corp.	26,762	2,280,390
Transocean Ltd.*	27,170	2,117,902
Chesapeake Energy Corp.	56,008	1,877,388
BP plc ADR	41,617	1,836,974
Williams Companies, Inc.	57,532	1,793,848
Weatherford International Ltd.*	78,137	1,765,896
Spectra Energy Corp.	64,780	1,760,720
Peabody Energy Corp.	24,253	1,745,245
Noble Energy, Inc.	17,682	1,708,965
Valero Energy Corp.	56,908	1,696,997
Southwestern Energy Co.*	37,093	1,593,886
Murphy Oil Corp.	21,381	1,569,793
El Paso Corp.	85,288	1,535,184
Cameron International Corp.*	26,115	1,491,167
Suncor Energy, Inc.	33,076	1,483,128
Continental Resources, Inc.*	20,358	1,454,986
Noble Corp.	30,809	1,405,507
Pioneer Natural Resources Co.	13,760	1,402,419
FMC Technologies, Inc.*	14,638	1,382,998
Diamond Offshore Drilling, Inc.	17,755	1,379,564
Newfield Exploration Co.*	17,812	1,353,890
Denbury Resources, Inc.*	55,472	1,353,517
Concho Resources, Inc.*	12,553	1,346,937
Cimarex Energy Co.	11,444	1,318,807
Consol Energy, Inc.	24,555	1,316,885
Nabors Industries Ltd.*	41,485	1,260,314
Whiting Petroleum Corp.*	16,942	1,244,390
Range Resources Corp.	21,137	1,235,669
Royal Dutch Shell plc ADR	16,798	1,223,902
Total S.A. ADR	19,954	1,216,595
Ensco plc ADR	20,912	1,209,550
Encana Corp.	34,350	1,186,106
Canadian Natural Resources Ltd.	23,570	1,165,065
EQT Corp.	23,102	1,152,790
Helmerich & Payne, Inc.	16,589	1,139,498
Pride International, Inc.*	26,514	1,138,776
Massey Energy Co.	16,239	1,110,098
Alpha Natural Resources, Inc.*	18,683	1,109,210
Petrohawk Energy Corp.*	44,871	1,101,134
Ultra Petroleum Corp.*	22,239	1,095,271
QEP Resources, Inc.	26,948	1,092,472
Cameco Corp. — Class A	35,274	1,059,631
McDermott International, Inc.*	41,355	1,050,003
Tenaris S.A. ADR	20,722	1,024,910
SandRidge Energy, Inc.*	79,611	1,019,021
Cabot Oil & Gas Corp.	18,712	991,175
Rowan Companies, Inc.*	22,310	985,656
Arch Coal, Inc.	27,094	976,468
CNOOC Ltd. ADR	3,830	969,143
Oceaneering International, Inc.*	10,715	958,457
PetroChina Company Ltd. ADR	6,280	956,130
Sunoco, Inc.	20,966	955,840
Nexen, Inc.	37,102	924,582
Talisman Energy, Inc.	37,336	922,199
Plains Exploration & Production Co.*	25,400	920,242
EXCO Resources, Inc.	43,945	907,904
Cenovus Energy, Inc.	22,881	901,054
SM Energy Co.	12,135	900,296
Core Laboratories N.V.	8,759	894,907
Patterson-UTI Energy, Inc.	30,183	887,078
Brigham Exploration Co.*	23,723	882,021
Dresser-Rand Group, Inc.*	15,986	857,169
Oil States International, Inc.*	11,215	853,910
RPC, Inc.	33,600	850,752
Forest Oil Corp.*	22,418	848,073
Tesoro Corp.*	29,888	801,895
Superior Energy Services, Inc.*	19,464	798,024
Southern Union Co.	27,748	794,148
CARBO Ceramics, Inc.	5,500	776,160
Holly Corp.	12,450	756,462
Dril-Quip, Inc.*	9,506	751,259
Frontier Oil Corp.	25,200	738,864
Tidewater, Inc.	12,294	735,796
InterOil Corp.*	9,820	732,965
Unit Corp.*	11,700	724,815
World Fuel Services Corp.	17,700	718,797
Atwood Oceanics, Inc.*	15,400	715,022
Oasis Petroleum, Inc.*	21,960	694,375
Quicksilver Resources, Inc.*	45,531	651,549

Total Energy		143,468,637

Total Common Stocks (Cost $92,960,305)		143,468,637

52 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011

ENERGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.2%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$326,714	$326,714

Total Repurchase Agreement (Cost $326,714)		326,714

Total Investments — 99.6% (Cost $93,287,019)		$143,795,351

Cash & Other Assets, Less Liabilities — 0.4%		612,503

Total Net Assets — 100.0%		$144,407,854

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 53

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments, at value	$143,468,637
Repurchase agreements, at value	326,714

Total investments	143,795,351
Cash	10,422
Receivables:
Fund shares sold	2,298,754
Dividends	55,295

Total assets	146,159,822

Liabilities:
Payable for:
Securities purchased	1,057,675
Fund shares redeemed	452,004
Management fees	100,250
Custodian fees	3,340
Transfer agent/maintenance fees	29,485
Distribution and service fees	26,554
Portfolio accounting fees	11,794
Other	70,866

Total liabilities	1,751,968

Net assets	$144,407,854

Net assets consist of:
Paid in capital	$111,572,535
Accumulated net investment loss	—
Accumulated net realized loss on investments	(17,673,013)
Net unrealized appreciation on investments	50,508,332

Net assets	$144,407,854

Investor Class:
Net assets	$93,647,688
Capital shares outstanding	3,262,603
Net asset value per share	$28.70

Advisor class:
Net assets	$16,014,721
Capital shares outstanding	594,581
Net asset value per share	$26.93

A-Class:
Net assets	$14,752,068
Capital shares outstanding	538,404
Net asset value per share	$27.40

Maximum offering price per share*	$28.77

C-Class:
Net assets	$19,993,377
Capital shares outstanding	775,531
Net asset value per share	$25.78

Investments, at cost	$92,960,305
Repurchase agreements, at cost	326,714

Total cost	$93,287,019
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $18,686)	$1,063,573
Interest	561

Total investment income	1,064,134

Expenses:
Management fees	654,649
Transfer agent and administrative fees	192,543
Distribution and Service fees:
Advisor Class	38,484
A-Class	13,430
C-Class	145,036
Portfolio accounting fees	77,017
Trustees’ fees**	6,663
Miscellaneous	138,178

Total expenses	1,266,000

Net investment loss	(201,866)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,967,964

Net realized gain	4,967,964

Net change in unrealized appreciation (depreciation) on:
Investments	24,910,039

Net change in unrealized appreciation (depreciation)	24,910,039

Net realized and unrealized gain	29,878,003

Net increase in net assets resulting from operations	$29,676,137

.

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

54 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

ENERGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(201,866)	$134,928
Net realized gain on investments	4,967,964	6,591,106
Net change in unrealized appreciation (depreciation) on investments	24,910,039	15,267,322

Net increase in net assets resulting from operations	29,676,137	21,993,356

Distributions to shareholders from:
Net investment income
Investor Class	(57,578)	(23,766)
Advisor Class	(8,833)	(6,343)
A-Class	(6,392)	(2,905)
C-Class	(19,609)	(11,544)

Total distributions to shareholders	(92,412)	(44,558)

Capital share transactions:
Proceeds from sale of shares
Investor Class	288,061,481	130,635,169
Advisor Class	18,472,831	26,610,999
A-Class	18,443,868	4,285,714
C-Class	76,637,847	77,225,005
Distributions reinvested
Investor Class	56,100	22,854
Advisor Class	8,744	6,290
A-Class	4,737	2,427
C-Class	18,406	10,909
Cost of shares redeemed
Investor Class	(248,929,384)	(162,468,687)
Advisor Class	(11,587,850)	(26,878,717)
A-Class	(10,355,093)	(6,863,378)
C-Class	(75,599,238)	(77,961,140)

Net increase (decrease) from capital share transactions	55,232,449	(35,372,555)

Net increase (decrease) in net assets	84,816,174	(13,423,757)
Net assets:
Beginning of year	59,591,680	73,015,437

End of year	$144,407,854	$59,591,680

Undistributed net investment income at end of year	$—	$92,412

Capital share activity:
Shares sold
Investor Class	11,988,260	6,736,451
Advisor Class	820,658	1,493,002
A-Class	766,871	250,032
C-Class	3,852,683	4,470,462
Shares issued from reinvestment of distributions
Investor Class	2,456	1,178
Advisor Class	407	343
A-Class	217	131
C-Class	894	618
Shares redeemed
Investor Class	(10,412,527)	(8,881,132)
Advisor Class	(555,486)	(1,516,738)
A-Class	(423,733)	(415,616)
C-Class	(3,814,448)	(4,502,875)

Net increase (decrease) in shares	2,226,252	(2,364,144)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 55

ENERGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$20.91	$14.01	$27.29	$23.19	$21.68

Income (loss) from investment operations:
Net investment income (loss)[a]	— [b]	.10	.06	(.03)	— [b]
Net gain (loss) on investments (realized and unrealized)	7.82	6.82	(12.61)	4.86	1.92

Total from investment operations	7.82	6.92	(12.55)	4.83	1.92

Less distributions from:
Net investment income	(.03)	(.02)	—	—	—
Net realized gains	—	—	(.73)	(.73)	(.41)

Total distributions	(.03)	(.02)	(.73)	(.73)	(.41)

Net asset value, end of period	$28.70	$20.91	$14.01	$27.29	$23.19

Total Return[c]	37.43%	49.37%	(46.01)%	20.91%	8.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,648	$35,228	$53,627	$63,325	$75,204

Ratios to average net assets:
Net investment income (loss)	0.00%	0.51%	0.28%	(0.10)%	(0.01)%
Total expenses	1.39%	1.38%	1.37%	1.37%	1.36%

Portfolio turnover rate	273%	228%	310%	188%	283%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$19.72	$13.28	$26.07	$22.29	$20.96

Income (loss) from investment operations:
Net investment loss[a]	(.11)	— [b]	(.04)	(.15)	(.12)
Net gain (loss) on investments (realized and unrealized)	7.35	6.46	(12.02)	4.66	1.86

Total from investment operations	7.24	6.46	(12.06)	4.51	1.74

Less distributions from:
Net investment income	(.03)	(.02)	—	—	—
Net realized gains	—	—	(.73)	(.73)	(.41)

Total distributions	(.03)	(.02)	(.73)	(.73)	(.41)

Net asset value, end of period	$26.93	$19.72	$13.28	$26.07	$22.29

Total Return[c]	36.75%	48.62%	(46.29%)	20.31%	8.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,015	$6,489	$4,679	$17,713	$14,613

Ratios to average net assets:
Net investment loss	(0.53)%	(0.02)%	(0.16)%	(0.58)%	(0.54)%
Total expenses	1.89%	1.88%	1.88%	1.86%	1.86%

Portfolio turnover rate	273%	228%	310%	188%	283%

56 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

ENERGY FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$20.01	$13.44	$26.30	$22.44	$21.04

Income (loss) from investment operations:
Net investment income (loss)[a]	(.08)	.06	.02	(.08)	(.06)
Net gain (loss) on investments (realized and unrealized)	7.50	6.53	(12.15)	4.67	1.87

Total from investment operations	7.42	6.59	(12.13)	4.59	1.81

Less distributions from:
Net investment income	(.03)	(.02)	—	—	—
Net realized gains	—	—	(.73)	(.73)	(.41)

Total distributions	(.03)	(.02)	(.73)	(.73)	(.41)

Net asset value, end of period	$27.40	$20.01	$13.44	$26.30	$22.44

Total Return[c]	37.11%	49.01%	(46.15)%	20.54%	8.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,752	$3,903	$4,845	$6,378	$3,307

Ratios to average net assets:
Net investment income (loss)	(0.38)%	0.35%	0.10%	(0.31)%	(0.29)%
Total expenses	1.64%	1.63%	1.63%	1.61%	1.61%

Portfolio turnover rate	273%	228%	310%	188%	283%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$18.97	$12.84	$25.37	$21.81	$20.62

Income (loss) from investment operations:
Net investment loss[a]	(.20)	(.08)	(.14)	(.27)	(.21)
Net gain (loss) on investments (realized and unrealized)	7.04	6.23	(11.66)	4.56	1.81

Total from investment operations	6.84	6.15	(11.80)	4.29	1.60

Less distributions from:
Net investment income	(.03)	(.02)	—	—	—
Net realized gains	—	—	(.73)	(.73)	(.41)

Total distributions	(.03)	(.02)	(.73)	(.73)	(.41)

Net asset value, end of period	$25.78	$18.97	$12.84	$25.37	$21.81

Total Return[c]	36.09%	47.87%	(46.55)%	19.74%	7.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,993	$13,972	$9,865	$20,989	$18,624

Ratios to average net assets:
Net investment loss	(0.99)%	(0.48)%	(0.65)%	(1.07)%	(1.00)%
Total expenses	2.39%	2.38%	2.38%	2.36%	2.36%

Portfolio turnover rate	273%	228%	310%	188%	283%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Net investment income is less than $0.01 per share.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
ENERGY SERVICES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production (“Energy Services Companies”).
Inception: April 1, 1998
The energy equipment and services providers that make up this Fund, and typically are sensitive to changes in the price of oil, responded to the jump in oil prices over 2010 and early 2011, which rose above $100 in the first quarter of 2011. The greatest threat to the companies in the industry is that turmoil in the Middle East and North Africa could result in production and delivery problems that could drive prices a lot higher and many economies back into recession.
For the one-year period ended March 31, 2011, Energy Services Fund Investor Class returned 46.27%, compared with the S&P 500 Energy Index, which returned 39.81%.
The Energy Equipment & Services holdings in this Fund, which makes up 99% of the portfolio, rose about 48% over the last 12 months, contributing most of the Fund’s return for the period.
Schlumberger Ltd., National Oilwell Varco, Inc. and Halliburton Co. were among the Fund’s best-performing stocks for the year. The Fund’s worst-performing holdings included Diamond Offshore Drilling, Inc., Smith International and Transocean Ltd.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings
(% of Total Net Assets)

Schlumberger Ltd.	10.4%
Halliburton Co.	6.4%
National Oilwell Varco, Inc.	5.1%
Baker Hughes, Inc.	5.1%
Transocean Ltd.	4.7%
Weatherford International Ltd.	3.8%
Cameron International Corp.	3.2%
Noble Corp.	3.1%
FMC Technologies, Inc.	3.0%
Diamond Offshore Drilling, Inc.	3.0%
Top Ten Total	47.8%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.
58 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/01/98)			(04/02/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

ENERGY SERVICES FUND	46.27%	6.82%	8.66%	45.61%	6.29%	8.14%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 ENERGY INDEX***	39.81%	9.82%	12.38%	39.81%	9.82%	12.38%

	A-Class						C-Class
	(09/01/04)						(03/30/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

ENERGY SERVICES FUND	45.94%	39.01%	6.56%	5.53%	15.56%	14.70%	44.85%	43.85%	5.77%	7.60%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	3.29%
S&P 500 ENERGY INDEX***	39.81%	39.81%	9.82%	9.82%	15.39%	15.39%	39.81%	39.81%	9.82%	12.38%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Energy Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS	March 31, 2011

ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.8%

ENERGY - 99.8%
Schlumberger Ltd.	232,442	$21,677,540
Halliburton Co.	268,385	13,376,307
National Oilwell Varco, Inc.	134,929	10,695,822
Baker Hughes, Inc.	144,886	10,638,979
Transocean Ltd.*	124,511	9,705,633
Weatherford International Ltd.*	354,817	8,018,864
Cameron International Corp.*	118,636	6,774,116
Noble Corp.	141,450	6,452,949
FMC Technologies, Inc.*	66,547	6,287,361
Diamond Offshore Drilling, Inc.	80,529	6,257,103
Nabors Industries Ltd.*	189,528	5,757,861
Pride International, Inc.*	120,313	5,167,443
Helmerich & Payne, Inc.	75,188	5,164,664
Ensco plc ADR	85,957	4,971,753
McDermott International, Inc.*	189,240	4,804,804
Rowan Companies, Inc.*	100,617	4,445,259
Oceaneering International, Inc.*	48,888	4,373,032
Patterson-UTI Energy, Inc.	136,942	4,024,725
Tenaris S.A. ADR	80,790	3,995,873
Oil States International, Inc.*	51,124	3,892,581
Dresser-Rand Group, Inc.*	72,442	3,884,340
RPC, Inc.	153,126	3,877,150
Superior Energy Services, Inc.*	87,962	3,606,442
CARBO Ceramics, Inc.	25,297	3,569,913
Dril-Quip, Inc.*	43,455	3,434,249
Tidewater, Inc.	56,044	3,354,233
Lufkin Industries, Inc.	35,461	3,314,540
Atwood Oceanics, Inc.*	70,379	3,267,697
Seadrill, Ltd.	89,705	3,235,659
Core Laboratories N.V.	29,675	3,031,895
Complete Production Services, Inc.*	92,321	2,936,731
Unit Corp.*	44,218	2,739,305
Key Energy Services, Inc.*	175,330	2,726,382
Helix Energy Solutions Group, Inc.*	157,222	2,704,218
ION Geophysical Corp.*	207,262	2,630,155
SEACOR Holdings, Inc.	28,278	2,614,584
Exterran Holdings, Inc.*	100,605	2,387,357
Gulfmark Offshore, Inc. — Class A*	46,374	2,064,107
Bristow Group, Inc.*	42,059	1,989,391
Hercules Offshore, Inc.*	265,700	1,756,277
Tetra Technologies, Inc.*	106,552	1,640,901
Hornbeck Offshore Services, Inc.*	30,536	942,036

Total Energy		208,190,231

Total Common Stocks (Cost $130,726,382)		208,190,231

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$1,761,174	$1,761,174

Total Repurchase Agreement (Cost $1,761,174)		1,761,174

Total Investments - 100.6% (Cost $132,487,556)		$209,951,405

Liabilities, Less Other Assets — (0.6)%		(1,286,059)

Total Net Assets — 100.0%		$208,665,346

60 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

ENERGY SERVICES FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments, at value	$208,190,231
Repurchase agreements, at value	1,761,174

Total investments	209,951,405
Receivables:
Fund shares sold	830,726
Dividends	66,675

Total assets	210,848,806

Liabilities:
Payable for:
Fund shares redeemed	1,831,809
Management fees	151,648
Custodian fees	5,008
Transfer agent/maintenance fees	44,602
Distribution and service fees	23,226
Portfolio accounting fees	17,841
Other	109,326

Total liabilities	2,183,460

Net assets	$208,665,346

Net assets consist of:
Paid in capital	$185,661,041
Accumulated net investment loss	—
Accumulated net realized loss on investments	(54,459,544)
Net unrealized appreciation on investments	77,463,849

Net assets	$208,665,346

Investor Class:
Net assets	$151,318,341
Capital shares outstanding	2,414,762
Net asset value per share	$62.66

Advisor Class:
Net assets	$17,221,926
Capital shares outstanding	292,041
Net asset value per share	$58.97

A-Class:
Net assets	$24,849,472
Capital shares outstanding	414,113
Net asset value per share	$60.01

Maximum offering price per share*	$63.00

C-Class:
Net assets	$15,275,607
Capital shares outstanding	268,890
Net asset value per share	$56.81

Investments, at cost	$130,726,382
Repurchase agreements, at cost	1,761,174

Total cost	$132,487,556

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

STATEMENT OF OPERATIONS For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $2,011)	$1,062,945
Interest	861

Total investment income	1,063,806

Expenses:
Management fees	929,437
Transfer agent and administrative fees	273,363
Distribution and Service fees:
Advisor Class	41,040
A-Class	33,636
C-Class	112,250
Portfolio accounting fees	109,345
Trustees’ fees**	8,503
Miscellaneous	200,753

Total expenses	1,708,327

Net investment loss	(644,521)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,780,705

Net realized gain	11,780,705

Net change in unrealized appreciation (depreciation) on:
Investments	38,608,948

Net change in unrealized appreciation (depreciation)	38,608,948

Net realized and unrealized gain	50,389,653

Net increase in net assets resulting from operations	$49,745,132

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 61

ENERGY SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(644,521)	$(260,197)
Net realized gain (loss) on investments	11,780,705	(3,669,197)
Net change in unrealized appreciation (depreciation) on investments	38,608,948	27,010,971

Net increase in net assets resulting from operations	49,745,132	23,081,577

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	325,185,196	423,854,073
Advisor Class	49,966,638	74,622,197
A-Class	20,554,024	11,759,367
C-Class	75,084,065	90,977,214
Cost of shares redeemed
Investor Class	(258,712,201)	(447,317,610)
Advisor Class	(42,622,239)	(77,173,599)
A-Class	(11,461,422)	(10,636,373)
C-Class	(75,092,139)	(94,028,572)

Net increase (decrease) from capital share transactions	82,901,922	(27,943,303)

Net increase (decrease) in net assets	132,647,054	(4,861,726)
Net assets:
Beginning of year	76,018,292	80,880,018

End of year	$208,665,346	$76,018,292

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
Investor Class	6,666,644	10,928,957
Advisor Class	1,113,500	2,065,711
A-Class	435,077	330,237
C-Class	1,773,704	2,570,094
Shares redeemed
Investor Class	(5,404,466)	(12,157,631)
Advisor Class	(985,175)	(2,198,134)
A-Class	(238,789)	(316,274)
C-Class	(1,786,808)	(2,684,708)

Net increase (decrease) in shares	1,573,687	(1,461,748)

62 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

ENERGY SERVICES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$42.83	$25.07	$58.04	$47.47	$45.05

Income (loss) from investment operations:
Net investment loss[a]	(.21)	(.01)	(.24)	(.43)	(.36)
Net gain (loss) on investments (realized and unrealized)	20.04	17.77	(32.73)	11.00	2.78

Total from investment operations	19.83	17.76	(32.97)	10.57	2.42

Net asset value, end of period	$62.66	$42.83	$25.07	$58.04	$47.47

Total Return[b]	46.27%	70.84%	(56.81)%	22.27%	5.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$151,318	$49,371	$59,706	$82,691	$91,095

Ratios to average net assets:
Net investment loss	(0.42)%	(0.01)%	(0.48)%	(0.77)%	(0.80)%
Total expenses	1.39%	1.38%	1.37%	1.37%	1.36%

Portfolio turnover rate	205%	472%	207%	193%	196%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$40.50	$23.83	$55.45	$45.58	$43.46

Income (loss) from investment operations:
Net investment loss[a]	(.42)	(.26)	(.43)	(.69)	(.58)
Net gain (loss) on investments (realized and unrealized)	18.89	16.93	(31.19)	10.56	2.70

Total from investment operations	18.47	16.67	(31.62)	9.87	2.12

Net asset value, end of period	$58.97	$40.50	$23.83	$55.45	$45.58

Total Return[b]	45.61%	69.95%	(57.02)%	21.65%	4.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,222	$6,631	$7,058	$15,929	$18,237

Ratios to average net assets:
Net investment loss	(0.93)%	(0.70)%	(0.92)%	(1.28)%	(1.35)%
Total expenses	1.89%	1.88%	1.88%	1.87%	1.86%

Portfolio turnover rate	205%	472%	207%	193%	196%

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 63

ENERGY SERVICES FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$41.12	$24.13	$55.99	$45.90	$43.67

Income (loss) from investment operations:
Net investment loss[a]	(.31)	(.16)	(.31)	(.55)	(.41)
Net gain (loss) on investments (realized and unrealized)	19.20	17.15	(31.55)	10.64	2.64

Total from investment operations	18.89	16.99	(31.86)	10.09	2.23

Net asset value, end of period	$60.01	$41.12	$24.13	$55.99	$45.90

Total Return[b]	45.94%	70.41%	(56.90)%	21.98%	5.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,849	$8,957	$4,920	$11,450	$6,151

Ratios to average net assets:
Net investment loss	(0.67)%	(0.43)%	(0.68)%	(1.01)%	(0.97)%
Total expenses	1.64%	1.63%	1.63%	1.62%	1.61%

Portfolio turnover rate	205%	472%	207%	193%	196%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$39.22	$23.19	$54.22	$44.79	$42.92

Income (loss) from investment operations:
Net investment loss[a]	(.60)	(.44)	(.64)	(.93)	(.74)
Net gain (loss) on investments (realized and unrealized)	18.19	16.47	(30.39)	10.36	2.61

Total from investment operations	17.59	16.03	(31.03)	9.43	1.87

Net asset value, end of period	$56.81	$39.22	$23.19	$54.22	$44.79

Total Return[b]	44.85%	69.12%	(57.23)%	21.05%	4.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,276	$11,059	$9,196	$29,316	$24,500

Ratios to average net assets:
Net investment loss	(1.43)%	(1.25)%	(1.41)%	(1.76)%	(1.77)%
Total expenses	2.39%	2.38%	2.38%	2.37%	2.36%

Portfolio turnover rate	205%	472%	207%	193%	196%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

64 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
FINANCIAL SERVICES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies involved in the financial services sector (“Financial Services Companies”).
Inception: April 2, 1998
Gradually improving credit conditions and some easing in lending standards helped the Financial Services sector to finish the year strongly and perform in-line with the market for 2010. More financial institutions have been repaying government loans, and prospects for capital markets activity, weak throughout the year, may be improving. New regulations, however, are limiting banks’ proprietary trading, and new capital requirements could hold back lending—both to the detriment of profits. Although housing continues to stabilize, it hasn’t returned to normal, and the industry may be at risk as foreclosures mount.
For the period, REITs, Insurance, and Commercial Banks were the highest-contributing segments. The Capital Markets segment was the lowest-contributing, while Diversified Financial Services detracted from performance.
For the one-year period ended March 31, 2011, Financial Services Fund Investor Class returned 9.33%, while the S&P 500 Financials Index gained 4.01% over the same period.
Banco Bradesco S.A. ADR, American International Group, Inc. and Discover Financial Services were among the stocks which contributed the most to Fund performance during the year. Bank of America Corp., Genworth Financial, Inc.—Class A and BB&T Corp. were among the stocks that contributed the least to Fund performance for the period.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 2, 1998
Advisor Class	April 6, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings
(% of Total Net Assets)

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	3.0%
Wells Fargo & Co.	2.8%
Bank of America Corp.	2.4%
Goldman Sachs Group, Inc.	2.0%
American International Group, Inc.	1.7%
American Express Co.	1.6%
U.S. Bancorp	1.5%
MetLife, Inc.	1.5%
BlackRock, Inc. — Class A	1.5%

Top Ten Total	21.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

66 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/02/98)			(04/06/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

FINANCIAL SERVICES FUND	9.33%	-7.86%	-0.94%	8.76%	-8.36%	-1.38%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 FINANCIALS INDEX***	4.01%	-10.62%	-2.41%	4.01%	-10.62%	-2.41%

			A-Class					C-Class
			(09/01/04)					(04/19/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

FINANCIAL SERVICES FUND	9.06%	3.88%	-8.08%	-8.97%	-3.32%	-4.04%	8.28%	7.28%	-8.75%	-2.31%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	2.50%
S&P 500 FINANCIALS INDEX***	4.01%	4.01%	-10.62%	-10.62%	-5.80%	-5.80%	4.01%	4.01%	-10.62%	-2.91%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Financials Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS	March 31, 2011
FINANCIAL SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.3%

FINANCIALS - 99.3%
Berkshire Hathaway, Inc. — Class B*	4,237	$354,340
JPMorgan Chase & Co.	7,338	338,281
Wells Fargo & Co.	10,016	317,508
Bank of America Corp.	20,838	277,771
Goldman Sachs Group, Inc.	1,470	232,950
American International Group, Inc.*	5,501	193,305
American Express Co.	4,057	183,376
U.S. Bancorp	6,633	175,310
MetLife, Inc.	3,901	174,492
BlackRock, Inc. — Class A	864	173,674
Morgan Stanley	5,812	158,784
Bank of New York Mellon Corp.	5,068	151,381
Simon Property Group, Inc.	1,308	140,165
PNC Financial Services Group, Inc.	2,216	139,585
Prudential Financial, Inc.	2,262	139,294
Franklin Resources, Inc.	1,081	135,211
Aflac, Inc.	2,449	129,258
Travelers Companies, Inc.	2,069	123,064
Charles Schwab Corp.	6,524	117,628
ACE Ltd.	1,811	117,172
State Street Corp.	2,597	116,709
Capital One Financial Corp.	2,231	115,923
CME Group, Inc. — Class A	378	113,985
Public Storage	999	110,798
T. Rowe Price Group, Inc.	1,604	106,538
Chubb Corp.	1,737	106,495
BB&T Corp.	3,873	106,314
Itau Unibanco Holding S.A. ADR	4,403	105,892
Loews Corp.	2,410	103,848
Allstate Corp.	3,184	101,188
AON Corp.	1,908	101,048
Equity Residential	1,762	99,394
Marsh & McLennan Companies, Inc.	3,319	98,939
Vornado Realty Trust	1,129	98,787
Banco Bradesco S.A. ADR	4,713	97,795
Ameriprise Financial, Inc.	1,568	95,773
General Growth Properties, Inc.	6,150	95,202
SunTrust Banks, Inc.	3,237	93,355
Discover Financial Services	3,832	92,428
Progressive Corp.	4,357	92,063
HCP, Inc.	2,425	92,005
Hartford Financial Services Group, Inc.	3,368	90,700
Boston Properties, Inc.	950	90,108
ICICI Bank Ltd. ADR	1,798	89,594
Annaly Capital Management, Inc.	5,122	89,379
TD Ameritrade Holding Corp.	4,236	88,405
Fifth Third Bancorp	6,209	86,181
Northern Trust Corp.	1,698	86,174
Invesco Ltd.	3,365	86,009
Weyerhaeuser Co.	3,494	85,952
Host Hotels & Resorts, Inc.	4,869	85,743
HSBC Holdings plc ADR	1,595	82,621
HDFC Bank Ltd. ADR	474	80,552
Principal Financial Group, Inc.	2,495	80,114
M&T Bank Corp.	896	79,269
ProLogis	4,892	78,174
AvalonBay Communities, Inc.	651	78,172
Banco Santander Brasil S.A. ADR	6,300	77,238
Lincoln National Corp.	2,568	77,143
Toronto-Dominion Bank	870	77,073
Banco Santander S.A. ADR	6,512	76,321
Barclays plc ADR	4,160	75,462
Leucadia National Corp.	2,009	75,418
Health Care REIT, Inc.	1,435	75,251
Manulife Financial Corp.	4,220	74,652
Royal Bank of Canada	1,202	74,488
Brookfield Properties Corp.	4,200	74,424
Ventas, Inc.	1,353	73,468
Regions Financial Corp.	10,092	73,268
IntercontinentalExchange, Inc.*	593	73,259
Deutsche Bank AG	1,229	72,597
NYSE Euronext	2,062	72,521
SLM Corp.*	4,702	71,941
XL Group plc — Class A	2,911	71,611
CB Richard Ellis Group, Inc. — Class A*	2,674	71,396
CIT Group, Inc.*	1,672	71,144
China Life Insurance Company Ltd. ADR	1,266	70,959
Unum Group	2,701	70,901
Credit Suisse Group AG ADR	1,665	70,896
Moody’s Corp.	2,080	70,533
UBS AG*	3,883	70,088
CNA Financial Corp.	2,350	69,443
Credicorp Ltd.	660	69,254
KeyCorp	7,778	69,069
Kimco Realty Corp.	3,752	68,812
New York Community Bancorp, Inc.	3,807	65,709
Genworth Financial, Inc. — Class A*	4,853	65,321
Plum Creek Timber Company, Inc.	1,472	64,194
AMB Property Corp.	1,759	63,271
Macerich Co.	1,274	63,101
Affiliated Managers Group, Inc.*	570	62,341
Comerica, Inc.	1,696	62,277
SL Green Realty Corp.	814	61,213
PartnerRe Ltd.	756	59,905
Legg Mason, Inc.	1,655	59,729
Lazard Ltd. — Class A	1,432	59,543
Huntington Bancshares, Inc.	8,705	57,801
Nationwide Health Properties, Inc.	1,354	57,586
Digital Realty Trust, Inc.	986	57,326
Everest Re Group Ltd.	642	56,612
Cincinnati Financial Corp.	1,725	56,580
Torchmark Corp.	845	56,176
NASDAQ OMX Group, Inc.*	2,148	55,504
Rayonier, Inc.	890	55,456

68 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
FINANCIAL SERVICES FUND

	Shares	Value

Hudson City Bancorp, Inc.	5,717	$55,340
Federal Realty Investment Trust	675	55,053
SEI Investments Co.	2,243	53,563
Axis Capital Holdings Ltd.	1,527	53,323
W.R. Berkley Corp.	1,655	53,308
Arch Capital Group Ltd.*	535	53,067
MSCI, Inc. — Class A*	1,435	52,837
Jefferies Group, Inc.	2,118	52,823
People’s United Financial, Inc.	4,172	52,484
UDR, Inc.	2,135	52,030
Alexandria Real Estate Equities, Inc.	660	51,460
Marshall & Ilsley Corp.	6,369	50,888
Zions Bancorporation	2,200	50,732
Realty Income Corp.	1,450	50,678
Jones Lang LaSalle, Inc.	500	49,870
Liberty Property Trust	1,464	48,166
Assurant, Inc.	1,242	47,829

Total Financials		11,335,901

Total Common Stocks (Cost $7,300,676)		11,335,901

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$84,217	$84,217

Total Repurchase Agreement (Cost $84,217)		84,217

Total Investments — 100.0% (Cost $7,384,893)		$11,420,118

Liabilities, Less Cash & Other Assets — 0.0%		(5,701)

Total Net Assets — 100.0%		$11,414,417

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depository Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 69

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments, at value	$11,335,901
Repurchase agreements, at value	84,217

Total investments	11,420,118
Cash	1,585
Receivables:
Securities sold	1,007,904
Fund shares sold	161,606
Dividends	18,537

Total assets	12,609,750

Liabilities:
Payable for:
Fund shares redeemed	1,159,521
Management fees	10,981
Custodian fees	366
Transfer agent/maintenance fees	3,230
Distribution and service fees	3,232
Portfolio accounting fees	1,292
Other	16,711

Total liabilities	1,195,333

Net assets	$11,414,417

Net assets consist of:
Paid in capital	$14,604,446
Undistributed net investment income	5,638
Accumulated net realized loss on investments	(7,230,892)
Net unrealized appreciation on investments	4,035,225

Net assets	$11,414,417

Investor Class:
Net assets	$4,885,024
Capital shares outstanding	60,174
Net asset value per share	$81.18

Advisor Class:
Net assets	$3,633,545
Capital shares outstanding	47,514
Net asset value per share	$76.47

A-Class:
Net assets	$1,781,615
Capital shares outstanding	22,880
Net asset value per share	$77.87

Maximum offering price per share*	$81.75

C-Class:
Net assets	$1,114,233
Capital shares outstanding	15,177
Net asset value per share	$73.42

Investments, at cost	$7,300,676
Repurchase agreements, at cost	84,217

Total cost	$7,384,893

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $2,550)	$274,108
Interest	145

Total investment income	274,253

Expenses:
Management fees	144,677
Transfer agent and administrative fees	42,552
Distribution and Service fees:
Advisor Class	13,615
A-Class	3,528
C-Class	14,905
Portfolio accounting fees	17,021
Trustees’ fees**	1,738
Miscellaneous	30,606

Total expenses	268,642

Net investment income	5,611

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,285,469

Net realized gain	4,285,469

Net change in unrealized appreciation (depreciation) on:
Investments	(4,675,933)

Net change in unrealized appreciation (depreciation)	(4,675,933)

Net realized and unrealized loss	(390,464)

Net decrease in net assets resulting from operations	$(384,853)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements

FINANCIAL SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$5,611	$129,311
Net realized gain on investments	4,285,469	3,945,234
Net change in unrealized appreciation (depreciation) on investments	(4,675,933)	7,333,150

Net increase (decrease) in net assets resulting from operations	(384,853)	11,407,695

Distributions to shareholders from:
Net investment income
Investor Class	(64,919)	(161,423)
Advisor Class	(33,103)	(16,765)
A-Class	(15,355)	(18,842)
C-Class	(15,591)	(19,410)

Total distributions to shareholders	(128,968)	(216,440)

Capital share transactions:
Proceeds from sale of shares
Investor Class	82,605,048	97,528,492
Advisor Class	13,931,559	15,582,018
A-Class	8,082,499	3,005,218
C-Class	35,513,916	22,146,643
Distributions reinvested
Investor Class	63,278	159,275
Advisor Class	32,905	16,668
A-Class	8,992	17,247
C-Class	14,303	18,363
Cost of shares redeemed
Investor Class	(103,700,539)	(92,412,709)
Advisor Class	(13,783,069)	(16,437,842)
A-Class	(7,670,882)	(5,229,362)
C-Class	(36,169,022)	(22,643,373)

Net increase (decrease) from capital share transactions	(21,071,012)	1,750,638

Net increase (decrease) in net assets	(21,584,833)	12,941,893
Net assets:
Beginning of year	32,999,250	20,057,357

End of year	$11,414,417	$32,999,250

Undistributed net investment income at end of year	$5,638	$129,062

Capital share activity:
Shares sold
Investor Class	1,092,006	1,499,575	†
Advisor Class	199,648	264,201	†
A-Class	111,610	47,120	†
C-Class	522,367	364,549	†
Shares issued from reinvestment of distributions
Investor Class	876	2,367	†
Advisor Class	483	261	†
A-Class	130	266	†
C-Class	218	298	†
Shares redeemed
Investor Class	(1,383,149)	(1,450,270	)†
Advisor Class	(198,704)	(282,482	)†
A-Class	(108,312)	(90,609	)†
C-Class	(535,638)	(370,922	)†

Net decrease in shares	(298,465)	(15,646	)†

†	Share amounts for the period April 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.

See Notes to Financial Statements	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 71

FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010[c]	2009[c]	2008[c]	2007[c]

Per Share Data
Net asset value, beginning of period	$75.23	$44.37	$101.80	$142.50	$132.60

Income (loss) from investment operations:
Net investment income[a]	.15	.41	1.60	1.70	1.40
Net gain (loss) on investments (realized and unrealized)	6.75	31.07	(57.13)	(40.20)	9.14

Total from investment operations	6.90	31.48	(55.53)	(38.50)	10.54

Less distributions from:
Net investment income	(.95)	(.62)	(1.90)	(2.20)	(.64)

Total distributions	(.95)	(.62)	(1.90)	(2.20)	(.64)

Net asset value, end of period	$81.18	$75.23	$44.37	$101.80	$142.50

Total Return[b]	9.33%	71.12%	(54.76)%	(27.26)%	7.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,885	$26,364	$13,257	$4,640	$22,658

Ratios to average net assets:
Net investment income	0.19%	0.64%	2.16%	1.25%	1.03%
Total expenses	1.39%	1.38%	1.37%	1.38%	1.34%

Portfolio turnover rate	601%	447%	755%	913%	534%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010[c]	2009[c]	2008[c]	2007[c]

Per Share Data
Net asset value, beginning of period	$71.29	$42.28	$97.80	$137.60	$128.80

Income (loss) from investment operations:
Net investment income (loss)[a]	(.14)	.12	1.30	.90	.70
Net gain (loss) on investments (realized and unrealized)	6.27	29.51	(54.92)	(38.50)	8.74

Total from investment operations	6.13	29.63	(53.62)	(37.60)	9.44

Less distributions from:
Net investment income	(.95)	(.62)	(1.90)	(2.20)	(.64)

Total distributions	(.95)	(.62)	(1.90)	(2.20)	(.64)

Net asset value, end of period	$76.47	$71.29	$42.28	$97.80	$137.60

Total Return[b]	8.76%	70.26%	(55.06)%	(27.58)%	7.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,634	$3,285	$2,710	$1,957	$16,786

Ratios to average net assets:
Net investment income (loss)	(0.20%)	0.21%	1.83%	0.70%	0.54%
Total expenses	1.89%	1.88%	1.88%	1.89%	1.84%

Portfolio turnover rate	601%	447%	755%	913%	534%

72 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements

FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010[c]	2009[c]	2008[c]	2007[c]

Per Share Data
Net asset value, beginning of period	$72.38	$42.80	$98.60	$138.20	$129.10

Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)	.30	1.30	1.60	1.00
Net gain (loss) on investments (realized and unrealized)	6.45	29.90	(55.20)	(39.00)	8.74

Total from investment operations	6.44	30.20	(53.90)	(37.40)	9.74

Less distributions from:
Net investment income	(.95)	(.62)	(1.90)	(2.20)	(.64)

Total distributions	(.95)	(.62)	(1.90)	(2.20)	(.64)

Net asset value, end of period	$77.87	$72.38	$42.80	$98.60	$138.20

Total Return[b]	9.06%	70.74%	(54.92)%	(27.32)%	7.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,782	$1,408	$2,683	$1,367	$1,107

Ratios to average net assets:
Net investment income (loss)	(0.01)%	0.50%	1.97%	1.42%	0.74%
Total expenses	1.64%	1.63%	1.62%	1.59%	1.61%

Portfolio turnover rate	601%	447%	755%	913%	534%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010[c]	2009[c]	2008[c]	2007[c]

Per Share Data
Net asset value, beginning of period	$68.79	$41.01	$95.10	$134.60	$126.70

Income (loss) from investment operations:
Net investment income (loss)[a]	(.49)	(.24)	.80	.50	.10
Net gain (loss) on investments (realized and unrealized)	6.07	28.64	(52.99)	(37.80)	8.44

Total from investment operations	5.58	28.40	(52.19)	(37.30)	8.54

Less distributions from:
Net investment income	(.95)	(.62)	(1.90)	(2.20)	(.64)

Total distributions	(.95)	(.62)	(1.90)	(2.20)	(.64)

Net asset value, end of period	$73.42	$68.79	$41.01	$95.10	$134.60

Total Return[b]	8.28%	69.44%	(55.16%)	(27.98%)	6.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,114	$1,942	$1,407	$2,847	$5,382

Ratios to average net assets:
Net investment income (loss)	(0.72)%	(0.40)%	1.13%	0.45%	0.06%
Total expenses	2.39%	2.38%	2.38%	2.37%	2.34%

Portfolio turnover rate	601%	447%	755%	913%	534%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[c]	Per share amounts for the period March 31, 2006 — April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.

See Notes to Financial Statements	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 73

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
HEALTH CARE FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).
Inception: April 17, 1998
The health care sector did not stand out in 2010, despite attractive fundamentals, largely because it was beaten down prior to passage of the healthcare bill in March, even though the more damaging provisions to profitability will take effect well down the road. Investors in 2010 appeared to be more concerned over the strength of the drug pipeline and how regulations could impact the group. The large pharmaceutical industry is looking at a significant level of patent expirations, and investors are unsure where future growth will come from.
For the one-year period ended March 31, 2011, Health Care Fund Investor Class returned 8.48%, compared with a 5.11% gain for the S&P 500 Health Care Index.
The biggest positive contributors to Fund performance included Health Care Providers & Services, which composed 22% of the portfolio. The Pharmaceuticals segment was also a significant contributor to Fund return. All industries in the portfolio generated positive returns for the year, but Health Care Technology was the segment contributing least to Fund performance.
The year’s top-performing holdings included Valeant Pharmaceuticals International, Inc., Pfizer and UnitedHealth Group, Inc. Teva Pharmaceutical Industries Ltd. ADR, Medtronic, Inc. and Amgen, Inc. were among the Fund’s weakest performers for the period.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

Investor Class	April 17, 1998
Advisor Class	May 11, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
Ten Largest Holdings
(% of Total Net Assets)

Johnson & Johnson	3.7%
Pfizer, Inc.	3.6%
Merck & Company, Inc.	3.0%
Abbott Laboratories	2.6%
UnitedHealth Group, Inc.	2.1%
Teva Pharmaceutical Industries Ltd. ADR	2.0%
Bristol-Myers Squibb Co.	2.0%
Amgen, Inc.	2.0%
Alcon, Inc.	2.0%
Medtronic, Inc.	1.9%

Top Ten Total	24.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
74 | THE RYDEX SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/17/98)			(05/11/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

HEALTH CARE FUND	8.48%	3.36%	4.31%	8.01%	2.86%	3.79%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 HEALTH CARE INDEX***	5.11%	2.73%	1.93%	5.11%	2.73%	1.93%

	A-Class						C-Class
	(09/01/04)						(03/30/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

HEALTH CARE FUND	8.31%	3.16%	3.13%	2.13%	5.25%	4.48%	7.71%	6.71%	2.38%	3.26%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	3.29%
S&P 500 HEALTH CARE INDEX***	5.11%	5.11%	2.73%	2.73%	3.72%	3.72%	5.11%	5.11%	2.73%	1.93%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS	March 31, 2011
HEALTH CARE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

HEALTH CARE - 99.5%
Johnson & Johnson	16,755	$992,735
Pfizer, Inc.	47,654	967,853
Merck & Company, Inc.	24,370	804,454
Abbott Laboratories	13,975	685,474
UnitedHealth Group, Inc.	12,458	563,101
Teva Pharmaceutical Industries Ltd. ADR	10,807	542,187
Bristol-Myers Squibb Co.	19,986	528,230
Amgen, Inc.*	9,863	527,178
Alcon, Inc.	3,161	523,177
Medtronic, Inc.	13,231	520,641
Eli Lilly & Co.	14,172	498,429
Gilead Sciences, Inc.*	10,806	458,607
Baxter International, Inc.	8,227	442,366
Express Scripts, Inc. — Class A*	7,640	424,860
WellPoint, Inc.	5,833	407,085
Celgene Corp.*	7,059	406,104
Covidien plc	7,510	390,069
Medco Health Solutions, Inc.*	6,904	387,729
Stryker Corp.	6,232	378,906
Thermo Fisher Scientific, Inc.*	6,679	371,018
Allergan, Inc.	4,888	347,146
McKesson Corp.	4,278	338,175
St. Jude Medical, Inc.	6,447	330,473
Genzyme Corp.*	4,331	329,806
Biogen Idec, Inc.*	4,375	321,081
Becton Dickinson and Co.	3,998	318,321
Agilent Technologies, Inc.*	7,090	317,490
Aetna, Inc.	8,246	308,648
Cardinal Health, Inc.	7,216	296,794
CIGNA Corp.	6,249	276,706
Valeant Pharmaceuticals International, Inc.	5,480	272,959
Intuitive Surgical, Inc.*	811	270,436
AmerisourceBergen Corp. — Class A	6,686	264,498
Humana, Inc.*	3,750	262,275
Boston Scientific Corp.*	36,415	261,824
Zimmer Holdings, Inc.*	4,248	257,131
Mylan, Inc.*	11,026	249,959
Novartis AG ADR	4,529	246,151
Quest Diagnostics, Inc.	4,234	244,386
Forest Laboratories, Inc.*	7,539	243,510
Vertex Pharmaceuticals, Inc.*	5,070	243,005
Hospira, Inc.*	4,272	235,814
Life Technologies Corp.*	4,494	235,575
Illumina, Inc.*	3,361	235,505
Edwards Lifesciences Corp.*	2,700	234,900
Laboratory Corporation of America Holdings*	2,536	233,642
Alexion Pharmaceuticals, Inc.*	2,362	233,082
Cerner Corp.*	2,077	230,962
Sanofi-Aventis S.A. ADR	6,310	222,238
GlaxoSmithKline plc ADR	5,764	221,395
CR Bard, Inc.	2,212	219,674
DaVita, Inc.*	2,554	218,393
Waters Corp.*	2,502	217,424
Varian Medical Systems, Inc.*	3,205	216,786
Perrigo Co.	2,600	206,752
AstraZeneca plc ADR	4,379	201,959
Watson Pharmaceuticals, Inc.*	3,599	201,580
CareFusion Corp.*	6,992	197,174
Henry Schein, Inc.*	2,804	196,757
Warner Chilcott plc — Class A	8,362	194,667
Hologic, Inc.*	8,266	183,505
Dendreon Corp.*	4,859	181,872
Mettler-Toledo International, Inc.*	1,050	180,600
Beckman Coulter, Inc.	2,159	179,348
DENTSPLY International, Inc.	4,810	177,922
Human Genome Sciences, Inc.*	6,457	177,245
Coventry Health Care, Inc.*	5,463	174,215
QIAGEN N.V.*	8,550	171,428
Endo Pharmaceuticals Holdings, Inc.*	4,450	169,812
Universal Health Services, Inc. — Class B	3,370	166,511
ResMed, Inc.*	5,488	164,640
Regeneron Pharmaceuticals, Inc.*	3,550	159,537
IDEXX Laboratories, Inc.*	2,048	158,147
Bruker Corp.*	7,400	154,290
Tenet Healthcare Corp.*	20,330	151,459
Allscripts Healthcare Solutions, Inc.*	7,210	151,338
Patterson Companies, Inc.	4,645	149,523
Kinetic Concepts, Inc.*	2,740	149,111
United Therapeutics Corp.*	2,202	147,578
Community Health Systems, Inc.*	3,679	147,123
Brookdale Senior Living, Inc. — Class A*	5,140	143,920
Omnicare, Inc.	4,769	143,022
SXC Health Solutions Corp.*	2,600	142,480
Alere, Inc.*	3,610	141,295
Cooper Companies, Inc.	2,020	140,289
Bio-Rad Laboratories, Inc. — Class A*	1,150	138,161
Talecris Biotherapeutics Holdings Corp.*	5,130	137,484
Mednax, Inc.*	2,057	137,017
Gen-Probe, Inc.*	2,060	136,681
Health Net, Inc.*	4,170	136,359
PerkinElmer, Inc.	5,145	135,159
Pharmaceutical Product Development, Inc.	4,870	134,948
Covance, Inc.*	2,447	133,900

76 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
HEALTH CARE FUND

	Shares	Value

BioMarin Pharmaceutical, Inc.*	5,200	$130,676
Lincare Holdings, Inc.	4,227	125,373
Hill-Rom Holdings, Inc.	3,200	121,536
Cephalon, Inc.*	1,538	116,550
Salix Pharmaceuticals Ltd.*	3,051	106,877

Total Health Care		26,672,187

Total Common Stocks (Cost $18,751,412)		26,672,187

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.9%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$232,839	$232,839

Total Repurchase Agreement (Cost $232,839)		$232,839

Total Investments — 100.4% (Cost $18,984,251)		$26,905,026

Liabilities, Less Other Assets — (0.4)%		(115,392)

Total Net Assets — 100.0%		$26,789,634

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 77

HEALTH CARE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$26,672,187
Repurchase agreements, at value	232,839

Total investments	26,905,026
Receivables:
Fund shares sold	1,258,351
Dividends	34,486

Total assets	28,197,863

Liabilities:
Payable for:
Securities purchased	523,990
Fund shares redeemed	843,657
Management fees	18,202
Custodian fees	610
Transfer agent/maintenance fees	5,354
Distribution and service fees	3,711
Portfolio accounting fees	2,141
Other	10,564

Total liabilities	1,408,229

Net assets	$26,789,634

Net assets consist of:
Paid in capital	$26,707,539
Accumulated net investment loss	—
Accumulated net realized loss on investments	(7,838,680)
Net unrealized appreciation on investments	7,920,775

Net assets	$26,789,634

Investor Class:
Net assets	$19,534,435
Capital shares outstanding	1,139,412
Net asset value per share	$17.14

Advisor Class:
Net assets	$2,229,266
Capital shares outstanding	138,950
Net asset value per share	$16.04

A-Class:
Net assets	$1,156,081
Capital shares outstanding	70,939
Net asset value per share	$16.30

Maximum offering price per share*	$17.11

C-Class:
Net assets	$3,869,852
Capital shares outstanding	249,729
Net asset value per share	$15.50

Investments, at cost	$18,751,412
Repurchase agreements, at cost	232,839

Total cost	$18,984,251

*   Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1,545)	$377,135
Interest	182

Total investment income	377,317

Expenses:
Management fees	235,238
Transfer agent and administrative fees	69,188
Distribution and Service fees:
Advisor Class	11,608
A-Class	3,883
C-Class	37,766
Portfolio accounting fees	27,675
Trustees’ fees**	4,462
Registration fees	32,265
Miscellaneous	14,230

Total expenses	436,315

Net investment loss	(58,998)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	14,717,139

Net realized gain	14,717,139

Net change in unrealized appreciation (depreciation) on:
Investments	(15,485,060)

Net change in unrealized appreciation (depreciation)	(15,485,060)

Net realized and unrealized loss	(767,921)

Net decrease in net assets resulting from operations	$(826,919)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

78 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

HEALTH CARE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(58,998)	$(98,128)
Net realized gain on investments	14,717,139	5,745,341
Net change in unrealized appreciation (depreciation) on investments	(15,485,060)	19,815,215

Net increase (decrease) in net assets resulting from operations	(826,919)	25,462,428

Distributions to shareholders from:
Net investment income
Investor Class	—	(112,784)
Advisor Class	—	(3,474)
A-Class	—	(799)
C-Class	—	(3,371)

Total distributions to shareholders	—	(120,428)

Capital share transactions:
Proceeds from sale of shares
Investor Class	199,840,233	376,924,923
Advisor Class	29,192,400	26,624,310
A-Class	2,774,503	8,065,607
C-Class	104,802,117	72,011,485
Distributions reinvested
Investor Class	—	110,294
Advisor Class	—	3,408
A-Class	—	773
C-Class	—	3,164
Cost of shares redeemed
Investor Class	(375,189,188)	(217,426,813)
Advisor Class	(30,446,417)	(30,904,957)
A-Class	(7,868,260)	(3,245,485)
C-Class	(109,133,717)	(70,234,350)

Net increase (decrease) from capital share transactions	(186,028,329)	161,932,359

Net increase (decrease) in net assets	(186,855,248)	187,274,359
Net assets:
Beginning of year	213,644,882	26,370,523

End of year	$26,789,634	$213,644,882

Accumulated net investment loss at end of year	$—	$—

Capital Share Activity:
Shares sold
Investor Class	12,963,598	27,251,381
Advisor Class	2,051,470	2,055,170
A-Class	186,925	550,092
C-Class	7,534,727	5,738,394
Shares issued from reinvestment of distributions
Investor Class	—	7,596
Advisor Class	—	249
A-Class	—	56
C-Class	—	238
Shares redeemed
Investor Class	(24,208,012)	(16,118,063)
Advisor Class	(2,143,572)	(2,424,711)
A-Class	(528,117)	(231,279)
C-Class	(7,868,157)	(5,650,598)

Net increase (decrease) in shares	(12,011,138)	11,178,525

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 79

HEALTH CARE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$15.80	$11.20	$14.28	$15.28	$14.54

Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	(.01)	.07	(.02)	.03
Net gain (loss) on investments (realized and unrealized)	1.36	4.62	(3.15)	(.98)	.71

Total from investment operations	1.34	4.61	(3.08)	(1.00)	.74

Less distributions from:
Net investment income	—	(.01)	—	—	—

Total distributions	—	(.01)	—	—	—

Net asset value, end of period	$17.14	$15.80	$11.20	$14.28	$15.28

Total Return[b]	8.48%	41.17%	(21.57)%	(6.54)%	5.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,534	$195,616	$13,920	$22,062	$33,878

Ratios to average net assets:
Net investment income (loss)	(0.10)%	(0.04)%	0.48%	(0.13)%	0.23%
Total expenses	1.38%	1.37%	1.36%	1.37%	1.35%

Portfolio turnover rate	619%	241%	745%	444%	545%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.85	$10.58	$13.57	$14.59	$13.94

Income (loss) from investment operations:
Net investment income (loss)[a]	(.05)	(.04)	.01	(.09)	(.05)
Net gain (loss) on investments (realized and unrealized)	1.24	4.32	(3.00)	(.93)	.70

Total from investment operations	1.19	4.28	(2.99)	(1.02)	.65

Less distributions from:
Net investment income	—	(.01)	—	—	—

Total distributions	—	(.01)	—	—	—

Net asset value, end of period	$16.04	$14.85	$10.58	$13.57	$14.59

Total Return[b]	8.01%	40.46%	(22.03%)	(6.99%)	4.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,229	$3,432	$6,353	$13,099	$17,327

Ratios to average net assets:
Net investment income (loss)	(0.36%)	(0.33%)	0.04%	(0.60%)	(0.37%)
Total expenses	1.88%	1.88%	1.93%	1.86%	1.85%

Portfolio turnover rate	619%	241%	745%	444%	545%

80 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

HEALTH CARE FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$15.05	$10.69	$13.68	$14.67	$13.98

Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	(.03)	.02	(.06)	(.02)
Net gain (loss) on investments (realized and unrealized)	1.27	4.40	(3.01)	(.93)	.71

Total from investment operations	1.25	4.37	(2.99)	(.99)	.69

Less distributions from:
Net investment income	—	(.01)	—	—	—

Total distributions	—	(.01)	—	—	—

Net asset value, end of period	$16.30	$15.05	$10.69	$13.68	$14.67

Total Return[b]	8.31%	40.88%	(21.86%)	(6.75%)	4.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,156	$6,204	$997	$730	$818

Ratios to average net assets:
Net investment income (loss)	(0.14%)	(0.25%)	0.15%	(0.36%)	(0.13%)
Total expenses	1.63%	1.62%	1.63%	1.61%	1.60%

Portfolio turnover rate	619%	241%	745%	444%	545%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$14.39	$10.30	$13.28	$14.35	$13.79

Income (loss) from investment operations:
Net investment loss[a]	(.11)	(.11)	(.08)	(.16)	(.10)
Net gain (loss) on investments (realized and unrealized)	1.22	4.21	(2.90)	(.91)	.66

Total from investment operations	1.11	4.10	(2.98)	(1.07)	.56

Less distributions from:
Net investment income	—	(.01)	—	—	—

Total distributions	—	(.01)	—	—	—

Net asset value, end of period	$15.50	$14.39	$10.30	$13.28	$14.35

Total Return[b]	7.71%	39.81%	(22.44%)	(7.46%)	4.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,870	$8,393	$5,101	$5,677	$8,720

Ratios to average net assets:
Net investment loss	(0.76%)	(0.91%)	(0.65%)	(1.12%)	(0.73%)
Total expenses	2.38%	2.38%	2.38%	2.37%	2.34%

Portfolio turnover rate	619%	241%	745%	444%	545%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 81

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
INTERNET FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).
Inception: April 6, 2000
Internet companies benefited from improving economic conditions, retail spending and consumers that were particularly confident around the end of 2010. The industry is also experiencing considerable growth in developing countries, for example, China, where internet search provider Baidu saw revenue double from 2009 to 2010. The industry is also benefiting from new trends like cloud computing and innovation in delivery of services via the internet.
For the one-year period ended March 31, 2011, Internet Fund Investor Class returned 25.25%, compared with a gain of 11.91% for the S&P 500 Information Technology Index.
Within the sector, Internet Software & Services, Internet & Catalog Retail and Software were the biggest positive contributors to Fund performance. Commercial Services & Supplies and Communications Equipment were the biggest detractors from performance.
Baidu, Inc. ADR, Netflix, Inc. and Priceline.com, Inc. were among the stocks which added the most to Fund performance for the year, while Cisco Systems, Inc., Research in Motion Ltd. and VistaPrint N.V. were among the stocks which added the least to Fund performance for the year.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 6, 2000
Advisor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings
(% of Total Net Assets)

Google, Inc. — Class A	8.2%
Cisco Systems, Inc.	5.6%
QUALCOMM, Inc.	5.6%
Amazon.com, Inc.	5.6%
Baidu, Inc. ADR	4.2%
eBay, Inc.	3.8%
Time Warner, Inc.	3.6%
Priceline.com, Inc.	3.1%
Research In Motion Ltd.	3.0%
Yahoo!, Inc.	2.8%

Top Ten Total	45.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
82 THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/06/00)			(04/06/00)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

INTERNET FUND	25.25%	5.89%	2.50%	24.61%	5.36%	1.97%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 INFORMATION TECHNOLOGY INDEX***	11.91%	4.88%	2.36%	11.91%	4.88%	2.36%

	A-Class					C-Class
	(09/01/04)					(04/19/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

INTERNET FUND	24.95%	19.02%	5.63%	4.60%	8.17%	7.37%	23.92%	22.92%	4.85%	-0.96%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	2.50%
S&P 500 INFORMATION TECHNOLOGY INDEX***	11.91%	11.91%	4.88%	4.88%	6.91%	6.91%	11.91%	11.91%	4.88%	0.16%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS	March 31, 2011
INTERNET FUND

	Shares	Value

COMMON STOCKS† - 98.7%

INFORMATION TECHNOLOGY - 78.5%
Google, Inc. — Class A*	3,588	$2,103,322
Cisco Systems, Inc.	83,702	1,435,490
QUALCOMM, Inc.	25,992	1,425,141
Baidu, Inc. ADR*	7,784	1,072,713
eBay, Inc.*	31,017	962,768
Research In Motion Ltd.*	13,650	772,181
Yahoo!, Inc.*	43,693	727,488
Juniper Networks, Inc.*	16,829	708,164
Broadcom Corp. — Class A	17,135	674,776
Intuit, Inc.*	11,622	617,128
Symantec Corp.*	30,856	572,070
Sina Corp.*	5,040	539,482
Check Point Software Technologies Ltd.*	9,752	497,840
Red Hat, Inc.*	10,306	467,789
BMC Software, Inc.*	9,050	450,147
F5 Networks, Inc.*	4,141	424,742
Akamai Technologies, Inc.*	10,424	396,112
MercadoLibre, Inc.	4,720	385,294
Sohu.com, Inc.*	4,270	381,567
VeriSign, Inc.	10,390	376,222
Rackspace Hosting, Inc.*	8,629	369,753
TIBCO Software, Inc.*	12,239	333,513
Equinix, Inc.*	3,444	313,748
WebMD Health Corp. — Class A*	4,922	262,933
IAC/InterActiveCorp.*	8,327	257,221
GSI Commerce, Inc.*	8,720	255,234
OpenTable, Inc.*	2,314	246,094
Ciena Corp.*	9,081	235,743
VistaPrint N.V.*	4,400	228,360
SAVVIS, Inc.*	6,070	225,136
AOL, Inc.*	11,369	222,037
Monster Worldwide, Inc.*	13,600	216,240
Ancestry.com, Inc.*	5,740	203,483
Digital River, Inc.*	4,891	183,070
Travelzoo, Inc.*	2,560	170,470
Terremark Worldwide, Inc.*	8,810	167,390
ValueClick, Inc.*	11,538	166,839
Constant Contact, Inc.*	4,620	161,238
LogMeIn, Inc.*	3,760	158,522
RightNow Technologies, Inc.*	4,870	152,431
Websense, Inc.*	6,330	145,400
j2 Global Communications, Inc.*	4,770	140,763
Limelight Networks, Inc.*	19,640	140,622
Earthlink, Inc.	17,459	136,704

Total Information Technology		20,083,380

CONSUMER DISCRETIONARY - 17.1%
Amazon.com, Inc.*	7,907	1,424,288
Time Warner, Inc.	25,958	926,701
Priceline.com, Inc.*	1,546	782,956
Netflix, Inc.*	2,209	524,262
Expedia, Inc.	16,452	372,802
Shutterfly, Inc.*	3,830	200,539
Blue Nile, Inc.*	2,500	134,975

Total Information Technology		4,366,523

TELECOMMUNICATION SERVICES - 2.0%
Qwest Communications International, Inc.	74,760	510,611

FINANCIALS - 1.1%
E*Trade Financial Corp.*	17,920	280,090

Total Common Stocks (Cost $14,009,559)		25,240,604

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 1.2%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$311,772	311,772

Total Repurchase Agreement (Cost $311,772)		311,772

Total Investments — 99.9% (Cost $14,321,331)		$25,552,376

Other Assets, Less, Liabilities — 0.1%		31,708

Total Net Assets — 100.0%		$25,584,084

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR	— American Depositary Receipt

84 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$25,240,604
Repurchase agreements, at value	311,772

Total investments	25,552,376
Receivables:
Fund shares sold	319,824
Dividends	5,987

Total assets	25,878,187

Liabilities:
Payable for:
Fund shares redeemed	150,720
Management fees	45,392
Custodian fees	1,622
Transfer agent/maintenance fees	13,351
Distribution and service fees	3,049
Portfolio accounting fees	5,340
Other	74,629

Total liabilities	294,103

Net assets	$25,584,084

Net assets consist of:
Paid in capital	$29,331
Accumulated net investment loss	—
Undistributed net realized gain on investments	14,323,708
Net unrealized appreciation on investments	11,231,045

Net assets	$25,584,084

Investor Class:
Net assets	$20,589,269
Capital shares outstanding	393,850
Net asset value per share	$52.28

Advisor Class:
Net assets	$2,124,341
Capital shares outstanding	43,082
Net asset value per share	$49.31

A-Class:
Net assets	$1,100,738
Capital shares outstanding	21,956
Net asset value per share	$50.13

Maximum offering price per share*	$52.63

C-Class:
Net assets	$1,769,736
Capital shares outstanding	37,412
Net asset value per share	$47.30

Investments, at cost	$14,009,559
Repurchase agreements, at cost	311,772

Total cost	$14,321,331

*    Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2011

Investment Income:
Dividends	$655,568
Interest	720

Total investment income	656,288

Expenses:
Management fees	808,473
Transfer agent and administrative fees	237,785
Distribution and Service fees:
Advisor Class	13,006
A-Class	3,250
C-Class	15,527
Portfolio accounting fees	95,113
Trustees’ fees**	7,453
Miscellaneous	173,094

Total expenses	1,353,701

Net investment loss	(697,413)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	26,981,612

Net realized gain	26,981,612

Net change in unrealized appreciation (depreciation) on:
Investments	1,549,620

Net change in unrealized appreciation (depreciation)	1,549,620

Net realized and unrealized gain	28,531,232

Net increase in net assets resulting from operations	$27,833,819

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 85

INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(697,413)	$(528,956)
Net realized gain on investments	26,981,612	17,110,852
Net change in unrealized appreciation (depreciation) on investments	1,549,620	4,224,318

Net increase in net assets resulting from operations	27,833,819	20,806,214

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	236,370,905	177,542,033
Advisor Class	21,569,818	24,730,965
A-Class	3,274,554	4,695,216
C-Class	51,664,283	41,013,515
Cost of shares redeemed
Investor Class	(264,624,471)	(236,380,728)
Advisor Class	(23,765,932)	(25,593,202)
A-Class	(5,523,556)	(2,050,114)
C-Class	(51,093,192)	(40,927,304)

Net decrease from capital share transactions	(32,127,591)	(56,969,619)

Net decrease in net assets	(4,293,772)	(36,163,405)
Net assets:
Beginning of year	29,877,856	66,041,261

End of year	$25,584,084	$29,877,856

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
Investor Class	5,219,504	5,313,352
Advisor Class	490,716	705,697
A-Class	74,437	127,396
C-Class	1,264,666	1,209,155
Shares redeemed
Investor Class	(5,350,861)	(7,110,764)
Advisor Class	(546,388)	(749,250)
A-Class	(126,995)	(56,423)
C-Class	(1,254,939)	(1,205,994)

Net decrease in shares	(229,860)	(1,766,831)

86 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INTERNET FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$41.74	$26.58	$38.55	$41.11	$40.22

Income (loss) from investment operations:
Net investment income (loss)[a]	(.34)	(.38)	(.29)	.46	(.44)
Net gain (loss) on investments (realized and unrealized)	10.88	15.54	(11.23)	(2.87)	1.33

Total from investment operations	10.54	15.16	(11.52)	(2.41)	.89

Less distributions from:
Net investment income	—	—	(.45)	(.15)	—

Total distributions	—	—	(.45)	(.15)	—

Net asset value, end of period	$52.28	$41.74	$26.58	$38.55	$41.11

Total Return[b]	25.25%	57.04%	(29.63%)	(5.92%)	2.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,589	$21,924	$61,745	$4,365	$5,496

Ratios to average net assets:
Net investment income (loss)	(0.69%)	(1.12%)	(1.01%)	1.00%	(1.09%)
Total expenses	1.39%	1.37%	1.35%	1.38%	1.37%

Portfolio turnover rate	291%	443%	550%	870%	864%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$39.57	$25.32	$36.95	$39.61	$38.94

Income (loss) from investment operations:
Net investment loss[a]	(.59)	(.58)	(.41)	(.09)	(.63)
Net gain (loss) on securities (realized and unrealized)	10.33	14.83	(10.77)	(2.42)	1.30

Total from investment operations	9.74	14.25	(11.18)	(2.51)	.67

Less distributions from:
Net investment income	—	—	(.45)	(.15)	—

Total distributions	—	—	(.45)	(.15)	—

Net asset value, end of period	$49.31	$39.57	$25.32	$36.95	$39.61

Total Return[b]	24.61%	56.28%	(29.99%)	(6.40%)	1.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,124	$3,908	$3,604	$1,364	$863

Ratios to average net assets:
Net investment loss	(1.32%)	(1.74%)	(1.43%)	(0.21%)	(1.60%)
Total expenses	1.89%	1.88%	1.87%	1.88%	1.87%

Portfolio turnover rate	291%	443%	550%	870%	864%

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 87

INTERNET FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$40.12	$25.62	$37.29	$39.87	$39.07

Income (loss) from investment operations:
Net investment loss[a]	(.46)	(.50)	(.33)	(.19)	(.52)
Net gain (loss) on securities (realized and unrealized)	10.47	15.00	(10.89)	(2.24)	1.32

Total from investment operations	10.01	14.50	(11.22)	(2.43)	.80

Less distributions from:
Net investment income	—	—	(.45)	(.15)	—

Total distributions	—	—	(.45)	(.15)	—

Net asset value, end of period	$50.13	$40.12	$25.62	$37.29	$39.87

Total Return[b]	24.95%	56.60%	(29.82%)	(6.16%)	2.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,101	$2,989	$91	$116	$139

Ratios to average net assets:
Net investment loss	(1.01%)	(1.44%)	(1.07%)	(0.44%)	(1.37%)
Total expenses	1.64%	1.63%	1.62%	1.63%	1.61%

Portfolio turnover rate	291%	443%	550%	870%	864%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$38.17	$24.56	$36.01	$38.79	$38.30

Income (loss) from investment operations:
Net investment loss[a]	(.83)	(.66)	(.59)	(.38)	(.78)
Net gain (loss) on securities (realized and unrealized)	9.96	14.27	(10.41)	(2.25)	1.27

Total from investment operations	9.13	13.61	(11.00)	(2.63)	.49

Less distributions from:
Net investment income	—	—	(.45)	(.15)	—

Total distributions	—	—	(.45)	(.15)	—

Net asset value, end of period	$47.30	$38.17	$24.56	$36.01	$38.79

Total Return[b]	23.92%	55.42%	(30.28%)	(6.84%)	1.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,770	$1,057	$602	$1,608	$1,017

Ratios to average net assets:
Net investment loss	(1.92%)	(2.00%)	(1.95%)	(0.89%)	(2.10%)
Total expenses	2.39%	2.38%	2.38%	2.37%	2.36%

Portfolio turnover rate	291%	443%	550%	870%	864%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

88 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX  |  SGI SERIES FUNDS ANNUAL REPORT  |  89

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
LEISURE FUND
OBJECTIVE: Seeks capital appreciation by investing in companies in leisure and entertainment businesses (“Leisure Companies”).
Inception: April 1, 1998
Profits of consumer discretionary companies were strong during 2010, as consumer spending rebounded along with the overall economy. The Fund is composed largely of media companies and hotels and restaurants, and both benefited from a slightly better outlook for employment that gave consumers a little more confidence in their ability to spend. The consumer discretionary sector tends to perform well in the early stages of an economic recovery, but may lag as the recovery matures. Also, the recent rise in the cost of commodities could crimp profits going forward.
For the one-year period ended March 31, 2011, Leisure Fund Investor Class returned 21.91%, compared with a gain of 21.18% for the S&P 500 Consumer Discretionary Index.
Within the sector, the Hotels, Restaurants & Leisure segment, which made up 40% of the portfolio, contributed about half of the Fund’s return for the year, while Media holdings were the next-largest contributor. Communications Equipment and Diversified Consumer Services were the weakest contributors to performance, while the distributors segment detracted from performance.
Among the stocks that contributed the most to the Fund’s annual performance were Las Vegas Sands Corp., Chipotle Mexican Grill, Inc. and Comcast Corp.—Class A. Eastman Kodak Co., Live Nation Entertainment, Inc. and DreamWorks Animation SKG, Inc.—Class A were among the Fund’s weakest holdings for the period.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	June 3, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings
(% of Total Net Assets)

Walt Disney Co.	4.5%
McDonald’s Corp.	4.3%
Comcast Corp. — Class A	4.0%
News Corp. — Class A	3.4%
Time Warner, Inc.	3.0%
DIRECTV — Class A	2.9%
Las Vegas Sands Corp.	2.9%
Thomson Reuters Corp.	2.8%
Carnival Corp.	2.7%
Viacom, Inc. — Class B	2.6%

Top Ten Total	33.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
90  |  THE RYDEX  |  SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/01/98)			(06/03/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

LEISURE FUND	21.91%	0.57%	2.74%	21.23%	0.08%	2.30%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 CONSUMER DISCRETIONARY INDEX***	21.18%	4.70%	3.99%	21.18%	4.70%	3.99%

	A-Class						C-Class
	(09/01/04)						(05/03/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

LEISURE FUND	21.51%	15.75%	0.32%	-0.65%	3.96%	3.19%	20.52%	19.52%	-0.45%	0.46%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	2.55%
S&P 500 CONSUMER DISCRETIONARY INDEX***	21.18%	21.18%	4.70%	4.70%	5.41%	5.41%	21.18%	21.18%	4.70%	3.07%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase. ‘

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX  |  SGI SERIES FUNDS ANNUAL REPORT  |  91

SCHEDULE OF INVESTMENTS	March 31, 2011
LEISURE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

CONSUMER DISCRETIONARY - 95.3%
Walt Disney Co.	4,877	$210,150
McDonald’s Corp.	2,689	204,605
Comcast Corp. — Class A	7,593	187,699
News Corp. — Class A	9,090	159,620
Time Warner, Inc.	3,964	141,515
DIRECTV — Class A*	2,957	138,388
Las Vegas Sands Corp.*	3,238	136,709
Thomson Reuters Corp.	3,325	130,474
Carnival Corp.	3,322	127,432
Viacom, Inc. — Class B	2,664	123,929
Starbucks Corp.	3,320	122,674
Time Warner Cable, Inc. — Class A	1,600	114,144
Yum! Brands, Inc.	2,149	110,416
CBS Corp. — Class B	3,814	95,503
Wynn Resorts Ltd.	737	93,783
Discovery Communications, Inc. — Class A*	2,327	92,847
Marriott International, Inc. — Class A	2,252	80,126
McGraw-Hill Companies, Inc.	2,022	79,667
Starwood Hotels & Resorts Worldwide, Inc.	1,300	75,556
DISH Network Corp. — Class A*	3,018	73,518
Harley-Davidson, Inc.	1,700	72,233
Liberty Global, Inc. — Class A*	1,734	71,805
Cablevision Systems Corp. — Class A	2,029	70,224
Virgin Media, Inc.	2,455	68,224
Royal Caribbean Cruises Ltd.*	1,652	68,162
Mattel, Inc.	2,679	66,787
Chipotle Mexican Grill, Inc. — Class A*	245	66,731
Scripps Networks Interactive, Inc. — Class A	1,313	65,768
Darden Restaurants, Inc.	1,224	60,135
MGM Resorts International*	4,416	58,070
Hasbro, Inc.	1,231	57,660
Liberty Media Corp. — Capital*	775	57,094
Ctrip.com International Ltd. ADR*	1,359	56,385
Wyndham Worldwide Corp.	1,706	54,268
International Game Technology	3,132	50,832
Grupo Televisa S.A. ADR*	2,068	50,728
Imax Corp.*	1,538	49,185
Melco Crown Entertainment Ltd. — Class Participation Certificate ADR*	6,274	47,682
Panera Bread Co. — Class A*	366	46,482
Gannett Company, Inc.	2,875	43,786
Liberty Media Corp. — Starz*	563	43,689
Washington Post Co. — Class B	98	42,881
Hyatt Hotels Corporation — Class A*	990	42,610
Penn National Gaming, Inc.*	1,078	39,951
Polaris Industries, Inc.	449	39,072
DreamWorks Animation SKG, Inc. — Class A*	1,309	36,560
Brunswick Corp.	1,400	35,602
Brinker International, Inc.	1,388	35,116
Cinemark Holdings, Inc.	1,774	34,327
Bally Technologies, Inc.*	880	33,308
WMS Industries, Inc.*	902	31,886
Regal Entertainment Group — Class A	2,360	31,860
Cheesecake Factory, Inc.*	1,027	30,902
Live Nation Entertainment, Inc.*	3,045	30,450
Vail Resorts, Inc.*	616	30,036
Gaylord Entertainment Co.*	818	28,368
Life Time Fitness, Inc.*	760	28,356
New York Times Co. — Class A*	2,986	28,277
Orient-Express Hotels Ltd. — Class A*	2,263	27,993
Meredith Corp.	825	27,984
Valassis Communications, Inc.*	960	27,974
Texas Roadhouse, Inc. — Class A	1,584	26,912
Madison Square Garden, Inc. — Class A*	928	25,047
Cracker Barrel Old
Country Store, Inc.	497	24,423
Jack in the Box, Inc.*	1,070	24,268

Total Consumer Discretionary		4,488,848

INFORMATION TECHNOLOGY - 4.2%
Activision Blizzard, Inc.	7,646	83,877
Electronic Arts, Inc.*	2,938	57,379
RealD, Inc.*	1,077	29,467
Take-Two Interactive Software, Inc.*	1,687	25,929

Total Information Technology		196,652

Total Common Stocks (Cost $2,878,028)		4,685,500

WARRANTS†† - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	350	60

Total Warrants (Cost $—)		60

92 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
LEISURE FUND

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$38,363	$38,363

Total Repurchase Agreement (Cost $38,363)		38,363

Total Investments — 100.3% (Cost $2,916,391)		$4,723,923

Liabilities, Less Other Assets — (0.3)%		(16,074)

Total Net Assets — 100.0%		$4,707,849

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR	— American Depository Receipt

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 93

LEISURE FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments, at value	$4,685,560
Repurchase agreements, at value	38,363

Total investments	4,723,923

Receivables:
Fund shares sold	103,112
Dividends	5,653

Total assets	4,832,688

Liabilities:
Payable for:
Securities purchased	108,931
Fund shares redeemed	2
Management fees	4,508
Custodian fees	156
Transfer agent/maintenance fees	1,326
Distribution and service fees	1,111
Portfolio accounting fees	530
Other	8,275

Total liabilities	124,839

Net assets	$4,707,849

Net assets consist of:
Paid in capital	$7,175,551
Accumulated net investment loss	—
Accumulated net realized loss on investments	(4,275,234)
Net unrealized appreciation on investments	1,807,532

Net assets	$4,707,849

Investor Class:
Net assets	$2,140,558
Capital shares outstanding	63,899
Net asset value per share	$33.50

Advisor Class:
Net assets	$581,973
Capital shares outstanding	18,601
Net asset value per share	$31.29

A-Class:
Net assets	$1,157,038
Capital shares outstanding	36,441
Net asset value per share	$31.75

Maximum offering price per share*	$33.33

C-Class:
Net assets	$828,280
Capital shares outstanding	27,280
Net asset value per share	$30.36

Investments, at cost	$2,878,028
Repurchase agreements, at cost	38,363

Total cost	$2,916,391

*	Net asset value adjusted for the maximum sales charges of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $581)	$188,042
Interest	140

Total investment income	188,182

Expenses:
Management fees	121,173
Transfer agent and administrative fees	35,639
Distribution and Service fees:
Advisor Class	6,081
A-Class	2,867
C-Class	9,954
Portfolio accounting fees	14,256
Trustees’ fees**	1,594
Miscellaneous	25,220

Total expenses	216,784

Net investment loss	(28,602)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,115,448

Net realized gain	1,115,448

Net change in unrealized appreciation (depreciation) on:
Investments	(464,544)

Net change in unrealized appreciation (depreciation)	(464,544)

Net realized and unrealized gain	650,904

Net increase in net assets resulting from operations	$622,302

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

94 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

LEISURE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(28,602)	$(845)
Net realized gain on investments	1,115,448	503,279
Net change in unrealized appreciation (depreciation) on investments	(464,544)	2,073,611

Net increase in net assets resulting from operations	622,302	2,576,045

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	125,035,458	53,130,447
Advisor Class	16,335,922	7,271,169
A-Class	2,661,993	1,301,093
C-Class	13,154,026	12,727,164
Cost of shares redeemed
Investor Class	(136,617,181)	(46,005,393)
Advisor Class	(16,737,008)	(6,947,713)
A-Class	(2,179,683)	(954,546)
C-Class	(13,283,662)	(12,035,560)

Net increase (decrease) from capital share transactions	(11,630,135)	8,486,661

Net increase (decrease) in net assets	(11,007,833)	11,062,706
Net assets:
Beginning of year	15,715,682	4,652,976

End of year	$4,707,849	$15,715,682

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
Investor Class	4,337,324	2,292,342
Advisor Class	613,234	366,181
A-Class	96,339	57,242
C-Class	514,174	640,225
Shares redeemed
Investor Class	(4,753,299)	(2,080,802)
Advisor Class	(637,678)	(348,824)
A-Class	(78,619)	(40,237)
C-Class	(523,771)	(611,956)

Net increase (decrease) in shares	(432,296)	274,171

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 95

LEISURE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$27.48	$15.40	$31.72	$35.87	$32.56

Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	.03	.01	.09	— [b]
Net gain (loss) on investments (realized and unrealized)	6.04	12.05	(16.33)	(4.24)	3.31

Total from investment operations	6.02	12.08	(16.32)	(4.15)	3.31

Net asset value, end of period	$33.50	$27.48	$15.40	$31.72	$35.87

Total Return[c]	21.91%	78.44%	(51.45%)	(11.57%)	10.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,141	$13,186	$4,132	$3,283	$9,130

Ratios to average net assets:
Net investment income (loss)	(0.07%)	0.13%	0.05%	0.24%	(0.01%)
Total expenses	1.39%	1.37%	1.37%	1.39%	1.37%

Portfolio turnover rate	963%	943%	1,529%	646%	675%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.81	$14.53	$30.06	$34.14	$31.15

Income (loss) from investment operations:
Net investment loss[a]	(.16)	(.11)	(.03)	(.07)	(.10)
Net gain (loss) on investments (realized and unrealized)	5.64	11.39	(15.50)	(4.01)	3.09

Total from investment operations	5.48	11.28	(15.53)	(4.08)	2.99

Net asset value, end of period	$31.29	$25.81	$14.53	$30.06	$34.14

Total Return[c]	21.23%	77.63%	(51.66%)	(11.95%)	9.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$582	$1,111	$373	$1,611	$4,903

Ratios to average net assets:
Net investment loss	(0.61%)	(0.56%)	(0.11%)	(0.22%)	(0.32%)
Total expenses	1.89%	1.88%	1.88%	1.89%	1.87%

Portfolio turnover rate	963%	943%	1,529%	646%	675%

96 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

LEISURE FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$26.13	$14.67	$30.30	$34.32	$31.24

Income (loss) from investment operations:
Net investment income (loss)[a]	(.05)	.17	(.04)	(.07)	(.14)
Net gain (loss) on investments (realized and unrealized)	5.67	11.29	(15.59)	(3.95)	3.22

Total from investment operations	5.62	11.46	(15.63)	(4.02)	3.08

Net asset value, end of period	$31.75	$26.13	$14.67	$30.30	$34.32

Total Return[c]	21.51%	78.12%	(51.58%)	(11.71%)	9.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,157	$489	$25	$206	$2,198

Ratios to average net assets:
Net investment income (loss)	(0.18%)	0.74%	(0.16%)	(0.20%)	(0.41%)
Total expenses	1.63%	1.63%	1.63%	1.67%	1.60%

Portfolio turnover rate	963%	943%	1,529%	646%	675%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$25.19	$14.26	$29.66	$33.86	$31.05

Income (loss) from investment operations:
Net investment loss[a]	(.30)	(.22)	(.18)	(.28)	(.31)
Net gain (loss) on investments (realized and unrealized)	5.47	11.15	(15.22)	(3.92)	3.12

Total from investment operations	5.17	10.93	(15.40)	(4.20)	2.81

Net asset value, end of period	$30.36	$25.19	$14.26	$29.66	$33.86

Total Return[c]	20.52%	76.65%	(51.92%)	(12.40%)	9.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$828	$929	$123	$430	$3,091

Ratios to average net assets:
Net investment loss	(1.13%)	(1.01%)	(0.78%)	(0.81%)	(0.96%)
Total expenses	2.39%	2.38%	2.38%	2.40%	2.36%

Portfolio turnover rate	963%	943%	1,529%	646%	675%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Net investment income is less than $0.01 per share.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 97

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
PRECIOUS METALS FUND
OBJECTIVE: To provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services (“Precious Metals Companies”).
Inception: December 1, 1993
The precious metals market and commodities generally moved up strongly in 2010, in conjunction with the improving global economy and demand from China and other fast-growing nations. Concern about economic instability in the West and the potential for inflation in China also drove demand from hedge funds and institutional investors. Participation among individual investors also benefited this group, as they snapped up ETFs and futures contracts in seeking a perceived safe haven. Gold finished 2010 at $1,421 an ounce, up almost 30% for the year, and continued to rise in 2011 to a new nominal record. Prices of other metals in early 2011 varied according to the impact recent global events could have on supply and demand.
For the one-year period ended March 31, 2011, Precious Metals Fund Investor Class returned 40.57%, compared with the 24.31% increase in the S&P 500 Materials Index.
The Metals & Mining holdings that account for most of the portfolio advanced about 40% for the year.
Silver Wheaton Corp., Freeport-McMoRan Copper & Gold, Inc. and Barrick Gold Corp. were among the stocks which added the most to Fund performance during the year. Jaguar Mining, Inc., Kinross Gold Corp. and Golden Star Resources Ltd. were among the stocks which contributed the least to Fund performance.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	December 1, 1993
Advisor Class	August 1, 2003
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings
(% of Total Net Assets)

Freeport-McMoRan Copper & Gold, Inc.	11.1%
Silver Wheaton Corp.	6.8%
Newmont Mining Co.	6.5%
Barrick Gold Corp.	6.4%
Goldcorp, Inc.	5.5%
Agnico-Eagle Mines Ltd.	4.1%
Hecla Mining Co.	3.5%
Kinross Gold Corp.	3.4%
AngloGold Ashanti Ltd. ADR	3.1%
Yamana Gold, Inc.	2.9%

Top Ten Total	53.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
98	| THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(12/01/93)			(08/01/03)
	ONE	FIVE	TEN	ONE	FIVE	SINCE
	YEAR	YEAR	YEAR	YEAR	YEAR	INCEPTION

PRECIOUS METALS FUND	40.57%	9.80%	17.32%	39.87%	9.26%	13.54%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	6.12%
S&P 500 MATERIALS INDEX***	24.31%	6.95%	9.83%	24.31%	6.95%	10.75%

	A-Class						C-Class
	(09/01/04)						(04/27/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

PRECIOUS METALS FUND	40.21%	33.55%	9.54%	8.48%	13.40%	12.56%	39.18%	38.18%	8.69%	14.68%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	2.51%
S&P 500 MATERIALS INDEX***	24.31%	24.31%	6.95%	6.95%	9.09%	9.09%	24.31%	24.31%	6.95%	8.66%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Materials Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS	March 31, 2011

PRECIOUS METALS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

MATERIALS - 99.5%
Freeport-McMoRan Copper & Gold, Inc.	451,471	$25,079,214
Silver Wheaton Corp.	357,020	15,480,387
Newmont Mining Co.	269,281	14,697,357
Barrick Gold Corp.	281,653	14,620,607
Goldcorp, Inc.	251,344	12,516,931
Agnico-Eagle Mines Ltd.	139,141	9,232,005
Hecla Mining Co.*	877,597	7,968,581
Kinross Gold Corp.	488,744	7,697,718
AngloGold Ashanti Ltd. ADR	144,363	6,922,206
Yamana Gold, Inc.	528,785	6,509,343
Coeur d’Alene Mines Corp.*	185,844	6,463,654
Randgold Resources Ltd. ADR*	78,001	6,360,202
Southern Copper Co.	155,702	6,270,119
Stillwater Mining Co.*	267,889	6,142,695
Novagold Resources, Inc.*	464,115	6,033,495
Eldorado Gold Corp.	355,318	5,777,471
Pan American Silver Corp.	155,058	5,757,304
IAMGOLD Corp.	256,578	5,649,848
Gold Fields Ltd. ADR	305,762	5,338,604
Titanium Metals Corp.*	281,003	5,221,036
Cia de Minas Buenaventura S.A. ADR	117,574	5,052,155
Silver Standard Resources, Inc.*	141,104	4,427,843
Silvercorp Metals, Inc.	290,453	4,231,900
Harmony Gold Mining Company Ltd. ADR	273,538	4,067,510
New Gold, Inc.*	345,520	4,046,039
Royal Gold, Inc.	68,863	3,608,421
Allied Nevada Gold Corp.*	95,742	3,396,926
US Gold Corp.*	340,065	3,002,774
Gammon Gold, Inc.*	265,998	2,779,679
Fronteer Gold, Inc.*	148,110	2,232,018
Rare Element Resources Ltd.*	150,440	1,981,295
North American Palladium Ltd.*	274,040	1,778,520
Seabridge Gold, Inc.*	53,439	1,700,429
Jaguar Mining, Inc.*	271,781	1,418,697
Northgate Minerals Corp.*	431,300	1,164,510
Golden Star Resources Ltd.*	381,295	1,132,446

Total Materials		225,759,939

Total Common Stocks (Cost $98,506,483)		225,759,939

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$1,551,167	$1,551,167

Total Repurchase Agreement (Cost $1,551,167)		1,551,167

Total Investments — 100.2% (Cost $100,057,650)		$227,311,106

Liabilities, Less Cash & Other Assets — (0.2)%		(525,813)

Total Net Assets — 100.0%		$226,785,293

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

100 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

PRECIOUS METALS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$225,759,939
Repurchase agreements, at value	1,551,167

Total investments	227,311,106
Cash	29,158
Receivables:
Fund shares sold	4,544,980
Dividends	26,522
Interest	31

Total assets	231,911,797

Liabilities:
Payable for:
Fund shares redeemed	4,716,886
Management fees	136,145
Custodian fees	5,173
Transfer agent/maintenance fees	45,382
Distribution and service fees	45,215
Portfolio accounting fees	18,152
Other	159,551

Total liabilities	5,126,504

Net assets	$226,785,293

Net assets consist of:
Paid in capital	$137,583,223
Accumulated net investment loss	(1,020,463)
Accumulated net realized loss on investments	(37,030,951)
Net unrealized appreciation on investments	127,253,484

Net assets	$226,785,293

Investor Class:
Net assets	$141,798,194
Capital shares outstanding	1,634,668
Net asset value per share	$86.74

Advisor Class:
Net assets	$30,417,708
Capital shares outstanding	363,873
Net asset value per share	$83.59

A-Class:
Net assets	$14,918,937
Capital shares outstanding	175,576
Net asset value per share	$84.97

Maximum offering price per share*	$89.21

C-Class:
Net assets	$39,650,454
Capital shares outstanding	503,791
Net asset value per share	$78.70

Investments, at cost	$98,506,483
Repurchase agreements, at cost	1,551,167

Total cost	$100,057,650

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $86,254)	$2,168,584
Interest	2,154

Total investment income	2,170,738

Expenses:
Management fees	1,785,811
Transfer agent and administrative fees	595,270
Distribution and Service fees:
Advisor Class	114,807
A-Class	34,882
C-Class	334,166
Portfolio accounting fees	234,116
Trustees’ fees**	24,143
Miscellaneous	417,985

Total expenses	3,541,180

Net investment loss	(1,370,442)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	31,189,708
Foreign currency	251

Net realized gain	31,189,959

Net change in unrealized appreciation (depreciation) on:
Investments	31,925,087

Net change in unrealized appreciation (depreciation)	31,925,087

Net realized and unrealized gain	63,115,046

Net increase in net assets resulting from operations	$61,744,604

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 101

PRECIOUS METALS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,370,442)	$(2,166,985)
Net realized gain on investments and foreign currency	31,189,959	13,492,994
Net change in unrealized appreciation (depreciation) on investments	31,925,087	13,352,516

Net increase in net assets resulting from operations	61,744,604	24,678,525

Distributions to shareholders from:
Net investment income
Investor Class	(94,591)	—
Advisor Class	(11,506)	—
A-Class	(7,004)	—
C-Class	(19,112)	—
Net realized gains
Investor Class	—	(318,313)
Advisor Class	—	(23,497)
A-Class	—	(13,966)
C-Class	—	(35,730)
Return of capital
Investor Class	—	(261,414)
Advisor Class	—	(19,297)
A-Class	—	(11,470)
C-Class	—	(29,343)

Total distributions to shareholders	(132,213)	(713,030)

Capital share transactions:
Proceeds from sale of shares
Investor Class	824,385,947	915,789,879
Advisor Class	364,066,887	322,513,759
A-Class	29,625,719	20,994,273
C-Class	145,601,909	154,061,224
Distributions reinvested
Investor Class	92,212	567,650
Advisor Class	11,341	42,644
A-Class	6,500	21,122
C-Class	17,945	62,132
Cost of shares redeemed
Investor Class	(834,585,403)	(979,875,546)
Advisor Class	(361,238,854)	(316,640,330)
A-Class	(27,278,650)	(22,945,686)
C-Class	(139,661,292)	(156,178,689)

Net increase (decrease) from capital share transactions	1,044,261	(61,587,568)

Net increase (decrease) in net assets	62,656,652	(37,622,073)
Net assets:
Beginning of year	164,128,641	201,750,714

End of year	$226,785,293	$164,128,641

Accumulated net investment loss at end of year	$(1,020,463)	$—

102 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

PRECIOUS METALS FUND
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Capital share activity:
Shares sold
Investor Class	11,212,113	16,254,367
Advisor Class	5,207,693	5,449,720
A-Class	411,950	375,253
C-Class	2,195,554	2,894,055
Shares issued from reinvestment of distributions
Investor Class	1,121	8,519
Advisor Class	143	661
A-Class	81	323
C-Class	240	1,015
Shares redeemed
Investor Class	(11,417,831)	(17,891,314)
Advisor Class	(5,156,332)	(5,405,181)
A-Class	(375,373)	(422,541)
C-Class	(2,107,087)	(2,956,535)

Net decrease in shares	(27,728)	(1,691,658)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 103

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$61.73	$46.36	$69.89	$56.21	$54.50

Income (loss) from investment operations:
Net investment loss[a]	(.28)	(.44)	(.23)	(.37)	(.03)
Net gain (loss) on investments (realized and unrealized)	25.32	15.96	(23.30)	14.05	1.74

Total from investment operations	25.04	15.52	(23.53)	13.68	1.71

Less distributions from:
Net investment income	(.03)	—	—	—	—
Net realized gains	—	(.08)	—	—	—
Return of capital	—	(.07)	—	—	—

Total distributions	(.03)	(.15)	—	—	—

Net asset value, end of period	$86.74	$61.73	$46.36	$69.89	$56.21

Total Return[b]	40.57%	33.44%	(33.67%)	24.34%	3.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$141,798	$113,546	$160,759	$149,805	$149,876

Ratios to average net assets:
Net investment loss	(0.37%)	(0.76%)	(0.48%)	(0.58%)	(0.05%)
Total expenses	1.28%	1.28%	1.28%	1.27%	1.26%

Portfolio turnover rate	322%	383%	245%	203%	259%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$59.79	$45.12	$68.36	$55.24	$53.83

Income (loss) from investment operations:
Net investment loss[a]	(.61)	(.79)	(.50)	(.69)	(.27)
Net gain (loss) on investments (realized and unrealized)	24.44	15.61	(22.74)	13.81	1.68

Total from investment operations	23.83	14.82	(23.24)	13.12	1.41

Less distributions from:
Net investment income	(.03)	—	—	—	—
Net realized gains	—	(.08)	—	—	—
Return of capital	—	(.07)	—	—	—

Total distributions	(.03)	(.15)	—	—	—

Net asset value, end of period	$83.59	$59.79	$45.12	$68.36	$55.24

Total Return[b]	39.87%	32.81%	(34.00%)	23.75%	2.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,418	$18,677	$12,056	$11,817	$8,387

Ratios to average net assets:
Net investment loss	(0.86%)	(1.35%)	(1.02%)	(1.09%)	(0.51%)
Total expenses	1.78%	1.77%	1.77%	1.77%	1.76%

Portfolio turnover rate	322%	383%	245%	203%	259%

104 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$60.63	$45.64	$68.96	$55.59	$54.03

Income (loss) from investment operations:
Net investment loss[a]	(.45)	(.59)	(.36)	(.55)	(.15)
Net gain (loss) on investments (realized and unrealized)	24.82	15.73	(22.96)	13.92	1.71

Total from investment operations	24.37	15.14	(23.32)	13.37	1.56

Less distributions from:
Net investment income	(.03)	—	—	—	—
Net realized gains	—	(.08)	—	—	—
Return of capital	—	(.07)	—	—	—

Total distributions	(.03)	(.15)	—	—	—

Net asset value, end of period	$84.97	$60.63	$45.64	$68.96	$55.59

Total Return[b]	40.21%	33.14%	(33.82%)	24.05%	2.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,919	$8,422	$8,484	$10,911	$4,778

Ratios to average net assets:
Net investment loss	(0.63%)	(1.04%)	(0.71%)	(0.84%)	(0.28%)
Total expenses	1.53%	1.52%	1.53%	1.52%	1.51%

Portfolio turnover rate	322%	383%	245%	203%	259%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$56.58	$42.92	$65.38	$53.12	$52.02

Income (loss) from investment operations:
Net investment loss[a]	(.94)	(.97)	(.68)	(.97)	(.51)
Net gain (loss) on investments (realized and unrealized)	23.09	14.78	(21.78)	13.23	1.61

Total from investment operations	22.15	13.81	(22.46)	12.26	1.10

Less distributions from:
Net investment income	(.03)	—	—	—	—
Net realized gains	—	(.08)	—	—	—
Return of capital	—	(.07)	—	—	—

Total distributions	(.03)	(.15)	—	—	—

Net asset value, end of period	$78.70	$56.58	$42.92	$65.38	$53.12

Total Return[b]	39.18%	32.14%	(34.35%)	23.08%	2.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,650	$23,483	$20,452	$26,319	$23,486

Ratios to average net assets:
Net investment loss	(1.37%)	(1.81%)	(1.43%)	(1.60%)	(1.00%)
Total expenses	2.28%	2.28%	2.27%	2.27%	2.26%

Portfolio turnover rate	322%	383%	245%	203%	259%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 105

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
RETAILING FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers (“Retailing Companies”).
Inception: April 1, 1998
Late-year reports indicating strong holiday sales boosted the shares of many retailers, but the sector is also facing the impact of recent spikes in commodity prices and a beleaguered consumer market dealing with continued high unemployment and low levels of confidence.
For the one-year period ended March 31, 2011, Retailing Fund Investor Class returned 15.20%, compared with a gain of 21.18% for the S&P 500 Consumer Discretionary Index.
Within the sector, heavily weighted Specialty Retail contributed about half of the Fund performance. Internet Catalog & Retail and Multiline Retail contributed most of the remainder of the Fund’s total return.
Higher-growth industries, including Internet & Catalog Retail, posted the strongest gains for the year, while lower-growth, lower-risk industries, including Distributors and Food & Staples Retailing, had weak performance and made low contributions to return. Consumer Finance segment detracted from return.
Fund performance for the year benefited most from Priceline.com, Inc., Netflix, Inc. and Amazon.com, Inc. Best Buy Company, Inc., Sears Holdings Corp. and Office Depot were among the Fund’s weakest-performing stocks for the period.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001

Ten Largest Holdings
(% of Total Net Assets)

Wal-Mart Stores, Inc.	6.5%
Amazon.com, Inc.	4.6%
Home Depot, Inc.	3.8%
CVS Caremark Corp.	3.3%
Lowe’s Companies, Inc.	2.9%
Walgreen Co.	2.9%
Target Corp.	2.8%
Costco Wholesale Corp.	2.8%
Priceline.com, Inc.	2.5%
TJX Companies, Inc.	2.1%

Top Ten Total	34.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
106 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/01/98)			(04/21/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

RETAILING FUND	15.20%	1.73%	3.62%	14.81%	1.29%	3.20%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 CONSUMER DISCRETIONARY INDEX***	21.18%	4.70%	3.99%	21.18%	4.70%	3.99%

	A-Class						C-Class
	(09/01/04)						(05/09/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

RETAILING FUND	15.09%	9.66%	1.58%	0.60%	4.74%	3.97%	14.14%	13.14%	0.77%	2.24%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	2.49%
S&P 500 CONSUMER
DISCRETIONARY INDEX***	21.18%	21.18%	4.70%	4.70%	5.41%	5.41%	21.18%	21.18%	4.70%	3.14%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS	March 31, 2011
RETAILING FUND

	Shares	Value

COMMON STOCKS† - 99.3%

CONSUMER DISCRETIONARY - 83.0%
Amazon.com, Inc.*	2,180	$392,684
Home Depot, Inc.	8,844	327,759
Lowe’s Companies, Inc.	9,391	248,204
Target Corp.	4,843	242,199
Priceline.com, Inc.*	430	217,769
TJX Companies, Inc.	3,680	183,007
Kohl’s Corp.	3,049	161,718
Staples, Inc.	7,903	153,475
The Gap, Inc.	6,687	151,528
Bed Bath & Beyond, Inc.*	3,027	146,112
Netflix, Inc.*	614	145,721
AutoZone, Inc.*	525	143,620
Limited Brands, Inc.	4,217	138,656
Nordstrom, Inc.	3,008	134,999
Macy’s, Inc.	5,548	134,594
Dollar General Corp.*	4,201	131,701
Best Buy Company, Inc.	4,585	131,681
Liberty Media Corp — Interactive*	8,139	130,549
Sears Holdings Corp.*	1,527	126,207
Tiffany & Co.	2,006	123,249
Genuine Parts Co.	2,269	121,709
Ross Stores, Inc.	1,685	119,837
JC Penney Company, Inc.	3,324	119,365
O’Reilly Automotive, Inc.*	2,046	117,563
CarMax, Inc.*	3,392	108,883
Dollar Tree, Inc.*	1,931	107,209
Expedia, Inc.	4,546	103,012
Family Dollar Stores, Inc.	1,997	102,486
Abercrombie & Fitch Co. — Class A	1,666	97,794
AutoNation, Inc.*	2,721	96,242
Advance Auto Parts, Inc.	1,431	93,902
Dick’s Sporting Goods, Inc.*	2,273	90,875
Tractor Supply Co.	1,508	90,269
PetSmart, Inc.	2,188	89,599
Urban Outfitters, Inc.*	2,930	87,402
Signet Jewelers Ltd.*	1,888	86,886
Guess?, Inc.	2,144	84,366
Williams-Sonoma, Inc.	2,036	82,458
LKQ Corp.*	3,308	79,723
GameStop Corp. — Class A*	3,326	74,902
Big Lots, Inc.*	1,722	74,786
American Eagle Outfitters, Inc.	4,636	73,666
Foot Locker, Inc.	3,698	72,925
Chico’s FAS, Inc.	4,496	66,990
Ascena Retail Group, Inc.*	2,061	66,797
Ulta Salon Cosmetics & Fragrance, Inc.*	1,380	66,419
Sally Beauty Holdings, Inc.*	4,670	65,427
Dillard’s, Inc. — Class A	1,606	64,433
Rent-A-Center, Inc. — Class A	1,797	62,733
Aeropostale, Inc.*	2,537	61,700
Buckle, Inc.	1,473	59,509
Aaron’s, Inc.	2,310	58,582
Penske Automotive Group, Inc.*	2,910	58,258
HSN, Inc.*	1,758	56,309
Saks, Inc.*	4,922	55,668
Cabela’s, Inc.*	2,220	55,522
Shutterfly, Inc.*	1,056	55,292
RadioShack Corp.	3,624	54,396
DSW, Inc. — Class A*	1,350	53,946
ANN, Inc.*	1,773	51,612
Jos A. Bank Clothiers, Inc.*	1,007	51,236
Men’s Wearhouse, Inc.	1,849	50,034
Collective Brands, Inc.*	2,257	48,706
Childrens Place Retail Stores, Inc.*	941	46,890
Pier 1 Imports, Inc.*	4,550	46,183
99 Cents Only Stores*	2,240	43,904
OfficeMax, Inc.*	3,358	43,453
Group 1 Automotive, Inc.	1,010	43,228

Total Consumer Discretionary		7,128,518

CONSUMER STAPLES - 16.3%
Wal-Mart Stores, Inc.	10,782	561,203
CVS Caremark Corp.	8,358	286,846
Walgreen Co.	6,140	246,460
Costco Wholesale Corp.	3,257	238,803
BJ’s Wholesale Club, Inc.*	1,374	67,079

Total Consumer Staples		1,400,391

Total Common Stocks (Cost $5,923,893)		8,528,909

	Face
	Amount
REPURCHASE AGREEMENT††,[1] - 0.6%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$48,002	48,002

Total Repurchase Agreement (Cost $48,002)		48,002

Total Investments — 99.9% (Cost $5,971,895)		$8,576,911

Other Assets, Less Liabilities — 0.1%		4,666

Total Net Assets — 100.0%		$8,581,577

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

108 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

RETAILING FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments, at value	$8,528,909
Repurchase agreements, at value	48,002

Total investments	8,576,911

Receivables:
Fund shares sold	1,386,916
Dividends	8,775

Total assets	9,972,602

Liabilities:
Payable for:
Securities purchased	1,305,622
Fund shares redeemed	64,678
Management fees	6,147
Custodian fees	211
Transfer agent/maintenance fees	1,808
Distribution and service fees	1,970
Portfolio accounting fees	723
Other	9,866

Total liabilities	1,391,025

Net assets	$8,581,577

Net assets consist of:
Paid in capital	$11,513,152
Undistributed net investment income	16,042
Accumulated net realized loss on investments	(5,552,633)
Net unrealized appreciation on investments	2,605,016

Net assets	$8,581,577

Investor Class:
Net assets	$3,776,498
Capital shares outstanding	257,645
Net asset value per share	$14.66

Advisor Class:
Net assets	$1,582,673
Capital shares outstanding	113,778
Net asset value per share	$13.91

A-Class:
Net assets	$516,987
Capital shares outstanding	36,571
Net asset value per share	$14.14

Maximum offering price per share*	$14.85

C-Class:
Net assets	$2,705,419
Capital shares outstanding	203,842
Net asset value per share	$13.27

Investments, at cost	$5,923,893
Repurchase agreements, at cost	48,002

Total cost	$5,971,895

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2011

Investment Income:
Dividends	$214,905
Interest	119

Total investment income	215,024

Expenses:
Management fees	104,867
Transfer agent and administrative fees	30,843
Distribution and Service fees:
Advisor Class	6,611
A-Class	2,290
C-Class	18,366
Portfolio accounting fees	12,337
Trustees’ fees**	1,228
Miscellaneous	22,440

Total expenses	198,982

Net investment income	16,042

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	836,451

Net realized gain	836,451

Net change in unrealized appreciation (depreciation) on:
Investments	(384,162)

Net change in unrealized appreciation (depreciation)	(384,162)

Net realized and unrealized gain	452,289

Net increase in net assets resulting from operations	$468,331

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 109

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$16,042	$50,077
Net realized gain on investments	836,451	13,906,162
Net change in unrealized appreciation (depreciation) on investments	(384,162)	(2,188,787)

Net increase in net assets resulting from operations	468,331	11,767,452

Distributions to shareholders from:
Net investment income
Investor Class	(35,479)	—
Advisor Class	(1,353)	—
A-Class	(9,855)	—
C-Class	(3,390)	—

Total distributions to shareholders	(50,077)	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	112,945,561	231,519,396
Advisor Class	26,751,400	23,430,046
A-Class	8,381,272	824,746
C-Class	65,235,224	59,631,158
Distributions reinvested
Investor Class	34,766	—
Advisor Class	1,339	—
A-Class	821	—
C-Class	1,554	—
Cost of shares redeemed
Investor Class	(121,601,948)	(314,999,705)
Advisor Class	(27,523,161)	(22,343,021)
A-Class	(8,427,176)	(543,161)
C-Class	(64,150,957)	(59,624,643)

Net decrease from capital share transactions	(8,351,305)	(82,105,184)

Net decrease in net assets	(7,933,051)	(70,337,732)
Net assets:
Beginning of year	16,514,628	86,852,360

End of year	$8,581,577	$16,514,628

Undistributed net investment income at end of year	$16,042	$50,077

Capital share activity:
Shares sold
Investor Class	8,649,369	22,245,116
Advisor Class	2,198,130	2,256,831
A-Class	661,053	83,532
C-Class	5,633,007	5,943,831
Shares issued from reinvestment of distributions
Investor Class	2,489	—
Advisor Class	101	—
A-Class	61	—
C-Class	122	—
Shares redeemed
Investor Class	(9,340,211)	(31,199,256)
Advisor Class	(2,278,060)	(2,173,081)
A-Class	(656,603)	(57,371)
C-Class	(5,575,994)	(5,924,368)

Net decrease in shares	(706,536)	(8,824,766)

110 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

RETAILING FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.75	$8.58	$11.54	$14.47	$13.48

Income (loss) from investment operations:
Net investment income (loss)[a]	.05	.03	(.01)	(.04)	(.06)
Net gain (loss) on investments (realized and unrealized)	1.89	4.14	(2.95)	(2.89)	1.05

Total from investment operations	1.94	4.17	(2.96)	(2.93)	.99

Less distributions from:
Net investment income	(.03)	—	—	—	—

Total distributions	(.03)	—	—	—	—

Net asset value, end of period	$14.66	$12.75	$8.58	$11.54	$14.47

Total Return[b]	15.20%	48.60%	(25.65%)	(20.25%)	7.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,776	$12,060	$84,894	$3,152	$4,033

Ratios to average net assets:
Net investment income (loss)	0.34%	0.28%	(0.14%)	(0.27%)	(0.45%)
Total expenses	1.39%	1.38%	1.32%	1.37%	1.36%

Portfolio turnover rate	1,062%	1,049%	461%	1,205%	952%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.14	$8.20	$11.10	$13.97	$13.07

Income (loss) from investment operations:
Net investment loss[a]	(.07)	(.06)	(.02)	(.12)	(.10)
Net gain (loss) on investments (realized and unrealized)	1.87	4.00	(2.88)	(2.75)	1.00

Total from investment operations	1.80	3.94	(2.90)	(2.87)	.90

Less distributions from:
Net investment income	(.03)	—	—	—	—

Total distributions	(.03)	—	—	—	—

Net asset value, end of period	$13.91	$12.14	$8.20	$11.10	$13.97

Total Return[b]	14.81%	48.05%	(26.13%)	(20.54%)	6.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,583	$2,350	$901	$800	$2,791

Ratios to average net assets:
Net investment loss	(0.58%)	(0.57%)	(0.26%)	(0.89%)	(0.73%)
Total expenses	1.89%	1.87%	1.88%	1.87%	1.86%

Portfolio turnover rate	1,062%	1,049%	461%	1,205%	952%

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 111

RETAILING FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.31	$8.30	$11.18	$14.04	$13.10

Income (loss) from investment operations:
Net investment income (loss)[a]	.18	(.01)	(.02)	(.10)	(.07)
Net gain (loss) on investments (realized and unrealized)	1.68	4.02	(2.86)	(2.76)	1.01

Total from investment operations	1.86	4.01	(2.88)	(2.86)	.94

Less distributions from:
Net investment income	(.03)	—	—	—	—

Total distributions	(.03)	—	—	—	—

Net asset value, end of period	$14.14	$12.31	$8.30	$11.18	$14.04

Total Return[b]	15.09%	48.31%	(25.76%)	(20.37%)	7.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$517	$395	$49	$101	$385

Ratios to average net assets:
Net investment income (loss)	1.42%	(0.12%)	(0.17%)	(0.73%)	(0.54%)
Total expenses	1.64%	1.62%	1.63%	1.63%	1.57%

Portfolio turnover rate	1,062%	1,049%	461%	1,205%	952%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$11.65	$7.92	$10.76	$13.62	$12.80

Income (loss) from investment operations:
Net investment loss[a]	(.11)	(.10)	(.07)	(.17)	(.15)
Net gain (loss) on investments (realized and unrealized)	1.76	3.83	(2.77)	(2.69)	.97

Total from investment operations	1.65	3.73	(2.84)	(2.86)	.82

Less distributions from:
Net investment income	(.03)	—	—	—	—

Total distributions	(.03)	—	—	—	—

Net asset value, end of period	$13.27	$11.65	$7.92	$10.76	$13.62

Total Return[b]	14.14%	47.10%	(26.39%)	(21.00%)	6.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,705	$1,709	$1,008	$1,291	$2,650

Ratios to average net assets:
Net investment loss	(0.96%)	(1.08%)	(0.76%)	(1.36%)	(1.17%)
Total expenses	2.39%	2.38%	2.38%	2.37%	2.34%

Portfolio turnover rate	1,062%	1,049%	461%	1,205%	952%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

112 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 113

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
TECHNOLOGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).
Inception: April 14, 1998
The technology sector performed in line with the market for the past 12 months, largely due to higher spending from businesses that had been putting off technology investments. Companies in the sector often carry large cash balances and relatively low debt, and may be poised to increase dividends or consider mergers and acquisitions. The sector is benefiting from the secular change away from desktop PCs and into smartphones and tablets.
For the one-year period ended March 31, 2011, Technology Fund Investor Class returned 15.88%, compared with a gain of 11.91% for the S&P 500 Information Technology Index.
Within the sector, Software, Internet Software & Services, IT Services and Semiconductors provided almost all of Fund return. Leisure Equipment and Office Electronics were the weakest contributors to Fund performance.
Fund performance for the year got the biggest boost from Apple, Inc., Baidu, Inc. ADR and Oracle Corp. Cisco Systems, Inc., Hewlett-Packard Co. and Microsoft Corp. were among the weakest-performing stocks for the period.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 14, 1998
Advisor Class	April 29, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	4.0%
Microsoft Corp.	3.3%
International Business Machines Corp.	3.2%
Google, Inc. — Class A	3.1%
Oracle Corp.	3.1%
Intel Corp.	2.4%
Cisco Systems, Inc.	2.2%
QUALCOMM, Inc.	2.2%
Hewlett-Packard Co.	2.1%
EMC Corp.	1.7%

Top Ten Total	27.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
114 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

		Investor Class			Advisor Class
		(04/14/98)			(04/29/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

TECHNOLOGY FUND	15.88%	2.45%	0.96%	15.28%	1.92%	0.53%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 INFORMATION TECHNOLOGY INDEX***	11.91%	4.88%	2.36%	11.91%	4.88%	2.36%

			A-Class					C-Class
			(09/01/04)					(04/18/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

TECHNOLOGY FUND	15.58%	10.12%	2.13%	1.14%	5.58%	4.80%	14.84%	13.84%	1.45%	-1.52%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	2.63%
S&P 500 INFORMATION TECHNOLOGY INDEX***	11.91%	11.91%	4.88%	4.88%	6.91%	6.91%	11.91%	11.91%	4.88%	0.86%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS	March 31, 2011
TECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.4%

INFORMATION TECHNOLOGY - 98.6%
Apple, Inc.*	5,326	$1,855,844
Microsoft Corp.	60,270	1,528,446
International Business Machines Corp.	9,138	1,490,134
Google, Inc. — Class A*	2,442	1,431,525
Oracle Corp.	42,382	1,414,286
Intel Corp.	54,844	1,106,203
Cisco Systems, Inc.	59,803	1,025,621
QUALCOMM, Inc.	18,422	1,010,078
Hewlett-Packard Co.	23,409	959,067
EMC Corp.*	29,345	779,110
Baidu, Inc. ADR*	5,289	728,877
Visa, Inc. — Class A	9,804	721,771
Accenture plc — Class A	12,617	693,556
Infosys Technologies Ltd. ADR	9,552	684,878
Texas Instruments, Inc.	19,596	677,238
eBay, Inc.*	21,559	669,191
VMware, Inc. — Class A*	7,566	616,932
Corning, Inc.	28,500	587,955
Mastercard, Inc. — Class A	2,324	584,997
Dell, Inc.*	39,027	566,282
Automatic Data Processing, Inc.	10,445	535,933
Research In Motion Ltd.*	9,393	531,362
Cognizant Technology Solutions Corp. — Class A*	6,460	525,844
Yahoo!, Inc.*	30,357	505,444
Juniper Networks, Inc.*	11,865	499,279
Sina Corp.*	4,580	490,243
Applied Materials, Inc.	30,655	478,831
Broadcom Corp. — Class A	12,052	474,608
Nokia Oyj ADR	52,096	443,337
Adobe Systems, Inc.*	13,348	442,621
Salesforce.com, Inc.*	3,311	442,283
Taiwan Semiconductor
Manufacturing Company Ltd. ADR	36,104	439,747
NetApp, Inc.*	8,889	428,272
MercadoLibre, Inc.	5,235	427,333
Intuit, Inc.*	8,040	426,924
TE Connectivity, Ltd.	12,167	423,654
ARM Holdings plc ADR	14,855	418,465
Symantec Corp.*	22,101	409,753
Xerox Corp.	38,210	406,937
Sohu.com, Inc.*	4,532	404,980
Motorola Solutions, Inc.*	8,993	401,897
ASML Holding N.V. — Class G	9,029	401,791
Trina Sola Ltd. ADR*	13,220	398,186
Citrix Systems, Inc.*	5,351	393,084
Telefonaktiebolaget LM Ericsson ADR	30,525	392,552
Altera Corp.	8,896	391,602
SAP AG ADR	6,368	390,740
Activision Blizzard, Inc.	35,170	385,815
Western Union Co.	18,334	380,797
CA, Inc.	15,382	371,937
Micron Technology, Inc.*	31,265	358,297
Analog Devices, Inc.	9,047	356,271
LDK Solar Company, Ltd. ADR*	29,090	356,062
Paychex, Inc.	11,253	352,894
SanDisk Corp.*	7,573	349,040
NVIDIA Corp.*	18,794	346,937
Autodesk, Inc.*	7,748	341,764
Check Point Software Technologies Ltd.*	6,660	339,993
Fidelity National Information Services, Inc.	10,224	334,223
Marvell Technology Group Ltd.*	21,292	331,091
Red Hat, Inc.*	7,107	322,587
Western Digital Corp.*	8,422	314,056
Fiserv, Inc.*	4,988	312,847
Amphenol Corp. — Class A	5,751	312,797
BMC Software, Inc.*	6,231	309,930
Xilinx, Inc.	9,098	298,414
Maxim Integrated Products, Inc.	11,632	297,779
Teradata Corp.*	5,855	296,849
F5 Networks, Inc.*	2,832	290,478
KLA-Tencor Corp.	6,118	289,810
Atmel Corp.*	21,180	288,683
Avago Technologies Ltd.	9,252	287,737
Linear Technology Corp.	8,530	286,864
Computer Sciences Corp.	5,816	283,414
Lam Research Corp.*	4,964	281,260
Microchip Technology, Inc.	7,289	277,055
Seagate Technology plc*	19,053	274,363
Motorola Mobility Holdings, Inc.*	11,068	270,059
Akamai Technologies, Inc.*	7,105	269,990
Nuance Communications, Inc.*	13,503	264,119
Electronic Arts, Inc.*	13,514	263,928
Trimble Navigation Ltd.*	5,214	263,516
Harris Corp.	5,292	262,483
Skyworks Solutions, Inc.*	8,027	260,235
SAIC, Inc.*	15,340	259,553
VeriSign, Inc.	7,075	256,186
Advanced Micro Devices, Inc.*	29,677	255,222
Flextronics International Ltd.*	33,691	251,672
Amdocs Ltd.*	8,508	245,456
FLIR Systems, Inc.	7,047	243,897
Dolby Laboratories, Inc. — Class A*	4,952	243,688
Avnet, Inc.*	7,051	240,369
Riverbed Technology, Inc.*	6,370	239,831
Rovi Corp.*	4,404	236,275
JDS Uniphase Corp.*	11,212	233,658
Cree, Inc.*	4,624	213,444
Equinix, Inc.*	2,340	213,174

Total Information Technology		45,674,492

INDUSTRIALS - 0.8%
First Solar, Inc.*	2,240	360,282

Total Common Stocks (Cost $33,797,067)		46,034,774

116 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011
TECHNOLOGY FUND

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$294,035	$294,035

Total Repurchase Agreement (Cost $294,035)		294,035

Total Investments - 100.0% (Cost $34,091,102)		$46,328,809

Liabilities, Less
Other Assets — (0.0)%		(12,538)

Total Net Assets — 100.0%		$46,316,271

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depository Receipt

plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 117

TECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$46,034,774
Repurchase agreements, at value	294,035

Total investments	46,328,809
Receivables:
Fund shares sold	980,359
Dividends	17,496

Total assets	47,326,664

Liabilities:
Payable for:
Securities purchased	843,742
Fund shares redeemed	82,068
Management fees	31,829
Custodian fees	1,050
Transfer agent/maintenance fees	9,361
Distribution and service fees	6,149
Portfolio accounting fees	3,744
Other	32,450

Total liabilities	1,010,393

Net assets	$46,316,271

Net assets consist of:
Paid in capital	$54,167,376
Accumulated net investment loss	—
Accumulated net realized loss on investments	(20,088,812)
Net unrealized appreciation on investments	12,237,707

Net assets	$46,316,271

Investor Class:
Net assets	$35,407,880
Capital shares outstanding	2,540,907
Net asset value per share	$13.94

Advisor Class:
Net assets	$6,564,729
Capital shares outstanding	499,957
Net asset value per share	$13.13

A-Class:
Net assets	$1,725,447
Capital shares outstanding	129,961
Net asset value per share	$13.28

Maximum offering price per share*	$13.94

C-Class:
Net assets	$2,618,215
Capital shares outstanding	206,327
Net asset value per share	$12.69

Investments, at cost	$33,797,067
Repurchase agreements, at cost	294,035

Total cost	$34,091,102

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $3,757)	$391,185
Interest	402

Total investment income	391,587

Expenses:
Management fees	365,317
Transfer agent and administrative fees	107,446
Distribution and Service fees:
Advisor Class	50,828
A-Class	5,342
C-Class	33,675
Portfolio accounting fees	42,978
Trustees’ fees**	4,582
Miscellaneous	75,803

Total expenses	685,971

Net investment loss	(294,384)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,855,354

Net realized gain	6,855,354

Net change in unrealized appreciation (depreciation) on:
Investments	(3,631,811)

Net change in unrealized appreciation (depreciation)	(3,631,811)

Net realized and unrealized gain	3,223,543

Net increase in net assets resulting from operations	$2,929,159

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

118 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

TECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(294,384)	$(339,603)
Net realized gain on investments	6,855,354	1,770,571
Net change in unrealized appreciation (depreciation) on investments	(3,631,811)	13,057,669

Net increase in net assets resulting from operations	2,929,159	14,488,637

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Investor Class	135,813,468	140,714,130
Advisor Class	28,472,116	42,864,952
A-Class	4,442,948	12,309,707
C-Class	88,193,972	62,125,549
Cost of shares redeemed
Investor Class	(139,967,215)	(124,009,356)
Advisor Class	(40,011,196)	(30,029,626)
A-Class	(6,872,533)	(11,211,951)
C-Class	(89,700,251)	(60,755,874)

Net increase (decrease) from capital share transactions	(19,628,691)	32,007,531

Net increase (decrease) in net assets	(16,699,532)	46,496,168
Net assets:
Beginning of year	63,015,803	16,519,635

End of year	$46,316,271	$63,015,803

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
Investor Class	10,630,438	13,517,205
Advisor Class	2,464,584	4,325,684
A-Class	365,677	1,248,922
C-Class	7,895,392	6,099,863
Shares redeemed
Investor Class	(11,196,482)	(11,917,824)
Advisor Class	(3,541,746)	(3,009,928)
A-Class	(578,302)	(1,132,707)
C-Class	(8,025,633)	(5,950,283)

Net increase (decrease) in shares	(1,986,072)	3,180,932

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 119

TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.03	$7.70	$11.77	$12.53	$12.35

Income (loss) from investment operations:
Net investment loss[a]	(.06)	(.05)	(.03)	(.10)	(.11)
Net gain (loss) on investments (realized and unrealized)	1.97	4.38	(4.04)	(.66)	.29

Total from investment operations	1.91	4.33	(4.07)	(.76)	.18

Net asset value, end of period	$13.94	$12.03	$7.70	$11.77	$12.53

Total Return[b]	15.88%	56.23%	(34.58%)	(6.07%)	1.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,408	$37,391	$11,601	$9,916	$14,274

Ratios to average net assets:
Net investment loss	(0.48%)	(0.52%)	(0.29%)	(0.72%)	(0.91%)
Total expenses	1.39%	1.38%	1.37%	1.37%	1.36%

Portfolio turnover rate	393%	335%	564%	694%	684%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$11.39	$7.32	$11.27	$12.05	$11.94

Income (loss) from investment operations:
Net investment loss[a]	(.11)	(.11)	(.05)	(.15)	(.16)
Net gain (loss) on investments (realized and unrealized)	1.85	4.18	(3.90)	(.63)	.27

Total from investment operations	1.74	4.07	(3.95)	(.78)	.11

Net asset value, end of period	$13.13	$11.39	$7.32	$11.27	$12.05

Total Return[b]	15.28%	55.60%	(35.05%)	(6.47%)	0.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,565	$17,969	$1,914	$2,077	$4,807

Ratios to average net assets:
Net investment loss	(0.94%)	(1.04%)	(0.53%)	(1.16%)	(1.41%)
Total expenses	1.88%	1.87%	1.87%	1.88%	1.86%

Portfolio turnover rate	393%	335%	564%	694%	684%

120 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$11.49	$7.37	$11.32	$12.09	$11.95

Income (loss) from investment operations:
Net investment loss[a]	(.09)	(.08)	(.04)	(.11)	(.14)
Net gain (loss) on investments (realized and unrealized)	1.88	4.20	(3.91)	(.66)	.28

Total from investment operations	1.79	4.12	(3.95)	(.77)	.14

Net asset value, end of period	$13.28	$11.49	$7.37	$11.32	$12.09

Total Return[b]	15.58%	55.90%	(34.89%)	(6.37%)	1.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,725	$3,936	$1,669	$546	$278

Ratios to average net assets:
Net investment loss	(0.73%)	(0.78%)	(0.41%)	(0.86%)	(1.18%)
Total expenses	1.64%	1.63%	1.63%	1.60%	1.61%

Portfolio turnover rate	393%	335%	564%	694%	684%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$11.05	$7.14	$11.04	$11.87	$11.81

Income (loss) from investment operations:
Net investment loss[a]	(.17)	(.14)	(.12)	(.21)	(.22)
Net gain (loss) on investments (realized and unrealized)	1.81	4.05	(3.78)	(.62)	.28

Total from investment operations	1.64	3.91	(3.90)	(.83)	.06

Net asset value, end of period	$12.69	$11.05	$7.14	$11.04	$11.87

Total Return[b]	14.84%	54.76%	(35.33%)	(6.99%)	0.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,618	$3,719	$1,335	$2,448	$1,538

Ratios to average net assets:
Net investment loss	(1.53%)	(1.49%)	(1.24%)	(1.67%)	(1.91%)
Total expenses	2.39%	2.38%	2.38%	2.35%	2.35%

Portfolio turnover rate	393%	335%	564%	694%	684%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period. [b] Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 121

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
TELECOMMUNICATIONS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment (“Telecommunications Companies”).
Inception: April 1, 1998
Telecommunication firms posted returns in line with the broad equity market over the past 12 months, benefiting from investors’ seeking higher-yielding areas of the market. Even though consumers’ demand for wireless devices appears to be increasing, it means the sector is facing a continued secular decline in wireline revenue and greater competition among wireless carriers, with five or more networks in all major markets. The sector has the highest debt-to-equity ratio of a non-financial sector, which could be a drag on profits if credit remains tight.
For the one-year period ended March 31, 2011, Telecommunications Fund Investor Class returned 15.06%, compared with a gain of 30.37% for the S&P 500 Telecommunication Services Index.
Industries within the sector that contributed most of the Fund’s return were Diversified Telecommunication Services, Wireless Telecommunications Services and Communications Equipment.
Verizon Communications, Inc., Vodafone Group plc ADR and AT&T, Inc. were among the strongest performers for the year. Cisco Systems, Inc., Research in Motion Ltd. and Nokia Corp. were among the stocks which added least to Fund performance during the year.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings
(% of Total Net Assets)

AT&T, Inc.	7.7%
Vodafone Group plc ADR	6.8%
Verizon Communications, Inc.	5.9%
Cisco Systems, Inc.	5.4%
QUALCOMM, Inc.	5.3%
Research In Motion Ltd.	2.8%
Juniper Networks, Inc.	2.6%
American Tower Corp. — Class A	2.5%
Motorola Solutions, Inc.	2.2%
Crown Castle International Corp.	1.9%

Top Ten Total	43.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
122 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/01/98)			(04/01/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

TELECOMMUNICATIONS FUND	15.06%	-0.99%	-3.15%	14.59%	-1.44%	-3.54%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 TELECOMMUNICATION SERVICES INDEX***	30.37%	4.77%	0.23%	30.37%	4.77%	0.23%

			A-Class					C-Class
			(09/01/04)					(04/18/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

TELECOMMUNICATIONS FUND	14.75%	9.32%	-1.29%	-2.25%	3.04%	2.27%	14.22%	13.22%	-1.92%	-5.17%
S&P 500 INDEX S&P 500	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	2.63%
TELECOMMUNICATION SERVICES INDEX***	30.37%	30.37%	4.77%	4.77%	6.28%	6.28%	30.37%	30.37%	4.77%	-0.14%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS	March 31, 2011
TELECOMMUNICATIONS FUND

	Shares	Value

COMMON STOCKS† - 99.2%

TELECOMMUNICATION SERVICES - 53.5%
AT&T, Inc.	131,330	$4,018,697
Vodafone Group plc ADR	123,995	3,564,857
Verizon Communications, Inc.	80,479	3,101,660
American Tower Corp. — Class A*	24,830	1,286,692
Crown Castle International Corp.*	23,808	1,013,030
CenturyLink, Inc.	24,086	1,000,773
Millicom International Cellular S.A.	10,090	970,355
Sprint Nextel Corp.*	209,040	969,946
Qwest Communications International, Inc.	141,942	969,464
Frontier Communications Corp.	97,808	803,982
NII Holdings, Inc.*	18,693	778,937
America Movil SAB de CV ADR	13,327	774,299
Windstream Corp.	55,787	717,979
MetroPCS Communications, Inc.*	43,505	706,521
SBA Communications Corp. — Class A*	14,915	591,827
China Mobile Ltd. ADR	12,601	582,670
Clearwire Corp. — Class A*	102,481	572,869
Mobile Telesystems OJSC ADR	24,523	520,623
Vivo Participacoes S.A. ADR	12,253	494,776
tw telecom, Inc. — Class A*	25,190	483,648
Telefonica S.A. ADR	17,310	436,558
China Unicom Hong Kong Ltd. ADR	26,291	436,431
Telephone & Data Systems, Inc.	12,830	432,371
Tele Norte Leste Participacoes S.A. ADR	24,120	422,824
KT Corp ADR	21,470	419,309
VimpelCom Ltd. ADR	28,950	408,774
SK Telecom Company Ltd. ADR	21,726	408,666
Chunghwa Telecom Company Ltd. ADR	12,616	393,115
BCE, Inc.	10,381	377,246
Leap Wireless International, Inc.*	23,060	357,199

Total Telecommunication Services		28,016,098

INFORMATION TECHNOLOGY - 45.7%
Cisco Systems, Inc.	164,190	2,815,858
QUALCOMM, Inc.	50,613	2,775,111
Research In Motion Ltd.*	26,295	1,487,508
Juniper Networks, Inc.*	32,561	1,370,167
Motorola Solutions, Inc.*	25,206	1,126,456
Nokia Oyj ADR	100,619	856,268
F5 Networks, Inc.*	7,900	810,303
Motorola Mobility Holdings, Inc.*	30,337	740,223
Harris Corp.	14,904	739,238
Riverbed Technology, Inc.*	17,920	674,688
Alcatel-Lucent ADR	113,722	660,725
JDS Uniphase Corp.*	30,817	642,226
Acme Packet, Inc.*	8,740	620,190
Polycom, Inc.*	11,686	605,919
Aruba Networks, Inc.*	15,888	537,650
Brocade Communications Systems, Inc.*	82,494	507,338
Telefonaktiebolaget LM Ericsson ADR	37,778	485,825
ADTRAN, Inc.	10,563	448,505
InterDigital, Inc.	9,390	447,997
Finisar Corp.*	18,096	445,162
Ciena Corp.*	17,065	443,007
Tellabs, Inc.	76,266	399,634
Plantronics, Inc.	10,690	391,468
Viasat, Inc.*	9,550	380,472
Arris Group, Inc.*	29,058	370,199
RADWARE Ltd.*	9,540	338,098
Blue Coat Systems, Inc.*	11,437	322,066
Harmonic, Inc.*	34,180	320,608
Netgear, Inc.*	9,750	316,290
Ixia*	19,210	305,055
Infinera Corp.*	33,999	285,252
Emulex Corp.*	26,717	285,070
DG FastChannel, Inc.*	8,830	284,503
Comtech Telecommunications Corp.	9,131	248,181
Oclaro, Inc.*	20,130	231,696
Tekelec*	27,976	227,165

Total Information Technology		23,946,121

Total Common Stocks (Cost $48,416,985)		51,962,219

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$254,608	254,608

Total Repurchase Agreement (Cost $254,608)		254,608

Total Investments - 99.7% (Cost $48,671,593)		$52,216,827

Other Assets, Less Liabilities — 0.3%		161,991

Total Net Assets — 100.0%		$52,378,818

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depository Receipt

plc — Public Limited Company

124 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

TELECOMMUNICATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$51,962,219
Repurchase agreements, at value	254,608

Total investments	52,216,827
Receivables:
Fund shares sold	1,591,180
Dividends	24,376

Total assets	53,832,383

Liabilities:
Payable for:
Securities purchased	1,226,855
Fund shares redeemed	197,929
Management fees	11,588
Custodian fees	382
Transfer agent/maintenance fees	3,408
Distribution and service fees	1,792
Portfolio accounting fees	1,363
Other	10,248

Total liabilities	1,453,565

Net assets	$52,378,818

Net assets consist of:
Paid in capital	$54,001,930
Undistributed net investment income	80,971
Accumulated net realized loss on investments	(5,249,317)
Net unrealized appreciation on investments	3,545,234

Net assets	$52,378,818

Investor Class:
Net assets	$48,088,942
Capital shares outstanding	3,061,238
Net asset value per share	$15.71

Advisor Class:
Net assets	$695,081
Capital shares outstanding	47,162
Net asset value per share	$14.74

A-Class:
Net assets	$698,957
Capital shares outstanding	46,888
Net asset value per share	$14.91

Maximum offering price per share*	$15.65

C-Class:
Net assets	$2,895,838
Capital shares outstanding	204,076
Net asset value per share	$14.19

Investments, at cost	$48,416,985
Repurchase agreements, at cost	254,608

Total cost	$48,671,593

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $4,763)	$286,366
Interest	87

Total investment income	286,453

Expenses:
Management fees	111,533
Transfer agent and administrative fees	32,804
Distribution and Service fees:
Advisor Class	3,831
A-Class	2,211
C-Class	17,421
Portfolio accounting fees	13,121
Trustees’ fees**	1,235
Miscellaneous	23,326

Total expenses	205,482

Net investment income	80,971

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	588,234

Net realized gain	588,234

Net change in unrealized appreciation (depreciation) on:
Investments	1,503,267

Net change in unrealized appreciation (depreciation)	1,503,267

Net realized and unrealized gain	2,091,501

Net increase in net assets resulting from operations	$2,172,472

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 125

TELECOMMUNICATIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$80,971	$244,261
Net realized gain on investments	588,234	3,628,955
Net change in unrealized appreciation (depreciation) on investments	1,503,267	233,436

Net increase in net assets resulting from operations	2,172,472	4,106,652

Distributions to shareholders from:
Net investment income
Investor Class	(67,481)	(201,940)
Advisor Class	(5,275)	(33,798)
A-Class	(4,577)	(16,499)
C-Class	(18,522)	(25,934)

Total distributions to shareholders	(95,855)	(278,171)

Capital share transactions:
Proceeds from sale of shares
Investor Class	134,026,357	69,585,026
Advisor Class	14,787,230	17,955,896
A-Class	3,138,157	2,200,098
C-Class	101,895,836	56,923,676
Distributions reinvested
Investor Class	66,267	198,455
Advisor Class	4,612	32,841
A-Class	4,413	14,616
C-Class	16,598	24,656
Cost of shares redeemed
Investor Class	(92,550,806)	(70,446,599)
Advisor Class	(14,584,997)	(29,801,508)
A-Class	(3,561,229)	(2,722,245)
C-Class	(100,130,077)	(57,632,310)

Net increase (decrease) from capital share transactions	43,112,361	(13,667,398)

Net increase (decrease) in net assets	45,188,978	(9,838,917)
Net assets:
Beginning of year	7,189,840	17,028,757

End of year	$52,378,818	$7,189,840

Undistributed net investment income at end of year	$80,971	$95,855

Capital share activity:
Shares sold
Investor Class	9,014,851	5,418,401
Advisor Class	1,144,045	1,513,965
A-Class	239,651	184,119
C-Class	7,870,456	4,881,373
Shares issued from reinvestment of distributions
Investor Class	4,511	15,042
Advisor Class	334	2,638
A-Class	316	1,163
C-Class	1,246	2,044
Shares redeemed
Investor Class	(6,298,891)	(5,524,377)
Advisor Class	(1,118,811)	(2,519,297)
A-Class	(276,676)	(235,714)
C-Class	(7,758,916)	(4,927,198)

Net increase (decrease) in shares	2,822,116	(1,187,841)

126 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.73	$10.29	$17.04	$19.02	$17.74

Income (loss) from investment operations:
Net investment income[a]	.10	.26	.27	.12	.16
Net gain (loss) on investments (realized and unrealized)	1.96	3.52	(6.68)	(2.08)	1.23

Total from investment operations	2.06	3.78	(6.41)	(1.96)	1.39

Less distributions from:
Net investment income	(.08)	(.34)	(.34)	(.02)	(.11)

Total distributions	(.08)	(.34)	(.34)	(.02)	(.11)

Net asset value, end of period	$15.71	$13.73	$10.29	$17.04	$19.02

Total Return[b]	15.06%	36.88%	(37.55%)	(10.32%)	7.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,089	$4,677	$4,440	$11,134	$16,699

Ratios to average net assets:
Net investment income	0.73%	2.03%	1.92%	0.58%	0.89%
Total expenses	1.39%	1.39%	1.39%	1.37%	1.37%

Portfolio turnover rate	1,008%	867%	672%	528%	430%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.94	$9.75	$16.26	$18.24	$17.10

Income (loss) from investment operations:
Net investment income (loss)[a]	.03	.23	.17	(.02)	.04
Net gain (loss) on investments (realized and unrealized)	1.85	3.30	(6.34)	(1.94)	1.21

Total from investment operations	1.88	3.53	(6.17)	(1.96)	1.25

Less distributions from:
Net investment income	(.08)	(.34)	(.34)	(.02)	(.11)

Total distributions	(.08)	(.34)	(.34)	(.02)	(.11)

Net asset value, end of period	$14.74	$12.94	$9.75	$16.26	$18.24

Total Return[b]	14.59%	36.35%	(37.88%)	(10.76%)	7.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$695	$279	$9,991	$835	$6,584

Ratios to average net assets:
Net investment income (loss)	0.25%	1.94%	1.53%	(0.09%)	0.22%
Total expenses	1.88%	1.89%	1.81%	1.88%	1.83%

Portfolio turnover rate	1,008%	867%	672%	528%	430%

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 127

TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$13.07	$9.83	$16.33	$18.28	$17.15

Income (loss) from investment operations:
Net investment income[a]	.14	.17	.27	.03	.05
Net gain (loss) on investments (realized and unrealized)	1.78	3.41	(6.43)	(1.96)	1.19

Total from investment operations	1.92	3.58	(6.16)	(1.93)	1.24

Less distributions from:
Net investment income	(.08)	(.34)	(.34)	(.02)	(.11)

Total distributions	(.08)	(.34)	(.34)	(.02)	(.11)

Net asset value, end of period	$14.91	$13.07	$9.83	$16.33	$18.28

Total Return[b]	14.75%	36.57%	(37.66%)	(10.57%)	7.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$699	$1,093	$1,317	$451	$2,126

Ratios to average net assets:
Net investment income	1.01%	1.45%	2.15%	0.13%	0.28%
Total expenses	1.64%	1.63%	1.63%	1.61%	1.49%

Portfolio turnover rate	1,008%	867%	672%	528%	430%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.50	$9.48	$15.91	$17.93	$16.90

Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)	.10	.13	(.10)	(.06)
Net gain (loss) on investments (realized and unrealized)	1.78	3.26	(6.22)	(1.90)	1.20

Total from investment operations	1.77	3.36	(6.09)	(2.00)	1.14

Less distributions from:
Net investment income	(.08)	(.34)	(.34)	(.02)	(.11)

Total distributions	(.08)	(.34)	(.34)	(.02)	(.11)

Net asset value, end of period	$14.19	$12.50	$9.48	$15.91	$17.93

Total Return[b]	14.22%	35.59%	(38.21%)	(11.17%)	6.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,896	$1,141	$1,281	$2,846	$4,763

Ratios to average net assets:
Net investment income (loss)	(0.07%)	0.86%	0.99%	(0.50%)	(0.35%)
Total expenses	2.39%	2.39%	2.42%	2.37%	2.33%

Portfolio turnover rate	1,008%	867%	672%	528%	430%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

128 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 129

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
TRANSPORTATION FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment (“Transportation Companies”).
Inception: April 2, 1998
Transportation firms have slightly outpaced the broader equity market in the past 12 months, particularly in the Road & Rail segment, the largest in the Fund. The other large component of the Fund, Air Freight & Logistics, also performed well. The two smallest segments, Marine and Gas Utilities, had poor performance for the year and produced a drag on Fund performance.
For the one-year period ended March 31, 2011, Transportation Fund Investor Class returned 17.07%, compared with a gain of 21.91% for the S&P 500 Industrials Index.
CSX Corp., Union Pacific Corp. and United Parcel Service, Inc. — Class B were among the biggest contributors to Fund performance for the year. Delta Air Lines, Inc., DryShips, Inc. and Genco Shipping & Trading Ltd. were among the stocks which provided the least performance to the Fund during the year. Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 2, 1998
Advisor Class	June 9, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001

Ten Largest Holdings
(% of Total Net Assets)

United Parcel Service, Inc. — Class B	10.3%
Union Pacific Corp.	8.3%
FedEx Corp.	6.6%
CSX Corp.	6.4%
Norfolk Southern Corp.	5.9%
CH Robinson Worldwide, Inc.	4.2%
Expeditors International of Washington, Inc.	4.0%
Southwest Airlines Co.	3.8%
Delta Air Lines, Inc.	3.5%
United Continental Holdings, Inc.	3.5%

Top Ten Total	56.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
130 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/02/98)			(06/09/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

TRANSPORTATION FUND	17.07%	-0.19%	3.82%	16.55%	-0.66%	3.37%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 INDUSTRIALS INDEX***	21.91%	3.49%	4.64%	21.91%	3.49%	4.64%

	A-Class						C-Class
	(09/01/04)						(05/14/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

TRANSPORTATION FUND	16.90%	11.32%	-0.41%	-1.37%	5.31%	4.54%	16.05%	15.05%	-1.19%	2.49%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	2.55%
S&P 500 INDUSTRIALS INDEX***	21.91%	21.91%	3.49%	3.49%	5.90%	5.90%	21.91%	21.91%	3.49%	3.30%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS	March 31, 2011
TRANSPORTATION FUND

	Shares	Value

COMMON STOCKS† - 99.4%

INDUSTRIALS - 99.4%
United Parcel Service, Inc. — Class B	15,951	$1,185,477
Union Pacific Corp.	9,725	956,259
FedEx Corp.	8,150	762,433
CSX Corp.	9,334	733,652
Norfolk Southern Corp.	9,810	679,539
CH Robinson Worldwide, Inc.	6,499	481,771
Expeditors International of Washington, Inc.	9,131	457,828
Southwest Airlines Co.	34,588	436,845
Delta Air Lines, Inc.*	41,487	406,573
United Continental Holdings, Inc.*	17,320	398,187
Hertz Global Holdings, Inc.*	22,268	348,048
Kansas City Southern*	6,068	330,403
J.B. Hunt Transport Services, Inc.	7,162	325,298
Kirby Corp.*	3,938	225,607
Ryder System, Inc.	4,446	224,968
Alaska Air Group, Inc.*	3,449	218,736
Landstar System, Inc.	4,488	205,012
AMR Corp.*	31,682	204,666
Con-way, Inc.	5,138	201,872
Dollar Thrifty Automotive Group, Inc.*	3,019	201,458
JetBlue Airways Corp.*	31,295	196,220
Avis Budget Group, Inc.*	10,937	195,882
Atlas Air Worldwide Holdings, Inc.*	2,789	194,449
Werner Enterprises, Inc.	7,240	191,643
Old Dominion Freight Line, Inc.*	5,399	189,451
Genesee & Wyoming, Inc. — Class A*	3,074	178,907
Knight Transportation, Inc.	8,928	171,864
Alexander & Baldwin, Inc.	3,710	169,362
US Airways Group, Inc.*	19,354	168,573
AirTran Holdings, Inc.*	18,542	138,138
Allegiant Travel Co. — Class A	2,905	127,268
Heartland Express, Inc.	6,427	112,858
Copa Holdings S.A. — Class A	2,106	111,197
Arkansas Best Corp.	3,390	87,869
Genco Shipping & Trading Ltd.*	7,949	85,611
UTI Worldwide, Inc.	4,090	82,782
HUB Group, Inc. — Class A*	2,236	80,921

Total Industrials		11,467,627

Total Common Stocks (Cost $6,702,618)		11,467,627

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$63,442	$63,442

Total Repurchase Agreement (Cost $63,442)		63,442

Total Investments - 100.0% (Cost $6,766,060)		$11,531,069

Liabilities, Less Cash & Other Assets - 0.0%		(1,366)

Total Net Assets — 100.0%		$11,529,703

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

132 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

TRANSPORTATION FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$11,467,627
Repurchase agreements, at value	63,442

Total investments	11,531,069
Cash	1,057
Receivables:
Fund shares sold	817,648
Dividends	7,551

Total assets	12,357,325

Liabilities:
Payable for:
Securities purchased	472,977
Fund shares redeemed	329,166
Management fees	9,316
Custodian fees	313
Transfer agent/maintenance fees	2,740
Distribution and service fees	2,915
Portfolio accounting fees	1,096
Other	9,099

Total liabilities	827,622

Net assets	$11,529,703

Net assets consist of:
Paid in capital	$33,895,235
Accumulated net investment loss	—
Accumulated net realized loss on investments	(27,130,541)
Net unrealized appreciation on investments	4,765,009

Net assets	$11,529,703

Investor Class:
Net assets	$5,319,879
Capital shares outstanding	191,016
Net asset value per share	$27.85

Advisor Class:
Net assets	$2,902,048
Capital shares outstanding	112,900
Net asset value per share	$25.70

A-Class:
Net assets	$1,238,713
Capital shares outstanding	47,376
Net asset value per share	$26.15

Maximum offering price per share*	$27.45

C-Class:
Net assets	$2,069,063
Capital shares outstanding	81,532
Net asset value per share	$25.38

Investments, at cost	$6,702,618
Repurchase agreements, at cost	63,442

Total cost	$6,766,060

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1,874)	$312,062
Interest	262

Total investment income	312,324

Expenses:
Management fees	195,474
Transfer agent and administrative fees	57,492
Distribution and Service fees:
Advisor Class	10,722
A-Class	4,973
C-Class	20,861
Portfolio accounting fees	22,997
Trustees’ fees**	2,500
Miscellaneous	39,945

Total expenses	354,964

Net investment loss	(42,640)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(7,140,358)

Net realized loss	(7,140,358)

Net change in unrealized appreciation (depreciation) on:
Investments	(334,950)

Net change in unrealized appreciation (depreciation)	(334,950)

Net realized and unrealized loss	(7,475,308)

Net decrease in net assets resulting from operations	$(7,517,948)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 133

TRANSPORTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (decrease) in net assets from operations:
Net investment loss	$(42,640)	$(126,770)
Net realized gain (loss) on investments	(7,140,358)	2,728,041
Net change in unrealized appreciation (depreciation) on investments	(334,950)	3,744,101

Net increase (decrease) in net assets resulting from operations	(7,517,948)	6,345,372

Distributions to shareholders from:
Net investment income
Investor Class	—	(34,294)
Advisor Class	—	(16,447)
A-Class	—	(8,824)
C-Class	—	(5,014)

Total distributions to shareholders	—	(64,579)

Capital share transactions:
Proceeds from sale of shares
Investor Class	228,555,205	157,093,305
Advisor Class	27,043,322	18,324,095
A-Class	7,772,436	1,699,281
C-Class	76,303,386	66,386,477
Distributions reinvested
Investor Class	—	33,605
Advisor Class	—	16,362
A-Class	—	8,248
C-Class	—	4,827
Cost of shares redeemed
Investor Class	(238,376,331)	(160,537,241)
Advisor Class	(26,790,951)	(16,959,390)
A-Class	(8,264,038)	(906,222)
C-Class	(77,498,784)	(66,016,877)

Net decrease from capital share transactions	(11,255,755)	(853,530)

Net increase (decrease) in net assets	(18,773,703)	5,427,263
Net assets:
Beginning of year	30,303,406	24,876,143

End of year	$11,529,703	$30,303,406

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
Investor Class	9,276,996	7,533,509
Advisor Class	1,198,656	950,836
A-Class	337,827	86,665
C-Class	3,303,513	3,656,133
Shares issued from reinvestment of distributions
Investor Class	—	1,583
Advisor Class	—	830
A-Class	—	413
C-Class	—	247
Shares redeemed
Investor Class	(10,023,188)	(8,058,029)
Advisor Class	(1,212,479)	(909,945)
A-Class	(372,787)	(46,165)
C-Class	(3,376,280)	(3,665,209)

Net decrease in shares	(867,742)	(449,132)

134 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$23.79	$14.38	$25.21	$29.16	$28.30

Income (loss) from investment operations:
Net investment income (loss)[a]	—[b]	(.15)	.07	.06	(.14)
Net gain (loss) on investments (realized and unrealized)	4.06	9.70	(10.90)	(4.01)	1.00

Total from investment operations	4.06	9.55	(10.83)	(3.95)	.86

Less distributions from:
Net investment income	—	(.14)	—	—	—

Total distributions	—	(.14)	—	—	—

Net asset value, end of period	$27.85	$23.79	$14.38	$25.21	$29.16

Total Return[c]	17.07%	66.51%	(42.96)%	(13.55)%	3.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,320	$22,292	$20,990	$17,420	$6,635

Ratios to average net assets:
Net investment income (loss)	0.02%	(0.68)%	0.33%	0.22%	(0.48)%
Total expenses	1.38%	1.37%	1.38%	1.36%	1.36%

Portfolio turnover rate	1,217%	1,073%	875%	952%	686%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$22.05	$13.40	$23.59	$27.42	$26.75

Income (loss) from investment operations:
Net investment income (loss)[a]	(.17)	(.18)	.10	(.01)	(.26)
Net gain (loss) on investments (realized and unrealized)	3.82	8.97	(10.29)	(3.82)	.93

Total from investment operations	3.65	8.79	(10.19)	(3.83)	.67

Less distributions from:
Net investment income	—	(.14)	—	—	—

Total distributions	—	(.14)	—	—	—

Net asset value, end of period	$25.70	$22.05	$13.40	$23.59	$27.42

Total Return[c]	16.55%	65.70%	(43.20)%	(13.97)%	2.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,902	$2,795	$1,139	$5,152	$3,556

Ratios to average net assets:
Net investment income (loss)	(0.74)%	(0.95)%	0.51%	(0.05)%	(0.97)%
Total expenses	1.89%	1.88%	1.90%	1.87%	1.86%

Portfolio turnover rate	1,217%	1,073%	875%	952%	686%

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 135

TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$22.37	$13.55	$23.81	$27.60	$26.87

Income (loss) from investment operations:
Net investment income (loss)[a]	(.10)	(.04)	.08	—[b]	(.19)
Net gain (loss) on investments (realized and unrealized)	3.88	9.00	(10.34)	(3.79)	.92

Total from investment operations	3.78	8.96	(10.26)	(3.79)	.73

Less distributions from:
Net investment income	—	(.14)	—	—	—

Total distributions	—	(.14)	—	—	—

Net asset value, end of period	$26.15	$22.37	$13.55	$23.81	$27.60

Total Return[c]	16.90%	66.22%	(43.09)%	(13.73)%	2.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,239	$1,842	$561	$228	$483

Ratios to average net assets:
Net investment income (loss)	(0.42)%	(0.22)%	0.43%	—%	(0.70)%
Total expenses	1.64%	1.62%	1.67%	1.62%	1.61%

Portfolio turnover rate	1,217%	1,073%	875%	952%	686%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$21.87	$13.40	$23.70	$27.68	$27.14

Income (loss) from investment operations:
Net investment loss[a]	(.24)	(.24)	(.16)	(.20)	(.40)
Net gain (loss) on investments (realized and unrealized)	3.75	8.85	(10.14)	(3.78)	.94

Total from investment operations	3.51	8.61	(10.30)	(3.98)	.54

Less distributions from:
Net investment income	—	(.14)	—	—	—

Total distributions	—	(.14)	—	—	—

Net asset value, end of period	$25.38	$21.87	$13.40	$23.70	$27.68

Total Return[c]	16.05%	64.35%	(43.46)%	(14.38)%	1.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,069	$3,375	$2,186	$845	$4,894

Ratios to average net assets:
Net investment loss	(1.04)%	(1.31)%	(0.79)%	(0.73)%	(1.47)%
Total expenses	2.39%	2.38%	2.40%	2.38%	2.37%

Portfolio turnover rate	1,217%	1,073%	875%	952%	686%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Net investment income is less than $0.01 per share.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

136 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 137

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
UTILITIES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).
Inception: April 3, 2000
Utility companies performed in line with the broader equity market in the past 12 months, as investors sought out dependable dividend-paying companies. Regulated utilities have been steady performers, despite lower demand based on a weak housing market, and earnings are expected to grow moderately. A glut of capacity, however, will keep pressure on prices the less-regulated power generators can charge.
For the one-year period ended March 31, 2011, Utilities Fund Investor Class returned 15.94%, compared with a gain of 12.36% for the S&P 500 Utilities Index.
Within the sector, Electric Utilities, 45% of the portfolio weight, provided the largest contribution to performance. The Multi-Utilities segment, a third of the portfolio weight, was next. Oil, Gas & Consumable Fuels, relatively lightly weighted in the sector, had negative performance and detracted from Fund return.
Southern Co., Oneok, Inc. and National Fuel Gas Co. were among the Fund’s best-performing stocks over the one-year period, while Entergy Corp., Constellation Energy Group, Inc. and EQT Corp. were among the weakest performers.
Performance displayed represents past performance which is no guarantee of future results.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 3, 2000
Advisor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings
(% of Total Net Assets)

Southern Co.	3.3%
Exelon Corp.	3.1%
Dominion Resources, Inc.	3.0%
Duke Energy Corp.	2.8%
NextEra Energy, Inc.	2.8%
PG&E Corp.	2.5%
American Electric Power Company, Inc.	2.4%
Public Service Enterprise Group, Inc.	2.3%
FirstEnergy Corp.	2.3%
Consolidated Edison, Inc.	2.2%

Top Ten Total	26.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
138 THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	Investor Class			Advisor Class
	(04/03/00)			(04/03/00)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR

UTILITIES FUND	15.94%	4.80%	0.51%	15.43%	4.29%	-0.02%
S&P 500 INDEX	15.65%	2.62%	3.29%	15.65%	2.62%	3.29%
S&P 500 UTILITIES INDEX***	12.36%	4.71%	1.80%	12.36%	4.71%	1.80%

	A-Class						C-Class
	(09/01/04)						(04/27/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

UTILITIES FUND	15.70%	10.18%	4.56%	3.54%	6.45%	5.67%	14.85%	13.85%	3.77%	-1.23%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.92%	4.92%	15.65%	15.65%	2.62%	2.51%
S&P 500 UTILITIES INDEX***	12.36%	12.36%	4.71%	4.71%	7.83%	7.83%	12.36%	12.36%	4.71%	1.25%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	Returns in the table reflect the reinvestment of dividends on securities in the index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS	March 31, 2011

UTILITIES FUND

	Shares	Value

COMMON STOCKS† - 99.3%

UTILITIES - 99.3%
Southern Co.	16,092	$613,265
Exelon Corp.	13,798	569,030
Dominion Resources, Inc.	12,340	551,597
Duke Energy Corp.	29,144	528,964
NextEra Energy, Inc.	9,527	525,128
PG&E Corp.	10,434	460,973
American Electric Power Company, Inc.	12,876	452,463
Public Service Enterprise Group, Inc.	13,861	436,759
FirstEnergy Corp.	11,423	423,679
Consolidated Edison, Inc.	8,097	410,680
Progress Energy, Inc.	8,700	401,418
Sempra Energy	7,300	390,550
Entergy Corp.	5,773	388,003
PPL Corp.	15,030	380,259
Edison International	10,258	375,340
Xcel Energy, Inc.	15,177	362,579
AES Corp.*	26,262	341,407
CenterPoint Energy, Inc.	17,867	313,745
DTE Energy Co.	6,339	310,357
Calpine Corp.*	18,244	289,532
Oneok, Inc.	4,320	288,921
Wisconsin Energy Corp.	9,440	287,920
Ameren Corp.	10,053	282,188
Constellation Energy Group, Inc.	8,596	267,593
Northeast Utilities	7,678	265,659
National Fuel Gas Co.	3,583	265,141
NiSource, Inc.	13,111	251,469
SCANA Corp.	6,168	242,834
CMS Energy Corp.	12,301	241,592
OGE Energy Corp.	4,751	240,211
NRG Energy, Inc.*	11,115	239,417
American Water Works Company, Inc.	8,475	237,724
NSTAR	5,106	236,255
Pinnacle West Capital Corp.	5,454	233,377
Cia Energetica de Minas Gerais ADR	12,020	231,625
MDU Resources Group, Inc.	9,793	224,945
Energen Corp.	3,546	223,824
Pepco Holdings, Inc.	11,886	221,674
Alliant Energy Corp.	5,689	221,473
TECO Energy, Inc.	11,629	218,160
Integrys Energy Group, Inc.	4,228	213,556
UGI Corp.	6,327	208,158
ITC Holdings Corp.	2,915	203,759
N.V. Energy, Inc.	13,539	201,596
DPL, Inc.	7,032	192,747
Aqua America, Inc.	8,401	192,299
Atmos Energy Corp.	5,557	189,494
Westar Energy, Inc.	7,098	187,529
AGL Resources, Inc.	4,677	186,332
Questar Corp.	10,607	185,092
National Grid plc ADR	3,789	182,024
Great Plains Energy, Inc.	8,923	178,638
Hawaiian Electric Industries, Inc.	6,692	165,962
Nicor, Inc.	3,055	164,054
Piedmont Natural Gas Company, Inc.	5,354	162,494
Vectren Corp.	5,903	160,562
Cleco Corp.	4,594	157,528
WGL Holdings, Inc.	3,879	151,281
IDACORP, Inc.	3,895	148,400
Southwest Gas Corp.	3,717	144,851
Portland General Electric Co.	6,003	142,691
UIL Holdings Corp.	4,420	134,898
New Jersey Resources Corp.	3,130	134,434
El Paso Electric Co.*	4,165	126,616
Avista Corp.	5,436	125,735
Black Hills Corp.	3,749	125,367
Unisource Energy Corp.	3,461	125,046
PNM Resources, Inc.	8,261	123,254
South Jersey Industries, Inc.	2,052	114,850
NorthWestern Corp.	3,670	111,201
Northwest Natural Gas Co.	2,367	109,190
Dynegy, Inc. — Class A*	15,370	87,455

Total Utilities		18,484,823

Total Common Stocks (Cost $12,687,799)		18,484,823

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$71,097	71,097

Total Repurchase Agreement (Cost $71,097)		71,097

Total Investments - 99.7% (Cost $12,758,896)		$18,555,920

Other Assets,
Less Liabilities — 0.3%		53,136

Total Net Assets — 100.0%		$18,609,056

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 5.

††	Value determined based on Level 2 inputs — See Note 5.

[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

140 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

UTILITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$18,484,823
Repurchase agreements, at value	71,097

Total investments	18,555,920
Receivables:
Fund shares sold	238,953
Dividends	56,165

Total assets	18,851,038

Liabilities:
Payable for:
Securities purchased	100,775
Fund shares redeemed	101,294
Management fees	17,182
Custodian fees	645
Transfer agent/maintenance fees	5,053
Distribution and service fees	5,026
Portfolio accounting fees	2,021
Other	9,986

Total liabilities	241,982

Net assets	$18,609,056

Net assets consist of:
Paid in capital	$22,539,110
Undistributed net investment income	188,174
Accumulated net realized loss on investments	(9,915,252)
Net unrealized appreciation on investments	5,797,024

Net assets	$18,609,056

Investor Class:
Net assets	$9,328,452
Capital shares outstanding	345,464
Net asset value per share	$27.00

Advisor Class:
Net assets	$1,240,294
Capital shares outstanding	49,096
Net asset value per share	$25.26

A-Class:
Net assets	$3,289,324
Capital shares outstanding	127,740
Net asset value per share	$25.75

Maximum offering price per share*	$27.03

C-Class:
Net assets	$4,750,986
Capital shares outstanding	199,968
Net asset value per share	$23.76

Investments, at cost	$12,687,799
Repurchase agreements, at cost	71,097

Total cost	$12,758,896

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1,607)	$2,091,427
Interest	291

Total investment income	2,091,718

Expenses:
Management fees	388,077
Transfer agent and administrative fees	114,140
Distribution and Service fees:
Advisor Class	15,681
A-Class	6,079
C-Class	52,973
Portfolio accounting fees	45,656
Trustees’ fees**	4,926
Tax expense	1,070
Miscellaneous	71,917

Total expenses	700,519

Net investment income	1,391,199

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	373,049

Net realized gain	373,049

Net change in unrealized appreciation (depreciation) on:
Investments	1,578,780

Net change in unrealized appreciation (depreciation)	1,578,780

Net realized and unrealized gain	1,951,829

Net increase in net assets resulting from operations	$3,343,028

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 141

UTILITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,391,199	$697,734
Net realized gain on investments	373,049	1,168,856
Net change in unrealized appreciation (depreciation) on investments	1,578,780	2,060,198

Net increase in net assets resulting from operations	3,343,028	3,926,788

Distributions to shareholders from:
Net investment income
Investor Class	(705,132)	(443,269)
Advisor Class	(226,210)	(150,527)
A-Class	(134,548)	(70,862)
C-Class	(413,324)	(203,012)

Total distributions to shareholders	(1,479,214)	(867,670)

Capital share transactions:
Proceeds from sale of shares
Investor Class	323,523,204	189,197,372
Advisor Class	51,448,065	18,745,544
A-Class	11,412,994	6,451,789
C-Class	119,886,227	108,354,662
Distributions reinvested
Investor Class	681,476	423,986
Advisor Class	219,223	145,991
A-Class	94,343	50,251
C-Class	371,617	182,345
Cost of shares redeemed
Investor Class	(325,638,244)	(191,518,650)
Advisor Class	(51,854,302)	(23,786,471)
A-Class	(10,071,727)	(6,611,351)
C-Class	(123,450,180)	(106,474,172)

Net decrease from capital share transactions	(3,377,304)	(4,838,704)

Net decrease in net assets	(1,513,490)	(1,779,586)
Net assets:
Beginning of year	20,122,546	21,902,132

End of year	$18,609,056	$20,122,546

Undistributed net investment income at end of year	$188,174	$275,119

Capital share activity:
Shares sold
Investor Class	12,458,666	7,861,775
Advisor Class	2,121,840	805,986
A-Class	468,693	282,563
C-Class	5,265,040	5,007,623
Shares issued from reinvestment of distributions
Investor Class	27,270	17,143
Advisor Class	9,364	6,244
A-Class	3,956	2,118
C-Class	16,853	8,206
Shares redeemed
Investor Class	(12,540,196)	(7,982,458)
Advisor Class	(2,132,698)	(1,065,226)
A-Class	(417,328)	(287,483)
C-Class	(5,410,845)	(4,907,526)

Net decrease in shares	(129,385)	(251,035)

142 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

UTILITIES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Investor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$24.80	$20.56	$29.29	$31.89	$24.90

Income (loss) from investment operations:
Net investment income[a]	.86	.61	.72	.51	.52
Net gain (loss) on investments (realized and unrealized)	2.96	4.85	(9.32)	(2.31)	6.83

Total from investment operations	3.82	5.46	(8.60)	(1.80)	7.35

Less distributions from:
Net investment income	(1.62)	(1.22)	(.13)	(.80)	(.36)

Total distributions	(1.62)	(1.22)	(.13)	(.80)	(.36)

Net asset value, end of period	$27.00	$24.80	$20.56	$29.29	$31.89

Total Return[b]	15.94%	26.58%	(29.40%)	(5.88%)	29.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,328	$9,912	$10,348	$11,242	$84,150

Ratios to average net assets:
Net investment income	3.35%	2.49%	2.90%	1.57%	1.86%
Total expenses	1.37%	1.39%	1.39%	1.39%	1.37%

Portfolio turnover rate	800%	758%	684%	375%	557%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
Advisor Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$23.40	$19.56	$28.00	$30.65	$24.08

Income (loss) from investment operations:
Net investment income[a]	.62	.47	.63	.32	.37
Net gain (loss) on investments (realized and unrealized)	2.86	4.59	(8.94)	(2.17)	6.56

Total from investment operations	3.48	5.06	(8.31)	(1.85)	6.93

Less distributions from:
Net investment income	(1.62)	(1.22)	(.13)	(.80)	(.36)

Total distributions	(1.62)	(1.22)	(.13)	(.80)	(.36)

Net asset value, end of period	$25.26	$23.40	$19.56	$28.00	$30.65

Total Return[b]	15.43%	25.89%	(29.72%)	(6.28%)	28.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,240	$1,184	$5,939	$2,960	$11,929

Ratios to average net assets:
Net investment income	2.53%	2.07%	2.72%	1.02%	1.38%
Total expenses	1.87%	1.88%	1.90%	1.88%	1.86%

Portfolio turnover rate	800%	758%	684%	375%	557%

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 143

UTILITIES FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$23.77	$19.80	$28.27	$30.87	$24.18

Income (loss) from investment operations:
Net investment income[a]	.54	.65	.54	.42	.43
Net gain (loss) on investments (realized and unrealized)	3.06	4.54	(8.88)	(2.22)	6.62

Total from investment operations	3.60	5.19	(8.34)	(1.80)	7.50

Less distributions from:
Net investment income	(1.62)	(1.22)	(.13)	(.80)	(.36)

Total distributions	(1.62)	(1.22)	(.13)	(.80)	(.36)

Net asset value, end of period	$25.75	$23.77	$19.80	$28.27	$30.87

Total Return[b]	15.70%	26.24%	(29.54%)	(6.07%)	29.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,289	$1,721	$1,489	$3,032	$4,756

Ratios to average net assets:
Net investment income	2.23%	2.81%	2.15%	1.38%	1.52%
Total expenses	1.63%	1.64%	1.64%	1.63%	1.61%

Portfolio turnover rate	800%	758%	684%	375%	557%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$22.21	$18.71	$26.93	$29.66	$23.42

Income (loss) from investment operations:
Net investment income[a]	.39	.39	.32	.18	.22
Net gain (loss) on investments (realized and unrealized)	2.78	4.33	(8.41)	(2.11)	6.38

Total from investment operations	3.17	4.72	(8.09)	(1.93)	6.60

Less distributions from:
Net investment income	(1.62)	(1.22)	(.13)	(.80)	(.36)

Total distributions	(1.62)	(1.22)	(.13)	(.80)	(.36)

Net asset value, end of period	$23.76	$22.21	$18.71	$26.93	$29.66

Total Return[b]	14.85%	25.24%	(30.08%)	(6.77%)	28.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,751	$7,306	$4,127	$8,934	$11,013

Ratios to average net assets:
Net investment income	1.72%	1.77%	1.31%	0.60%	0.82%
Total expenses	2.38%	2.39%	2.39%	2.38%	2.36%

Portfolio turnover rate	800%	758%	684%	375%	557%

[a]	Net investment income per share was computed using average shares outstanding throughout the period.

[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

144 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
1. Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Institutional Class shares, and Y-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share, with the exception of A-Class shares. A-Class shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 12 months of purchase.
At March 31, 2011, the Trust consisted of fifty-eight separate funds. This report covers the Sector Funds (the “Funds”), while the other funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
The Sector Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.
The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.
The Sector Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Repurchase agreements are valued at amortized cost, which approximates market value.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft,
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 145

NOTES TO FINANCIAL STATEMENTS (continued)
calculated by multiplying the overdraft by a rate based on the federal funds rate.
E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual funds in the Trust on a pro rata basis upon the respective aggregate net assets of each fund included in the Trust.
F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets.
RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund.
RFS also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
RFS engages external service providers to perform other necessary services to the Trust, such as accounting and auditing related services, legal services, printing and mailing, etc. on a pass through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new funds are paid by the Trust.
The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholder services, RDL will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will pay the Service Provider out of its fees.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the Financial Advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended March 31, 2011, RDL retained sales charges of $606,415 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
3. Federal Income Tax Information
The Funds intend to comply with the provisions of Sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2008-2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
146 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, the expiration of capital loss carryforward, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2011, the following capital loss carryforward amounts expired or were used to offset current year net realized capital gains:

Fund	Amount

Banking Fund	$2,693,804
Basic Materials Fund	11,703,832
Biotechnology Fund	36,091,267
Consumer Products Fund	5,582,951
Electronics Fund	2,910,729
Energy Fund	3,994,871
Energy Services Fund	1,565,855
Financial Services Fund	1,033,523
Health Care Fund	12,156,762
Internet Fund	9,473,239
Leisure Fund	1,440,998
Precious Metals Fund	25,970,579
Retailing Fund	915,442
Technology Fund	23,884,414
Telecommunications Fund	5,780,960
Transportation Fund	2,503,694
The tax character of distributions paid during the year ended March 31, 2011 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Banking Fund	$53,770	$—	$53,770
Basic Materials Fund	304,954	—	304,954
Biotechnology Fund	—	—	—
Consumer Products Fund	12,587,568	—	12,587,568
Electronics Fund	—	—	—
Energy Fund	92,412	—	92,412
Energy Services Fund	—	—	—
Financial Services Fund	128,968	—	128,968
Health Care Fund	—	—	—
Internet Fund	—	—	—
Leisure Fund	—	—	—
Precious Metals Fund	132,213	—	132,213
Retailing Fund	50,077	—	50,077
Technology Fund	—	—	—
Telecommunications Fund	95,855	—	95,855
Transportation Fund	—	—	—
Utilities Fund	1,479,214	—	1,479,214
The tax character of distributions paid during the year ended March 31, 2010 was as follows:

	Ordinary	Long-Term	Return	Total
Fund	Income	Capital Gain	of Capital	Distributions

Banking Fund	$421,334	$—	$—	$421,334
Basic Materials Fund	310,495	—	—	310,495
Biotechnology Fund	—	—	—	—
Consumer Products Fund	502,724	—	—	502,724
Electronics Fund	—	—	—	—
Energy Fund	44,558	—	—	44,558
Energy Services Fund	—	—	—	—
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 147

NOTES TO FINANCIAL STATEMENTS (continued)

	Ordinary	Long-Term	Return	Total
Fund	Income	Capital Gain	of Capital	Distributions

Financial Services Fund	$216,440	$—	$—	$216,440
Health Care Fund	120,428	—	—	120,428
Internet Fund	—	—	—	—
Leisure Fund	—	—	—	—
Precious Metals Fund	391,506	—	321,524	713,030
Retailing Fund	—	—	—	—
Technology Fund	—	—	—	—
Telecommunications Fund	278,171	—	—	278,171
Transportation Fund	64,579	—	—	64,579
Utilities Fund	867,670	—	—	867,670
The tax character of distributable earnings/(accumulated losses) at March 31, 2011 was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gain	Depreciation	Carryforward[1]

Banking Fund	$8,683	$—	$(1,575,285)	$(19,634,843)
Basic Materials Fund	—	—	30,335,040	(14,161,181)
Biotechnology Fund	—	—	25,075,191	(53,351,596)
Consumer Products Fund	3,934,425	—	8,644,546	—
Electronics Fund	—	—	1,622,315	(49,431,011)
Energy Fund	—	—	39,843,645	(7,008,326)
Energy Services Fund	—	—	66,267,814	(43,263,509)
Financial Services Fund	5,633	—	366,585	(3,516,727)
Health Care Fund	—	—	4,039,429	(3,957,334)
Internet Fund	14,186,556	2,500,004	8,868,193	—
Leisure Fund	—	—	1,114,489	(3,582,191)
Precious Metals Fund	601,456	—	99,729,869	(11,129,255)
Retailing Fund	16,042	—	1,117,611	(4,008,082)
Technology Fund	—	—	6,270,953	(14,122,058)
Telecommunications Fund	80,971	—	660,007	(2,364,090)
Transportation Fund	—	—	1,416,023	(23,727,603)
Utilities Fund	188,174	—	2,301,854	(6,385,394)
Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

[1]	A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:

									Total
	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Capital Loss
Fund	2012	2013	2014	2015	2016	2017	2018	2019	Carryforward

Banking Fund	$—	$—	$(214,478)	$—	$(311,892)	$(1,809,926)	$(16,385,824)	$(912,723)	$(19,634,843)
Basic Materials Fund	—	—	—	—	—	(6,151,760)	(8,009,421)	—	(14,161,181)
Biotechnology Fund	—	(53,351,596)	—	—	—	—	—	—	(53,351,596)
Consumer Products Fund	—	—	—	—	—	—	—	—	—
Electronics Fund	(21,975,263)	(6,480,667)	(2,395,860)	(5,495,145)	(1,900,883)	(6,118,835)	—	(5,064,358)	(49,431,011)
Energy Fund	—	—	—	—	—	—	(7,008,326)	—	(7,008,326)
Energy Services Fund	(10,710,084)	—	—	—	—	(26,850,596)	(5,702,829)	—	(43,263,509)
Financial Services Fund	—	—	—	—	—	(3,098,998)	(417,729)	—	(3,516,727)
Health Care Fund	—	—	—	—	—	(676,233)	(3,281,101)	—	(3,957,334)
Internet Fund	—	—	—	—	—	—	—	—	—
Leisure Fund	(76,092)	(353,498)	(1,914,441)	—	—	(652,027)	(586,133)	—	(3,582,191)
Precious Metals Fund	—	—	—	—	—	—	(11,129,255)	—	(11,129,255)
Retailing Fund	—	(819,113)	—	—	—	(3,188,969)	—	—	(4,008,082)
Technology Fund	—	(5,462,751)	(3,582,117)	—	—	(5,077,190)	—	—	(14,122,058)
Telecommunications Fund	—	(618,538)	—	—	—	(1,745,552)	—	—	(2,364,090)
Transportation Fund	(1,263,341)	(894,874)	—	—	—	(795,900)	(13,907,033)	(6,866,455)	(23,727,603)
Utilities Fund	—	—	—	—	—	(1,315,205)	(3,228,655)	(1,841,534)	(6,385,394)
148 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)
At March 31, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain/(Loss)

Banking Fund	$14,945,113	$—	$(1,575,285)	$(1,575,285)
Basic Materials Fund	91,349,385	30,641,700	(306,660)	30,335,040
Biotechnology Fund	33,683,050	25,131,265	(56,074)	25,075,191
Consumer Products Fund	61,156,356	8,740,650	(96,104)	8,644,546
Electronics Fund	11,418,433	1,665,517	(43,202)	1,622,315
Energy Fund	103,951,706	39,962,698	(119,053)	39,843,645
Energy Services Fund	143,683,591	66,653,745	(385,931)	66,267,814
Financial Services Fund	11,053,533	384,332	(17,747)	366,585
Health Care Fund	22,865,597	4,059,786	(20,357)	4,039,429
Internet Fund	16,684,183	8,946,859	(78,666)	8,868,193
Leisure Fund	3,609,434	1,118,619	(4,130)	1,114,489
Precious Metals Fund	127,581,237	100,528,594	(798,725)	99,729,869
Retailing Fund	7,459,300	1,132,574	(14,963)	1,117,611
Technology Fund	40,057,856	6,487,851	(216,898)	6,270,953
Telecommunications Fund	51,556,820	946,264	(286,257)	660,007
Transportation Fund	10,115,046	1,431,467	(15,444)	1,416,023
Utilities Fund	16,254,066	2,302,987	(1,133)	2,301,854
Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2011, the following amounts of realized capital losses reflected in the accompanying financial statements were not recognized for Federal income tax purposes until April 1, 2011:

Fund

Banking Fund	$(637,904)
Electronics Fund	(149,693)
Financial Services	(45,520)
Retailing Fund	(57,146)
Transportation Fund	(53,952)
Utilities Fund	(34,688)
4. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at March 31, 2011, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.05% due 04/01/11	$83,257,483	$83,257,483	$83,257,599
At March 31, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Date	Rate	Par Value	Market Value

U.S. Treasury Note	09/30/2012	0.38%	$85,134,600	$84,922,636
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 149

NOTES TO FINANCIAL STATEMENTS (continued)
5. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below: Level 1 — quoted prices in active markets for identical investments.

Level 1 —	quoted prices in active markets for identical investments.

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2011:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total

Assets
Banking Fund	$13,217,693	$152,135	$—	$13,369,828
Basic Materials Fund	120,474,094	1,210,331	—	121,684,425
Biotechnology Fund	57,315,143	1,443,098	—	58,758,241
Consumer Products Fund	69,507,580	293,322	—	69,800,902
Electronics Fund	12,870,448	170,300	—	13,040,748
Energy Fund	143,468,637	326,714	—	143,795,351
Energy Services Fund	208,190,231	1,761,174	—	209,951,405
Financial Services Fund	11,335,901	84,217	—	11,420,118
Health Care Fund	26,672,187	232,839	—	26,905,026
Internet Fund	25,240,604	311,772	—	25,552,376
Leisure Fund	4,685,500	38,423	—	4,723,923
Precious Metals Fund	225,759,939	1,551,167	—	227,311,106
Retailing Fund	8,528,909	48,002	—	8,576,911
Technology Fund	46,034,774	294,035	—	46,328,809
Telecommunications Fund	51,962,219	254,608	—	52,216,827
Transportation Fund	11,467,627	63,442	—	11,531,069
Utilities Fund	18,484,823	71,097	—	18,555,920
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the year ended March 31, 2011, there were no significant transfers between Levels.
150 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)
6. Securities Transactions
During the year ended March 31, 2011, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

		Basic		Consumer			Energy
	Banking	Materials	Biotechnology	Products	Electronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$190,058,815	$323,973,551	$218,359,033	$372,996,889	$409,838,630	$273,969,893	$311,701,224
Sales	$214,800,492	$301,280,273	$324,911,007	$526,395,407	$416,256,130	$219,546,646	$229,566,099

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals	Retailing	Technology
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$103,137,861	$229,647,305	$276,788,822	$125,416,610	$742,859,110	$141,677,411	$174,577,633
Sales	$124,229,051	$414,752,001	$309,796,049	$136,997,506	$742,814,215	$150,016,154	$194,474,973

	Telecommunications	Transportation	Utilities
	Fund	Fund	Fund

Purchases	$201,474,743	$246,814,580	$362,011,710
Sales	$158,752,731	$257,846,673	$365,311,191
7. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the year ended March 31, 2011, the Funds did not have any outstanding borrowings under this agreement.
8. Acquisition of Security Benefit Corporation
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment advisor (the “Investment Advisor”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Advisor (the “Purchase Transaction”). Guggen-heim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction did not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreement with the Investment Advisor (the “Previous Agreement”). A new investment advisory agreement (“New Agreement”) was approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreement are substantially identical to the Previous Agreement, except with respect to the date of execution.
9. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ Distributor, Rydex Distributors, LLC, a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
10. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which operates under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 151

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of Rydex Series Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund (seventeen of the series constituting the Rydex Series Funds) (the “Funds”) as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
May 26, 2011
152 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)
Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
Of the taxable ordinary income distributions paid during the fiscal year ending March 31, 2011, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying

Banking Fund	100.00%
Basic Materials Fund	100.00%
Consumer Products Fund	25.51%
Energy Fund	100.00%
Financial Services Fund	100.00%
Precious Metals Fund	100.00%
Retailing Fund	100.00%
Telecommunications Fund	100.00%
Utilities Fund	100.00%
Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	% Qualifying

Banking Fund	100.00%
Basic Materials Fund	100.00%
Consumer Products Fund	25.28%
Energy Fund	100.00%
Financial Services Fund	100.00%
Precious Metals Fund	100.00%
Retailing Fund	100.00%
Telecommunications Fund	100.00%
Utilities Fund	68.91%
With respect to the taxable year ended March 31, 2011, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Consumer
Products
Fund

From long-term capital gains, subject to the 15% rate gains category:	$—

From long-term capital gains, using proceeds from shareholder redemptions:	830,046
For the fiscal year ending March 31, 2011, Precious Metals Fund earned gross income derived from foreign sources totaling $815,353. The Precious Metals Fund paid foreign taxes totaling $86,254 for the fiscal year and may pass these taxes through to shareholders, who may be able to claim them as a foreign tax credit. A final determination will be made at the end of the calendar year. The Funds will notify shareholders of amounts for use in preparing 2011 income tax forms in January 2012.
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 153

OTHER INFORMATION (Unaudited) (concluded)
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800 SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600,
Rockville, MD 20850.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
154 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds — 1997	148
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005
Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005
Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003
Principal Occupations During Past Five Years: Owner, Arrow Limousine
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 155

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secre- tary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
156 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Amy J. Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 157

805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RSECF-ANN-2-0311x0312

MARCH 31, 2011

RYDEX SERIES FUNDS ANNUAL REPORT

ALTERNATIVES FUNDS

ALTERNATIVE STRATEGIES ALLOCATION FUND

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

ALTERNATIVE STRATEGIES FUND

LONG SHORT EQUITY STRATEGY FUND

LONG SHORT INTEREST RATE STRATEGY FUND

EMERGING MARKETS 2x STRATEGY FUND

INVERSE EMERGING MARKETS 2x STRATEGY FUND

RYDEX | SGI

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If you have questions about Rydex | SGI e Delivery services, contact one of our Shareholder Service Representatives at 800.820.0888.
This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

U.S. LONG SHORT MOMENTUM FUND	8

ALTERNATIVE STRATEGIES ALLOCATION FUND	18

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND	26

ALTERNATIVE STRATEGIES FUND	32

LONG SHORT EQUITY STRATEGY FUND	38

LONG SHORT INTEREST RATE STRATEGY FUND	44

EMERGING MARKETS 2x STRATEGY FUND	50

INVERSE EMERGING MARKETS 2x STRATEGY FUND	58

NOTES TO FINANCIAL STATEMENTS	64

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	76

OTHER INFORMATION	77

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	79
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER,
The U.S. enjoyed economic recovery through the 12 months ended March 31, 2011, despite the poor housing picture and slow-growing labor market. U.S. stocks emerged from the 2008-09 downturn in early 2010, slowed only at mid-year by European debt problems and the worry that expiration of U.S. government stimulus programs might lead to a double-dip recession. Concern that the recovery was not self-sustaining led the U.S. Federal Reserve (the “Fed”) to undertake a second round of quantitative easing in the last part of 2010 to keep long-term rates low and spur economic growth.
Stocks responded to the infusion of liquidity by rising nearly 25% from the end of August through March 2011, then stumbling after rising prices for oil and many other commodities accompanied concerns that inflation might get out of hand. The market’s 2011 gains proceeded to be wiped out by political unrest in the Mid East, renewed worries about the sovereign debt of peripheral European countries and a devastating earthquake and tsunami in Japan. Investor belief that these situations were under control, however, sparked a rebound that helped broad U.S. market measures finish the first quarter moderately higher, and 15% or more above the levels seen 12 months earlier.
Investors searching for higher yields increasingly took on credit risk over the past 12 months, which was reflected in good performance across most fixed income sectors, particularly investment grade corporate bonds and high-yield bonds. The yield on the benchmark 10-year Treasury has been climbing since last fall, as safe-haven buying subsided except during market shocks like the Japanese earthquake.
The Fed said in March 2011 that the economy was on firmer footing and that the run-up in commodity prices would not lead to a sustained increase in inflation. It stuck with its planned purchase of up to $600 billion in government bonds, slated to end in June 2011, and—as it has since December 2008—left short-term rates unchanged.
Many U.S. investors are preparing for the shift away from the bond-buying strategy, which they anticipate could slow or halt the stock market rally and introduce a period of volatility. Investors in global markets, meanwhile, are increasingly concerned about the potential for soaring food and energy prices to derail global economic recovery.
The accumulation of shocks, ranging from higher oil prices to turmoil in the Mid East to the effects of the natural disaster in Japan, has led to a lowering of global growth forecasts for 2011. These overseas events pounded the U.S. economy in the form of higher fuel prices, supply-chain disruptions and financial market volatility, also leading to downgrades in estimates of U.S. GDP growth for the first quarter and entire year of 2011. Continuing weakness in the housing market is still plaguing economic growth. The March labor market report showed job growth was picking up, but flat growth in wages and higher fuel and food costs kept consumers on edge. Increases in energy and food prices seem not yet to have spilled into broader inflation measures. Consumer spending is growing, although slowly, while corporate profits continue to rise impressively.
Geopolitical events and improving economic conditions have generally pushed commodity prices higher over the past 12 months. In the first quarter of 2011, the price of a barrel of oil rose above $100 for the first time since 2008. The higher price of oil as a production cost caused the prices of many metals to slip in early 2011, aided by a pullback in demand due to the Japanese quake or China’s efforts to slow lending. Gold spent much of the first quarter of 2011 in negative territory, but has turned in a spectacular climb over the past 12 months, closing out the period at a record high of $1,438 an ounce.
2 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)
The dollar gained on the euro in 2010, reflecting concern about Europe’s crisis in sovereign debt, but the rally did not carry over into the first quarter of 2011, even though the Mid East was in turmoil, a nuclear crisis overtook Japan and Portugal was pointing toward default. In fact, the dollar in the first quarter of 2011 lost out to many currency counterparts around the world, gaining only slightly against the yen. Since the trade-weighted index for the U.S. dollar peaked last summer, it has fallen 15%, as investors seemed to fear the deleterious effects of continuous Fed easing.
U.S. economic growth, while not robust, has proven strong enough to overcome some major shocks in the first quarter of 2011. The government stimulus package and quantitative easing program have revived the economy, and optimism is growing that the recovery from the financial crisis and ensuing recession is becoming self-sustaining. The end of Fed easing could signal that the policymakers are comfortable with the strength of the expansion, and believe that house prices and joblessness may be poised to recover. For the rest of 2011, investors face interest rate risk arising from inflationary monetary policy and deteriorating credit quality in the industrialized world. Energy shortages that could put upward pressure on the prices of oil, natural gas and coal pose perhaps the largest risk to economic growth.
At Rydex|SGI, our products are designed to help investors navigate uncertain markets, including hedging or augmenting exposures to the equity or fixed-income markets, or introducing alternative assets and strategies to portfolios for overall diversification1. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer

[1]	Diversification neither assures a profit nor eliminates the risk of experiencing investment losses.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)
Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%—in line with its benchmark. On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%
As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2010 and ending March 31, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	Period[2]

Table 1. Based on actual Fund return[3]

U.S. Long Short Momentum Fund
A-Class	1.71%	16.86%	$1,000.00	$1,168.60	$9.25
C-Class	2.46%	16.42%	1,000.00	1,164.20	13.27
H-Class	1.70%	16.80%	1,000.00	1,168.00	9.19
Alternative Strategies Allocation Fund[5]
A-Class	0.00%	5.24%	1,000.00	1,052.40	—
C-Class	0.75%	4.92%	1,000.00	1,049.20	3.83
H-Class	0.00%	5.29%	1,000.00	1,052.90	—
Event Driven and Distressed Strategies Fund
A-Class	1.89%	8.27%	1,000.00	1,082.70	9.81
C-Class	2.65%	7.87%	1,000.00	1,078.70	13.73
H-Class	1.90%	8.27%	1,000.00	1,082.70	9.87
Institutional Class	1.64%	8.42%	1,000.00	1,084.20	8.52
Alternative Strategies Fund
A-Class	1.89%	2.31%	1,000.00	1,023.10	9.53
C-Class	2.64%	1.96%	1,000.00	1,019.60	13.29
H-Class	1.89%	2.31%	1,000.00	1,023.10	9.53
Institutional Class	1.65%	2.46%	1,000.00	1,024.60	8.33
Long Short Equity Strategy Fund
A-Class	2.35%	6.82%	1,000.00	1,068.20	12.12
C-Class	3.07%	6.45%	1,000.00	1,064.50	15.80
H-Class	2.32%	6.83%	1,000.00	1,068.30	11.96
Institutional Class	2.19%	6.94%	1,000.00	1,069.40	11.30
Long Short Interest Rate Strategy Fund
A-Class	1.54%	(1.64)%	1,000.00	983.60	7.62
C-Class	2.30%	(1.99)%	1,000.00	980.10	11.35
H-Class	1.55%	(1.64)%	1,000.00	983.60	7.67
Institutional Class	1.30%	(1.52)%	1,000.00	984.80	6.43
Emerging Markets 2x Strategy Fund[4]
A-Class	1.73%	7.80%	1,000.00	1,078.00	7.44
C-Class	2.49%	7.32%	1,000.00	1,073.20	10.68
H-Class	1.74%	7.76%	1,000.00	1,077.60	7.48
Inverse Emerging Markets 2x Strategy Fund[4]
A-Class	1.73%	(15.40)%	1,000.00	846.00	6.61
C-Class	2.49%	(14.68)%	1,000.00	853.20	9.54
H-Class	1.74%	(15.40)%	1,000.00	846.00	6.64
6 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	Period[2]

Table 2. Based on hypothetical 5% return (before expenses)

U.S. Long Short Momentum Fund
A-Class	1.71%	5.00%	$1,000.00	$1,016.40	$8.60
C-Class	2.46%	5.00%	1,000.00	1,012.67	12.34
H-Class	1.70%	5.00%	1,000.00	1,016.45	8.55
Alternative Strategies Allocation Fund[5]
A-Class	0.00%	5.00%	1,000.00	1,024.93	—
C-Class	0.75%	5.00%	1,000.00	1,021.19	3.78
H-Class	0.00%	5.00%	1,000.00	1,024.93	—
Event Driven and Distressed Strategies Fund
A-Class	1.89%	5.00%	1,000.00	1,015.51	9.50
C-Class	2.65%	5.00%	1,000.00	1,011.72	13.29
H-Class	1.90%	5.00%	1,000.00	1,015.46	9.55
Institutional Class	1.64%	5.00%	1,000.00	1,016.75	8.25
Alternative Strategies Fund
A-Class	1.89%	5.00%	1,000.00	1,015.51	9.50
C-Class	2.64%	5.00%	1,000.00	1,011.77	13.24
H-Class	1.89%	5.00%	1,000.00	1,015.51	9.50
Institutional Class	1.65%	5.00%	1,000.00	1,016.70	8.30
Long Short Equity Strategy Fund
A-Class	2.35%	5.00%	1,000.00	1,013.21	11.80
C-Class	3.07%	5.00%	1,000.00	1,009.62	15.38
H-Class	2.32%	5.00%	1,000.00	1,013.36	11.65
Institutional Class	2.19%	5.00%	1,000.00	1,014.01	11.00
Long Short Interest Rate Strategy Fund
A-Class	1.54%	5.00%	1,000.00	1,017.25	7.75
C-Class	2.30%	5.00%	1,000.00	1,013.46	11.55
H-Class	1.55%	5.00%	1,000.00	1,017.20	7.80
Institutional Class	1.30%	5.00%	1,000.00	1,018.45	6.54
Emerging Markets 2x Strategy Fund
A-Class	1.73%	5.00%	1,000.00	1,016.31	8.70
C-Class	2.49%	5.00%	1,000.00	1,012.52	12.49
H-Class	1.74%	5.00%	1,000.00	1,016.26	8.75
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.73%	5.00%	1,000.00	1,016.31	8.70
C-Class	2.49%	5.00%	1,000.00	1,012.52	12.49
H-Class	1.74%	5.00%	1,000.00	1,016.26	8.75

[1]	This ratio represents annualized Net Expenses, which includes interest and dividend expense related to securities sold short. Excluding short dividend expense and prime broker interest expense, the operating expense ratio would be:

U.S. Long Short Momentum Fund 0.03%, 0.03%, and 0.02% lower in the A-Class, C-Class and H-Class, respectively; Long Short Equity Strategy Fund 0.46%, 0.43%, 0.43%, and 0.54% lower in the A-Class, C-Class, H-Class and Institutional Class, respectively.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2010 to March 31, 2011.

[4]	Since the commencement of operations: October 29, 2010.

[5]	Excludes expenses of the underlying funds in which the Fund invests.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)
March 31, 2011
U.S. LONG SHORT MOMENTUM FUND
(Formerly, All-Cap Opportunity Fund)
OBJECTIVE: Seeks long-term capital appreciation.
Inception: March 22, 2002
For the one-year period ended March 31, 2011, the U.S. Long Short Momentum Fund H-Class returned 13.38% as opposed to its benchmark, the Russell 3000® Index, which ended the year up 17.41%. The performance differential for the Fund can be attributed to three major sources of relative returns: core momentum strategy, defensive hedge and transaction costs/fees.
After a difficult 2009, the performance of momentum strategies in 2010 was mixed. In contrast to 2009, 12-month momentum signals fared better than three-month signals. The former contributed positively to Fund return but was overwhelmed by losses from the shorter-term signal. The net effect was that the core momentum model trailed the Russell 3000® Index benchmark.
At the end of May 2010, an active hedging model was introduced to the Fund based on the breadth of industry strength. This hedge utilizes S&P 500® Index equity futures to dial down the Fund’s equity exposure when a large number of industries have negative 12-month and three-month price momentum. This hedge was initiated at approximately 8% at the end of May, meaning that the Fund reduced its long equity exposure by 8% and introduced a short equity exposure with a notional value equal to 8% of AUM. The hedge consistently declined in value and ended the year at 3%. These are small hedge ratios relative to the amounts expected to be realized in a downward trending market. However, they did cost the Fund relative performance, as the Russell 3000 Index rallied from the end of May through year end. Transaction costs were relatively low given the high turnover of the momentum strategy. Combined with management fees, these operational costs reduced Fund performance versus the Russell 3000® Index benchmark. Within the Fund, large overweights of Internet & Catalog Retail and Auto Components contributed positively to benchmark relative return. Among the biggest detractors from relative performance were allocations to Internet Software and Metals & Mining industries.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	March 22, 2002
H-Class	March 22, 2002

Ten Largest Holdings
(% of Total Net Assets)

Amazon.com, Inc.	2.8%
General Electric Co.	2.5%
Siemens AG ADR	2.0%
Priceline.com, Inc.	1.8%
Schlumberger, Ltd.	1.7%
Johnson Controls, Inc.	1.7%
Fastenal Co.	1.5%
3M Co.	1.4%
WW Grainger, Inc.	1.4%
Caterpillar, Inc.	1.4%

Top Ten Total	18.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
8 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class						C-Class
	(03/31/04)						(03/22/02)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

U.S. LONG SHORT MOMENTUM FUND	13.42%	8.02%	2.06%	1.06%	5.96%	5.22%	12.49%	11.49%	1.30%	4.35%
S&P 500 INDEX	15.65%	15.65%	2.62%	2.62%	4.45%	4.45%	15.65%	15.65%	2.62%	3.61%
RUSSELL 3000 INDEX	17.41%	17.41%	2.98%	2.98%	5.12%	5.12%	17.41%	17.41%	2.98%	4.41%

	H-Class
	(03/22/02)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

U.S. LONG SHORT MOMENTUM FUND	13.38%	2.07%	5.13%
S&P 500 INDEX	15.65%	2.62%	3.61%
RUSSELL 3000 INDEX	17.41%	2.98%	4.41%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the Russell 3000 Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS	March 31, 2011

U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

COMMON STOCKS† - 97.5%

INDUSTRIALS - 48.5%
General Electric Co.	200,480	$4,019,624
Siemens AG ADR	23,740	3,260,452
Fastenal Co.	36,550	2,369,537
3M Co.	25,100	2,346,850
WW Grainger, Inc.	16,230	2,234,546
Caterpillar, Inc.	19,990	2,225,886
Fluor Corp.	29,370	2,163,394
Deere & Co.	17,210	1,667,477
Jacobs Engineering Group, Inc.*	29,850	1,535,186
KBR, Inc.	40,220	1,519,109
Masco Corp.	106,420	1,481,366
Danaher Corp.	28,090	1,457,871
Owens Corning*	39,980	1,438,880
Quanta Services, Inc.*	58,590	1,314,174
MSC Industrial Direct Co. — Class A	18,910	1,294,768
WESCO International, Inc.*	20,690	1,293,125
Tyco International Ltd.	28,480	1,275,050
United Rentals, Inc.*	38,150	1,269,632
Chicago Bridge & Iron Company N.V.	31,010	1,260,867
Illinois Tool Works, Inc.	23,220	1,247,378
URS Corp.*	25,420	1,170,591
Cummins, Inc.	10,620	1,164,164
Union Pacific Corp.	11,700	1,150,461
RSC Holdings, Inc.*	79,540	1,143,785
Lennox International, Inc.	21,190	1,114,170
Armstrong World Industries, Inc.	23,310	1,078,554
Eaton Corp.	19,360	1,073,318
Textainer Group Holdings Ltd.	28,840	1,071,694
Watsco, Inc.	14,880	1,037,285
Aecom Technology Corp.*	37,330	1,035,161
Shaw Group, Inc.*	28,550	1,010,956
GATX Corp.	25,990	1,004,773
PACCAR, Inc.	19,130	1,001,455
Canadian National Railway Co.	13,010	979,263
Parker Hannifin Corp.	10,310	976,151
Ingersoll-Rand plc	20,200	975,862
CSX Corp.	11,330	890,538
AO Smith Corp.	20,030	888,130
Dover Corp.	13,370	878,944
MasTec, Inc.*	41,630	865,904
Applied Industrial Technologies, Inc.	25,690	854,449
EMCOR Group, Inc.*	27,560	853,533
Norfolk Southern Corp.	12,170	843,016
USG Corp.*	49,920	831,667
TAL International Group, Inc.	22,600	819,702
CNH Global N.V.	16,730	812,242
Joy Global, Inc.	8,160	806,290
Textron, Inc.	28,730	786,915
Beacon Roofing Supply, Inc.*	37,120	759,846
Aircastle Ltd.	62,730	757,151
Kaman Corp.	21,300	749,760
Simpson Manufacturing Company, Inc.	25,280	744,749
Pall Corp.	11,770	678,070
Flowserve Corp.	5,240	674,912
Tutor Perini Corp.	26,730	651,143
Granite Construction, Inc.	21,460	603,026
Griffon Corp.*	44,200	580,346
Insituform Technologies, Inc. — Class A*	21,420	572,985
Interline Brands, Inc.*	27,650	564,060
Quanex Building Products Corp.	28,230	554,155
Bucyrus International, Inc. — Class A	6,040	552,358
Trex Company, Inc.*	15,920	519,310
Universal Forest Products, Inc.	14,120	517,498
Carlisle Companies, Inc.	11,070	493,168
Ameron International Corp.	6,990	487,832
Dycom Industries, Inc.*	27,820	482,399
Layne Christensen Co.*	13,720	473,340
Hertz Global Holdings, Inc.*	27,200	425,136
Kansas City Southern*	7,270	395,852
J.B. Hunt Transport Services, Inc.	8,630	391,975
Apogee Enterprises, Inc.	28,510	376,047
Raven Industries, Inc.	5,160	316,927
NCI Building Systems, Inc.*	23,660	299,772
Ryder System, Inc.	5,300	268,180
Genesee & Wyoming, Inc. — Class A*	4,330	252,006
Landstar System, Inc.	5,400	246,672
Con-way, Inc.	6,210	243,991
Old Dominion Freight Line, Inc.*	6,660	233,699
Dollar Thrifty Automotive Group, Inc.*	3,460	230,886
Avis Budget Group, Inc.*	12,870	230,502
Amerco, Inc.*	133	12,901

Total Industrials		79,134,799

CONSUMER DISCRETIONARY - 23.0%
Amazon.com, Inc.*	25,311	4,559,271
Priceline.com, Inc.*	5,662	2,867,463
Johnson Controls, Inc.	66,920	2,781,864
Netflix, Inc.*	8,980	2,131,223
BorgWarner, Inc.*	21,760	1,734,054
Magna International, Inc. — Class A	35,240	1,688,348
Liberty Media Corp — Interactive*	96,522	1,548,213
TRW Automotive Holdings Corp.*	24,760	1,363,781
Autoliv, Inc.	17,060	1,266,364
Gentex Corp.	40,750	1,232,688

10 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2011

U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

Expedia, Inc.	54,203	$1,228,240
Goodyear Tire & Rubber Co.*	74,830	1,120,953
Lear Corporation	22,680	1,108,372
Federal-Mogul Corp.*	37,420	931,758
Tenneco, Inc.*	20,940	888,903
NIKE, Inc. — Class B	11,260	852,382
Dana Holding Corp.*	48,060	835,763
Shutterfly, Inc.*	14,202	743,617
HSN, Inc.*	22,104	707,991
Cooper Tire & Rubber Co.	26,680	687,010
Coach, Inc.	11,890	618,756
American Axle & Manufacturing Holdings, Inc.*	41,800	526,262
VF Corp.	5,300	522,209
Modine Manufacturing Co.*	28,710	463,379
Polo Ralph Lauren Corp. — Class A	3,620	447,613
Blue Nile, Inc.*	8,126	438,723
Iconix Brand Group, Inc.*	19,620	421,438
Fossil, Inc.*	4,170	390,521
Phillips-Van Heusen Corp.	5,110	332,303
Fuel Systems Solutions, Inc.*	9,980	301,196
Overstock.com, Inc.*	18,867	296,589
PetMed Express, Inc.	18,540	294,044
Deckers Outdoor Corp.*	3,360	289,464
NutriSystem, Inc.	18,198	263,689
Hanesbrands, Inc.*	9,500	256,880
Under Armour, Inc. — Class A*	3,740	254,507
Warnaco Group, Inc.*	4,360	249,348
Columbia Sportswear Co.	3,790	225,202
CROCS, Inc.*	12,240	218,362
Wolverine World Wide, Inc.	5,780	215,478
Carter’s, Inc.*	7,120	203,846
Vitacost.com, Inc.*,††,1	34,500	17,250

Total Consumer Discretionary		37,525,317

ENERGY - 15.1%
Schlumberger Ltd.	30,620	2,855,621
Halliburton Co.	35,660	1,777,294
Baker Hughes, Inc.	21,270	1,561,856
National Oilwell Varco, Inc.	18,890	1,497,410
Tenaris S.A. ADR	26,430	1,307,228
Transocean Ltd.*	15,690	1,223,036
Exxon Mobil Corp.	11,750	988,527
Weatherford International Ltd.*	43,360	979,936
Cameron International Corp.*	16,190	924,449
Noble Corp.	19,120	872,254
FMC Technologies, Inc.*	8,740	825,755
Diamond Offshore Drilling, Inc.	10,340	803,418
Nabors Industries Ltd.*	25,990	789,576
Helmerich & Payne, Inc.	10,870	746,660
Pride International, Inc.*	16,830	722,849
Chevron Corp.	6,580	706,889
McDermott International, Inc.*	26,120	663,187
Petroleo Brasileiro S.A. ADR	14,600	590,278
Total S.A. ADR	9,530	581,044
BP plc ADR	12,510	552,191
Royal Dutch Shell plc ADR	7,530	548,636
ConocoPhillips	6,510	519,889
Occidental Petroleum Corp.	4,290	448,262
Canadian Natural Resources Ltd.	7,190	355,402
Apache Corp.	2,640	345,629
Anadarko Petroleum Corp.	3,780	309,658
Marathon Oil Corp.	5,690	303,334
Devon Energy Corp.	3,240	297,335
EOG Resources, Inc.	2,310	273,758
Hess Corp.	3,080	262,447

Total Energy		24,633,808

UTILITIES - 4.3%
Oneok, Inc.	12,410	829,981
National Fuel Gas Co.	10,440	772,560
Energen Corp.	10,470	660,867
UGI Corp.	18,110	595,819
AGL Resources, Inc.	13,710	546,206
Questar Corp.	31,200	544,440
Atmos Energy Corp.	15,910	542,531
Nicor, Inc.	8,980	482,226
Piedmont Natural Gas Company, Inc.	15,080	457,678
WGL Holdings, Inc.	11,210	437,190
New Jersey Resources Corp.	9,620	413,179
Southwest Gas Corp.	10,590	412,692
Northwest Natural Gas Co.	7,330	338,133

Total Utilities		7,033,502

HEALTH CARE - 3.7%
Cerner Corp.*	14,240	1,583,488
Allscripts Healthcare Solutions, Inc.*	49,290	1,034,597
SXC Health Solutions Corporation*	17,800	975,440
Athenahealth, Inc.*	14,480	653,483
Emdeon, Inc. — Class A*	36,354	585,663
Medidata Solutions, Inc.*	16,170	413,467
MedAssets, Inc.*	22,904	349,744
Quality Systems, Inc.	4,045	337,110
Computer Programs & Systems, Inc.	447	28,733

Total Health Care		5,961,725

FINANCIALS - 2.9%
Brookfield Asset Management, Inc. — Class A	39,980	1,297,751
Brookfield Properties Corp.	48,190	853,927
CB Richard Ellis Group, Inc. — Class A*	31,690	846,123

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2011

U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

Forestar Group, Inc.*	32,410	$616,438
Jones Lang LaSalle, Inc.	5,940	592,456
Forest City Enterprises, Inc. — Class A*	24,460	460,582
China Housing & Land Development, Inc.*	38,570	75,404

Total Financials		4,742,681

Total Common Stocks (Cost $136,468,931)		159,031,832

Total Investments - 97.5% (Cost $136,468,931)		$159,031,832

Cash & Other Assets, Less Liabilities - 2.5%		4,009,356

Total Net Assets - 100.0%		$163,041,188

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $396,375)	6	$(6,023)

*	Non-income producing security.

†	Value determined based on Level 1 inputs, except as noted — See Note 7.

††	Value determined based on Level 3 inputs — See Note 7.

[1]	Illiquid security.

ADR —	American Depositary Receipt

plc —	Public Limited Company

12 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

U.S. LONG SHORT MOMENTUM FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$159,031,832
Segregated cash with broker	324,000
Cash	23,065

Receivables:
Variation margin	7,851
Securities sold	17,772,323
Fund shares sold	69,239
Dividends	115,704

Total assets	177,344,014

Liabilities:
Line of credit borrowings	815,000
Payable for:
Securities purchased	12,778,527
Fund shares redeemed	353,125
Management fees	122,396
Custodian fees	4,200
Transfer agent/maintenance fees	33,999
Distribution and service fees	65,598
Portfolio accounting fees	13,599
Licensing fees	2,122
Other	114,260

Total liabilities	14,302,826

Net assets	$163,041,188

Net assets consist of:
Paid in capital	$224,514,658
Accumulated net investment loss	(150,484)
Accumulated net realized loss on investments	(83,879,864)
Net unrealized appreciation on investments	22,556,878

Net assets	$163,041,188

A-Class:
Net assets	$25,447,237
Capital shares outstanding	1,782,560
Net asset value per share	$14.28

Maximum offering price per share*	$14.99

C-Class:
Net assets	$50,381,470
Capital shares outstanding	3,778,902
Net asset value per share	$13.33

H-Class:
Net assets	$87,212,481
Capital shares outstanding	6,089,267
Net asset value per share	$14.32

Investments, at cost	$136,468,931

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding tax of $32,369)	$2,362,096
Interest	8,283

Total investment income	2,370,379

Expenses:
Management fees	1,546,882
Transfer agent and administrative fees	429,689
Distribution and service fees:
A-Class	73,421
C-Class	541,342
H-Class	220,933
Portfolio accounting fees	171,874
Trustees’ fees**	18,676
Short sales dividend expense	13,587
Prime broker interest expense	4,829
Miscellaneous	311,912

Total expenses	3,333,145

Net investment loss	(962,766)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	24,726,929
Futures contracts	(2,380,442)
Securities sold short	(1,071,051)

Net realized gain	21,275,436

Net change in unrealized appreciation (depreciation) on:
Investments	(1,826,401)
Futures contracts	(6,023)

Net change in unrealized appreciation (depreciation)	(1,832,424)

Net realized and unrealized gain	19,443,012

Net increase in net assets resulting from operations	$18,480,246

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 13

U.S. LONG SHORT MOMENTUM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(962,766)	$(1,691,200)
Net realized gain on investments	21,275,436	49,744,867
Net change in unrealized appreciation (depreciation) on investments	(1,832,424)	22,166,738

Net increase in net assets resulting from operations	18,480,246	70,220,405

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	7,048,585	16,336,174
C-Class	3,608,855	7,596,790
H-Class	38,536,319	42,371,395
Redemption fees collected
A-Class	1,640	3,166
C-lass	3,071	5,697
H-Class	4,901	7,927
Cost of shares redeemed
A-Class	(21,035,067)	(25,309,254)
C-Class	(23,551,234)	(23,736,570)
H-Class	(60,622,746)	(52,726,299)

Net decrease from capital share transactions	(56,005,676)	(35,450,974)

Net increase (decrease) in net assets	(37,525,430)	34,769,431
Net assets:
Beginning of year	200,566,618	165,797,187

End of year	$163,041,188	$200,566,618

Accumulated net investment loss at end of year	$(150,484)	$—

Capital share activity:
Shares sold
A-Class	571,914	1,495,974
C-Class	306,995	718,311
H-Class	3,071,070	3,958,395
Shares redeemed
A-Class	(1,666,394)	(2,322,899)
C-Class	(2,006,910)	(2,312,679)
H-Class	(4,850,644)	(4,887,679)

Net decrease in shares	(4,573,969)	(3,350,577)

See Notes to Financial Statements.
14 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

U.S. LONG SHORT MOMENTUM FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.59	$8.62	$13.45	$14.08	$14.15

Income (loss) from investment operations:
Net investment income (loss)[a]	(.04)	(.07)	.01	(.01)	(.01)
Net gain (loss) on investments (realized and unrealized)	1.73	4.04	(4.84)	.30	.38

Total from investment operations	1.69	3.97	(4.83)	.29	.37

Less distributions from:
Net realized gains	—	—	—	(.93)	(.44)

Total distributions	—	—	—	(.93)	(.44)

Redemption fees collected	— [b]	— [b]	— [b]	.01	— [b]

Net asset value, end of period	$14.28	$12.59	$8.62	$13.45	$14.08

Total Return[c]	13.42%	46.06%	(35.91%)	1.50%	2.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,447	$36,231	$31,925	$49,148	$39,804

Ratios to average net assets:
Net investment income (loss)	(0.33%)	(0.62%)	0.13%	(0.08%)	(0.09%)
Total expenses	1.71%	1.68%	1.69%	1.65%	1.64%
Operating expenses[d]	1.69%	1.68%	1.69%	1.65%	1.64%

Portfolio turnover rate	231%	375%	528%	278%	373%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$11.85	$8.17	$12.85	$13.58	$13.76

Income (loss) from investment operations:
Net investment loss[a]	(.13)	(.14)	(.07)	(.12)	(.11)
Net gain (loss) on investments (realized and unrealized)	1.61	3.82	(4.61)	.31	.37

Total from investment operations	1.48	3.68	(4.68)	.19	.26

Less distributions from:
Net realized gains	—	—	—	(.93)	(.44)

Total distributions	—	—	—	(.93)	(.44)

Redemption fees collected	— [b]	— [b]	— [b]	.01	— [b]

Net asset value, end of period	$13.33	$11.85	$8.17	$12.85	$13.58

Total Return[c]	12.49%	45.04%	(36.42%)	$0.81%	$2.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,381	$64,918	$57,792	115,136	118,422

Ratios to average net assets:
Net investment loss	(1.08%)	(1.37%)	(0.66%)	(0.80%)	(0.86%)
Total expenses	2.46%	2.43%	2.44%	2.41%	2.39%
Operating expenses[d]	2.44%	2.43%	2.44%	2.41%	2.39%

Portfolio turnover rate	231%	375%	528%	278%	373%
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 15

U.S. LONG SHORT MOMENTUM FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$12.63	$8.65	$13.49	$14.12	$14.18

Income (loss) from investment operations:
Net investment loss[a]	(.04)	(.07)	— [b]	(.02)	(.02)
Net gain (loss) on investments (realized and unrealized)	1.73	4.05	(4.84)	.31	.40

Total from investment operations	1.69	3.98	(4.84)	.29	.38

Less distributions from:
Net realized gains	—	—	—	(.93)	(.44)

Total distributions	—	—	—	(.93)	(.44)

Redemption fees collected	— [b]	— [b]	— [b]	.01	— [b]

Net asset value, end of period	$14.32	$12.63	$8.65	$13.49	$14.12

Total Return[c]	13.38%	46.01%	(35.88%)	1.50%	2.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$87,212	$99,418	$76,080	$178,949	$140,774

Ratios to average net assets:
Net investment loss	(0.31%)	(0.63%)	(0.01%)	(0.13%)	(0.16%)
Total expenses	1.70%	1.68%	1.68%	1.65%	1.65%
Operating expenses[d]	1.69%	1.68%	1.68%	1.65%	1.65%

Portfolio turnover rate	231%	375%	528%	278%	373%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[b]	Less than $0.01 per share.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Operating expenses exclude interest and dividend expense from securities sold short.
16 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
ALTERNATIVE STRATEGIES ALLOCATION FUND
OBJECTIVE: Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.
Inception: March 7, 2008
The Fed was the dominant force in the market for the past 12 months. The year 2010 began with the break out of the sovereign debt crisis in Europe, and equity markets fell off on the news. After a brief recovery during earnings season, the markets were reminded of the European crisis and fell off again. However, the Fed’s announcement of its second quantitative easing policy changed the market sentiment. Beginning in late August, sentiment moved to risk-on. In the meantime, macroeconomic numbers showed the economy was improving. Despite the emergence of the Ireland crisis and the crisis in other European countries still lingering, the equity and commodities markets ignored these developments, and more than covered the losses from earlier in the year. Short-term bond yields late in the year touched record-low levels. Alternative investment strategies did not shine in this environment, and some momentum strategies that were designed to capture the trend quicker actually lost money in the market swings. The economy continued its slow recovery in the first quarter of 2011, as equity markets benefited from extensive liquidity.
The Alternative Strategies Allocation Fund H-Class returned 2.26%. Equities, as represented by the S&P 500® Index, returned 15.65%. The Barclays Capital U.S. Aggregate Bond Index rose 5.12%. In the whole period, the Long/Short Commodities Strategy Fund, Event Driven and Distressed Strategies Fund, and Long Short Equity Strategy Fund were the largest contributors to Fund performance. Equity Market Neutral Fund, Managed Futures Strategy Fund and PowerShares DB G10 Currency Harvest Fund contributed the least to performance.
Derivatives in the Fund are used to provide broad index exposure and liquidity. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
Alternative Strategies Allocation Fund
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 7, 2008
C-Class	March 7, 2008
H-Class	March 7, 2008

Ten Largest Holdings
(% of Total Net Assets)

RSF — Managed Futures Strategy Fund[1]	18.5%
RSF — Long Short Interest Rate Strategy Fund[1]	14.9%
RSF — Multi-Hedge Strategies Fund[1]	11.9%
RSF — Long/Short Commodities Strategy Fund[1]	11.5%
RSF — Event Driven and Distressed Strategies Fund[1]	11.4%
RSF — Alternative Strategies Fund[1]	11.3%
RSF — Long Short Equity Strategy Fund[1]	8.4%
PowerShares DB G10 Currency Harvest Fund	3.8%
RSF — Real Estate Fund[1]	3.5%
RSF — Commodities Strategy Fund[1]	3.4%

Top Ten Total	98.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments

[1]	Class A shares
18 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class				C-Class
	(03/07/08)				(03/07/08)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION

ALTERNATIVE STRATEGIES ALLOCATION FUND	2.21%	-2.66%	-5.41%	-6.90%	1.49%	0.49%	-6.10%
S&P 500 INDEX	15.65%	15.65%	3.09%	3.09%	15.65%	15.65%	3.09%
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX	5.12%	5.12%	5.67%	5.67%	5.12%	5.12%	5.67%

	H-Class
	(03/07/08)
	ONE	SINCE
	YEAR	INCEPTION

ALTERNATIVE STRATEGIES ALLOCATION FUND	2.26%	-5.41%
S&P 500 INDEX	15.65%	3.09%
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX	5.12%	5.67%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS	March 31, 2011
ALTERNATIVE STRATEGIES ALLOCATION FUND

	Shares	Value

CURRENCY EXCHANGE TRADED FUND† - 3.8%
PowerShares DB G10 Currency Harvest Fund	32,644	$795,208

Total Currency Exchange Traded Fund (Cost $660,449)		795,208

MUTUAL FUNDS†,1 - 94.8%
RSF — Managed Futures Strategy Fund*	145,795	3,850,450
RSF — Long Short Interest Rate Strategy Fund*	124,159	3,100,249
RSF — Multi-Hedge Strategies Fund*	112,812	2,468,319
RSF — Long/Short Commodities Strategy Fund	87,062	2,382,010
RSF — Event Driven and Distressed Strategies Fund*	88,315	2,372,139
RSF — Alternative Strategies Fund*	92,510	2,356,225
RSF — Long Short Equity Strategy Fund*	65,860	1,748,585
RSF — Real Estate Fund	24,677	717,114
RSF — Commodities Strategy Fund*	36,644	707,954

Total Mutual Funds (Cost $18,518,434)		19,703,045

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 1.5%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$314,033	314,033

Total Repurchase Agreement (Cost $314,033)		314,033

Total Investments - 100.1% (Cost $19,492,916)		$20,812,286

Liabilities, Less Cash & Other Assets - (0.1)%		(22,200)

Total Net Assets - 100.0%		$20,790,086

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	A—Class shares of Affiliated security.

[2]	Repurchase Agreement — See Note 6.

RSF — Rydex Series Funds

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $594,563)	9	$9,011
June 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $583,164)	5	(5,789)

(Total Aggregate Value of Contracts $1,177,727)		$3,222

FUTURES CONTRACTS SOLD SHORT†
June 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $590,205)	7	$(6,659)

See Notes to Financial Statements.
20 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ALTERNATIVE STRATEGIES ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments in unaffiliated issuers, at value	$795,208
Investments in affiliated issuers, at value	19,703,045
Repurchase agreements, at value	314,033

Total investments	20,812,286

Segregated cash with broker	20,931

Receivables:
Variation margin	1,013
Fund shares sold	3,220

Total assets	20,837,450

Liabilities:
Payable for:
Fund shares redeemed	45,188
Distribution and service fees	2,176

Total liabilities	47,364

Net assets	$20,790,086

Net assets consist of:
Paid in capital	$28,203,059
Undistributed net investment income	225,866
Accumulated net realized loss on investments	(8,954,772)
Net unrealized appreciation on investments	1,315,933

Net assets	$20,790,086

A-Class:
Net assets	$3,257,045
Capital shares outstanding	160,885
Net asset value per share	$20.24

Maximum offering price per share*	$21.25

C-Class:
Net assets	$3,406,965
Capital shares outstanding	172,256
Net asset value per share	$19.78

H-Class:
Net assets	$14,126,076
Capital shares outstanding	697,805
Net asset value per share	$20.24

Investments in unaffiliated issuers, at cost	$660,449
Investments in affiliated issuers, at cost	18,518,434
Repurchase agreements, at cost	314,033

Total cost	$19,492,916

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends from affiliated issuers	$204,112
Interest	354

Total investment income	204,466

Expenses:
Distribution and service fees:
C-Class	35,385
Miscellaneous	680

Total expenses	36,065

Net investment income	168,401

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(280,840)
Investments in affiliated issuers	(1,367,640)
Realized gain distributions received from affiliated issuers	382,189
Futures contracts	12,379

Net realized loss	(1,253,912)

Net change in unrealized appreciation (depreciation) on:
Investments	1,321,897
Futures contracts	(3,437)

Net change in unrealized appreciation (depreciation)	1,318,460

Net realized and unrealized gain	64,548

Net increase in net assets resulting from operations	$232,949

See Notes to Financial Statements.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 21

ALTERNATIVE STRATEGIES ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$168,401	$(45,512)
Net realized loss on investments	(1,253,912)	(769,516)
Net change in unrealized appreciation (depreciation) on investments	1,318,460	2,196,621

Net increase in net assets resulting from operations	232,949	1,381,593

Distributions to shareholders from:
Net investment income
A-Class	(28,424)[a]	—
C-Class	(26,948)[a]	—
H-Class	(106,353)[a]	—
Net realized gains
A-Class	(44,683)[a]	—
C-Class	(42,363)[a]	—
H-Class	(167,188)[a]	—

Total distributions to shareholders	(415,959)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	1,435,110	2,960,895
C-Class	812,636	3,011,663
H-Class	6,506,749	16,931,859
Redemption fees collected
A-Class	54	1,867
C-Class	68	3,336
H-Class	209	9,800
Distributions reinvested
A-Class	65,586	—
C-Class	66,099	—
H-Class	140,841	—
Cost of shares redeemed
A-Class	(2,710,954)	(4,545,011)
C-Class	(4,349,793)	(4,063,013)
H-Class	(11,518,009)	(17,262,772)

Net decrease from capital share transactions	(9,551,404)	(2,951,376)

Net decrease in net assets	(9,734,414)	(1,569,783)
Net assets:
Beginning of year	30,524,500	32,094,283

End of year	$20,790,086	$30,524,500

Undistributed net investment income at end of year	$225,866	$191,922

Capital share activity:
Shares sold
A-Class	72,012	147,132
C-Class	41,750	151,348
H-Class	330,334	842,841
Shares issued from reinvestment of distributions
A-Class	3,316	—
C-Class	3,412	—
H-Class	7,120	—
Shares redeemed
A-Class	(137,310)	(225,223)
C-Class	(224,330)	(204,224)
H-Class	(585,220)	(856,182)

Net decrease in shares	(488,916)	(144,308)

[a]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

22 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

ALTERNATIVE STRATEGIES ALLOCATION FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

				Period
	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008[a,b]

Per Share Data
Net asset value, beginning of period	$20.16	$19.33	$24.84	$25.00

Income (loss) from investment operations:
Net investment income[c]	.17	— [d]	.62	— [d]
Net gain (loss) on investments (realized and unrealized)	.27	.82	(5.69)	(.16)

Total from investment operations	.44	.82	(5.07)	(.16)

Less distributions from:
Net investment income	(.14)[e]	—	(.44)[e]	—
Net realized gains	(.22)[e]	—	(.03)[e]	—

Total distributions	(.36)	—	(.47)	—

Redemption fees collected	— [d]	.01	.03	— [d]

Net asset value, end of period	$20.24	$20.16	$19.33	$24.84

Total Return[g]	2.21%	4.29%	(20.39%)	(0.64%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,257	$4,492	$5,816	$1,121

Ratios to average net assets:
Net investment income	0.85%	0.16%	2.82%	0.16%
Total expenses[h]	— [f]	— [f]	— [f]	—

Portfolio turnover rate	123%	79%	88%	—

				Period
	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008[a,b]

Per Share Data
Net asset value, beginning of period	$19.85	$19.17	$24.83	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.01	(.14)	.39	(.01)
Net gain (loss) on investments (realized and unrealized)	.28	.81	(5.60)	(.16)

Total from investment operations	.29	.67	(5.21)	(.17)

Less distributions from:
Net investment income	(.14)[e]	—	(.44)[e]	—
Net realized gains	(.22)[e]	—	(.03)[e]	—

Total distributions	(.36)	—	(.47)	—

Redemption fees collected	— [d]	.01	.02	— [d]

Net asset value, end of period	$19.78	$19.85	$19.17	$24.83

Total Return[g]	1.49%	3.55%	(21.00%)	(0.68%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,407	$6,975	$7,750	$152

Ratios to average net assets:
Net investment income (loss)	0.04%	(0.58%)	1.77%	(0.56%)
Total expenses[h]	0.75%	0.75%	0.75%	0.68%

Portfolio turnover rate	123%	79%	88%	—
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 23

ALTERNATIVE STRATEGIES ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

				Period
	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008[a,b]

Per Share Data
Net asset value, beginning of period	$20.15	$19.32	$24.84	$25.00

Income (loss) from investment operations:
Net investment income[c]	.16	.01	.56	— [d]
Net gain (loss) on investments (realized and unrealized)	.29	.81	(5.63)	(.16)

Total from investment operations	.45	.82	(5.07)	(.16)

Less distributions from:
Net investment income	(.14)[e]	—	(.44)[e]	—
Net realized gains	(.22)[e]	—	(.03)[e]	—

Total distributions	(.36)	—	(.47)	—

Redemption fees collected	— [d]	.01	.02	— [d]

Net asset value, end of period	$20.24	$20.15	$19.32	$24.84

Total Return[g]	2.26%	4.30%	(20.43%)	(0.64%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,126	$19,057	$18,528	$3,893

Ratios to average net assets:
Net investment income	0.79%	0.19%	2.55%	0.12%
Total expenses[h]	— [f]	— [f]	— [f]	—

Portfolio turnover rate	123%	79%	88%	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: March 7, 2008

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Less than $0.01 per share.

[e]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[f]	Less than 0.01%.

[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[h]	Does not include expenses of the underlying funds in which the Fund invests.
24 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 25

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
OBJECTIVE: Seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the universe of event driven hedge funds (i.e., funds that seek to profit from the potential mispricings of securities in connection with specific corporate or market events). The Fund’s current benchmark is the Credit Suisse Event Driven Liquid Index (the “Underlying Index”).
Inception: June 30, 2010
The Fund was opened on June 30, 2010. The Event Driven and Distressed Strategies Fund H-Class performed strongly and was up 16.24% in the nine-month period from its inception through March 31, 2011. Its benchmark, the Credit Suisse Event Driven Liquid Index, returned 16.74% over the same period.
The Fund gains exposure to event driven and distressed situations through various exposures, such as merger arbitrage, high yield, equities and volatility. During the period, the Fund used derivatives, such as swaps, as the primary instrument to gain exposure to these factors. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
The main drivers of performance were from equity and high yield exposures. Equity exposures, through small cap equities and stocks of high yield companies, contributed more than 7% of the return during the period. High yield exposures, through high yield bonds and credit spreads, contributed just under 7% of the return. Merger arbitrage exposure added almost 3% of the return. There was no exposure to market volatility during the period.
Performance displayed represents past performance which is no guarantee of future results
Holdings Diversification (Market Exposure as % of Net Assets)

Event Driven and	Credit Suisse Event
Distressed Strategies Fund	Driven Liquid Index
“Holdings Diversification (Market Exposure as % of Net Assets)”
Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010
The Fund invests principally in derivative investments such as index swap agreements.
26 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class		C-Class		H-Class	Institutional Class
	(06/30/10)		(06/30/10)		(06/30/10)	(06/30/10)
	SINCE	SINCE	SINCE	SINCE	SINCE	SINCE
	INCEPTION	INCEPTION*	INCEPTION	INCEPTION**	INCEPTION	INCEPTION

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND	16.24%	10.71%	15.46%	14.46%	16.24%	16.45%
S&P 500 INDEX	30.56%	30.56%	30.56%	30.56%	30.56%	30.56%
CREDIT SUISSE EVENT DRIVEN LIQUID INDEX	16.74%	16.74%	16.74%	16.74%	16.74%	16.74%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the Credit Suisse Event Driven Liquid Index are unmanaged indicies and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class and Institutional Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS	March 31, 2011

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES† - 41.1%
Freddie Mac[1]
0.35% due 06/21/11	$3,000,000	$2,999,394
0.22% due 01/18/12	3,000,000	2,994,900
Farmer Mac[2]
0.36% due 05/31/11	2,000,000	1,999,834
Fannie Mae[1]
0.20% due 05/02/11	1,000,000	999,957

Total Federal Agency Discount Notes (Cost $8,990,912)		8,994,085

REPURCHASE AGREEMENTS†,3 - 58.4%
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	6,110,375	6,110,375
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11[4]	4,009,425	4,009,425
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	2,266,036	2,266,036
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	407,358	407,358

Total Repurchase Agreements (Cost $12,793,194)		12,793,194

Total Investments - 99.5% (Cost $21,784,106)		$21,787,279

Other Assets, Less Liabilities - 0.5%		111,547

Total Net Assets - 100.0%		$21,898,826

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS†
Credit Suisse Capital LLC
Russell 2000 April 2011 Index Swap, Terminating 04/28/11[5] (Notional Value $4,703,738)	5,576	$111,924
Credit Suisse Capital LLC
April 2011 Credit Suisse Merger Arbitrage Liquid Index Swap, Terminating 04/28/11[6] (Notional Value $5,850,905)	5,220	28,419
Credit Suisse Capital LLC
April 2011 Leveraged Equity Index (Custom Credit Suisse Index) Swap, Terminating 04/28/11[7] (Notional Value $1,664,158)	924	17,297

(Total Notional Value $12,218,801)		$157,640

CORPORATE BOND INDEX SWAP AGREEMENT†
Credit Suisse Capital LLC
April 2011 iShares iBoxx High Yield Corporate Bond Fund Index Swap, Terminating 04/28/11[8] (Notional Value $6,604,907)	71,824	$12,028

†	Value determined based on Level 2 inputs — See Note 7.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 6.

[4]	All or a portion of this security is pledged as swap collateral at March 31, 2011.

[5]	Total Return based on Russell 2000 Index +/– financing at a variable rate.

[6]	Total Return based on Credit Suisse Merger Arbitrage Liquid Index +/– financing at a variable rate.

[7]	Total Return based on Leveraged Equity Index (Custom Credit Suisse Index) +/– financing at a variable rate.

[8]	Total Return based on iShares iBoxx High Yield Corporate Bond Fund Index +/– financing at a variable rate.

28 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$8,994,085
Repurchase agreements, at value	12,793,194

Total investments	21,787,279
Unrealized appreciation on swap agreements	169,668
Receivables:
Fund shares sold	77
Interest	22
Other	2,152

Total assets	21,959,198

Liabilities:
Payable for:
Fund shares redeemed	10,000
Management fees	13,544
Custodian fees	422
Transfer agent/maintenance fees	3,762
Distribution and service fees	4,592
Portfolio accounting fees	1,505
Licensing fees	20,147
Other	6,400

Total liabilities	60,372

Net assets	$21,898,826

Net assets consist of:
Paid in capital	$21,365,462
Undistributed net investment income	—
Accumulated net realized gain on investments	360,523
Net unrealized appreciation on investments	172,841

Net assets	$21,898,826

A-Class:
Net assets	$11,590,588
Capital shares outstanding	431,553
Net asset value per share	$26.86

Maximum offering price per share*	$28.20

C-Class:
Net assets	$1,362,966
Capital shares outstanding	51,114
Net asset value per share	$26.67

H-Class:
Net assets	$8,886,159
Capital shares outstanding	330,864
Net asset value per share	$26.86

Institutional Class:
Net assets	$59,113
Capital shares outstanding	2,197
Net asset value per share	$26.91

Investments, at cost	$8,990,912
Repurchase agreements, at cost	12,793,194

Total cost	$21,784,106

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Period Ended March 31, 2011†

Investment Income:
Interest	$21,962

Total investment income	21,962

Expenses:
Management fees	83,525
Transfer agent and administrative fees	23,201
Distribution and service fees:
A-Class	15,805
C-Class	4,697
H-Class	6,189
Portfolio accounting fees	9,280
Trustees’ fees**	903
Licensing fees	32,482
Miscellaneous	15,985

Total expenses	192,067
Less expenses waived by Advisor	(12,710)

Net expenses	179,357

Net investment loss	(157,395)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	1,757,786

Net realized gain	1,757,786

Net change in unrealized appreciation (depreciation) on:
Investments	3,173
Swap agreements	169,668

Net change in unrealized appreciation (depreciation)	172,841

Net realized and unrealized gain	1,930,627

Net increase in net assets resulting from operations	$1,773,232

†	Since the commencement of operations: June 30, 2010.

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 29

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31,
2011†

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(157,395)
Net realized gain on investments	1,757,786
Net change in unrealized appreciation (depreciation) on investments	172,841

Net increase in net assets resulting from operations	1,773,232

Distributions to shareholders from:
Net realized gains
A-Class	(585,261)
C-Class	(53,531)
H-Class	(238,566)
Institutional Class	(984)

Total distributions to shareholders	(878,342)

Capital share transactions:
Proceeds from sale of shares
A-Class	23,804,628
C-Class	1,566,171
H-Class	10,028,018
Institutional Class	66,975
Redemption fees collected
A-Class	144
C-Class*	—
H-Class	26
Institutional Class*	—
Distributions reinvested
A-Class	547,724
C-Class	38,503
H-Class	222,004
Institutional Class	984
Cost of shares redeemed
A-Class	(13,391,287)
C-Class	(253,411)
H-Class	(1,616,324)
Institutional Class	(10,219)

Net increase from capital share transactions	21,003,936

Net increase in net assets	21,898,826
Net assets:
Beginning of period	—

End of period	$21,898,826

Undistributed net investment income at end of period	$—

Capital share activity:
Shares sold
A-Class	917,830
C-Class	59,379
H-Class	383,699
Institutional Class	2,546
Shares issued from reinvestment of distributions
A-Class	21,530
C-Class	1,521
H-Class	8,727
Institutional Class	39
Shares redeemed
A-Class	(507,807)
C-Class	(9,786)
H-Class	(61,562)
Institutional Class	(388)

Net increase in shares	815,728

†	Since the commencement of operations: June 30, 2010.

*	Redemptions fees collected are less than a $1.00.

30 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 31,	March 31,
	2011[a,b]	2011[a,b]
	A-Class	C-Class

Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.33)	(.48)
Net gain on investments (realized and unrealized)	4.27	4.23

Total from investment operations	3.94	3.75

Less distributions from:
Net realized gains	(2.08)	(2.08)

Total distributions	(2.08)	(2.08)

Net asset value, end of period	$26.86	$26.67

Total Return[d]	16.24%	15.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,591	$1,363

Ratios to average net assets:
Net investment loss	(1.65%)	(2.42%)
Total expenses	2.03%	2.79%
Net expenses[e]	1.89%	2.65%

Portfolio turnover rate	—	—

	Period Ended	Period Ended
	March 31,	March 31,
	2011[a,b]	2011[a,b]
	H-Class	Institutional Class

Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.33)	(.27)
Net gain on investments (realized and unrealized)	4.27	4.26

Total from investment operations	3.94	3.99

Less distributions from:
Net realized gains	(2.08)	(2.08)

Total distributions	(2.08)	(2.08)

Net asset value, end of period	$26.86	$26.91

Total Return[d]	16.24%	16.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,886	$59

Ratios to average net assets:
Net investment loss	(1.67%)	(1.42%)
Total expenses	2.04%	1.79%
Net expenses[e]	1.90%	1.65%

Portfolio turnover rate	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2010.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after expense waivers.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011

ALTERNATIVE STRATEGIES FUND
OBJECTIVE: Seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the performance of a broad range of investable hedge fund alternatives. The Fund’s current benchmark is the Merrill Lynch Factor Model (the “Underlying Benchmark”).
Inception: June 30, 2010
The Fund was opened on June 30, 2010. The Alternative Strategies Fund H-Class performed well and was up 6.89% in the nine-month period from its inception through March 31, 2011. Its benchmark, the Merrill Lynch Factor Model, returned 7.78% over the same period.
The Fund gains exposure to alternative strategies, or hedge fund beta, through various domestic and international equity exposures and currency exposure. During the period, the Fund used derivatives, such as futures, as the primary instrument to gain exposure to these factors. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
At the start of the period, the Fund held long positions in domestic equities, international equities, emerging markets and the U.S. dollar. The only short position was to domestic small cap equities. Throughout the period, the Fund remained long international equities and emerging markets equities. By the end of the period, domestic large cap exposure had shifted to a short position and domestic small cap exposure had shifted to a long position. As well, currency exposure had also switched and the Fund was long the euro at the end of the period.
The main driver of positive performance was from emerging market equity exposure, which added almost 6% of return for the period. Other positive contributors were international equities (just over 3%) and domestic large cap equities (just over 2.5%). The main detractors to performance were through a short exposure to domestic small cap equities, which hurt performance by just over -2%, and being long the U.S. dollar relative to the euro, which hurt performance by just under -2%.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)

Alternative	Merrill Lynch
Strategies Fund	Factor Model
“Holdings Diversification (Market Exposure as % of Net Assets)”
Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010
The Fund invests principally in derivative investments such as futures contracts.
32 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class		C-Class		H-Class	Institutional Class
	(06/30/10)		(06/30/10)		(06/30/10)	(06/30/10)
	SINCE	SINCE	SINCE	SINCE	SINCE	SINCE
	INCEPTION	INCEPTION*	INCEPTION	INCEPTION**	INCEPTION	INCEPTION

ALTERNATIVE STRATEGIES FUND	6.89%	1.80%	6.32%	5.32%	6.89%	7.09%
S&P 500 INDEX	30.56%	30.56%	30.56%	30.56%	30.56%	30.56%
MERRILL LYNCH FACTOR MODEL	7.78%	7.78%	7.78%	7.78%	7.78%	7.78%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the Merrill Lynch Factor Model are unmanaged indicies and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class and Institutional Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS	March 31, 2011

ALTERNATIVE STRATEGIES FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 55.9%
Freddie Mac[1] 0.32% due 06/21/11	$2,000,000	$1,999,596
Farmer Mac[2] 0.36% due 05/31/11	1,000,000	999,917

Total Federal Agency Discount Notes (Cost $2,997,937)		2,999,513

REPURCHASE AGREEMENTS††,3 - 42.2%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	1,386,714	1,386,714
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	514,264	514,264
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	268,785	268,785
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	92,448	92,448

Total Repurchase Agreements (Cost $2,262,211)		2,262,211

Total Investments - 98.1% (Cost $5,260,148)		$5,261,724

Cash & Other Assets, Less Liabilities - 1.9%		104,352

Total Net Assets - 100.0%		$5,366,076

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
June 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $525,825)	9	$28,123
June 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $420,600)	5	21,553
June 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $590,205)	7	8,819

(Total Aggregate Value of Contracts $1,536,630)		$58,495

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2011 EURO Currency Futures Contracts (Aggregate Value of Contracts $353,825)	2	$3,870

FUTURES CONTRACTS SOLD SHORT†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $330,312)	5	$(6,425)

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 6.

34 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

ALTERNATIVE STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments, at value	$2,999,513
Repurchase agreements, at value	2,262,211

Total investments	5,261,724
Segregated cash with broker	120,175
Receivables:
Variation margin	3,977
Fund shares sold	1,432
Other	769

Total assets	5,388,077

Liabilities:
Payable for:
Management fees	3,587
Custodian fees	111
Transfer agent/maintenance fees	997
Distribution and service fees	1,034
Portfolio accounting fees	399
Licensing fees	13,833
Other	2,040

Total liabilities	22,001

Net assets	$5,366,076

Net assets consist of:
Paid in capital	$5,288,442
Undistributed net investment income	—
Accumulated net realized gain on investments	20,118
Net unrealized appreciation on investments	57,516

Net assets	$5,366,076

A-Class:
Net assets	$3,503,400
Capital shares outstanding	137,542
Net asset value per share	$25.47

Maximum offering price per share*	$26.74

C-Class:
Net assets	$65,102
Capital shares outstanding	2,570
Net asset value per share	$25.33

H-Class:
Net assets	$1,786,864
Capital shares outstanding	70,149
Net asset value per share	$25.47

Institutional Class:
Net assets	$10,710
Capital shares outstanding	420
Net asset value per share	$25.52

Investments, at cost	$2,997,937
Repurchase agreements, at cost	2,262,211

Total cost	$5,260,148

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Period Ended March 31, 2011†

Investment Income:
Interest	$9,019

Total investment income	9,019

Expenses:
Management fees	31,124
Transfer agent and administrative fees	8,645
Distribution and service fees:
A-Class	5,878
C-Class	329
H-Class	2,666
Portfolio accounting fees	3,458
Trustees’ fees**	352
Licensing fees	13,833
Miscellaneous	5,881

Total expenses	72,166
Less expenses waived by Advisor	(6,417)

Net expenses	65,749

Net investment loss	(56,730)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	310,930

Net realized gain	310,930

Net change in unrealized appreciation (depreciation) on:
Investments	1,576
Futures contracts	55,940

Net change in unrealized appreciation (depreciation)	57,516

Net realized and unrealized gain	368,446

Net increase in net assets resulting from operations	$311,716

†	Since the commencement of operations: June 30, 2010.

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 35

ALTERNATIVE STRATEGIES FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31,
2011†

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(56,730)
Net realized gain on investments	310,930
Net change in unrealized appreciation (depreciation) on investments	57,516

Net increase in net assets resulting from operations	311,716

Distributions to shareholders from:
Net realized gains
A-Class	(138,451)
C-Class	(2,119)
H-Class	(67,622)
Institutional Class	(496)

Total distributions to shareholders	(208,688)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,899,753
C-Class	96,599
H-Class	2,713,303
Institutional Class	10,000
Distributions reinvested
A-Class	137,098
C-Class	1,383
H-Class	67,621
Institutional Class	496
Cost of shares redeemed
A-Class	(1,616,918)
C-Class	(32,330)
H-Class	(1,013,957)
Institutional Class	—

Net increase from capital share transactions	5,263,048

Net increase in net assets	5,366,076
Net assets:
Beginning of period	—

End of period	$5,366,076

Undistributed net investment income at end of period	$—

Capital share activity:
Shares sold
A-Class	194,909
C-Class	3,792
H-Class	106,986
Institutional Class	400
Shares issued from reinvestment of distributions
A-Class	5,430
C-Class	55
H-Class	2,678
Institutional Class	20
Shares redeemed
A-Class	(62,797)
C-Class	(1,277)
H-Class	(39,515)
Institutional Class	—

Net increase in shares	210,681

†	Since the commencement of operations: June 30, 2010.

36 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

ALTERNATIVE STRATEGIES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 31,	March 31,
	2011[a,b]	2011[a,b]
	A-Class	C-Class

Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.32)	(.46)
Net gain on investments (realized and unrealized)	2.03	2.03

Total from investment operations	1.71	1.57

Less distributions from:
Net realized gains	(1.24)	(1.24)

Total distributions	(1.24)	(1.24)

Net asset value, end of period	$25.47	$25.33

Total Return[d]	6.89%	6.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,503	$65

Ratios to average net assets:
Net investment loss	(1.63%)	(2.38%)
Total expenses	2.08%	2.84%
Net expenses[e]	1.89%	2.64%

Portfolio turnover rate	—	—

	Period Ended	Period Ended
	March 31,	March 31,
	2011[a,b]	2011[a,b]
	H-Class	Institutional Class

Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.31)	(.27)
Net gain on investments (realized and unrealized)	2.02	2.03

Total from investment operations	1.71	1.76

Less distributions from:
Net realized gains	(1.24)	(1.24)

Total distributions	(1.24)	(1.24)

Net asset value, end of period	$25.47	$25.52

Total Return[d]	6.89%	7.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,787	$11

Ratios to average net assets:
Net investment loss	(1.63%)	(1.38%)
Total expenses	2.08%	1.83%
Net expenses[e]	1.89%	1.64%

Portfolio turnover rate	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2010.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after expense waivers.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
LONG SHORT EQUITY STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correspond to the performance of a specific benchmark that seeks to track the performance of the universe of long/short equity hedge funds (i.e., funds that buy equities that are expected to increase in value and sell short equities that are expected to decrease in value). The Fund’s current benchmark is the Credit Suisse Long/Short Liquid Index (the “Underlying Index”).
Inception: June 30, 2010
The Fund was opened on June 30, 2010. The Long Short Equity Strategy Fund H-Class performed strongly and was up 13.92% in the nine-month period from its inception through March 31, 2011. Its benchmark, the Credit Suisse Long/Short Liquid Index, returned 14.64% over the same period.
The Fund gains exposure to long-short equity exposure through various investable market factors covering five base index factors, four style factors, and nine sector factors. During the period, the Fund used derivatives, such as futures, and exchange traded funds, as the primary instruments to gain exposure to these factors. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
The main driver of performance was exposures to the base factors, which contributed almost 13% of the return for the period. The sector factors contributed almost 2% to return and the style factors were slightly positive.
At the individual factor level, the top-performing factors were exposures to the U.S. broad large cap stocks, U.S. concentrated large cap stocks, emerging markets stocks, growth stocks and health care stocks. The individual factors that contributed negatively to performance were from short positions in value stocks, international large cap stocks and short positions in financials.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)

Long Short Equity	Credit Suisse Long/
Strategy Fund	Short Liquid Index
“Holdings Diversification (Market Exposure as % of Net Assets)”

Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010
The Fund invests principally in futures contracts and exchange traded funds.
38 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class		C-Class		H-Class	Institutional Class
	(06/30/10)		(06/30/10)		(06/30/10)	(06/30/10)
	SINCE	SINCE	SINCE	SINCE	SINCE	SINCE
	INCEPTION	INCEPTION*	INCEPTION	INCEPTION**	INCEPTION	INCEPTION

LONG SHORT EQUITY STRATEGY FUND	13.92%	8.49%	13.30%	12.30%	13.92%	14.12%
S&P 500 INDEX	30.56%	30.56%	30.56%	30.56%	30.56%	30.56%
CREDIT SUISSE LONG/ SHORT LIQUID INDEX	14.64%	14.64%	14.64%	14.64%	14.64%	14.64%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the Credit Suisse Long/Short Liquid Index are unmanaged indicies and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class and Institutional Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS	March 31, 2011
LONG SHORT EQUITY STRATEGY FUND

	Shares	Value

EXCHANGE TRADED FUNDS† - 33.0%
iShares Russell 2000 Growth Index Fund*	10,850	$1,034,439
Consumer Staples Select Sector SPDR Fund[4]	30,400	910,176

Total Exchange Traded Funds (Cost $1,857,308)		1,944,615

	Face
	Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 25.4%
Freddie Mac[1] 0.32% due 06/21/11	$1,000,000	999,798
Farmer Mac[2] 0.36% due 05/31/11	500,000	499,959

Total Federal Agency Discount Notes (Cost $1,498,971)		1,499,757

REPURCHASE AGREEMENTS††,3 - 33.7%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	1,161,561	1,161,561
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	430,766	430,766
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[4]	315,145	315,145
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	77,437	77,437

Total Repurchase Agreements (Cost $1,984,909)		1,984,909

Total Long Investments - 92.1% (Cost $5,341,188)		$5,429,281

	Shares	Value

EXCHANGE TRADED FUND SOLD SHORT† - (17.2)%
iShares Russell 2000 Value Index Fund	13,450	$(1,013,861)

Total Exchange Traded Fund Sold Short
(proceeds $959,053)		(1,013,861)

Cash & Other Assets, Less Liabilities - 25.1%		1,479,391

Total Net Assets - 100.0%		$5,894,811

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,717,625)	26	$36,331
June 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $408,975)	7	22,075

(Total Aggregate Value of Contracts $2,126,600)		$58,406

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 6.

[4]	All or a portion of this security is pledged as short security collateral at March 31, 2011.

40 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

LONG SHORT EQUITY STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$3,444,372
Repurchase agreements, at value	1,984,909

Total investments	5,429,281
Segregated cash with broker	1,489,940
Receivables:
Other	616

Total assets	6,919,837

Liabilities:
Securities sold short, at value	1,013,861
Payable for:
Variation margin	330
Management fees	3,850
Custodian fees	120
Transfer agent/maintenance fees	1,070
Distribution and service fees	1,183
Portfolio accounting fees	428
Licensing fees	2,093
Interest	186
Other	1,905

Total liabilities	1,025,026

Net assets	$5,894,811

Net assets consist of:
Paid in capital	$5,720,303
Undistributed net investment income	—
Accumulated net realized gain on investments	82,817
Net unrealized appreciation on investments	91,691

Net assets	$5,894,811

A-Class:
Net assets	$3,648,485
Capital shares outstanding	137,406
Net asset value per share	$26.55

Maximum offering price per share*	$27.87

C-Class:
Net assets	$190,636
Capital shares outstanding	7,220
Net asset value per share	$26.40

H-Class:
Net assets	$2,001,380
Capital shares outstanding	75,374
Net asset value per share	$26.55

Institutional Class:
Net assets	$54,310
Capital shares outstanding	2,041
Net asset value per share	$26.60

Investments, at cost	$3,356,279
Repurchase agreements, at cost	1,984,909

Total cost	$5,341,188
Securities sold short, proceeds	$959,053

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Period Ended March 31, 2011†

Investment Income:
Dividends	$8,782
Interest	4,619

Total investment income	13,401

Expenses:
Management fees	23,127
Transfer agent and administrative fees	6,424
Distribution and service fees:
A-Class	3,962
C-Class	892
H-Class	2,210
Portfolio accounting fees	2,570
Trustees’ fees**	239
Short sales dividend expense	10,885
Prime broker interest expense	1,407
Licensing fees	8,994
Miscellaneous	4,470

Total expenses	65,180
Less expenses waived by Advisor	(3,550)

Net expenses	61,630

Net investment loss	(48,229)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	52,958
Futures contracts	333,850
Securities sold short	(5,287)

Net realized gain	381,521

Net change in unrealized appreciation (depreciation) on:
Investments	88,093
Securities sold short	(54,808)
Futures contracts	58,406

Net change in unrealized appreciation (depreciation)	91,691

Net realized and unrealized gain	473,212

Net increase in net assets resulting from operations	$424,983

†	Since the commencement of operations: June 30, 2010.

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 41

LONG SHORT EQUITY STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31,
2011†

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(48,229)
Net realized gain on investments	381,521
Net change in unrealized appreciation (depreciation) on investments	91,691

Net increase in net assets resulting from operations	424,983

Distributions to shareholders from:
Net realized gains
A-Class	(138,650)
C-Class	(11,501)
H-Class	(73,618)
Institutional Class	(746)

Total distributions to shareholders	(224,515)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,544,525
C-Class	221,155
H-Class	3,147,114
Institutional Class	52,500
Distributions reinvested
A-Class	138,650
C-Class	11,501
H-Class	73,616
Institutional Class	746
Cost of shares redeemed
A-Class	(1,168,664)
C-Class	(41,123)
H-Class	(1,285,677)
Institutional Class	—

Net increase from capital share transactions	5,694,343

Net increase in net assets	5,894,811
Net assets:
Beginning of period	—

End of period	$5,894,811

Undistributed net investment income at end of period	$—

Capital share activity:
Shares sold
A-Class	176,581
C-Class	8,371
H-Class	121,888
Institutional Class	2,012
Shares issued from reinvestment of distributions
A-Class	5,401
C-Class	450
H-Class	2,869
Institutional Class	29
Shares redeemed
A-Class	(44,576)
C-Class	(1,601)
H-Class	(49,383)
Institutional Class	—

Net increase in shares	222,041

†	Since the commencement of operations: June 30, 2010.

42 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

LONG SHORT EQUITY STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 31,	March 31,
	2011[a,b]	2011[a,b]
	A-Class	C-Class

Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.36)	(.49)
Net gain on investments (realized and unrealized)	3.78	3.76

Total from investment operations	3.42	3.27

Less distributions from:
Net realized gains	(1.87)	(1.87)

Total distributions	(1.87)	(1.87)

Net asset value, end of period	$26.55	$26.40

Total Return[d]	13.92%	13.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,648	$191

Ratios to average net assets:
Net investment loss	(1.86%)	(2.48%)
Total expenses	2.52%	3.23%
Net expenses[e]	2.38%	3.08%
Operating expenses[f]	1.90%	2.65%

Portfolio turnover rate	142%	142%

	Period Ended	Period Ended
	March 31,	March 31,
	2010[a,b]	2011[a,b]
	H-Class	Institutional Class

Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.36)	(.28)
Net gain on investments (realized and unrealized)	3.78	3.75

Total from investment operations	3.42	3.47

Less distributions from:
Net realized gains	(1.87)	(1.87)

Total distributions	(1.87)	(1.87)

Net asset value, end of period	$26.55	$26.60

Total Return[d]	13.92%	14.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,001	$54

Ratios to average net assets:
Net investment loss	(1.85%)	(1.45%)
Total expenses	2.50%	2.33%
Net expenses[e]	2.36%	2.19%
Operating expenses[f]	1.89%	1.65%

Portfolio turnover rate	142%	142%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2010.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after expense waivers.

[f]	Operating expenses exclude interest and dividend expense from securities sold short.
THE RYDEX  |  SGI SERIES FUNDS ANNUAL REPORT  |  43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
LONG SHORT INTEREST RATE STRATEGY FUND
OBJECTIVE: Seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.
Inception: June 30, 2010
The Fund was opened on June 30, 2010. The Long Short Interest Rate Strategy Fund H-Class had positive return of 0.92% in the nine-month period from its inception through March 31, 2011. In comparison a long-only exposure to the Barclay’s Capital U.S. Aggregate Government Treasury Index for the same period would have resulted in a return of -0.15%.
The Fund attempts to capitalize on interest rate trends by using different duration targets. The Fund is able to have five signals: fully bullish, moderately bullish, neutral, moderately bearish and fully bearish. During the period, the Fund used derivatives, such as bond futures, as the primary instrument to gain its exposures. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
During the period and relative to the duration of the Barclay’s Capital U.S. Aggregate Government Treasury Index, the Fund had a fully bullish or moderately bullish duration position 11% of the time, a neutral duration position 35% of the time, and a fully bearish or moderately bearish duration position 54% of the time.
The main contributor to performance was during fully bearish periods when the Fund is short at twice the duration of the Barclay’s Capital U.S. Aggregate Government Treasury index. Fully bearish periods contributed almost 1% of the relative performance against a long-only investment in bonds. There was also a small positive contribution to return from being moderately bullish.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)

Long Short Interest Rate Strategy Fund	Barclays Capital U.S. Aggregate Government Treasury Index
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010
The Fund invests principally in derivative investments such as futures contracts.
44  |  THE RYDEX  |  SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class		C-Class		H-Class	Institutional Class
	(06/30/10)		(06/30/10)		(06/30/10)	(06/30/10)
	SINCE	SINCE	SINCE	SINCE	SINCE	SINCE
	INCEPTION	INCEPTION*	INCEPTION	INCEPTION**	INCEPTION	INCEPTION

LONG SHORT INTEREST RATE STRATEGY FUND	0.92%	-3.88%	0.36%	-0.63%	0.92%	1.08%
BARCLAYS CAPITAL U.S. AGGREGATE GOVERNMENT TREASURY INDEX	-0.15%	-0.15%	-0.15%	-0.15%	-0.15%	-0.15%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Barclays Capital U.S. Aggregate Government Treasury Index is an unmanaged index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class and Institutional Class shares will vary due to differences in fee structures.
THE RYDEX  |  SGI SERIES FUNDS ANNUAL REPORT  |  45

SCHEDULE OF INVESTMENTS	March 31, 2011
LONG SHORT INTEREST RATE STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 60.6%
Freddie Mac[1]
0.24% due 11/01/11	$10,000,000	$9,989,310
0.22% due 12/01/11	10,000,000	9,987,140
0.22% due 01/18/12	10,000,000	9,983,000
0.23% due 03/14/12	10,000,000	9,975,890
0.19% due 05/31/11	5,000,000	4,999,585
0.21% due 05/23/11	3,000,000	2,999,784
0.25% due 06/07/11	3,000,000	2,999,499
0.30% due 06/21/11	3,000,000	2,999,394
0.23% due 08/16/11	3,000,000	2,998,518
Fannie Mae[1]
0.21% due 06/15/11	10,000,000	9,998,130
0.23% due 02/21/12	10,000,000	9,979,220
0.20% due 07/11/11	3,000,000	2,999,073
0.20% due 05/02/11	2,000,000	1,999,914
0.23% due 06/01/11	2,000,000	1,999,694
0.22% due 07/18/11	2,000,000	1,999,340
Farmer Mac[2]
0.33% due 12/23/11	5,000,000	4,992,990
0.36% due 05/31/11	1,000,000	999,917

Total Federal Agency Discount Notes (Cost $91,880,083)		91,900,398

REPURCHASE AGREEMENTS††,3 - 36.7%
HSBC Group
issued 03/31/11 at 0.07% due 04/01/11	34,129,231	34,129,231
Mizuho Financial Group, Inc.
issued 03/31/11 at 0.06% due 04/01/11	12,656,842	12,656,842
Credit Suisse Group
issued 03/31/11 at 0.05% due 04/01/11	6,615,231	6,615,231
Deutsche Bank
issued 03/31/11 at 0.05% due 04/01/11	2,275,282	2,275,282

Total Repurchase Agreements (Cost $55,676,586)		55,676,586

Total Investments - 97.3% (Cost $147,556,669)		$147,576,984

Cash & Other Assets, Less Liabilities - 2.7%		4,027,424

Total Net Assets - 100.0%		$151,604,408

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS SOLD SHORT†
June 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $101,237,281)	868	$48,724
June 2011 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $117,929,547)	541	44,789
June 2011 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $18,974,813)	158	(79,979)
June 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $73,108,125)	615	(103,196)
June 2011 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $19,503,125)	158	(254,596)

(Total Aggregate Value of Contracts $330,752,891)		$(344,258)

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 6.

46 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

LONG SHORT INTEREST RATE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments, at value	$91,900,398
Repurchase agreements, at value	55,676,586

Total investments	147,576,984
Segregated cash with broker	3,382,800
Receivables:
Variation margin	347,640
Fund shares sold	569,461
Interest	100

Total assets	151,876,985

Liabilities:
Payable for:
Fund shares redeemed	64,637
Management fees	85,639
Custodian fees	3,197
Transfer agent/maintenance fees	28,546
Distribution and service fees	32,203
Portfolio accounting fees	11,418
Other	46,937

Total liabilities	272,577

Net assets	$151,604,408

Net assets consist of:
Paid in capital	$155,129,219
Undistributed net investment income	—
Accumulated net realized loss on investments	(3,200,868)
Net unrealized depreciation on investments	(323,943)

Net assets	$151,604,408

A-Class:
Net assets	$51,915,459
Capital shares outstanding	2,078,853
Net asset value per share	$24.97

Maximum offering price per share*	$26.22

C-Class:
Net assets	$15,086,186
Capital shares outstanding	607,478
Net asset value per share	$24.83

H-Class:
Net assets	$47,251,692
Capital shares outstanding	1,892,183
Net asset value per share	$24.97

Institutional Class:
Net assets	$37,351,071
Capital shares outstanding	1,493,205
Net asset value per share	$25.01

Investments, at cost	$91,880,083
Repurchase agreements, at cost	55,676,586

Total cost	$147,556,669

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS

Period Ended March 31, 2011†

Investment Income:
Interest	$72,720

Total investment income	72,720

Expenses:
Management fees	298,378
Transfer agent and administrative fees	99,459
Distribution and service fees:
A-Class	37,242
C-Class	38,587
H-Class	40,934
Portfolio accounting fees	39,783
Trustees’ fees**	3,406
Miscellaneous	73,229

Total expenses	631,018

Net investment loss	(558,298)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(2,608,946)

Net realized loss	(2,608,946)

Net change in unrealized appreciation (depreciation) on:
Investments	20,315
Futures contracts	(344,258)

Net change in unrealized appreciation (depreciation)	(323,943)

Net realized and unrealized loss	(2,932,889)

Net decrease in net assets resulting from operations	$(3,491,187)

†	Since the commencement of operations: June 30, 2010.

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 47

LONG SHORT INTEREST RATE STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31,
2011†

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(558,298)
Net realized loss on investments	(2,608,946)
Net change in unrealized appreciation (depreciation) on investments	(323,943)

Net decrease in net assets resulting from operations	(3,491,187)

Distributions to shareholders from:
Net realized gains
A-Class	(170,618)
C-Class	(60,418)
H-Class	(213,112)
Institutional Class	(58,988)

Total distributions to shareholders	(503,136)

Capital share transactions:
Proceeds from sale of shares
A-Class	60,601,738
C-Class	17,451,313
H-Class	60,389,752
Institutional Class	38,029,920
Redemption fees collected
A-Class	213
C-Class	12
H-Class	179
Institutional Class*	—
Distributions reinvested
A-Class	149,959
C-Class	59,528
H-Class	204,615
Institutional Class	55,179
Cost of shares redeemed
A-Class	(7,435,129)
C-Class	(1,951,006)
H-Class	(11,546,620)
Institutional Class	(410,922)

Net increase from capital share transactions	155,598,731

Net increase in net assets	151,604,408
Net assets:
Beginning of period	—

End of period	151,604,408

Undistributed net investment income at end of period	$—

Capital share activity:
Shares sold
A-Class	2,365,260
C-Class	681,438
H-Class	2,343,550
Institutional Class	1,507,953
Shares issued from reinvestment of distributions
A-Class	5,761
C-Class	2,295
H-Class	7,861
Institutional Class	2,118
Shares redeemed
A-Class	(292,168)
C-Class	(76,255)
H-Class	(459,228)
Institutional Class	(16,866)

Net increase in shares	6,071,719

†	Since the commencement of operations: June 30, 2010.

*	Redemption fees collected are less than a $1.00

48 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

LONG SHORT INTEREST RATE STRATEGY FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 31,	March 31,
	2011[a,b]	2011[a,b]
	A-Class	C-Class

Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.26)	(.40)
Net gain on investments (realized and unrealized)	.50	.50

Total from investment operations	.24	.10

Less distributions from:
Net realized gains	(.27)	(.27)

Total distributions	(.27)	(.27)

Net asset value, end of period	$24.97	$24.83

Total Return[d]	0.92%	0.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,915	$15,086

Ratios to average net assets:
Net investment loss	(1.35%)	(2.12%)
Total expenses	1.54%	2.30%

Portfolio turnover rate	—	—

	Period Ended	Period Ended
	March 31,	March 31,
	2011[a,b]	2011[a,b]
	H-Class	Institutional Class

Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.26)	(.21)
Net gain on investments (realized and unrealized)	.50	.49

Total from investment operations	.24	.28

Less distributions from:
Net realized gains	(.27)	(.27)

Total distributions	(.27)	(.27)

Net asset value, end of period	$24.97	$25.01

Total Return[d]	0.92%	1.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,252	$37,351

Ratios to average net assets:
Net investment loss	(1.36%)	(1.13%)
Total expenses	1.54%	1.30%

Portfolio turnover rate	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2010.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
EMERGING MARKETS 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: October 29, 2010
The Fund began October 29, 2010. For the five-month period ended March 31, 2011, Emerging Markets 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the BNY Mellon Emerging Markets 50 ADR Index. Emerging Markets 2x Strategy Fund H-Class returned 7.76% while the BNY Mellon Emerging Markets 50 ADR Index returned 5.93% over the same period.
Emerging markets as a group have delivered strong returns for the past couple of years, and the International Monetary Fund said in December that emerging market economies survived the recent recession in better shape than advanced global economies. Still, emerging markets were troubled in early 2011 by geopolitical events and fears that too-fast growth could contribute to inflation and sharply rising interest rates. Many emerging market economies experienced higher food and energy prices, which economists said could abate later in 2011 as supply pressures ease. Growth of some larger economies, such as China and India, is also slowing to more sustainable levels as central banks conduct fiscal tightening to contain inflation.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
Emerging Markets            BNY Mellon Emerging
 2x Strategy Fund              Markets 50 ADR Index
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

Ten Largest Holdings
(% of Total Net Assets)

Petroleo Brasileiro S.A. — Class A ADR	3.9%
Petroleo Brasileiro S.A. ADR	3.5%
Vale S.A. — Class A ADR	3.1%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3.1%
America Movil SAB de CV ADR	2.9%
Itau Unibanco Holding S.A. ADR	2.5%
China Mobile Ltd. ADR	2.5%
Vale S.A. — Class B ADR	2.3%
Banco Bradesco S.A. ADR	2.1%
CNOOC Ltd. ADR	2.0%

Top Ten Total	27.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
50 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class		C-Class		H-Class
	(10/29/10)		(10/29/10)		(10/29/10)
	SINCE	SINCE	SINCE	SINCE	SINCE
	INCEPTION	INCEPTION*	INCEPTION	INCEPTION**	INCEPTION

EMERGING MARKETS 2X STRATEGY FUND	7.80%	2.67%	7.32%	6.32%	7.76%
S&P 500 INDEX	13.01%	13.01%	13.01%	13.01%	13.01%
BNY MELLON EMERGING MARKETS 50 ADR INDEX	5.93%	5.93%	5.93%	5.93%	5.93%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the BNY Mellon Emerging Markets 50 ADR Index are unmanaged stock indicies and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS	March 31, 2011

EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 55.7%

ENERGY - 14.0%
Petroleo Brasileiro S.A. — Class A ADR	5,970	$212,174
Petroleo Brasileiro S.A. ADR	4,630	187,191
CNOOC Ltd. ADR	420	106,277
PetroChina Company Ltd. ADR	590	89,828
Sasol, Ltd. ADR	1,290	74,755
China Petroleum & Chemical Corp. ADR	470	47,273
Ecopetrol S.A. ADR	570	23,752
Yanzhou Coal Mining Company, Ltd. ADR	550	19,948

Total Energy		761,198

FINANCIALS - 10.6%
Itau Unibanco Holding S.A. ADR	5,750	138,287
Banco Bradesco S.A. ADR	5,370	111,428
China Life Insurance Company Ltd. ADR	1,390	77,909
ICICI Bank Ltd. ADR	1,190	59,298
KB Financial Group, Inc. ADR	1,080	56,344
Shinhan Financial Group Company, Ltd. ADR	620	56,153
HDFC Bank Ltd. ADR	320	54,381
Banco Santander Brasil S.A. ADR	1,570	19,248

Total Financials		573,048

MATERIALS - 10.4%
Vale S.A. — Class A ADR	5,700	168,264
Vale S.A. — Class B ADR	3,660	122,061
POSCO ADR	750	85,717
AngloGold Ashanti Ltd. ADR	1,060	50,827
Cia Siderurgica Nacional S.A. ADR	2,210	36,819
Gold Fields Ltd. ADR	1,830	31,952
Cemex SAB de CV ADR*	2,850	25,447
Gerdau S.A. ADR	1,840	23,000
Cia de Minas Buenaventura S.A. ADR	450	19,336

Total Materials		563,423

TELECOMMUNICATION SERVICES - 8.5%
America Movil SAB de CV ADR	2,700	156,870
China Mobile Ltd. ADR	2,930	135,483
Chunghwa Telecom Company, Ltd. ADR	1,070	33,341
Mobile Telesystems OJSC ADR	1,320	28,024
China Telecom Corporation, Ltd. ADR	390	23,790
Telekomunikasi Indonesia Tbk PT ADR	670	22,498
China Unicom Hong Kong Ltd. ADR	1,330	22,078
Vivo Participacoes S.A. ADR	470	18,979
SK Telecom Company Ltd. ADR	880	16,553

Total Telecommunication Services		457,616

INFORMATION TECHNOLOGY - 7.2%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	13,660	166,379
Infosys Technologies Ltd. ADR	1,350	96,795
Baidu, Inc. ADR*	370	50,990
LG Display Company Ltd. ADR	1,250	19,662
United Microelectronics Corporation ADR	7,160	19,547
AU Optronics Corp. ADR	2,220	19,491
Wipro, Ltd. ADR	1,280	18,752

Total Information Technology		391,616

CONSUMER STAPLES - 2.5%
Cia de Bebidas das Americas ADR	2,200	62,282
Fomento Economico Mexicano SAB de CV ADR	610	35,807
BRF — Brasil Foods S.A. ADR	1,870	35,698

Total Consumer Staples		133,787

UTILITIES - 1.0%
Cia Energetica de Minas Gerais ADR	1,080	20,812
Korea Electric Power Corp. ADR	1,470	17,993
Empresa Nacional de Electricidad S.A. ADR	310	17,242

Total Utilities		56,047

CONSUMER DISCRETIONARY - 1.0%
Grupo Televisa S.A. ADR*	1,570	38,512
Ctrip.com International Ltd. ADR*	410	17,011

Total Consumer Discretionary		55,523

INDUSTRIALS - 0.5%
Tata Motors, Ltd. ADR	960	26,679

Total Common Stocks
(Cost $2,887,109)		3,018,937

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 43.0%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[2]	$1,520,084	1,520,084
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	566,216	566,216
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	209,981	209,981
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	37,748	37,748

Total Repurchase Agreements (Cost $2,334,029)		2,334,029

52 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	March 31, 2011

EMERGING MARKETS 2x STRATEGY FUND

Value

Total Investments - 98.7% (Cost $5,221,138)	$5,352,966

Cash & Other Assets, Less Liabilities - 1.3%	70,494

Total Net Assets - 100.0%	$5,423,460

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
June 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $58,425)	1	$(36)

Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2011 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 04/27/11[3] (Notional Value $7,749,864)	2,553	$230,489

Country Diversification

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	Repurchase Agreements — See Note 6.

[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. ADR—American Depositary Receipt

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 53

EMERGING MARKETS 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Investments, at value	$3,018,937
Repurchase agreements, at value	2,334,029

Total investments	5,352,966
Segregated cash with broker	157,500
Cash	35
Unrealized appreciation on swap agreements	230,489
Receivable for swap settlement	36,516

Receivables:
Fund shares sold	1,334,150
Dividends	819
From advisor	8,236

Total assets	7,120,711

Liabilities:
Payable for:
Variation margin	10,128
Fund shares redeemed	1,679,097
Management fees	3,268
Custodian fees	102
Transfer agent/maintenance fees	908
Distribution and service fees	1,303
Portfolio accounting fees	363
Licensing fees	366
Other	1,716

Total liabilities	1,697,251

Net assets	$5,423,460

Net assets consist of:
Paid in capital	$4,967,512
Undistributed net investment income	—
Accumulated net realized gain on investments	93,667
Net unrealized appreciation on investments	362,281

Net assets	$5,423,460

A-Class:
Net assets	$991,923
Capital shares outstanding	36,804
Net asset value per share	$26.95

Maximum offering price per share*	$28.29

C-Class:
Net assets	$726,102
Capital shares outstanding	27,066
Net asset value per share	$26.83

H-Class:
Net assets	$3,705,435
Capital shares outstanding	137,553
Net asset value per share	$26.94

Investments, at cost	$2,887,109
Repurchase agreements, at cost	2,334,029

Total cost	$5,221,138

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Period Ended March 31, 2011†

Investment Income:
Dividends (net of foreign withholding tax of $510)	$9,511
Interest	960

Total investment income	10,471

Expenses:
Management fees	14,185
Transfer agent and administrative fees	3,940
Distribution and service fees:
A-Class	83
C-Class	1,068
H-Class	3,591
Portfolio accounting fees	1,576
Trustees’ fees**	112
Licensing fees	2,401
Miscellaneous	3,003

Total expenses	29,959
Less expenses reimbursed by Advisor	(1,771)

Net expenses	28,188

Net investment loss	(17,717)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(59,475)
Swap agreements	249,198
Futures contracts	(80,916)

Net realized gain	108,807

Net change in unrealized appreciation (depreciation) on:
Investments	131,828
Swap agreements	230,489
Futures contracts	(36)

Net change in unrealized appreciation (depreciation)	362,281

Net realized and unrealized gain	471,088

Net increase in net assets resulting from operations	$453,371

†	Since the commencement of operations: October 29, 2010.

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act

54 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

EMERGING MARKETS 2x STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31,
2011†

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(17,717)
Net realized gain on investments	108,807
Net change in unrealized appreciation (depreciation) on investments	362,281

Net increase in net assets resulting from operations	453,371

distributions to shareholders	—

Capital share transactions:
Proceeds from sale of shares
A-Class	941,826
C-Class	11,122,536
H-Class	43,838,990
Cost of shares redeemed
A-Class	(14,982)
C-Class	(10,417,206)
H-Class	(40,501,075)

Net increase from capital share transactions	4,970,089

Net increase in net assets	5,423,460
Net assets:
Beginning of period	—

End of period	$5,423,460

Undistributed net investment income at end of period	$—

Capital share activity:
Shares sold
A-Class	37,422
C-Class	437,312
H-Class	1,719,799
Shares redeemed
A-Class	(618)
C-Class	(410,246)
H-Class	(1,582,246)

Net increase in shares	201,423

†	Since the commencement of operations: October 29, 2010.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 55

EMERGING MARKETS 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 31,	March 31,
	2011[a,b]	2011[a,b]
	A-Class	C-Class

Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.13)	(.31)
Net gain on investments (realized and unrealized)	2.08	2.14

Total from investment operations	1.95	1.83

Net asset value, end of period	$26.95	$26.83

Total Return[d]	7.80%	7.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$992	$726

Ratios to average net assets:
Net investment loss	(1.42%)	(1.98%)
Total expenses	1.85%	2.60%
Net expenses[e]	1.73%	2.49%

Portfolio turnover rate	58%	58%

Period Ended
March 31,
2011[a,b]
H-Class

Per Share Data
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.11)
Net gain on investments (realized and unrealized)	2.05

Total from investment operations	1.94

Net asset value, end of period	$26.94

Total Return[d]	7.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,705

Ratios to average net assets:
Net investment loss	(1.05%)
Total expenses	1.85%
Net expenses[e]	1.74%

Portfolio turnover rate	58%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 29, 2010.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after expense waivers.
56 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
INVERSE EMERGING MARKETS 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception: October 29, 2010
The Fund began October 29, 2010. For the five-month period ended March 31, 2011, Inverse Emerging Markets 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the BNY Mellon Emerging Markets 50 ADR Index. Inverse Emerging Markets 2x Strategy Fund H-Class returned -15.40% while the BNY Mellon Emerging Markets 50 ADR Index returned 5.93% over the same period.
Emerging markets as a group have delivered strong returns for the past couple of years, and the International Monetary Fund said in December that emerging market economies survived the recent recession in better shape than advanced global economies. Still, emerging markets were troubled in early 2011 by geopolitical events and fears that too-fast growth could contribute to inflation and sharply rising interest rates. Many emerging market economies experienced higher food and energy prices, which economists said could abate later in 2011 as supply pressures ease. Growth of some larger economies, such as China and India, is also slowing to more sustainable levels as central banks conduct fiscal tightening to contain inflation.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Inverse Emerging Markets       BNY Mellon Emerging
2x Strategy Fund            Markets 50 ADR Index
“Holdings Diversification (Market Exposure as % Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010
The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.
58 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class		C-Class		H-Class
	(10/29/10)		(10/29/10)		(10/29/10)
	SINCE	SINCE	SINCE	SINCE	SINCE
	INCEPTION	INCEPTION*	INCEPTION	INCEPTION**	INCEPTION

INVERSE EMERGING MARKETS 2x STRATEGY FUND	-15.40%	-19.43%	-14.68%	-15.53%	-15.40%
S&P 500 INDEX	13.01%	13.01%	13.01%	13.01%	13.01%
BNY MELLON EMERGING MARKETS 50 ADR INDEX	5.93%	5.93%	5.93%	5.93%	5.93%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the BNY Mellon Emerging Markets 50 ADR Index are unmanaged stock indicies and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS	March 31, 2011
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 92.6%
HSBC Group issued 03/31/11 at 0.07% due 04/01/11	$1,314,135	$1,314,135
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11[2]	835,072	835,072
Mizuho Financial Group, Inc. issued 03/31/11 at 0.06% due 04/01/11	487,347	487,347
Deutsche Bank issued 03/31/11 at 0.05% due 04/01/11	87,609	87,609

Total Repurchase Agreements (Cost $2,724,163)		2,724,163

Total Investments - 92.6% (Cost $2,724,163)		$2,724,163

Cash & Other Assets, Less Liabilities - 7.4%		217,335

Total Net Assets - 100.0%		$2,941,498

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
June 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $2,512,275)	43	$(84,939)

Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2011 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 04/27/11[3] (Notional Value $3,376,788)	1,112	$(111,072)

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	Repurchase Agreements — See Note 6.

[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2011.

[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

60 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE EMERGING MARKETS 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

Assets:
Repurchase agreements, at value	$2,724,163
Segregated cash with broker	322,500
Receivables:
Fund shares sold	45,985
From advisor	8,804

Total assets	3,101,452

Liabilities:
Unrealized depreciation on swap agreements	111,072
Payable for:
Swap settlement	18,101
Variation margin	19,158
Fund shares redeemed	5,516
Management fees	2,551
Custodian fees	79
Transfer agent/maintenance fees	709
Distribution and service fees	824
Portfolio accounting fees	283
Licensing fees	299
Other	1,362

Total liabilities	159,954

Net assets	$2,941,498

Net assets consist of:
Paid in capital	$3,452,673
Undistributed net investment income	—
Accumulated net realized loss on investments	(315,164)
Net unrealized depreciation on investments	(196,011)

Net assets	$2,941,498

A-Class:
Net assets	$34,431
Capital shares outstanding	1,628
Net asset value per share	$21.15

Maximum offering price per share*	$22.20

C-Class:
Net assets	$14,810
Capital shares outstanding	694
Net asset value per share	$21.33

H-Class:
Net assets	$2,892,257
Capital shares outstanding	136,782
Net asset value per share	$21.15

Repurchase agreements, at cost	$2,724,163

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Period Ended March 31, 2011†

Investment Income:
Interest	$1,286

Total investment income	1,286

Expenses:
Management fees	10,482
Transfer agent and administrative fees	2,912
Distribution and service fees:
A-Class	25
C-Class	938
H-Class	2,652
Portfolio accounting fees	1,164
Trustees’ fees**	81
Licensing fees	1,766
Miscellaneous	2,198

Total expenses	22,218
Less expenses waived by Advisor	(1,299)

Net expenses	20,919

Net investment loss	(19,633)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(396,627)
Futures contracts	81,463

Net realized loss	(315,164)

Net change in unrealized appreciation (depreciation) on:
Swaps agreements	(111,072)
Futures contracts	(84,939)

Net change in unrealized appreciation (depreciation)	(196,011)

Net realized and unrealized loss	(511,175)

Net decrease in net assets resulting from operations	$(530,808)

†	Since the commencement of operations: October 29, 2010.

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 61

INVERSE EMERGING MARKETS 2x STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31,
2011†

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(19,633)
Net realized loss on investments	(315,164)
Net change in unrealized appreciation (depreciation) on investments	(196,011)

Net decrease in net assets resulting from operations	(530,808)

Distributions to shareholders	—

Capital share transactions:
Proceeds from sale of shares
A-Class	173,520
C-Class	9,915,158
H-Class	34,731,130
Cost of shares redeemed
A-Class	(125,927)
C-Class	(9,852,057)
H-Class	(31,369,518)

Net increase from capital share transactions	3,472,306

Net increase in net assets	2,941,498
Net assets:
Beginning of period	—

End of period	$2,941,498

Undistributed net investment income at end of period	$—

Capital share activity:
Shares sold
A-Class	6,828
C-Class	427,743
H-Class	1,486,122
Shares redeemed
A-Class	(5,200)
C-Class	(427,049)
H-Class	(1,349,340)

Net increase in shares	139,104

†	Since the commencement of operations: October 29, 2010.

62 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE EMERGING MARKETS 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 31,	March 31,
	2011[a,b]	2011[a,b]
	A-Class	C-Class

Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.16)	(.25)
Net loss on investments (realized and unrealized)	(3.69)	(3.42)

Total from investment operations	(3.85)	(3.67)

Net asset value, end of period	$21.15	$21.33

Total Return[d]	(15.40%)	(14.68%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34	$15

Ratios to average net assets:
Net investment loss	(1.61%)	(2.37%)
Total expenses	1.85%	2.57%
Net expenses[e]	1.73%	2.46%

Portfolio turnover rate	—	—

Period Ended
March 31,
2011[a,b]
H-Class

Per Share Data
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.16)
Net loss on investments (realized and unrealized)	(3.69)

Total from investment operations	(3.85)

Net asset value, end of period	$21.15

Total Return[d]	(15.40%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,892

Ratios to average net assets:
Net investment loss	(1.63%)
Total expenses	1.85%
Net expenses[e]	1.74%

Portfolio turnover rate	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 29, 2010.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after expense waivers.
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NOTES TO FINANCIAL STATEMENTS
1. Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the“1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, and Institutional Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share, with the exception of A-Class shares. A-Class shares are sold at the net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 12 months of purchase.
At March 31, 2011, the Trust consisted of fifty-eight separate funds. This report covers the Alternatives Funds (the “Funds”), while the other funds are contained in separate reports.
The Alternative Strategies Allocation Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds (the “underlying funds”) instead of individual securities.
As of March 31, 2011, only A-Class, C-Class, H-Class and Institutional Class Shares had been issued in the Funds. Prior to September 13, 2010, all classes were subject to a 1% redemption fee when shares were redeemed within 30 days of purchase. Effective September 13, 2010, the redemption fee was removed.
American Independence Financial Services, LLC, serves as investment sub-adviser to the Long Short Interest Rate Strategy Fund. The Sub-Advisor constructs and provides the Advisor with the Long Short Interest Rate Strategy Fund’s investment model.
Security Global Investors (“SGI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The value of domestic equity index, corporate bond index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.
Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days at acquisition or less and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using
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NOTES TO FINANCIAL STATEMENTS (continued)
methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income.
Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs and underlying funds are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A Fund maintains a segregated account of cash and/or securities as collateral for short sales. A Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.
Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, a Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.
The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Certain funds entered into stock and bond index futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, these Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the year ended March 31, 2011, the following Funds entered into futures contracts for the following purposes:

Index
Fund	Exposure	Liquidity

U.S. Long Short Momentum Fund	x	x
Alternative Strategies Allocation Fund	x	x
Alternative Strategies Fund	x	x
Long Short Equity Strategy Fund	x	x
Long Short Interest Rate Strategy Fund	x	x
Emerging Markets 2x Strategy Fund	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x
F. Certain Funds entered into domestic equity index and corporate bond index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or corporate bond index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or corporate bond index. Swap agreements are used to obtain exposure to a security or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
Event Driven and Distressed Strategies Fund entered into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment
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NOTES TO FINANCIAL STATEMENTS (continued)
to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
During the year ended March 31, 2011, the following Funds entered into swap agreements for the following purposes:

Index
Fund	Exposure	Liquidity

Event Driven and Distressed Strategies Fund	x	x
Emerging Markets 2x Strategy Fund	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x
G. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to such Classes. In addition, certain expenses have been allocated to the individual funds in the Trust on a pro rata basis upon the respective aggregate net assets of each fund included in the Trust.
I. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
As part of its investment strategy, the Funds utilized short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless SGI believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, futures contracts, and swap agreements, include i) adverse
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NOTES TO FINANCIAL STATEMENTS (continued)
changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by SGI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.
Because the value of a credit or equity-linked derivative investment typically is based upon the price movements of the credit instrument, equity security or credit or equity index, or some other readily measurable economic variable, the value of credit or equity-linked derivative instruments may be affected by changes in overall market movements, volatility of the benchmark, changes in interest rates, or factors affecting a particular industry or security, such as international economic, political and regulatory developments or significant changes in the credit-worthiness of an issuer.
3. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects
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NOTES TO FINANCIAL STATEMENTS (continued)
on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
During the year ended March 31, 2011, certain Funds sought to gain exposure to their respective benchmarks by investing in financial-linked derivative instruments including futures and swap agreements.
The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

	Approximate percentage of
	Fund’s net assets on a daily basis
Fund	Long	Short

U.S. Long Short Momentum Fund	—	0%*
Alternative Strategies Allocation Fund	5%	5%
Event Driven and Distressed Strategies Fund	85%	—
Alternative Strategies Fund	35%	5%
Long Short Equity Strategy Fund	35%	—
Long Short Interest Rate Strategy Fund	—	220%
Emerging Markets 2x Strategy Fund	145%	—
Inverse Emerging Markets 2x Strategy Fund	—	200%

*	Less than 1%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2011:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity/Interest Rate/Currency contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Corporate Bond contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
The following table sets forth the fair value of derivative investments categorized by primary risk exposure at March 31, 2011:

	Asset Derivative Investments Value
	Futures		Futures		Futures		Swaps	Swaps
	Equity		Interest Rate		Currency		Equity Index	Corporate Bond	Total Value at
Fund	Contracts	*	Contracts	*	Contracts	*	Contracts	Contracts	March 31, 2011

U.S. Long Short Momentum Fund	$—		$—		$—		$—	$—	$—
Alternative Strategies Allocation Fund	9,011		—		—		—	—	9,011
Event Driven and Distressed Strategies Fund	—		—		—		157,640	12,028	169,668
Alternative Strategies Fund	58,495		—		3,870		—	—	62,365
Long Short Equity Strategy Fund	58,406		—		—		—	—	58,406
Long Short Interest Rate Strategy Fund	—		93,513		—		—	—	93,513
Emerging Markets 2x Strategy Fund	—		—		—		230,489	—	230,489
Inverse Emerging Markets 2x Strategy Fund	—		—		—		—	—	—

	Liability Derivative Investments Value
	Futures		Futures		Futures		Swaps	Swaps
	Equity		Interest Rate		Currency		Equity Index	Corporate Bond	Total Value at
Fund	Contracts	*	Contracts	*	Contracts	*	Contracts	Contracts	March 31, 2011

U.S. Long Short Momentum Fund	$6,023		$—		$—		$—	$—	$6,023
Alternative Strategies Allocation Fund	6,659		5,789		—		—	—	12,448
Event Driven and Distressed Strategies Fund	—		—		—		—	—	—
Alternative Strategies Fund	6,425		—		—		—	—	6,425
Long Short Equity Strategy Fund	—		—		—		—	—	—
Long Short Interest Rate Strategy Fund	—		437,771		—		—	—	437,771
Emerging Markets 2x Strategy Fund	36		—		—		—	—	36
Inverse Emerging Markets 2x Strategy Fund	84,939		—		—		111,072	—	196,011

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments.
Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for year ended March 31, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity/Interest Rate/Currency/Corporate Bond/	Net realized gain (loss) on swap agreements
Credit Default contracts	Net realized gain (loss) on futures contracts
Net change in net unrealized appreciation (depreciation) on swap agreements
Net change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended March 31, 2011:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Futures	Swaps	Swaps	Swaps
	Equity	Interest Rate	Currency	Equity Index	Corporate Bond	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

U.S. Long Short Momentum Fund	$(2,380,442)	$—	$—	$—	$—	$—	$(2,380,442)
Alternative Strategies Allocation Fund	12,379	—	—	—	—	—	12,379
Event Driven and Distressed Strategies Fund	—	—	—	944,981	805,271	7,534	1,757,786
Alternative Strategies Fund	392,851	—	(81,921)	—	—	—	310,930
Long Short Equity Strategy Fund	333,850	—	—	—	—	—	333,850
Long Short Interest Rate Strategy Fund	—	(2,608,946)	—	—	—	—	(2,608,946)
Emerging Markets 2x Strategy Fund	(80,916)	—	—	249,198	—	—	168,282
Inverse Emerging Markets 2x Strategy Fund	81,463	—	—	(396,627)	—	—	(315,164)
Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations

	Futures	Futures	Futures	Swaps	Swaps	Swaps
	Equity	Interest Rate	Currency	Equity Index	Corporate Bond	Credit Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

U.S. Long Short Momentum Fund	$(6,023)	$—	$—	$—	$—	$—	$(6,023)
Alternative Strategies Allocation Fund	2,352	(5,789)	—	—	—	—	(3,437)
Event Driven and Distressed Strategies Fund	—	—	—	157,640	12,028	—	169,668
Alternative Strategies Fund	52,070	—	3,870	—	—	—	55,940
Long Short Equity Strategy Fund	58,406	—	—	—	—	—	58,406
Long Short Interest Rate Strategy Fund	—	(344,258)	—	—	—	—	(344,258)
Emerging Markets 2x Strategy Fund	(36)	—	—	230,489	—	—	230,453
Inverse Emerging Markets 2x Strategy Fund	(84,939)	—	—	(111,072)	—	—	(196,011)
4. Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the U.S. Long Short Momentum Fund, Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund, Emerging Markets 2x Strategy Fund and the Inverse Emerging Markets 2x Strategy Fund, and 0.75% of the average daily net assets of the Long Short Interest Rate Strategy Fund. The Alternative Strategies Allocation Fund does not pay SGI an investment advisory fee.
SGI has contractually agreed to reduce fees and/or reimburse expenses for the Event Driven and Distressed Strategies Fund, Alternatives Strategies Fund, and Long Short Equity Strategy Fund to the extent necessary to keep net operating expenses for A-Class, C-Class, H-Class, and Institutional Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, dividends on securities sold short, and extraordinary expenses (“Excluded Expenses”) from exceeding 1.90%, 2.65%, 1.90%, and 1.65%, respectively, of the Fund’s A-Class, C-Class, H-Class, and Institutional Class Shares average daily net assets until July 31, 2011. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65%, 1.90%, and 1.65%, respectively. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of the business on the last day of the then-current one-year period.
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NOTES TO FINANCIAL STATEMENTS (continued)
For the period ended March 31, 2011, SGI voluntarily agreed to reimburse a portion of the licensing fee charged to the Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund.
RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund.
RFS provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Alternative Strategies Allocation Fund and 1.00% of the remaining Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual distribution fee of 0.75% for the Funds reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the financial advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
For the year ended March 31, 2011, RDL retained sales charges of $606,415 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
5. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2008 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, the expiration of capital loss carryforward, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
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NOTES TO FINANCIAL STATEMENTS (continued)
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2011, the following capital loss carryforward amount was used to offset current year net realized capital gains:

Fund	Amount

U.S. Long Short Momentum Fund	$21,184,224
The tax character of distributions paid during the year ended March 31, 2011 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

U.S. Long Short Momentum Fund	$—	$—	$—
Alternative Strategies Allocation Fund	415,959	—	415,959
Event Driven and Distressed Strategies Fund	878,342	—	878,342
Alternative Strategies Fund	76,751	131,937	208,688
Long Short Equity Strategy Fund	94,717	129,798	224,515
Long Short Interest Rate Strategy Fund	147,983	355,153	503,136
Emerging Markets 2x Strategy Fund	—	—	—
Inverse Emerging Markets 2x Strategy Fund	—	—	—
The tax character of distributions paid during the year ended March 31, 2010 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

U.S. Long Short Momentum Fund	$—	$—	$—
Alternative Strategies Allocation Fund	—	—	—
The tax character of distributable earnings/(accumulated losses) at March 31, 2011 was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gain	(Depreciation)	Carryforward[1]

U.S. Long Short Momentum Fund	$—	$—	$22,394,942	$(83,868,412)
Alternative Strategies Allocation Fund	—	—	876,275	(7,772,071)
Event Driven and Distressed Strategies Fund	360,523	—	172,841	—
Alternative Strategies Fund	16,260	59,798	1,576	—
Long Short Equity Strategy Fund	68,171	77,820	28,517	—
Long Short Interest Rate Strategy Fund	—	—	20,315	—
Emerging Markets 2x Strategy Fund	194,346	—	310,173	—
Inverse Emerging Markets 2x Strategy Fund	—	—	(111,072)	—
Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

1 A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:

Total
	Expires in	Expires in	Expires in	Capital Loss
Fund	2017	2018	2019	Carryforward

U.S. Long Short Momentum Fund	$(64,490,485)	$(19,377,927)	$—	$(83,868,412)
Alternative Strategies Allocation Fund	—	(6,408,935)	(1,363,136)	(7,772,071)
Event Driven and Distressed Strategies Fund	—	—	—	—
Alternative Strategies Fund	—	—	—	—
Long Short Equity Strategy Fund	—	—	—	—
Long Short Interest Rate Strategy Fund	—	—	—	—
Emerging Markets 2x Strategy Fund	—	—	—	—
Inverse Emerging Markets 2x Strategy Fund	—	—	—	—
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 71

NOTES TO FINANCIAL STATEMENTS (continued)
At March 31, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

U.S. Long Short Momentum Fund	$136,636,890	$23,976,791	$(1,581,849)	$22,394,942
Alternative Strategies Allocation Fund	19,936,011	900,891	(24,616)	876,275
Event Driven and Distressed Strategies Fund	21,784,106	3,173	—	3,173
Alternative Strategies Fund	5,260,148	1,576	—	1,576
Long Short Equity Strategy Fund	5,345,956	83,325	—	83,325
Long Short Interest Rate Strategy Fund	147,556,669	22,192	(1,877)	20,315
Emerging Markets 2x Strategy Fund	5,273,282	115,276	(35,592)	79,684
Inverse Emerging Markets 2x Strategy Fund	2,724,163	—	—	—
Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2011, the following amounts of realized currency and capital losses reflected in the accompanying financial statements were not recognized for Federal income tax purposes until April 1, 2011:

Fund	Capital

Alternative Strategies Allocation Fund	$(517,177)
Long Short Interest Rate Strategy Fund	(3,545,126)
Emerging Markets 2x Strategy Fund	(48,571)
Inverse Emerging Markets 2x Strategy Fund	(400,103)
6. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements and collateral values executed by the joint account and outstanding at March 31, 2011, were as follows:

Counterparty and Terms
of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

HSBC Group			U.S. Treasury Bonds:
0.07%			4.25% - 6.13%
Due 04/01/11	$750,000,000	$750,001,458	11/15/27 - 08/15/39	$725,409,800	$765,000,029
Credit Suisse Group			U.S. Treasury Note:
0.05%			0.38%
Due 04/01/11	314,866,501	314,866,939	09/30/12	321,965,500	321,163,885
Mizuho Financial Group, Inc.			U.S. Treasury Bills:
0.06%			0.00%
Due 04/01/11	278,137,869	278,138,332	06/02/11 - 08/18/11	283,843,400	283,700,652
Deutsche Bank			U.S. Treasury Note:
0.05%			4.63%
Due 04/01/11	50,000,000	50,000,069	07/31/12	48,001,800	51,000,078
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
72 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)
7. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical investments.

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2011:

	Level 1	Level 1		Level 2	Level 2		Level 3
	Investments	Other Financial		Investments	Other Financial		Investments
Fund	In Securities	Instruments	*	In Securities	Instruments	*	In Securities	Total

Assets
U.S Long Short Momentum Fund	$159,014,582	$—		$—	$—		$17,250	$159,031,832
Alternative Strategies Allocation Fund	20,498,253	9,011		314,033	—		—	20,821,297
Event Driven and Distressed Strategies Fund	—	—		21,787,279	169,668		—	21,956,947
Alternative Strategies Fund	—	62,365		5,261,724	—		—	5,324,089
Long Short Equity Strategy Fund	1,944,615	58,406		3,484,666	—		—	5,487,687
Long Short Interest Rate Strategy Fund	—	93,513		147,576,984	—		—	147,670,497
Emerging Markets 2x Strategy Fund	3,018,937	—		2,334,029	230,489		—	5,583,455
Inverse Emerging Markets 2x Strategy Fund	—	—		2,724,163	—		—	2,724,163

Liabilities
U.S Long Short Momentum Fund	—	6,023		—	—		—	6,023
Alternative Strategies Allocation Fund	—	12,448		—	—		—	12,448
Event Driven and Distressed Strategies Fund	—	—		—	—		—	—
Alternative Strategies Fund	—	6,425		—	—		—	6,425
Long Short Equity Strategy Fund	1,013,861	—		—	—		—	1,013,861
Long Short Interest Rate Strategy Fund	—	437,771		—	—		—	437,771
Emerging Markets 2x Strategy Fund	—	36		—	—		—	36
Inverse Emerging Markets 2x Strategy Fund	—	84,939		—	111,072		—	196,011

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the Levels as of the beginning of the period. During the year ended March 31, 2011, U.S. Long Short Momentum Fund had a security transfer into Level 3 from Level 1 as a result of trading on the security being halted. There were no other securities that transferred between levels.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS (continued)
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2011:

LEVEL 3 - Fair value measurement using significant unobservable inputs
Total

U.S. Long Short Momentum Fund
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	(9,130)
Total unrealized gains or losses included in earnings	(339,612)
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	365,992

Ending Balance	$17,250
The total unrealized gains or losses included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2011 was $(339,612) for the U.S. Long Short Momentum Fund.
8. Securities Transactions
For the year ended March 31, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	U.S. Long Short	Alternative	Event Driven	Alternative
	Momentum	Strategies	and Distressed	Strategies
	Fund	Allocation Fund	Strategies Fund	Fund

Purchases	$380,299,003	$30,673,836	$—	$—
Sales	$441,157,942	$40,219,285	$—	$—

	Long Short	Long Short	Emerging Markets	Inverse Emerging
	Equity Strategy	Interest Rate	2x Strategy	Markets 2x
	Fund	Strategy Fund	Fund	Strategy Fund

Purchases	$1,289,841	$—	$4,081,558	$—
Sales	$439,255	$—	$1,134,974	$—
9. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. On March 31, 2011, the U.S. Long Short Momentum Fund borrowed $815,000 under this agreement. As of and for the year ended March 31, 2011, the remaining Funds did not have any other borrowings under this agreement.
10. Name Changes
On May 28, 2010, the All-Cap Opportunity Fund changed its Fund name to the U.S. Long Short Momentum Fund. The name change did not have any impact on the Fund’s investment objectives, tickers, or CUSIPS.
11. Acquisition of Security Benefit Corporation
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Advisor”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Advisor (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction did not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreement with the Investment Advisor and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements
74 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)
(“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
12. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
13. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which operates under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 75

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders
of Rydex Series Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the U.S. Long Short Momentum Fund, Alternative Strategies Allocation Fund, Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund, Long Short Interest Rate Strategy Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund (eight of the series constituting the Rydex Series Funds) (the “Funds”) as of March 31, 2011, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian, transfer agent of underlying funds, and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at March 31, 2011, and the results of their operations, the changes in their net assets, and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
May 26, 2011
76 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)
Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
Of the taxable ordinary income distributions paid during the fiscal year ending March 31, 2011, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying

Alternative Strategies Allocation Fund	0.12%
Long Short Equity Strategy Fund	1.49%
Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	% Qualifying

Alternative Strategies Allocation Fund	0.14%
Long Short Equity Strategy Fund	1.67%
With respect to the taxable year ended March 31, 2011, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

		Long Short	Long Short
	Alternative	Equity	Interest Rate
	Strategies	Strategy	Strategy
	Fund	Fund	Fund

From long-term capital gains, subject to the 15% rate gains category:	$131,937	$129,798	$355,153
From long-term capital gains, using proceeds from shareholder redemptions:	28,387	27,736	—
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month year ended March 31 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 77

OTHER INFORMATION (Unaudited) (concluded)
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
78 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds — 1997	148
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 79

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
80 | THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy J. Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT | 81

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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RSTF-ANN-0311x0312

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THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The U.S. enjoyed economic recovery through the 12 months ended March 31, 2011, despite the poor housing picture and slow-growing labor market. U.S. stocks emerged from the 2008-09 downturn in early 2010, slowed only at mid-year by European debt problems and the worry that expiration of U.S. government stimulus programs might lead to a double-dip recession. Concern that the recovery was not self-sustaining led the U.S. Federal Reserve (the “Fed”) to undertake a second round of quantitative easing in the last part of 2010 to keep long-term rates low and spur economic growth.
Stocks responded to the infusion of liquidity by rising nearly 25% from the end of August through March 2011, then stumbling after rising prices for oil and many other commodities accompanied concerns that inflation might get out of hand. The market’s 2011 gains proceeded to be wiped out by political unrest in the Mid East, renewed worries about the sovereign debt of peripheral European countries and a devastating earthquake and tsunami in Japan. Investor belief that these situations were under control, however, sparked a rebound that helped broad U.S. market measures finish the first quarter moderately higher, and 15% or more above the levels seen 12 months earlier.
Investors searching for higher yields increasingly took on credit risk over the past 12 months, which was reflected in good performance across most fixed income sectors, particularly investment grade corporate bonds and high-yield bonds. The yield on the benchmark 10-year Treasury has been climbing since last fall, as safe-haven buying subsided except during market shocks like the Japanese earthquake.
The Fed said in March 2011 that the economy was on firmer footing and that the run-up in commodity prices would not lead to a sustained increase in inflation. It stuck with its planned purchase of up to $600 billion in government bonds, slated to end in June 2011, and—as it has since December 2008—left short-term rates unchanged.
Many U.S. investors are preparing for the shift away from the bond-buying strategy, which they anticipate could slow or halt the stock market rally and introduce a period of volatility. Investors in global markets, meanwhile, are increasingly concerned about the potential for soaring food and energy prices to derail global economic recovery.
The accumulation of shocks, ranging from higher oil prices to turmoil in the Mid East to the effects of the natural disaster in Japan, has led to a lowering of global growth forecasts for 2011. These overseas events pounded the U.S. economy in the form of higher fuel prices, supply-chain disruptions and financial market volatility, also leading to downgrades in estimates of U.S. GDP growth for the first quarter and entire year of 2011. Continuing weakness in the housing market is still plaguing economic growth. The March labor market report showed job growth was picking up, but flat growth in wages and higher fuel and food costs kept consumers on edge. Increases in energy and food prices seem not yet to have spilled into broader inflation measures. Consumer spending is growing, although slowly, while corporate profits continue to rise impressively.
Geopolitical events and improving economic conditions have generally pushed commodity prices higher over the past 12 months. In the first quarter of 2011, the price of a barrel of oil rose above $100 for the first time since 2008. The higher price of oil as a production cost caused the prices of many metals to slip in early 2011, aided by a pullback in demand due to the Japanese quake or China’s efforts to slow lending. Gold spent much of the first quarter of 2011 in negative territory, but has turned in a spectacular climb over the past 12 months, closing out the period at a record high of $1,438 an ounce.
The dollar gained on the euro in 2010, reflecting concern about Europe’s crisis in sovereign debt, but the rally did not carry over into the first quarter of 2011, even though the Mid East was in turmoil, a
2 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)
nuclear crisis overtook Japan and Portugal was pointing toward default. In fact, the dollar in the first quarter of 2011 lost out to many currency counterparts around the world, gaining only slightly against the yen. Since the trade-weighted index for the U.S. dollar peaked last summer, it has fallen 15%, as investors seemed to fear the deleterious effects of continuous Fed easing.
U.S. economic growth, while not robust, has proven strong enough to overcome some major shocks in the first quarter of 2011. The government stimulus package and quantitative easing program have revived the economy, and optimism is growing that the recovery from the financial crisis and ensuing recession is becoming self-sustaining. The end of Fed easing could signal that the policymakers are comfortable with the strength of the expansion, and believe that house prices and joblessness may be poised to recover. For the rest of 2011, investors face interest rate risk arising from inflationary monetary policy and deteriorating credit quality in the industrialized world. Energy shortages that could put upward pressure on the prices of oil, natural gas and coal pose perhaps the largest risk to economic growth.
At Rydex|SGI, our products are designed to help investors navigate uncertain markets, including hedging or augmenting exposures to the equity or fixed-income markets, or introducing alternative assets and strategies to portfolios for overall diversification1. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer

[1]	Diversification neither assures a profit nor eliminates the risk of experiencing investment losses.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2010 and ending March 31, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2010	March 31, 2011	Period[2]

Table 1. Based on actual Fund return[3]
All-Asset Conservative Strategy Fund
A-Class	0.00%	5.87%	$1,000.00	$1,058.69	$—
C-Class	0.75%	5.46%	1,000.00	1,054.60	3.84
H-Class	0.00%	5.86%	1,000.00	1,058.63	—
All-Asset Moderate Strategy Fund
A-Class	0.00%	8.73%	1,000.00	1,087.27	—
C-Class	0.75%	8.39%	1,000.00	1,083.91	3.90
H-Class	0.00%	8.73%	1,000.00	1,087.27	—
All-Asset Aggressive Strategy Fund
A-Class	0.00%	12.07%	1,000.00	1,120.72	—
C-Class	0.75%	11.72%	1,000.00	1,117.22	3.96
H-Class	0.00%	12.19%	1,000.00	1,121.92	—

Table 2. Based on hypothetical 5% return (before expenses)
All-Asset Conservative Strategy Fund
A-Class	0.00%	5.00%	$1,000.00	$1,024.93	$—
C-Class	0.75%	5.00%	1,000.00	1,021.19	3.78
H-Class	0.00%	5.00%	1,000.00	1,024.93	—
All-Asset Moderate Strategy Fund
A-Class	0.00%	5.00%	1,000.00	1,024.93	—
C-Class	0.75%	5.00%	1,000.00	1,021.19	3.78
H-Class	0.00%	5.00%	1,000.00	1,024.93	—
All-Asset Aggressive Strategy Fund
A-Class	0.00%	5.00%	1,000.00	1,024.93	—
C-Class	0.75%	5.00%	1,000.00	1,021.19	3.78
H-Class	0.00%	5.00%	1,000.00	1,024.93	—

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2010 to March 31, 2011.
THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 5

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
ALL-ASSET CONSERVATIVE STRATEGY FUND
OBJECTIVE: Primarily seeks preservation of capital and, secondarily, seeks long-term growth of capital.
Inception: June 30, 2006
The Fed was the dominant force in the market for the past 12 months. The year 2010 began with the break out of the sovereign debt crisis in Europe, and equity markets fell off on the news. After a brief recovery during earnings season, the markets were reminded of the European crisis and fell off again. However, the Fed’s announcement of its second quantitative easing policy changed the market sentiment. Beginning in late August, sentiment moved to risk-on. In the meantime, macroeconomic numbers showed the economy was improving. Despite the emergence of the Ireland crisis later and the crisis in other European countries still lingering, the equity and commodities markets ignored these developments, and more than covered the losses from earlier in the year. Short-term bond yields late in the year touched record-low levels. Alternative investment strategies did not shine in this environment, and some momentum strategies that were designed to capture trends quicker actually lost money in the market swings. The economy continued its slow recovery in the first quarter of 2011, as equity markets benefited from extensive liquidity.
For the one-year period ended March 31, 2011, the All-Asset Conservative Strategy Fund H-Class returned 7.85%, compared with its benchmark (32% Russell 3000® Index, 8% MSCI EAFE Index and 60% Barclays Capital U.S. Aggregate Bond Index), which ended the year at 9.32%. In the whole period, the Small Cap Growth Fund, Mid Cap Growth Fund and Small Cap Value Fund contributed the most to performance. The International Long Short Select Fund, Equity Market Neutral Fund and Managed Futures Strategy Fund contributed the least to performance.
Derivatives in the Fund are used to provide the most efficient exposure to the components of the blended benchmark, as well as to provide liquidity. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings
(% of Total Net Assets)

Security Income Fund — U.S. Intermediate Bond Fund[1]	20.2%
RSF — U.S. Long Short Momentum Fund[1]	8.9%
RSF — Multi-Hedge Strategies Fund[1]	8.5%
Security Income Fund — High Yield Fund[1]	8.4%
Security Equity Fund®— Large Cap Concentrated Growth Fund[1]	5.3%
Security Large Cap Value Fund[1]	5.3%
RSF — Long Short Interest Rate Strategy Fund[1]	4.5%
RSF — Event Driven and Distressed Strategies Fund[1]	3.4%
Security Equity Fund® — Global Fund[1]	2.5%
RSF — Alternative Strategies Fund[1]	2.2%

Top Ten Total	69.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments RSF — Rydex Series Funds

[1]	A-Class shares
6 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class				C-Class			H-Class
	(06/30/06)				(06/30/06)			(06/30/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION

ALL-ASSET CONSERVATIVE STRATEGY FUND	7.86%	2.78%	3.77%	2.71%	7.07%	6.07%	3.00%	7.85%	3.78%
S&P 500 INDEX	15.65%	15.65%	3.08%	3.08%	15.65%	15.65%	3.08%	15.65%	3.08%
SYNTHETIC ALL-ASSET CONSERVATIVE STRATEGY BENCHMARKt	9.32%	9.32%	5.51%	5.51%	9.32%	9.32%	5.51%	9.32%	5.51%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.

t	Benchmark reflects 32% Russell 3000® Index, 8% MSCI EAFE Index®, and 60% Barclays Capital U.S. Aggregate Bond Index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, and the MSCI EAFE Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS	March 31, 2011
ALL-ASSET CONSERVATIVE STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 — 77.1%
Security Income Fund — U.S. Intermediate Bond Fund	681,059	$2,860,448
RSF — U.S. Long Short Momentum Fund*	88,399	1,262,331
RSF — Multi-Hedge Strategies Fund*	55,229	1,208,400
Security Income Fund — High Yield Fund	90,642	1,189,229
Security Equity Fund® — Large Cap Concentrated Growth Fund	82,740	754,585
Security Large Cap Value Fund	96,474	749,602
RSF — Long Short Interest Rate Strategy Fund*	25,514	637,088
RSF — Event Driven and Distressed Strategies Fund*	17,751	476,789
Security Equity Fund® — Global Fund	29,584	353,239
RSF — Alternative Strategies Fund*	12,429	316,570
RSF — Long Short Equity Strategy Fund*	9,156	243,104
Security Equity Fund® — Mid Cap Value Fund	6,468	228,504
Security Mid Cap Growth Fund*	26,086	227,473
RSF — Long/Short Commodities Strategy Fund	4,661	127,515
RSF — Real Estate Fund	3,058	88,864
Security Equity Fund® — Small Cap Growth Fund*	4,480	68,548
Security Equity Fund® — Small Cap Value Fund*	4,357	68,052
RSF — Commodities Strategy Fund*	3,195	61,731

Total Mutual Funds (Cost $9,343,717)		10,922,072

	Face
	Amount	Value

REPURCHASE AGREEMENT††,2 — 21.7%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$3,069,245	$3,069,245

Total Repurchase Agreement (Cost $3,069,245)		3,069,245

Total Investments — 98.8% (Cost $12,412,962)		$13,991,317

Cash & Other Assets, Less Liabilities — 1.2%		175,486

Total Net Assets — 100.0%		$14,166,803

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts
(Aggregate Value of Contracts $594,563)	9	$9,011
June 2011 MSCI EAFE Index Mini Futures Contracts
(Aggregate Value of Contracts $337,260)	4	3,797
June 2011 U.S. Treasury 5 Year Note Futures Contracts
(Aggregate Value of Contracts $1,282,960)	11	(3,367)

(Total Aggregate Value of Contracts $2,214,783)		$9,441

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	A-Class shares of Affiliated Funds.

[2]	Repurchase Agreement — See Note 6.

RSF — Rydex Series Funds

8 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT	See Notes to Financial Statements.

ALL-ASSET CONSERVATIVE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments in affiliated issuers, at value	$10,922,072
Repurchase agreements, at value	3,069,245

Total investments	13,991,317
Segregated cash with broker	84,600
Receivables:
Fund shares sold	114,433
Interest	4

Total assets	14,190,354

Liabilities:
Payable for:
Variation margin	5,267
Fund shares redeemed	12,822
Distribution and service fees	5,462

Total liabilities	23,551

Net assets	$14,166,803

Net assets consist of:
Paid in capital	$14,160,708
Undistributed net investment income	181,984
Accumulated net realized loss on investments	(1,763,685)
Net unrealized appreciation on investments	1,587,796

Net assets	$14,166,803

A-Class:
Net assets	$2,915,424
Capital shares outstanding	269,681
Net asset value per share	$10.81

Maximum offering price per share*	$11.35

C-Class:
Net assets	$8,683,297
Capital shares outstanding	833,584
Net asset value per share	$10.42

H-Class:
Net assets	$2,568,082
Capital shares outstanding	237,313
Net asset value per share	$10.82

Investments at affiliated issuers, at cost	$9,343,717
Repurchase agreements, at cost	3,069,245

Total cost	$12,412,962
STATEMENT OF OPERATIONS
Year Ended March 31, 2011

Investment Income:
Dividends from affiliated issuers	$211,301
Interest	3,447

Total investment income	214,748

Expenses:
Distribution and service fees:
C-Class	70,417

Total expenses	70,417

Net investment income	144,331

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	706,330
Futures contracts	(20,017)
Realized gain distributions from affiliated issuers	57,212

Net realized gain	743,525

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	169,631
Futures contracts	9,441

Net change in unrealized appreciation (depreciation)	179,072

Net realized and unrealized gain	922,597

Net increase in net assets resulting from operations	$1,066,928

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

See Notes to Financial Statements.	THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 9

ALL-ASSET CONSERVATIVE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (decrease) in net assets from operations:
Net investment income	$144,331	$124,197
Net realized gain on investments	743,525	639,724
Net change in unrealized appreciation (depreciation) on investments	179,072	1,448,397

Net increase in net assets resulting from operations	1,066,928	2,212,318

Distributions to shareholders from:
Net investment income
A-Class	(17,209)[a]	(46,919)[a]
C-Class	(62,122)[a]	(154,231)[a]
H-Class	(18,378)[a]	(57,560)[a]
Net realized gains
A-Class	(6,632)[a]	(2,025)[a]
C-Class	(23,940)[a]	(6,656)[a]
H-Class	(7,082)[a]	(2,484)[a]

Total distributions to shareholders	(135,363)	(269,875)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,312,584	2,771,441
C-Class	3,358,472	6,862,753
H-Class	1,148,814	2,804,609
Redemption fees collected
A-Class	297	691
C-Class	1,002	1,905
H-Class	420	881
Distributions reinvested
A-Class	21,774	44,175
C-Class	80,877	148,390
H-Class	23,579	55,860
Cost of shares redeemed
A-Class	(1,409,993)	(2,700,284)
C-Class	(4,789,006)	(3,641,473)
H-Class	(3,460,152)	(1,748,551)

Net increase (decrease) from capital share transactions	(3,711,332)	4,600,397

Net increase (decrease) in net assets	(2,779,767)	6,542,840
Net assets:
Beginning of year	16,946,570	10,403,730

End of year	$14,166,803	$16,946,570

Undistributed net investment income at end of year	$181,984	$135,362

Capital share activity:
Shares sold
A-Class	126,661	297,040
C-Class	340,674	730,691
H-Class	110,639	285,678
Shares issued from reinvestment of distributions
A-Class	2,066	4,444
C-Class	7,952	15,345
H-Class	2,235	5,620
Shares redeemed
A-Class	(136,437)	(287,337)
C-Class	(479,619)	(385,038)
H-Class	(336,679)	(179,433)

Net increase (decrease) in shares	(362,508)	487,010

[a]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

10 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT	See Notes to Financial Statements.

ALL-ASSET CONSERVATIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31
A-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$10.11	$8.64	$10.74	$10.70	$10.00

Income (loss) from investment operations:
Net investment income[c]	.14	.12	.28	.26	.20
Net gain (loss) on investments (realized and unrealized)	.65	1.52	(2.08)	.12	.56

Total from investment operations	.79	1.64	(1.80)	.38	.76

Less distributions from:
Net investment income	(.07)[d]	(.16)[d]	(.14)[d]	(.22)[d]	(.09)
Net realized gains	(.02)[d]	(.01)[d]	(.16)[d]	(.14)[d]	—

Total distributions	(.09)	(.17)	(.30)	(.36)	(.09)

Redemption fees collected	— [e]	— [e]	— [e]	.02	.03

Net asset value, end of period	$10.81	$10.11	$8.64	$10.74	$10.70

Total Return[f]	7.86%	19.02%	(17.05%)	3.70%	7.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,915	$2,805	$2,274	$4,431	$782

Ratios to average net assets:
Net investment income	1.39%	1.27%	2.84%	2.39%	2.47%
Total expenses[g]	—	—	—	0.01%	0.01%

Portfolio turnover rate	112%	174%	230%	119%	105%

					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31
C-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$9.82	$8.46	$10.60	$10.65	$10.00

Income (loss) from investment operations:
Net investment income[c]	.07	.05	.28	.17	.08
Net gain (loss) on investments (realized and unrealized)	.62	1.48	(2.12)	.12	.63

Total from investment operations	.69	1.53	(1.84)	.29	.71

Less distributions from:
Net investment income	(.07)[d]	(.16)[d]	(.14)[d]	(.22)[d]	(.09)
Net realized gains	(.02)[d]	(.01)[d]	(.16)[d]	(.14)[d]	—

Total distributions	(.09)	(.17)	(.30)	(.36)	(.09)

Redemption fees collected	— [e]	— [e]	— [e]	.02	.03

Net asset value, end of period	$10.42	$9.82	$8.46	$10.60	$10.65

Total Return[f]	7.07%	18.12%	(17.65%)	2.86%	7.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,683	$9,474	$5,107	$5,074	$2,804

Ratios to average net assets:
Net investment income	0.66%	0.58%	2.87%	1.53%	1.05%
Total expenses[g]	0.75%	0.75%	0.75%	0.75%	0.76%

Portfolio turnover rate	112%	174%	230%	119%	105%

See Notes to Financial Statements.	THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 11

ALL-ASSET CONSERVATIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31
H-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$10.12	$8.65	$10.75	$10.71	$10.00

Income (loss) from investment operations:
Net investment income[c]	.14	.12	.31	.25	.15
Net gain (loss) on investments (realized and unrealized)	.65	1.52	(2.11)	.13	.62

Total from investment operations	.79	1.64	(1.80)	.38	.77

Less distributions from:
Net investment income	(.07)[d]	(.16)[d]	(.14)[d]	(.22)[d]	(.09)
Net realized gains	(.02)[d]	(.01)[d]	(.16)[d]	(.14)[d]	—

Total distributions	(.09)	(.17)	(.30)	(.36)	(.09)

Redemption fees collected	— [e]	— [e]	— [e]	.02	.03

Net asset value, end of period	$10.82	$10.12	$8.65	$10.75	$10.71

Total Return[f]	7.85%	19.00%	(17.03%)	3.69%	8.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,568	$4,667	$3,022	$7,014	$3,634

Ratios to average net assets:
Net investment income	1.33%	1.28%	3.14%	2.28%	1.93%
Total expenses[g]	—	—	—	0.01%	0.01%

Portfolio turnover rate	112%	174%	230%	119%	105%

[a]	For the period ended March 31, 2007, percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2006.

[c]	Net investment income per share was computed using average shares outstanding throughout the period.

[d]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[e]	Redemption fees collected are less than $0.01 per share.

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[g]	Does not include expenses of the underlying funds in which the Fund invests.

12 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 13

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
ALL-ASSET MODERATE STRATEGY FUND
OBJECTIVE: Primarily seeks growth of capital and, secondarily, seeks preservation of capital.
Inception: June 30, 2006
The Fed was the dominant force in the market for the past 12 months. The year 2010 began with the break out of the sovereign debt crisis in Europe, and equity markets fell off on the news. After a brief recovery during earnings season, the markets were reminded of the European crisis and fell off again. However, the Fed’s announcement of its second quantitative easing policy changed the market sentiment. Beginning in late August, sentiment moved to risk-on. In the meantime, macroeconomic numbers showed the economy was improving. Despite the emergence of the Ireland crisis later and the crisis in other European countries still lingering, the equity and commodities markets ignored these developments, and more than covered the losses from earlier in the year. Short-term bond yields late in the year touched record-low levels. Alternative investment strategies did not shine in this environment, and some momentum strategies that were designed to capture trends quicker actually lost money in the market swings. The economy continued its slow recovery in the first quarter of 2011, as equity markets benefited from extensive liquidity.
For the one-year period ended March 31, 2011, the All-Asset Moderate Strategy Fund H-Class returned 9.39%, compared with its benchmark (48% Russell 3000® Index, 12% MSCI EAFE Index and 40% Barclays Capital U.S. Aggregate Bond Index), which ended the year at 11.61%. In the whole period, the Small Cap Growth Fund, Mid Cap Growth Fund and Small Cap Value Fund contributed the most to performance. The International Long Short Select Fund, Equity Market Neutral Fund and Managed Futures Strategy Fund contributed the least to performance.
Derivatives in the Fund are used to provide the most efficient exposure to the components of the blended benchmark, as well as to provide liquidity. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings
(% of Total Net Assets)

Security Income Fund — U.S. Intermediate Bond Fund[1]	18.1%
RSF — U.S. Long Short Momentum Fund[1]	11.5%
Security Equity Fund®— Large Cap Concentrated Growth Fund[1]	7.8%
Security Large Cap Value Fund	7.7%
Security Equity Fund® — Global Fund[1]	7.2%
RSF — Multi-Hedge Strategies Fund[1]	5.8%
RSF — Long Short Interest Rate Strategy Fund[1]	4.4%
RSF — Event Driven and Distressed Strategies Fund[1]	2.9%
Security Mid Cap Growth Fund[1]	2.4%
Security Equity Fund® — Mid Cap Value Fund[1]	2.4%

Top Ten Total	70.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments RSF — Rydex Series Funds

[1]	A-Class shares
14 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class				C-Class			H-Class
	(06/30/06)				(06/30/06)			(06/30/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION

ALL-ASSET MODERATE STRATEGY FUND	9.39%	4.20%	3.79%	2.73%	8.62%	7.62%	3.03%	9.39%	3.79%
S&P 500 INDEX	15.65%	15.65%	3.08%	3.08%	15.65%	15.65%	3.08%	15.65%	3.08%
SYNTHETIC ALL-ASSET MODERATE STRATEGY BENCHMARK t	11.61%	11.61%	4.81%	4.81%	11.61%	11.61%	4.81%	11.61%	4.81%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

t	Benchmark reflects 48% Russell 3000® Index, 12% MSCI EAFE Index®, and 40% Barclays Capital U.S. Aggregate Bond Index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, and the MSCI EAFE Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS	March 31, 2011
ALL-ASSET MODERATE STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 — 79.7%
Security Income Fund — U.S. Intermediate Bond Fund	1,328,000	$5,577,598
RSF — U.S. Long Short Momentum Fund*	247,187	3,529,835
Security Equity Fund® — Large Cap Concentrated Growth Fund	262,480	2,393,814
Security Large Cap Value Fund	305,745	2,375,637
Security Equity Fund® — Global Fund	186,376	2,225,332
RSF — Multi-Hedge Strategies Fund*	81,407	1,781,176
RSF — Long Short Interest Rate Strategy Fund*	54,453	1,359,685
RSF — Event Driven and Distressed Strategies Fund*	32,911	883,993
Security Mid Cap Growth Fund*	85,056	741,689
Security Equity Fund® — Mid Cap Value Fund	20,882	737,744
RSF — Long Short Equity Strategy Fund*	19,009	504,687
RSF — Alternative Strategies Fund*	19,666	500,881
Security Income Fund — High Yield Fund	35,493	465,673
RSF — Long/Short Commodities Strategy Fund	15,726	430,250
Security Equity Fund® — Small Cap Growth Fund*	20,126	307,922
Security Equity Fund® — Small Cap Value Fund*	19,448	303,779
RSF — Commodities Strategy Fund*	13,096	253,022
RSF — Real Estate Fund	5,010	145,601

Total Mutual Funds (Cost $20,232,835)		24,518,318

	Face
	Amount	Value

REPURCHASE AGREEMENT††,2 — 19.7%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$6,070,826	$6,070,826

Total Repurchase Agreement (Cost $6,070,826)		6,070,826

Total Investments — 99.4% (Cost $26,303,661)		$30,589,144

Cash & Other Assets, Less Liabilities — 0.6%		188,324

Total Net Assets — 100.0%		$30,777,468

		Unrealized
	Contracts	Gain (Loss)

FUTURE CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,104,937)	47	$47,056
June 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $674,520)	8	7,595
June 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,516,227)	13	(3,232)

(Total Aggregate Value of Contracts $5,295,684)		$51,419

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	A-Class shares of Affiliated Funds.

[2]	Repurchase Agreement — See Note 6.

RSF — Rydex Series Funds

16 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT	See Notes to Financial Statements.

ALL-ASSET MODERATE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments in affiliated issuers, at value	$24,518,318
Repurchase agreements, at value	6,070,826

Total investments	30,589,144
Segregated cash with broker	289,800
Receivables:
Fund shares sold	3,075
Interest	8

Total assets	30,882,027

Liabilities:
Payable for:
Variation margin	12,548
Fund shares redeemed	80,764
Distribution and service fees	11,247

Total liabilities	104,559

Net assets	$30,777,468

Net assets consist of:
Paid in capital	$34,012,341
Undistributed net investment income	245,665
Accumulated net realized loss on investments	(7,817,440)
Net unrealized appreciation on investments	4,336,902

Net assets	$30,777,468

A-Class:
Net assets	$8,484,813
Capital shares outstanding	793,654
Net asset value per share	$10.69

Maximum offering price per share*	$11.22

C-Class:
Net assets	$17,814,851
Capital shares outstanding	1,728,493
Net asset value per share	$10.31

H-Class:
Net assets	$4,477,804
Capital shares outstanding	418,773
Net asset value per share	$10.69

Investments in affiliated issuers, at cost	$20,232,835
Repurchase agreements, at cost	6,070,826
Total cost	$26,303,661
STATEMENT OF OPERATIONS

Year Ended March 31, 2011

Investment Income:
Dividends in affiliated issuers	$300,105
Interest	3,961

Total investment income	304,066

Expenses:
Distribution and service fees:
C-Class	135,183

Total expenses	135,183

Net investment income	168,883

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	1,834,848
Futures contracts	98,807
Realized gain distributions received from affiliated issuers	123,078

Net realized gain	2,056,733

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	177,902
Futures contracts	51,419

Net change in unrealized appreciation (depreciation)	229,321

Net realized and unrealized gain	2,286,054

Net increase in net assets resulting from operations	$2,454,937

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

See Notes to Financial Statements.	THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 17

ALL-ASSET MODERATE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (decrease) in net assets from operations:
Net investment income	$168,883	$187,448
Net realized gain on investments	2,056,733	1,774,617
Net change in unrealized appreciation (depreciation) on investments	229,321	5,927,044

Net increase in net assets resulting from operations	2,454,937	7,889,109

Distributions to shareholders from:
Net investment income
A-Class	(36,863)[a]	(181,973)[a]
C-Class	(80,363)[a]	(353,869)[a]
H-Class	(21,060)[a]	(114,562)[a]
Net realized gains
A-Class	(20,468)[a]	(7,728)[a]
C-Class	(44,621)[a]	(15,027)[a]
H-Class	(11,693)[a]	(4,865)[a]

Total distributions to shareholders	(215,068)	(678,024)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,264,995	6,093,317
C-Class	4,762,262	6,542,120
H-Class	1,666,855	5,480,540
Redemption fees collected
A-Class	551	6,784
C-Class	1,160	13,624
H-Class	371	4,711
Distributions reinvested
A-Class	53,429	163,536
C-Class	117,251	349,382
H-Class	32,009	112,274
Cost of shares redeemed
A-Class	(4,409,898)	(6,164,594)
C-Class	(7,882,677)	(9,138,829)
H-Class	(5,242,983)	(5,569,956)

Net decrease from capital share transactions	(8,636,675)	(2,107,091)

Net increase (decrease) in net assets	(6,396,806)	5,103,994
Net assets:
Beginning of year	37,174,274	32,070,280

End of year	$30,777,468	$37,174,274

Undistributed net investment income at end of year	$245,665	$215,068

Capital share activity:
Shares sold
A-Class	222,647	668,414
C-Class	487,674	739,428
H-Class	163,150	574,958
Shares issued from reinvestment of distributions
A-Class	5,167	16,964
C-Class	11,737	37,241
H-Class	3,096	11,622
Shares redeemed
A-Class	(441,339)	(674,704)
C-Class	(822,570)	(1,026,637)
H-Class	(525,938)	(599,341)

Net decrease in shares	(896,376)	(252,055)

[a]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

18 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT	See Notes to Financial Statements.

ALL-ASSET MODERATE STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31
A-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$9.84	$7.93	$10.18	$10.56	$10.00

Income (loss) from investment operations:
Net investment income[c]	.10	.09	.20	.17	.18
Net gain (loss) on investments (realized and unrealized)	.82	1.99	(2.31)	(.24)	.79

Total from investment operations	.92	2.08	(2.11)	(.07)	.97

Less distributions from:
Net investment income	(.05)[d]	(.17)[d]	(.02)[d]	(.12)[d]	(.10)[d]
Net realized gains	(.02)[d]	(.01)[d]	(.12)[d]	(.19)[d]	(.32)[d]

Total distributions	(.07)	(.18)	(.14)	(.31)	(.42)

Redemption fees collected	— [e]	.01	— [e]	— [e]	.01

Net asset value, end of period	$10.69	$9.84	$7.93	$10.18	$10.56

Total Return[f]	9.39%	26.34%	(20.85%)	(0.75%)	9.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,485	$9,907	$7,907	$10,214	$9,719

Ratios to average net assets:
Net investment income	0.95%	0.94%	2.14%	1.58%	2.26%
Total expenses[g]	—	—	—	0.01%	—

Portfolio turnover rate	93%	170%	220%	125%	66%

					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31
C-Class	2011	2010	2009	2008	2007[a,b]
Per Share Data
Net asset value, beginning of period	$9.56	$7.77	$10.05	$10.50	$10.00

Income (loss) from investment operations:
Net investment income[c]	.02	.02	.11	.10	.11
Net gain (loss) on investments (realized and unrealized)	.80	1.94	(2.25)	(.24)	.80

Total from investment operations	.82	1.96	(2.14)	(.14)	.91

Less distributions from:
Net investment income	(.05)[d]	(.17)[d]	(.02)[d]	(.12)[d]	(.10)[d]
Net realized gains	(.02)[d]	(.01)[d]	(.12)[d]	(.19)[d]	(.32)[d]

Total distributions	(.07)	(.18)	(.14)	(.31)	(.42)

Redemption fees collected	— [e]	.01	— [e]	— [e]	.01

Net asset value, end of period	$10.31	$9.56	$7.77	$10.05	$10.50

Total Return[f]	8.62%	25.33%	(21.42%)	(1.43%)	9.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,815	$19,607	$17,885	$30,282	$18,551

Ratios to average net assets:
Net investment income	0.21%	0.17%	1.22%	0.90%	1.34%
Total expenses[g]	0.75%	0.75%	0.75%	0.76%	0.75%

Portfolio turnover rate	93%	170%	220%	125%	66%

See Notes to Financial Statements.	THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 19

ALL-ASSET MODERATE STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31
H-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$9.84	$7.94	$10.18	$10.56	$10.00

Income (loss) from investment operations:
Net investment income[c]	.09	.08	.16	.13	.18
Net gain (loss) on investments (realized and unrealized)	.83	1.99	(2.26)	(.20)	.79

Total from investment operations	.92	2.07	(2.10)	(.07)	.97

Less distributions from:
Net investment income	(.05)[d]	(.17)[d]	(.02)[d]	(.12)[d]	(.10)[d]
Net realized gains	(.02)[d]	(.01)[d]	(.12)[d]	(.19)[d]	(.32)[d]

Total distributions	(.07)	(.18)	(.14)	(.31)	(.42)

Redemption fees collected	— [e]	.01	— [e]	— [e]	.01

Net asset value, end of period	$10.69	$9.84	$7.94	$10.18	$10.56

Total Return[f]	9.39%	26.18%	(20.75%)	(0.75%)	9.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,478	$7,660	$6,279	$11,359	$8,623

Ratios to average net assets:
Net investment income	0.92%	0.92%	1.73%	1.22%	2.32%
Total expenses[g]	—	—	—	0.01%	—

Portfolio turnover rate	93%	170%	220%	125%	66%

[a]	For the period ended March 31, 2007, percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2006.

[c]	Net investment income per share was computed using average shares outstanding throughout the period.

[d]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[e]	Redemption fees collected are less than $0.01 per share.

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[g]	Does not include expenses of the underlying funds in which the Fund invests.

20 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2011
ALL-ASSET AGGRESSIVE STRATEGY FUND
OBJECTIVE: Seeks growth of capital.
Inception: June 30, 2006
The Fed was the dominant force in the market for the past 12 months. The year 2010 began with the break out of the sovereign debt crisis in Europe, and equity markets fell off on the news. After a brief recovery during earnings season, the markets were reminded of the European crisis and fell off again. However, the Fed’s announcement of its second quantitative easing policy changed the market sentiment. Beginning in late August, sentiment moved to risk-on. In the meantime, macroeconomic numbers showed the economy was improving. Despite the emergence of the Ireland crisis later and the crisis in other European countries still lingering, the equity and commodities markets ignored these developments, and more than covered the losses from earlier in the year. Short-term bond yields late in the year touched record-low levels. Alternative investment strategies did not shine in this environment, and some momentum strategies that were designed to capture trends quicker actually lost money in the market swings. The economy continued its slow recovery in the first quarter of 2011, as equity markets benefited from extensive liquidity.
For the one-year period ended March 31, 2011, the All-Asset Aggressive Strategy Fund H-Class returned 12.31%, compared with its benchmark (64% Russell 3000® Index, 16% MSCI EAFE Index and 20% Barclays Capital U.S. Aggregate Bond Index), which ended the year at 14.15%. In the whole period, the Small Cap Growth Fund, Mid Cap Growth Fund and Small Cap Value Fund contributed the most to performance. The International Long Short Select Fund, Equity Market Neutral Fund and Managed Futures Strategy Fund contributed the least to performance.
Derivatives in the Fund are used to provide the most efficient exposure to the components of the blended benchmark, as well as to provide liquidity. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings
(% of Total Net Assets)

RSF — U.S. Long Short Momentum Fund[1]	13.8%
Security Equity Fund® — Global Fund[1]	10.8%
Security Equity Fund® — Large Cap Concentrated Growth Fund[1]	10.0%
Security Large Cap Value Fund[1]	9.9%
Security Income Fund — U.S. Intermediate Bond Fund[1]	9.5%
RSF — Long Short Interest Rate Strategy Fund[1]	4.8%
RSF — Multi-Hedge Strategies Fund[1]	4.0%
Security Mid Cap Growth Fund[1]	3.0%
Security Equity Fund® — Mid Cap Value Fund[1]	3.0%
RSF — Event Driven and Distressed Strategies Fund[1]	2.5%

Top Ten Total	71.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

RSF	— Rydex Series Funds

[1]	A-Class shares
22 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/11

	A-Class				C-Class			H-Class
	(06/30/06)				(06/30/06)			(06/30/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION

ALL-ASSET AGGRESSIVE STRATEGY FUND	12.31%	7.01%	3.76%	2.70%	11.47%	10.47%	2.96%	12.31%	3.76%
S&P 500 INDEX	15.65%	15.65%	3.08%	3.08%	15.65%	15.65%	3.08%	15.65%	3.08%
SYNTHETIC ALL-ASSET AGGRESSIVE STRATEGY BENCHMARK t	14.15%	14.15%	4.09%	4.09%	14.15%	14.15%	4.09%	14.15%	4.09%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

t	Benchmark reflects 64% Russell 3000® Index, 16% MSCI EAFE Index®, and 20% Barclays Capital U.S. Aggregate Bond Index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, and the MSCI EAFE Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS	March 31, 2011
ALL-ASSET AGGRESSIVE STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 — 80.9%
RSF — U.S. Long Short Momentum Fund*	166,889	$2,383,168
Security Equity Fund® — Global Fund	155,029	1,851,048
Security Equity Fund® — Large Cap Concentrated Growth Fund	187,782	1,712,576
Security Large Cap Value Fund	218,393	1,696,916
Security Income Fund — U.S. Intermediate Bond Fund	388,311	1,630,906
RSF — Long Short Interest Rate Strategy Fund*	33,310	831,745
RSF — Multi-Hedge Strategies Fund*	31,602	691,462
Security Mid Cap Growth Fund*	59,422	518,157
Security Equity Fund® — Mid Cap Value Fund	14,639	517,187
RSF — Event Driven and Distressed Strategies Fund*	16,283	437,356
RSF — Long Short Equity Strategy Fund*	10,172	270,066
RSF — Alternative Strategies Fund*	10,503	267,509
Security Equity Fund® — Small Cap Growth Fund*	17,037	260,670
Security Equity Fund® — Small Cap Value Fund*	16,549	258,501
RSF — Long/Short Commodities Strategy Fund	8,266	226,171
RSF — Commodities Strategy Fund*	9,002	173,910
Security Income Fund — High Yield Fund	11,682	153,273
RSF — Real Estate Fund	1,830	53,187

Total Mutual Funds (Cost $11,183,455)		13,933,808

	Face
	Amount	Value

REPURCHASE AGREEMENT††,2 — 18.4%
Credit Suisse Group issued 03/31/11 at 0.05% due 04/01/11	$3,164,433	$3,164,433

Total Repurchase Agreement (Cost $3,164,433)		3,164,433

Total Investments — 99.3% (Cost $14,347,888)		$17,098,241

Cash & Other Assets, Less Liabilities — 0.7%		113,144

Total Net Assets — 100.0%		$17,211,385

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
June 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,444,312)	37	$37,045
June 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $337,260)	4	3,797
June 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $116,633)	1	(1,443)

(Total Aggregate Value of Contracts $2,898,205)		$39,399

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	A-Class shares of Affiliated Funds.

[2]	Repurchase Agreement — See Note 6. RSF — Rydex Series Funds

24 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT	See Notes to Financial Statements.

ALL-ASSET AGGRESSIVE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

Assets:
Investments in affiliated issuers, at value	$13,933,808
Repurchase agreements, at value	3,164,433
Total investments	17,098,241
Segregated cash with broker	199,600
Receivables:
Fund shares sold	6,179
Interest	5

Total assets	17,304,025

Liabilities:
Payable for:
Variation margin	6,946
Fund shares redeemed	81,186
Distribution and service fees	4,508

Total liabilities	92,640

Net assets	$17,211,385

Net assets consist of:
Paid in capital	$18,058,634
Undistributed net investment income	106,401
Accumulated net realized loss on investments	(3,743,402)
Net unrealized appreciation on investments	2,789,752

Net assets	$17,211,385

A-Class:
Net assets	$7,133,659
Capital shares outstanding	685,865
Net asset value per share	$10.40

Maximum offering price per share*	$10.92

C-Class:
Net assets	$7,134,859
Capital shares outstanding	712,988
Net asset value per share	$10.01

H-Class:
Net assets	$2,942,867
Capital shares outstanding	283,055
Net asset value per share	$10.40	*

Investments in affiliated issuers, at cost	$11,183,455
Repurchase agreements, at cost	3,164,433

Total cost	$14,347,888
STATEMENT OF OPERATIONS

Year Ended March 31, 2011

Investment Income:
Dividends from affiliated issuers	$108,515
Interest	1,784

Total investment income	110,299

Expenses:
Distribution and service fees:
C-Class	49,896

Total expenses	49,896

Net investment income	60,403

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	542,878
Futures contracts	204,452
Realized gain distributions received from affiliated issuers	77,636

Net realized gain	824,966

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	875,901
Futures contracts	39,399

Net change in unrealized appreciation (depreciation)	915,300

Net realized and unrealized gain	1,740,266

Net increase in net assets resulting from operations	$1,800,669

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

See Notes to Financial Statements.	THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 25

ALL-ASSET AGGRESSIVE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2011	2010

Increase (decrease) in net assets from operations:
Net investment income	$60,403	$39,936
Net realized gain on investments	824,966	1,891,926
Net change in unrealized appreciation (depreciation) on investments	915,300	2,476,505

Net increase in net assets resulting from operations	1,800,669	4,408,367

Distributions to shareholders from:
Net investment income
A-Class	(4,100)[a]	(70,250)[a]
C-Class	(4,071)[a]	(70,882)[a]
H-Class	(1,726)[a]	(37,616)[a]
Net realized gains
A-Class	(19,053)[a]	(6,272)[a]
C-Class	(18,922)[a]	(6,329)[a]
H-Class	(8,023)[a]	(3,358)[a]

Total distributions to shareholders	(55,895)	(194,707)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,068,087	2,124,848
C-Class	1,443,010	2,646,769
H-Class	1,350,482	1,506,274
Redemption fees collected
A-Class	121	796
C-Class	128	776
H-Class	62	436
Distributions reinvested
A-Class	14,520	45,349
C-Class	21,423	73,772
H-Class	9,658	40,849
Cost of shares redeemed
A-Class	(2,185,888)	(2,799,013)
C-Class	(2,074,277)	(1,875,260)
H-Class	(2,331,122)	(2,124,552)

Net decrease from capital share transactions	(1,683,796)	(358,956)

Net increase in net assets	60,978	3,854,704
Net assets:
Beginning of year	17,150,407	13,295,703

End of year	$17,211,385	$17,150,407

Undistributed net investment income at end of year	$106,401	$55,895

Capital share activity:
Shares sold
A-Class	215,657	243,697
C-Class	155,387	316,405
H-Class	140,593	176,531
Shares issued from reinvestment of distributions
A-Class	1,455	5,005
C-Class	2,227	8,383
H-Class	968	4,509
Shares redeemed
A-Class	(226,325)	(325,847)
C-Class	(228,788)	(225,023)
H-Class	(249,441)	(254,656)

Net decrease in shares	(188,267)	(50,996)

a For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

26 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT	See Notes to Financial Statements.

ALL-ASSET AGGRESSIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
A-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$9.29	$6.98	$9.69	$10.28	$10.00

Income (loss) from investment operations:
Net investment income[c]	.07	.05	.12	.11	.24
Net gain (loss) on investments (realized and unrealized)	1.07	2.37	(2.60)	(.48)	.77

Total from investment operations	1.14	2.42	(2.48)	(.37)	1.01

Less distributions from:
Net investment income	(.01)[d]	(.10)[d]	(.22)[d]	(.06)[d]	(.10)[d]
Net realized gains	(.02)[d]	(.01)[d]	(.01)[d]	(.16)[d]	(.64)[d]

Total distributions	(.03)	(.11)	(.23)	(.22)	(.74)

Redemption fees collected	— [e]	— [e]	— [e]	— [e]	.01

Net asset value, end of period	$10.40	$9.29	$6.98	$9.69	$10.28

Total Return[f]	12.31%	34.67%	(25.81%)	(3.77%)	10.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,134	$6,457	$5,389	$8,596	$13,854

Ratios to average net assets:
Net investment income	0.70%	0.55%	1.40%	1.01%	3.11%
Total expenses[g]	—	—	0.02%	0.01%	—

Portfolio turnover rate	97%	185%	278%	120%	92%

					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
C-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$9.01	$6.82	$9.56	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.01)	(.02)	.05	.06	(.03)
Net gain (loss) on investments (realized and unrealized)	1.04	2.32	(2.56)	(.50)	.98

Total from investment operations	1.03	2.30	(2.51)	(.44)	.95

Less distributions from:
Net investment income	(.01)[d]	(.10)[d]	(.22)[d]	(.06)[d]	(.10)[d]
Net realized gains	(.02)[d]	(.01)[d]	(.01)[d]	(.16)[d]	(.64)[d]

Total distributions	(.03)	(.11)	(.23)	(.22)	(.74)

Redemption fees collected	— [e]	— [e]	— [e]	— [e]	.01

Net asset value, end of period	$10.01	$9.01	$6.82	$9.56	$10.22

Total Return[f]	11.47%	33.72%	(26.48%)	(4.48%)	9.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,135	$7,063	$4,667	$6,178	$6,537

Ratios to average net assets:
Net investment income (loss)	(0.09%)	(0.21%)	0.59%	0.60%	(0.34%)
Total expenses[g]	0.75%	0.75%	0.77%	0.76%	0.75%

Portfolio turnover rate	97%	185%	278%	120%	92%

See Notes to Financial Statements.	THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 27

ALL-ASSET AGGRESSIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
H-Class	2011	2010	2009	2008	2007[a,b]

Per Share Data
Net asset value, beginning of period	$9.29	$6.97	$9.69	$10.29	$10.00

Income (loss) from investment operations:
Net investment income[c]	.06	.04	.11	.08	.15
Net gain (loss) on investments (realized and unrealized)	1.08	2.39	(2.60)	(.46)	.87

Total from investment operations	1.14	2.43	(2.49)	(.38)	1.02

Less distributions from:
Net investment income	(.01)[d]	(.10)[d]	(.22)[d]	(.06)[d]	(.10)[d]
Net realized gains	(.02)[d]	(.01)[d]	(.01)[d]	(.16)[d]	(.64)[d]

Total distributions	(.03)	(.11)	(.23)	(.22)	(.74)

Redemption fees collected	— [e]	— [e]	— [e]	— [e]	.01

Net asset value, end of period	$10.40	$9.29	$6.97	$9.69	$10.29

Total Return[f]	12.31%	34.86%	(25.92%)	(3.87%)	10.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,943	$3,630	$3,240	$4,447	$6,486

Ratios to average net assets:
Net investment income	0.66%	0.53%	1.22%	0.80%	1.94%
Total expenses[g]	—	—	0.02%	0.01%	—

Portfolio turnover rate	97%	185%	278%	120%	92%

[a]	For the period ended March 31, 2007, percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: June 30, 2006.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[e]	Redemption fees collected are less than $0.01 per share.

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[g]	Does not include expenses of the underlying funds in which the Fund invests.

28 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
1. Organization and Significant Accounting Policies

Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Institutional Class and Y-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class shares. A-Class shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 12 months of purchase.
At March 31, 2011, the Trust consisted of fifty-eight separate funds. This report covers the Asset Allocation Funds (the “Funds”), while the other funds are contained in separate reports.
Each Fund is a “fund of funds,” which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of mutual funds (the underlying funds), within the same group of affiliated investment companies and exchange-traded funds (“ETFs”) instead of in individual securities. The underlying funds are advised by Security Investors, LLC (doing business as “Security Global Investors” (“SGI”)). SGI is an indirect, wholly-owned subsidiary of Security Benefit Corporation.
At March 31, 2011, only A-Class, C-Class and H-Class shares have been issued by the Funds. Prior to September 13, 2010, all classes were subject to a 1% redemption fee when shares were redeemed within 30 days of purchase. Effective September 13, 2010, the redemption fee was removed.
SGI provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The underlying funds are valued at their Net Asset Value per share (“NAV”) as of the close of business, usually 4:00 p.m. on the valuation date. Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
B. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 pm, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in the underlying funds are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees related to C-Class shares, are charged directly to such class. In addition, certain expenses have been allocated to the individual funds in the Trust on a pro rata basis upon the respective aggregate net assets of each fund included in the Trust.
E. The Funds invested in equity and interest rate futures contracts for liquidity and index exposure. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and
THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 29

NOTES TO FINANCIAL STATEMENTS (continued)
maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
F. Distributions of net investment income and net realized capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
G. Throughout the normal course of business, the Funds and the underlying funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
As part of their investment strategies, the underlying funds may utilize short sales and a variety of derivative instruments including, options, futures, options on futures, structured notes and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds’ NAVs.
The Funds are subject to a fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.
In conjunction with the use of futures contracts, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of futures contracts include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counter-party default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles require disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
During the year ended March 31, 2011, the Funds sought to gain exposure to their respective benchmarks by investing in equity and interest rate derivative instruments. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:
30 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Approximate percentage of Fund’s
Fund	net assets on a daily basis

All-Asset Conservative Strategy Fund	15%
All-Asset Moderate Strategy Fund	15%
All-Asset Aggressive Strategy Fund	15%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2011:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity/Interest rate contracts	Variation margin	Variation margin
The following table sets forth the fair value of the Funds’ derivative contracts by primary risk exposure at March 31, 2011:

	Asset Derivative Investments Value
	Futures	Futures
	Equity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	March 31, 2011

All-Asset Conservative Strategy Fund	$12,808	$—	$12,808
All-Asset Moderate Strategy Fund	54,651	—	54,651
All-Asset Aggressive Strategy Fund	40,842	—	40,842

	Liability Derivative Investments Value
	Futures	Futures
	Equity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	March 31, 2011

All-Asset Conservative Strategy Fund	$—	$3,367	$3,367
All-Asset Moderate Strategy Fund	—	3,232	3,232
All-Asset Aggressive Strategy Fund	—	1,443	1,443

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments.

Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended March 31, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity/Interest rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended March 31, 2011:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures
	Equity	Interest Rate
Fund	Contracts	Contracts	Total

All-Asset Conservative Strategy Fund	$76,707	$(96,724)	$(20,017)
All-Asset Moderate Strategy Fund	216,070	(117,263)	98,807
All-Asset Aggressive Strategy Fund	227,170	(22,718)	204,452
THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 31

NOTES TO FINANCIAL STATEMENTS (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures
	Equity	Interest Rate
Fund	Contracts	Contracts	Total

All-Asset Conservative Strategy Fund	$12,808	$(3,367)	$9,441
All-Asset Moderate Strategy Fund	54,651	(3,232)	51,419
All-Asset Aggressive Strategy Fund	40,842	(1,443)	39,399
4. Fees and Other Transactions with Affiliates
SGI manages the investment and reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay SGI a management fee. As part of its agreement with the Trust, SGI will pay all expenses of the Funds, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.
RFS provides transfer agent, accounting and administrative services to the Funds. However, the related fees are paid by SGI, as noted above.
The Funds have not adopted a Distribution Plan or a Shareholder Services Plan with respect to A-Class shares and H-Class shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to RDL and other firms that provide distribution services (“Service Providers”). The underlying funds will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act, as amended. If a Service Provider provides distribution or shareholder services, RDL will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets.
The Funds have adopted a Distribution and Shareholder Services Plan applicable to their C-Class             shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.50% distribution fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the financial advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
For the year ended March 31, 2011, RDL retained sales charges of $606,415 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
5. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2008-2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
32 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2011, the following Funds offset net realized capital gains with capital losses from previous years:

Fund	Amount

All-Asset Conservative Strategy Fund	$519,123
All-Asset Moderate Strategy Fund	451,455
All-Asset Aggressive Strategy Fund	309,551
The tax character of distributions paid during the year ended March 31, 2011 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

All-Asset Conservative Strategy Fund	$135,363	$—	$135,363
All-Asset Moderate Strategy Fund	215,068	—	215,068
All-Asset Aggressive Strategy Fund	55,895	—	55,895
The tax character of distributions paid during the year ended March 31, 2010 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

All-Asset Conservative Strategy Fund	$269,875	$—	$269,875
All-Asset Moderate Strategy Fund	678,024	—	678,024
All-Asset Aggressive Strategy Fund	194,707	—	194,707
The tax character of distributable earnings/(accumulated losses) at March 31, 2011 was as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term	Net Unrealized	Capital Loss
Fund	Income	Capital Gain	Appreciation	Carryforward [1]

All-Asset Conservative Strategy Fund	$181,984	$—	$1,554,955	$(1,730,844)
All-Asset Moderate Strategy Fund	245,665	—	3,891,739	(7,372,277)
All-Asset Aggressive Strategy Fund	106,401	—	2,342,060	(3,295,710)
Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

[1]	A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:

				Total
	Expires in	Expires in	Expires in	Capital Loss
Fund	2016	2017	2018	Carryforward

All-Asset Conservative Strategy Fund	$—	$(566,247)	$(1,164,597)	$(1,730,844)
All-Asset Moderate Strategy Fund	—	(3,987,917)	(3,384,360)	(7,372,277)
All-Asset Aggressive Strategy Fund	(34,076)	(1,832,491)	(1,429,143)	(3,295,710)
At March 31, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

All-Asset Conservative Strategy Fund	$12,436,362	$1,564,074	$(9,119)	$1,554,955
All-Asset Moderate Strategy Fund	26,697,405	3,922,218	(30,479)	3,891,739
All-Asset Aggressive Strategy Fund	14,756,181	2,352,916	(10,856)	2,342,060
6. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 33

NOTES TO FINANCIAL STATEMENTS (continued)
The repurchase agreements executed by the joint account and outstanding at March 31, 2011, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.05% due 04/01/11	$83,257,483	$83,257,483	$83,257,599
At March 31, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Date	Rate	Par Value	Market Value

U.S. Treasury Note	09/30/2012	0.38%	$85,134,600	$84,922,636
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
7. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2011:

	Level 1	Level 1	Level 2
	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Total

Assets
All-Asset Conservative Strategy Fund	$10,922,072	$12,808	$3,069,245	$14,004,125
All-Asset Moderate Strategy Fund	24,518,318	54,651	6,070,826	30,643,795
All-Asset Aggressive Strategy Fund	13,933,808	40,842	3,164,433	17,139,083

Liabilities
All-Asset Conservative Strategy Fund	—	3,367	—	3,367
All-Asset Moderate Strategy Fund	—	3,232	—	3,232
All-Asset Aggressive Strategy Fund	—	1,443	—	1,443

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods
34 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)
beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the year ended March 31, 2011, there were no significant transfers between Levels.
8. Securities Transactions
During the year ended March 31, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	All-Asset	All-Asset	All-Asset
	Conservative Strategy Fund	Moderate Strategy Fund	Aggressive Strategy Fund

Purchases	$ 14,506,949	$ 26,904,239	$ 14,375,578
Sales	$ 19,767,362	$ 40,724,337	$ 18,525,270
9. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the year ended March 31, 2011, the Funds did not have any borrowings under this agreement.
10. Acquisition of Security Benefit Corporation
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction did not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreement with the Investment Adviser (the “Previous Agreement”). The new investment advisory agreement (“New Agreement”) was approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreement are substantially identical to the corresponding Previous Agreement, except with respect to the date of execution.
11. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
12. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors, LLC, the Funds’ investment advisor merged with and into Security Investors, LLC, which operates under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreements with Rydex Advisors, LLC, in order to reflect the change of the identity of the investment adviser. No other changes were made to the investment advisory agreements of the Funds, and the fees and expenses of the Funds remained the same.
THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders
of Rydex Series Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the All-Asset Conservative Strategy Fund, All-Asset Moderate Strategy Fund, and All-Asset Aggressive Strategy Fund (three of the series constituting the Rydex Series Funds) (the “Funds”) as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period June 30, 2006 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the transfer agent of the underlying funds and brokers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at March 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended and the period June 30, 2006 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.
McLean, Virginia
May 26, 2011
36 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT

OTHER INFORMATION (Unaudited)
Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
Of the taxable ordinary income distributions paid during the fiscal year ending March 31, 2011, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying

All-Asset Conservative Strategy Fund	5.75%
All-Asset Moderate Strategy Fund	12.58%
All-Asset Aggressive Strategy Fund	35.63%
Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	% Qualifying

All-Asset Conservative Strategy Fund	5.99%
All-Asset Moderate Strategy Fund	12.80%
All-Asset Aggressive Strategy Fund	35.77%
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888.
This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
Change of Address
Effective on January 17, 2011, the RYDEX | SGI office moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 37

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Name, Position and	Length of Service As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds — 1997	148
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine
38 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds,Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
THE RYDEX|SGI SERIES TRUST ANNUAL REPORT | 39

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS — concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy J. Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
40 | THE RYDEX|SGI SERIES TRUST ANNUAL REPORT

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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RSEP-ANN-0311x0312

Item 2. Code of Ethics.
The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Werner Keller, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
(a)-(d) The aggregate Audit Fees billed by the Trust’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended March 31, 2011 and March 31, 2010 were $960,156 and $935,845, respectively. The aggregate Audit Related Fees by the Trust’s principal accountant billed for the fiscal years ended March 31, 2011 and March 31, 2010 were $20,889 and $31,875, respectively. The aggregate Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2011 and March 31, 2010 were $0 and $0, respectively.
(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $47,000 and $75,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.
(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) Based on their evaluation on June 7, 2011, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the

Trust or Security Investors, LLC, d/b/a Security Global Investors (“SGI” or the “Advisor”), the investment advisor and manager of the Trust, or Rydex Distributors, LLC. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or SGI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of SGI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b) There were no significant changes in the Trust’s or SGI’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Series Funds

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President

Date June 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President

Date June 7, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos Nikolaos Bonos, Vice President and Treasurer

Date June 7, 2011

*	Print the name and title of each signing officer under his or her signature.